Brighthouse Funds Trust II

Schedule of Investments
March 31, 2021

Brighthouse Funds Trust II

Schedule of Investments as of March 31, 2021

Baillie Gifford International Stock Portfolio	BHFTII-1

BlackRock Bond Income Portfolio	BHFTII-5

BlackRock Capital Appreciation Portfolio	BHFTII-51

BlackRock Ultra-Short Term Bond Portfolio	BHFTII-55

Brighthouse Asset Allocation 20 Portfolio	BHFTII-58

Brighthouse Asset Allocation 40 Portfolio	BHFTII-59

Brighthouse Asset Allocation 60 Portfolio	BHFTII-60

Brighthouse Asset Allocation 80 Portfolio	BHFTII-61

Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-62

Brighthouse/Dimensional International Small Company Portfolio	BHFTII-66

Brighthouse/Wellington Balanced Portfolio	BHFTII-104

Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-135

Frontier Mid Cap Growth Portfolio	BHFTII-138

Jennison Growth Portfolio	BHFTII-142

Loomis Sayles Small Cap Core Portfolio	BHFTII-146

Loomis Sayles Small Cap Growth Portfolio	BHFTII-153

MetLife Aggregate Bond Index Portfolio	BHFTII-157

MetLife Mid Cap Stock index Portfolio	BHFTII-176

MetLife MSCI EAFE® Index Portfolio	BHFTII-184

MetLife Russell 2000® Index Portfolio	BHFTII-197

MetLife Stock Index Portfolio	BHFTII-217

MFS® Total Return Portfolio	BHFTII-227

MFS® Value Portfolio	BHFTII-241

Neuberger Berman Genesis Portfolio	BHFTII-245

T. Rowe Price Large Cap Growth Portfolio	BHFTII-249

T. Rowe Price Small Cap Growth Portfolio	BHFTII-256

VanEck Global Natural Resources Portfolio	BHFTII-263

Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-267

Western Asset Management U.S. Government Portfolio	BHFTII-294

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

MSCI sponsors the MSCI EAFE® Index, Bloomberg Barclays sponsors the Bloomberg Barclays U.S. Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and FTSE Russell sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Brighthouse Funds Trust II (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Brighthouse Funds Trust II Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with the Fund.

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Argentina—4.1%
MercadoLibre, Inc. (a)	54,835	$80,724,797

Australia—1.9%
Cochlear, Ltd.	105,108	16,893,356
CSL, Ltd.	107,633	21,689,560

		38,582,916

Belgium—0.8%
Umicore S.A.	286,132	15,180,919

Brazil—0.3%
Itau Unibanco Holding S.A. (ADR)	1,269,604	6,297,236

Canada—1.9%
Constellation Software, Inc.	14,190	19,816,995
Ritchie Bros. Auctioneers, Inc.	250,649	14,675,499
Topicus.com, Inc. (a)	61,847	4,062,108

		38,554,602

China—11.5%
Alibaba Group Holding, Ltd. (a)	1,653,672	46,795,691
KE Holdings, Inc. (ADR) (a)	140,040	7,979,479
Kuaishou Technology (a)	161,300	5,602,063
Meituan - Class B (a)	641,400	24,709,465
Ping An Healthcare and Technology Co., Ltd. (a) (b)	1,455,300	18,352,514
Ping An Insurance Group Co. of China, Ltd. - Class H	2,332,500	27,855,545
Prosus NV (a)	169,475	18,894,828
Tencent Holdings, Ltd.	643,600	50,739,477
Tencent Music Entertainment Group (ADR) (a)	1,347,646	27,613,267

		228,542,329

Denmark—3.7%
Chr Hansen Holding A/S	133,672	12,145,277
DSV Panalpina A/S	166,049	32,561,200
Novozymes A/S - B Shares	432,651	27,715,190

		72,421,667

Finland—1.6%
Kone Oyj - Class B	380,456	31,073,466

France—3.0%
Danone S.A.	227,734	15,625,818
Dassault Systemes SE	94,192	20,152,469
Edenred	462,971	24,186,353

		59,964,640

Germany—6.9%
Deutsche Boerse AG	223,716	37,184,872
Rational AG	26,415	20,499,951
SAP SE	289,626	35,471,663
Scout24 AG	577,171	43,794,196

		136,950,682

Hong Kong—3.6%
AIA Group, Ltd.	3,617,600	$44,009,919
Hong Kong Exchanges and Clearing, Ltd.	447,900	26,486,561

		70,496,480

India—2.6%
Housing Development Finance Corp., Ltd.	1,164,191	40,018,943
ICICI Lombard General Insurance Co., Ltd.	628,585	12,230,534

		52,249,477

Ireland—5.0%
CRH plc	596,933	27,910,624
Kingspan Group plc	350,591	29,722,577
Ryanair Holdings plc (ADR) (a)	363,909	41,849,535

		99,482,736

Italy—0.9%
FinecoBank Banca Fineco S.p.A.	1,109,579	18,206,828

Japan—13.2%
Denso Corp.	382,900	25,559,302
FANUC Corp.	94,200	22,418,203
Japan Exchange Group, Inc.	978,400	22,997,744
Nidec Corp.	305,100	37,269,583
Nintendo Co., Ltd.	34,800	19,479,200
Shimano, Inc.	119,000	28,423,824
Shiseido Co., Ltd.	340,900	22,964,574
SMC Corp.	54,500	31,798,205
Sony Corp.	271,300	28,562,857
Toyota Tsusho Corp. (b)	498,100	21,049,810

		260,523,302

Netherlands—5.5%
Adyen NV (a)	5,775	12,946,960
ASML Holding NV	52,508	32,026,665
Heineken Holding NV	201,191	17,909,546
IMCD NV	211,556	29,403,250
Just Eat Takeaway (a)	182,078	16,792,573

		109,078,994

Panama—0.7%
Copa Holdings S.A. - Class A	162,749	13,148,492

Peru—0.5%
Credicorp, Ltd.	70,681	9,652,904

Russia—1.1%
Magnit PJSC (GDR)	645,319	9,690,250
MMC Norilsk Nickel PJSC (ADR)	395,174	12,327,021

		22,017,271

South Africa—1.1%
Discovery, Ltd.	2,342,914	21,046,681

BHFTII-1

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Korea—3.6%
NAVER Corp.	56,456	$18,883,113
Samsung Electronics Co., Ltd.	720,021	52,007,928

		70,891,041

Spain—2.9%
Amadeus IT Group S.A.	378,209	26,772,101
Grifols S.A.	335,794	8,790,674
Grifols S.A. (ADR)	251,270	4,344,458
Industria de Diseno Textil S.A	554,809	18,288,198

		58,195,431

Sweden—3.4%
Atlas Copco AB - B Shares	715,553	37,225,714
Epiroc AB - Class B	1,400,922	29,191,280

		66,416,994

Switzerland—5.7%
Cie Financiere Richemont S.A. - Class A	216,196	20,760,394
Kuehne & Nagel International AG	91,720	26,171,369
Nestle S.A.	356,922	39,780,858
Temenos AG	177,379	25,530,492

		112,243,113

Taiwan—4.8%
Sea, Ltd. (ADR) (a)	32,190	7,185,774
Taiwan Semiconductor Manufacturing Co., Ltd.	4,247,000	88,309,633

		95,495,407

United Kingdom—6.6%
Burberry Group plc	620,560	16,247,078
Experian plc	774,557	26,682,254
Hargreaves Lansdown plc	960,395	20,415,843
Prudential plc	1,560,700	33,086,087
Rio Tinto plc	444,077	33,972,712

		130,403,974

United States—1.2%
Spotify Technology S.A. (a)	92,119	24,683,286

Total Common Stocks (Cost $1,215,361,180)		1,942,525,665

Preferred Stock—0.2%

Spain—0.2%
Grifols S.A. - Class B (Cost $4,790,751)	197,132	3,399,132

Short-Term Investment—1.4%
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $26,651,201; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/26, with a market value of $27,184,277.	26,651,201	26,651,201

Total Short-Term Investments (Cost $26,651,201)		26,651,201

Securities Lending Reinvestments (c)—0.1%

Repurchase Agreements—0.0%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $64,425; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $65,714.	64,425	64,425
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $18,114; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $18,476.	18,114	18,114
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $61,861; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $63,098.	61,861	61,861
Societe Generale Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $400,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $443,967.	400,000	400,000

		544,400

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (d)	700,000	700,000
Fidelity Government Portfolio, Institutional Class 0.010% (d)	700,000	700,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (d)	700,000	700,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (d)	700,000	700,000

		2,800,000

Total Securities Lending Reinvestments (Cost $3,344,400)		3,344,400

Total Investments—99.8% (Cost $1,250,147,532)		1,975,920,398
Other assets and liabilities (net)—0.2%		4,915,400

Net Assets—100.0%		$1,980,835,798

BHFTII-2

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $20,568,315 and the collateral received consisted of cash in the amount of $3,344,400 and non-cash collateral with a value of $18,671,528. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Ten Largest Industries as of March 31, 2021 (Unaudited)	% of Net Assets
Internet & Direct Marketing Retail	9.5
Machinery	8.7
Insurance	7.0
Semiconductors & Semiconductor Equipment	6.1
Interactive Media & Services	6.0
Capital Markets	5.4
Software	5.3
Entertainment	4.0
IT Services	3.2
Food Products	2.8

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt

BHFTII-3

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$80,724,797	$—	$—	$80,724,797
Australia	—	38,582,916	—	38,582,916
Belgium	—	15,180,919	—	15,180,919
Brazil	6,297,236	—	—	6,297,236
Canada	38,554,602	—	—	38,554,602
China	41,194,809	187,347,520	—	228,542,329
Denmark	—	72,421,667	—	72,421,667
Finland	—	31,073,466	—	31,073,466
France	—	59,964,640	—	59,964,640
Germany	—	136,950,682	—	136,950,682
Hong Kong	—	70,496,480	—	70,496,480
India	—	52,249,477	—	52,249,477
Ireland	41,849,535	57,633,201	—	99,482,736
Italy	—	18,206,828	—	18,206,828
Japan	—	260,523,302	—	260,523,302
Netherlands	—	109,078,994	—	109,078,994
Panama	13,148,492	—	—	13,148,492
Peru	9,652,904	—	—	9,652,904
Russia	—	22,017,271	—	22,017,271
South Africa	—	21,046,681	—	21,046,681
South Korea	—	70,891,041	—	70,891,041
Spain	4,344,458	53,850,973	—	58,195,431
Sweden	—	66,416,994	—	66,416,994
Switzerland	—	112,243,113	—	112,243,113
Taiwan	7,185,774	88,309,633	—	95,495,407
United Kingdom	—	130,403,974	—	130,403,974
United States	24,683,286	—	—	24,683,286
Total Common Stocks	267,635,893	1,674,889,772	—	1,942,525,665
Total Preferred Stock*	—	3,399,132	—	3,399,132
Total Short-Term Investment*	—	26,651,201	—	26,651,201
Securities Lending Reinvestments
Repurchase Agreements	—	544,400	—	544,400
Mutual Funds	2,800,000	—	—	2,800,000
Total Securities Lending Reinvestments	2,800,000	544,400	—	3,344,400
Total Investments	$270,435,893	$1,705,484,505	$—	$1,975,920,398

Collateral for Securities Loaned (Liability)	$—	$(3,344,400)	$—	$(3,344,400)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-4

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—47.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—30.5%
Fannie Mae 15 Yr. Pool
2.000%, 10/01/31	155,167	$159,676
2.000%, 11/01/31	1,884,492	1,938,786
2.000%, 12/01/31	204,457	210,353
2.000%, 03/01/32	1,290,909	1,327,856
2.500%, 09/01/27	158,600	165,765
2.500%, 02/01/28	19,148	19,993
2.500%, 04/01/28	50,489	52,924
2.500%, 08/01/28	139,723	146,453
2.500%, 01/01/30	732,745	766,728
2.500%, 02/01/30	86,141	90,079
2.500%, 03/01/30	140,816	147,666
2.500%, 07/01/30	566,747	593,100
2.500%, 08/01/30	1,762,631	1,847,008
2.500%, 09/01/30	905,120	948,994
2.500%, 11/01/30	1,785,610	1,870,268
2.500%, 03/01/31	96,559	100,714
2.500%, 06/01/31	517,361	542,567
2.500%, 07/01/31	291,659	305,867
2.500%, 08/01/31	41,684	43,630
2.500%, 10/01/31	2,547,238	2,671,163
2.500%, 11/01/31	1,615,365	1,695,395
2.500%, 02/01/32	75,634	79,390
2.500%, 03/01/32	258,616	272,126
2.500%, 08/01/32	1,840,624	1,931,767
2.500%, 02/01/33	3,181,716	3,329,529
3.000%, 04/01/28	105,729	112,539
3.000%, 05/01/28	117,825	125,414
3.000%, 10/01/28	243,114	258,482
3.000%, 11/01/28	1,753,707	1,859,606
3.000%, 12/01/28	478,221	506,195
3.000%, 01/01/29	186,608	197,398
3.000%, 04/01/29	854,652	909,379
3.000%, 05/01/29	1,102,218	1,168,513
3.000%, 08/01/29	1,082,781	1,152,367
3.000%, 10/01/29	310,060	330,446
3.000%, 03/01/30	660,528	703,994
3.000%, 04/01/30	526,937	560,940
3.000%, 05/01/30	885,918	943,489
3.000%, 07/01/30	646,192	687,568
3.000%, 08/01/30	2,967,281	3,157,085
3.000%, 09/01/30	729,285	774,858
3.000%, 08/01/31	2,808,218	2,972,929
3.000%, 09/01/31	318,533	340,104
3.000%, 03/01/32	611,124	651,254
3.500%, 08/01/28	300,957	322,897
3.500%, 10/01/28	1,810,126	1,966,721
3.500%, 11/01/28	1,975,297	2,141,147
3.500%, 02/01/29	2,386,134	2,577,206
3.500%, 04/01/29	646,350	695,471
3.500%, 05/01/29	1,927,721	2,078,537
3.500%, 06/01/29	1,327,720	1,442,813
3.500%, 07/01/29	732,455	794,589
3.500%, 09/01/29	121,836	131,815
3.500%, 08/01/30	567,193	618,057
3.500%, 11/01/32	157,050	172,231

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
3.500%, 01/01/33	103,944	113,984
4.000%, 10/01/33	6,567,576	7,114,042
4.500%, 02/01/25	135,871	143,216
4.500%, 04/01/25	30,140	31,976
4.500%, 07/01/25	93,331	98,397
4.500%, 06/01/26	690,979	732,158
Fannie Mae 20 Yr. Pool
3.000%, 10/01/36	74,894	79,387
3.000%, 11/01/36	785,374	837,468
3.000%, 12/01/36	1,183,378	1,262,524
3.000%, 06/01/38	2,155,747	2,259,316
Fannie Mae 30 Yr. Pool
2.500%, 12/01/50	2,474,558	2,548,802
3.000%, 03/01/43	6,713,499	7,134,845
3.000%, 04/01/43	3,968,837	4,217,908
3.000%, 05/01/43	1,942,149	2,060,460
3.000%, 06/01/43	66,766	71,202
3.000%, 12/01/43	7,443,042	7,923,089
3.000%, 06/01/44	10,190,829	10,834,834
3.000%, 06/01/46	42,688	45,234
3.000%, 08/01/46	54,144	57,616
3.000%, 11/01/46	2,208,038	2,334,873
3.000%, 02/01/47	1,367,441	1,451,414
3.000%, 03/01/47	2,224,093	2,350,345
3.000%, 03/01/50	814,092	860,841
3.000%, 07/01/50	36,041,430	37,603,448
3.000%, 08/01/50	14,967,095	15,780,983
3.000%, 09/01/50	16,966,937	17,735,514
3.500%, 01/01/42	353,462	384,129
3.500%, 04/01/42	229,627	248,939
3.500%, 05/01/42	26,291	28,499
3.500%, 06/01/42	73,527	79,659
3.500%, 07/01/42	83,739	91,022
3.500%, 09/01/44	23,843	26,055
3.500%, 02/01/45	2,595,204	2,819,106
3.500%, 03/01/46	4,413,553	4,779,370
3.500%, 09/01/46	1,228,245	1,313,294
3.500%, 05/01/47	1,228,825	1,326,191
3.500%, 01/01/48	7,298,018	7,901,170
3.500%, 03/01/48	2,640,883	2,800,784
3.500%, 04/01/48	1,316,354	1,430,420
3.500%, 06/01/48	1,703,908	1,841,501
3.500%, 06/01/49	3,271,794	3,554,476
3.500%, 08/01/49	8,676,529	9,472,688
3.500%, 08/01/50	576,407	619,978
4.000%, 08/01/33	562,708	619,539
4.000%, 01/01/42	667,190	735,041
4.000%, 02/01/42	1,294,979	1,433,588
4.000%, 05/01/42	330,170	363,814
4.000%, 01/01/45	9,346,683	10,290,735
4.000%, 07/01/47	2,262,102	2,476,282
4.000%, 08/01/47	572,093	624,534
4.000%, 04/01/48	4,163,996	4,632,667
4.000%, 06/01/48	2,194,526	2,390,646
4.000%, 08/01/48	916,989	1,005,653

BHFTII-5

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 05/01/49	239,403	$261,213
4.000%, 06/01/50	2,446,728	2,669,172
4.500%, 08/01/39	630,071	702,376
4.500%, 11/01/39	347,035	391,028
4.500%, 01/01/40	23,837	26,738
4.500%, 04/01/40	46,752	52,532
4.500%, 05/01/40	117,272	132,217
4.500%, 06/01/40	109,337	121,775
4.500%, 07/01/40	232,320	258,245
4.500%, 11/01/40	457,841	515,980
4.500%, 07/01/41	108,412	120,716
4.500%, 08/01/41	26,024	28,297
4.500%, 09/01/41	395,831	440,835
4.500%, 10/01/41	113,410	127,952
4.500%, 01/01/42	98,778	111,167
4.500%, 08/01/42	633,727	716,858
4.500%, 09/01/43	807,022	908,714
4.500%, 10/01/43	844,588	946,895
4.500%, 11/01/43	2,166,645	2,459,500
4.500%, 12/01/43	840,544	948,160
4.500%, 01/01/44	919,685	1,038,180
4.500%, 06/01/44	3,371,319	3,775,783
4.500%, 07/01/45	1,023,865	1,143,394
4.500%, 09/01/45	467,078	525,160
4.500%, 11/01/45	1,645,548	1,841,745
4.500%, 12/01/45	698,928	787,048
4.500%, 07/01/46	2,862,657	3,249,577
4.500%, 09/01/46	447,572	508,220
4.500%, 09/01/47	53,033	58,404
4.500%, 10/01/47	416,225	461,788
4.500%, 11/01/47	2,342,120	2,581,366
4.500%, 12/01/47	50,713	55,720
4.500%, 01/01/48	2,244,824	2,482,503
4.500%, 02/01/48	96,588	106,060
4.500%, 03/01/48	138,287	152,308
4.500%, 04/01/48	1,016,935	1,156,038
4.500%, 05/01/48	17,249,744	19,174,799
4.500%, 07/01/48	147,181	162,795
4.500%, 08/01/48	2,107,300	2,355,459
4.500%, 11/01/48	1,337,719	1,481,550
4.500%, 02/01/49	14,411,208	16,263,325
4.500%, 05/01/49	8,799,002	10,003,153
5.000%, 11/01/32	2,430	2,712
5.000%, 09/01/35	128,570	148,435
5.000%, 06/01/39	5,491,256	6,324,879
5.000%, 04/01/41	18,272	20,534
5.000%, 07/01/41	179,994	204,568
5.000%, 08/01/41	152,163	174,452
5.000%, 01/01/42	48,210	53,376
5.500%, 11/01/32	700,799	813,768
5.500%, 12/01/32	104,386	121,234
5.500%, 01/01/33	324,437	371,774
5.500%, 12/01/33	137,099	159,057
5.500%, 05/01/34	1,148,490	1,339,105
5.500%, 08/01/37	1,196,831	1,397,955

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 02/01/38	197,140	229,957
5.500%, 03/01/38	128,637	151,181
5.500%, 04/01/38	100,311	112,025
5.500%, 06/01/38	187,503	212,124
5.500%, 12/01/38	86,388	96,512
5.500%, 01/01/39	176,655	207,497
5.500%, 08/01/39	117,235	133,550
5.500%, 12/01/39	250,705	290,370
5.500%, 04/01/40	40,380	46,917
5.500%, 04/01/41	157,317	180,726
6.000%, 02/01/34	135,646	156,486
6.000%, 08/01/34	101,076	116,737
6.000%, 04/01/35	1,579,026	1,853,217
6.000%, 06/01/36	230,619	275,533
6.000%, 02/01/38	308,575	367,334
6.000%, 03/01/38	111,071	132,749
6.000%, 05/01/38	336,138	400,381
6.000%, 10/01/38	385,672	455,847
6.000%, 12/01/38	120,145	143,472
6.000%, 04/01/40	1,251,412	1,492,589
6.000%, 09/01/40	127,001	149,984
6.000%, 06/01/41	302,066	360,891
6.500%, 05/01/40	1,889,171	2,238,867
Fannie Mae Pool
3.500%, 06/01/49	1,925,133	2,033,453
4.000%, 01/01/41	174,639	190,924
Fannie Mae REMICS (CMO) 5.000%, 04/25/35	15,229	15,981
Freddie Mac 15 Yr. Gold Pool
2.500%, 04/01/27	57,328	59,919
2.500%, 10/01/28	237,090	247,606
2.500%, 08/01/29	524,984	548,166
2.500%, 12/01/29	175,418	182,989
2.500%, 05/01/30	633,178	663,770
2.500%, 07/01/30	403,731	422,979
2.500%, 08/01/30	1,501,675	1,575,356
2.500%, 09/01/30	1,619,872	1,698,261
2.500%, 04/01/31	1,196,418	1,254,060
3.000%, 01/01/30	448,289	476,636
3.000%, 04/01/30	2,546,453	2,712,068
3.000%, 05/01/30	430,801	459,269
3.000%, 06/01/30	17,655	18,801
3.000%, 07/01/30	943,432	1,003,795
3.000%, 08/01/30	274,427	292,043
Freddie Mac 20 Yr. Pool
3.000%, 09/01/37	112,049	116,827
3.500%, 01/01/34	831,217	898,437
3.500%, 05/01/35	3,254,775	3,515,446
Freddie Mac 30 Yr. Gold Pool
3.000%, 01/01/43	1,119,501	1,190,846
3.000%, 03/01/43	2,293,166	2,439,244
3.000%, 12/01/46	1,219,480	1,291,217
3.500%, 04/01/42	1,443,906	1,571,793
3.500%, 05/01/42	46,888	50,893
3.500%, 08/01/42	1,192,636	1,301,862

BHFTII-6

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 10/01/42	79,961	$86,482
3.500%, 06/01/43	217,554	236,460
3.500%, 01/01/44	364,112	397,705
3.500%, 05/01/44	84,798	92,735
3.500%, 06/01/44	179,431	195,084
3.500%, 07/01/44	69,523	75,902
3.500%, 09/01/44	143,615	156,793
3.500%, 09/01/45	138,981	151,924
3.500%, 03/01/47	1,282,009	1,383,212
3.500%, 10/01/47	961,777	1,047,349
3.500%, 12/01/47	1,212,690	1,320,585
3.500%, 01/01/48	408,096	442,487
4.000%, 08/01/40	166,187	182,327
4.000%, 09/01/40	190,709	211,229
4.000%, 10/01/40	97,409	107,890
4.000%, 11/01/40	373,203	412,760
4.000%, 04/01/41	9,190	10,080
4.000%, 10/01/41	357,168	395,463
4.000%, 09/01/43	322,935	358,108
4.000%, 04/01/44	696,753	771,415
4.000%, 07/01/44	196,559	216,196
4.000%, 02/01/45	188,559	206,614
4.000%, 09/01/45	845,905	927,194
4.000%, 12/01/45	6,470,976	7,085,278
4.500%, 02/01/39	678,377	764,320
4.500%, 08/01/39	529,840	594,522
4.500%, 12/01/39	136,456	152,044
4.500%, 07/01/40	46,787	52,775
4.500%, 05/01/41	796,315	890,496
4.500%, 05/01/42	823,570	925,353
4.500%, 10/01/43	308,637	341,376
4.500%, 12/01/43	1,012,120	1,145,781
4.500%, 04/01/47	1,673,383	1,848,252
4.500%, 05/01/47	644,800	718,319
4.500%, 07/01/47	1,562,637	1,734,721
4.500%, 07/01/48	2,509,798	2,794,918
4.500%, 08/01/48	5,734,141	6,371,798
4.500%, 02/01/49	2,137,234	2,353,621
4.500%, 04/01/49	1,190,671	1,317,407
5.000%, 10/01/41	360,951	417,504
5.000%, 11/01/41	2,970,264	3,431,100
5.500%, 02/01/35	94,297	110,264
5.500%, 09/01/39	92,640	106,039
5.500%, 01/01/40	86,206	96,417
5.500%, 07/01/40	9,657	10,763
5.500%, 06/01/41	1,370,934	1,611,294
Freddie Mac 30 Yr. Pool 3.000%, 08/01/50	3,866,287	4,107,799
Freddie Mac Gold Pool
3.000%, 09/01/27	308,910	326,289
3.000%, 07/01/28	165,939	175,282
Freddie Mac Multifamily Structured Pass-Through Certificates
0.802%, 05/25/29 (a) (b)	6,293,000	339,518
0.883%, 11/25/30 (a) (b)	2,129,207	153,889
0.886%, 09/25/29 (a) (b)	2,543,145	166,722

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
2.667%, SOFR + 2.650%, 01/25/51 (144A) (b)	1,400,000	1,347,496
3.017%, SOFR + 3.000%, 08/25/33 (144A) (b)	1,444,344	1,426,359
3.017%, SOFR + 3.000%, 12/25/50 (144A) (b)	610,000	600,505
3.417%, SOFR + 3.400%, 08/25/33 (144A) (b)	1,160,000	1,148,400
4.017%, SOFR + 4.000%, 11/25/50 (144A) (b)	410,000	419,751
4.559%, 1M LIBOR + 4.450%, 03/25/30 (b)	682,210	707,918
4.767%, SOFR + 4.750%, 01/25/51 (144A) (b)	860,000	802,558
5.017%, SOFR + 5.000%, 08/25/33 (144A) (b)	866,467	814,682
6.017%, SOFR + 6.000%, 08/25/33 (144A) (b)	1,050,000	1,018,550
FREMF Mortgage Trust
0.100%, 01/25/29 (144A) (a)	25,800,618	157,353
4.229%, 08/25/50 (144A) (b)	440,000	487,475
FRESB Mortgage Trust 3.645%, 06/25/28 (b)	373,458	403,101
Ginnie Mae I 30 Yr. Pool
3.000%, 02/15/45	764,158	799,968
3.500%, 01/15/42	207,477	222,037
3.500%, 02/15/42	93,753	99,843
3.500%, 04/15/42	213,719	230,354
3.500%, 05/15/42	269,642	294,786
3.500%, 08/15/42	268,537	288,258
3.500%, 11/15/42	199,866	214,401
3.500%, 12/15/42	729,803	797,616
3.500%, 01/15/43	319,742	343,253
3.500%, 02/15/43	525,247	568,726
3.500%, 03/15/43	296,389	316,391
3.500%, 04/15/43	1,220,998	1,318,061
3.500%, 05/15/43	1,616,412	1,751,382
3.500%, 06/15/43	463,181	506,096
3.500%, 07/15/43	1,479,447	1,617,373
4.000%, 03/15/41	390,568	427,351
4.000%, 12/15/41	23,832	25,513
4.500%, 02/15/42	5,466,138	6,161,839
4.500%, 03/15/47	108,864	124,035
4.500%, 04/15/47	271,392	307,529
4.500%, 05/15/47	95,673	109,717
5.000%, 12/15/38	171,625	199,148
5.000%, 07/15/39	338,855	393,236
5.000%, 10/15/39	197,049	228,671
5.000%, 09/15/40	13,243	15,428
5.000%, 12/15/40	539,244	627,759
5.500%, 04/15/33	16,544	19,189
6.500%, 04/15/33	39,303	43,889
8.500%, 05/15/22	150	151
Ginnie Mae II 30 Yr. Pool
2.000%, TBA (c)	31,154,000	31,455,805
2.500%, TBA (c)	39,492,800	40,748,548
3.000%, 12/20/44	73,736	78,398
3.000%, 05/20/46	59,752	63,284
3.000%, 06/20/46	1,367,205	1,448,713
3.000%, 09/20/46	5,341,360	5,632,274
3.000%, 11/20/47	1,035,962	1,094,002
3.000%, 08/20/50	6,297,016	6,563,769
3.000%, 09/20/50	4,010,821	4,187,096
3.000%, TBA (c)	55,327,500	57,637,855

BHFTII-7

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.500%, 04/20/43	1,205,586	$1,309,378
3.500%, 05/20/43	652,866	708,836
3.500%, 07/20/43	51,200	55,617
3.500%, 02/20/44	1,363,990	1,481,325
3.500%, 03/20/45	54,257	58,132
3.500%, 04/20/45	82,393	88,274
3.500%, 05/20/45	340,789	364,418
3.500%, 07/20/45	61,570	65,972
3.500%, 08/20/45	80,923	86,703
3.500%, 10/20/45	156,184	167,336
3.500%, 11/20/45	56,380	60,406
3.500%, 12/20/45	852,913	913,896
3.500%, 01/20/46	173,005	184,994
3.500%, 05/20/46	750,809	806,590
3.500%, 09/20/46	285,935	305,779
3.500%, 10/20/46	1,335,286	1,451,489
3.500%, 05/20/47	9,590,678	10,232,171
3.500%, 11/20/47	5,530,709	5,897,942
3.500%, 03/20/48	77,607	82,527
3.500%, 04/20/48	30,958	32,972
3.500%, TBA (c)	17,522,496	18,490,340
4.000%, 04/20/39	26,323	29,028
4.000%, 07/20/39	195,007	215,946
4.000%, 09/20/40	50,006	55,384
4.000%, 10/20/40	576,842	638,856
4.000%, 11/20/40	319,118	353,400
4.000%, 12/20/40	1,206,177	1,335,676
4.000%, 01/20/41	1,072,955	1,185,676
4.000%, 02/20/41	18,913	20,986
4.000%, 07/20/43	108,030	119,837
4.000%, 08/20/44	438,281	480,978
4.000%, 10/20/46	86,657	95,227
4.000%, 05/20/47	390,418	422,469
4.000%, 06/20/47	996,218	1,079,523
4.000%, 11/20/47	1,182,123	1,277,981
4.000%, 12/20/47	578,940	625,033
4.000%, 05/20/50	1,322,555	1,412,988
4.000%, TBA (c)	14,878,500	15,882,799
4.500%, 12/20/39	44,007	49,346
4.500%, 01/20/40	53,886	60,318
4.500%, 02/20/40	42,843	48,041
4.500%, 05/20/40	2,776	3,107
4.500%, 09/20/48	576,360	636,040
4.500%, 03/20/49	2,935,152	3,176,268
4.500%, 04/20/49	626,213	677,631
4.500%, 05/20/49	2,486,331	2,688,145
4.500%, 04/20/50	69,106	74,715
5.000%, 10/20/33	510,062	583,138
5.000%, 10/20/39	156,031	179,304
5.000%, 07/20/42	218,030	250,472
5.000%, TBA (c)	5,289,000	5,789,905
Government National Mortgage Association
0.177%, 06/16/53 (a) (b)	599,760	3,757
0.596%, 03/16/55 (a) (b)	2,130,374	62,935
0.623%, 02/16/50 (a) (b)	1,327,455	41,999

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
0.678%, 11/16/53 (a) (b)	908,565	18,078
0.764%, 09/16/51 (a) (b)	10,473,287	306,677
0.771%, 09/16/55 (a) (b)	1,421,176	52,060
0.786%, 02/16/58 (a) (b)	3,448,011	146,863
0.803%, 08/15/58 (a) (b)	2,532,323	138,965
0.871%, 09/16/56 (a) (b)	897,569	48,962
0.951%, 12/16/57 (a) (b)	2,522,528	140,350
0.951%, 05/16/58 (a) (b)	1,637,242	91,495
2.250%, 12/16/38	1,436	1,424
Uniform Mortgage-Backed Securities 15 Yr. Pool
1.500%, TBA (c)	14,747,000	14,813,578
2.000%, TBA (c)	24,525,000	25,169,333
2.500%, TBA (c)	7,419,800	7,719,780
3.000%, TBA (c)	679,000	717,008
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (c)	95,370,000	95,088,370
2.500%, TBA (c)	127,515,646	130,526,788
3.500%, TBA (c)	46,994,006	49,642,926
4.000%, TBA (c)	38,104,772	40,882,252

		1,042,792,339

U.S. Treasury—16.6%
U.S. Treasury Bonds
1.125%, 05/15/40	8,053,000	6,570,745
1.125%, 08/15/40	8,053,000	6,548,096
1.375%, 11/15/40	8,053,000	6,850,083
2.250%, 08/15/49 (d)	5,248,000	5,074,775
2.500%, 02/15/45	15,574,000	15,898,864
2.750%, 11/15/47	15,574,000	16,651,404
2.875%, 05/15/43	3,865,000	4,228,099
2.875%, 11/15/46	3,706,000	4,049,094
3.000%, 02/15/48 (d)	19,280,000	21,612,428
3.125%, 02/15/43	3,865,000	4,397,494
3.625%, 08/15/43	3,865,000	4,743,835
3.750%, 11/15/43	3,865,000	4,834,269
4.250%, 05/15/39	1,010,000	1,326,927
4.375%, 11/15/39	1,010,000	1,349,928
4.500%, 08/15/39	1,010,000	1,367,761
U.S. Treasury Inflation Indexed Bond 0.125%, 01/15/31 (e)	47,635,254	51,274,265
U.S. Treasury Notes
0.250%, 04/15/23	27,956,000	27,996,405
0.375%, 04/30/25	41,246,000	40,728,814
0.500%, 03/15/23	27,956,000	28,137,277
0.500%, 05/31/27	15,364,000	14,685,223
1.125%, 07/31/21	16,708,000	16,768,044
1.500%, 01/31/22	14,845,000	15,021,284
1.500%, 10/31/24	41,246,000	42,657,387
1.500%, 08/15/26	10,766,000	11,025,057
1.500%, 02/15/30	5,471,000	5,403,681
1.625%, 11/30/26	15,364,000	15,800,914
1.625%, 08/15/29	2,246,000	2,253,984
1.750%, 07/31/21	9,024,000	9,075,465
1.750%, 04/30/22	14,119,000	14,371,598

BHFTII-8

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.750%, 07/15/22	27,956,000	$28,546,789
1.750%, 07/31/24	14,357,000	14,975,585
1.750%, 12/31/24	41,246,000	43,027,956
2.000%, 02/15/25	9,276,000	9,769,875
2.125%, 12/31/22	7,432,000	7,687,185
2.125%, 07/31/24	7,432,000	7,844,534
2.125%, 05/15/25	8,178,000	8,656,541
2.250%, 08/15/27	22,796,000	24,161,089
2.375%, 05/15/29	5,471,000	5,813,792
2.625%, 02/15/29	5,471,000	5,917,656
2.750%, 05/31/23	7,432,000	7,841,921
2.875%, 08/15/28	2,236,000	2,459,425
3.125%, 11/15/28	2,236,000	2,500,564

		569,906,112

Total U.S. Treasury & Government Agencies (Cost $1,599,750,734)		1,612,698,451

Corporate Bonds & Notes—38.1%

Advertising—0.1%
Lamar Media Corp. 3.750%, 02/15/28	71,000	70,911
Omnicom Group, Inc. 4.200%, 06/01/30	738,000	830,513
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, 03/15/30 (144A)	59,000	56,787
5.000%, 08/15/27 (144A)	936,000	945,360

		1,903,571

Aerospace/Defense—1.3%
BAE Systems Holdings, Inc. 3.850%, 12/15/25 (144A)	1,811,000	1,993,553
BAE Systems plc 3.400%, 04/15/30 (144A)	2,538,000	2,693,986
Boeing Co. (The)
2.250%, 06/15/26	859,000	860,208
4.875%, 05/01/25	1,523,000	1,695,781
5.930%, 05/01/60	624,000	800,670
Embraer Netherlands Finance B.V.
5.400%, 02/01/27	174,000	181,352
6.950%, 01/17/28 (144A)	205,000	225,393
Embraer Overseas, Ltd. 5.696%, 09/16/23	244,000	256,202
General Dynamics Corp. 3.625%, 04/01/30	1,984,000	2,193,170
L3Harris Technologies, Inc.
1.800%, 01/15/31	2,595,000	2,430,500
3.850%, 12/15/26	816,000	903,427
4.400%, 06/15/28	3,389,000	3,845,647
Lockheed Martin Corp.
2.800%, 06/15/50 (f)	633,000	597,013
3.600%, 03/01/35	2,686,000	2,992,206
3.800%, 03/01/45	280,000	308,077

Aerospace/Defense—(Continued)
Northrop Grumman Corp.
3.250%, 01/15/28	3,173,000	3,403,804
5.250%, 05/01/50	1,298,000	1,682,091
Raytheon Technologies Corp.
2.150%, 05/18/30 (EUR)	906,000	1,192,856
2.250%, 07/01/30	1,791,000	1,762,613
3.150%, 12/15/24	775,000	832,920
4.125%, 11/16/28	1,904,000	2,144,158
4.200%, 12/15/44	425,000	451,309
4.350%, 04/15/47	306,000	348,471
4.500%, 06/01/42	596,000	710,727
4.625%, 11/16/48	935,000	1,118,654
5.400%, 05/01/35	5,000	6,321
7.000%, 11/01/28	1,810,000	2,327,828
7.200%, 08/15/27	525,000	687,222
TransDigm, Inc.
6.250%, 03/15/26 (144A)	4,758,000	5,044,432
8.000%, 12/15/25 (144A)	1,880,000	2,047,320

		45,737,911

Agriculture—0.6%
Altria Group, Inc.
2.200%, 06/15/27 (EUR)	623,000	788,229
2.450%, 02/04/32	2,190,000	2,092,282
3.125%, 06/15/31 (EUR)	2,110,000	2,848,432
4.400%, 02/14/26	882,000	994,585
5.800%, 02/14/39	1,943,000	2,371,002
6.200%, 02/14/59	134,000	163,230
BAT Capital Corp.
2.726%, 03/25/31	1,307,000	1,264,034
4.906%, 04/02/30	2,401,000	2,741,437
BAT International Finance plc 1.668%, 03/25/26	1,577,000	1,560,880
Darling Ingredients, Inc. 5.250%, 04/15/27 (144A)	325,000	341,656
Philip Morris International, Inc. 1.450%, 08/01/39 (EUR)	2,000,000	2,236,897
Reynolds American, Inc.
4.450%, 06/12/25	2,126,000	2,359,093
5.850%, 08/15/45	1,045,000	1,231,767

		20,993,524

Airlines—0.7%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	526,688	513,066
3.700%, 01/15/26 (144A)	7,553	7,234
Allegiant Travel Co. 8.500%, 02/05/24 (144A)	892,000	963,360
American Airlines Pass-Through Trust
3.000%, 10/15/28	1,757,129	1,771,187
3.150%, 02/15/32	1,139,761	1,134,369
3.200%, 06/15/28	445,225	443,392
3.575%, 01/15/28	141,412	143,174
3.600%, 09/22/27	247,267	248,953
3.650%, 02/15/29	324,415	326,979

BHFTII-9

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
American Airlines Pass-Through Trust
3.750%, 10/15/25	19,841	$18,676
3.850%, 02/15/28	1,178,300	1,071,136
4.400%, 09/22/23	1,463,197	1,382,400
4.950%, 02/15/25	306,088	284,958
5.250%, 01/15/24	864,303	820,366
Azul Investments LLP 5.875%, 10/26/24 (144A)	455,000	400,400
British Airways Pass-Through Trust
4.250%, 11/15/32 (144A)	355,875	372,865
8.375%, 11/15/28 (144A)	280,227	318,915
Delta Air Lines Pass-Through Trust 3.204%, 04/25/24	2,715,000	2,812,431
Gol Finance S.A. 7.000%, 01/31/25 (144A)	800,000	654,000
Latam Finance, Ltd. 6.875%, 04/11/24 (g)	200,000	165,000
Turkish Airlines Pass-Through Trust 4.200%, 03/15/27 (144A)	871,141	782,916
United Airlines Pass-Through Trust
2.700%, 05/01/32	571,434	554,991
2.875%, 10/07/28	448,474	455,221
3.100%, 07/07/28	136,158	139,195
3.450%, 12/01/27	179,955	188,120
3.500%, 05/01/28	976,062	949,808
3.500%, 03/01/30	238,535	244,089
3.650%, 10/07/25	63,160	61,581
4.000%, 04/11/26	208,991	216,203
4.150%, 08/25/31	220,756	235,453
4.625%, 09/03/22	98,468	100,565
4.750%, 04/11/22	232,199	235,827
4.875%, 01/15/26	635,000	658,812
5.875%, 10/15/27	4,171,652	4,625,082

		23,300,724

Apparel—0.0%
Hanesbrands, Inc.
4.625%, 05/15/24 (144A)	742,000	787,191
4.875%, 05/15/26 (144A)	106,000	113,685
Under Armour, Inc. 3.250%, 06/15/26	71,000	71,043
William Carter Co. (The) 5.625%, 03/15/27 (144A)	329,000	347,506

		1,319,425

Auto Manufacturers—1.0%
BMW US Capital LLC 2.550%, 04/01/31 (144A)	767,000	769,085
Daimler Finance North America LLC 3.350%, 05/04/21 (144A)	1,270,000	1,273,069
General Motors Co.
4.000%, 04/01/25	514,000	560,355
4.875%, 10/02/23	1,675,000	1,833,711
5.400%, 10/02/23	682,000	740,531

Auto Manufacturers—(Continued)
General Motors Financial Co., Inc.
2.750%, 06/20/25	631,000	658,703
3.700%, 05/09/23	3,188,000	3,357,773
4.000%, 01/15/25	2,870,000	3,117,481
4.350%, 04/09/25	2,117,000	2,321,967
5.100%, 01/17/24	1,344,000	1,486,303
5.200%, 03/20/23	1,669,000	1,810,014
Hyundai Capital America
2.375%, 02/10/23 (144A)	3,142,000	3,225,262
3.950%, 02/01/22 (144A)	965,000	990,631
Hyundai Capital Services, Inc. 3.000%, 08/29/22 (144A)	1,220,000	1,256,676
Nissan Motor Acceptance Corp. 2.750%, 03/09/28 (144A)	608,000	603,054
Nissan Motor Co., Ltd.
3.522%, 09/17/25 (144A) (f)	1,720,000	1,822,050
4.810%, 09/17/30 (144A)	5,384,000	5,905,097
Toyota Motor Credit Corp.
2.150%, 02/13/30	1,112,000	1,104,413
3.375%, 04/01/30	934,000	1,013,783

		33,849,958

Auto Parts & Equipment—0.0%
American Axle & Manufacturing, Inc. 6.250%, 04/01/25 (f)	396,000	407,880
Magna International, Inc. 2.450%, 06/15/30	582,000	585,584

		993,464

Banks—8.7%
Banco do Brasil S.A. 5.875%, 01/26/22 (144A)	255,000	264,055
Banco Espirito Santo S.A. 4.000%, 01/21/19 (EUR) (g)	200,000	32,836
Banco Industrial S.A. 4.875%, 5Y H15 + 4.442%, 01/29/31 (144A) (b)	160,000	164,832
Banco Mercantil del Norte S.A. 6.875%, 5Y H15 + 5.035%, 07/06/22 (144A) (b)	200,000	204,250
Banco Santander S.A.
1.849%, 03/25/26	1,600,000	1,596,935
2.706%, 06/27/24	2,000,000	2,110,311
3.306%, 06/27/29	1,000,000	1,059,894
Banco Votorantim S.A. 4.000%, 09/24/22 (144A)	276,000	284,283
Bank of America Corp.
1.197%, SOFR + 1.010%, 10/24/26 (b)	2,666,000	2,631,443
1.922%, SOFR + 1.370%, 10/24/31 (b)	1,613,000	1,517,939
2.456%, 3M LIBOR + 0.870%, 10/22/25 (b)	9,380,000	9,832,022
2.592%, SOFR + 2.150%, 04/29/31 (b)	650,000	648,643
2.676%, SOFR + 1.930%, 06/19/41 (b)	2,372,000	2,220,624
2.816%, 3M LIBOR + 0.930%, 07/21/23 (b)	515,000	530,166
2.884%, 3M LIBOR + 1.190%, 10/22/30 (b)	1,133,000	1,164,763
3.194%, 3M LIBOR + 1.180%, 07/23/30 (b)	2,381,000	2,499,403
3.419%, 3M LIBOR + 1.040%, 12/20/28 (b)	6,982,000	7,497,831
3.499%, 3M LIBOR + 0.630%, 05/17/22 (b)	2,415,000	2,423,999

BHFTII-10

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
3.550%, 3M LIBOR + 0.780%, 03/05/24 (b)	3,369,000	$3,554,545
3.559%, 3M LIBOR + 1.060%, 04/23/27 (b)	3,494,000	3,802,076
3.593%, 3M LIBOR + 1.370%, 07/21/28 (b)	2,004,000	2,174,941
3.705%, 3M LIBOR + 1.512%, 04/24/28 (b)	4,747,000	5,192,245
3.824%, 3M LIBOR + 1.575%, 01/20/28 (b)	1,466,000	1,610,565
3.950%, 04/21/25	1,023,000	1,121,677
3.970%, 3M LIBOR + 1.070%, 03/05/29 (b)	748,000	824,195
3.974%, 3M LIBOR + 1.210%, 02/07/30 (b)	1,307,000	1,450,620
4.000%, 01/22/25	1,281,000	1,402,836
4.200%, 08/26/24	1,903,000	2,098,924
4.271%, 3M LIBOR + 1.310%, 07/23/29 (b)	838,000	942,169
4.450%, 03/03/26	879,000	988,011
5.875%, 3M LIBOR + 2.931%, 03/15/28 (b)	1,765,000	1,925,032
Bank of New York Mellon Corp. (The)
3.442%, 3M LIBOR + 1.069%, 02/07/28 (b)	1,343,000	1,475,937
3.607%, 3M LIBOR + 3.420%, 06/20/21 (b)	830,000	829,820
3.700%, 5Y H15 + 3.352%, 03/20/26 (b) (f)	255,000	262,344
4.625%, 3M LIBOR + 3.131%, 09/20/26 (b)	1,770,000	1,867,350
Barclays plc
2.667%, 1Y H15 + 1.200%, 03/10/32 (b)	1,016,000	991,758
3.811%, 1Y H15 + 1.700%, 03/10/42 (b)	1,254,000	1,228,465
4.972%, 3M LIBOR + 1.902%, 05/16/29 (b)	3,147,000	3,618,548
BNP Paribas S.A.
2.819%, 3M LIBOR + 1.111%, 11/19/25 (144A) (b)	976,000	1,027,393
3.052%, SOFR + 1.507%, 01/13/31 (144A) (b)	2,468,000	2,529,912
3.375%, 01/09/25 (144A)	2,225,000	2,388,445
BPCE S.A. 2.700%, 10/01/29 (144A)	2,283,000	2,315,085
Burgan Bank SAK 5.749%, 5Y H15 + 4.007%, 07/09/24 (b)	292,000	288,229
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (b) (f)	1,014,000	1,013,207
2.976%, SOFR + 1.422%, 11/05/30 (b)	7,893,000	8,162,844
3.200%, 10/21/26	973,000	1,045,565
3.668%, 3M LIBOR + 1.390%, 07/24/28 (b)	5,327,000	5,825,729
3.875%, 5Y H15 + 3.417%, 02/18/26 (b)	1,721,000	1,712,963
3.980%, 3M LIBOR + 1.338%, 03/20/30 (b)	522,000	577,882
4.000%, 5Y H15 + 3.597%, 12/10/25 (b)	780,000	787,605
4.075%, 3M LIBOR + 1.192%, 04/23/29 (b)	2,296,000	2,554,301
4.400%, 06/10/25	1,456,000	1,617,940
4.600%, 03/09/26	671,000	757,147
Citizens Financial Group, Inc. 3.250%, 04/30/30	680,000	722,055
Credit Suisse AG
2.950%, 04/09/25	850,000	901,036
3.625%, 09/09/24	1,166,000	1,263,588
Credit Suisse Group AG 3.800%, 06/09/23	955,000	1,013,332
Danske Bank A/S
1.171%, 1Y H15 + 1.030%, 12/08/23 (144A) (b)	610,000	613,335
1.621%, 1Y H15 + 1.350%, 09/11/26 (144A) (b)	626,000	619,231
5.000%, 01/12/22 (144A)	1,557,000	1,609,222
5.000%, 1Y H15 + 1.730%, 01/12/23 (144A) (b)	350,000	361,125
5.375%, 01/12/24 (144A)	2,770,000	3,088,800

Banks—(Continued)
Deutsche Bank AG
1.447%, SOFR + 1.131%, 04/01/25 (b)	3,480,000	3,478,789
1.686%, 03/19/26	2,548,000	2,542,339
3.547%, SOFR + 3.043%, 09/18/31 (b)	664,000	685,638
Discover Bank 3.450%, 07/27/26	312,000	337,638
Emirates NBD Bank PJSC 6.125%, 6Y USD Swap + 3.656%, 03/20/25 (b)	477,000	509,112
Goldman Sachs Group, Inc. (The)
0.855%, SOFR + 0.609%, 02/12/26 (b)	2,101,000	2,065,078
1.364%, 3M LIBOR + 1.170%, 05/15/26 (b)	2,089,000	2,116,280
1.431%, SOFR + 0.798%, 03/09/27 (b)	3,151,000	3,122,786
3.272%, 3M LIBOR + 1.201%, 09/29/25 (b)	2,104,000	2,257,739
3.500%, 01/23/25	1,754,000	1,892,829
3.500%, 04/01/25	7,417,000	8,035,671
3.500%, 11/16/26	724,000	784,709
3.691%, 3M LIBOR + 1.510%, 06/05/28 (b)	2,233,000	2,443,266
3.750%, 05/22/25	538,000	587,305
3.750%, 02/25/26	1,438,000	1,579,733
3.850%, 01/26/27	583,000	639,528
Grupo Aval, Ltd.
4.375%, 02/04/30 (144A)	827,000	834,236
4.750%, 09/26/22	204,000	212,876
HSBC Holdings plc
4.583%, 3M LIBOR + 1.535%, 06/19/29 (b)	4,849,000	5,449,294
4.700%, 5Y H15 + 3.250%, 03/09/31 (b)	1,315,000	1,295,275
ING Groep NV
1.726%, SOFR + 0.920%, 04/01/27 (b)	723,000	723,418
4.100%, 10/02/23	4,065,000	4,400,828
4.625%, 01/06/26 (144A)	2,895,000	3,281,490
Itau Unibanco Holding S.A.
2.900%, 01/24/23 (144A) (f)	901,000	919,020
3.250%, 01/24/25 (144A)	701,000	713,569
JPMorgan Chase & Co.
0.653%, SOFR + 0.600%, 09/16/24 (b) (f)	1,720,000	1,723,345
2.005%, SOFR + 1.585%, 03/13/26 (b)	3,385,000	3,480,965
2.083%, SOFR + 1.850%, 04/22/26 (b)	2,818,000	2,894,268
2.301%, SOFR + 1.160%, 10/15/25 (b)	5,305,000	5,522,164
3.200%, 06/15/26	60,000	64,862
3.509%, 3M LIBOR + 0.945%, 01/23/29 (b)	2,114,000	2,285,912
3.540%, 3M LIBOR + 1.380%, 05/01/28 (b)	6,521,000	7,097,129
3.702%, 3M LIBOR + 1.160%, 05/06/30 (b)	652,000	710,652
3.782%, 3M LIBOR + 1.337%, 02/01/28 (b)	1,672,000	1,842,848
3.900%, 07/15/25	2,252,000	2,485,958
3.960%, 3M LIBOR + 1.245%, 01/29/27 (b)	3,085,000	3,411,877
4.005%, 3M LIBOR + 1.120%, 04/23/29 (b)	2,500,000	2,787,950
4.023%, 3M LIBOR + 1.000%, 12/05/24 (b)	5,753,000	6,241,555
4.032%, 3M LIBOR + 1.460%, 07/24/48 (b) (f)	2,266,000	2,540,219
4.260%, 3M LIBOR + 1.580%, 02/22/48 (b)	563,000	653,674
4.452%, 3M LIBOR + 1.330%, 12/05/29 (b)	431,000	493,694
Lloyds Banking Group plc
1.627%, 1Y H15 + 0.850%, 05/11/27 (b)	1,634,000	1,622,121
3.574%, 3M LIBOR + 1.205%, 11/07/28 (b)	2,427,000	2,620,740
3.750%, 01/11/27	579,000	635,021

BHFTII-11

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Mitsubishi UFJ Financial Group, Inc.
0.848%, 1Y H15 + 0.680%, 09/15/24 (b)	1,419,000	$1,420,441
1.412%, 07/17/25	250,000	249,828
2.193%, 02/25/25	2,988,000	3,082,120
2.998%, 02/22/22	57,000	58,324
3.455%, 03/02/23	2,297,000	2,422,006
Mizuho Financial Group, Inc.
1.979%, 3M LIBOR + 1.270%, 09/08/31 (b)	1,417,000	1,336,433
2.201%, 3M LIBOR + 1.510%, 07/10/31 (b)	851,000	821,580
2.555%, 3M LIBOR + 1.100%, 09/13/25 (b)	4,029,000	4,214,101
2.632%, 04/12/21 (144A)	1,021,000	1,021,465
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (b)	324,000	302,408
2.188%, SOFR + 1.990%, 04/28/26 (b)	2,229,000	2,303,075
2.699%, SOFR + 1.143%, 01/22/31 (b)	4,603,000	4,683,683
3.591%, 3M LIBOR + 1.340%, 07/22/28 (b)	2,308,000	2,516,149
3.622%, SOFR + 3.120%, 04/01/31 (b)	1,710,000	1,856,623
3.625%, 01/20/27	3,448,000	3,783,322
3.772%, 3M LIBOR + 1.140%, 01/24/29 (b)	1,405,000	1,536,705
3.875%, 01/27/26	388,000	431,432
4.000%, 07/23/25	2,726,000	3,025,193
4.431%, 3M LIBOR + 1.628%, 01/23/30 (b)	4,509,000	5,162,852
NBK Tier 1 Financing, Ltd. 3.625%, 6Y USD Swap + 2.875%, 08/24/26 (144A) (b)	637,000	631,258
Northern Trust Corp. 3.150%, 05/03/29	558,000	598,005
Santander UK Group Holdings plc
1.089%, SOFR + 0.787%, 03/15/25 (b)	420,000	420,340
1.532%, 1Y H15 + 1.250%, 08/21/26 (b)	1,998,000	1,981,339
2.875%, 08/05/21	1,905,000	1,920,928
3.571%, 01/10/23	3,656,000	3,737,214
3.823%, 3M LIBOR + 1.400%, 11/03/28 (b)	651,000	710,776
State Street Corp.
2.400%, 01/24/30	1,124,000	1,143,530
3.781%, 3M LIBOR + 3.597%, 06/15/21 (b)	280,000	280,770
5.625%, 3M LIBOR + 2.539%, 12/15/23 (b)	2,815,000	2,959,409
Sumitomo Mitsui Financial Group, Inc.
2.348%, 01/15/25 (f)	2,905,000	3,015,269
3.784%, 03/09/26	585,000	644,711
U.S. Bancorp 3.000%, 07/30/29	733,000	768,098
UBS Group AG
1.364%, 1Y H15 + 1.080%, 01/30/27 (144A) (b)	1,847,000	1,820,117
2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (b)	3,575,000	3,685,594
4.125%, 09/24/25 (144A)	2,791,000	3,097,881
4.125%, 04/15/26 (144A)	1,137,000	1,268,740
4.375%, 5Y H15 + 3.313%, 02/10/31 (144A) (b)	380,000	374,870
7.000%, 5Y USD Swap + 4.344%, 01/31/24 (144A) (b)	2,545,000	2,795,402
Wells Fargo & Co.
2.879%, 3M LIBOR + 1.170%, 10/30/30 (b)	534,000	550,080
3.000%, 04/22/26	539,000	575,982
3.000%, 10/23/26	2,347,000	2,504,978
3.068%, SOFR + 2.530%, 04/30/41 (b)	4,315,000	4,231,318

Banks—(Continued)
Wells Fargo & Co.
3.584%, 3M LIBOR + 1.310%, 05/22/28 (b)	2,317,000	2,526,145

		299,336,152

Beverages—0.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	5,725,000	6,706,657
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/30	5,313,000	5,753,746
4.750%, 01/23/29	5,934,000	6,934,165
4.900%, 01/23/31	450,000	538,144
Central American Bottling Corp. 5.750%, 01/31/27 (144A)	294,000	310,648
Coca-Cola Co. (The)
1.000%, 03/09/41 (EUR)	810,000	925,456
2.500%, 06/01/40	345,000	324,222
Keurig Dr Pepper, Inc. 3.200%, 05/01/30	1,889,000	1,998,801
PepsiCo, Inc. 3.375%, 07/29/49	479,000	494,793
Petrobras Global Finance B.V. 6.250%, 03/17/24	168,000	186,270

		24,172,902

Biotechnology—0.3%
Amgen, Inc.
2.450%, 02/21/30	1,335,000	1,344,246
4.400%, 05/01/45	2,298,000	2,660,501
Biogen, Inc.
2.250%, 05/01/30	1,791,000	1,737,464
3.150%, 05/01/50	821,000	753,973
Gilead Sciences, Inc.
4.150%, 03/01/47	790,000	878,370
4.500%, 02/01/45	420,000	487,812
4.750%, 03/01/46	369,000	446,014
4.800%, 04/01/44	1,258,000	1,512,383

		9,820,763

Building Materials—0.2%
Carrier Global Corp. 2.242%, 02/15/25	4,533,000	4,693,686
Cemex S.A.B. de C.V.
3.875%, 07/11/31 (144A)	479,000	467,504
5.200%, 09/17/30 (144A)	576,000	622,950
Johnson Controls International plc 5.125%, 09/14/45	11,000	13,683
Masonite International Corp. 5.375%, 02/01/28 (144A)	328,000	348,090
Standard Industries, Inc.
4.750%, 01/15/28 (144A)	118,000	122,319
5.000%, 02/15/27 (144A)	324,000	337,770
U.S. Concrete, Inc. 6.375%, 06/01/24	194,000	198,122

		6,804,124

BHFTII-12

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.5%
Braskem Netherlands Finance B.V.
4.500%, 01/10/28 (f)	200,000	$205,484
5.875%, 01/31/50 (144A)	479,000	481,055
8.500%, 5Y H15 + 8.220%, 01/23/81 (144A) (b)	491,000	556,062
Dow Chemical Co. (The)
1.125%, 03/15/32 (EUR)	859,000	1,024,575
2.100%, 11/15/30 (f)	2,102,000	2,026,125
3.625%, 05/15/26	680,000	746,447
4.550%, 11/30/25	824,000	934,824
9.000%, 04/01/21	731,000	731,000
DuPont de Nemours, Inc. 4.493%, 11/15/25	2,562,000	2,895,453
Ecolab, Inc. 4.800%, 03/24/30	1,238,000	1,480,926
LYB International Finance B.V. 4.875%, 03/15/44	405,000	467,842
LYB International Finance III LLC 4.200%, 05/01/50	813,000	874,002
MEGlobal Canada ULC
5.000%, 05/18/25 (144A) (f)	555,000	616,744
5.875%, 05/18/30 (144A)	325,000	391,625
OCP S.A. 4.500%, 10/22/25	213,000	225,412
SASOL Financing USA LLC
4.375%, 09/18/26 (f)	285,000	290,743
5.500%, 03/18/31	465,000	455,700
5.875%, 03/27/24	289,000	306,513
Sherwin-Williams Co. (The) 2.300%, 05/15/30	1,400,000	1,378,821

		16,089,353

Commercial Services—0.6%
AMN Healthcare, Inc. 4.625%, 10/01/27 (144A)	350,000	357,875
Atento Luxco 1 S.A. 8.000%, 02/10/26 (144A)	200,000	209,592
Capitol Investment Merger Sub 2 LLC 10.000%, 08/01/24 (144A)	907,000	980,467
DP World Crescent, Ltd. 3.908%, 05/31/23	398,000	418,493
Global Payments, Inc.
1.200%, 03/01/26	608,000	598,529
3.200%, 08/15/29	1,420,000	1,495,560
4.800%, 04/01/26	2,735,000	3,127,527
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	724,000	770,481
Jaguar Holding Co. II / PPD Development L.P. 5.000%, 06/15/28 (144A)	163,000	169,765
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc. 5.000%, 02/01/26 (144A)	59,000	60,033
Moody’s Corp. 3.250%, 01/15/28	399,000	428,491
Nielsen Co. Luxembourg S.a.r.l. (The) 5.000%, 02/01/25 (144A) (f)	287,000	293,458

Commercial Services—(Continued)
PayPal Holdings, Inc.
1.650%, 06/01/25	737,000	750,563
2.650%, 10/01/26	372,000	393,626
RELX Capital, Inc.
3.000%, 05/22/30	1,748,000	1,812,937
3.500%, 03/16/23	1,870,000	1,969,649
4.000%, 03/18/29	2,546,000	2,808,376
United Rentals North America, Inc.
3.875%, 11/15/27	893,000	925,371
4.875%, 01/15/28	1,363,000	1,435,743
5.250%, 01/15/30	89,000	96,592
5.500%, 05/15/27	662,000	706,023
5.875%, 09/15/26	660,000	690,525

		20,499,676

Computers—0.7%
Apple, Inc.
2.550%, 08/20/60	1,250,000	1,075,570
2.800%, 02/08/61	529,000	475,096
3.750%, 11/13/47	605,000	663,728
3.850%, 05/04/43	1,806,000	2,042,597
Dell International LLC / EMC Corp.
4.900%, 10/01/26 (144A)	1,681,000	1,907,082
8.350%, 07/15/46 (144A)	565,000	859,587
Hewlett Packard Enterprise Co.
3.500%, 10/05/21	146,000	147,923
4.650%, 10/01/24	3,405,000	3,801,013
HP, Inc. 6.000%, 09/15/41	160,000	201,564
International Business Machines Corp.
1.950%, 05/15/30	2,601,000	2,517,772
2.850%, 05/15/40	600,000	578,400
3.300%, 05/15/26	3,023,000	3,292,646
3.500%, 05/15/29	1,896,000	2,062,565
Leidos, Inc. 4.375%, 05/15/30 (144A)	2,310,000	2,567,888
Seagate HDD Cayman 4.091%, 06/01/29 (144A)	570,000	580,844

		22,774,275

Distribution/Wholesale—0.1%
American Builders & Contractors Supply Co., Inc.
4.000%, 01/15/28 (144A)	481,000	481,000
5.875%, 05/15/26 (144A)	366,000	377,961
KAR Auction Services, Inc. 5.125%, 06/01/25 (144A)	573,000	583,343
Performance Food Group, Inc. 5.500%, 10/15/27 (144A)	641,000	670,332

		2,112,636

Diversified Financial Services—0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.750%, 01/30/26 (f)	242,000	235,046
3.650%, 07/21/27	238,000	249,740

BHFTII-13

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 10/01/25	309,000	$335,695
4.450%, 04/03/26	880,000	952,737
Alpha Holding S.A. de C.V. 9.000%, 02/10/25 (144A)	609,000	441,525
ASG Finance Designated Activity Co. 7.875%, 12/03/24 (144A) (f)	1,018,000	962,010
Capital One Financial Corp.
3.900%, 01/29/24	2,261,000	2,444,544
4.750%, 07/15/21	231,000	233,857
Charles Schwab Corp. (The)
3.200%, 03/02/27	660,000	717,246
4.000%, 10Y H15 + 3.079%, 12/01/30 (b)	2,100,000	2,064,300
Discover Financial Services 4.500%, 01/30/26	62,000	69,908
GE Capital International Funding Co. 4.418%, 11/15/35	1,824,000	2,088,042
Intercontinental Exchange, Inc. 1.850%, 09/15/32	2,098,000	1,920,570
Intercorp Peru, Ltd. 3.875%, 08/15/29 (144A)	200,000	206,002
Mastercard, Inc.
2.950%, 06/01/29	883,000	946,819
3.350%, 03/26/30	784,000	863,522
Navient Corp.
5.875%, 10/25/24	292,000	306,632
6.500%, 06/15/22	542,000	568,488
6.625%, 07/26/21	398,000	405,462
6.750%, 06/25/25	308,000	334,411
6.750%, 06/15/26	304,000	329,536
7.250%, 09/25/23	313,000	338,770
Operadora de Servicios Mega S.A. de C.V. Sofom ER 8.250%, 02/11/25 (144A)	892,000	898,690
ORIX Corp.
2.250%, 03/09/31	175,000	169,294
2.900%, 07/18/22	22,000	22,668
Quicken Loans LLC 5.250%, 01/15/28 (144A)	641,000	673,050
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. 3.625%, 03/01/29 (144A)	564,000	542,850
United Shore Financial Services LLC 5.500%, 11/15/25 (144A) (f)	1,640,000	1,709,700
Visa, Inc.
2.700%, 04/15/40	1,283,000	1,256,483
4.150%, 12/14/35	788,000	931,695

		23,219,292

Electric—2.7%
AEP Texas, Inc.
3.450%, 01/15/50	480,000	468,284
3.950%, 06/01/28	1,018,000	1,126,338
AEP Transmission Co. LLC
3.150%, 09/15/49	730,000	712,954
3.650%, 04/01/50	466,000	494,295
3.800%, 06/15/49	840,000	909,301
4.250%, 09/15/48	505,000	580,791

Electric—(Continued)
Alabama Power Co.
3.450%, 10/01/49	637,000	649,508
3.750%, 03/01/45	554,000	591,114
4.150%, 08/15/44	10,000	11,090
6.000%, 03/01/39	34,000	46,261
Ameren Illinois Co.
3.250%, 03/15/50	775,000	778,361
3.800%, 05/15/28	800,000	882,979
Baltimore Gas & Electric Co.
3.200%, 09/15/49	625,000	606,884
3.500%, 08/15/46	980,000	1,000,671
3.750%, 08/15/47	699,000	747,673
Calpine Corp.
4.500%, 02/15/28 (144A)	3,173,000	3,199,653
5.250%, 06/01/26 (144A)	1,123,000	1,154,725
Capex S.A. 6.875%, 05/15/24 (144A)	192,000	169,922
CenterPoint Energy Houston Electric LLC
2.350%, 04/01/31	525,000	525,152
3.350%, 04/01/51	870,000	874,800
3.950%, 03/01/48	406,000	450,551
Centrais Eletricas Brasileiras S.A. 3.625%, 02/04/25 (144A)	361,000	363,256
Colbun S.A. 3.150%, 03/06/30 (144A)	200,000	204,807
Commonwealth Edison Co.
3.125%, 03/15/51	245,000	237,702
4.000%, 03/01/48	694,000	775,970
Consumers Energy Co.
3.100%, 08/15/50	445,000	437,788
3.500%, 08/01/51	615,000	647,317
3.750%, 02/15/50	1,357,000	1,496,891
3.950%, 07/15/47	337,000	378,872
DTE Electric Co.
3.950%, 03/01/49	355,000	396,801
4.050%, 05/15/48	1,373,000	1,555,406
Duke Energy Carolinas LLC
2.450%, 02/01/30	1,894,000	1,906,401
3.200%, 08/15/49	1,286,000	1,261,129
3.950%, 11/15/28	321,000	361,208
3.950%, 03/15/48	9,000	9,873
Duke Energy Florida LLC
2.500%, 12/01/29	2,535,000	2,585,154
3.800%, 07/15/28	755,000	837,299
4.200%, 07/15/48	344,000	393,902
Duke Energy Ohio, Inc. 3.650%, 02/01/29	921,000	1,001,542
Duke Energy Progress LLC 3.450%, 03/15/29	1,562,000	1,697,888
Edison International
2.400%, 09/15/22	1,991,000	2,030,356
3.125%, 11/15/22	9,000	9,301
4.950%, 04/15/25	608,000	678,658
Empresas Publicas de Medellin E.S.P.
4.250%, 07/18/29 (144A)	323,000	327,037
4.375%, 02/15/31 (144A)	253,000	253,237

BHFTII-14

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Entergy Louisiana LLC 4.200%, 09/01/48	1,310,000	$1,475,208
Eskom Holdings SOC, Ltd. 7.125%, 02/11/25	239,000	246,273
Eversource Energy 2.900%, 10/01/24	375,000	399,870
Exelon Corp.
4.700%, 04/15/50	337,000	403,661
5.100%, 06/15/45	166,000	205,801
FEL Energy VI Sarl 5.750%, 12/01/40	958,000	981,950
FirstEnergy Corp.
2.050%, 03/01/25	272,000	273,406
2.250%, 09/01/30	849,000	787,447
2.650%, 03/01/30	972,000	924,317
3.400%, 03/01/50	850,000	743,750
4.400%, 07/15/27	1,223,000	1,314,725
FirstEnergy Transmission LLC
4.350%, 01/15/25 (144A)	3,191,000	3,459,040
4.550%, 04/01/49 (144A)	2,814,000	2,967,511
Florida Power & Light Co.
3.150%, 10/01/49	1,749,000	1,760,219
3.700%, 12/01/47	410,000	445,663
3.950%, 03/01/48	1,702,000	1,941,339
Generacion Mediterranea S.A. / Generacion Frias S.A. / Central Termica Roca S.A. 9.625%, 07/27/23 (144A)	1,023,000	687,978
Genneia S.A. 8.750%, 01/20/22	477,000	425,722
MidAmerican Energy Co.
3.100%, 05/01/27	70,000	75,863
3.150%, 04/15/50	680,000	668,271
3.650%, 04/15/29	2,047,000	2,270,680
4.250%, 07/15/49	687,000	806,863
6.750%, 12/30/31	206,000	285,890
Northern States Power Co.
2.250%, 04/01/31	650,000	649,197
2.600%, 06/01/51	536,000	479,975
2.900%, 03/01/50	356,000	340,066
3.200%, 04/01/52	310,000	310,782
4.000%, 08/15/45	471,000	529,094
NRG Energy, Inc.
2.000%, 12/02/25 (144A)	559,000	558,907
2.450%, 12/02/27 (144A)	1,791,000	1,780,196
5.250%, 06/15/29 (144A)	420,000	449,400
5.750%, 01/15/28	468,000	497,250
6.625%, 01/15/27	697,000	724,880
7.250%, 05/15/26	577,000	600,080
Ohio Power Co.
1.625%, 01/15/31	363,000	338,264
4.000%, 06/01/49	386,000	431,026
6.600%, 02/15/33	256,000	343,104
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	937,000	909,654
3.700%, 11/15/28	1,155,000	1,280,956
3.800%, 06/01/49	243,000	264,192
5.750%, 03/15/29	10,000	12,376

Electric—(Continued)
Orazul Energy Egenor SCA 5.625%, 04/28/27 (144A)	229,000	239,328
PECO Energy Co. 3.050%, 03/15/51	1,079,000	1,054,304
Public Service Electric & Gas Co. 3.650%, 09/01/28	1,760,000	1,949,018
Southern California Edison Co.
1.845%, 02/01/22	104,286	104,415
2.250%, 06/01/30	1,858,000	1,798,729
3.700%, 08/01/25	1,500,000	1,638,219
4.000%, 04/01/47	413,000	425,437
4.200%, 03/01/29	966,000	1,073,828
Southwestern Public Service Co. 3.150%, 05/01/50	910,000	885,961
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 4.850%, 10/14/38 (144A)	505,000	550,450
Tampa Electric Co. 4.450%, 06/15/49	828,000	961,879
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A)	3,450,000	3,701,932
Virginia Electric & Power Co.
3.500%, 03/15/27	703,000	770,668
4.000%, 01/15/43	1,266,000	1,405,509
Vistra Operations Co. LLC
3.550%, 07/15/24 (144A)	277,000	289,862
4.300%, 07/15/29 (144A)	2,473,000	2,613,542
5.000%, 07/31/27 (144A) (f)	734,000	756,035
5.500%, 09/01/26 (144A)	569,000	589,626
5.625%, 02/15/27 (144A)	737,000	766,023

		91,454,713

Electronics—0.1%
Agilent Technologies, Inc.
2.100%, 06/04/30	1,723,000	1,685,537
2.300%, 03/12/31	58,000	56,477
3.050%, 09/22/26	680,000	726,922

		2,468,936

Energy-Alternate Sources—0.0%
Continuum Energy Levanter Pte, Ltd. 4.500%, 02/09/27 (144A)	375,000	383,438
India Green Energy Holdings 5.375%, 04/29/24 (144A)	375,000	389,506

		772,944

Engineering & Construction—0.1%
Mexico City Airport Trust 5.500%, 07/31/47	1,188,000	1,179,090
Stoneway Capital Corp.
10.000%, 03/01/27 (g)	1,193,766	441,693
10.000%, 03/01/27 † (144A) (g)	1,137,974	421,051
Weekley Homes LLC / Weekley Finance Corp. 4.875%, 09/15/28 (144A)	318,000	325,950

		2,367,784

BHFTII-15

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—0.4%
Affinity Gaming 6.875%, 12/15/27 (144A)	353,000	$371,974
Caesars Entertainment, Inc.
6.250%, 07/01/25 (144A)	2,452,000	2,613,869
8.125%, 07/01/27 (144A)	761,000	839,189
Caesars Resort Collection LLC / CRC Finco, Inc.
5.250%, 10/15/25 (144A)	990,000	993,648
5.750%, 07/01/25 (144A)	460,000	485,438
Cedar Fair L.P. 5.250%, 07/15/29	722,000	742,136
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. 5.375%, 04/15/27	632,000	647,800
Churchill Downs, Inc.
4.750%, 01/15/28 (144A)	357,000	369,222
5.500%, 04/01/27 (144A) (f)	754,000	788,081
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance , Inc. 8.500%, 11/15/27 (144A)	1,378,000	1,481,350
Scientific Games International, Inc. 5.000%, 10/15/25 (144A)	779,000	806,810
SeaWorld Parks & Entertainment, Inc. 9.500%, 08/01/25 (144A)	276,000	299,964
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A)	1,058,000	1,082,863
7.750%, 04/15/25 (144A)	1,027,000	1,113,355

		12,635,699

Environmental Control—0.1%
Clean Harbors, Inc. 4.875%, 07/15/27 (144A)	442,000	466,310
Republic Services, Inc.
2.300%, 03/01/30	540,000	536,416
3.950%, 05/15/28	584,000	651,748
Waste Management, Inc. 1.150%, 03/15/28	1,795,000	1,700,435
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	297,000	304,054

		3,658,963

Food—0.4%
Albertsons Cos., Inc / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC 3.500%, 02/15/23 (144A)	639,000	651,780
4.625%, 01/15/27 (144A)	159,000	164,795
4.875%, 02/15/30 (144A)	118,000	121,304
5.750%, 03/15/25	247,000	255,077
5.875%, 02/15/28 (144A)	688,000	733,580
7.500%, 03/15/26 (144A)	796,000	879,274
BRF GmbH 4.350%, 09/29/26 (144A)	580,000	593,056
BRF S.A. 5.750%, 09/21/50 (144A) (f)	450,000	443,632
Cydsa S.A.B. de C.V. 6.250%, 10/04/27 (144A)	709,000	742,685

Food—(Continued)
Grupo KUO S.A.B. de C.V. 5.750%, 07/07/27 (144A)	321,000	337,214
JBS USA LUX S.A. / JBS USA Finance, Inc.
5.500%, 01/15/30 (144A)	147,000	162,692
6.500%, 04/15/29 (144A)	959,000	1,083,190
6.750%, 02/15/28 (144A)	776,000	849,720
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (144A)	536,000	556,218
4.875%, 11/01/26 (144A)	538,000	556,426
Mondelez International, Inc. 2.750%, 04/13/30	1,287,000	1,313,946
Pilgrim’s Pride Corp. 5.875%, 09/30/27 (144A)	1,080,000	1,157,436
Post Holdings, Inc.
5.500%, 12/15/29 (144A)	458,000	490,426
5.625%, 01/15/28 (144A)	580,000	610,293
5.750%, 03/01/27 (144A)	792,000	832,994

		12,535,738

Food Service—0.0%
Aramark Services, Inc.
4.750%, 06/01/26	321,000	329,988
5.000%, 02/01/28 (144A) (f)	746,000	774,162

		1,104,150

Forest Products & Paper—0.1%
Celulosa Arauco y Constitucion S.A. 4.250%, 04/30/29 (144A)	325,000	354,510
Georgia-Pacific LLC
1.750%, 09/30/25 (144A)	836,000	850,568
2.300%, 04/30/30 (144A)	664,000	661,460
7.750%, 11/15/29	30,000	42,212
8.875%, 05/15/31	376,000	575,090
International Paper Co.
4.800%, 06/15/44	352,000	421,657
6.000%, 11/15/41	367,000	497,810
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	200,000	211,000
Suzano Austria GmbH 3.750%, 01/15/31	135,000	138,884

		3,753,191

Gas—0.2%
Atmos Energy Corp.
3.375%, 09/15/49	116,000	115,302
4.125%, 03/15/49	368,000	408,489
CenterPoint Energy Resources Corp. 1.750%, 10/01/30	2,530,000	2,322,797
Eastern Energy Gas Holdings LLC
4.600%, 12/15/44	254,000	283,708
4.800%, 11/01/43	265,000	302,657
ONE Gas, Inc. 2.000%, 05/15/30	370,000	349,928
Piedmont Natural Gas Co., Inc.
2.500%, 03/15/31	810,000	801,673

BHFTII-16

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—(Continued)
Piedmont Natural Gas Co., Inc.
3.640%, 11/01/46	135,000	$136,843
Promigas S.A. ESP / Gases del Pacifico SAC
3.750%, 10/16/29	266,000	270,389
3.750%, 10/16/29 (144A)	200,000	203,300

		5,195,086

Healthcare-Products—0.2%
Boston Scientific Corp. 2.650%, 06/01/30	592,000	597,491
DH Europe Finance II Sarl 1.800%, 09/18/49 (EUR)	700,000	868,518
Medtronic Global Holdings SCA
1.500%, 07/02/39 (EUR)	630,000	768,761
1.750%, 07/02/49 (EUR)	700,000	866,405
Teleflex, Inc. 4.625%, 11/15/27	322,000	340,918
Thermo Fisher Scientific, Inc.
1.875%, 10/01/49 (EUR)	1,500,000	1,858,760
4.497%, 03/25/30	480,000	558,832

		5,859,685

Healthcare-Services—1.2%
Aetna, Inc. 4.500%, 05/15/42	639,000	728,015
Anthem, Inc.
3.600%, 03/15/51	778,000	805,313
4.101%, 03/01/28	1,045,000	1,175,290
Centene Corp.
4.250%, 12/15/27	1,602,000	1,685,106
4.625%, 12/15/29	413,000	446,992
5.375%, 06/01/26 (144A)	2,383,000	2,491,903
5.375%, 08/15/26 (144A)	483,000	509,517
Charles River Laboratories International, Inc. 4.250%, 05/01/28 (144A)	149,000	153,470
DaVita, Inc. 4.625%, 06/01/30 (144A)	1,206,000	1,228,745
Encompass Health Corp.
4.500%, 02/01/28	292,000	299,043
4.750%, 02/01/30	295,000	303,467
HCA, Inc.
4.750%, 05/01/23	1,789,000	1,928,260
5.000%, 03/15/24	2,089,000	2,324,333
5.250%, 04/15/25	5,595,000	6,388,972
5.250%, 06/15/26	1,038,000	1,193,034
5.375%, 02/01/25	307,000	342,463
5.375%, 09/01/26	118,000	133,045
5.625%, 09/01/28	177,000	203,550
5.875%, 02/15/26	177,000	202,886
5.875%, 02/01/29	118,000	137,470
Humana, Inc. 4.875%, 04/01/30	713,000	837,904
Molina Healthcare, Inc. 5.375%, 11/15/22	458,000	480,231

Healthcare-Services—(Continued)
Select Medical Corp. 6.250%, 08/15/26 (144A)	3,049,000	3,240,355
Tenet Healthcare Corp.
4.625%, 07/15/24	958,000	977,821
4.625%, 09/01/24 (144A)	1,967,000	2,023,551
4.625%, 06/15/28 (144A)	92,000	94,298
4.875%, 01/01/26 (144A)	3,083,000	3,205,580
5.125%, 05/01/25	1,708,000	1,731,997
5.125%, 11/01/27 (144A)	177,000	185,089
6.250%, 02/01/27 (144A) (f)	1,899,000	2,005,088
UnitedHealth Group, Inc.
2.750%, 05/15/40	1,313,000	1,290,988
3.700%, 08/15/49	444,000	482,453
3.850%, 06/15/28 (f)	1,126,000	1,264,063
4.450%, 12/15/48	351,000	430,391
4.625%, 11/15/41	807,000	997,761

		41,928,444

Home Builders—0.4%
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.625%, 01/15/28 (144A)	1,207,000	1,285,455
Beazer Homes USA, Inc. 7.250%, 10/15/29	1,030,000	1,122,700
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.250%, 09/15/27 (144A)	1,407,000	1,468,556
Century Communities, Inc. 6.750%, 06/01/27	313,000	332,700
Forestar Group, Inc.
5.000%, 03/01/28 (144A)	659,000	683,917
8.000%, 04/15/24 (144A)	2,190,000	2,285,813
Lennar Corp.
4.125%, 01/15/22	259,000	263,015
4.500%, 04/30/24	294,000	319,804
4.750%, 05/30/25	59,000	65,711
4.750%, 11/29/27	106,000	121,701
M/I Homes, Inc. 4.950%, 02/01/28	1,010,000	1,045,981
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	662,000	657,551
5.250%, 12/15/27 (144A)	618,000	646,583
New Home Co., Inc. (The) 7.250%, 10/15/25 (144A)	215,000	222,570
PulteGroup, Inc.
5.000%, 01/15/27	37,000	42,550
5.500%, 03/01/26	39,000	45,504
Taylor Morrison Communities, Inc. 5.875%, 06/15/27 (144A)	59,000	65,195
Toll Brothers Finance Corp.
3.800%, 11/01/29 (f)	1,164,000	1,229,475
4.375%, 04/15/23	500,000	522,500
TRI Pointe Homes, Inc. 5.700%, 06/15/28 (f)	60,000	66,313

		12,493,594

BHFTII-17

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Furnishings—0.0%
Tempur Sealy International, Inc. 5.500%, 06/15/26	748,000	$775,115

Household Products/Wares—0.0%
Spectrum Brands, Inc. 5.750%, 07/15/25	523,000	539,344

Insurance—0.4%
Ambac Assurance Corp. 5.100%, (144A) (h)	162,922	223,203
Ambac LSNI LLC 6.000%, 3M LIBOR + 5.000%, 02/12/23 (144A) (b)	848,117	850,238
American International Group, Inc.
3.400%, 06/30/30	1,646,000	1,749,630
4.375%, 01/15/55	393,000	438,562
4.500%, 07/16/44	1,176,000	1,331,486
Aon Corp.
2.800%, 05/15/30	358,000	365,837
3.750%, 05/02/29	1,121,000	1,233,439
4.500%, 12/15/28	1,072,000	1,227,500
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	325,000	365,470
Marsh & McLennan Cos., Inc.
1.349%, 09/21/26 (EUR)	830,000	1,031,024
1.979%, 03/21/30 (EUR)	1,046,000	1,373,069
2.250%, 11/15/30	2,049,000	2,011,850
Trinity Acquisition plc 4.400%, 03/15/26	190,000	213,868

		12,415,176

Internet—0.2%
Alibaba Group Holding, Ltd. 3.600%, 11/28/24 (f)	1,400,000	1,519,934
Amazon.com, Inc. 3.875%, 08/22/37	1,419,000	1,625,864
Baidu, Inc. 4.375%, 05/14/24	915,000	1,003,898
Booking Holdings, Inc. 4.100%, 04/13/25	1,982,000	2,208,495
Expedia Group, Inc.
3.250%, 02/15/30	665,000	669,287
6.250%, 05/01/25 (144A)	436,000	504,326
Netflix, Inc.
4.875%, 04/15/28	189,000	213,806
4.875%, 06/15/30 (144A)	118,000	135,882
5.375%, 11/15/29 (144A)	106,000	125,350
6.375%, 05/15/29	94,000	116,560

		8,123,402

Investment Companies—0.0%
MDGH - GMTN B.V.
2.500%, 11/07/24 (144A)	572,000	598,941
2.875%, 11/07/29 (144A)	382,000	394,835

		993,776

Iron/Steel—0.0%
Nucor Corp. 3.950%, 05/01/28	341,000	379,874
Vale Overseas, Ltd. 3.750%, 07/08/30	435,000	454,092

		833,966

Lodging—0.2%
Boyd Gaming Corp.
6.000%, 08/15/26	370,000	385,235
6.375%, 04/01/26	396,000	408,870
8.625%, 06/01/25 (144A)	302,000	335,824
Full House Resorts, Inc. 8.250%, 02/15/28 (144A)	86,000	91,616
Hilton Domestic Operating Co., Inc. 4.875%, 01/15/30	118,000	125,174
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.875%, 04/01/27	497,000	518,744
Marriott International, Inc.
2.850%, 04/15/31	717,000	703,697
4.625%, 06/15/30	373,000	417,273
Marriott Ownership Resorts, Inc. 6.125%, 09/15/25 (144A)	706,000	749,862
Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 09/15/26 (f)	639,000	667,356
MGM Resorts International
4.625%, 09/01/26	46,000	48,238
5.500%, 04/15/27	78,000	83,850
5.750%, 06/15/25	78,000	85,020
Station Casinos LLC 5.000%, 10/01/25 (144A)	168,000	170,100
Travel & Leisure Co. 6.625%, 07/31/26 (144A)	199,000	225,935
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/26 (144A)	324,000	331,290
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27 (144A) (f)	652,000	682,729
5.500%, 03/01/25 (144A)	1,306,000	1,379,789

		7,410,602

Machinery-Construction & Mining—0.0%
Terex Corp. 5.625%, 02/01/25 (144A) (f)	840,000	863,629

Machinery-Diversified—0.1%
Colfax Corp. 6.000%, 02/15/24 (144A)	396,000	408,276
Otis Worldwide Corp. 2.565%, 02/15/30	1,293,000	1,302,304
Vertical U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	926,000	969,406

		2,679,986

BHFTII-18

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—1.8%
AMC Networks, Inc.
4.750%, 08/01/25 (f)	649,000	$665,760
5.000%, 04/01/24	254,000	257,175
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30 (144A)	863,000	894,284
5.000%, 02/01/28 (144A)	2,123,000	2,245,391
5.125%, 05/01/27 (144A)	1,560,000	1,649,411
5.375%, 06/01/29 (144A)	746,000	800,085
5.500%, 05/01/26 (144A)	721,000	743,567
5.750%, 02/15/26 (144A) (f)	848,000	874,924
5.875%, 05/01/27 (144A)	387,000	399,384
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 5.125%, 07/01/49	2,120,000	2,385,150
5.375%, 05/01/47	1,020,000	1,184,018
5.750%, 04/01/48	844,000	1,026,083
6.484%, 10/23/45	3,637,000	4,735,415
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/27 (144A)	817,000	821,698
Comcast Corp.
1.950%, 01/15/31	5,464,000	5,262,395
2.650%, 02/01/30	3,284,000	3,361,764
2.650%, 08/15/62	2,217,000	1,881,020
3.400%, 04/01/30	3,263,000	3,532,932
3.400%, 07/15/46	1,411,000	1,459,044
3.750%, 04/01/40 (f)	439,000	481,673
3.969%, 11/01/47	780,000	871,008
4.600%, 10/15/38	445,000	537,154
4.650%, 07/15/42	326,000	393,934
COX Communications, Inc.
3.150%, 08/15/24 (144A)	4,010,000	4,281,641
3.250%, 12/15/22 (144A)	10,000	10,454
CSC Holdings LLC
5.750%, 01/15/30 (144A)	1,191,000	1,254,415
7.500%, 04/01/28 (144A)	587,000	647,344
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	360,000	259,200
Discovery Communications LLC 1.900%, 03/19/27 (EUR)	1,804,000	2,270,849
Gray Television, Inc.
5.875%, 07/15/26 (144A)	424,000	439,370
7.000%, 05/15/27 (144A)	480,000	522,000
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A)	59,000	59,443
5.250%, 08/15/27 (144A)	622,000	639,795
6.375%, 05/01/26 (f)	689,679	731,922
Meredith Corp. 6.875%, 02/01/26 (f)	759,000	780,575
NBCUniversal Media LLC 5.950%, 04/01/41	786,000	1,104,295
Nexstar Broadcasting, Inc.
4.750%, 11/01/28 (144A)	433,000	437,562
5.625%, 07/15/27 (144A) (f)	685,000	717,962
Sirius XM Radio, Inc.
4.625%, 07/15/24 (144A)	1,613,000	1,661,551
5.000%, 08/01/27 (144A)	1,246,000	1,307,116

Media—(Continued)
Sirius XM Radio, Inc.
5.375%, 07/15/26 (144A)	528,000	545,160
5.500%, 07/01/29 (144A)	819,000	885,544
TEGNA, Inc.
4.625%, 03/15/28	860,000	875,050
5.000%, 09/15/29	130,000	134,909
ViacomCBS, Inc.
4.375%, 03/15/43	336,000	362,566
5.850%, 09/01/43	1,152,000	1,471,344
VTR Comunicaciones S.p.A. 4.375%, 04/15/29 (144A)	430,000	431,720
Walt Disney Co. (The)
2.750%, 09/01/49	1,891,000	1,731,296
4.700%, 03/23/50	938,000	1,175,482
Ziggo B.V. 5.500%, 01/15/27 (144A)	968,000	1,007,930
Ziggo Bond Co. B.V. 6.000%, 01/15/27 (144A)	328,000	341,940

		62,551,704

Metal Fabricate/Hardware—0.0%
HTA Group, Ltd. 7.000%, 12/18/25 (144A)	410,000	435,625

Mining—0.2%
Anglo American Capital plc
2.625%, 09/10/30 (144A)	482,000	471,710
5.625%, 04/01/30 (144A)	802,000	957,606
AngloGold Ashanti Holdings plc 3.750%, 10/01/30	200,000	202,208
Corp. Nacional del Cobre de Chile 3.750%, 01/15/31 (144A) (f)	200,000	215,799
FMG Resources August 2006 Pty, Ltd.
4.500%, 09/15/27 (144A)	71,000	75,859
5.125%, 05/15/24 (144A) (f)	63,000	68,284
Freeport-McMoRan, Inc.
5.000%, 09/01/27	71,000	75,445
5.250%, 09/01/29	71,000	77,640
Fresnillo plc 4.250%, 10/02/50 (144A)	309,000	303,592
Glencore Funding LLC 2.500%, 09/01/30 (144A) (f)	1,775,000	1,706,901
Newmont Corp. 2.250%, 10/01/30	1,311,000	1,277,094
Vedanta Resources Finance II plc 8.950%, 03/11/25 (144A)	900,000	859,950

		6,292,088

Miscellaneous Manufacturing—0.2%
3M Co. 2.375%, 08/26/29	439,000	447,651
General Electric Co.
4.125%, 10/09/42	355,000	380,654
4.250%, 05/01/40	1,565,000	1,717,763
5.875%, 01/14/38	937,000	1,212,541
6.150%, 08/07/37	260,000	341,605

BHFTII-19

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
Parker-Hannifin Corp. 2.700%, 06/14/24	1,915,000	$2,030,523
Textron, Inc. 3.900%, 09/17/29	1,540,000	1,666,889

		7,797,626

Multi-National—0.0%
Banco Latinoamericano de Comercio Exterior S.A. 2.375%, 09/14/25 (144A)	389,000	396,780

Oil & Gas—1.0%
BP Capital Markets America, Inc.
3.119%, 05/04/26	351,000	377,662
3.410%, 02/11/26 (f)	651,000	707,787
3.790%, 02/06/24	1,243,000	1,348,410
California Resources Corp. 7.125%, 02/01/26 (144A) (f)	278,000	282,923
Centennial Resource Production LLC 5.375%, 01/15/26 (144A)	75,000	66,000
Chesapeake Energy Corp.
5.375%, 06/15/21 (i) (j)	100,000	0
5.500%, 02/01/26 (144A) (f)	276,000	287,287
6.125%, 02/15/21 (i) (j)	1,884,000	0
Chevron USA, Inc. 2.343%, 08/12/50 (f)	672,000	558,498
Citgo Holding, Inc. 9.250%, 08/01/24 (144A)	375,000	372,188
CrownRock L.P. / CrownRock Finance, Inc. 5.625%, 10/15/25 (144A)	609,000	621,314
Diamondback Energy, Inc. 3.500%, 12/01/29	2,590,000	2,688,028
Ecopetrol S.A.
5.375%, 06/26/26 (f)	2,112,000	2,368,355
6.875%, 04/29/30 (f)	926,000	1,127,312
Endeavor Energy Resources L.P. / EER Finance, Inc.
5.500%, 01/30/26 (144A)	384,000	398,515
5.750%, 01/30/28 (144A)	263,000	277,812
Energean Israel Finance, Ltd. 5.875%, 03/30/31 (144A)	625,000	623,438
EOG Resources, Inc. 4.150%, 01/15/26	1,574,000	1,767,784
Exxon Mobil Corp. 1.408%, 06/26/39 (EUR)	1,740,000	2,017,848
Great Western Petroleum LLC / Great Western Finance Corp. 12.000%, 09/01/25 (144A)	449,000	399,610
Leviathan Bond, Ltd. 5.750%, 06/30/23 (144A)	402,379	420,486
Marathon Petroleum Corp.
4.500%, 04/01/48	50,000	52,928
5.850%, 12/15/45	360,000	426,736
Matador Resources Co. 5.875%, 09/15/26	124,000	120,745
Odebrecht Offshore Drilling Finance, Ltd. 7.720%, 12/01/26 (144A) (k)	232	45

Oil & Gas—(Continued)
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/24	379,000	421,630
Parsley Energy LLC / Parsley Finance Corp.
4.125%, 02/15/28 (144A)	175,000	185,281
5.625%, 10/15/27 (144A)	126,000	136,553
PBF Holding Co. LLC / PBF Finance Corp. 9.250%, 05/15/25 (144A)	505,000	515,580
Petrobras Global Finance B.V.
5.093%, 01/15/30	698,000	725,152
5.299%, 01/27/25 (f)	601,000	664,105
5.600%, 01/03/31	718,000	756,628
Petroleos Mexicanos
5.625%, 01/23/46	219,000	174,346
6.350%, 02/12/48	254,000	209,233
6.375%, 01/23/45	840,000	697,200
6.840%, 01/23/30	1,163,000	1,180,329
6.875%, 10/16/25 (f)	942,000	1,020,186
6.950%, 01/28/60 (f)	790,000	677,575
7.690%, 01/23/50	605,000	559,625
Pioneer Natural Resources Co. 2.150%, 01/15/31	758,000	716,625
Puma International Financing S.A. 5.125%, 10/06/24 (144A)	729,000	730,094
Shelf Drilling Holdings Ltd. 8.875%, 11/15/24 (144A)	72,000	72,000
Shell International Finance B.V.
2.375%, 11/07/29 (f)	2,496,000	2,518,842
2.750%, 04/06/30	1,356,000	1,400,404
4.550%, 08/12/43	560,000	666,015
SM Energy Co. 10.000%, 01/15/25 (144A) (f)	1,153,000	1,297,125
Suncor Energy, Inc.
6.500%, 06/15/38	417,000	557,192
6.850%, 06/01/39	89,000	122,793
Sunoco L.P. / Sunoco Finance Corp.
5.500%, 02/15/26	205,000	210,594
6.000%, 04/15/27 (f)	156,000	163,215
Talos Production, Inc. 12.000%, 01/15/26 (144A)	1,654,000	1,618,852
WPX Energy, Inc.
5.875%, 06/15/28	65,000	71,650
8.250%, 08/01/23	75,000	86,063
YPF S.A. 7.000%, 12/15/47 (144A)	509,000	287,585

		35,754,183

Packaging & Containers—0.0%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 5.250%, 08/15/27 (144A)	410,000	418,233
Ball Corp.
4.875%, 03/15/26	89,000	99,529
5.250%, 07/01/25	118,000	133,340
Klabin Austria GmbH 3.200%, 01/12/31 (144A)	340,000	323,000

BHFTII-20

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/23 (144A)	428,000	$458,495

		1,432,597

Pharmaceuticals—1.7%
AbbVie, Inc.
2.600%, 11/21/24	6,433,000	6,791,951
3.200%, 05/14/26 (f)	3,575,000	3,862,128
3.800%, 03/15/25	3,058,000	3,340,986
4.450%, 05/14/46	780,000	898,691
4.500%, 05/14/35	2,214,000	2,599,639
4.550%, 03/15/35	1,587,000	1,842,952
4.850%, 06/15/44	969,000	1,177,142
AstraZeneca plc 1.375%, 08/06/30	2,688,000	2,465,496
Bausch Health Americas, Inc.
8.500%, 01/31/27 (144A) (f)	976,000	1,082,750
9.250%, 04/01/26 (144A)	837,000	927,396
Bausch Health Cos., Inc.
5.500%, 11/01/25 (144A)	920,000	945,190
5.750%, 08/15/27 (144A)	362,000	389,603
7.000%, 01/15/28 (144A)	403,000	437,477
7.250%, 05/30/29 (144A)	417,000	465,476
9.000%, 12/15/25 (144A)	849,000	922,413
Bayer AG 1.125%, 01/06/30 (EUR)	700,000	842,942
Cigna Corp.
3.250%, 04/15/25	448,000	481,881
3.400%, 03/01/27	684,000	742,647
3.750%, 07/15/23	16,000	17,111
4.375%, 10/15/28	3,882,000	4,441,271
CVS Health Corp.
3.250%, 08/15/29	5,338,000	5,642,235
3.750%, 04/01/30	3,917,000	4,272,916
5.125%, 07/20/45	1,730,000	2,117,954
Elanco Animal Health, Inc.
4.912%, 08/27/21	41,000	41,359
5.272%, 08/28/23	627,000	674,809
5.900%, 08/28/28	86,000	97,503
Eli Lilly & Co. 1.700%, 11/01/49 (EUR)	700,000	893,839
Johnson & Johnson 3.700%, 03/01/46	686,000	766,596
Merck & Co., Inc. 3.400%, 03/07/29	527,000	581,880
Pfizer, Inc.
1.700%, 05/28/30 (f)	1,212,000	1,171,222
2.625%, 04/01/30	1,761,000	1,827,985
3.450%, 03/15/29	791,000	868,140
Takeda Pharmaceutical Co., Ltd.
2.000%, 07/09/40 (EUR)	1,790,000	2,244,406
2.050%, 03/31/30	1,982,000	1,910,228
5.000%, 11/26/28	607,000	718,365

		58,504,579

Pipelines—2.2%
Blue Racer Midstream LLC / Blue Racer Finance Corp. 7.625%, 12/15/25 (144A)	160,000	172,435
Boardwalk Pipelines L.P. 4.800%, 05/03/29	275,000	303,997
Buckeye Partners L.P.
3.950%, 12/01/26	71,000	70,181
4.125%, 03/01/25 (144A)	219,000	223,444
4.150%, 07/01/23	391,000	401,264
4.350%, 10/15/24	500,000	513,750
Cameron LNG LLC
3.302%, 01/15/35 (144A)	1,320,000	1,356,504
3.402%, 01/15/38 (144A)	1,690,000	1,704,231
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	2,126,000	2,431,334
5.875%, 03/31/25	2,204,000	2,511,590
Cheniere Energy Partners L.P.
4.500%, 10/01/29	177,000	183,552
5.625%, 10/01/26	576,000	602,323
Cheniere Energy, Inc. 4.625%, 10/15/28 (144A)	426,000	442,418
DCP Midstream Operating L.P.
5.125%, 05/15/29	71,000	75,505
5.375%, 07/15/25	97,000	105,112
Energy Transfer Operating L.P.
2.900%, 05/15/25	2,853,000	2,968,883
3.600%, 02/01/23	179,000	186,412
4.050%, 03/15/25	510,000	551,052
4.250%, 03/15/23	2,420,000	2,553,957
5.500%, 06/01/27 (f)	1,099,000	1,267,396
6.500%, 02/01/42	1,104,000	1,316,559
Energy Transfer Partners L.P. / Regency Energy Finance Corp. 4.500%, 11/01/23	752,000	809,464
Enterprise Products Operating LLC
2.800%, 01/31/30	373,000	385,111
3.125%, 07/31/29	1,278,000	1,347,730
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/34 (144A)	470,000	455,312
2.940%, 09/30/40 (144A)	535,000	515,805
Gray Oak Pipeline LLC
2.000%, 09/15/23 (144A)	801,000	815,327
2.600%, 10/15/25 (144A)	1,020,000	1,035,073
Kinder Morgan Energy Partners L.P.
4.700%, 11/01/42	512,000	550,994
6.950%, 01/15/38	225,000	301,868
MPLX L.P.
1.750%, 03/01/26	1,411,000	1,413,155
2.650%, 08/15/30	2,082,000	2,040,268
4.875%, 12/01/24	492,000	552,224
NGPL PipeCo LLC
4.375%, 08/15/22 (144A) (f)	947,000	982,988
4.875%, 08/15/27 (144A)	990,000	1,106,677
7.768%, 12/15/37 (144A)	414,000	549,122
Northwest Pipeline LLC 4.000%, 04/01/27	2,735,000	3,064,007
Oleoducto Central S.A. 4.000%, 07/14/27 (144A)	386,000	407,813

BHFTII-21

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Sabine Pass Liquefaction LLC
5.000%, 03/15/27	860,000	$978,893
5.625%, 04/15/23	1,735,000	1,881,490
5.625%, 03/01/25	10,394,000	11,884,707
5.750%, 05/15/24	4,816,000	5,434,120
5.875%, 06/30/26	1,185,000	1,388,189
Sunoco Logistics Partners Operations L.P.
4.250%, 04/01/24	2,040,000	2,210,074
5.950%, 12/01/25	545,000	634,609
6.100%, 02/15/42	353,000	397,520
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5.000%, 01/15/28	89,000	92,671
5.375%, 02/01/27	325,000	337,046
5.500%, 03/01/30	118,000	123,900
5.875%, 04/15/26	569,000	595,672
6.500%, 07/15/27	655,000	711,775
6.875%, 01/15/29	527,000	580,596
Texas Eastern Transmission L.P. 3.500%, 01/15/28 (144A)	1,345,000	1,422,622
TransCanada PipeLines, Ltd.
4.625%, 03/01/34	509,000	574,481
Transcontinental Gas Pipe Line Co. LLC
3.950%, 05/15/50	686,000	701,247
4.000%, 03/15/28	1,542,000	1,712,040
7.850%, 02/01/26	3,110,000	3,936,059
Western Midstream Operating L.P. 2.325%, 3M LIBOR + 1.850%, 01/13/23 (b)	861,000	843,963
Williams Cos., Inc. (The) 7.500%, 01/15/31	615,000	814,490

		73,531,001

Real Estate—0.1%
Arabian Centres Sukuk, Ltd. 5.375%, 11/26/24	285,000	289,945
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	794,000	829,829
Howard Hughes Corp. (The) 5.375%, 08/01/28 (144A)	749,000	787,386
MAF Global Securities, Ltd.
4.750%, 05/07/24	204,000	221,814
5.500%, 5Y USD Swap + 3.476%, 09/07/22 (b)	255,000	258,188

		2,387,162

Real Estate Investment Trusts—1.5%
American Tower Corp.
1.300%, 09/15/25	667,000	664,125
2.100%, 06/15/30	723,000	688,002
2.400%, 03/15/25	3,116,000	3,250,814
3.800%, 08/15/29	2,091,000	2,276,587
5.000%, 02/15/24	292,000	325,817
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.849%, 04/15/23	560,000	596,252
Crown Castle International Corp.
1.050%, 07/15/26	1,720,000	1,665,350

Real Estate Investment Trusts—(Continued)
Crown Castle International Corp.
1.350%, 07/15/25	1,188,000	1,185,513
2.250%, 01/15/31	369,000	354,663
3.100%, 11/15/29	2,982,000	3,078,017
3.300%, 07/01/30	1,604,000	1,678,980
3.800%, 02/15/28	385,000	419,413
5.200%, 02/15/49	424,000	518,125
Digital Dutch Finco B.V. 1.500%, 03/15/30 (EUR)	1,550,000	1,915,371
Duke Realty L.P. 1.750%, 02/01/31	1,944,000	1,805,724
Equinix, Inc. 1.000%, 09/15/25	2,628,000	2,580,536
ESH Hospitality, Inc.
4.625%, 10/01/27 (144A) (f)	89,000	94,130
5.250%, 05/01/25 (144A)	721,000	735,420
GLP Capital L.P. / GLP Financing II, Inc.
4.000%, 01/15/30	1,410,000	1,466,752
4.000%, 01/15/31	1,386,000	1,432,396
5.300%, 01/15/29	302,000	338,527
5.750%, 06/01/28	336,000	387,600
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.
4.500%, 09/01/26	363,000	379,912
4.625%, 06/15/25 (144A)	145,000	152,931
5.625%, 05/01/24	1,265,000	1,357,811
5.750%, 02/01/27	666,000	734,222
MPT Operating Partnership L.P. / MPT Finance Corp.
4.625%, 08/01/29	106,000	111,515
5.000%, 10/15/27	909,000	956,273
5.250%, 08/01/26	59,000	60,918
National Retail Properties, Inc. 3.500%, 04/15/51	936,000	919,152
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 5.875%, 10/01/28 (144A)	96,000	101,784
Prologis Euro Finance LLC 1.500%, 09/10/49 (EUR)	1,255,000	1,428,661
Realty Income Corp. 3.250%, 01/15/31	920,000	971,130
RHP Hotel Properties L.P. / RHP Finance Corp. 4.750%, 10/15/27 (f)	495,000	506,692
Service Properties Trust
4.350%, 10/01/24	305,000	303,212
4.500%, 06/15/23	1,350,000	1,371,411
5.000%, 08/15/22	789,000	800,780
5.500%, 12/15/27	135,000	142,794
7.500%, 09/15/25	264,000	300,015
Trust Fibra Uno
5.250%, 01/30/26 (144A)	330,000	364,650
6.390%, 01/15/50 (144A)	237,000	261,174
6.950%, 01/30/44 (144A)	333,000	386,616
VICI Properties L.P. / VICI Note Co., Inc.
3.500%, 02/15/25 (144A) (f)	5,261,000	5,356,356
3.750%, 02/15/27 (144A)	825,000	825,000
4.125%, 08/15/30 (144A)	986,000	994,578

BHFTII-22

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
VICI Properties L.P. / VICI Note Co., Inc.
4.250%, 12/01/26 (144A)	2,879,000	$2,945,462
4.625%, 12/01/29 (144A)	118,000	122,408
XHR L.P. 6.375%, 08/15/25 (144A)	236,000	249,275

		49,562,846

Retail—0.6%
1011778 BC ULC / New Red Finance, Inc. 3.875%, 01/15/28 (144A)	89,000	89,956
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	2,338,000	2,537,627
Beacon Roofing Supply, Inc. 4.875%, 11/01/25 (144A)	728,000	744,380
Golden Nugget, Inc. 6.750%, 10/15/24 (144A) (f)	730,000	738,154
Home Depot, Inc. (The) 2.950%, 06/15/29	3,725,000	3,949,315
InRetail Consumer 3.250%, 03/22/28 (144A)	330,000	329,508
IRB Holding Corp. 7.000%, 06/15/25 (144A)	317,000	341,235
Lowe’s Cos., Inc.
1.300%, 04/15/28	503,000	477,938
2.625%, 04/01/31	155,000	155,441
3.650%, 04/05/29	931,000	1,019,069
4.000%, 04/15/25 (f)	3,054,000	3,378,812
McDonald’s Corp.
2.125%, 03/01/30	640,000	624,872
3.600%, 07/01/30	1,525,000	1,663,406
4.200%, 04/01/50	17,000	19,308
4.450%, 09/01/48	522,000	608,728
4.875%, 12/09/45	908,000	1,099,170
Starbucks Corp.
2.250%, 03/12/30	507,000	498,687
2.550%, 11/15/30	2,171,000	2,175,305

		20,450,911

Semiconductors—1.0%
Applied Materials, Inc. 2.750%, 06/01/50	677,000	628,245
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	1,941,000	2,107,742
Broadcom, Inc.
2.600%, 02/15/33 (144A) (f)	2,892,000	2,694,002
3.150%, 11/15/25	383,000	408,214
3.419%, 04/15/33 (144A)	1,929,000	1,934,524
3.469%, 04/15/34	6,161,000	6,182,066
4.150%, 11/15/30	915,000	987,615
4.750%, 04/15/29	1,262,000	1,418,967
Intel Corp. 3.734%, 12/08/47	1,909,000	2,056,359
KLA Corp.
3.300%, 03/01/50	2,136,000	2,051,608
4.100%, 03/15/29	1,866,000	2,097,829

Semiconductors—(Continued)
Lam Research Corp.
2.875%, 06/15/50	480,000	457,556
3.750%, 03/15/26	1,325,000	1,468,625
4.875%, 03/15/49	1,285,000	1,655,754
NVIDIA Corp.
2.850%, 04/01/30	952,000	999,791
3.200%, 09/16/26	768,000	837,772
3.500%, 04/01/50	774,000	817,503
NXP B.V. / NXP Funding LLC
3.400%, 05/01/30 (144A)	2,069,000	2,184,766
4.300%, 06/18/29 (144A)	3,309,000	3,700,881
QUALCOMM, Inc. 4.300%, 05/20/47	724,000	852,325

		35,542,144

Shipbuilding—0.1%
Huntington Ingalls Industries, Inc.
3.844%, 05/01/25	995,000	1,085,601
4.200%, 05/01/30	1,224,000	1,357,758

		2,443,359

Software—1.1%
Activision Blizzard, Inc.
1.350%, 09/15/30	1,635,000	1,477,040
2.500%, 09/15/50	850,000	713,303
Autodesk, Inc. 3.500%, 06/15/27	2,478,000	2,709,699
Citrix Systems, Inc.
3.300%, 03/01/30	925,000	951,394
4.500%, 12/01/27	1,813,000	2,064,638
Fidelity National Information Services, Inc.
1.000%, 12/03/28 (EUR)	1,750,000	2,108,883
1.500%, 05/21/27 (EUR)	470,000	585,852
2.950%, 05/21/39 (EUR)	900,000	1,274,537
Fiserv, Inc.
2.650%, 06/01/30	550,000	553,918
3.500%, 07/01/29	5,835,000	6,293,627
Microsoft Corp. 2.921%, 03/17/52	3,506,000	3,453,594
Oracle Corp.
3.600%, 04/01/40	2,246,000	2,255,700
3.650%, 03/25/41	3,308,000	3,347,474
3.900%, 05/15/35	2,705,000	2,923,609
4.000%, 07/15/46 (f)	3,603,000	3,709,258
4.000%, 11/15/47	698,000	720,826
4.100%, 03/25/61	1,637,000	1,694,035
4.125%, 05/15/45	41,000	42,902
Playtika Holding Corp. 4.250%, 03/15/29 (144A)	161,000	158,617
Roper Technologies, Inc. 2.950%, 09/15/29	411,000	428,011

		37,466,917

BHFTII-23

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—2.7%
Altice France S.A.
5.500%, 01/15/28 (144A)	556,000	$569,755
7.375%, 05/01/26 (144A)	3,215,000	3,343,921
8.125%, 02/01/27 (144A)	975,000	1,068,698
AT&T, Inc.
Zero Coupon, 11/27/22 (144A)	8,000,000	7,930,778
1.650%, 02/01/28	1,066,000	1,032,711
1.700%, 03/25/26	1,944,000	1,943,318
2.550%, 12/01/33 (144A) (f)	20,000	18,988
2.600%, 05/19/38 (EUR)	850,000	1,124,161
2.750%, 06/01/31 (f)	1,964,000	1,956,118
3.500%, 09/15/53 (144A)	2,278,000	2,105,181
3.550%, 09/15/55 (144A)	1,403,000	1,283,894
3.800%, 12/01/57 (144A)	382,000	363,430
4.300%, 02/15/30 (f)	2,520,000	2,836,944
4.350%, 03/01/29	3,472,000	3,927,452
4.500%, 05/15/35	3,354,000	3,782,860
Axtel S.A.B. de CV 6.375%, 11/14/24 (144A)	451,000	469,040
Connect Finco SARL / Connect U.S. Finco LLC 6.750%, 10/01/26 (144A)	1,065,000	1,133,948
Corning, Inc. 4.375%, 11/15/57	584,000	637,823
Digicel Group 0.5, Ltd. 8.000%, 04/01/25 (144A) (k)	271,818	224,250
Digicel International Finance, Ltd. / Digicel Holdings Bermuda, Ltd.
8.000%, 12/31/26 (144A)	97,061	93,664
8.750%, 05/25/24 (144A)	243,135	250,733
13.000%, 12/31/25 (144A) (k)	128,895	129,539
Empresa Nacional de Telecomunicaciones S.A. 4.750%, 08/01/26 (144A)	1,277,000	1,415,679
Juniper Networks, Inc. 2.000%, 12/10/30	723,000	665,321
Kenbourne Invest S.A.
4.700%, 01/22/28 (144A)	210,000	215,880
6.875%, 11/26/24 (144A)	733,000	779,729
Level 3 Financing, Inc.
3.625%, 01/15/29 (144A)	1,123,000	1,087,906
4.250%, 07/01/28 (144A)	1,559,000	1,576,632
4.625%, 09/15/27 (144A)	118,000	121,442
5.250%, 03/15/26	499,000	513,970
Liquid Telecommunications Financing plc 5.500%, 09/04/26 (144A)	231,000	242,596
Millicom International Cellular S.A.
4.500%, 04/27/31 (144A)	480,000	499,200
6.625%, 10/15/26 (144A)	270,000	287,604
Motorola Solutions, Inc.
4.600%, 05/23/29	2,555,000	2,898,154
5.500%, 09/01/44	870,000	1,054,795
Oi S.A. 10.000%, 07/27/25 (k)	479,000	505,345
Sprint Corp.
7.625%, 02/15/25	953,000	1,136,453
7.625%, 03/01/26	961,000	1,176,937

Telecommunications—(Continued)
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	390,875	393,807
T-Mobile USA, Inc.
3.750%, 04/15/27 (144A)	2,668,000	2,916,551
3.875%, 04/15/30 (144A)	8,257,000	8,961,818
VEON Holdings B.V. 3.375%, 11/25/27 (144A)	596,000	588,848
Verizon Communications, Inc.
1.500%, 09/18/30	2,352,000	2,159,399
1.750%, 01/20/31	2,558,000	2,382,098
2.100%, 03/22/28	1,177,000	1,181,932
2.550%, 03/21/31	401,000	400,636
3.150%, 03/22/30	3,892,000	4,104,994
3.550%, 03/22/51	571,000	570,199
3.700%, 03/22/61	1,868,000	1,845,803
3.875%, 02/08/29	1,715,000	1,907,846
4.125%, 03/16/27	2,478,000	2,807,400
4.272%, 01/15/36	5,982,000	6,761,358
4.329%, 09/21/28	302,000	345,750
4.500%, 08/10/33	315,000	365,879
4.862%, 08/21/46	1,203,000	1,443,174
Vodafone Group plc
4.375%, 02/19/43	451,000	502,250
5.250%, 05/30/48	2,734,000	3,413,232

		93,457,823

Toys/Games/Hobbies—0.0%
Hasbro, Inc. 2.600%, 11/19/22	695,000	716,867

Transportation—0.8%
Bristow Group, Inc. 6.875%, 03/01/28 (144A)	440,000	438,574
Burlington Northern Santa Fe LLC
3.300%, 09/15/51	1,950,000	1,955,905
5.050%, 03/01/41	9,000	11,303
5.400%, 06/01/41	269,000	348,366
5.750%, 05/01/40	656,000	878,079
CSX Corp.
2.400%, 02/15/30 (f)	625,000	628,462
3.350%, 09/15/49	637,000	625,225
4.250%, 03/15/29	594,000	674,619
4.300%, 03/01/48	1,116,000	1,272,085
ENA Master Trust
4.000%, 05/19/48 (144A) (f)	250,000	253,750
FedEx Corp. 4.100%, 02/01/45	737,000	796,961
Norfolk Southern Corp.
2.900%, 06/15/26	1,290,000	1,381,867
3.400%, 11/01/49	863,000	857,935
4.050%, 08/15/52	451,000	497,234
4.800%, 08/15/43	409,000	468,385

BHFTII-24

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Rumo Luxembourg S.a.r.l. 5.875%, 01/18/25 (144A)	200,000	$211,055
Ryder System, Inc. 4.625%, 06/01/25	3,580,000	4,034,334
Simpar Europe S.A. 5.200%, 01/26/31 (144A)	520,000	509,252
Union Pacific Corp.
2.750%, 03/01/26	992,000	1,050,708
2.973%, 09/16/62 (144A)	1,190,000	1,059,520
3.839%, 03/20/60	1,513,000	1,608,012
Union Pacific Railroad Co. Pass-Through Trust 3.227%, 05/14/26	661,071	715,457
United Parcel Service, Inc.
2.500%, 09/01/29	787,000	802,219
3.400%, 03/15/29	916,000	995,705
4.450%, 04/01/30	2,302,000	2,690,580
5.200%, 04/01/40	1,408,000	1,808,590
XPO Logistics, Inc.
6.125%, 09/01/23 (144A)	280,000	284,894
6.750%, 08/15/24 (144A)	672,000	704,760

		27,563,836

Trucking & Leasing—0.1%
DAE Funding LLC 2.625%, 03/20/25 (144A)	420,000	422,066
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1.200%, 11/15/25 (144A)	604,000	593,296
2.700%, 11/01/24 (144A)	480,000	505,341
3.650%, 07/29/21 (144A)	418,000	421,176
3.950%, 03/10/25 (144A)	900,000	982,515
4.000%, 07/15/25 (144A)	1,003,000	1,101,059

		4,025,453

Total Corporate Bonds & Notes (Cost $1,307,865,604)		1,304,105,174

Asset-Backed Securities—11.4%

Asset-Backed - Credit Card—0.0%
Brex Commercial Charge Card Master Trust 2.090%, 07/17/24 (144A)	850,000	849,937

Asset-Backed - Home Equity—0.5%
ACE Securities Corp. Home Equity Loan Trust
Zero Coupon, 08/15/30	614,343	503,755
0.369%, 1M LIBOR + 0.260%, 05/25/37 (b)	1,086,770	256,545
Bayview Financial Revolving Asset Trust
1.123%, 1M LIBOR + 1.000%, 05/28/39 (144A) (b)	5,130,436	4,366,828
1.123%, 1M LIBOR + 1.000%, 12/28/40 (144A) (b)	306,769	283,835
Bear Stearns Asset-Backed Securities Trust
0.459%, 1M LIBOR + 0.350%, 04/25/37 (b)	2,509,543	2,420,817
1.834%, 1M LIBOR + 1.725%, 08/25/34 (b)	54,194	54,342
Citigroup Mortgage Loan Trust
0.309%, 1M LIBOR + 0.200%, 05/25/37 (b)	2,154,080	1,725,276
0.379%, 1M LIBOR + 0.270%, 05/25/37 (b)	978,477	789,877

Asset-Backed - Home Equity—(Continued)
Countrywide Home Equity Loan Trust 6.155%, 06/25/35	175,983	207,835
Home Equity Mortgage Loan Asset-Backed Trust 2.134%, 1M LIBOR + 2.025%, 07/25/34 (b)	197,114	198,223
Home Equity Mortgage Trust 5.367%, 07/25/36 (l)	581,476	118,713
Home Loan Mortgage Loan Trust 0.826%, 1M LIBOR + 0.720%, 04/15/36 (b)	630,727	603,186
Irwin Home Equity Loan Trust 6.530%, 09/25/37 (144A) (l)	104,684	104,431
MASTR Asset-Backed Securities Trust
0.389%, 1M LIBOR + 0.280%, 05/25/37 (b)	621,846	553,860
0.629%, 1M LIBOR + 0.520%, 06/25/36 (144A) (b)	465,344	433,945
Option One Mortgage Loan Trust
0.319%, 1M LIBOR + 0.210%, 03/25/37 (b)	930,000	749,926
5.820%, 03/25/37 (l)	1,131,731	1,131,016
5.866%, 01/25/37 (l)	3,157,881	3,119,483
Security National Mortgage Loan Trust 0.459%, 1M LIBOR + 0.350%, 04/25/37 (144A) (b)	94,254	94,166
Yale Mortgage Loan Trust 0.509%, 1M LIBOR + 0.400%, 06/25/37 (144A) (b)	814,022	351,892

		18,067,951

Asset-Backed - Manufactured Housing—0.4%
Bank of America Manufactured Housing Contract Trust
7.070%, 02/10/22 (b)	470,000	242,662
7.432%, 12/10/25 (b)	4,000,000	1,689,132
BCMSC Trust
7.575%, 06/15/30 (b)	1,270,292	318,419
7.830%, 06/15/30 (b)	1,178,847	305,444
8.290%, 06/15/30 (b)	850,435	233,297
Cascade MH Asset Trust 4.000%, 11/25/44 (144A) (b)	2,338,789	2,449,357
Conseco Finance Corp.
6.280%, 09/01/30	223,333	233,820
6.830%, 04/01/30 (b)	137,694	133,953
6.980%, 09/01/30 (b)	966,570	908,057
7.500%, 03/01/30 (b)	411,348	232,557
7.860%, 03/01/30 (b)	384,106	225,714
Conseco Finance Securitizations Corp.
7.960%, 05/01/31	915,564	430,752
8.060%, 09/01/29 (b)	649,819	209,147
8.200%, 05/01/31	1,672,985	810,689
Credit Suisse First Boston Mortgage Securities Corp. 8.100%, 09/25/31 (b)	692,057	717,777
Credit-Based Asset Servicing & Securitization LLC 6.250%, 10/25/36 (144A) (l)	344,000	352,102
Greenpoint Manufactured Housing
8.290%, 12/15/29 (b)	440,000	458,645
9.230%, 12/15/29 (b)	402,402	347,532
Lehman ABS Manufactured Housing Contract Trust 6.630%, 04/15/40 (b)	1,637,083	1,739,832
Oakwood Mortgage Investors, Inc.
6.930%, 09/15/31 (b)	206,583	163,874
7.620%, 06/15/32 (b)	816,842	693,238

BHFTII-25

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—(Continued)
Origen Manufactured Housing Contract Trust
1.306%, 1M LIBOR + 1.200%, 10/15/37 (144A) (b)	516,416	$488,224
7.820%, 03/15/32 (b)	277,188	271,025

		13,655,249

Asset-Backed - Other—10.0%
510 Loan Acquisition Trust 5.107%, 09/25/60 (144A) (l)	1,117,569	1,128,531
522 Funding CLO, Ltd.
2.624%, 3M LIBOR + 2.400%, 04/20/30 (144A) (b)	625,000	624,676
3.874%, 3M LIBOR + 3.650%, 04/20/30 (144A) (b)	360,000	360,000
AIMCO CLO 1.541%, 3M LIBOR + 1.300%, 01/15/28 (144A) (b)	250,000	250,128
Ajax Mortgage Loan Trust
Zero Coupon, 02/26/57 (144A)	744,555	212,625
Zero Coupon, 06/25/57 (144A)	1,451,031	1,526,622
Zero Coupon, 08/25/57 (144A)	1,108,811	1,155,682
Zero Coupon, 12/25/57 (144A) (b)	1,616,690	1,268,617
Zero Coupon, 04/25/58 (144A)	777,952	426,294
Zero Coupon, 06/25/58 (144A) (b)	576,452	488,416
Zero Coupon, 08/25/58 (144A) (b)	814,850	525,415
Zero Coupon, 11/25/58 (144A)	1,541,763	1,207,701
Zero Coupon, 09/25/59 (144A)	2,367,370	1,772,844
Zero Coupon, 11/25/59 (144A)	990,929	879,088
Zero Coupon, 12/25/59 (144A)	1,759,709	1,103,338
2.250%, 06/25/60 (144A) (l)	4,675,541	4,668,752
2.375%, 12/25/59 (144A) (l)	4,918,174	4,916,758
3.000%, 09/25/59 (144A) (l)	7,114,939	7,154,035
3.000%, 11/25/59 (144A) (l)	2,300,140	2,316,270
3.500%, 12/25/59 (144A) (l)	732,499	730,866
3.750%, 08/25/57 (144A) (b)	2,625,925	2,665,929
3.750%, 12/25/57 (144A)	2,506,794	2,544,907
3.750%, 08/25/58 (144A) (b)	2,724,366	2,735,959
3.850%, 04/25/58 (144A)	2,415,437	2,379,360
3.950%, 10/25/58 (144A) (b)	1,426,119	1,428,145
4.250%, 09/25/59 (144A) (l)	432,000	418,726
4.250%, 11/25/59 (144A) (l)	400,000	387,709
4.375%, 06/25/57 (144A) (b)	2,871,141	2,878,262
4.375%, 06/25/58 (144A) (b)	1,171,675	1,183,118
4.375%, 11/25/58 (144A) (b)	3,684,472	3,692,021
4.875%, 09/25/59 (144A) (l)	570,000	559,908
5.250%, 06/25/57 (144A) (b)	567,000	548,950
5.250%, 08/25/57 (144A) (b)	440,000	435,611
5.250%, 06/25/58 (144A) (b)	230,000	223,148
5.250%, 11/25/58 (144A) (b)	667,953	648,054
Allegro CLO, Ltd.
1.304%, 3M LIBOR + 1.080%, 10/21/28 (144A) (b)	1,370,000	1,372,895
1.391%, 3M LIBOR + 1.150%, 01/15/30 (144A) (b)	1,533,149	1,535,527
1.941%, 3M LIBOR + 1.700%, 01/15/30 (144A) (b)	600,000	600,884
ALM, Ltd.
1.691%, 3M LIBOR + 1.450%, 04/16/29 (144A) (b)	650,000	650,118
2.091%, 3M LIBOR + 1.850%, 10/15/29 (144A) (b)	1,220,000	1,222,608
ALME Loan Funding V B.V. 5.410%, 3M EURIBOR + 5.410%, 07/15/31 (144A) (EUR) (b)	270,000	316,770

Asset-Backed - Other—(Continued)
AMMC CLO, Ltd. 1.395%, 3M LIBOR + 1.200%, 11/10/30 (144A) (b)	500,000	500,626
Anchorage Capital CLO, Ltd.
Zero Coupon, 04/15/34 (144A) (EUR) (b)	614,000	720,038
1.309%, -1 x 3M EURIBOR + 1.600%, 04/15/34 (144A) (EUR) (b)	394,000	462,044
1.309%, 3M LIBOR + 1.090%, 01/28/31 (144A) (b)	830,000	831,430
1.475%, 3M LIBOR + 1.250%, 10/13/30 (144A) (b)	835,000	835,817
1.511%, 3M LIBOR + 1.270%, 07/15/30 (144A) (b)	710,000	710,084
1.691%, 3M LIBOR + 1.450%, 01/15/30 (144A) (b)	2,410,000	2,410,205
1.719%, 3M LIBOR + 1.500%, 01/28/31 (144A) (b)	1,270,000	1,268,807
1.819%, 3M LIBOR + 1.600%, 07/28/28 (144A) (b)	1,050,000	1,056,436
1.969%, 3M LIBOR + 1.750%, 01/28/31 (144A) (b)	1,480,000	1,482,232
2.069%, 3M LIBOR + 1.850%, 01/28/31 (144A) (b)	1,740,000	1,705,265
2.091%, 3M LIBOR + 1.850%, 01/15/30 (144A) (b)	1,010,000	1,006,079
2.375%, 3M LIBOR + 2.150%, 10/13/30 (144A) (b)	590,000	591,251
3.719%, 3M LIBOR + 3.500%, 01/28/31 (144A) (b)	250,000	249,839
Apidos CLO
1.724%, 3M LIBOR + 1.500%, 04/20/31 (144A) (b)	250,000	250,005
2.141%, 3M LIBOR + 1.900%, 04/15/31 (144A) (b)	580,000	581,728
Arbour CLO DAC 2.900%, 3M EURIBOR + 2.900%, 07/15/33 (144A) (EUR) (b)	250,000	294,683
Ares CLO, Ltd.
1.411%, 3M LIBOR + 1.170%, 10/15/30 (144A) (b)	390,000	390,004
7.794%, 3M LIBOR + 7.580%, 10/25/31 (144A) (b)	280,000	279,456
Armada Euro CLO IV DAC
2.350%, 3M EURIBOR + 2.350%, 07/15/31 (144A) (EUR) (b)	440,000	516,181
3.300%, 3M EURIBOR + 3.300%, 07/15/31 (144A) (EUR) (b)	250,000	293,175
Atrium 1.872%, 3M LIBOR + 1.650%, 04/22/27 (144A) (b)	1,119,000	1,113,369
Avery Point CLO, Ltd.
1.201%, 3M LIBOR + 0.960%, 01/15/28 (144A) (b)	1,740,000	1,740,012
1.203%, 3M LIBOR + 0.980%, 07/17/26 (144A) (b)	224,846	224,875
1.318%, 3M LIBOR + 1.100%, 04/25/26 (144A) (b)	89,410	89,402
Avoca CLO
2.900%, 3M EURIBOR + 2.900%, 04/15/35 (144A) (EUR) (b)	250,000	288,488
5.750%, 3M EURIBOR + 5.750%, 07/15/32 (EUR) (b)	160,000	183,505
Babson CLO, Ltd.
1.414%, 3M LIBOR + 1.190%, 10/20/30 (144A) (b)	870,000	870,858
1.624%, 3M LIBOR + 1.400%, 01/20/31 (144A) (b)	250,000	248,105
Bain Capital Credit CLO 1.823%, 3M LIBOR + 1.600%, 07/19/31 (144A) (b)	250,000	250,275
Ballyrock CLO, Ltd.
2.541%, 3M LIBOR + 2.300%, 10/15/32 (144A) (b)	298,000	298,910
4.241%, 3M LIBOR + 4.000%, 10/15/32 (144A) (b)	258,000	256,567
4.724%, 3M LIBOR + 4.500%, 07/20/30 (144A) (b)	250,000	250,316
Battalion CLO, Ltd.
1.293%, 3M LIBOR + 1.070%, 07/18/30 (144A) (b)	1,285,000	1,285,362
1.293%, 3M LIBOR + 1.170%, 01/25/35 (144A) (b)	6,220,000	6,218,439
1.673%, 3M LIBOR + 1.550%, 01/25/35 (144A) (b)	480,000	479,760
1.773%, 3M LIBOR + 1.550%, 07/18/30 (144A) (b)	642,000	642,052

BHFTII-26

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
BDS, Ltd. 1.508%, 1M LIBOR + 1.400%, 12/15/35 (144A) (b)	1,084,543	$1,084,863
Benefit Street Partners CLO, Ltd.
1.003%, 3M LIBOR + 0.780%, 07/18/27 (144A) (b)	275,997	276,013
1.314%, 3M LIBOR + 1.090%, 04/20/31 (144A) (b)	1,030,000	1,031,144
1.324%, 3M LIBOR + 1.100%, 01/20/31 (144A) (b)	2,000,000	2,000,776
1.463%, 3M LIBOR + 1.240%, 10/18/29 (144A) (b)	3,800,000	3,810,876
BlueMountain CLO, Ltd.
1.402%, 3M LIBOR + 1.180%, 10/22/30 (144A) (b)	745,093	745,109
1.454%, 3M LIBOR + 1.230%, 01/20/29 (144A) (b)	1,423,521	1,423,290
1.741%, 3M LIBOR + 1.500%, 07/15/31 (144A) (b)	660,000	659,766
C-BASS Trust 0.269%, 1M LIBOR + 0.160%, 10/25/36 (b)	223,005	188,473
Canyon Capital CLO, Ltd. 1.925%, 3M LIBOR + 1.700%, 01/15/34 (144A) (b)	290,000	289,848
Carlyle Global Market Strategies CLO, Ltd.
1.113%, 3M LIBOR + 0.890%, 01/18/29 (144A) (b)	509,332	509,531
1.193%, 3M LIBOR + 0.970%, 04/17/31 (144A) (b)	967,060	966,484
1.263%, 3M LIBOR + 1.050%, 07/27/31 (144A) (b)	4,066,514	4,069,946
1.819%, 3M LIBOR + 1.600%, 07/28/28 (144A) (b)	640,000	640,082
Carlyle U.S. CLO, Ltd. 1.421%, 3M LIBOR + 1.180%, 01/15/30 (144A) (b)	1,550,000	1,551,141
Carrington Mortgage Loan Trust 0.269%, 1M LIBOR + 0.160%, 10/25/36 (b)	288,983	279,278
CarVal CLO, Ltd.
3.306%, 3M LIBOR + 3.200%, 04/20/32 (144A) (b)	870,000	870,418
3.924%, 3M LIBOR + 3.700%, 07/20/32 (144A) (b)	250,000	248,547
CBAM, Ltd.
1.474%, 3M LIBOR + 1.250%, 07/20/30 (144A) (b)	2,000,000	2,000,272
1.973%, 3M LIBOR + 1.750%, 10/17/29 (144A) (b)	1,020,000	1,020,763
CDO Repack SPC, Ltd. Zero Coupon, 05/20/30 (144A)	292,438	299,977
Cedar Funding CLO, Ltd.
Zero Coupon, 04/20/34 (144A) (b)	3,880,000	3,879,338
1.204%, 3M LIBOR + 0.980%, 04/20/31 (144A) (b)	380,000	380,281
1.314%, 3M LIBOR + 1.090%, 10/20/28 (144A) (b)	3,680,000	3,679,080
1.323%, 3M LIBOR + 1.100%, 07/17/31 (144A) (b)	770,000	770,613
1.415%, 3M LIBOR + 1.230%, 06/09/30 (144A) (b)	434,000	433,891
1.473%, 3M LIBOR + 1.250%, 10/17/30 (144A) (b)	5,150,000	5,153,255
2.324%, 3M LIBOR + 2.100%, 10/20/28 (144A) (b)	480,000	479,760
Chase Funding Trust 6.333%, 04/25/32 (l)	139,720	142,409
CIFC Funding, Ltd.
1.223%, 3M LIBOR + 1.000%, 04/18/31 (144A) (b)	589,000	589,465
1.234%, 3M LIBOR + 1.010%, 04/23/29 (144A) (b)	1,170,000	1,169,788
1.813%, 3M LIBOR + 1.600%, 04/27/31 (144A) (b)	250,000	250,004
1.973%, 3M LIBOR + 1.750%, 07/16/30 (144A) (b)	250,000	250,038
2.241%, 3M LIBOR + 2.000%, 04/15/30 (144A) (b)	571,000	571,064
Citigroup Mortgage Loan Trust 0.279%, 1M LIBOR + 0.170%, 07/25/45 (b)	750,774	647,116
Countrywide Asset-Backed Certificates
0.269%, 1M LIBOR + 0.160%, 12/25/35 (b)	790,221	785,799
0.269%, 1M LIBOR + 0.160%, 09/25/46 (b)	60,513	59,578
0.329%, 1M LIBOR + 0.220%, 12/25/25 (b)	22,929	33,640

Asset-Backed - Other—(Continued)
Countrywide Asset-Backed Certificates
0.369%, 1M LIBOR + 0.260%, 12/25/36 (b)	356,496	$343,384
0.429%, 1M LIBOR + 0.320%, 10/25/36 (b)	581,980	556,635
4.597%, 04/25/36 (b)	1,035,852	1,012,779
Countrywide Revolving Home Equity Loan Resecuritization Trust 0.406%, 1M LIBOR + 0.300%, 12/15/33 (144A) (b)	328,041	307,290
Countrywide Revolving Home Equity Loan Trust
0.256%, 1M LIBOR + 0.150%, 11/15/36 (b)	434,105	376,100
0.286%, 1M LIBOR + 0.180%, 05/15/35 (b)	168,983	165,545
Credit-Based Asset Servicing & Securitization LLC 3.100%, 12/25/36 (l)	172,555	174,226
CVC Cordatus Loan Fund DAC 5.830%, 3M EURIBOR + 5.830%, 04/29/34 (EUR) (b)	140,000	161,359
Dorchester Park CLO DAC 1.674%, 3M LIBOR + 1.450%, 04/20/28 (144A) (b)	934,000	934,008
Dryden CLO, Ltd. 1.361%, 3M LIBOR + 1.120%, 01/15/31 (144A) (b)	6,020,000	6,030,216
Dryden Senior Loan Fund
Zero Coupon, 3M LIBOR + 1.040%, 04/20/34 (144A) (b)	910,000	910,096
1.141%, 3M LIBOR + 0.900%, 10/15/27 (144A) (b)	1,241,170	1,241,334
1.394%, 3M LIBOR + 1.200%, 08/15/30 (144A) (b)	2,205,000	2,204,993
2.091%, 3M LIBOR + 1.850%, 10/15/27 (144A) (b)	660,000	660,042
Eaton Vance CLO, Ltd. 2.441%, 3M LIBOR + 2.200%, 10/15/30 (144A) (b)	710,000	711,725
Elm CLO, Ltd.
1.393%, 3M LIBOR + 1.170%, 01/17/29 (144A) (b)	4,180,000	4,180,652
1.973%, 3M LIBOR + 1.750%, 01/17/29 (144A) (b)	490,000	490,073
Elmwood CLO Zero Coupon, 04/20/34 (144A) (b)	1,000,000	1,000,000
Euro Galaxy CLO 3.250%, 3M EURIBOR + 3.250%, 04/24/34 (144A) (EUR) (b)	290,000	333,706
First Franklin Mortgage Loan Trust
0.249%, 1M LIBOR + 0.140%, 12/25/36 (b)	4,470,137	2,605,889
0.259%, 1M LIBOR + 0.150%, 12/25/36 (b)	2,328,439	2,178,958
0.319%, 1M LIBOR + 0.210%, 12/25/36 (b)	8,223,097	4,862,631
Flatiron CLO, Ltd. 1.131%, 3M LIBOR + 0.890%, 04/15/27 (144A) (b)	421,602	421,635
Fremont Home Loan Trust 0.389%, 1M LIBOR + 0.280%, 02/25/37 (b)	905,371	740,742
Galaxy CLO, Ltd. 1.874%, 3M LIBOR + 1.680%, 11/15/26 (144A) (b)	430,000	429,924
GE-WMC Asset-Backed Pass-Through Certificates 0.609%, 1M LIBOR + 0.500%, 12/25/35 (b)	67,225	67,143
Gilbert Park CLO, Ltd. 3.191%, 3M LIBOR + 2.950%, 10/15/30 (144A) (b)	861,000	857,402
GoldentTree Loan Management U.S. CLO, Ltd. 2.874%, 3M LIBOR + 2.650%, 04/20/29 (144A) (b)	350,000	346,984
Golub Capital BDC CLO LLC 2.911%, 3M LIBOR + 2.800%, 04/15/33 (144A) (b)	250,000	250,247
Great Lakes CLO, Ltd. 1.904%, 3M LIBOR + 1.700%, 04/15/33 (144A) (b)	420,000	420,044

BHFTII-27

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Grippen Park CLO, Ltd. 3.524%, 3M LIBOR + 3.300%, 01/20/30 (144A) (b)	250,000	$247,957
Harvest CLO 2.050%, 3M EURIBOR + 2.050%, 10/20/32 (EUR) (b)	250,000	290,295
Henley CLO DAC 2.208%, 3M EURIBOR + 2.100%, 04/25/34 (144A) (EUR) (b)	250,000	291,557
Highbridge Loan Management, Ltd. 1.195%, 3M LIBOR + 1.000%, 02/05/31 (144A) (b)	1,380,565	1,382,415
HPS Loan Management, Ltd. 1.364%, 3M LIBOR + 1.140%, 01/20/28 (144A) (b)	1,012,547	1,012,550
ICG U.S. CLO, Ltd. 1.363%, 3M LIBOR + 1.140%, 10/19/28 (144A) (b)	1,284,404	1,285,958
Invitation Homes Trust 2.108%, 1M LIBOR + 2.000%, 07/17/37 (144A) (b)	424,420	424,419
Kayne CLO II, Ltd. 1.225%, 3M LIBOR + 1.080%, 10/15/31 (144A) (b)	540,000	540,328
KKR CLO, Ltd. 1.474%, 3M LIBOR + 1.250%, 01/20/29 (144A) (b)	802,000	802,123
Knollwood CDO, Ltd. 3.434%, 3M LIBOR + 3.200%, 01/10/39 (144A) † (b)	1,006,501	101
LCM, Ltd.
1.264%, 3M LIBOR + 1.040%, 10/20/27 (144A) (b)	896,562	896,692
1.294%, 3M LIBOR + 1.070%, 01/20/31 (144A) (b)	2,590,000	2,591,619
Legacy Mortgage Asset Trust 3.375%, 02/25/59 (144A) (b)	1,704,483	1,710,020
Lehman ABS Mortgage Loan Trust 0.199%, 1M LIBOR + 0.090%, 06/25/37 (144A) (b)	172,178	134,400
Lendmark Funding Trust 2.780%, 04/20/28 (144A)	2,630,000	2,702,719
Litigation Fee Residual Funding LLC 4.000%, 10/30/27 (144A) †	992,983	992,983
LoanCore Issuer, Ltd. 1.236%, 1M LIBOR + 1.130%, 05/15/28 (144A) (b)	346,190	346,190
Loanpal Solar Loan, Ltd.
2.290%, 01/20/48 (144A)	1,216,419	1,216,467
2.750%, 07/20/47 (144A)	1,234,280	1,250,624
Long Beach Mortgage Loan Trust
0.269%, 1M LIBOR + 0.160%, 08/25/36 (b)	609,897	327,587
0.409%, 1M LIBOR + 0.300%, 06/25/36 (b)	551,679	337,578
Madison Park Funding, Ltd.
Zero Coupon, 3M LIBOR + 1.650%, 04/25/29 (144A) (b)	250,000	250,000
1.142%, 3M LIBOR + 0.920%, 01/22/28 (144A) (b)	1,094,000	1,094,560
1.173%, 3M LIBOR + 0.950%, 04/19/30 (144A) (b)	1,330,000	1,329,666
1.210%, 3M LIBOR + 1.010%, 01/20/29 (144A) (b)	1,580,000	1,580,142
1.412%, 3M LIBOR + 1.200%, 07/29/30 (144A) (b)	2,030,000	2,031,287
1.414%, 3M LIBOR + 1.190%, 10/21/30 (144A) (b)	5,000,000	5,008,995
Marble Point CLO, Ltd. 1.403%, 3M LIBOR + 1.180%, 12/18/30 (144A) (b)	580,000	580,430
Mariner Finance Issuance Trust
2.960%, 07/20/32 (144A)	3,470,000	3,547,498
3.510%, 07/20/32 (144A)	560,000	575,810
4.010%, 07/20/32 (144A)	490,000	497,395
MCM Capital LLC Zero Coupon, 05/28/58 (144A)	1,358,076	725,884

Asset-Backed - Other—(Continued)
Merrill Lynch First Franklin Mortgage Loan Trust 0.349%, 1M LIBOR + 0.240%, 05/25/37 (b)	9,323,539	7,032,781
Mill City Solar Loan, Ltd. 3.690%, 07/20/43 (144A)	1,484,695	1,566,061
Mosaic Solar Loan Trust
2.100%, 04/20/46 (144A)	248,918	251,301
2.880%, 09/20/40 (144A)	176,994	184,778
3.100%, 04/20/46 (144A)	373,377	389,144
Mountain Hawk II CLO, Ltd. 1.824%, 3M LIBOR + 1.600%, 07/20/24 (144A) (b)	46,474	46,467
MP CLO, Ltd. 1.474%, 3M LIBOR + 1.250%, 10/20/30 (144A) (b)	1,010,000	1,010,076
Neuberger Berman Loan Advisers CLO, Ltd.
1.240%, 3M LIBOR + 1.040%, 04/15/34 (144A) (b)	440,000	439,890
1.393%, 3M LIBOR + 1.170%, 10/18/30 (144A) (b)	1,770,000	1,774,246
Nomura Asset Acceptance Corp. Alternative Loan Trust 0.509%, 1M LIBOR + 0.400%, 10/25/36 (144A) (b)	203,410	223,320
OCP CLO, Ltd.
1.035%, 3M LIBOR + 0.820%, 10/26/27 (144A) (b)	114,006	113,854
1.295%, 3M LIBOR + 1.080%, 04/26/31 (144A) (b)	160,000	160,178
1.343%, 3M LIBOR + 1.120%, 10/18/28 (144A) (b)	2,701,352	2,701,409
1.501%, 3M LIBOR + 1.260%, 07/15/30 (144A) (b)	3,270,000	3,273,734
1.615%, 3M LIBOR + 1.400%, 04/26/31 (144A) (b)	180,000	180,375
2.118%, 3M LIBOR + 1.900%, 04/24/29 (144A) (b)	911,000	902,863
2.132%, 3M LIBOR + 1.950%, 11/20/30 (144A) (b)	250,000	249,304
Octagon Investment Partners, Ltd.
1.183%, 3M LIBOR + 0.960%, 04/16/31 (144A) (b)	2,210,000	2,211,706
1.218%, 3M LIBOR + 1.000%, 01/25/31 (144A) (b)	3,420,000	3,415,804
1.243%, 3M LIBOR + 1.020%, 07/17/30 (144A) (b)	3,370,000	3,371,597
OHA Credit Funding 3, Ltd. 2.024%, 3M LIBOR + 1.800%, 07/20/32 (144A) (b)	343,000	343,915
OHA Loan Funding, Ltd. 1.215%, 3M LIBOR + 1.040%, 05/23/31 (144A) (b)	5,670,000	5,670,068
OneMain Financial Issuance Trust
3.140%, 10/14/36 (144A)	3,280,000	3,486,341
3.840%, 05/14/32 (144A)	2,332,000	2,446,643
OZLM Funding, Ltd. 1.472%, 3M LIBOR + 1.250%, 10/22/30 (144A) (b)	10,503,398	10,500,751
OZLM, Ltd.
1.261%, 3M LIBOR + 1.020%, 04/15/31 (144A) (b)	520,000	520,050
1.461%, 3M LIBOR + 1.220%, 11/22/30 (144A) (b)	690,000	690,257
1.941%, 3M LIBOR + 1.700%, 01/15/29 (144A) (b)	2,570,000	2,577,011
2.124%, 3M LIBOR + 1.900%, 01/20/31 (144A) (b)	320,000	318,720
Palmer Square CLO, Ltd.
Zero Coupon, 3M LIBOR + 1.400%, 05/21/29 (144A) (b)	570,000	569,557
1.253%, 3M LIBOR + 1.030%, 04/18/31 (144A) (b)	1,040,000	1,042,484
1.323%, 3M LIBOR + 1.100%, 07/16/31 (144A) (b)	1,240,000	1,240,418
1.353%, 3M LIBOR + 1.130%, 01/17/31 (144A) (b)	1,312,000	1,312,087
1.532%, 3M LIBOR + 1.000%, 05/21/29 (144A) (b)	2,600,000	2,599,498
1.544%, 3M LIBOR + 1.350%, 08/15/26 (144A) (b)	945,000	946,788
Palmer Square Loan Funding, Ltd.
1.532%, 3M LIBOR + 1.350%, 02/20/28 (144A) (b)	980,000	977,827
1.624%, 3M LIBOR + 1.400%, 01/20/27 (144A) (b)	718,000	723,102
1.774%, 3M LIBOR + 1.550%, 04/20/28 (144A) (b)	1,120,000	1,122,186
4.444%, 3M LIBOR + 4.250%, 11/15/26 (144A) (b)	250,000	245,494
6.118%, 3M LIBOR + 5.900%, 10/24/27 (144A) (b)	262,000	262,321

BHFTII-28

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Parallel Ltd. 1.974%, 3M LIBOR + 1.750%, 07/20/27 (144A) (b)	350,000	$347,683
Park Avenue Institutional Advisers CLO, Ltd.
1.438%, 3M LIBOR + 1.240%, 02/14/34 (144A) (b)	1,050,000	1,049,734
1.748%, 3M LIBOR + 1.550%, 02/14/34 (144A) (b)	730,000	729,632
PPM CLO, Ltd. 2.097%, 3M LIBOR + 1.900%, 10/18/31 (144A) (b)	250,000	250,703
Preston Ridge Partners Mortgage LLC 2.951%, 10/25/25 (144A) (l)	1,495,359	1,499,630
Prima Capital CRE Securitization, Ltd.
4.000%, 08/24/40 (144A)	1,740,000	1,735,340
4.000%, 08/24/49 (144A)	260,000	254,621
Progress Residential Trust
2.757%, 04/17/38 (144A)	500,000	490,469
2.768%, 08/17/34 (144A)	924,010	929,722
3.395%, 04/19/38 (144A)	967,000	967,569
Race Point CLO, Ltd.
1.181%, 3M LIBOR + 0.940%, 10/15/30 (144A) (b)	789,000	788,803
1.451%, 3M LIBOR + 1.210%, 10/15/30 (144A) (b)	1,163,830	1,163,539
Regatta VI Funding, Ltd. 1.304%, 3M LIBOR + 1.080%, 07/20/28 (144A) (b)	2,229,746	2,230,071
Regional Management Issuance Trust 3.050%, 11/15/28 (144A)	2,750,000	2,796,375
Republic Finance Issuance Trust 3.430%, 11/22/27 (144A)	3,210,000	3,255,910
Riserva CLO, Ltd. Zero Coupon, 01/18/34 (144A) (b)	940,000	939,765
Rockford Tower CLO, Ltd.
Zero Coupon, 04/20/34 (144A) (b)	3,016,000	3,016,320
1.271%, 3M LIBOR + 1.030%, 04/15/29 (144A) (b)	2,020,000	2,018,507
1.414%, 3M LIBOR + 1.190%, 10/20/30 (144A) (b)	3,405,000	3,405,242
1.691%, 3M LIBOR + 1.450%, 04/15/29 (144A) (b)	940,000	940,000
1.741%, 3M LIBOR + 1.500%, 10/15/29 (144A) (b)	1,781,000	1,781,121
2.112%, 3M LIBOR + 1.930%, 08/20/32 (144A) (b)	250,000	251,676
3.091%, 3M LIBOR + 2.850%, 10/15/29 (144A) (b)	939,000	931,524
Rockford Tower Europe CLO DAC 1.850%, 3M EURIBOR + 1.850%, 12/20/31 (EUR) (b)	407,000	477,427
RR, Ltd.
1.331%, 3M LIBOR + 1.090%, 01/15/30 (144A) (b)	560,000	560,392
1.841%, 3M LIBOR + 1.600%, 10/15/29 (144A) (b)	250,000	249,875
1.891%, 3M LIBOR + 1.650%, 10/15/31 (144A) (b)	250,000	250,023
2.341%, 3M LIBOR + 2.100%, 10/15/31 (144A) (b)	704,000	706,045
7.361%, 3M LIBOR + 7.120%, 10/15/31 (144A) (b)	250,000	249,457
SG Mortgage Securities Trust 0.319%, 1M LIBOR + 0.210%, 10/25/36 (b)	570,000	459,055
Signal Peak CLO LLC
1.718%, 3M LIBOR + 1.500%, 07/23/29 (144A) (b)	522,000	524,031
1.724%, 3M LIBOR + 1.500%, 04/20/29 (144A) (b)	1,412,000	1,412,065
2.268%, 3M LIBOR + 2.050%, 07/23/29 (144A) (b)	1,015,000	1,006,061
Silver Creek CLO, Ltd. 1.464%, 3M LIBOR + 1.240%, 07/20/30 (144A) (b)	1,330,000	1,330,160
Sound Point CLO, Ltd.
Zero Coupon, 3M LIBOR + 0.900%, 01/23/29 (144A) (b)	250,000	250,000
1.285%, 3M LIBOR + 1.070%, 01/26/31 (144A) (b)	500,000	500,039
1.641%, 3M LIBOR + 1.400%, 04/15/32 (144A) (b)	4,840,000	4,840,857
4.924%, 3M LIBOR + 4.700%, 07/20/30 (144A) (b)	250,000	251,649

Asset-Backed - Other—(Continued)
Soundview Home Loan Trust 0.904%, 1M LIBOR + 0.795%, 01/25/35 (b)	17,605	16,954
St. Pauls CLO 2.600%, 3M LIBOR + 2.600%, 05/20/34 (144A) (EUR) (b)	470,000	549,433
Steele Creek CLO, Ltd. 1.491%, 3M LIBOR + 1.250%, 10/15/30 (144A) (b)	670,000	669,209
Symphony CLO, Ltd.
1.189%, 3M LIBOR + 1.080%, 04/20/33 (144A) (b)	398,000	397,900
1.368%, 3M LIBOR + 1.150%, 01/23/28 (144A) (b)	950,000	950,156
1.621%, 3M LIBOR + 1.380%, 07/15/32 (144A) (b)	840,000	840,829
TCI-Flatiron CLO, Ltd.
1.079%, 3M LIBOR + 0.960%, 04/20/34 (144A) (b)	680,000	680,000
1.392%, 3M LIBOR + 1.200%, 11/18/30 (144A) (b)	1,080,000	1,080,053
TIAA CLO, Ltd. 1.373%, 3M LIBOR + 1.150%, 01/16/31 (144A) (b)	571,000	571,231
TICP CLO, Ltd.
1.260%, 3M LIBOR + 1.120%, 01/15/34 (144A) (b)	820,000	814,824
1.640%, 3M LIBOR + 1.500%, 01/15/34 (144A) (b)	1,050,000	1,049,474
7.291%, 3M LIBOR + 7.050%, 04/15/33 (144A) (b)	250,000	251,456
Towd Point Mortgage Trust 4.500%, 11/25/58 (144A) (b)	2,110,000	2,154,845
Trestles CLO III, Ltd.
1.554%, 3M LIBOR + 1.330%, 01/20/33 (144A) (b)	1,170,000	1,173,623
2.074%, 3M LIBOR + 1.850%, 01/20/33 (144A) (b)	520,000	522,219
Trestles CLO, Ltd. 3.103%, 3M LIBOR + 2.900%, 04/25/32 (144A) (b)	250,000	249,875
Tricon American Homes Trust
4.564%, 05/17/37 (144A)	260,000	270,621
4.960%, 05/17/37 (144A)	180,000	188,311
Trinitas CLO, Ltd.
2.244%, 3M LIBOR + 2.000%, 01/25/34 (144A) (b)	560,000	562,630
3.244%, 3M LIBOR + 3.000%, 01/25/34 (144A) (b)	400,000	399,792
3.391%, 3M LIBOR + 3.150%, 07/15/32 (144A) (b)	358,000	359,022
Venture CLO, Ltd. 1.293%, 3M LIBOR + 1.070%, 07/18/31 (144A) (b)	420,000	420,194
Voya CLO, Ltd.
1.140%, 3M LIBOR + 1.040%, 04/20/34 (144A) (b)	357,000	356,911
1.301%, 3M LIBOR + 1.060%, 04/15/31 (144A) (b)	1,989,000	1,994,215
1.371%, 3M LIBOR + 1.130%, 10/15/30 (144A) (b)	1,020,000	1,020,049
2.868%, 3M LIBOR + 2.650%, 07/25/26 (144A) (b)	360,000	357,382
Washington Mutural Asset-Backed Certificates Trust
0.264%, 1M LIBOR + 0.155%, 10/25/36 (b)	723,519	622,164
0.289%, 1M LIBOR + 0.180%, 09/25/36 (b)	2,006,236	895,402
Westcott Park CLO, Ltd. 1.434%, 3M LIBOR + 1.210%, 07/20/28 (144A) (b)	1,370,000	1,370,263
Woodmont Trust Zero Coupon, 04/20/33 (144A) (b)	1,570,000	1,569,606
York CLO, Ltd.
1.474%, 3M LIBOR + 1.250%, 10/20/29 (144A) (b)	630,000	631,257
1.974%, 3M LIBOR + 1.750%, 10/20/29 (144A) (b)	850,000	857,321

		342,027,393

BHFTII-29

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—0.5%
Navient Private Education Refi Loan Trust
1.006%, 1M LIBOR + 0.900%, 11/15/68 (144A) (b)	480,000	$478,337
2.690%, 07/15/69 (144A)	450,000	446,370
Scholar Funding Trust 0.765%, 1M LIBOR + 0.650%, 01/30/45 (144A) (b)	3,575,158	3,559,435
SLM Private Credit Student Loan Trust 0.514%, 3M LIBOR + 0.330%, 03/15/24 (b)	1,205,130	1,202,792
SLM Private Education Loan Trust 4.856%, 1M LIBOR + 4.750%, 10/15/41 (144A) (b)	3,372,000	3,653,693
SMB Private Education Loan Trust
2.310%, 01/15/53 (144A)	760,000	758,054
2.990%, 01/15/53 (144A)	1,880,000	1,874,473
3.500%, 12/17/40 (144A)	1,340,000	1,383,963
3.860%, 01/15/53 (144A)	1,560,000	1,533,301

		14,890,418

Total Asset-Backed Securities (Cost $384,247,082)		389,490,948

Mortgage-Backed Securities—5.2%

Collateralized Mortgage Obligations—2.0%
AJAX Mortgage Loan Trust 2.250%, 09/27/60 (144A) (l)	4,849,666	4,842,675
Alternative Loan Trust
0.249%, 1M LIBOR + 0.140%, 04/25/47 (b)	619,773	557,338
0.299%, 1M LIBOR + 0.190%, 10/25/46 (b)	812,206	785,937
0.301%, 1M LIBOR + 0.190%, 03/20/47 (b)	1,303,478	1,100,253
0.311%, 1M LIBOR + 0.200%, 07/20/46 (b)	2,225,299	1,764,396
0.339%, 1M LIBOR + 0.230%, 11/25/36 (b)	527,822	494,014
0.459%, 1M LIBOR + 0.350%, 06/25/35 (b)	1,131,099	942,482
0.709%, 1M LIBOR + 0.600%, 01/25/36 (b)	438,863	418,359
1.989%, 12M MTA + 1.730%, 11/25/46 (b)	2,269,228	1,965,279
5.500%, 04/25/37	678,600	502,120
6.000%, 04/25/37	109,193	72,281
6.000%, 05/25/37	2,431,357	1,594,101
American Home Mortgage Assets Trust
1.179%, 12M MTA + 0.920%, 11/25/46 (b)	264,429	117,027
1.199%, 12M MTA + 0.940%, 10/25/46 (b)	411,500	339,388
APS Resecuritization Trust
2.709%, 1M LIBOR + 2.600%, 04/27/47 (144A) (b)	257,203	256,715
2.959%, 1M LIBOR + 2.850%, 09/27/46 (144A) (b)	1,712,059	1,713,489
Ari Investments LLC Zero Coupon, 01/06/25	837,585	831,303
Bear Stearns Asset-Backed Securities Trust
6.250%, 12/25/35 (l)	1,699,530	1,507,221
6.250%, 02/25/36 (l)	2,418,258	2,057,723
BFLD Trust 3.806%, 1M LIBOR + 3.700%, 10/15/35 (144A) (b)	980,000	992,252
BX Commercial Mortgage Trust
1.060%, 1M LIBOR + 0.910%, 02/15/33 (144A) (b)	2,861,000	2,860,999
2.300%, 1M LIBOR + 2.150%, 02/15/33 (144A) (b)	1,754,000	1,753,998
4.400%, 1M LIBOR + 4.250%, 02/15/33 (144A) (b)	1,171,000	1,170,994
Chase Mortgage Finance Trust
6.000%, 12/25/37	7,268,504	4,637,004
CHL Mortgage Pass-Through Trust 1.219%, 12M MTA + 0.960%, 04/25/46 (b)	3,564,107	1,509,784

Collateralized Mortgage Obligations—(Continued)
Credit Suisse Mortgage Capital Certificates 6.500%, 10/27/37 (144A)	2,614,956	1,415,371
CSFB Mortgage-Backed Pass-Through Certificates 1.459%, 1M LIBOR + 1.350%, 11/25/35 (b)	429,776	79,128
Deutsche ALT-A Securities Mortgage Loan Trust 0.279%, 1M LIBOR + 0.170%, 08/25/47 (b)	378,555	442,584
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.628%, 1M LIBOR + 0.500%, 01/27/37 (144A) (b)	16,612	16,001
GreenPoint Mortgage Funding Trust 2.259%, 12M MTA + 2.000%, 03/25/36 (b)	162,036	160,019
GS Mortgage-Backed Securities Corp. 4.487%, 11/25/49 (144A) (b)	255,466	261,797
GSR Mortgage Loan Trust 6.000%, 07/25/37	448,850	386,065
HarborView Mortgage Loan Trust 0.315%, 1M LIBOR + 0.205%, 12/19/36 (b)	2,698,244	2,511,955
IndyMac INDX Mortgage Loan Trust 3.133%, 09/25/37 (b)	728,167	514,497
JPMorgan Alternative Loan Trust
0.529%, 1M LIBOR + 0.420%, 03/25/37 (b)	964,026	951,751
3.424%, 05/25/37 (b)	213,224	197,974
JPMorgan Chase Commercial Mortgage Securities Corp. 4.613%, 07/05/31 (144A) (b)	265,000	278,249
JPMorgan Mortgage Trust 6.500%, 08/25/36	211,846	121,229
Legacy Mortgage Asset Trust 2.734%, 01/25/60 (144A) (l)	791,707	797,438
Life Mortgage Trust 2.456%, 1M LIBOR + 2.350%, 03/15/38 (144A) (b)	1,310,000	1,312,095
MASTR Resecuritization Trust 0.552%, 08/25/37 (144A) (b)	337,827	203,889
MCM Trust Zero Coupon, 10/25/28 (144A)	2,279,438	1,234,345
Merrill Lynch Mortgage Investors Trust 3.005%, 05/25/36 (b)	773,568	678,556
Morgan Stanley Capital I Trust 4.295%, 09/09/32 (144A) (b)	527,000	538,791
Mortgage Loan Resecuritization Trust 0.455%, 1M LIBOR + 0.340%, 04/16/36 (144A) (b)	1,286,128	1,185,954
New Residential Mortgage Loan Trust 4.250%, 12/25/57 (144A) (b)	396,923	421,072
New York Mortgage Trust, Inc. 2.944%, 10/25/60 (144A) (b)	3,140,535	3,152,631
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.634%, 05/25/36 (l)	240,184	76,261
Preston Ridge Partners Mortgage
2.857%, 09/25/25 (144A) (l)	3,953,407	3,981,640
3.104%, 11/25/25 (144A) (l)	3,047,458	3,068,684
Provident Funding Mortgage Trust 4.610%, 1M LIBOR + 4.500%, 02/25/55 (144A) (b)	380,000	380,000
RFMSI Trust 4.652%, 08/25/36 (b)	1,057,087	879,732
Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (m)	800,863	127,446
Zero Coupon, 07/25/56 (144A) (a) (b)	1,079,579	153,246
1.401%, 05/25/57 (b)	163,724	76,981

BHFTII-30

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Seasoned Loans Structured Transaction Trust 4.750%, 09/25/60 (144A) (b)	2,550,000	$2,622,705
Sequoia Mortgage Trust 3.210%, 07/20/37 (b)	263,187	243,179
Structured Adjustable Rate Mortgage Loan Trust
3.304%, 04/25/36 (b)	254,705	200,492
3.725%, 04/25/47 (b)	720,976	476,120
Structured Asset Mortgage Investments Trust
0.489%, 1M LIBOR + 0.190%, 06/25/36 (b)	945,331	887,334
0.529%, 1M LIBOR + 0.420%, 05/25/46 (b)	208,215	185,679
0.569%, 1M LIBOR + 0.460%, 02/25/36 (b)	1,403,395	1,273,126
TVC Mortgage Trust 3.474%, 09/25/24 (144A)	390,000	392,696
Verus Securitization Trust 2.601%, 05/25/65 (144A) (b)	391,000	392,122
VISIO Trust 3.910%, 11/25/54 (144A) (b)	169,000	167,468
Voyager OPTONE Delaware Trust 6.721%, 02/25/38 (144A) (a) (b)	3,334,348	1,012,391
WaMu Mortgage Pass-Through Certificates Trust 1.009%, 12M MTA + 0.750%, 06/25/47 (b)	537,960	511,351

		68,757,176

Commercial Mortgage-Backed Securities—3.2%
1211 Avenue of the Americas Trust 4.142%, 08/10/35 (144A) (b)	230,000	233,545
ACEN Mortgage Trust 3.206%, 1M LIBOR + 3.100%, 04/15/34 (144A) (b)	453,000	453,136
AOA Mortgage Trust 3.010%, 12/13/29 (144A) (b)	460,000	459,705
Arbor Multifamily Mortgage Securities Trust 1.750%, 05/15/53 (144A)	126,000	103,142
Ashford Hospitality Trust, Inc. 2.206%, 1M LIBOR + 2.100%, 04/15/35 (144A) (b)	138,000	135,419
Atrium Hotel Portfolio Trust
2.056%, 1M LIBOR + 1.950%, 12/15/36 (144A) (b)	1,540,000	1,470,454
3.156%, 1M LIBOR + 3.050%, 12/15/36 (144A) (b)	178,038	168,497
BAMLL Commercial Mortgage Securities Trust
1.506%, 1M LIBOR + 1.400%, 11/15/33 (144A) (b)	510,000	495,638
1.606%, 1M LIBOR + 1.500%, 11/15/32 (144A) (b)	300,000	259,059
2.106%, 1M LIBOR + 2.000%, 11/15/32 (144A) (b)	630,000	520,701
3.596%, 04/14/33 (144A) (b)	250,000	256,367
Banc of America Commercial Mortgage Trust
0.627%, 02/15/50 (a) (b)	4,070,000	136,412
1.284%, 02/15/50 (144A) (a) (b)	2,000,000	123,280
BANK
0.362%, 09/15/62 (a) (b)	8,619,000	246,460
0.837%, 09/15/62 (a) (b)	2,533,803	148,914
2.643%, 04/15/54	320,000	325,910
Barclays Commercial Mortgage Trust
0.828%, 1M LIBOR + 0.722%, 03/15/37 (144A) (b)	280,000	277,197
1.344%, 05/15/52 (a) (b)	2,370,801	213,179
2.266%, 1M LIBOR + 2.160%, 11/15/34 (144A) (b)	237,000	233,538
Bayview Commercial Asset Trust
0.359%, 1M LIBOR + 0.250%, 10/25/36 (144A) (b)	146,244	139,307

Commercial Mortgage-Backed Securities—(Continued)
Bayview Commercial Asset Trust
0.409%, 1M LIBOR + 0.300%, 10/25/36 (144A) (b)	148,810	142,038
0.559%, 1M LIBOR + 0.450%, 01/25/36 (144A) (b)	92,382	87,623
0.649%, 1M LIBOR + 0.540%, 04/25/36 (144A) (b)	104,530	98,953
0.784%, 1M LIBOR + 0.675%, 01/25/36 (144A) (b)	68,773	65,914
1.609%, 1M LIBOR + 1.500%, 12/25/37 (144A) (b)	720,000	702,591
BB-UBS Trust
0.596%, 11/05/36 (144A) (a) (b)	85,480,000	1,738,877
4.026%, 11/05/36 (144A) (b)	330,000	270,687
Bear Stearns Commercial Mortgage Securities Trust 5.432%, 01/12/45 (b)	207,658	206,706
Benchmark Mortgage Trust
1.043%, 03/15/52 (a) (b)	3,594,665	243,791
1.131%, 08/15/57 (a) (b)	12,681,248	924,317
1.280%, 02/15/54 (a) (b)	5,138,287	494,877
1.459%, 12/17/53 (a) (b)	1,239,612	133,910
1.627%, 10/15/53 (a) (b)	3,964,789	429,184
3.294%, 12/15/62 (144A) (b)	302,000	290,503
BHMS Mortgage Trust 1.356%, 1M LIBOR + 1.250%, 07/15/35 (144A) (b)	260,000	259,839
BWAY Mortgage Trust
3.446%, 03/10/33 (144A)	1,495,000	1,567,852
3.454%, 03/10/33 (144A)	1,847,304	1,978,144
3.633%, 03/10/33 (144A)	600,000	626,548
BX 2021-MFM1
2.356%, 1M LIBOR + 2.250%, 01/15/34 (144A) (b)	280,000	279,664
3.106%, 1M LIBOR + 3.000%, 01/15/34 (144A) (b)	430,000	429,741
BX Commercial Mortgage Trust
2.057%, 1M LIBOR + 1.951%, 03/15/37 (144A) (b)	200,000	199,998
2.106%, 1M LIBOR + 2.000%, 12/15/36 (144A) (b)	3,308,294	3,304,315
2.156%, 1M LIBOR + 2.050%, 11/15/35 (144A) (b)	399,000	398,750
2.406%, 1M LIBOR + 2.300%, 10/15/36 (144A) (b)	4,363,972	4,360,985
2.577%, 1M LIBOR + 2.471%, 03/15/37 (144A) (b)	460,000	459,461
2.606%, 1M LIBOR + 2.500%, 12/15/36 (144A) (b)	189,616	189,388
2.756%, 1M LIBOR + 2.650%, 10/15/36 (144A) (b)	4,206,907	4,204,272
2.843%, 03/09/44 (144A)	910,000	923,235
3.106%, 1M LIBOR + 3.000%, 11/15/35 (144A) (b)	3,101,000	3,101,947
3.706%, 1M LIBOR + 3.600%, 11/15/32 (144A) (b)	1,280,000	1,283,606
BX Trust
2.506%, 1M LIBOR + 2.400%, 02/15/36 (144A) (b)	1,920,000	1,918,968
3.106%, 1M LIBOR + 3.000%, 02/15/36 (144A) (b)	2,520,000	2,523,081
3.202%, 12/09/41 (144A)	168,000	175,543
4.075%, 12/09/41 (144A) (b)	4,260,000	4,313,594
BXP Trust
3.552%, 08/13/37 (144A) (b)	760,000	774,817
CD Commercial Mortgage Trust
3.631%, 02/10/50	350,000	384,128
3.956%, 08/15/50 (b)	363,000	389,026
5.648%, 10/15/48	172,097	176,635
CFCRE Commercial Mortgage Trust
0.713%, 05/10/58 (a) (b)	2,370,000	82,508
4.690%, 02/15/33 (144A)	220,000	228,771
CFK Trust 4.637%, 01/15/39 (144A) (b)	728,000	788,079
CHC Commercial Mortgage Trust 1.606%, 1M LIBOR + 1.500%, 06/15/34 (144A) (b)	1,690,704	1,669,514

BHFTII-31

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Citigroup Commercial Mortgage Trust
0.801%, 11/10/42 (144A) (a) (b)	7,730,000	$514,142
3.102%, 12/15/72	220,000	232,788
4.731%, 05/10/36 (144A) (b)	1,107,000	1,138,866
4.887%, 04/15/49 (b)	10,000	10,426
Cold Storage Trust 2.872%, 1M LIBOR + 2.766%, 11/15/37 (144A) (b)	1,582,615	1,585,153
Commercial Mortgage Pass-Through Certificates Mortgage Trust
0.060%, 02/10/35 (144A) (a) (b)	60,958,000	220,058
1.014%, 03/10/46 (a) (b)	19,721,836	203,099
3.179%, 10/10/36 (144A) (b)	270,000	259,701
3.550%, 07/15/47	523,212	559,701
4.335%, 07/10/48 (b)	1,600,000	1,634,828
4.741%, 02/10/47 (b)	635,000	685,175
Credit Suisse Mortgage Capital Certificates Trust
1.056%, 1M LIBOR + 0.950%, 12/15/30 (144A) (b)	280,000	278,086
3.778%, 11/10/32 (144A) (b)	301,000	316,711
4.968%, 1M LIBOR + 4.862%, 10/15/37 (144A) (b)	750,000	762,032
CSAIL Commercial Mortgage Trust
0.134%, 11/15/50 (a) (b)	3,940,000	56,774
0.559%, 09/15/52 (a) (b)	4,150,000	162,275
1.365%, 09/15/52 (a) (b)	5,895,184	513,314
1.564%, 06/15/52 (a) (b)	7,155,436	714,978
2.500%, 09/15/52 (144A)	350,000	294,120
3.000%, 03/15/52 (144A)	92,808	78,311
3.504%, 06/15/57	320,000	345,478
3.934%, 09/15/52	692,000	711,494
4.237%, 06/15/52 (b)	130,000	131,112
DBJPM Mortgage Trust
1.000%, 06/10/50 (a) (b)	2,060,000	102,320
3.276%, 05/10/49	240,000	258,051
DBUBS Mortgage Trust
3.452%, 10/10/34 (144A)	850,000	906,117
3.530%, 10/10/34 (144A) (b)	1,370,000	1,395,692
Exantas Capital Corp., Ltd. 1.608%, 1M LIBOR + 1.500%, 04/15/36 (144A) (b)	940,000	938,500
GCT Commercial Mortgage Trust
0.906%, 1M LIBOR + 0.800%, 02/15/38 (144A) (b)	310,000	310,058
2.456%, 1M LIBOR + 2.350%, 02/15/38 (144A) (b)	100,000	100,113
GPMT, Ltd. 1.010%, 1M LIBOR + 0.900%, 11/21/35 (144A) (b)	109,985	109,701
GS Mortgage Securities Corp. II
3.458%, 12/10/30 (144A) (b)	250,000	227,279
5.366%, 05/03/32 (144A)	840,000	967,155
GS Mortgage Securities Corp. Trust
1.006%, 1M LIBOR + 0.900%, 06/15/36 (144A) (b)	750,000	749,045
1.306%, 1M LIBOR + 1.200%, 06/15/38 (144A) (b)	332,000	332,348
1.741%, 12/12/53 (144A) (a) (b)	6,307,000	803,189
1.981%, 1M LIBOR + 1.875%, 06/15/36 (144A) (b)	407,000	386,505
2.606%, 1M LIBOR + 2.500%, 11/15/37 (144A) (b)	160,000	160,769
2.856%, 05/10/34 (144A)	710,000	706,731
GS Mortgage Securities Trust
3.000%, 08/10/50 (144A)	240,000	212,913
3.805%, 10/10/35 (144A) (b)	340,000	336,868
3.805%, 11/10/52 (b)	110,000	112,754
4.423%, 07/10/48 (b)	110,000	117,122

Commercial Mortgage-Backed Securities—(Continued)
GS Mortgage Securities Trust
4.529%, 04/10/47 (b)	50,000	50,857
GSCG Trust 3.985%, 09/06/34 (144A) (b)	620,000	593,496
HMH Trust 3.062%, 07/05/31 (144A)	1,210,000	1,205,933
Hudson Yards Mortgage Trust
2.943%, 12/10/41 (144A) (b)	930,000	864,934
3.443%, 07/10/39 (144A) (b)	511,000	509,311
IMT Trust
3.478%, 06/15/34 (144A)	540,000	572,250
3.497%, 06/15/34 (144A) (b)	570,000	587,833
JPMBB Commercial Mortgage Securities Trust
0.653%, 05/15/48 (a) (b)	784,401	18,049
0.829%, 09/15/47 (a) (b)	1,354,231	32,117
4.112%, 12/15/48 (144A) (b)	300,000	290,822
JPMCC Commercial Mortgage Securities Trust
3.490%, 07/15/50	320,000	348,076
4.620%, 03/15/50 (144A) (b)	530,000	517,794
JPMDB Commercial Mortgage Securities Trust 0.750%, 12/15/49 (144A) (a) (b)	2,067,000	71,904
JPMorgan Chase Commercial Mortgage Securities Trust
0.512%, 04/15/46 (a) (b)	4,900,000	50,788
0.750%, 08/15/49 (144A) (a) (b)	5,300,000	180,237
1.408%, 1M LIBOR + 1.300%, 06/15/45 (144A) (b)	102,316	102,454
2.266%, 1M LIBOR + 2.160%, 07/15/36 (144A) (b)	570,000	563,028
2.356%, 1M LIBOR + 2.250%, 12/15/36 (144A) (b)	405,000	389,619
2.854%, 09/06/38 (144A) (b)	238,000	251,853
2.876%, 1M LIBOR + 2.770%, 10/15/33 (144A) (b)	180,000	180,617
3.106%, 1M LIBOR + 3.000%, 07/15/36 (144A) (b)	774,000	759,851
3.750%, 06/13/52	232,000	233,539
3.783%, 06/05/39 (144A) (b)	336,000	331,181
4.050%, 09/15/50	110,000	118,415
4.231%, 01/15/49 (b)	970,000	881,152
KKR Industrial Portfolio Trust 2021-KDIP 2.156%, 1M LIBOR + 2.050%, 12/15/37 (144A) (b)	560,000	560,250
KNDL Mortgage Trust 1.906%, 1M LIBOR + 1.800%, 05/15/36 (144A) (b)	2,728,000	2,724,556
LB-UBS Commercial Mortgage Trust 1.041%, 12/15/52 (a) (b)	7,314,844	480,609
LCCM 2014-909 Mortgage Trust 3.898%, 05/15/31 (144A) (b)	430,000	429,519
LCCM Mortgage Trust 3.898%, 05/15/31 (144A) (b)	770,000	768,827
Lehman Brothers Small Balance Commercial Mortgage Trust 0.359%, 1M LIBOR + 0.250%, 03/25/37 (144A) (b)	246,464	238,697
LSTAR Commercial Mortgage Trust
0.985%, 03/10/50 (144A) (a) (b)	807,410	23,674
3.173%, 04/20/48 (144A) (b)	376,259	379,922
MFT Trust
3.477%, 02/10/42 (144A) (b)	2,265,000	2,141,544
Morgan Stanley Bank of America Merrill Lynch Trust
1.208%, 12/15/47 (144A) (a) (b)	1,810,000	73,599
3.060%, 10/15/48 (144A)	85,000	81,533
4.525%, 10/15/48 (b)	170,000	181,430
4.558%, 05/15/50 (b)	300,000	305,914

BHFTII-32

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital Trust
1.026%, 03/15/52 (a) (b)	2,383,849	$161,175
2.197%, 06/15/50 (144A) (a) (b)	1,190,000	132,019
2.546%, 06/15/50 (144A)	1,510,000	1,226,309
2.656%, 1M LIBOR + 2.550%, 07/15/35 (144A) (b)	120,000	118,504
2.706%, 1M LIBOR + 2.600%, 11/15/34 (144A) (b)	1,977,000	1,974,627
3.744%, 1M LIBOR + 2.244%, 12/15/36 (144A) (b)	220,000	220,540
4.032%, 05/15/48 (144A) (b)	110,000	96,723
4.032%, 05/15/48 (b)	150,000	143,483
4.071%, 03/15/52	403,000	451,108
4.177%, 07/15/51	38,000	42,525
Natixis Commercial Mortgage Securities Trust
1.056%, 1M LIBOR + 0.950%, 06/15/35 (144A) (b)	223,185	220,430
2.950%, 1M LIBOR + 2.550%, 08/18/25 (144A) (b)	4,025,000	4,035,648
4.404%, 06/17/38 (144A)	265,000	283,699
Olympic Tower Mortgage Trust
0.379%, 05/10/39 (144A) (a) (b)	13,300,000	302,522
3.945%, 05/10/39 (144A) (b)	1,049,000	924,432
One Market Plaza Trust
Zero Coupon, 02/10/32 (144A) † (a) (b)	4,222,000	4
0.090%, 02/10/32 (144A) (a) (b)	21,110,000	28,710
One New York Plaza Trust 2.856%, 1M LIBOR + 2.750%, 01/15/26 (144A) (b)	160,000	161,600
Park Avenue Mortgage Trust
1.643%, 1M LIBOR + 1.537%, 09/15/34 (144A) (b)	500,000	499,392
2.225%, 1M LIBOR + 2.119%, 09/15/34 (144A) (b)	1,750,000	1,728,030
Park Avenue Trust
0.149%, 06/05/37 (144A) (a) (b)	5,000,000	52,348
3.657%, 06/05/37 (144A) (b)	207,000	198,075
PFP, Ltd.
1.076%, 1M LIBOR + 0.970%, 04/14/36 (144A) (b)	191,591	191,532
1.526%, 1M LIBOR + 1.420%, 04/14/36 (144A) (b)	230,000	229,723
UBS Commercial Mortgage Trust 1.485%, 10/15/52 (a) (b)	6,976,696	681,683
Velocity Commercial Capital Loan Trust
2.980%, 02/25/50 (144A) (b)	198,868	200,713
4.240%, 11/25/47 (144A) (b)	148,880	147,469
4.450%, 05/25/47 (144A) (b)	150,000	152,330
4.458%, 10/25/46 (b)	45,695	45,682
5.000%, 11/25/47 (144A) (b)	87,505	85,960
5.350%, 05/25/47 (144A) (b)	150,000	154,685
5.498%, 10/25/46 (b)	140,000	141,099
7.226%, 10/25/46 (b)	160,000	162,910
Wells Fargo Commercial Mortgage Trust
0.956%, 1M LIBOR + 0.850%, 12/13/31 (144A) (b)	490,000	481,901
1.039%, 12/15/48 (a) (b)	966,108	38,892
1.258%, 08/15/49 (144A) (a) (b)	1,430,000	79,951
1.417%, 05/15/52 (a) (b)	5,379,661	469,102
2.196%, 1M LIBOR + 2.090%, 02/15/37 (144A) (b)	300,000	281,989
2.600%, 11/15/50 (144A) (b)	305,000	241,313
2.846%, 1M LIBOR + 2.740%, 02/15/37 (144A) (b)	260,000	237,888
3.241%, 12/15/48 (144A)	283,000	233,737
3.561%, 08/15/52	92,000	93,286
3.749%, 06/15/36 (144A) (b)	270,000	294,612
4.348%, 09/15/50 (144A) (b)	150,000	129,031
4.904%, 01/15/52 (b)	622,000	710,694

Commercial Mortgage-Backed Securities—(Continued)
WF-RBS Commercial Mortgage Trust 3.761%, 09/15/57 (b)	1,540,000	1,603,350

		108,051,711

Total Mortgage-Backed Securities (Cost $184,123,762)		176,808,887

Foreign Government—2.4%

Sovereign—2.4%
Argentine Republic Government International Bond 0.125%, 07/09/35 (l)	2,744,000	819,111
Bahrain Government International Bond 6.000%, 09/19/44	683,000	636,898
Brazilian Government International Bond 3.875%, 06/12/30	5,478,000	5,314,263
Colombia Government International Bonds
3.125%, 04/15/31	5,474,000	5,361,017
3.875%, 04/25/27	3,520,000	3,767,562
4.500%, 03/15/29	2,000,000	2,181,520
5.200%, 05/15/49	2,124,000	2,333,830
Dominican Republic International Bonds
4.500%, 01/30/30	4,420,000	4,464,200
4.875%, 09/23/32 (144A)	3,340,000	3,406,800
Ecuador Government International Bond
0.500%, 07/31/35 (l)	229,000	104,195
Egypt Government International Bonds
6.375%, 04/11/31 (144A) (EUR)	433,000	519,945
7.625%, 05/29/32	422,000	431,579
7.903%, 02/21/48	397,000	373,252
8.875%, 05/29/50 (144A)	838,000	854,529
Ghana Government International Bonds
8.625%, 04/07/34	479,000	471,216
8.875%, 05/07/42	481,000	461,880
Hungary Government International Bond 5.375%, 03/25/24	2,054,000	2,326,089
Indonesia Government International Bonds
2.850%, 02/14/30	1,600,000	1,628,837
4.100%, 04/24/28	1,895,000	2,096,911
Indonesia Treasury Bonds
6.500%, 02/15/31 (IDR)	16,939,000,000	1,142,056
7.375%, 05/15/48 (IDR)	9,860,000,000	674,220
7.500%, 06/15/35 (IDR)	14,829,000,000	1,040,868
Mexico Government International Bonds
2.659%, 05/24/31 (f)	13,036,000	12,293,991
4.500%, 01/31/50	4,592,000	4,652,752
Panama Government International Bonds
2.252%, 09/29/32	1,034,000	982,827
3.160%, 01/23/30	517,000	537,825
3.875%, 03/17/28	4,307,000	4,705,311
Peruvian Government International Bond 4.125%, 08/25/27	2,856,000	3,189,581
Philippine Government International Bond 3.000%, 02/01/28	5,114,000	5,412,757

BHFTII-33

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Romanian Government International Bond 3.000%, 02/14/31 (144A)	870,000	$869,090
Russian Federal Bond - OFZ
7.650%, 04/10/30 (RUB)	126,444,000	1,753,426
8.500%, 09/17/31 (RUB)	21,445,000	315,761
7.750%, 09/16/26 (RUB)	192,584,000	2,673,660
Ukraine Government International Bonds
7.253%, 03/15/33	638,000	634,682
7.375%, 09/25/32	463,000	465,343
9.750%, 11/01/28	1,820,000	2,118,950
Uruguay Government International Bonds
4.375%, 10/27/27	1,950,000	2,212,529
5.100%, 06/18/50	610,000	755,705

Total Foreign Government (Cost $85,857,706)		83,984,968

Floating Rate Loans (n)—1.3%

Advertising—0.0%
Lamar Media Corp. Term Loan B, 1.604%, 1M LIBOR + 1.500%, 02/05/27	104,734	104,341
The Enterprise Development Authority Term Loan B, 02/18/28 (o)	602,000	604,634

		708,975

Airlines—0.1%
Allegiant Travel Co. Term Loan, 3.198%, 3M LIBOR + 3.000%, 02/05/24	1,151,809	1,145,331
Kestrel Bidco, Inc. Term Loan B, 4.000%, 6M LIBOR + 3.000%, 12/11/26	3,301,213	3,206,989

		4,352,320

Beverages—0.0%
City Brewing Co. LLC Term Loan B, 03/31/28 (o)	351,000	351,000
Triton Water Holdings, Inc Term Loan, 03/31/28 (o)	377,000	376,158

		727,158

Building Materials—0.0%
Jeld-Wen, Inc. 1st Lien Term Loan, 2.109%, 1M LIBOR + 2.000%, 12/14/24	631,576	629,602
MI Windows and Doors, LLC Term Loan, 4.500%, 1M LIBOR + 3.750%, 12/18/27	531,668	533,994

		1,163,596

Commercial Services—0.2%
Caliber Home Loans, Inc. Revolver, 3.115%, 04/24/21 (p)	5,350,000	5,333,950
Interface Security Systems LLC Term Loan, 3.000%, 3M LIBOR + 8.750%, 08/07/23 (i) (j)	1,213,875	1,218,488

Commercial Services—(Continued)
Signal Parent, Inc Term Loan B, 03/25/28 (o)	560,000	557,200

		7,109,638

Computers—0.0%
Everi Payments, Inc.
Term Loan, 11.500%, 1M LIBOR + 10.500%, 05/09/24	138,950	146,592
Term Loan B, 3.500%, 1M LIBOR + 2.750%, 05/09/24	164,423	163,640

		310,232

Distribution/Wholesale—0.0%
KAR Auction Services, Inc. Term Loan B6, 2.375%, 1M LIBOR + 2.250%, 09/19/26	233,564	229,574

Diversified Financial Services—0.1%
RNTR Seer Financing Term Loan, 2.481%, 1M LIBOR + 2.375%, 12/20/21	1,697,797	1,693,552

Electric—0.0%
Pacific Gas & Electric Co. Term Loan B, 3.500%, 3M LIBOR + 3.000%, 06/23/25	1,366,673	1,367,527

Energy-Alternate Sources—0.0%
Granite Acquisition, Inc. Term Loan B, 03/31/28 (o)	132,000	131,642

Entertainment—0.2%
18 Fremont Street Acquisition LLC Term Loan B, 9.500%, 3M LIBOR + 8.000%, 08/09/25	2,807,182	2,842,272
ECL Entertainment, LLC Term Loan, 03/31/28 (o)	860,000	851,400
Herschend Entertainment Co. LLC Term Loan B, 6.750%, 3M LIBOR + 5.750%, 08/25/25	926,345	947,188
Stars Group Holdings B.V. (The) Incremental Term Loan, 3.693%, 3M LIBOR + 3.500%, 07/10/25	571,918	573,705

		5,214,565

Food—0.0%
Shearer’s Foods, Inc. Term Loan, 4.250%, 3M LIBOR + 3.500%, 09/23/27	166,166	166,183

Healthcare-Services—0.0%
Select Medical Corp. Term Loan B, 2.360%, 1M LIBOR + 2.250%, 03/06/25	242,054	241,146

Internet—0.0%
Cablevision Lightpath LLC Term Loan B, 3.750%, 1M LIBOR + 3.250%, 11/30/27	205,485	205,463

Lodging—0.2%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan B, 6.750%, 1M LIBOR + 6.000%, 02/24/26	341,145	344,557
Term Loan B, 3.859%, 1M LIBOR + 3.750%, 02/02/26	835,935	811,379

BHFTII-34

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (n)—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
Caesars Resort Collection LLC Term Loan B1, 4.609%, 1M LIBOR + 4.500%, 07/21/25	389,045	$390,285
Golden Nugget, Inc. Incremental Term Loan B, 3.250%, 2M LIBOR + 2.500%, 10/04/23	1,366,451	1,348,004
Spectacle Gary Holdings LLC
Delayed Draw Term Loan, 11.000%, 3M LIBOR + 9.000%, 12/23/25	217,095	236,995
Term Loan B, 11.000%, 3M LIBOR + 9.000%, 12/23/25	2,995,905	3,270,531

		6,401,751

Machinery-Diversified—0.0%
Douglas Dynamics Holdings, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 06/08/26	186,754	186,287

Media—0.0%
CSC Holdings LLC Term Loan B5, 2.606%, 1M LIBOR + 2.500%, 04/15/27	974,141	964,661

Metal Fabricate/Hardware—0.0%
Advanced Drainage Systems, Inc. Term Loan B, 2.375%, 1M LIBOR + 2.250%, 07/31/26	164,523	164,935
Zekelman Industries, Inc. Term Loan, 2.110%, 1M LIBOR + 2.000%, 01/24/27	268,905	265,935

		430,870

Pharmaceuticals—0.1%
Grifols Worldwide Operations USA, Inc. Term Loan B, 2.081%, 1W LIBOR + 2.000%, 11/15/27	1,536,794	1,521,601

Pipelines—0.1%
Buckeye Partners L.P. Term Loan B, 2.359%, 3M LIBOR + 2.250%, 11/01/26	2,497,817	2,487,584

Real Estate Investment Trusts—0.0%
VICI Properties 1 LLC Term Loan B, 1.861%, 1M LIBOR + 1.750%, 12/20/24	1,487,000	1,471,821

Retail—0.1%
Foundation Building Materials Holding Co. LLC
Delayed Draw Term Loan, 3.750%, 1M LIBOR + 3.250%, 02/03/28	62,677	62,187
Term Loan, 3.750%, 1M LIBOR + 3.250%, 02/03/28	108,379	107,532
LBM Acquisition LLC
2nd Lien Term Loan, 12/17/27 (o)	57,102	56,923
Term Loan B, 4.500%, 3M LIBOR + 3.750%, 12/17/27	256,957	256,154
Park River Holdings, Inc. Term Loan, 4.000%, 3M LIBOR + 3.250%, 12/28/27	202,000	201,225
White Cap Buyer LLC Term Loan B, 4.500%, 6M LIBOR + 4.000%, 10/19/27	1,386,525	1,385,563
WOOF Holdings, Inc. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.750%, 12/21/27	319,000	318,202

		2,387,786

Software—0.0%
Athenahealth, Inc. Term Loan B1, 4.453%, 3M LIBOR + 4.250%, 02/11/26	139,000	139,521
Playtika Holding Corp. Term Loan, 03/15/29 (o)	1,076,000	1,071,197

		1,210,718

Telecommunications—0.1%
Connect Finco Sarl Term Loan B, 3.609%, 1M LIBOR + 3.500%, 12/11/26	1,462,287	1,458,631
Intelsat Jackson Holdings S.A.
Term Loan, 6.500%, 3M LIBOR + 5.500%, 07/13/22	322,905	328,253
Term Loan B4, 8.750%, PRIME + 5.500%, 01/02/24	342,231	349,325

		2,136,209

Transportation—0.1%
Genesee & Wyoming, Inc. Term Loan, 2.203%, 3M LIBOR + 2.000%, 12/30/26	908,820	907,053
XPO Logistics, Inc. Term Loan B, 1.859%, 1M LIBOR + 1.750%, 02/24/25	1,462,420	1,454,804

		2,361,857

Total Floating Rate Loans (Cost $44,801,563)		45,182,716

Municipals—0.7%
American Municipal Power, Inc., Build America Bond 8.084%, 02/15/50	510,000	877,044
Bay Area Toll Bridge Authority, Build America Bond 7.043%, 04/01/50	1,215,000	1,999,226
Los Angeles, CA Community College District, Build America Bond 6.600%, 08/01/42	785,000	1,230,890
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	2,020,000	2,853,293
Massachusetts Housing Finance Agency 4.500%, 12/01/48	330,000	351,028
Metropolitan Transportation Authority, Build America Bonds
6.668%, 11/15/39	170,000	232,195
6.814%, 11/15/40	330,000	454,835
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	471,000	673,765
New Jersey State Turnpike Authority, Build America Bond
7.414%, 01/01/40	492,000	773,002
New York City Water & Sewer System 5.882%, 06/15/44	270,000	391,498
New York State Dormitory Authority, Build America Bond 5.389%, 03/15/40	355,000	456,293
Port Authority of New York & New Jersey 4.960%, 08/01/46	1,350,000	1,738,714
San Antonio, TX Electric & Gas Systems Revenue, Build America Bond 5.808%, 02/01/41	875,000	1,220,644
State of California 4.600%, 04/01/38	3,765,000	4,348,325

BHFTII-35

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Municipals—(Continued)

Security Description	Shares/ Principal Amount*	Value
State of California General Obligation Unlimited, Build America Bond 7.550%, 04/01/39	780,000	$1,260,050
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	3,010,000	3,388,848
State of Texas 5.517%, 04/01/39	820,000	1,145,465
University of California 4.858%, 05/15/2112	239,000	302,146

Total Municipals (Cost $21,800,294)		23,697,261

Common Stocks—0.5%

Equity Real Estate Investment Trusts—0.2%
DiamondRock Hospitality Co.	95,444	983,073
Park Hotels & Resorts, Inc.	45,010	971,316
Service Properties Trust	97,042	1,150,918
Sunstone Hotel Investors, Inc.	65,729	818,983
Xenia Hotels & Resorts, Inc.	52,617	1,026,032

		4,950,322

Health Care Providers & Services—0.0%
HCA Healthcare, Inc.	5,002	942,077

Hotels, Restaurants & Leisure—0.1%
Caesars Entertainment, Inc. (q)	53,400	4,669,830

Household Durables—0.0%
Beazer Homes USA, Inc. (q)	10,319	215,873
Taylor Morrison Home Corp. (q)	37,132	1,144,037

		1,359,910

Media—0.0%
Altice USA, Inc. - Class A (q)	13,273	431,771

Oil, Gas & Consumable Fuels—0.1%
California Resources Corp. (q)	52,027	1,251,770
California Resources Corp. (j) (q)	10,619	251,234
Chesapeake Energy Corp. † (j) (q)	1,107	44,030
Diamondback Energy, Inc.	1,426	104,797
Green Plains, Inc. (f) (q)	37,956	1,027,469

		2,679,300

Real Estate Management & Development—0.0%
Forestar Group, Inc. (q)	24,203	563,446

Special Purpose Acquisition Companies—0.1%
ArcLight Clean Transition Corp. (q)	21,772	217,720
Climate Real Impact Solutions II Acquisition Corp. (q)	9,082	90,820
DMY Technology Group, Inc. II - Class A (f) (q)	8,578	126,182
Jaws Mustang Acquisition Corp. (q)	59,052	599,378
Northern Genesis Acquisition Corp. (q)	9,015	92,314
Pivotal Investment Corp. (q)	26,099	260,990

Special Purpose Acquisition Companies—(Continued)
Queen’s Gambit Growth Capital (q)	35,251	354,977
Reinvent Technology Partners (q)	32,867	329,985
Science Strategic Acquisition Corp. (q)	27,544	273,787
Thimble Point Acquisition Corp. (q)	32,244	322,440
Tishman Speyer Innovation Corp. (q)	16,712	167,454

		2,836,047

Total Common Stocks (Cost $14,981,208)		18,432,703

Convertible Bonds—0.0%

Airlines—0.0%
GOL Equity Finance S.A. 3.750%, 07/15/24 (144A)	100,000	82,336

Oil & Gas—0.0%
SM Energy Co. 1.500%, 07/01/21	906,000	897,038

Total Convertible Bonds (Cost $953,264)		979,374

Warrants—0.0%

Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp. (q)	1,473	24,746
SM Energy Co. (q)	10,062	164,614

		189,360

Special Purpose Acquisition Companies—0.0%
Climate Change Crisis Real Impact I Acquisition Corp. - Class A (q)	19,550	63,733
Decarbonization Plus Acquisition Corp. (q)	32,814	61,362
DMY Technology Group, Inc. II - Class A (q)	53,873	226,590
Dragoneer Growth Opportunities Corp. (q)	9,200	14,628
Jaws Acquisition Corp - Class A (q)	16,350	51,993
Tortoise Acquisition Corp. (q)	20,140	65,858
TPG Pace Beneficial Finance Corp. - Class A (q)	8,740	65,288

		549,452

Total Warrants (Cost $1,024,859)		738,812

Escrow Shares—0.0%

Savings & Loans—0.0%
Washington Mutual Bank (i) (j)	5,027,000	1
Washington Mutual Bank (i) (j)	1,310,000	0
Washington Mutual Bank (i) (j)	2,440,000	0

Total Escrow Shares (Cost $0)		1

BHFTII-36

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Short-Term Investment—7.3%

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreement—7.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $249,092,068; collateralized by U.S. Treasury Notes with rates ranging from 0.500% - 1.625%, maturity dates ranging from 02/15/26 - 03/31/26, and an aggregate market value of $254,073,974.	249,092,068	$249,092,068

Total Short-Term Investments (Cost $249,092,068)		249,092,068

Securities Lending Reinvestments (r)—0.7%

Repurchase Agreements—0.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $332,640; collateralized by U.S. Treasury Obligations at 0.125%, maturing 04/15/25, and an aggregate market value of $339,293.	332,640	332,640
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $5,311,770; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $5,418,006.	5,311,770	5,311,770
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $1,000,006; collateralized by various Common Stock with an aggregate market value of $1,111,130.	1,000,000	1,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $1,500,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,659,061.	1,500,000	1,500,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $1,300,059; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,437,853.	1,300,000	1,300,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $1,100,053; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $1,220,673.	1,100,000	1,100,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $4,000,000; collateralized by U.S. Treasury Obligations at 1.500%, maturing 09/30/21, and an aggregate market value of $4,080,000.	4,000,000	4,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $2,600,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $2,885,784	2,600,000	2,600,000

		17,144,410

Mutual Funds—0.2%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (s)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (s)	1,000,000	1,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (s)	5,000,000	5,000,000

		7,000,000

Total Securities Lending Reinvestments (Cost $24,144,410)		24,144,410

Total Purchased Options—0.7% (t) (Cost $5,978,926)		23,221,572
Total Investments—115.4% (Cost $3,924,621,480)		3,952,577,345
Unfunded Loan Commitments—(0.1)% (Cost $(2,665,273))		(2,665,273)
Net Investments—115.4% (Cost $3,921,956,207)		3,949,912,072
Other assets and liabilities (net)—(15.3)%		(525,838,660)

Net Assets—100.0%		$3,424,073,412

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2021, the market value of restricted securities was $1,458,169, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Interest only security.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2021, the market value of securities pledged was $3,587,476.
(e)	Principal amount of security is adjusted for inflation.

BHFTII-37

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

(f)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $42,580,298 and the collateral received consisted of cash in the amount of $24,144,410 and non-cash collateral with a value of $20,294,466. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Perpetual bond with no specified maturity date.
(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(j)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent less than 0.05% of net assets.
(k)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(l)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(m)	Principal only security.
(n)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(o)	This loan will settle after March 31, 2021, at which time the interest rate will be determined.
(p)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(q)	Non-income producing security.
(r)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(s)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(t)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $785,452,505, which is 22.9% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Chesapeake Energy Corp.	02/09/21	1,107	$10,483	$44,030
Knollwood CDO, Ltd., 3.434%, 01/10/39	02/10/04	1,006,501	1,006,501	101
Litigation Fee Residual Funding LLC, 4.000%, 10/30/27	04/24/15	992,983	992,983	992,983
One Market Plaza Trust, Zero Coupon, 02/10/32	06/28/17	4,222,000	—	4
Stoneway Capital Corp., 10.000%, 03/01/27	02/10/17-03/21/18	1,137,974	1,192,217	421,051

				$1,458,169

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Ginnie Mae II 30 Yr. Pool	4.500%	TBA	(4,630,000)	$(4,993,318)	$(5,007,634)
Uniform Mortgage-Backed Securities 15 Yr. Pool	3.500%	TBA	(11,989,000)	(12,779,570)	(12,783,543)
Uniform Mortgage-Backed Securities 30 Yr. Pool	3.000%	TBA	(338,772)	(346,695)	(352,865)
Uniform Mortgage-Backed Securities 30 Yr. Pool	4.500%	TBA	(414,000)	(450,772)	(450,678)
Uniform Mortgage-Backed Securities 30 Yr. Pool	5.000%	TBA	(1,795,000)	(1,987,682)	(1,988,558)

Totals				$(20,558,037)	$(20,583,278)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	2,025,445	BNP	04/05/21	USD	363,000	$(3,154)
BRL	1,889,856	CBNA	04/05/21	USD	331,711	4,046
BRL	1,920,298	CBNA	04/05/21	USD	337,054	4,111
BRL	1,920,298	CBNA	04/05/21	USD	337,054	4,111
BRL	2,881,528	CBNA	04/05/21	USD	515,000	(3,061)
BRL	3,795,445	CBNA	04/05/21	USD	666,183	8,125
BRL	3,810,754	CBNA	04/05/21	USD	694,000	(16,972)
BRL	3,860,696	CBNA	04/05/21	USD	677,636	8,265

BHFTII-38

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	2,946,880	DBAG	04/05/21	USD	530,000	$(6,450)
BRL	1,976,800	UBSA	04/05/21	USD	341,000	10,203
BRL	960,957	DBAG	05/04/21	USD	169,123	1,309
BRL	1,939,147	MSIP	05/04/21	USD	340,877	3,043
CLP	368,702,640	DBAG	04/14/21	USD	516,000	(4,174)
CLP	368,702,640	DBAG	04/14/21	USD	516,000	(4,174)
CNY	157,820,000	HSBC	06/16/21	USD	23,920,457	22,500
COP	631,272,000	BNP	04/05/21	USD	168,929	3,470
COP	1,258,916,000	BNP	04/05/21	USD	336,887	6,920
COP	635,948,000	CBNA	04/05/21	USD	170,180	3,496
COP	1,021,279,500	CBNA	04/05/21	USD	273,295	5,613
COP	1,271,896,000	CBNA	04/05/21	USD	340,360	6,991
COP	1,256,400,000	DBAG	04/05/21	USD	349,000	(5,881)
COP	2,512,800,000	DBAG	04/05/21	USD	698,000	(11,761)
COP	629,880,000	JPMC	04/05/21	USD	174,000	(1,981)
COP	1,256,140,000	JPMC	04/05/21	USD	347,000	(3,952)
COP	633,266,500	MSIP	04/05/21	USD	173,000	(57)
COP	1,021,279,500	MSIP	04/05/21	USD	279,000	(91)
COP	1,256,400,000	MSIP	04/05/21	USD	336,214	6,906
COP	1,266,533,000	MSIP	04/05/21	USD	346,000	(113)
COP	2,512,800,000	MSIP	04/05/21	USD	672,427	13,811
EUR	432,000	BBP	04/15/21	USD	511,930	(5,229)
EUR	432,000	BBP	04/15/21	USD	511,930	(5,229)
EUR	575,000	HSBC	04/15/21	USD	688,170	(13,741)
EUR	575,000	HSBC	04/15/21	USD	688,169	(13,741)
EUR	5,360,000	CBNA	06/16/21	USD	6,365,367	(70,284)
IDR	14,421,000,000	BBP	05/24/21	USD	991,679	(2,489)
IDR	14,500,000,000	BBP	05/24/21	USD	994,513	96
KZT	108,331,924	CBNA	04/20/21	USD	254,360	(1,064)
MXN	6,959,087	CBNA	04/14/21	USD	341,500	(1,329)
MXN	10,483,081	CBNA	04/14/21	USD	514,000	(1,570)
MXN	10,483,081	CBNA	04/14/21	USD	514,000	(1,570)
MXN	13,970,644	CBNA	04/14/21	USD	685,000	(2,093)
MXN	17,667,749	CBNA	04/14/21	USD	857,000	6,627
MXN	6,980,846	DBAG	04/14/21	USD	341,500	(265)
MXN	3,582,642	BOA	04/15/21	USD	172,802	2,304
MXN	7,238,628	CBNA	04/15/21	USD	350,198	3,599
MXN	14,138,348	CBNA	04/15/21	USD	684,000	7,030
MXN	21,909,042	CBNA	05/26/21	USD	1,019,703	46,363
MXN	19,077,735	HSBC	05/26/21	USD	892,017	36,282
RUB	38,338,530	UBSA	04/05/21	USD	519,000	(12,125)
RUB	38,338,530	UBSA	04/05/21	USD	519,000	(12,125)
RUB	38,513,720	UBSA	04/05/21	USD	523,000	(13,808)
RUB	38,513,720	UBSA	04/05/21	USD	523,000	(13,808)
RUB	39,182,940	BOA	04/14/21	USD	513,000	4,469
RUB	50,881,800	BOA	04/14/21	USD	685,000	(13,030)
RUB	39,900,716	BNP	04/15/21	USD	523,000	3,883
RUB	11,446,647	JPMC	04/15/21	USD	155,512	(4,361)
RUB	37,833,587	JPMC	04/15/21	USD	514,000	(14,414)
RUB	45,346,000	BNP	05/19/21	USD	601,246	(5,013)
RUB	22,160,995	CBNA	05/19/21	USD	291,588	(204)
RUB	13,110,600	CSI	05/19/21	USD	173,639	(1,254)
RUB	22,517,215	CSI	05/19/21	USD	294,535	1,533
RUB	22,649,109	CSI	05/19/21	USD	295,553	2,249
RUB	22,757,200	CSI	05/19/21	USD	301,800	(2,576)
RUB	23,414,510	HSBC	05/19/21	USD	308,037	(171)
RUB	30,375,968	HSBC	05/19/21	USD	397,555	1,844

BHFTII-39

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
RUB	33,273,185	HSBC	05/19/21	USD	438,682	$(1,189)
RUB	22,649,109	MSIP	05/19/21	USD	295,202	2,600
RUB	22,841,763	MSIP	05/19/21	USD	305,772	(5,436)
RUB	44,902,748	MSIP	05/19/21	USD	587,279	3,126
RUB	53,320,217	MSIP	05/19/21	USD	715,228	(14,145)
TRY	3,828,949	MSIP	04/15/21	USD	522,203	(63,225)
ZAR	10,295,385	BNP	04/14/21	USD	686,000	10,688
ZAR	12,706,922	BOA	04/14/21	USD	854,000	5,877
ZAR	15,461,069	BOA	04/14/21	USD	1,028,000	18,250
ZAR	17,590,259	CBNA	04/14/21	USD	1,186,000	4,332
ZAR	10,311,773	UBSA	04/15/21	USD	687,000	10,705

Contracts to Deliver
AUD	2,447,000	BBP	06/16/21	USD	1,896,912	37,718
BRL	2,025,445	BNP	04/05/21	USD	355,510	(4,336)
BRL	3,860,696	CBNA	04/05/21	USD	710,000	24,099
BRL	3,810,754	CBNA	04/05/21	USD	668,870	(8,158)
BRL	3,795,445	CBNA	04/05/21	USD	698,000	23,692
BRL	2,881,528	CBNA	04/05/21	USD	505,771	(6,169)
BRL	1,920,298	CBNA	04/05/21	USD	347,000	5,835
BRL	1,920,298	CBNA	04/05/21	USD	347,000	5,835
BRL	1,889,856	CBNA	04/05/21	USD	341,000	5,243
BRL	2,946,880	DBAG	04/05/21	USD	517,241	(6,308)
BRL	1,976,800	UBSA	04/05/21	USD	346,971	(4,232)
BRL	1,948,377	CBNA	05/04/21	USD	343,000	(2,557)
BRL	1,979,583	UBSA	05/04/21	USD	341,000	(10,091)
CAD	1,502,000	BNP	06/16/21	USD	1,204,088	8,777
COP	1,258,916,000	BNP	04/05/21	USD	347,000	3,194
COP	631,272,000	BNP	04/05/21	USD	174,000	1,601
COP	1,271,896,000	CBNA	04/05/21	USD	346,000	(1,351)
COP	1,021,279,500	CBNA	04/05/21	USD	279,000	91
COP	635,948,000	CBNA	04/05/21	USD	173,000	(676)
COP	2,512,800,000	DBAG	04/05/21	USD	672,427	(13,811)
COP	1,256,400,000	DBAG	04/05/21	USD	336,214	(6,906)
COP	1,256,140,000	JPMC	04/05/21	USD	336,144	(6,904)
COP	629,880,000	JPMC	04/05/21	USD	168,556	(3,462)
COP	2,512,800,000	MSIP	04/05/21	USD	698,000	11,761
COP	1,266,533,000	MSIP	04/05/21	USD	338,925	(6,961)
COP	1,256,400,000	MSIP	04/05/21	USD	349,000	5,881
COP	1,021,279,500	MSIP	04/05/21	USD	273,295	(5,613)
COP	633,266,500	MSIP	04/05/21	USD	169,463	(3,481)
EUR	1,013,000	BBP	04/15/21	USD	1,213,861	25,694
EUR	478,000	BBP	04/15/21	USD	572,779	12,124
EUR	509,686	MSIP	05/24/21	USD	616,906	18,599
EUR	31,742,000	BNP	06/16/21	USD	37,822,431	542,856
EUR	5,660,997	BOA	06/16/21	USD	6,674,542	25,951
IDR	15,091,232,346	BBP	05/24/21	USD	1,038,119	2,955
IDR	64,196,170,270	JPMC	05/24/21	USD	4,511,960	108,505
IDR	10,103,750,000	MSIP	07/01/21	USD	685,000	(6,201)
INR	63,965,560	JPMC	06/09/21	USD	863,000	(4,493)
MXN	9,151,831	CBNA	04/14/21	USD	442,000	(5,356)
MXN	11,944,677	HSBC	04/14/21	USD	584,212	337
MXN	2,061,313	JPMC	04/14/21	USD	100,788	28
MXN	10,653,365	MSIP	04/14/21	USD	513,000	(7,753)
MXN	10,530,575	MSIP	04/14/21	USD	514,000	(751)
MXN	10,530,575	MSIP	04/14/21	USD	514,000	(751)

BHFTII-40

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	7,156,290	MSIP	04/14/21	USD	341,500	$(8,311)
MXN	12,319,294	BOA	04/15/21	USD	594,198	(7,924)
MXN	10,932,635	HSBC	04/15/21	USD	523,000	(11,347)
MXN	10,932,635	HSBC	04/15/21	USD	523,000	(11,347)
MXN	22,150,465	BBP	05/26/21	USD	1,064,425	(13,389)
MXN	18,836,312	UBSA	05/26/21	USD	914,659	(1,892)
RUB	51,948,440	BNP	04/05/21	USD	692,000	5,187
RUB	39,852,600	BNP	04/05/21	USD	523,000	(3,893)
RUB	38,873,100	CBNA	04/05/21	USD	519,000	5,057
RUB	25,915,400	CBNA	04/05/21	USD	346,000	3,371
RUB	39,126,510	BNP	04/14/21	USD	513,000	(3,724)
RUB	25,327,120	CBNA	04/14/21	USD	343,000	8,518
RUB	25,290,900	JPMC	04/14/21	USD	342,000	7,996
RUB	31,834,261	BNP	04/15/21	USD	429,091	8,725
RUB	24,303,383	BNP	04/15/21	USD	327,583	6,661
RUB	18,512,027	CBNA	04/15/21	USD	249,421	4,973
RUB	14,132,750	CBNA	04/15/21	USD	190,417	3,796
RUB	21,938,034	BOA	05/19/21	USD	294,886	6,433
RUB	572,771,404	CBNA	05/19/21	USD	7,697,764	166,666
RUB	43,895,795	HSBC	05/19/21	USD	589,328	12,163
RUB	43,876,069	HSBC	05/19/21	USD	589,099	12,193
RUB	26,065,062	HSBC	05/19/21	USD	351,033	8,316
RUB	21,957,760	HSBC	05/19/21	USD	295,036	6,324
RUB	21,928,171	HSBC	05/19/21	USD	294,698	6,375
RUB	21,803,109	HSBC	05/19/21	USD	292,487	5,808
TRY	2,556,935	BOA	04/15/21	USD	342,000	35,499
TRY	4,681,600	CBNA	04/15/21	USD	616,000	54,814
TRY	646,456	BNP	04/26/21	USD	76,000	(885)
TRY	642,960	JPMC	04/26/21	USD	76,000	(470)
ZAR	12,810,697	BNP	04/14/21	USD	859,000	(7,899)
ZAR	47,340,551	CBNA	04/14/21	USD	3,177,867	(25,667)
ZAR	10,293,793	CBNA	04/14/21	USD	691,000	(5,581)
ZAR	5,094,142	CBNA	04/14/21	USD	342,000	(2,720)
ZAR	5,051,650	CBNA	04/14/21	USD	342,000	155
ZAR	10,274,922	DBAG	04/14/21	USD	685,000	(10,304)
ZAR	5,108,553	DBAG	04/14/21	USD	342,000	(3,696)
ZAR	1,182,559	MSIP	04/14/21	USD	80,000	(24)
ZAR	10,184,071	UBSA	04/14/21	USD	683,000	(6,156)
ZAR	5,163,061	UBSA	04/14/21	USD	344,000	(5,384)
ZAR	5,163,061	UBSA	04/14/21	USD	344,000	(5,384)

Cross Currency Contracts to Buy
EUR	434,000	BBP	04/14/21	JPY	55,917,996	3,957
EUR	434,000	BBP	04/14/21	JPY	55,917,996	3,957
JPY	56,416,775	JPMC	04/14/21	EUR	434,000	548
JPY	56,416,775	JPMC	04/14/21	EUR	434,000	548

Net Unrealized Appreciation						$923,966

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	09/18/23	11	USD	2,721,675	$(429)
U.S. Treasury Long Bond Futures	06/21/21	770	USD	119,037,188	(1,336,899)

BHFTII-41

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/30/21	938	USD	207,041,515	$(158,388)
U.S. Treasury Note 5 Year Futures	06/30/21	1,068	USD	131,789,532	(1,516,872)
U.S. Treasury Ultra Long Bond Futures	06/21/21	840	USD	152,223,750	(8,355,853)

Futures Contracts — Short
90 Day Eurodollar Futures	09/16/24	(2,122)	USD	(521,375,400)	1,835,956
Euro-Bund 10 Year Futures	06/08/21	(27)	EUR	(4,624,560)	9,792
Euro-Buxl 30 Year Bond Futures	06/08/21	(79)	EUR	(16,277,160)	343,634
U.S. Treasury Note 10 Year Futures	06/21/21	(368)	USD	(48,185,000)	215,335
U.S. Treasury Note Ultra 10 Year Futures	06/21/21	(1,680)	USD	(241,395,000)	5,974,781

Net Unrealized Depreciation					$(2,988,943)

Purchased Options

Exchange Traded Equity Options	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation
Call - Caesars Entertainment, Inc.	USD	70.000	06/18/21	197	USD	19,700	$349,401	$409,760	$60,359

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Put/JPY Call	JPY	128.500	JPMC	04/07/21	2,316,000	EUR	2,316,000	$18,410	$1,505	$(16,905)
EUR Put/USD Call	USD	1.185	CBNA	04/15/21	2,294,000	EUR	2,294,000	12,618	30,582	17,964
EUR Put/USD Call	USD	1.155	BOA	05/06/21	1,721,915	EUR	1,721,915	178,435	357,216	178,781
EUR Put/USD Call	USD	1.180	MSIP	05/06/21	25,113,000	EUR	25,113,000	177,775	304,042	126,267
USD Call/BRL Put	BRL	5.550	MSIP	04/15/21	510,000	USD	510,000	17,172	12,714	(4,458)
USD Call/CLP Put	CLP	730.000	MSIP	04/29/21	3,456,000	USD	3,456,000	72,814	33,001	(39,813)
USD Call/CLP Put	CLP	760.000	JPMC	04/29/21	1,728,000	USD	1,728,000	9,971	4,242	(5,729)
USD Call/MXN Put	MXN	22.000	MSIP	05/06/21	1,030,000	USD	1,030,000	7,653	3,487	(4,166)
USD Call/ZAR Put	ZAR	15.600	CBNA	04/08/21	1,374,000	USD	1,374,000	22,767	651	(22,116)
USD Call/ZAR Put	ZAR	15.700	JPMC	04/08/21	1,202,000	USD	1,202,000	22,526	392	(22,134)
USD Put/BRL Call	BRL	5.480	DBAG	04/20/21	2,050,000	USD	2,050,000	6,150	5,363	(787)
USD Put/MXN Call	MXN	20.600	DBAG	04/08/21	2,404,000	USD	2,404,000	48,546	30,858	(17,688)
USD Put/MXN Call	MXN	20.100	GSI	04/21/21	1,708,000	USD	1,708,000	3,894	3,968	74
USD Put/MXN Call	MXN	20.000	DBAG	06/17/21	1,027,000	USD	1,027,000	12,978	14,421	1,443
USD Put/RUB Call	RUB	73.750	BOA	04/21/21	2,734,000	USD	2,734,000	6,698	4,000	(2,698)
USD Put/RUB Call	RUB	75.000	BNP	04/29/21	1,197,000	USD	1,197,000	3,579	3,579	—
USD Put/RUB Call	RUB	73.000	CBNA	05/14/21	2,738,000	USD	2,738,000	54,796	12,135	(42,661)
USD Put/TRY Call	TRY	7.500	CBNA	04/22/21	684,000	USD	684,000	11,854	397	(11,457)
USD Put/ZAR Call	ZAR	14.800	CBNA	04/29/21	2,420,000	USD	2,420,000	45,960	43,865	(2,095)

Totals								$734,596	$866,418	$131,822

Options on Exchange-Traded Future Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation
Put - Eurodollar Midcurve 1 Year Futures	USD	99.750	09/10/21	12,132	USD	30,330,000	$1,756,478	$4,397,850	$2,641,372
Put - Eurodollar Midcurve 1 Year Futures	USD	99.375	12/10/21	3,469	USD	8,672,500	775,479	867,250	91,771
Put - Eurodollar Midcurve 2 Year Futures	USD	99.375	09/10/21	7,711	USD	19,277,500	1,433,897	8,530,294	7,096,397
Put - Eurodollar Midcurve 3 Year Futures	USD	99.250	06/11/21	4,000	USD	10,000,000	929,075	8,150,000	7,220,925

Totals							$4,894,929	$21,945,394	$17,050,465

BHFTII-42

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Call/JPY Put	JPY	130.000	JPMC	04/07/21	(1,448,000)	EUR	(1,448,000)	$(8,318)	$(4,252)	$4,066
USD Call/BRL Put	BRL	5.550	JPMC	04/15/21	(510,000)	USD	(510,000)	(8,624)	(12,714)	(4,090)
USD Call/BRL Put	BRL	5.750	MSIP	05/13/21	(425,000)	USD	(425,000)	(10,857)	(8,208)	2,649
USD Call/CLP Put	CLP	760.000	MSIP	04/29/21	(3,456,000)	USD	(3,456,000)	(29,618)	(8,484)	21,134
USD Call/MXN Put	MXN	21.000	JPMC	05/03/21	(2,086,000)	USD	(2,086,000)	(53,297)	(20,495)	32,802
USD Call/MXN Put	MXN	22.000	DBAG	05/06/21	(1,030,000)	USD	(1,030,000)	(20,234)	(3,486)	16,748
USD Call/TRY Put	TRY	7.750	CBNA	04/22/21	(342,000)	USD	(342,000)	(6,140)	(27,885)	(21,745)
USD Call/TRY Put	TRY	7.500	CBNA	04/22/21	(303,000)	USD	(303,000)	(5,468)	(33,114)	(27,646)
USD Call/ZAR Put	ZAR	16.300	JPMC	04/08/21	(1,202,000)	USD	(1,202,000)	(9,802)	(31)	9,771
USD Call/ZAR Put	ZAR	15.700	BOA	04/30/21	(2,074,000)	USD	(2,074,000)	(32,035)	(10,229)	21,806
EUR Put/USD Call	USD	1.155	BOA	05/06/21	(37,669,500)	EUR	(37,669,500)	(84,089)	(96,699)	(12,610)
USD Put/MXN Call	MXN	20.000	DBAG	04/15/21	(1,027,000)	USD	(1,027,000)	(4,785)	(3,344)	1,441
USD Put/MXN Call	MXN	20.000	DBAG	04/28/21	(2,076,000)	USD	(2,076,000)	(14,007)	(13,071)	936
USD Put/RUB Call	RUB	73.000	CBNA	04/02/21	(1,396,000)	USD	(1,396,000)	(10,074)	(1)	10,073
USD Put/RUB Call	RUB	71.000	CBNA	05/14/21	(2,052,000)	USD	(2,052,000)	(16,946)	(2,194)	14,752
USD Put/TRY Call	TRY	6.850	CBNA	04/22/21	(303,000)	USD	(303,000)	(1,544)	(1)	1,543
USD Put/ZAR Call	ZAR	15.000	CBNA	04/08/21	(1,374,000)	USD	(1,374,000)	(11,391)	(25,949)	(14,558)
USD Put/ZAR Call	ZAR	14.350	CBNA	04/29/21	(2,592,000)	USD	(2,592,000)	(21,032)	(15,508)	5,524

Totals								$(348,261)	$(285,665)	$62,596

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Depreciation
Put - Eurodollar Midcurve 1 Year Futures	USD	99.500	09/10/21	(1,418)	USD	(3,545,000)	$(174,939)	$(186,113)	$(11,174)
Put - Eurodollar Midcurve 2 Year Futures	USD	99.000	09/10/21	(3,456)	USD	(8,640,000)	(1,063,530)	(1,792,800)	(729,270)
Put - Eurodollar Midcurve 2 Year Futures	USD	99.125	09/10/21	(4,255)	USD	(10,637,500)	(1,263,326)	(2,898,719)	(1,635,393)
Put - Eurodollar Midcurve 3 Year Futures	USD	98.875	06/11/21	(4,000)	USD	(10,000,000)	(699,958)	(4,675,000)	(3,975,042)
Put - Eurodollar Midcurve 3 Year Futures	USD	98.625	09/10/21	(4,248)	USD	(10,620,000)	(971,480)	(4,938,300)	(3,966,820)

Totals							$(4,173,233)	$(14,490,932)	$(10,317,699)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	2.328%	Maturity	01/25/31	USD	15,080,000	$(298,035)	$308	$(298,343)
Pay	12M CPURNSA	Maturity	2.332%	Maturity	01/25/31	USD	15,080,000	(292,453)	308	(292,761)
Pay	12M CPURNSA	Maturity	2.337%	Annually	02/02/31	USD	797,000	(15,045)	16	(15,061)
Pay	12M UKRPI	Maturity	3.325%	Maturity	11/15/40	GBP	1,143,000	(129,035)	75	(129,110)
Pay	12M UKRPI	Maturity	3.345%	Annually	01/15/41	GBP	191,000	(22,267)	9	(22,276)
Pay	12M UKRPI	Maturity	3.380%	Maturity	12/15/40	GBP	1,120,000	(102,814)	80	(102,894)
Pay	12M UKRPI	Maturity	3.381%	Maturity	12/15/40	GBP	2,500,000	(228,434)	179	(228,613)
Pay	28-Day TIIE	Monthly	4.180%	Monthly	02/16/23	MXN	87,993,500	(66,449)	18	(66,467)
Pay	28-Day TIIE	Monthly	4.288%	Monthly	01/13/23	MXN	181,838,000	(107,296)	37	(107,333)
Pay	28-Day TIIE	Monthly	4.680%	Monthly	02/27/24	MXN	124,168,000	(130,071)	26	(130,097)
Pay	28-Day TIIE	Monthly	5.220%	Monthly	03/29/23	MXN	95,965,000	12,761	21	12,740
Pay	28-Day TIIE	Monthly	5.470%	Monthly	03/21/24	MXN	30,954,465	(583)	6	(589)
Pay	28-Day TIIE	Monthly	5.500%	Monthly	03/21/24	MXN	30,990,535	690	7	683
Pay	3M LIBOR	Quarterly	1.700%	Semi-Annually	03/08/51	USD	8,625,400	(1,052,036)	269	(1,052,305)
Pay	3M LIBOR	Quarterly	1.770%	Semi-Annually	03/08/51	USD	8,625,320	(913,245)	269	(913,514)
Receive	3M LIBOR	Semi-Annually	1.500%	Quarterly	03/08/51	USD	17,250,720	2,897,102	538	2,896,564

BHFTII-43

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	Semi-Annually	2.915%	Quarterly	08/23/26	USD	110,000	$(10,327)	$2	$(10,329)
Receive	3M LIBOR	Semi-Annually	3.156%	Quarterly	10/03/28	USD	1,279,000	(150,984)	20	(151,004)

Totals								$(608,521)	$2,188	$(610,709)

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation(1)
Pay	3M CNRR	Quarterly	2.929%	Quarterly	06/16/26	BOA	CNY	316,306,000	$271,097	$—	$271,097
Receive	3M CLOIS	Semi-Annually	1.420%	Semi-Annually	04/01/23	BOA	CLP	3,163,924,000	7,779	—	7,779

Totals									$278,876	$—	$278,876

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid	Unrealized Depreciation
CDX.NA.HY.33.V12	(5.000%)	Quarterly	12/20/24	0.000%	USD	4,786,420	$(453,556)	$72,692	$(526,248)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	12/20/24	JPMC	2.161%	USD	460,000	$(46,740)	$28,775	$(75,515)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	06/20/25	JPMC	2.392%	USD	480,000	(50,068)	50,424	(100,492)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	2.084%	USD	250,000	(22,664)	(9,513)	(13,151)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	2.084%	USD	250,000	(22,664)	(10,266)	(12,398)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BBP	2.084%	USD	250,000	(22,664)	(10,774)	(11,890)
Boeing Co. 8.750%, due 08/15/21	(1.000%)	Quarterly	12/20/24	BNP	0.850%	USD	460,000	(2,528)	(6,841)	4,313
Boeing Co. 8.750%, due 08/15/21	(1.000%)	Quarterly	12/20/24	MSIP	0.850%	USD	1,185,000	(6,513)	(10,443)	3,930
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/26	BBP	2.224%	USD	7,798,600	467,621	449,556	18,065
Broadcom, Inc. 4.750%, due 04/15/29	(1.000%)	Quarterly	12/20/24	JPMC	0.680%	USD	285,000	(3,370)	6,508	(9,878)
Chile Government International Bond 3.240%, due 06/02/28	(1.000%)	Quarterly	06/20/26	GSI	0.593%	USD	1,098,000	(22,930)	(22,868)	(62)
Colombia Government International Bond 10.375%, due 01/28/33	(1.000%)	Quarterly	06/20/26	CBNA	1.343%	USD	8,842,481	152,324	140,822	11,502
Indonesia Government International Bond 3.700%, due 01/08/22	(1.000%)	Quarterly	06/20/26	JPMC	0.891%	USD	5,397,000	(29,918)	(31,125)	1,207
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	06/20/26	MSIP	1.139%	USD	7,626,050	53,532	50,247	3,285
Occidental Petroleum Corp. 5.550%, due 03/15/26	(1.000%)	Quarterly	12/20/24	BBP	2.585%	USD	970,000	53,805	379,595	(325,790)

BHFTII-44

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Philippines Government International Bond 10.625%, due 03/16/25	(1.000%)	Quarterly	06/20/26	GSI	0.455%	USD	3,913,035	$(109,380)	$(105,677)	$(3,703)
Republic of South Africa Government International Bond 5.875%, due 09/16/25	(1.000%)	Quarterly	06/20/26	GSI	2.328%	USD	15,381,574	1,000,201	1,090,635	(90,434)
Republic of South Africa Government International Bond 5.875%, due 09/16/25	(1.000%)	Quarterly	06/20/26	GSI	2.328%	USD	1,986,457	129,171	140,850	(11,679)
Republic of South Africa Government International Bond 5.875%, due 09/16/25	(1.000%)	Quarterly	06/20/26	GSI	2.328%	USD	1,136,400	73,895	80,577	(6,682)
Russian Federal Bond - OFZ 7.500%, due 03/31/30	(1.000%)	Quarterly	06/20/26	CBNA	1.111%	USD	3,616,000	20,276	15,896	4,380
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	Quarterly	06/20/24	BBP	2.421%	USD	499,000	(39,998)	(3,790)	(36,208)

Totals								$1,571,388	$2,222,588	$(651,200)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation
Broadcom, Inc. 4.750%, due 04/15/29	1.000%	Quarterly	06/20/24	CBNA	0.551%	USD	3,239,000	$46,730	$(159,744)	$206,474

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.145%	USD	1,001,000	$(4,289)	$145	$(4,434)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.145%	USD	2,340,000	(10,027)	(883)	(9,144)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	CSI	0.281%	USD	1,610,000	(15,554)	19,805	(35,359)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	DBAG	0.281%	USD	1,280,000	(12,366)	15,972	(28,338)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.281%	USD	900,000	(8,695)	11,071	(19,766)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.281%	USD	1,090,000	(10,531)	13,409	(23,940)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.281%	USD	1,960,000	(18,936)	26,423	(45,359)
CMBX.NA.BBB-.V14	(3.000%)	Monthly	12/16/72	GSI	3.636%	USD	210,000	10,105	10,684	(579)
CMBX.NA.BBB-.V6	(3.000%)	Monthly	05/11/63	JPMC	25.953%	USD	340,000	91,762	34,298	57,464
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	CGM	5.783%	USD	500,000	55,157	16,777	38,380
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	MSIP	5.783%	USD	105,000	11,583	5,769	5,814

Totals								$88,209	$153,470	$(65,261)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	2.435%	USD	660,000	$(14,744)	$(30,600)	$15,856
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	2.435%	USD	1,310,000	(29,264)	(59,736)	30,472

BHFTII-45

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.V7	0.500%	Monthly	01/17/47	CSI	0.195%	USD	5,000,000	$37,584	$(156,398)	$193,982
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	GSI	5.783%	USD	210,000	(23,166)	(23,220)	54
CMBX.NA.BBB-.V10	3.000%	Monthly	11/17/59	JPMC	5.657%	USD	40,000	(5,014)	(3,575)	(1,439)
CMBX.NA.BBB-.V6	3.000%	Monthly	05/11/63	CSI	25.953%	USD	340,000	(91,762)	(28,925)	(62,837)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	DBAG	5.783%	USD	467,000	(51,516)	(57,312)	5,796
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	JPMC	5.783%	USD	130,000	(14,341)	(29,106)	14,765
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	5.783%	USD	236,000	(26,034)	(11,381)	(14,653)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	5.783%	USD	240,000	(26,475)	(315)	(26,160)

Totals								$(244,732)	$(400,568)	$155,836

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Receive	3M LIBOR	Quarterly	11/15/21	BNP	Choice Hotels International, Inc.	USD	372,877	$6,589	$—	$6,589
Receive	3M LIBOR	Quarterly	10/18/21	CSI	ConocoPhillips	USD	456,550	(69,177)	—	(69,177)
Receive	3M LIBOR	Maturity	06/09/21	CSI	Diamondback Energy, Inc.	USD	21,568	1,947	—	1,947
Receive	3M LIBOR	Maturity	06/09/21	CSI	Diamondback Energy, Inc.	USD	30,244	3,935	—	3,935
Receive	3M LIBOR	Maturity	06/09/21	CSI	Diamondback Energy, Inc.	USD	67,428	8,048	—	8,048
Pay	3M LIBOR	Quarterly	06/20/21	BBP	Markit iBoxx USD Liquid High Yield Index	USD	25,290,000	252,581	—	252,581

Totals								$203,923	$—	$203,923

Securities in the amount of $936,313 have been received at the custodian bank as collateral for OTC swap contracts.

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).
(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(UBSA)—	UBS AG

BHFTII-46

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Glossary of Abbreviations—(Continued)

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KZT)—	Kazakhstani Tenge
(MXN)—	Mexican Peso
(RUB)—	Russian Ruble
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CLOIS)—	Sinacofi Chile Interbank Rate Average
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CNRR)—	China Interbank Repo Rate
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(UKRPI)—	United Kingdom Retail Price Index

Other Abbreviations

(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,612,698,451	$—	$1,612,698,451
Corporate Bonds & Notes
Advertising	—	1,903,571	—	1,903,571
Aerospace/Defense	—	45,737,911	—	45,737,911
Agriculture	—	20,993,524	—	20,993,524
Airlines	—	23,300,724	—	23,300,724
Apparel	—	1,319,425	—	1,319,425
Auto Manufacturers	—	33,849,958	—	33,849,958
Auto Parts & Equipment	—	993,464	—	993,464
Banks	—	299,336,152	—	299,336,152
Beverages	—	24,172,902	—	24,172,902
Biotechnology	—	9,820,763	—	9,820,763
Building Materials	—	6,804,124	—	6,804,124
Chemicals	—	16,089,353	—	16,089,353
Commercial Services	—	20,499,676	—	20,499,676

BHFTII-47

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Computers	$—	$22,774,275	$—	$22,774,275
Distribution/Wholesale	—	2,112,636	—	2,112,636
Diversified Financial Services	—	23,219,292	—	23,219,292
Electric	—	91,454,713	—	91,454,713
Electronics	—	2,468,936	—	2,468,936
Energy-Alternate Sources	—	772,944	—	772,944
Engineering & Construction	—	2,367,784	—	2,367,784
Entertainment	—	12,635,699	—	12,635,699
Environmental Control	—	3,658,963	—	3,658,963
Food	—	12,535,738	—	12,535,738
Food Service	—	1,104,150	—	1,104,150
Forest Products & Paper	—	3,753,191	—	3,753,191
Gas	—	5,195,086	—	5,195,086
Healthcare-Products	—	5,859,685	—	5,859,685
Healthcare-Services	—	41,928,444	—	41,928,444
Home Builders	—	12,493,594	—	12,493,594
Home Furnishings	—	775,115	—	775,115
Household Products/Wares	—	539,344	—	539,344
Insurance	—	12,415,176	—	12,415,176
Internet	—	8,123,402	—	8,123,402
Investment Companies	—	993,776	—	993,776
Iron/Steel	—	833,966	—	833,966
Lodging	—	7,410,602	—	7,410,602
Machinery-Construction & Mining	—	863,629	—	863,629
Machinery-Diversified	—	2,679,986	—	2,679,986
Media	—	62,551,704	—	62,551,704
Metal Fabricate/Hardware	—	435,625	—	435,625
Mining	—	6,292,088	—	6,292,088
Miscellaneous Manufacturing	—	7,797,626	—	7,797,626
Multi-National	—	396,780	—	396,780
Oil & Gas	—	35,754,183	0	35,754,183
Packaging & Containers	—	1,432,597	—	1,432,597
Pharmaceuticals	—	58,504,579	—	58,504,579
Pipelines	—	73,531,001	—	73,531,001
Real Estate	—	2,387,162	—	2,387,162
Real Estate Investment Trusts	—	49,562,846	—	49,562,846
Retail	—	20,450,911	—	20,450,911
Semiconductors	—	35,542,144	—	35,542,144
Shipbuilding	—	2,443,359	—	2,443,359
Software	—	37,466,917	—	37,466,917
Telecommunications	—	93,457,823	—	93,457,823
Toys/Games/Hobbies	—	716,867	—	716,867
Transportation	—	27,563,836	—	27,563,836
Trucking & Leasing	—	4,025,453	—	4,025,453
Total Corporate Bonds & Notes	—	1,304,105,174	0	1,304,105,174
Total Asset-Backed Securities*	—	389,490,948	—	389,490,948
Total Mortgage-Backed Securities*	—	176,808,887	—	176,808,887
Total Foreign Government*	—	83,984,968	—	83,984,968
Floating Rate Loans
Advertising	—	708,975	—	708,975
Airlines	—	4,352,320	—	4,352,320
Beverages	—	727,158	—	727,158
Building Materials	—	1,163,596	—	1,163,596
Commercial Services (Less Unfunded Loan Commitments of $2,665,273)	—	3,225,877	1,218,488	4,444,365
Computers	—	310,232	—	310,232
Distribution/Wholesale	—	229,574	—	229,574
Diversified Financial Services	—	1,693,552	—	1,693,552

BHFTII-48

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Electric	$—	$1,367,527	$—	$1,367,527
Energy-Alternate Sources	—	131,642	—	131,642
Entertainment	—	5,214,565	—	5,214,565
Food	—	166,183	—	166,183
Healthcare-Services	—	241,146	—	241,146
Internet	—	205,463	—	205,463
Lodging	—	6,401,751	—	6,401,751
Machinery-Diversified	—	186,287	—	186,287
Media	—	964,661	—	964,661
Metal Fabricate/Hardware	—	430,870	—	430,870
Pharmaceuticals	—	1,521,601	—	1,521,601
Pipelines	—	2,487,584	—	2,487,584
Real Estate Investment Trusts	—	1,471,821	—	1,471,821
Retail	—	2,387,786	—	2,387,786
Software	—	1,210,718	—	1,210,718
Telecommunications	—	2,136,209	—	2,136,209
Transportation	—	2,361,857	—	2,361,857
Total Floating Rate Loans (Less Unfunded Loan Commitments of $2,665,273)	—	41,298,955	1,218,488	42,517,443
Total Municipals*	—	23,697,261	—	23,697,261
Common Stocks
Equity Real Estate Investment Trusts	4,950,322	—	—	4,950,322
Health Care Providers & Services	942,077	—	—	942,077
Hotels, Restaurants & Leisure	4,669,830	—	—	4,669,830
Household Durables	1,359,910	—	—	1,359,910
Media	431,771	—	—	431,771
Oil, Gas & Consumable Fuels	2,384,036	295,264	—	2,679,300
Real Estate Management & Development	563,446	—	—	563,446
Special Purpose Acquisition Companies	2,836,047	—	—	2,836,047
Total Common Stocks	18,137,439	295,264	—	18,432,703
Total Convertible Bonds*	—	979,374	—	979,374
Warrants
Oil, Gas & Consumable Fuels	24,746	164,614	—	189,360
Special Purpose Acquisition Companies	549,452	—	—	549,452
Total Warrants	574,198	164,614	—	738,812
Escrow Shares
Savings & Loans	—	0	1	1
Total Short-Term Investment*	—	249,092,068	—	249,092,068
Securities Lending Reinvestments
Repurchase Agreements	—	17,144,410	—	17,144,410
Mutual Funds	7,000,000	—	—	7,000,000
Total Securities Lending Reinvestments	7,000,000	17,144,410	—	24,144,410
Purchased Options
Exchange Traded Equity Options at Value	409,760	—	—	409,760
Foreign Currency Options at Value	—	866,418	—	866,418
Options on Exchange-Traded Futures Contracts at Value	21,945,394	—	—	21,945,394
Total Purchased Options	$22,355,154	$866,418	$—	$23,221,572
Total Net Investments	$48,066,791	$3,900,626,792	$1,218,489	$3,949,912,072

Collateral for Securities Loaned (Liability)	$—	$(24,144,410)	$—	$(24,144,410)
TBA Forward Sales Commitments	$—	$(20,583,278)	$—	$(20,583,278)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,533,593	$—	$1,533,593
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(609,627)	—	(609,627)
Total Forward Contracts	$—	$923,966	$—	$923,966

BHFTII-49

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$8,379,498	$—	$—	$8,379,498
Futures Contracts (Unrealized Depreciation)	(11,368,441)	—	—	(11,368,441)
Total Futures Contracts	$(2,988,943)	$—	$—	$(2,988,943)
Written Options
Foreign Currency Options at Value	$—	$(285,665)	$—	$(285,665)
Options on Exchange-Traded Futures Contracts at Value	(14,490,932)	—	—	(14,490,932)
Total Written Options	$(14,490,932)	$(285,665)	$—	$(14,776,597)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,909,987	$—	$2,909,987
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(4,046,944)	—	(4,046,944)
Total Centrally Cleared Swap Contracts	$—	$(1,136,957)	$—	$(1,136,957)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$2,755,722	$—	$2,755,722
OTC Swap Contracts at Value (Liabilities)	—	(811,328)	—	(811,328)
Total OTC Swap Contracts	$—	$1,944,394	$—	$1,944,394

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

During the period ended March 31, 2021, a transfer from Level 3 to Level 2 in the amount of $541,873 was due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

BHFTII-50

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
TransDigm Group, Inc. (a) (b)	24,407	$14,349,363

Capital Markets—3.9%
Morgan Stanley	245,910	19,097,371
S&P Global, Inc. (b)	160,554	56,654,690

		75,752,061

Chemicals—2.1%
International Flavors & Fragrances, Inc.	71,394	9,967,316
Linde plc	16,854	4,721,480
Sherwin-Williams Co. (The)	35,280	26,036,993

		40,725,789

Containers & Packaging—0.6%
Ball Corp.	144,482	12,243,405

Entertainment—3.0%
Netflix, Inc. (a)	112,581	58,729,005

Equity Real Estate Investment Trusts—0.9%
SBA Communications Corp.	64,369	17,865,616

Health Care Equipment & Supplies—4.1%
Abbott Laboratories	162,122	19,428,700
Boston Scientific Corp. (a) (b)	854,985	33,045,170
Danaher Corp.	62,269	14,015,507
Intuitive Surgical, Inc. (a)	17,788	13,144,265

		79,633,642

Health Care Providers & Services—3.3%
Humana, Inc.	68,044	28,527,447
UnitedHealth Group, Inc.	95,020	35,354,091

		63,881,538

Hotels, Restaurants & Leisure—0.5%
Domino’s Pizza, Inc. (b)	28,889	10,625,085

Industrial Conglomerates—1.6%
Roper Technologies, Inc. (b)	77,675	31,329,435

Interactive Media & Services—11.3%
Alphabet, Inc. - Class A (a)	40,333	83,187,619
Facebook, Inc. - Class A (a)	232,445	68,462,026
Snap, Inc. - Class A (a) (b)	910,696	47,620,294
Tencent Holdings, Ltd.	291,400	22,973,094

		222,243,033

Internet & Direct Marketing Retail—11.3%
Amazon.com, Inc. (a)	56,900	176,053,152
MercadoLibre, Inc. (a) (b)	31,900	46,961,266

		223,014,418

IT Services—12.8%
Fidelity National Information Services, Inc.	147,620	20,756,848

IT Services—(Continued)
MasterCard, Inc. - Class A	214,607	76,410,822
PayPal Holdings, Inc. (a) (b)	120,289	29,210,981
Shopify, Inc. - Class A (a)	18,287	20,234,565
Visa, Inc. - A Shares	385,089	81,534,894
Wix.com, Ltd. (a)	81,412	22,731,859

		250,879,969

Life Sciences Tools & Services—0.6%
Lonza Group AG	21,583	12,062,058

Metals & Mining—0.6%
Freeport-McMoRan, Inc. (a) (b)	360,908	11,884,700

Multiline Retail—1.3%
Dollar Tree, Inc. (a) (b)	218,729	25,035,721

Pharmaceuticals—2.3%
AstraZeneca plc (ADR) (b)	339,291	16,869,549
Zoetis, Inc. (b)	182,659	28,765,139

		45,634,688

Professional Services—3.0%
CoStar Group, Inc. (a)	44,279	36,392,467
TransUnion	249,293	22,436,370

		58,828,837

Road & Rail—0.7%
Union Pacific Corp.	66,722	14,706,196

Semiconductors & Semiconductor Equipment—8.8%
Analog Devices, Inc.	300,761	46,642,016
ASML Holding NV	102,810	63,470,782
Marvell Technology Group, Ltd.	800,286	39,198,008
NVIDIA Corp.	43,436	23,191,783

		172,502,589

Software—17.7%
Adobe, Inc. (a)	89,743	42,661,130
Autodesk, Inc. (a) (b)	98,780	27,376,877
Intuit, Inc. (b)	125,757	48,172,476
Microsoft Corp.	660,889	155,817,800
RingCentral, Inc. - Class A (a) (b)	64,812	19,306,199
ServiceNow, Inc. (a)	108,995	54,509,489

		347,843,971

Specialty Retail—2.5%
Lowe’s Cos., Inc.	138,012	26,247,122
TJX Cos., Inc. (The)	337,574	22,330,520

		48,577,642

Technology Hardware, Storage & Peripherals—3.2%
Apple, Inc.	513,138	62,679,807

BHFTII-51

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—2.7%
LVMH Moet Hennessy Louis Vuitton SE	25,132	$16,747,749
NIKE, Inc. - Class B	278,705	37,037,108

		53,784,857

Total Common Stocks (Cost $1,145,624,543)		1,954,813,425

Preferred Stock—0.3%

Interactive Media & Services—0.3%
Bytedance, Ltd. - Series E-1 † (a) (c) (d) (Cost $5,566,368)	50,800	6,679,052

Short-Term Investment—0.3%

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $5,536,772; collateralized by U.S. Treasury Note at 1.625%, maturing 02/15/26, with a market value of $5,647,525.	5,536,772	5,536,772

Total Short-Term Investments (Cost $5,536,772)		5,536,772

Securities Lending Reinvestments (e)—3.4%

Certificates of Deposit—0.6%
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (f)	2,000,000	2,000,500
Mitsubishi UFJ Trust International Ltd. Zero Coupon, 05/10/21	1,998,803	1,999,680
National Westminster Bank plc Zero Coupon, 06/02/21	2,998,576	2,999,190
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	4,992,470	4,999,150

		11,998,520

Commercial Paper—0.2%
UBS AG 0.200%, 09/15/21	3,995,911	3,995,528

Repurchase Agreements—1.8%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $3,000,128; collateralized by various Common Stock with an aggregate market value of $3,333,394.	3,000,000	3,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $2,000,817; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $7,002,858; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $7,482,232.	7,000,000	7,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $300,001; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $306,000.	300,000	$300,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $96,746; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $98,681.	96,746	96,746
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $7,796,656; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $7,952,589.	7,796,656	7,796,656
Morgan Stanley Repurchase Agreement dated 03/31/21 at 0.490%, due on 07/06/21 with a maturity value of $2,002,641; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.250%, maturity dates ranging from 04/15/21 - 08/15/46, and various Common Stock with an aggregate market value of $2,198,360.	2,000,000	2,000,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $3,000,017; collateralized by various Common Stock with an aggregate market value of $3,333,389.	3,000,000	3,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $7,000,037; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $7,742,283.	7,000,000	7,000,000
Societe Generale Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $3,000,016; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $3,329,751.	3,000,000	3,000,000

		35,193,402

BHFTII-52

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposits—0.3%
ABN AMRO Bank NV 0.070%, 04/01/21	1,000,000	$1,000,000
DZ Bank AG 0.020%, 04/01/21	2,000,000	2,000,000
Svenska NY 0.020%, 04/01/21	2,000,000	2,000,000

		5,000,000

Mutual Funds—0.5%
Fidelity Government Portfolio, Institutional Class 0.010% (g)	3,000,000	3,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.040% (g)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (g)	3,000,000	3,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (g)	3,000,000	3,000,000

		10,000,000

Total Securities Lending Reinvestments (Cost $66,186,487)		66,187,450

Total Investments—103.5% (Cost $1,222,914,170)		2,033,216,699
Other assets and liabilities (net)—(3.5)%		(68,057,991)

Net Assets—100.0%		$1,965,158,708

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2021, the market value of restricted securities was $6,679,052, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $65,929,223 and the collateral received consisted of cash in the amount of $66,179,162 and non-cash collateral with a value of $109,626. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 0.3% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Bytedance, Ltd. - Series E-1	12/10/20	50,800	$5,566,368	$6,679,052

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTII-53

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$14,349,363	$—	$—	$14,349,363
Beverages	52,541,578	—	—	52,541,578
Capital Markets	56,654,690	—	—	56,654,690
Chemicals	40,725,789	—	—	40,725,789
Containers & Packaging	12,243,405	—	—	12,243,405
Entertainment	58,729,005	—	—	58,729,005
Equity Real Estate Investment Trusts	17,865,616	—	—	17,865,616
Health Care Equipment & Supplies	46,189,435	—	—	46,189,435
Health Care Providers & Services	63,881,538	—	—	63,881,538
Hotels, Restaurants & Leisure	10,625,085	—	—	10,625,085
Industrial Conglomerates	31,329,435	—	—	31,329,435
Interactive Media & Services	199,269,939	22,973,094	—	222,243,033
Internet & Direct Marketing Retail	223,014,418	—	—	223,014,418
IT Services	250,879,969	—	—	250,879,969
Life Sciences Tools & Services	—	12,062,058	—	12,062,058
Metals & Mining	11,884,700	—	—	11,884,700
Multiline Retail	25,035,721	—	—	25,035,721
Pharmaceuticals	45,634,688	—	—	45,634,688
Professional Services	58,828,837	—	—	58,828,837
Road & Rail	14,706,196	—	—	14,706,196
Semiconductors & Semiconductor Equipment	172,502,589	—	—	172,502,589
Software	347,843,971	—	—	347,843,971
Specialty Retail	48,577,642	—	—	48,577,642
Technology Hardware, Storage & Peripherals	62,679,807	—	—	62,679,807
Textiles, Apparel & Luxury Goods	37,037,108	16,747,749	—	53,784,857
Total Common Stocks	1,903,030,524	51,782,901	—	1,954,813,425
Total Preferred Stock*	—	—	6,679,052	6,679,052
Total Short-Term Investment*	—	5,536,772	—	5,536,772
Securities Lending Reinvestments
Certificates of Deposit	—	11,998,520	—	11,998,520
Commercial Paper	—	3,995,528	—	3,995,528
Repurchase Agreements	—	35,193,402	—	35,193,402
Time Deposits	—	5,000,000	—	5,000,000
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	56,187,450	—	66,187,450
Total Investments	$1,913,030,524	$113,507,123	$6,679,052	$2,033,216,699

Collateral for Securities Loaned (Liability)	$—	$(66,179,162)	$—	$(66,179,162)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

BHFTII-54

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Short-Term Investments—100.1% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—36.4%
Bank of America N.A.
0.270%, 01/10/22	1,600,000	$1,600,045
0.288%, 10/01/21	1,000,000	1,000,000
Bank of Montreal (Chicago)
0.010%, 03/09/22	2,000,000	1,995,437
0.210%, SOFR + 0.200%, 02/11/22 (a)	5,000,000	5,001,055
0.222%, 3M LIBOR + 0.040%, 09/17/21 (a)	4,000,000	4,000,724
0.225%, 3M LIBOR + 0.050%, 02/23/22 (a)	4,000,000	4,000,710
0.243%, 3M LIBOR + 0.050%, 08/06/21 (a)	6,500,000	6,501,528
0.311%, 3M LIBOR + 0.120%, 06/24/21 (a)	4,000,000	4,001,244
Canadian Imperial Bank of Commerce (NY)
0.060%, 04/05/21	18,000,000	17,999,957
0.278%, 3M LIBOR + 0.040%, 10/04/21 (a)	5,500,000	5,500,553
0.353%, 3M LIBOR + 0.160%, 08/06/21 (a)	2,000,000	2,001,008
0.358%, 3M LIBOR + 0.140%, 07/23/21 (a)	4,000,000	4,001,695
Citibank N.A. 0.270%, 06/14/21	10,000,000	10,003,329
Cooperatieve Rabobank UA (NY) 0.250%, 08/16/21	4,345,000	4,346,462
Credit Industriel Et Commercial (NY)
Zero Coupon, 02/22/22	4,000,000	3,989,930
0.314%, 3M LIBOR + 0.090%, 04/20/21 (a)	2,000,000	2,000,100
Credit Suisse AG
0.231%, SOFR + 0.220%, 04/08/22 (a)	5,000,000	4,999,292
0.300%, 08/23/21	3,000,000	3,001,241
0.310%, SOFR + 0.300%, 11/16/21 (a)	6,000,000	6,004,309
DNB Bank ASA 0.395%, 3M LIBOR + 0.200%, 05/05/21 (a)	4,000,000	4,000,733
DZ Bank AG 0.140%, 04/14/21	17,120,000	17,120,379
Kookmin Bank (NY) 0.334%, 1M LIBOR + 0.230%, 02/07/22 (a)	3,000,000	2,999,792
Landesbank Baden-Wuettertemberg (NY) 0.250%, 07/08/21	10,000,000	10,002,389
Mitsubishi UFJ Trust & Banking Corp. 0.010%, 04/21/21 (b)	6,000,000	5,999,545
Mizuho Bank, Ltd. (NY)
0.240%, 10/22/21	3,000,000	3,000,886
0.240%, 10/27/21	7,500,000	7,502,182
0.240%, 11/03/21	3,000,000	3,000,432
0.260%, 08/06/21	10,000,000	10,002,732
0.280%, 05/10/21	9,000,000	9,001,598
Nordea Bank Abp (NY) 0.285%, 3M LIBOR + 0.100%, 06/09/21 (a)	4,500,000	4,501,137
Norinchukin Bank (NY)
0.060%, 04/01/21	23,000,000	22,999,993
0.225%, 3M LIBOR + 0.030%, 09/27/21 (a)	4,000,000	4,000,000
Oversea-Chinese Banking Corp., Ltd. 0.110%, 04/06/21	15,000,000	15,000,050
Royal Bank of Canada (NY)
0.430%, 07/26/21	5,000,000	5,006,154
0.650%, 05/03/21	4,000,000	4,002,044
Skandinaviska Enskilda Banken AB 0.250%, 05/13/21	5,000,000	5,000,937
Societe Generale (NY) 0.250%, 05/10/21	5,000,000	5,000,794

Certificate of Deposit—(Continued)
Standard Chartered Bank (NY)
0.214%, 3M LIBOR + 0.020%, 09/03/21 (a)	4,000,000	3,999,834
0.223%, 3M LIBOR + 0.030%, 10/01/21 (a)	4,000,000	4,000,000
0.319%, 3M LIBOR + 0.100%, 04/28/21 (a)	9,000,000	9,000,747
Sumitomo Mitsui Banking Corp. (NY)
0.224%, 3M LIBOR + 0.040%, 09/13/21 (a)	5,000,000	5,000,223
0.260%, 07/06/21	8,000,000	8,002,109
0.270%, 05/03/21	7,000,000	7,001,071
0.280%, 06/01/21	5,000,000	5,001,273
Sumitomo Mitsui Trust Bank, Ltd. (NY)
0.010%, 05/17/21	5,000,000	4,999,001
0.050%, 04/05/21	5,500,000	5,499,985
0.270%, 05/17/21	4,700,000	4,700,938
Svenska Handelsbanken AB (NY) 0.300%, 3M LIBOR + 0.110%, 06/16/21 (a)	2,000,000	2,000,520
Swedbank (NY)
0.250%, 07/26/21	7,000,000	7,002,316
0.274%, 3M LIBOR + 0.050%, 10/20/21 (a)	6,000,000	6,000,974
Toronto-Dominion Bank (NY)
0.210%, SOFR + 0.200%, 02/18/22 (a)	5,000,000	4,999,641
0.276%, 3M LIBOR + 0.100%, 08/24/21 (a)	3,000,000	3,001,273
0.363%, 3M LIBOR + 0.140%, 07/19/21 (a)	3,000,000	3,001,299
0.400%, 08/16/21	4,000,000	4,003,800
0.430%, 07/28/21	5,000,000	5,004,790

		322,310,190

Commercial Paper—57.5%
Alinghi Funding Co.
0.262%, 09/16/21 (b)	6,000,000	5,995,212
0.273%, 12/07/21 (b)	5,000,000	4,993,481
0.293%, 10/08/21 (b)	6,000,000	5,994,461
Antalis S.A
Zero Coupon, 04/01/21 (b)	5,000,000	4,999,990
0.076%, 04/06/21 (b)	5,000,000	4,999,927
0.155%, 05/11/21 (b)	15,613,000	15,610,599
ASB Finance, Ltd. 0.202%, 09/13/21 (b)	7,000,000	6,995,320
Australia & New Zealand Banking Group, Ltd.
0.214%, 3M LIBOR + 0.030%, 03/02/22 (a)	3,000,000	3,000,000
0.215%, 3M LIBOR + 0.030%, 03/09/22 (144A) (a)	4,000,000	4,000,000
Autobahn Funding Co.
Zero Coupon, 04/01/21 (b)	4,000,000	3,999,992
0.076%, 04/06/21 (b)	15,000,000	14,999,782
Bank of Nova Scotia (The) 0.225%, 3M LIBOR + 0.030%, 08/10/21 (a)	6,000,000	6,000,833
Banque et Caisse d’Epargne de L’Etat 0.195%, 04/08/21 (b)	8,000,000	7,999,909
Barton Capital Corp. Zero Coupon, 04/01/21 (b)	4,000,000	3,999,992
Bayeriche Landesbank (NY) Zero Coupon, 04/01/21 (b)	35,000,000	34,999,941
Bedford Row Funding Corp.
0.078%, 04/07/21 (b)	9,000,000	8,999,860
0.251%, 3M LIBOR + 0.050%, 08/12/21 (a)	4,000,000	4,000,705
0.253%, 3M LIBOR + 0.060%, 09/27/21 (a)	7,000,000	7,001,020

BHFTII-55

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Bedford Row Funding Corp.
0.263%, 04/26/21 (b)	5,000,000	$4,999,603
0.272%, 3M LIBOR + 0.080%, 11/04/21 (a)	3,000,000	3,000,870
BNZ International Funding, Ltd.
0.207%, 11/16/21 (b)	3,000,000	2,996,876
0.212%, 08/12/21 (b)	10,000,000	9,995,087
0.232%, 10/18/21 (b)	3,900,000	3,896,581
BPCE S.A.
0.297%, 05/13/21 (b)	3,000,000	2,999,574
0.339%, 12/01/21 (b)	5,000,000	4,992,446
Caisse D’Amortissement De La Dette 0.261%, 06/22/21 (b)	6,004,000	6,001,951
Citigroup Global Markets, Inc. 0.260%, 06/04/21 (b)	5,000,000	4,998,899
Colgate-Palmolive Co. Zero Coupon, 04/01/21 (b)	3,000,000	2,999,998
Credit Industriel Et Commercial (NY) 0.251%, 07/01/21 (b)	11,000,000	10,996,599
Crown Point Capital Co. LLC Zero Coupon, 04/01/21 (b)	15,000,000	14,999,970
DBS Bank, Ltd.
0.213%, 04/23/21 (b)	15,000,000	14,999,061
0.231%, 07/06/21 (b)	12,000,000	11,995,021
Dexia Credit Local S.A. 0.174%, 04/22/21 (b)	10,000,000	9,999,456
DNB Bank ASA
0.243%, 3M LIBOR + 0.040%, 08/11/21 (144A) (a)	4,000,000	4,000,839
0.301%, 3M LIBOR + 0.100%, 06/25/21 (a)	7,000,000	7,002,046
Erste Abwicklungsanstalt Zero Coupon, 04/01/21 (b)	25,000,000	24,999,963
Fairway Finance Corp. 0.261%, 07/08/21 (b)	5,000,000	4,997,690
Federation Des Caisses Desjardins 0.080%, 04/08/21 (b)	4,000,000	3,999,937
HSBC Bank plc
0.274%, 02/02/22 (b)	4,000,000	3,992,197
0.314%, 01/07/22 (b)	2,500,000	2,495,652
0.330%, 3M LIBOR + 0.140%, 08/31/21 (a)	7,000,000	7,003,404
Koch Industries, Inc. Zero Coupon, 04/01/21 (b)	25,000,000	24,999,964
Landesbank Baden-Wuettertemberg (NY) Zero Coupon, 04/01/21 (b)	22,000,000	21,999,939
Mackinac Funding Co. LLC 0.275%, 04/15/21 (b)	4,000,000	3,999,817
Macquarie Bank, Ltd. 0.175%, 06/01/21 (b)	4,000,000	3,998,946
Mitsubishi UFJ Trust & Banking Corp.
0.212%, 08/20/21 (144A) (b)	2,500,000	2,498,176
0.250%, 04/19/21 (b)	10,000,000	9,999,472
Mizuho Bank, Ltd. (NY) 0.139%, 04/12/21	13,000,000	12,999,515
National Australia Bank, Ltd.
0.233%, 3M LIBOR + 0.040%, 03/29/22 (a)	3,000,000	3,000,000
0.354%, 3M LIBOR + 0.120%, 07/08/21 (a)	1,500,000	1,500,728
National Bank of Canada 0.202%, 10/25/21 (b)	5,000,000	4,994,829

Commercial Paper—(Continued)
National Securities Clearing Corp. 0.085%, 04/06/21 (b)	18,000,000	17,999,859
Natixis (NY) 0.288%, 05/18/21 (b)	6,500,000	6,499,081
Nieuw Amsterdam Receivables Corp. 0.150%, 06/03/21 (b)	10,000,000	9,997,493
PSP Capital, Inc. 0.207%, 04/14/21 (b)	12,000,000	11,999,725
Ridgefield Funding Co. LLC
0.232%, 11/02/21 (b)	3,000,000	2,996,454
0.257%, 05/10/21 (b)	7,000,000	6,998,965
0.257%, 05/11/21 (b)	7,000,000	6,998,924
Societe Generale S.A. 0.300%, 06/02/21 (b)	3,000,000	2,999,422
Suncorp Group, Ltd. 0.226%, 04/07/21 (b)	4,000,000	3,999,580
Svenska Handelsbanken AB
0.208%, 3M LIBOR + 0.020%, 09/02/21 (a)	3,000,000	3,000,123
0.231%, 3M LIBOR + 0.020%, 08/09/21 (a)	6,500,000	6,500,682
UBS AG
0.210%, SOFR + 0.200%, 02/08/22 (144A) (a)	7,000,000	6,997,865
0.395%, 3M LIBOR + 0.170%, 07/09/21 (a)	5,000,000	5,000,486
Westpac Banking Corp.
0.202%, 3M LIBOR + 0.020%, 02/17/22 (144A) (a)	4,700,000	4,699,593
0.213%, 3M LIBOR + 0.010%, 02/04/22 (a)	3,000,000	2,999,502
0.358%, 3M LIBOR + 0.120%, 07/02/21 (a)	2,000,000	2,000,684

		508,634,568

Repurchase Agreements—6.2%
BofA Securities, Inc.
Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $15,000,004; collateralized by U.S. Government Agency Obligation at 2.500%, maturing 02/20/51, with a market value of $15,269,109.	15,000,000	15,000,000
JPMorgan Securities, Inc.
Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $40,000,011; collateralized by U.S. Treasury Note at 2.500%, maturing 01/15/22, with a market value of $40,593,850.	40,000,000	40,000,000

		55,000,000

Total Short-Term Investments (Cost $885,827,808)		885,944,758

Total Investments—100.1% (Cost $885,827,808)		885,944,758
Other assets and liabilities (net)—(0.1)%		(653,466)

Net Assets—100.0%		$885,291,292

BHFTII-56

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $22,196,473, which is 2.5% of net assets.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Short-Term Investments*	$—	$885,944,758	$—	$885,944,758
Total Investments	$—	$885,944,758	$—	$885,944,758

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-57

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.1%
AB International Bond Portfolio (Class A) (a)	1,130,865	$11,659,214
Baillie Gifford International Stock Portfolio (Class A) (b)	452,889	7,250,757
BlackRock Bond Income Portfolio (Class A) (b)	646,179	71,603,090
BlackRock Capital Appreciation Portfolio (Class A) (b)	81,874	4,393,344
BlackRock High Yield Portfolio (Class A) (a)	363,171	2,927,156
Brighthouse Small Cap Value Portfolio (Class A) (a)	326,985	5,781,101
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	101,495	1,453,405
Brighthouse/Artisan International Portfolio (Class A) (a)	334,784	4,382,320
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	5,320	1,448,439
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	1,161,670	11,686,396
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	3,085,649	29,221,097
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	1,085,915	8,741,612
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	284,942	10,200,918
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	324,494	5,847,380
Clarion Global Real Estate Portfolio (Class A) (a)	237,215	2,910,629
Harris Oakmark International Portfolio (Class A) (a)	395,210	5,785,877
Invesco Comstock Portfolio (Class A) (a)	777,975	11,669,626
Invesco Global Equity Portfolio (Class A) (a)	49,160	1,461,041
Jennison Growth Portfolio (Class A) (b)	200,951	4,388,764
JPMorgan Core Bond Portfolio (Class A) (a)	4,324,044	45,272,738
JPMorgan Small Cap Value Portfolio (Class A) (a)	150,800	2,878,772
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	86,904	1,456,510
MFS Research International Portfolio (Class A) (a)	307,736	4,360,615
MFS Value Portfolio (Class A) (b)	771,896	13,114,505
Neuberger Berman Genesis Portfolio (Class A) (b)	113,370	2,901,131
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	4,906,542	52,549,064
PIMCO Total Return Portfolio (Class A) (a)	5,774,616	70,103,834
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	148,418	4,384,269
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	270,008	8,761,764
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	113,646	1,462,626
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	206,860	5,831,383
TCW Core Fixed Income Portfolio (Class A) (a)	5,148,024	55,495,696
VanEck Global Natural Resources Portfolio (Class A) (b)	636,804	7,234,097
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	2,145,420	29,220,627
Western Asset Management U.S. Government Portfolio (Class A) (b)	6,363,783	75,919,933

Total Mutual Funds (Cost $548,767,421)		583,759,730

Total Investments—100.1% (Cost $548,767,421)		583,759,730
Other assets and liabilities (net)—(0.1)%		(369,008)

Net Assets—100.0%		$583,390,722

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$583,759,730	$—	$—	$583,759,730
Total Investments	$583,759,730	$—	$—	$583,759,730

BHFTII-58

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	19,859,521	$204,751,656
Baillie Gifford International Stock Portfolio (Class A) (b)	8,162,739	130,685,457
BlackRock Bond Income Portfolio (Class A) (b)	4,113,370	455,802,480
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,725,499	92,590,301
BlackRock High Yield Portfolio (Class A) (a)	3,300,782	26,604,306
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,913,799	69,195,965
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	1,759,745	25,199,546
Brighthouse/Artisan International Portfolio (Class A) (a)	7,086,508	92,762,392
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	50,709	13,806,552
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	10,483,019	105,459,167
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	16,457,374	155,851,336
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	18,665,705	150,258,927
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	5,748,108	205,782,266
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	6,760,686	121,827,559
Clarion Global Real Estate Portfolio (Class A) (a)	3,326,802	40,819,866
Harris Oakmark International Portfolio (Class A) (a)	9,227,685	135,093,315
Invesco Comstock Portfolio (Class A) (a)	12,065,012	180,975,184
Invesco Global Equity Portfolio (Class A) (a)	1,782,140	52,965,193
Invesco Small Cap Growth Portfolio (Class A) (a)	1,279,472	25,320,752
Jennison Growth Portfolio (Class A) (b)	2,897,287	63,276,746
JPMorgan Core Bond Portfolio (Class A) (a)	18,095,376	189,458,583
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,165,038	41,330,580
Loomis Sayles Growth Portfolio (Class A) (a)	3,615,598	53,836,249
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	766,045	12,838,913
MFS Research International Portfolio (Class A) (a)	5,665,538	80,280,679
MFS Value Portfolio (Class A) (b)	12,969,374	220,349,661
Neuberger Berman Genesis Portfolio (Class A) (b)	1,044,521	26,729,288
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	28,813,652	308,594,215
PIMCO Total Return Portfolio (Class A) (a)	37,329,151	453,175,891
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	2,147,241	26,088,981
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	3,139,875	92,751,900
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	5,948,602	193,032,124
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	2,080,986	26,782,284
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	2,354,818	66,382,311
TCW Core Fixed Income Portfolio (Class A) (a)	31,626,149	340,929,882
VanEck Global Natural Resources Portfolio (Class A) (b)	9,255,296	105,140,159
Wells Capital Management Mid Cap Value Portfolio (Class A) (a)	1,003,110	13,762,668
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	15,315,583	208,598,234
Western Asset Management U.S. Government Portfolio (Class A) (b)	34,280,079	408,961,347

Total Mutual Funds (Cost $4,774,472,525)		5,218,052,915

Total Investments—100.0% (Cost $4,774,472,525)		5,218,052,915
Other assets and liabilities (net)—0.0%		(1,646,721)

Net Assets—100.0%		$5,216,406,194

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$5,218,052,915	$—	$—	$5,218,052,915
Total Investments	$5,218,052,915	$—	$—	$5,218,052,915

BHFTII-59

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	40,470,929	$417,255,283
Baillie Gifford International Stock Portfolio (Class A) (b)	27,585,565	441,644,893
BlackRock Bond Income Portfolio (Class A) (b)	6,753,522	748,357,780
BlackRock Capital Appreciation Portfolio (Class A) (b)	5,959,405	319,781,662
BlackRock High Yield Portfolio (Class A) (a)	9,300,084	74,958,678
Brighthouse Small Cap Value Portfolio (Class A) (a)	13,612,855	240,675,278
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	8,507,599	121,828,824
Brighthouse/Artisan International Portfolio (Class A) (a)	29,194,958	382,161,996
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	125,672	34,216,647
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	10,001,239	131,716,320
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	24,344,188	244,902,528
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	25,858,460	244,879,614
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	44,243,125	356,157,155
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	16,670,818	596,815,300
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	21,966,289	395,832,535
Clarion Global Real Estate Portfolio (Class A) (a)	16,224,162	199,070,468
Harris Oakmark International Portfolio (Class A) (a)	34,003,354	497,809,103
Invesco Comstock Portfolio (Class A) (a)	36,820,689	552,310,329
Invesco Global Equity Portfolio (Class A) (a)	4,320,783	128,413,672
Invesco Small Cap Growth Portfolio (Class A) (a)	7,735,694	153,089,381
Jennison Growth Portfolio (Class A) (b)	16,849,335	367,989,480
JPMorgan Core Bond Portfolio (Class A) (a)	22,866,217	239,409,290
JPMorgan Small Cap Value Portfolio (Class A) (a)	5,383,442	102,769,914
Loomis Sayles Growth Portfolio (Class A) (a)	24,081,340	358,571,147
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	5,580,561	93,530,206
MFS Research International Portfolio (Class A) (a)	18,329,989	259,735,939
MFS Value Portfolio (Class A) (b)	43,636,067	741,376,773
Neuberger Berman Genesis Portfolio (Class A) (b)	3,816,299	97,659,092
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	33,699,018	360,916,485
PIMCO Total Return Portfolio (Class A) (a)	58,962,323	715,802,604
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	7,781,825	94,549,172
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	10,892,376	321,760,795
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	18,880,802	612,682,021
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	7,570,987	97,438,606
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	8,010,124	225,805,407
TCW Core Fixed Income Portfolio (Class A) (a)	51,617,391	556,435,475
VanEck Global Natural Resources Portfolio (Class A) (b)	33,733,536	383,212,964
Wells Capital Management Mid Cap Value Portfolio (Class A) (a)	2,474,984	33,956,787
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	17,797,619	242,403,574
Western Asset Management U.S. Government Portfolio (Class A) (b)	40,606,149	484,431,357

Total Mutual Funds (Cost $11,163,799,419)		12,672,314,534

Total Investments—100.0% (Cost $11,163,799,419)		12,672,314,534
Other assets and liabilities (net)—0.0%		(3,454,302)

Net Assets—100.0%		$12,668,860,232

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$12,672,314,534	$—	$—	$12,672,314,534
Total Investments	$12,672,314,534	$—	$—	$12,672,314,534

BHFTII-60

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	14,754,440	$152,118,275
Baillie Gifford International Stock Portfolio (Class A) (b)	28,243,279	452,174,898
BlackRock Bond Income Portfolio (Class A) (b)	2,527,646	280,088,421
BlackRock Capital Appreciation Portfolio (Class A) (b)	5,997,169	321,808,113
BlackRock High Yield Portfolio (Class A) (a)	6,493,673	52,339,002
Brighthouse Small Cap Value Portfolio (Class A) (a)	16,320,326	288,543,368
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	8,929,621	127,872,177
Brighthouse/Artisan International Portfolio (Class A) (a)	30,519,417	399,499,163
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	105,737	28,788,931
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	16,912,720	222,740,516
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	10,355,030	104,171,597
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	37,633,823	302,952,274
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	15,447,907	553,035,088
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	21,676,358	390,607,978
Clarion Global Real Estate Portfolio (Class A) (a)	22,735,751	278,967,667
Frontier Mid Cap Growth Portfolio (Class A) (b)	1,196,133	53,622,644
Harris Oakmark International Portfolio (Class A) (a)	36,391,976	532,778,524
Invesco Comstock Portfolio (Class A) (a)	40,718,142	610,772,133
Invesco Global Equity Portfolio (Class A) (a)	5,436,655	161,577,379
Invesco Small Cap Growth Portfolio (Class A) (a)	11,751,543	232,563,032
Jennison Growth Portfolio (Class A) (b)	22,258,028	486,115,339
JPMorgan Core Bond Portfolio (Class A) (a)	9,725,230	101,823,158
JPMorgan Small Cap Value Portfolio (Class A) (a)	9,026,400	172,313,982
Loomis Sayles Growth Portfolio (Class A) (a)	32,963,891	490,832,332
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	10,952,409	183,562,379
MFS Research International Portfolio (Class A) (a)	23,280,608	329,886,215
MFS Value Portfolio (Class A) (b)	40,167,647	682,448,319
Morgan Stanley Discovery Portfolio (Class A) (a)	505,738	23,537,064
Neuberger Berman Genesis Portfolio (Class A) (b)	1,074,283	27,490,889
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	14,332,575	153,501,877
PIMCO Total Return Portfolio (Class A) (a)	25,076,388	304,427,345
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	10,919,386	132,670,537
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	14,618,741	431,837,607
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	18,547,116	601,853,909
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	8,525,339	109,721,115
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	6,768,429	190,802,010
TCW Core Fixed Income Portfolio (Class A) (a)	21,244,843	229,019,409
VanEck Global Natural Resources Portfolio (Class A) (b)	28,479,547	323,527,650
Wells Capital Management Mid Cap Value Portfolio (Class A) (a)	8,339,641	114,419,875
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	15,019,779	204,569,393

Total Mutual Funds (Cost $9,099,660,492)		10,841,381,584

Total Investments—100.0% (Cost $9,099,660,492)		10,841,381,584
Other assets and liabilities (net)—0.0%		(2,976,807)

Net Assets—100.0%		$10,838,404,777

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$10,841,381,584	$—	$—	$10,841,381,584
Total Investments	$10,841,381,584	$—	$—	$10,841,381,584

BHFTII-61

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—2.0%
Expeditors International of Washington, Inc.	191,114	$20,581,067

Auto Components—4.8%
BorgWarner, Inc. (a)	524,672	24,323,794
Gentex Corp.	695,370	24,803,848

		49,127,642

Automobiles—2.5%
Thor Industries, Inc. (a)	185,028	24,930,673

Banks—3.8%
Fifth Third Bancorp	523,216	19,594,439
M&T Bank Corp.	123,806	18,770,228

		38,364,667

Capital Markets—4.5%
Moelis & Co. - Class A (a)	457,041	25,082,410
Northern Trust Corp. (a)	193,480	20,336,683

		45,419,093

Chemicals—3.9%
Celanese Corp.	117,717	17,635,184
Corteva, Inc.	475,206	22,154,103

		39,789,287

Consumer Finance—2.6%
Synchrony Financial	641,400	26,079,324

Diversified Consumer Services—1.6%
H&R Block, Inc. (a)	726,503	15,837,765

Electric Utilities—2.1%
OGE Energy Corp. (a)	666,866	21,579,784

Electrical Equipment—2.2%
nVent Electric plc (a)	795,203	22,194,116

Entertainment—2.6%
Electronic Arts, Inc.	108,101	14,633,632
Lions Gate Entertainment Corp. - Class A (a) (b)	280,786	4,197,751
Lions Gate Entertainment Corp. - Class B (b)	581,624	7,502,950

		26,334,333

Equity Real Estate Investment Trusts—7.0%
Equity Commonwealth	498,776	13,865,973
Lamar Advertising Co. - Class A	271,567	25,505,572
PS Business Parks, Inc.	70,264	10,861,409
Public Storage (a)	45,092	11,126,902
STORE Capital Corp.	291,880	9,777,980

		71,137,836

Food & Staples Retailing—3.2%
Kroger Co. (The) (a)	468,094	16,846,703

Food & Staples Retailing—(Continued)
Sysco Corp.	201,640	15,877,134

		32,723,837

Food Products—2.2%
Tyson Foods, Inc. - Class A (a)	298,069	22,146,527

Health Care Equipment & Supplies—2.6%
Dentsply Sirona, Inc.	418,728	26,719,034

Health Care Providers & Services—3.8%
AmerisourceBergen Corp.	157,751	18,625,660
Centene Corp. (b)	306,800	19,607,588

		38,233,248

Hotels, Restaurants & Leisure—4.3%
Marriott International, Inc. - Class A (a)	160,284	23,739,663
Vail Resorts, Inc. (a)	68,904	20,096,541

		43,836,204

Insurance—7.1%
Arch Capital Group, Ltd. (b)	637,458	24,459,263
Globe Life, Inc. (a)	272,384	26,320,466
Progressive Corp. (The)	221,674	21,194,251

		71,973,980

Interactive Media & Services—2.7%
IAC/InterActiveCorp. (b)	124,708	26,975,587

Internet & Direct Marketing Retail—3.7%
Expedia Group, Inc.	215,966	37,172,068

Machinery—1.2%
Otis Worldwide Corp.	181,783	12,443,046

Marine—1.5%
Kirby Corp. (a) (b)	261,076	15,737,661

Media—7.5%
Liberty Broadband Corp. - Class C (a) (b)	60,618	9,101,793
Liberty Media Corp. - Class A (b)	226,230	9,972,219
Liberty Media Corp. - Class C (b)	224,848	9,918,045
News Corp. - Class A	1,117,131	28,408,641
Omnicom Group, Inc.	257,955	19,127,363

		76,528,061

Real Estate Management & Development—1.4%
Jones Lang LaSalle, Inc. (a) (b)	78,394	14,035,662

Road & Rail—3.5%
AMERCO	58,832	36,040,483

Semiconductors & Semiconductor Equipment—3.6%
Analog Devices, Inc. (a)	235,721	36,555,613

BHFTII-62

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—1.6%
Check Point Software Technologies, Ltd. (b)	146,661	$16,421,632

Specialty Retail—2.4%
AutoNation, Inc. (b)	261,199	24,348,971

Technology Hardware, Storage & Peripherals—1.8%
NetApp, Inc.	253,966	18,455,709

Trading Companies & Distributors—2.8%
Air Lease Corp.	572,855	28,069,895

Total Common Stocks (Cost $619,605,380)		979,792,805

Short-Term Investment—3.3%

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $33,891,192; collateralized by U.S. Treasury Note at 1.625%, maturing 02/15/26, with a market value of $34,569,086.	33,891,192	33,891,192

Total Short-Term Investments (Cost $33,891,192)		33,891,192

Securities Lending Reinvestments (c)—6.4%

Certificates of Deposit—1.3%
China Construction Bank Corp. 0.100%, 04/01/21	1,000,000	999,998
Cooperatieve Rabobank UA 0.264%, 3M LIBOR + 0.040%, 01/11/22 (d)	2,000,000	2,000,380
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (d)	3,000,000	3,000,750
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	2,000,000	1,999,980
Norinchukin Bank 0.210%, 04/07/21	1,000,000	1,000,023
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (d)	1,000,000	1,000,180
Skandinaviska Enskilda Banken AB 0.250%, 05/17/21	1,000,000	1,000,143
Toronto-Dominion Bank 0.304%, 3M LIBOR + 0.070%, 10/08/21 (d)	2,000,000	1,999,824

		13,001,278

Commercial Paper—0.3%
Bedford Row Funding Corp. 0.304%, 3M LIBOR + 0.080%, 10/21/21 (d)	1,000,000	1,000,319
UBS AG 0.200%, 09/15/21	1,997,956	1,997,764

		2,998,083

Repurchase Agreements—4.1%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $3,000,128; collateralized by various Common Stock with an aggregate market value of $3,333,394.	3,000,000	3,000,000
BMO Capital Markets Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/01/21 with a maturity value of $4,000,028; collateralized by various Common Stock with an aggregate market value of $4,400,078.	4,000,000	4,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $3,001,225; collateralized by various Common Stock with an aggregate market value of $3,300,000	3,000,000	3,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $7,002,858; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $7,482,232.	7,000,000	7,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $1,100,002; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $1,122,000.	1,100,000	1,100,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $300,001; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $306,001	300,000	300,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $7,388,725; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $7,536,499.	7,388,725	7,388,725
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $3,000,017; collateralized by various Common Stock with an aggregate market value of $3,333,389.	3,000,000	3,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $4,200,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $4,645,370.	4,200,000	4,200,000

BHFTII-63

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $1,300,059; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,437,853.	1,300,000	$1,300,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $200,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $221,941.	200,000	200,000
Societe Generale Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $2,000,009; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $2,219,834.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $5,200,027; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $5,771,567.	5,200,000	5,200,000

		41,688,725

Time Deposits—0.4%
ABN AMRO Bank NV 0.070%, 04/01/21	2,000,000	2,000,000
DZ Bank AG 0.020%, 04/01/21	2,000,000	2,000,000

		4,000,000

Mutual Funds—0.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (e)	1,000,000	1,000,000

Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (e)	2,000,000	2,000,000

		3,000,000

Total Securities Lending Reinvestments (Cost $64,686,869)		64,688,086

Total Investments—106.2% (Cost $718,183,441)		1,078,372,083
Other assets and liabilities (net)—(6.2)%		(63,243,073)

Net Assets—100.0%		$1,015,129,010

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $61,562,927 and the collateral received consisted of cash in the amount of $64,686,681. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

BHFTII-64

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$979,792,805	$—	$—	$979,792,805
Total Short-Term Investment*	—	33,891,192	—	33,891,192
Securities Lending Reinvestments
Certificates of Deposit	—	13,001,278	—	13,001,278
Commercial Paper	—	2,998,083	—	2,998,083
Repurchase Agreements	—	41,688,725	—	41,688,725
Time Deposits	—	4,000,000	—	4,000,000
Mutual Funds	3,000,000	—	—	3,000,000
Total Securities Lending Reinvestments	3,000,000	61,688,086	—	64,688,086
Total Investments	$982,792,805	$95,579,278	$—	$1,078,372,083

Collateral for Securities Loaned (Liability)	$—	$(64,686,681)	$—	$(64,686,681)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-65

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks — 99.1% of Net Assets

Security Description	Shares	Value

Australia — 7.0%
A2B Australia, Ltd. (a)	55,813	$50,944
Accent Group, Ltd.	97,699	167,372
Adairs, Ltd.	28,605	82,734
Adbri, Ltd.	118,950	314,996
Ainsworth Game Technology, Ltd. (a)	51,616	31,725
Alkane Resources, Ltd. (a)	145,570	76,253
Alliance Aviation Services, Ltd. (a)	6,026	17,981
ALS, Ltd.	102,289	754,243
Altium, Ltd.	10,414	210,622
AMA Group, Ltd. (a)	145,469	61,500
Ansell, Ltd.	10,866	324,707
AP Eagers, Ltd.	38,258	407,360
Appen, Ltd.	12,693	153,457
Arafura Resources, Ltd. (a)	209,179	26,287
ARB Corp., Ltd.	28,746	754,960
Ardent Leisure Group, Ltd. (a)	113,950	80,274
Asaleo Care, Ltd.	98,648	104,642
AUB Group, Ltd.	28,168	413,022
Aurelia Metals, Ltd.	300,118	84,570
Austal, Ltd.	105,389	179,517
Australian Agricultural Co., Ltd. (a)	114,933	104,783
Australian Finance Group, Ltd.	31,669	63,300
Australian Pharmaceutical Industries, Ltd.	149,765	145,847
Australian Strategic Materials, Ltd. (a)	3,313	11,926
Australian Strategic Materials, Ltd. (a)	29,114	104,799
Auswide Bank, Ltd.	9,552	48,385
AVJennings, Ltd.	10,332	4,242
AVZ Minerals, Ltd. (a)	250,407	37,391
Baby Bunting Group, Ltd.	22,363	94,517
Bank of Queensland, Ltd.	212,084	1,396,668
Bapcor, Ltd.	85,877	489,520
Beach Energy, Ltd.	171,800	223,422
Bega Cheese, Ltd.	108,313	523,045
Bendigo & Adelaide Bank, Ltd.	85,683	655,948
Bingo Industries, Ltd.	156,543	360,026
Blackmores, Ltd.	5,258	319,116
Blue Sky Alternative Investments, Ltd. (a) (b) (c)	6,725	177
Bravura Solutions, Ltd.	78,085	152,471
Breville Group, Ltd.	31,096	639,530
Brickworks, Ltd.	16,435	261,003
BSA, Ltd.	28,058	6,198
BWX, Ltd.	18,602	65,509
Capitol Health, Ltd.	260,324	68,187
Capral, Ltd.	4,864	22,719
Cardno, Ltd.	69,333	32,207
Carnarvon Petroleum, Ltd. (a)	66,586	13,167
carsales.com, Ltd.	49,610	673,809
Cash Converters International, Ltd.	152,939	26,767
Catapult Group International, Ltd. (a)	29,810	42,822
Cedar Woods Properties, Ltd.	26,221	134,571
Challenger, Ltd.	87,504	427,399
Champion Iron, Ltd. (a)	56,704	237,225
City Chic Collective, Ltd. (a)	7,943	24,108
Cleanaway Waste Management, Ltd.	291,733	488,731
Clinuvel Pharmaceuticals, Ltd.	9,453	194,703
Clover Corp., Ltd.	39,945	56,031
Codan, Ltd.	31,190	366,786

Australia —(Continued)
Collection House, Ltd. (a)	40,783	6,965
Collins Foods, Ltd.	30,579	242,280
Cooper Energy, Ltd. (a)	552,999	113,579
Corporate Travel Management, Ltd. (a)	27,644	413,208
Costa Group Holdings, Ltd.	119,797	430,943
Credit Corp. Group, Ltd.	20,160	503,088
CSR, Ltd.	202,146	890,392
Dacian Gold, Ltd. (a)	65,439	16,500
Data #3, Ltd.	49,016	193,774
Decmil Group, Ltd. (a)	40,865	18,787
Deterra Royalties, Ltd.	76,879	229,643
Dicker Data, Ltd.	5,894	45,653
Domain Holdings Australia, Ltd. (a)	96,746	309,221
Downer EDI, Ltd.	117,346	459,266
Earlypay, Ltd.	40,098	13,400
Eclipx Group, Ltd. (a)	63,282	93,229
Elanor Investor Group	5,934	6,758
Elders, Ltd.	45,511	430,677
Emeco Holdings, Ltd. (a)	147,781	106,897
Energy World Corp., Ltd. (a)	325,379	23,852
EQT Holdings, Ltd.	3,231	58,972
Estia Health, Ltd. (a)	52,899	86,508
Euroz, Ltd.	25,309	29,883
Event Hospitality and Entertainment, Ltd. (a)	36,034	314,590
FAR, Ltd. (a) (b) (c)	1,010,302	3,146
Fiducian Group, Ltd.	3,121	14,752
Finbar Group, Ltd.	6,909	4,386
Fleetwood, Ltd.	35,042	68,694
Flight Centre Travel Group, Ltd. (a)	9,316	128,069
Freedom Foods Group, Ltd. (a)	35,888	12,812
G8 Education, Ltd. (a)	300,520	236,556
Galaxy Resources, Ltd. (a)	120,846	233,927
Genworth Mortgage Insurance Australia, Ltd. (a)	66,059	128,720
Gold Road Resources, Ltd.	184,732	155,696
GrainCorp, Ltd. - Class A	83,590	334,363
Grange Resources, Ltd.	120,000	43,762
Greenland Minerals Ltd. (a)	349,524	46,522
GUD Holdings, Ltd.	39,871	355,432
GWA Group, Ltd.	80,116	174,214
Hansen Technologies, Ltd.	57,391	237,031
Hastings Technology Metals, Ltd. (a)	124,937	18,129
Healius, Ltd.	240,513	747,942
HT&E, Ltd. (a)	90,343	119,361
HUB24, Ltd.	14,616	229,351
Humm Group, Ltd. (a)	107,580	78,782
Huon Aquaculture Group, Ltd. (a)	3,410	6,555
IDM International, Ltd. (a) (b) (c)	1,969	0
IGO, Ltd.	171,239	822,846
Iluka Resources, Ltd.	76,879	423,179
Imdex, Ltd.	110,358	136,496
Incitec Pivot, Ltd. (a)	104,052	229,459
Infomedia, Ltd.	133,597	152,494
Inghams Group, Ltd.	71,096	180,528
Intega Group, Ltd.	69,333	21,089
Integral Diagnostics, Ltd.	34,146	123,210
Integrated Research, Ltd.	28,972	51,174
International Ferro Metals, Ltd. (a) (b) (c)	82,765	0

BHFTII-66

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia —(Continued)
Invocare, Ltd.	48,219	$411,458
IOOF Holdings, Ltd.	218,350	585,572
IPH, Ltd.	59,961	302,236
Iress, Ltd.	58,472	408,865
IVE Group, Ltd.	19,754	21,215
Japara Healthcare, Ltd. (a)	32,040	18,057
Johns Lyng Group, Ltd.	26,883	78,519
Jumbo Interactive, Ltd.	12,118	116,889
Jupiter Mines, Ltd.	439,415	105,383
Karoon Energy, Ltd. (a)	168,923	138,374
Kogan.com, Ltd.	16,750	153,443
Lifestyle Communities, Ltd.	20,891	218,155
Link Administration Holdings, Ltd.	167,403	654,756
Lovisa Holdings, Ltd.	11,216	122,664
Lycopodium, Ltd.	6,179	24,564
Lynas Rare Earths, Ltd. (a)	256,664	1,210,806
MACA, Ltd.	71,850	55,821
Macmahon Holdings, Ltd.	380,170	57,805
Mayne Pharma Group, Ltd. (a)	452,144	120,763
McMillan Shakespeare, Ltd.	26,993	223,763
McPherson’s, Ltd.	39,600	43,317
Medusa Mining, Ltd.	60,972	36,134
Mesoblast, Ltd. (a)	42,929	70,526
Metals X, Ltd. (a)	104,677	16,733
Metcash, Ltd.	366,002	1,025,455
Mineral Resources, Ltd.	6,348	184,079
MMA Offshore, Ltd. (a)	78,350	19,375
Moelis Australia, Ltd.	8,784	33,806
Monadelphous Group, Ltd.	37,296	295,630
Monash IVF Group, Ltd.	36,262	21,755
Money3 Corp., Ltd.	47,676	105,223
Morning Star Gold NL (a) (b) (c)	33,455	0
Mortgage Choice, Ltd.	48,689	71,053
Mount Gibson Iron, Ltd.	152,338	88,077
Myer Holdings, Ltd. (a)	355,143	86,583
MyState, Ltd.	14,438	47,975
Navigator Global Investments, Ltd.	45,623	51,381
Nearmap, Ltd. (a)	109,995	169,656
Netwealth Group, Ltd.	24,001	246,512
New Energy Solar, Ltd.	16,213	9,611
New Hope Corp., Ltd.	137,727	148,377
NEXTDC, Ltd. (a)	8,282	65,877
nib holdings, Ltd.	154,793	615,408
Nick Scali, Ltd.	21,771	165,094
Nine Entertainment Co. Holdings, Ltd.	493,097	1,040,967
NRW Holdings, Ltd.	134,771	202,122
Nufarm, Ltd. (a)	102,823	416,502
Objective Corp., Ltd.	2,117	20,470
OceanaGold Corp. (a)	233,911	348,065
OFX Group, Ltd.	99,303	82,922
OM Holdings, Ltd.	21,506	10,946
Omni Bridgeway, Ltd.	75,128	200,771
oOh!media, Ltd. (a)	130,777	173,286
Orora, Ltd.	248,793	575,839
OZ Minerals, Ltd.	83,670	1,449,977
Pacific Current Group, Ltd.	12,733	52,531
Pacific Niugini, Ltd. (a)	89,162	12,920

Australia —(Continued)
Pacific Smiles Group, Ltd.	13,431	25,564
Pact Group Holdings, Ltd.	50,886	136,285
Peet, Ltd.	88,199	76,985
Pendal Group, Ltd.	81,314	402,939
Perenti Global, Ltd.	204,417	158,186
Perpetual, Ltd.	20,527	515,984
Perseus Mining, Ltd. (a)	378,189	311,495
Pilbara Minerals, Ltd. (a)	37,144	29,692
Platinum Asset Management, Ltd.	71,195	271,546
Praemium, Ltd. (a)	98,955	47,825
Premier Investments, Ltd.	35,982	713,281
Pro Medicus, Ltd.	14,226	447,689
Propel Funeral Partners, Ltd.	7,202	16,862
PSC Insurance Group, Ltd.	6,696	16,733
PWR Holdings, Ltd.	9,738	42,358
QANTM Intellectual Property, Ltd.	14,173	11,049
Qube Holdings, Ltd.	25,220	57,507
Ramelius Resources, Ltd.	229,213	259,775
Reckon, Ltd.	36,898	22,032
Red 5, Ltd. (a)	362,960	42,947
Redbubble, Ltd. (a)	3,334	12,723
Redcape Hotel Group	38,088	28,652
Regis Healthcare, Ltd.	26,109	40,887
Regis Resources, Ltd.	186,084	412,921
Reject Shop, Ltd. (The) (a)	12,421	59,492
Resolute Mining, Ltd. (a)	357,444	120,536
Rhipe, Ltd.	12,338	14,664
Ridley Corp., Ltd.	113,689	103,837
RPMGlobal Holdings, Ltd. (a)	17,010	17,794
Salmat, Ltd. (a) (b) (c)	45,807	0
Sandfire Resources NL	52,696	215,055
SeaLink Travel Group, Ltd.	4,293	29,900
Select Harvests, Ltd.	43,727	207,767
Senex Energy, Ltd.	50,094	110,119
Servcorp, Ltd.	21,215	53,386
Service Stream, Ltd.	102,973	83,303
Seven West Media, Ltd. (a)	408,410	146,472
SG Fleet Group, Ltd. (b) (c)	24,267	47,555
Shaver Shop Group, Ltd.	18,090	15,487
Sigma Healthcare, Ltd. (a)	397,261	205,319
Silver Lake Resources, Ltd. (a)	202,549	232,800
SmartGroup Corp., Ltd.	29,372	141,506
SolGold plc (a)	15,118	4,606
Southern Cross Media Group, Ltd. (a)	76,997	121,256
Spark Infrastructure Group	503,854	831,611
SpeedCast International, Ltd. (a) (b) (c)	65,225	0
SRG Global, Ltd.	9,380	3,252
St. Barbara, Ltd.	265,763	399,469
Star Entertainment Group, Ltd. (The) (a)	245,154	708,160
Steadfast Group, Ltd.	220,792	640,041
Sunland Group, Ltd.	40,150	71,800
Super Retail Group, Ltd.	59,143	530,538
Superloop, Ltd. (a)	16,193	11,343
Syrah Resources, Ltd. (a)	108,096	86,282
Tassal Group, Ltd.	81,279	206,367
Technology One, Ltd.	79,705	569,170
Temple & Webster Group, Ltd. (a)	5,673	39,354

BHFTII-67

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia —(Continued)
Tiger Resources, Ltd. (a) (b) (c)	591,241	$90
Tribune Resources, Ltd.	2,377	9,617
United Malt Group, Ltd.	95,694	296,295
Virgin Australia International Holding, Ltd. (b) (c)	968,773	0
Virtus Health, Ltd.	37,091	170,658
Vista Group International, Ltd. (a)	33,201	51,046
Vita Group, Ltd.	32,093	21,208
Viva Energy Group, Ltd.	120,875	154,727
Vocus Group, Ltd. (a)	205,776	853,926
Webjet, Ltd. (a)	84,765	360,944
Western Areas, Ltd.	135,637	212,224
Westgold Resources, Ltd. (a)	109,349	167,361
Whitehaven Coal, Ltd. (a)	259,853	349,892
WPP AUNZ, Ltd.	131,382	64,924

		49,448,096

Austria—1.8%
A-TEC Industries AG (b) (c)	1	0
Agrana Beteiligungs AG	4,073	83,761
ams AG (a)	67,282	1,340,379
Andritz AG (d)	20,093	904,996
Austria Technologie & Systemtechnik AG	11,814	424,802
BAWAG Group AG (a)	15,608	806,390
CA Immobilien Anlagen AG	21,414	906,617
DO & Co. AG (a) (d)	2,435	196,551
EVN AG	9,993	215,150
FACC AG (a) (d)	6,291	66,966
Flughafen Wien AG (a)	900	30,880
IMMOFINANZ AG (a)	29,420	600,622
Kapsch TrafficCom AG (a)	1,870	32,674
Lenzing AG (a)	3,209	412,592
Mayr Melnhof Karton AG	2,829	581,945
Oberbank AG	198	19,923
Oesterreichische Post AG (d)	10,088	441,217
Palfinger AG	5,204	203,725
POLYTEC Holding AG (a)	8,428	105,816
Porr AG (a) (d)	2,048	37,471
Raiffeisen Bank International AG (a)	9,202	201,945
Rosenbauer International AG	1,414	81,915
S IMMO AG	17,333	435,968
S&T AG (a) (d)	15,588	387,549
Schoeller-Bleckmann Oilfield Equipment AG	3,509	157,446
Semperit AG Holding (a)	5,116	227,683
Strabag SE	5,560	196,615
Telekom Austria AG	40,133	316,306
UBM Development AG	1,459	64,861
UNIQA Insurance Group AG	35,957	269,911
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,472	375,126
voestalpine AG	33,438	1,388,157
Wienerberger AG	34,847	1,275,323
Zumtobel Group AG (a)	8,536	78,491

		12,869,773

Belgium—1.5%
Ackermans & van Haaren NV	7,558	1,201,209
AGFA-Gevaert NV (a)	50,218	233,226

Belgium—(Continued)
Atenor	1,361	90,658
Banque Nationale de Belgique	71	152,412
Barco NV	24,885	583,757
Bekaert S.A.	11,685	488,991
Biocartis NV (a) (d)	10,340	54,332
bpost S.A. (a)	18,928	181,258
Cie d’Entreprises CFE (a)	2,872	288,604
Cie Immobiliere de Belgique S.A.	1,276	96,648
D’ieteren S.A.	8,787	860,578
Deceuninck NV (a)	27,313	95,764
Econocom Group S.A.	39,556	155,450
Elia Group S.A.	7,902	870,557
Etablissements Franz Colruyt NV	2,029	121,023
Euronav NV	53,441	488,664
EVS Broadcast Equipment S.A. (a)	4,761	100,519
Exmar NV (a)	10,339	43,282
Fagron	13,001	288,539
GIMV NV	4,622	276,450
Greenyard NV (a)	5,819	59,294
Ion Beam Applications	6,507	125,333
Jensen-Group NV (a)	1,035	32,049
Kinepolis Group NV (a) (d)	4,506	233,657
Lotus Bakeries NV	92	486,618
MDxHealth (a)	8,434	11,414
Melexis NV	5,164	546,299
Mithra Pharmaceuticals S.A. (a) (d)	506	16,079
Ontex Group NV (a)	16,729	176,218
Orange Belgium S.A.	5,071	136,170
Oxurion NV (a)	12,685	36,964
Picanol	849	75,078
Proximus SADP	7,226	157,311
Recticel S.A.	15,533	226,223
Resilux NV	229	44,043
Roularta Media Group NV (a)	1,629	27,425
Shurgard Self Storage S.A.	2,486	113,241
Sipef S.A. (a)	1,958	105,510
Telenet Group Holding NV	8,880	360,382
TER Beke S.A.	141	18,848
Tessenderlo Group S.A. (a)	6,893	302,773
Van de Velde NV	1,970	57,869
VGP NV	168	26,885
Viohalco S.A.	45,397	263,873
X-Fab Silicon Foundries SE (a)	4,727	40,755

		10,352,232

Cambodia—0.0%
NagaCorp, Ltd.	48,000	56,813

Canada—11.0%
5N Plus, Inc. (a)	33,732	123,472
Absolute Software Corp.	17,854	247,913
Acadian Timber Corp. (d)	3,800	58,964
Advantage Oil & Gas, Ltd. (a)	91,030	171,673
Aecon Group, Inc.	27,122	419,337
AG Growth International, Inc.	5,820	205,532
AGF Management, Ltd. - Class B	27,980	166,762

BHFTII-68

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Aimia, Inc. (a)	30,943	$127,298
Air Canada (a) (d)	4,952	103,044
AirBoss of America Corp.	3,761	120,459
Alamos Gold, Inc. - Class A	5,600	43,736
Alamos Gold, Inc. - Class A	129,119	1,008,951
Alaris Equity Partners Income (d)	16,654	210,709
Alcanna, Inc. (a) (d)	12,660	78,074
Alexco Resource Corp. (a) (d)	22,734	57,165
Algoma Central Corp.	7,610	104,155
AltaGas, Ltd.	25,204	419,966
Altius Minerals Corp.	12,660	151,211
Altus Group, Ltd.	12,988	624,648
Americas Gold And Silver Corp. (a)	4,400	9,979
Amerigo Resources, Ltd. (a) (d)	35,000	25,344
Andrew Peller, Ltd. - Class A	11,417	98,389
ARC Resources, Ltd. (d)	133,371	819,308
Aritzia, Inc. (a)	24,637	572,452
Ascot Resources, Ltd. (a)	16,500	12,867
Atco, Ltd. - Class I	14,586	484,227
Athabasca Oil Corp. (a) (d)	144,824	61,078
ATS Automation Tooling Systems, Inc. (a)	25,733	542,017
AutoCanada, Inc. (a) (d)	8,428	205,217
Badger Daylighting, Ltd.	11,262	384,182
Birchcliff Energy, Ltd.	80,388	166,955
Bird Construction, Inc. (d)	18,612	132,551
Black Diamond Group, Ltd. (a)	19,812	54,705
Blackberry, Ltd. (a)	64,959	544,814
BlackBerry, Ltd. (U.S. Listed Shares) (a) (d)	94,314	795,067
BMTC Group, Inc.	5,387	51,097
Boralex, Inc. - Class A	25,118	789,897
Bridgemarq Real Estate Services (d)	3,500	45,703
BRP, Inc.	6,123	530,933
Calian Group, Ltd.	2,846	129,652
Cameco Corp.	43,901	729,196
Cameco Corp.	23,815	394,927
Canaccord Genuity Group, Inc.	30,012	274,638
Canacol Energy, Ltd.	40,661	116,479
Canada Goose Holdings, Inc. (a)	4,869	191,126
Canada Goose Holdings, Inc. (a)	13,191	517,747
Canadian Western Bank (d)	32,028	815,291
Canfor Corp. (a)	24,541	508,317
Canfor Pulp Products, Inc. (a)	15,297	108,334
CanWel Building Materials Group, Ltd.	19,304	138,248
Capital Power Corp. (d)	40,008	1,158,822
Capstone Mining Corp. (a)	117,839	388,202
Cardinal Energy, Ltd. (a) (d)	32,459	67,671
Cascades, Inc.	34,936	437,291
Celestica, Inc. (a)	46,685	390,063
Centerra Gold, Inc.	71,985	636,964
Cervus Equipment Corp.	2,998	37,717
CES Energy Solutions Corp. (a)	90,181	115,534
CI Financial Corp.	53,812	777,185
Cineplex, Inc. (a) (d)	6,894	65,336
Clairvest Group, Inc.	200	10,305
Cogeco Communications, Inc.	3,980	373,709
Cogeco, Inc.	2,109	162,702
Colliers International Group, Inc.	10,661	1,047,521

Canada—(Continued)
Computer Modelling Group, Ltd.	28,920	132,323
Copper Mountain Mining Corp. (a)	63,622	157,448
Corby Spirit and Wine, Ltd.	3,957	55,323
Corus Entertainment, Inc. - B Shares	69,390	315,836
Crescent Point Energy Corp.	89,477	373,088
Crescent Point Energy Corp. (U.S. Listed Shares)	44,283	184,660
Crew Energy, Inc. (a) (d)	69,029	64,816
CRH Medical Corp. (a) (d)	27,305	107,986
Denison Mines Corp. (a)	231,048	251,879
Dexterra Group, Inc.	13,742	63,970
DIRTT Environmental Solutions (a) (d)	17,310	53,168
Dorel Industries, Inc. - Class B (a)	12,134	122,528
DREAM Unlimited Corp. - Class A	8,735	157,156
Dundee Precious Metals, Inc.	45,872	279,970
E-L Financial Corp., Ltd.	677	498,309
ECN Capital Corp.	87,631	545,994
EcoSynthetix, Inc. (a) (d)	8,700	30,391
Eldorado Gold Corp. (a)	67,558	730,037
Element Fleet Management Corp. (d)	109,242	1,195,255
Endeavour Silver Corp. (a) (d)	34,348	170,004
Enerflex, Ltd.	29,289	189,014
Enerplus Corp. (d)	56,230	282,336
Enerplus Corp. (U.S. Listed Shares)	4,452	22,304
Enghouse Systems, Ltd.	13,878	643,709
Ensign Energy Services, Inc. (a)	51,526	45,921
Equitable Group, Inc.	4,209	422,675
ERO Copper Corp. (a)	16,890	290,706
Evertz Technologies, Ltd.	9,349	108,168
Exchange Income Corp.	2,651	84,886
Exco Technologies, Ltd.	11,932	100,929
EXFO, Inc. (a)	85	364
EXFO, Inc. (U.S. Listed Shares) (a)	5,432	23,140
Extendicare, Inc.	29,162	178,680
Fiera Capital Corp. (d)	22,157	175,782
Finning International, Inc.	50,788	1,291,624
Firm Capital Mortgage Investment Corp. (d)	9,574	107,038
First Majestic Silver Corp. (a) (d)	45,160	704,334
First Mining Gold Corp. (a) (d)	50,000	14,323
First National Financial Corp.	4,907	193,203
Fission Uranium Corp. (a)	114,725	47,471
Fortuna Silver Mines, Inc. (a) (d)	4,200	27,174
Fortuna Silver Mines, Inc. (a) (d)	60,121	389,899
Freehold Royalties, Ltd.	35,012	201,987
Galiano Gold, Inc. (a) (d)	23,027	26,202
Gamehost, Inc. (a)	4,952	27,820
GDI Integrated Facility Services, Inc. (a)	3,200	134,524
Gibson Energy, Inc. (d)	42,525	753,586
Goeasy, Ltd.	3,895	387,764
GoGold Resources, Inc. (a)	18,500	34,595
GoldMoney, Inc. (a)	11,000	27,222
Gran Tierra Energy, Inc. (a)	112,213	78,577
Great Canadian Gaming Corp. (a)	17,160	590,844
Guardian Capital Group, Ltd. - Class A	5,600	131,455
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	0
Hardwoods Distribution, Inc.	2,602	65,531
Headwater Exploration, Inc. (a)	21,385	66,536
Heroux-Devtek, Inc. (a)	13,806	188,408

BHFTII-69

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
High Liner Foods, Inc. (d)	8,307	$88,841
Home Capital Group, Inc. (a)	20,802	510,325
HudBay Minerals, Inc. (d)	99,983	684,216
iA Financial Corp., Inc.	18,946	1,030,143
IAMGOLD Corp. (a)	162,515	483,652
IAMGOLD Corp. (a)	18,603	55,437
IBI Group, Inc. (a) (d)	5,900	47,793
Imperial Metals Corp. (a) (d)	18,151	64,851
Information Services Corp.	2,900	56,745
Innergex Renewable Energy, Inc. (d)	35,108	613,768
Inter Pipeline, Ltd.	16,447	235,181
Interfor Corp. (a)	30,492	686,658
International Petroleum Corp. (a) (d)	25,919	85,592
International Tower Hill Mines, Ltd. (a) (d)	21,604	23,208
Intertape Polymer Group, Inc.	23,413	521,655
Invesque, Inc. (a) (d)	9,800	27,930
Ivanhoe Mines, Ltd. - Class A (a)	165,144	850,228
Jamieson Wellness, Inc.	12,957	379,111
Just Energy Group, Inc. (a)	1,567	1,504
K-Bro Linen, Inc.	3,219	107,402
Karora Resources, Inc. (a)	10,330	27,866
Kelt Exploration, Ltd. (a) (d)	58,951	124,779
Keyera Corp. (d)	51,407	1,068,474
Kinaxis, Inc. (a)	7,497	874,918
Kingsway Financial Services, Inc. (a) (d)	8,765	40,757
Knight Therapeutics, Inc. (a)	40,310	174,173
KP Tissue, Inc.	1,400	12,143
Labrador Iron Ore Royalty Corp. (d)	20,800	612,894
Largo Resources, Ltd. (a) (d)	8,317	115,155
Lassonde Industries, Inc. - Class A	900	123,180
Laurentian Bank of Canada	16,783	534,593
Leon’s Furniture, Ltd.	9,639	176,335
Lightstream Resources, Ltd. (a) (b) (c)	108,373	0
Linamar Corp.	15,501	913,877
Lucara Diamond Corp. (a) (d)	110,136	63,100
Lundin Gold, Inc. (a)	11,400	89,262
Magellan Aerospace Corp.	5,794	47,557
Mainstreet Equity Corp. (a) (d)	2,261	143,645
Major Drilling Group International, Inc. (a)	36,670	196,962
Manitok Energy, Inc. (a) (b) (c)	122	0
Maple Leaf Foods, Inc.	26,200	597,302
Martinrea International, Inc.	32,289	315,259
Maverix Metals, Inc.	2,644	13,886
Maverix Metals, Inc.	5,042	26,571
Maxim Power Corp. (a)	2,800	5,303
MDF Commerce, Inc. (a) (d)	4,176	39,278
Medical Facilities Corp.	12,861	74,503
MEG Energy Corp. (a)	76,654	397,696
Melcor Developments, Ltd.	3,120	29,544
Methanex Corp. (d)	8,422	309,930
Morguard Corp.	1,400	130,341
Morneau Shepell, Inc.	21,185	558,157
Mountain Province Diamonds, Inc. (a)	1,600	713
MTY Food Group, Inc. (a) (d)	6,320	289,924
Mullen Group, Ltd.	37,792	366,282
Neo Performance Materials, Inc.	4,300	68,844
New Gold, Inc. (a)	172,247	265,902

Canada—(Continued)
NFI Group, Inc.	13,236	294,695
Nighthawk Gold Corp. (a) (d)	4,900	3,821
North American Construction Group, Ltd.	10,441	112,494
North West Co., Inc. (The) (d)	15,571	452,373
NuVista Energy, Ltd. (a) (d)	59,117	111,488
Onex Corp.	8,346	519,076
Osisko Gold Royalties, Ltd.	36,436	401,269
Osisko Gold Royalties, Ltd. (d)	6,400	70,528
Osisko Mining, Inc. (a)	12,300	28,775
Pan American Silver Corp.	939	28,169
Paramount Resources, Ltd. - Class A (a)	19,290	156,107
Parex Resources, Inc. (a)	53,359	951,520
Park Lawn Corp.	8,556	224,129
Parkland Corp.	38,209	1,148,064
Pason Systems, Inc. (d)	24,116	170,407
Peyto Exploration & Development Corp.	67,791	287,520
Photon Control, Inc. (a) (d)	32,700	65,572
PHX Energy Services Corp. (d)	12,350	27,123
Pinnacle Renewable Energy, Inc. (d)	4,300	38,562
Pizza Pizza Royalty Corp.	6,998	57,857
Points International, Ltd. (a)	5,320	80,433
Polaris Infrastructure, Inc.	5,300	90,252
Pollard Banknote, Ltd. (d)	2,690	110,494
PolyMet Mining Corp. (a)	3,835	12,146
PrairieSky Royalty, Ltd. (d)	67,152	724,047
Precision Drilling Corp. (a) (d)	5,194	112,212
Premier Gold Mines, Ltd. (a)	47,868	105,891
Premium Brands Holdings Corp. (d)	10,725	1,021,892
Pretium Resources, Inc. (a) (d)	49,167	510,176
Pretium Resources, Inc. (a)	1,100	11,407
Primo Water Corp. (d)	45,705	744,475
Pulse Seismic, Inc. (a) (d)	15,720	19,889
Quarterhill, Inc. (d)	52,761	107,898
Questerre Energy Corp. - Class A (a) (d)	83,569	12,302
Real Matters, Inc. (a)	25,451	289,607
Recipe Unlimited Corp. (a)	4,150	67,136
RF Capital Group, Inc. (a)	17,303	29,052
Richelieu Hardware, Ltd.	18,090	594,507
Rogers Sugar, Inc.	35,106	153,084
Roxgold, Inc. (a) (d)	78,600	96,944
Russel Metals, Inc.	23,322	463,768
Sabina Gold & Silver Corp. (a) (d)	64,606	93,051
Sagen MI Canada, Inc.	14,002	484,115
Sandstorm Gold, Ltd. (a)	58,462	396,818
Savaria Corp. (d)	10,600	147,862
Secure Energy Services, Inc.	55,376	159,955
Seven Generations Energy, Ltd. - Class A (a)	66,566	450,236
ShawCor, Ltd. (a)	21,791	92,075
Sienna Senior Living, Inc. (d)	22,176	252,694
Sierra Wireless, Inc. (a)	16,910	248,799
Sleep Country Canada Holdings, Inc.	12,404	313,481
SNC-Lavalin Group, Inc.	26,078	558,207
Spin Master Corp. (a)	7,348	205,173
Sprott, Inc. (d)	6,042	229,526
SSR Mining, Inc. (d)	69,250	990,230
Stantec, Inc.	31,313	1,340,526
Stelco Holdings, Inc.	10,484	235,008

BHFTII-70

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Stella-Jones, Inc.	16,794	$681,275
Steppe Gold, Ltd. (a) (d)	6,300	10,678
Storm Resources, Ltd. (a) (d)	32,500	70,602
SunOpta, Inc. (a)	26,392	390,199
Superior Plus Corp.	56,115	634,961
Surge Energy, Inc. (a) (d)	85,275	41,392
Tamarack Valley Energy, Ltd. (a) (d)	69,684	131,416
Taseko Mines, Ltd. (a)	108,786	186,114
TeraGo, Inc. (a)	4,100	18,074
TerraVest Industries, Inc.	900	11,989
Tervita Corp. (a)	3,508	12,869
TFI International, Inc. (d)	24,352	1,825,383
Tidewater Midstream and Infrastructure, Ltd. (d)	79,200	64,913
Timbercreek Financial Corp. (d)	30,426	213,783
Torex Gold Resources, Inc. (a)	27,594	348,466
Toromont Industries, Ltd.	2,468	188,905
Total Energy Services, Inc. (a)	17,786	55,480
Tourmaline Oil Corp.	73,410	1,397,284
TransAlta Corp. (d)	97,104	919,502
TransAlta Renewables, Inc.	28,608	468,263
Transcontinental, Inc. - Class A	29,230	514,496
TransGlobe Energy Corp. (a)	12,972	20,438
Trevali Mining Corp. (a)	90,600	14,058
Trican Well Service, Ltd. (a) (d)	101,707	167,529
Tricon Capital Group, Inc.	40,178	411,147
Trisura Group, Ltd. (a)	2,200	208,341
Uni-Select, Inc. (a)	13,271	95,781
Vecima Networks, Inc. (d)	2,500	29,333
Vermilion Energy, Inc. (a)	28,810	209,306
VersaBank (d)	2,000	24,668
Wajax Corp.	7,885	124,546
Waterloo Brewing, Ltd.	2,600	12,765
Wesdome Gold Mines, Ltd. (a)	54,507	361,732
Western Forest Products, Inc. (d)	145,247	209,196
Westshore Terminals Investment Corp. (d)	17,388	268,423
Whitecap Resources, Inc. (d)	152,919	671,690
WildBrain, Ltd. (a) (d)	53,045	119,876
Winpak, Ltd.	9,852	353,330
Yamana Gold, Inc.	205,724	893,812
Yellow Pages, Ltd.	6,975	68,102
Zenith Capital Corp. (a) (b) (c)	12,830	5,517

		78,455,596

China—0.3%
BOE Varitronix, Ltd.	137,000	59,912
Bund Center Investment, Ltd.	138,000	54,371
CGN Mining Co., Ltd.	145,000	9,737
China Display Optoelectronics Technology Holdings, Ltd. (a)	136,000	8,667
China Gold International Resources Corp., Ltd. (a) (d)	79,013	212,512
China Sunsine Chemical Holdings, Ltd.	70,000	27,365
Chong Hing Bank, Ltd.	57,000	72,206
CITIC Telecom International Holdings, Ltd.	467,000	165,385
FIH Mobile, Ltd. (a) (d)	1,021,000	145,221
First Sponsor Group, Ltd.	9,490	9,877
Fountain SET Holdings, Ltd.	422,000	57,491
GDH Guangnan Holdings, Ltd.	264,000	22,396

China—(Continued)
Goodbaby International Holdings, Ltd. (a)	193,000	35,620
Guotai Junan International Holdings, Ltd. (d)	806,600	148,884
Neo-Neon Holdings, Ltd. (a)	322,500	19,912
SITC International Holdings Co., Ltd.	283,000	963,337
Yangzijiang Shipbuilding Holdings, Ltd.	140,100	133,690

		2,146,583

Colombia—0.0%
Frontera Energy Corp.	8,353	42,606

Denmark—1.9%
ALK-Abello A/S (a)	1,773	673,416
Alm Brand A/S	26,249	308,299
Bang & Olufsen A/S (a)	30,627	145,827
Bavarian Nordic A/S (a)	13,543	612,534
Brodrene Hartmann A/S (a)	653	53,790
Chemometec A/S	2,092	198,535
Columbus A/S (a)	20,865	50,726
D/S Norden A/S	8,013	186,109
DFDS A/S (a)	10,724	549,740
FLSmidth & Co. A/S	12,789	490,224
H+H International A/S - Class B (a)	5,958	153,471
Harboes Bryggeri A/S - Class B (a)	1,454	16,274
ISS A/S (a)	20,183	376,324
Jeudan A/S (a)	2,360	92,705
Jyske Bank A/S (a)	16,358	779,503
Matas A/S (a)	10,988	144,105
Netcompany Group A/S	7,500	714,228
Nilfisk Holding A/S (a)	7,976	243,352
NKT A/S (a)	9,092	395,806
NNIT A/S	2,656	44,514
Pandora A/S (a)	1,350	144,667
Parken Sport & Entertainment A/S (a)	2,351	27,811
PER Aarsleff Holding A/S	5,304	230,689
Ringkjoebing Landbobank A/S	8,462	827,076
Rockwool International A/S - A Shares	465	174,523
Rockwool International A/S - B Shares	1,221	514,392
Royal Unibrew A/S	13,170	1,377,501
RTX A/S	2,486	75,618
Scandinavian Tobacco Group A/S - Class A	18,965	363,571
Schouw & Co. A/S	3,973	416,433
SimCorp A/S	10,188	1,261,037
Solar A/S - B Shares	1,807	136,697
Spar Nord Bank A/S (a)	25,025	267,105
Sydbank A/S	17,269	465,894
Tivoli A/S (a)	844	99,602
Topdanmark A/S	11,821	541,319
United International Enterprises, Ltd.	650	171,161
Vestjysk Bank A/S (a)	132,795	71,705
Zealand Pharma A/S (a)	8,489	269,047

		13,665,330

Faeroe Islands — 0.0%
BankNordik P/F	628	15,445

BHFTII-71

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland — 2.5%
Aktia Bank Oyj	15,788	$182,529
Alma Media Oyj	11,899	125,676
Altia Oyj	1,398	17,449
Apetit Oyj	1,205	18,877
Aspo Oyj	7,386	76,928
Atria Oyj	3,290	45,640
BasWare Oyj (a)	2,744	117,911
Bittium Oyj (a) (d)	8,034	62,279
Cargotec Oyj - B Shares	12,591	680,745
Caverion Oyj	25,551	155,024
Citycon Oyj	21,486	178,657
Digia Oyj	6,625	58,529
Enento Group Oyj (a) (d)	3,892	160,329
F-Secure Oyj	26,373	124,899
Ferratum Oyj (a)	2,093	15,462
Finnair Oyj (a) (d)	272,008	226,988
Fiskars Oyj Abp	6,971	129,762
HKScan Oyj - A Shares (a)	6,704	18,019
Huhtamaki Oyj	28,403	1,286,106
Ilkka-Yhtyma Oyj	5,725	34,643
Kemira Oyj	28,960	444,955
Kesko Oyj - A Shares	2,134	59,716
Kojamo Oyj	26,601	520,521
Konecranes Oyj	18,053	806,608
Lassila & Tikanoja Oyj	8,464	138,905
Metsa Board Oyj	53,997	589,372
Neles Oyj	31,578	401,096
Nokian Renkaat Oyj (d)	40,201	1,458,252
Olvi Oyj - A Shares	5,028	287,458
Oriola Oyj - A Shares	4,196	10,828
Oriola-KD Oyj - B Shares	38,525	92,677
Orion Oyj - Class A	7,857	338,121
Orion Oyj - Class B (d)	26,553	1,064,903
Outokumpu Oyj (a)	102,277	594,504
Outotec Oyj	158,206	1,763,928
Ponsse Oyj	3,208	142,208
QT Group Oyj (a)	2,605	273,084
Raisio Oyj - V Shares	35,039	160,865
Rapala VMC Oyj (a)	8,902	74,421
Raute Oyj - A Shares	72	1,926
Revenio Group Oyj	5,309	315,317
Sanoma Oyj	28,093	471,805
Stockmann Oyj Abp - B Shares (a)	3,752	5,158
Teleste Oyj	2,149	12,967
Terveystalo Oyj	5,258	73,084
TietoEVRY Oyj	22,579	699,523
Tikkurila Oyj	10,734	426,748
Tokmanni Group Corp.	13,877	325,747
Uponor Oyj	19,661	436,735
Vaisala Oyj - A Shares	5,709	213,471
Valmet Oyj	38,018	1,385,645
Wartsila Oyj Abp	45,005	472,348
YIT Oyj	39,980	212,589

		17,991,937

France—3.9%
ABC Arbitrage	2,830	24,061
Akka Technologies S.A. (a) (d)	4,296	112,126
AKWEL	3,301	115,742
Albioma S.A.	11,134	545,884
ALD S.A.	7,859	115,036
Altamir Amboise	9,152	252,918
Alten S.A. (a)	7,311	858,399
Assystem	2,720	81,977
Aubay	2,423	122,470
Axway Software S.A. (a)	2,132	67,252
Bastide le Confort Medical	1,345	77,206
Beneteau S.A. (a)	15,076	211,487
Bigben Interactive (a)	4,507	104,354
Boiron S.A.	1,869	78,398
Bonduelle SCA	6,799	170,641
Burelle S.A.	101	107,085
Casino Guichard Perrachon S.A. (a)	6,523	217,607
Catering International Services (a) (d)	541	7,596
Cegedim S.A. (a)	2,295	64,609
CGG S.A. (a)	189,243	227,236
Chargeurs S.A. (d)	7,431	201,355
Cie des Alpes (a)	4,122	105,879
Cie Plastic Omnium S.A.	18,690	684,933
Coface S.A. (a)	31,535	349,186
Derichebourg S.A. (a)	33,761	276,236
Electricite de Strasbourg S.A.	329	45,139
Elior Group S.A.	35,740	265,416
Elis S.A. (a)	44,621	728,619
Eramet (a)	3,022	214,520
Esso S.A. Francaise (a)	1,341	18,402
Etablissements Maurel et Prom (a)	12,067	28,421
Europcar Groupe S.A. (a)	67,882	21,880
Eutelsat Communications S.A.	57,002	693,806
Exel Industries - A Shares (a)	618	48,504
Faurecia SE (a)	20,249	1,079,165
Fleury Michon S.A. (d)	461	11,028
Fnac Darty S.A. (a)	6,777	415,041
Gaztransport Et Technigaz S.A.	5,603	446,891
GEA (d)	165	20,316
GL Events (a)	4,217	69,944
Groupe Crit (a)	1,062	87,186
Groupe Gorge S.A.	395	7,524
Guerbet	2,188	84,879
Haulotte Group S.A.	5,337	37,937
HEXAOM (a)	1,526	78,384
ID Logistics Group (a)	796	212,827
Imerys S.A.	7,029	342,215
IPSOS	13,160	497,009
Jacquet Metals S.A.	6,499	151,064
JCDecaux S.A. (a)	11,950	301,358
Kaufman & Broad S.A.	5,175	223,649
Korian S.A. (a)	24,672	857,156
Lagardere SCA (a) (d)	13,311	350,038
Laurent-Perrier	1,255	116,864
Lectra	7,156	236,715
Linedata Services	1,348	55,329
LISI (a)	7,422	216,314

BHFTII-72

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
LNA Sante S.A.	1,534	$82,390
Maisons du Monde S.A. (a)	16,643	368,563
Manitou BF S.A. (d)	3,893	130,585
Manutan International	589	49,035
Mersen S.A. (a)	6,354	221,341
METabolic EXplorer S.A. (a)	6,035	37,649
Metropole Television S.A. (a)	8,342	178,262
Neoen S.A. (a) (d)	3,442	171,917
Nexans S.A. (a)	10,012	886,626
Nexity S.A.	12,995	641,231
Nicox (a)	1,834	9,163
NRJ Group (a)	9,690	74,002
Oeneo S.A. (a) (d)	3,143	40,911
OL Groupe S.A. (a)	3,273	9,021
Onxeo S.A. (a) (d)	4,566	3,899
Onxeo S.A. (a)	8,671	7,332
Orpea S.A. (a)	1,673	193,785
Pharmagest Interactive	101	11,290
Plastivaloire (a)	1,576	14,932
Quadient SAS	15,239	366,421
Rallye S.A. (a)	9,791	83,618
Recylex S.A. (a) (b) (c)	3,335	1,355
Rexel S.A. (a)	96,327	1,909,617
Robertet S.A.	143	155,118
Rothschild & Co. (a)	6,708	242,316
Rubis SCA	21,735	1,029,959
Samse S.A.	107	21,834
Savencia S.A. (a)	1,728	147,529
SCOR SE (a)	20,513	699,008
Seche Environnement S.A.	1,555	93,194
Societe BIC S.A. (d)	7,557	442,447
Societe Marseillaise du Tunnel Prado-Carenage S.A. (a)	293	6,064
Societe pour l’Informatique Industrielle	1,546	46,041
Societe Television Francaise 1 (a)	17,932	163,429
Soitec (a)	6,122	1,251,792
Solocal Group (a)	31,533	106,489
Somfy S.A.	2,415	403,928
Sopra Steria Group (a)	4,903	819,514
SPIE S.A. (a)	34,853	834,889
STEF S.A.	1,145	120,311
Sword Group	1,089	48,918
Synergie SE (a)	3,366	127,891
Tarkett S.A. (a)	10,034	160,186
Technicolor S.A. (a)	3,270	10,780
Thermador Groupe	2,148	194,961
Tikehau Capital SCA	3,328	98,738
Total Gabon	324	53,632
Trigano S.A.	3,132	585,606
Union Financiere de France BQE S.A. (a)	1,257	29,169
Valeo S.A.	4,501	152,967
Vallourec S.A. (a) (d)	1,693	57,599
Vetoquinol S.A.	1,341	155,090
Vicat S.A.	7,909	384,065
VIEL & Cie S.A.	4,205	29,075
Vilmorin & Cie S.A.	2,655	188,673
Virbac S.A. (a)	966	248,675

France—(Continued)
Vranken-Pommery Monopole S.A. (a)	958	20,079

		27,766,124

Georgia—0.0%
Bank of Georgia Group plc (a)	13,336	202,237

Germany—6.5%
1&1 Drillisch AG	14,997	421,580
7C Solarparken AG	12,140	58,014
Aareal Bank AG (a)	21,487	609,951
ADLER Group S.A. (a)	6,235	170,785
ADVA Optical Networking SE (a)	17,098	202,964
AIXTRON SE (a)	21,680	492,729
All for One Steeb AG	498	36,445
Allgeier SE	2,942	84,536
Amadeus Fire AG (a)	232	33,954
Atoss Software AG	1,110	209,978
Aurubis AG	10,636	881,276
Basler AG	1,220	140,486
Bauer AG (a)	3,260	44,972
BayWa AG	5,509	242,950
BayWa AG	305	14,102
Bechtle AG	1,377	258,216
Bertrandt AG	2,127	115,987
bet-at-home.com AG	1,222	65,699
Bijou Brigitte AG (a)	1,603	45,312
Bilfinger SE	10,033	366,839
Borussia Dortmund GmbH & Co. KGaA (Xetra Exchange) (a)	22,238	141,488
CANCOM SE	10,426	600,887
CECONOMY AG (a)	47,148	272,822
CENIT AG (a)	3,413	53,633
Cewe Stiftung & Co. KGaA	1,828	258,100
Commerzbank AG (a)	182,142	1,116,776
CompuGroup Medical SE & Co KgaA	7,186	607,196
Corestate Capital Holding S.A. (a) (d)	4,473	74,220
CropEnergies AG	9,235	129,312
CTS Eventim AG & Co. KGaA (a)	17,152	993,657
Data Modul AG	138	7,798
Dermapharm Holding SE	580	41,502
Deutsche Beteiligungs AG	3,662	165,339
Deutsche Euroshop AG (a)	14,792	308,051
Deutsche Lufthansa AG (a)	16,094	213,366
Deutsche Pfandbriefbank AG (a)	45,896	533,940
Deutz AG (a)	40,985	306,200
DIC Asset AG	17,411	301,756
DMG Mori AG	1,272	62,800
Dr. Hoenle AG	2,084	116,113
Draegerwerk AG & Co. KGaA	1,062	80,445
Duerr AG	20,750	863,843
Eckert & Ziegler AG	4,645	370,731
Elmos Semiconductor AG	1,769	74,274
ElringKlinger AG (a)	11,206	164,553
Energiekontor AG	2,559	174,306
Evotec SE (a)	33,599	1,209,957
Fielmann AG (a)	6,684	533,454
First Sensor AG	1,405	66,888

BHFTII-73

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
FORTEC Elektronik AG	253	$5,341
Francotyp-Postalia Holding AG (a)	3,300	11,996
Fraport AG Frankfurt Airport Services Worldwide (a)	797	48,462
Freenet AG	42,208	1,010,564
FUCHS Petrolub SE	7,604	305,848
GEA Group AG	44,623	1,828,940
Gerresheimer AG	10,281	1,021,062
Gesco AG	3,298	92,043
GFT Technologies SE	5,130	95,184
Grammer AG (a)	706	21,122
Grand City Properties S.A.	36,400	911,835
GRENKE AG	338	12,803
H&R GmbH & Co. KGaA (a)	4,195	30,006
Hamburger Hafen und Logistik AG	8,624	190,954
Hawesko Holding AG	223	12,108
Heidelberger Druckmaschinen AG (a)	100,140	134,838
Hella GmbH & Co. KGaA (a)	12,133	679,341
HOCHTIEF AG	1,962	175,591
HolidayCheck Group AG (a)	16,651	43,473
Hornbach Baumarkt AG	3,054	128,420
Hornbach Holding AG & Co. KGaA	3,220	314,204
Hugo Boss AG	20,336	797,536
Hypoport SE (a)	804	426,385
Indus Holding AG	6,490	269,423
Instone Real Estate Group AG (a)	8,706	239,423
IVU Traffic Technologies AG	4,460	96,778
Jenoptik AG	16,935	508,479
JOST Werke AG (a)	2,001	126,730
K&S AG	59,897	594,897
Kloeckner & Co. SE (a)	28,642	360,738
Koenig & Bauer AG (a)	4,373	130,362
Krones AG	4,960	402,513
KSB SE & Co. KGaA	82	29,026
KWS Saat SE	3,725	321,979
LANXESS AG	25,477	1,877,927
Leifheit AG	2,964	157,133
Leoni AG (a) (d)	12,471	156,609
LPKF Laser & Electronics AG	5,659	157,921
Manz AG (a)	1,272	79,083
Medigene AG (a)	2,446	11,173
METRO AG	25,342	267,787
MLP SE	22,156	182,672
Nagarro SE (a)	2,942	322,918
New Work SE	895	232,514
Nexus AG	5,374	345,424
Nordex SE (a)	23,261	746,893
Norma Group SE	10,781	512,035
OHB SE (a)	1,607	66,618
Patrizia Immobilien AG	16,379	414,874
Pfeiffer Vacuum Technology AG	1,919	348,825
PNE Wind AG	23,393	203,026
Progress-Werk Oberkirch AG (a)	822	25,454
ProSiebenSat.1 Media SE (a)	76,185	1,558,004
PSI Software AG	4,019	126,308
PVA TePla AG (a)	1,597	48,862
QSC AG	42,643	94,642
R Stahl AG (a)	1,594	46,697

Germany—(Continued)
Rheinmetall AG	14,203	1,439,178
SAF-Holland SE (a)	22,056	320,777
Salzgitter AG (a)	16,810	525,313
Schaltbau Holding AG (a)	2,019	79,331
Secunet Security Networks AG	391	124,092
SGL Carbon SE (a)	8,945	63,355
Siltronic AG (a)	6,867	1,107,278
Sixt SE (a)	4,968	656,016
SMA Solar Technology AG (a)	3,992	234,552
Softing AG	3,104	18,928
Software AG	18,107	762,793
Stabilus S.A.	6,982	491,273
STRATEC SE	1,395	188,456
Stroeer SE & Co. KGaA	8,363	681,764
Suedzucker AG	25,893	438,799
Surteco SE (a)	2,209	66,317
Suss Microtec AG (a)	6,216	193,998
TAG Immobilien AG (a)	46,027	1,313,988
Takkt AG (a)	11,656	176,326
Technotrans AG (a)	2,869	85,959
Tele Columbus AG (a)	13,594	51,492
ThyssenKrupp AG	44,682	596,218
Traffic Systems SE	1,794	73,425
United Internet AG	1,095	43,930
Varta AG (a) (d)	2,132	313,231
VERBIO Vereinigte BioEnergie AG	9,187	395,396
Vossloh AG (a)	3,384	168,658
Wacker Chemie AG	5,249	747,045
Wacker Neuson SE (a)	10,321	246,911
Washtec AG (a)	3,673	211,070
Wuestenrot & Wuerttembergische AG	4,269	89,010
Zeal Network SE	2,439	125,507
zooplus AG (a)	359	102,531

		45,834,902

Ghana—0.0%
Tullow Oil plc (a) (d)	488,272	317,937

Greenland—0.0%
Gronlandsbanken A/S	140	13,463

Guernsey, Channel Islands—0.0%
Raven Russia, Ltd. (a)	116,243	47,270

Hong Kong—2.2%
Aceso Life Science Group, Ltd. (a)	1,001,000	29,279
Aeon Credit Service Asia Co., Ltd.	44,000	30,996
Allied Group, Ltd. (d)	382,000	157,318
APAC Resources, Ltd.	70,825	10,836
Apollo Future Mobility Group, Ltd. (a) (d)	348,000	22,456
Applied Development Holdings, Ltd. (a)	390,000	6,675
Arts Optical International Holdings, Ltd. (a)	16,000	1,482
Asia Financial Holdings, Ltd.	254,000	130,037
Asia Standard International Group, Ltd. (a)	296,000	41,642
ASM Pacific Technology, Ltd.	32,600	417,653
Associated International Hotels, Ltd.	14,000	24,600

BHFTII-74

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Bel Global Resources Holdings, Ltd. (a) (b) (c)	520,000	$0
BOCOM International Holdings Co., Ltd.	117,000	23,969
Brightoil Petroleum Holdings, Ltd. (a) (b) (c)	591,000	21,385
Build King Holdings, Ltd.	160,000	22,429
Burwill Holdings, Ltd. (a) (b) (c)	1,566,000	2,679
Cafe de Coral Holdings, Ltd.	106,000	229,730
Camsing International Holding, Ltd. (a) (b) (c)	124,000	3,469
Century City International Holdings, Ltd.	616,000	33,272
Chen Hsong Holdings	150,000	46,706
Cheuk Nang Holdings, Ltd.	108,566	39,800
Chevalier International Holdings, Ltd.	75,139	92,892
China Baoli Technologies Holdings, Ltd. (a) (b) (c)	285,000	649
China Best Group Holding, Ltd. (a)	30,000	1,408
China Energy Development Holdings, Ltd. (a)	3,376,000	43,828
China Motor Bus Co., Ltd.	4,800	61,709
China Solar Energy Holdings, Ltd. (a) (b) (c)	162,000	703
China Star Entertainment, Ltd. (a)	378,000	69,052
China Strategic Holdings, Ltd. (a)	4,927,500	88,641
China Tonghai International Financial, Ltd. (a)	180,000	5,761
Chinese Estates Holdings, Ltd.	151,000	78,294
Chinney Investment, Ltd.	8,000	1,688
Chow Sang Sang Holdings International, Ltd.	111,000	171,904
Chuang’s China Investments, Ltd.	511,500	29,011
Chuang’s Consortium International, Ltd.	382,357	52,231
CK Life Sciences International Holdings, Inc. (d)	304,000	32,125
CMBC Capital Holdings, Ltd. (d)	760,000	10,350
CNT Group, Ltd.	246,000	11,392
Convenience Retail Asia, Ltd.	36,000	3,380
Convoy Global Holdings, Ltd. (a) (b) (c)	1,314,000	5,290
CSI Properties, Ltd.	2,274,023	73,151
Dah Sing Banking Group, Ltd.	139,071	157,640
Dah Sing Financial Holdings, Ltd.	50,660	166,972
Dan Form Holdings Co., Ltd. (a)	88,000	13,244
Dickson Concepts International, Ltd.	87,500	46,494
DMX Technologies Group, Ltd. (a) (b) (c)	186,000	0
Dynamic Holdings, Ltd.	20,000	34,414
Eagle Nice International Holdings, Ltd.	80,000	48,700
EcoGreen International Group, Ltd.	118,800	24,906
Emperor Capital Group, Ltd. (a)	984,000	18,272
Emperor Entertainment Hotel, Ltd.	235,000	32,094
Emperor International Holdings, Ltd.	529,250	75,530
Emperor Watch & Jewellery, Ltd. (a)	1,520,000	27,557
Energy International Investments Holdings, Ltd. (a)	580,000	5,478
ENM Holdings, Ltd. (a)	412,000	30,795
Esprit Holdings, Ltd. (a)	677,850	67,469
Fairwood Holdings, Ltd.	26,500	58,038
Far East Consortium International, Ltd.	391,237	148,123
First Pacific Co., Ltd.	674,000	222,150
Fosun Tourism Group	14,400	20,261
Freeman FinTech Corp., Ltd. (a) (b) (c)	180,000	391
G-Resources Group, Ltd. (a)	7,390,800	45,507
Genting Hong Kong, Ltd. (a)	162,000	12,722
Get Nice Financial Group, Ltd.	104,000	13,107
Giordano International, Ltd.	446,000	89,203
Glorious Sun Enterprises, Ltd.	393,000	41,957
Gold Peak Industries Holdings, Ltd. (a)	277,714	24,295
Golden Resources Development International, Ltd.	370,000	29,987

Hong Kong—(Continued)
Good Resources Holdings, Ltd. (a) (b) (c)	420,000	3,447
Great Eagle Holdings, Ltd. (d)	56,571	196,347
Guoco Group, Ltd.	1,000	12,296
Haitong International Securities Group, Ltd. (d)	791,562	252,829
Hang Lung Group, Ltd.	209,000	529,765
Hanison Construction Holdings, Ltd.	148,009	23,237
Harbour Centre Development, Ltd.	88,000	88,633
HKBN, Ltd.	167,500	243,976
HKR International, Ltd.	366,080	152,019
Hon Kwok Land Investment Co., Ltd.	140,000	53,293
Hong Kong Economic Times Holdings, Ltd.	50,000	6,691
Hong Kong Ferry Holdings Co., Ltd.	39,000	30,209
Hongkong & Shanghai Hotels (The) (d)	110,902	110,494
Hongkong Chinese, Ltd.	866,000	75,855
Hsin Chong Group Holdings, Ltd. (b) (c)	918,000	7,746
Hung Hing Printing Group, Ltd.	252,000	43,994
Hutchison Port Holdings Trust - Class U	1,123,200	254,308
Hutchison Telecommunications Hong Kong Holdings, Ltd.	526,000	100,118
Hypebeast, Ltd. (a)	127,500	14,480
Hysan Development Co., Ltd.	153,000	598,592
Imagi International Holdings, Ltd. (a)	90,112	15,633
International Housewares Retail Co., Ltd.	134,000	45,563
IPE Group, Ltd.	285,000	26,137
IRC, Ltd. (a)	936,000	23,233
IT, Ltd. (a)	220,000	81,251
ITC Properties Group, Ltd.	182,746	27,032
Jacobson Pharma Corp., Ltd.	90,000	11,122
JBM Healthcare, Ltd. (a)	11,250	1,939
Johnson Electric Holdings, Ltd.	106,875	287,370
K Wah International Holdings, Ltd.	172,000	89,280
Kader Holdings Co., Ltd. (a)	224,000	11,525
Kam Hing International Holdings, Ltd.	196,000	9,833
Karrie International Holdings, Ltd.	140,000	27,175
Keck Seng Investments Hong Kong, Ltd.	72,000	28,717
Kerry Logistics Network, Ltd. (d)	147,500	441,514
Kerry Properties, Ltd.	148,000	477,430
Kingmaker Footwear Holdings, Ltd.	102,000	11,690
Kingston Financial Group, Ltd.	162,000	12,307
Kowloon Development Co., Ltd.	124,000	136,206
Lai Sun Development Co., Ltd. (a)	102,213	83,974
Lai Sun Garment International, Ltd. (a)	100,504	76,017
Lam Soon Hong Kong, Ltd.	15,000	30,486
Landing International Development, Ltd. (a)	310,800	12,384
Landsea Green Group Co., Ltd. (a)	268,000	17,070
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	207,000	31,671
Lerthai Group, Ltd. (a) (b) (c)	18,000	2,061
Lifestyle International Holdings, Ltd. (a)	134,500	117,253
Lippo China Resources, Ltd.	2,106,000	40,075
Lippo, Ltd.	122,000	34,839
Liu Chong Hing Investment, Ltd.	78,000	74,041
Luk Fook Holdings International, Ltd.	122,000	335,783
Lung Kee Bermuda Holdings	90,000	35,900
Magnificent Hotel Investment, Ltd.	1,310,000	18,922
Mandarin Oriental International, Ltd. (a)	67,000	119,520
Mason Group Holdings, Ltd. (a) (d)	7,685,000	39,607
Matrix Holdings, Ltd. (b) (c)	36,000	9,262

BHFTII-75

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Melco International Development, Ltd. (d)	165,000	$337,408
Midland Holdings, Ltd. (a)	178,010	22,025
Ming Fai International Holdings, Ltd.	145,000	13,071
Miramar Hotel & Investment	51,000	95,709
Modern Dental Group, Ltd.	79,000	20,454
Nameson Holdings, Ltd.	130,000	7,700
National Electronic Holdings, Ltd.	182,600	24,653
Newocean Energy Holdings, Ltd. (a) (d)	398,000	31,707
Nissin Foods Co., Ltd.	13,000	9,918
NWS Holdings, Ltd.	164,000	173,595
Oriental Watch Holdings	120,484	40,799
Oshidori International Holdings, Ltd. (a)	1,068,000	88,165
Pacific Andes International Holdings, Ltd. (b) (c)	1,819,984	6,415
Pacific Andes International Holdings, Ltd. (b) (c)	214,000	0
Pacific Basin Shipping, Ltd.	1,377,000	373,282
Pacific Century Premium Developments, Ltd. (a)	49,788	4,871
Pacific Textiles Holdings, Ltd.	266,000	170,670
Paliburg Holdings, Ltd.	208,000	53,885
Paradise Entertainment, Ltd. (a)	168,000	22,030
PC Partner Group, Ltd. (a)	54,000	27,236
PCCW, Ltd.	619,582	349,262
Perfect Shape Medical, Ltd.	108,000	61,681
Pico Far East Holdings, Ltd.	318,000	50,310
Playmates Holdings, Ltd.	460,000	51,552
Polytec Asset Holdings, Ltd.	978,730	182,320
PT International Development Co., Ltd. (a)	186,000	8,966
Public Financial Holdings, Ltd.	166,000	46,480
PYI Corp., Ltd. (a)	428,073	20,678
Regal Hotels International Holdings, Ltd.	126,000	49,792
Regina Miracle International Holdings, Ltd.	71,000	21,136
Sa Sa International Holdings, Ltd. (a) (d)	240,320	55,184
Samson Holding, Ltd. (a)	146,000	6,010
SAS Dragon Holdings, Ltd.	140,000	51,459
SEA Holdings, Ltd.	63,896	63,751
Shangri-La Asia, Ltd. (a)	220,000	220,326
Shun Ho Property Investments, Ltd.	21,615	3,559
Shun Tak Holdings, Ltd.	461,500	141,436
Sincere Watch Hong Kong, Ltd. (a)	250,000	2,219
Sing Tao News Corp., Ltd. (a)	212,000	24,537
Singamas Container Holdings, Ltd.	592,000	45,649
SmarTone Telecommunications Holdings, Ltd.	142,388	83,044
Soundwill Holdings, Ltd.	41,500	43,744
South China Holdings Co., Ltd. (a)	1,240,000	18,024
Stella International Holdings, Ltd.	141,000	179,022
Sun Hung Kai & Co., Ltd.	222,440	113,408
SUNeVision Holdings, Ltd.	176,000	181,843
TAI Cheung Holdings, Ltd.	192,000	122,634
Tan Chong International, Ltd.	63,000	16,613
Tao Heung Holdings, Ltd.	204,000	24,918
Television Broadcasts, Ltd. (d)	123,500	128,479
Texwinca Holdings, Ltd.	300,000	68,725
TK Group Holdings, Ltd.	62,000	23,801
Tradelink Electronic Commerce, Ltd.	256,000	37,868
Transport International Holdings, Ltd.	67,802	135,250
Union Medical Healthcare, Ltd.	32,000	27,998
United Laboratories International Holdings, Ltd. (The)	241,000	178,078
Up Energy Development Group, Ltd. (a) (b) (c)	92,000	286

Hong Kong—(Continued)
Upbest Group, Ltd.	16,000	1,748
Value Partners Group, Ltd. (d)	190,000	129,681
Valuetronics Holdings, Ltd.	89,790	40,466
Vedan International Holdings, Ltd.	296,000	30,460
Vitasoy International Holdings, Ltd. (d)	162,000	623,414
VPower Group International Holdings, Ltd. (d)	53,000	12,296
VSTECS Holdings, Ltd.	263,200	240,458
VTech Holdings, Ltd.	42,200	380,607
Wai Kee Holdings, Ltd.	54,000	29,359
Wang On Group, Ltd.	2,200,000	18,668
Wealthking Investments, Ltd. (a)	284,000	30,542
Wing On Co. International, Ltd.	46,000	101,419
Wing Tai Properties, Ltd.	232,000	128,370
YGM Trading, Ltd. (a)	46,000	13,491
Yue Yuen Industrial Holdings, Ltd.	164,000	409,716
Yunfeng Financial Group, Ltd. (a)	34,000	12,858
Zhaobangji Properties Holdings, Ltd. (a) (d)	184,000	17,744

		15,812,261

India—0.0%
Rhi Magnesita NV	3,120	181,422

Ireland—0.5%
Bank of Ireland Group plc (a)	132,867	659,356
C&C Group plc (a)	95,793	371,125
Cairn Homes plc (a)	135,193	170,043
COSMO Pharmaceuticals NV (a) (d)	255	22,393
Datalex plc (a)	4,783	2,749
FBD Holdings plc (a)	10,350	84,623
Glanbia plc	54,184	805,866
Greencore Group plc (a)	159,206	345,086
Hostelworld Group plc (a)	16,696	17,958
Irish Continental Group plc	33,406	173,367
Permanent TSB Group Holdings plc (a)	15,086	19,022
UDG Healthcare plc	72,722	787,485

		3,459,073

Isle of Man—0.0%
Hansard Global plc (d)	2,566	1,722
Strix Group plc	35,085	130,355

		132,077

Israel—1.5%
Adgar Investment and Development, Ltd.	7,358	13,111
Afcon Holdings, Ltd.	771	34,035
AFI Properties, Ltd. (a)	4,706	164,434
Africa Israel Residences, Ltd.	880	41,890
Airport City, Ltd. (a)	1	7
Allot, Ltd. (a)	10,216	159,774
Alrov Properties and Lodgings, Ltd. (a)	2,780	130,129
Arad, Ltd.	2,224	32,030
Ashtrom Group, Ltd.	11,984	225,444
Atreyu Capital Markets, Ltd.	2,021	29,979
AudioCodes, Ltd.	411	11,114
Avgol Industries 1953, Ltd. (a)	27,883	23,608
Azorim-Investment Development & Construction Co., Ltd. (a)	31,528	114,479

BHFTII-76

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Bet Shemesh Engines Holdings, Ltd. (a)	2,139	$45,378
Big Shopping Centers, Ltd. (a)	1,438	155,083
BioLine RX, Ltd. (a)	1	0
Blue Square Real Estate, Ltd.	1,940	134,616
Brainsway, Ltd. (a)	2,193	9,927
Camtek, Ltd. (a)	5,058	146,158
Carasso Motors, Ltd.	5,984	28,799
Cellcom Israel, Ltd. (a)	24,928	93,374
Ceragon Networks, Ltd. (a) (b) (c)	14,799	55,792
Clal Insurance Enterprises Holdings, Ltd. (a)	9,289	153,166
Compugen, Ltd. (a)	5,397	43,801
Danel Adir Yeoshua, Ltd.	1,759	288,609
Delek Automotive Systems, Ltd.	12,832	156,593
Delta-Galil Industries, Ltd. (a)	3,185	78,721
Dor Alon Energy in Israel, Ltd.	2,364	55,349
Duniec Brothers, Ltd.	915	32,088
Electra Consumer Products 1970, Ltd.	3,289	142,055
Electra Real Estate, Ltd.	6,750	54,716
Electra, Ltd.	591	307,896
Enlight Renewable Energy, Ltd. (a)	159,439	299,296
Equital, Ltd. (a)	8,196	199,281
FMS Enterprises Migun, Ltd. (a)	1,295	36,070
Formula Systems 1985, Ltd.	3,277	289,595
Fox Wizel, Ltd.	2,684	305,759
Gev-Yam Land, Ltd.	31,000	247,188
Gilat Satellite Networks, Ltd.	9,844	103,474
Hadera Paper, Ltd.	1,104	71,025
Harel Insurance Investments & Financial Services, Ltd.	36,577	369,688
Hilan, Ltd.	4,492	212,815
IDI Insurance Co., Ltd.	2,662	100,883
IES Holdings, Ltd.	569	39,041
Inrom Construction Industries, Ltd.	22,474	111,057
Israel Canada T.R., Ltd.	36,696	104,255
Israel Land Development Co., Ltd. (The)	3,950	43,953
Isras Investment Co., Ltd.	541	104,086
Issta Lines, Ltd. (a)	1,175	20,697
Itamar Medical, Ltd. (a)	11,055	8,568
Kamada, Ltd. (a)	11,729	71,638
Kerur Holdings, Ltd.	2,088	61,705
Klil Industries, Ltd.	315	32,028
Levinstein Properties, Ltd.	1,208	26,794
Magic Software Enterprises, Ltd.	9,462	147,533
Malam-Team, Ltd.	3,350	94,645
Matrix IT, Ltd.	10,787	258,518
Maytronics, Ltd.	14,096	256,328
Mediterranean Towers, Ltd.	28,011	77,792
Mega Or Holdings, Ltd.	4,941	145,823
Mehadrin, Ltd. (a)	108	4,673
Meitav Dash Investments, Ltd.	8,613	44,280
Menora Mivtachim Holdings, Ltd.	10,521	218,516
Migdal Insurance & Financial Holding, Ltd. (a)	94,179	109,531
Mivne Real Estate KD, Ltd.	78,334	192,758
Mivtach Shamir Holdings, Ltd. (a)	1,966	60,156
Mizrahi Tefahot Bank, Ltd. (a)	1	24
Naphtha Israel Petroleum Corp., Ltd. (a)	14,775	68,119
Nawi Brothers, Ltd.	4,888	32,199
Neto ME Holdings, Ltd.	788	38,378

Israel—(Continued)
Nova Measuring Instruments, Ltd. (a)	5,714	505,979
Novolog, Ltd.	21,014	18,821
NR Spuntech Industries, Ltd.	3,848	10,188
Oil Refineries, Ltd. (a)	418,554	97,292
One Software Technologies, Ltd.	900	117,277
Partner Communications Co., Ltd. (a)	36,424	176,557
Paz Oil Co., Ltd.	2,185	200,763
Perion Network, Ltd. (a)	3,139	54,247
Phoenix Holdings, Ltd. (The) (a)	34,276	301,016
Plasson Industries, Ltd.	1,433	68,306
Plus500, Ltd.	28,532	550,651
Priortech, Ltd.	2,244	49,448
Rami Levi Chain Stores Hashikma Marketing, Ltd.	2,198	142,813
Sano-Brunos Enterprises, Ltd.	46	4,022
Scope Metals Group, Ltd.	1,844	45,964
Shikun & Binui, Ltd. (a)	793	4,595
Shufersal, Ltd.	8,631	70,959
Summit Real Estate Holdings, Ltd. (a)	8,001	117,883
Suny Cellular Communication, Ltd. (a)	16,495	5,342
Tadiran Holdings, Ltd.	855	89,785
Victory Supermarket Chain, Ltd.	589	14,488
YH Dimri Construction & Development, Ltd.	1,750	95,924

		10,312,644

Italy—3.5%
A2A S.p.A.	414,700	757,172
ACEA S.p.A.	16,916	370,533
Aeffe S.p.A. (a) (d)	11,359	14,656
Amplifon S.p.A. (a)	9,602	357,968
Anima Holding S.p.A.	92,515	477,872
Aquafil S.p.A. (a)	3,537	21,660
Arnoldo Mondadori Editore S.p.A. (a)	54,123	99,017
Ascopiave S.p.A.	19,908	91,336
Autogrill S.p.A. (a) (d)	41,121	340,091
Autostrade Meridionali S.p.A. (a)	777	24,019
Avio S.p.A. (a) (d)	6,077	87,530
Azimut Holding S.p.A.	27,283	623,824
B&C Speakers S.p.A. (a)	1,431	19,309
Banca Carige S.p.A. (a) (b) (c)	156,432	51
Banca Farmafactoring S.p.A.	34,258	252,415
Banca Generali S.p.A. (a)	14,585	514,981
Banca IFIS S.p.A. (a)	7,714	102,119
Banca Mediolanum S.p.A. (a)	31,235	295,815
Banca Popolare dell’Emilia Romagna SC (a)	310,312	686,247
Banca Popolare di Sondrio Scarl (a)	161,515	541,164
Banca Profilo S.p.A. (a)	117,883	33,576
Banca Sistema S.p.A. (a) (d)	13,168	33,516
Banco BPM S.p.A. (a)	488,208	1,399,377
Banco di Desio e della Brianza S.p.A.	20,306	65,492
Be Shaping The Future S.p.A	29,207	52,917
Biesse S.p.A. (a)	3,211	92,351
Brembo S.p.A. (a)	19,184	239,228
Brunello Cucinelli S.p.A. (a) (d)	9,914	426,797
Buzzi Unicem S.p.A.	30,531	796,429
Cairo Communication S.p.A. (a)	25,255	46,775
Carel Industries S.p.A.	5,874	119,580
Cementir Holding NV	18,579	190,681

BHFTII-77

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Cerved Group S.p.A. (a)	54,086	$597,963
CIR SpA-Compagnie Industriali (a)	315,684	175,681
Credito Emiliano S.p.A. (a)	29,874	174,908
Credito Valtellinese S.p.A. (a)	29,274	418,600
d’Amico International Shipping S.A. (a)	115,150	15,101
Danieli & C Officine Meccaniche S.p.A. (d)	6,046	152,415
Danieli & C Officine Meccaniche S.p.A.	1,734	26,557
De’Longhi S.p.A.	18,916	764,969
DeA Capital S.p.A.	32,300	54,800
Elica S.p.A. (a)	11,044	43,898
Emak S.p.A. (a)	23,063	35,710
ERG S.p.A.	17,638	525,093
Esprinet S.p.A. (a)	14,507	183,019
Eurotech S.p.A. (a)	13,076	79,084
Fiera Milano S.p.A.	10,587	43,033
Fila S.p.A. (a)	3,057	36,299
Fincantieri S.p.A. (a) (d)	93,136	76,439
FNM S.p.A. (a)	55,327	40,740
Geox S.p.A. (a)	34,378	33,054
Gruppo MutuiOnline S.p.A.	8,426	444,873
Hera S.p.A.	272,570	1,047,629
Illimity Bank S.p.A. (a)	1,669	18,783
IMMSI S.p.A. (a)	77,271	41,859
Intek Group S.p.A. (a)	80,757	32,203
Interpump Group S.p.A.	16,071	810,001
Iren S.p.A.	217,068	600,970
Italgas S.p.A.	151,950	988,211
Italmobiliare S.p.A.	4,207	141,587
IVS Group S.A. (a)	3,278	21,833
Juventus Football Club S.p.A. (a) (d)	136,573	125,643
La Doria S.p.A.	3,877	81,947
Leonardo S.p.A.	63,473	515,551
LU-VE S.p.A.	1,991	34,794
Maire Tecnimont S.p.A. (a)	42,334	124,486
Mediaset S.p.A. (a)	170,346	491,017
Mediobanca Banca di Credito Finanziario S.p.A. (a)	43,566	484,654
Openjobmetis S.p.A. agenzia per il lavoro	1,209	12,194
OVS S.p.A. (a) (d)	56,351	88,994
Piaggio & C S.p.A.	60,717	230,672
Pirelli & C S.p.A. (a)	101,331	594,681
Prima Industrie S.p.A. (a)	1,853	48,855
Prysmian S.p.A.	23,973	780,567
RAI Way S.p.A.	24,727	139,591
Reno de Medici S.p.A.	46,743	62,652
Reply S.p.A.	6,572	831,332
Rizzoli Corriere Della Sera Mediagroup S.p.A. (a)	39,016	32,678
Sabaf S.p.A.	3,059	83,721
Safilo Group S.p.A. (a)	12,212	13,071
Saipem S.p.A. (d)	197,655	538,970
Saras S.p.A. (a) (d)	169,450	115,256
Servizi Italia S.p.A.	1,701	4,568
Sesa S.p.A. (a)	2,065	252,711
Sogefi S.p.A. (a)	24,822	38,526
SOL S.p.A.	11,001	216,074
Tamburi Investment Partners S.p.A.	38,251	340,635
Technogym S.p.A. (a)	25,428	295,673
Tinexta S.p.A. (a)	6,919	183,671

Italy—(Continued)
Tod’s S.p.A. (a) (d)	3,369	110,037
TXT e-solutions S.p.A. (a)	2,997	26,108
Uni Land S.p.A. (a) (b) (c)	4,937	0
Unieuro S.p.A. (a)	3,192	81,186
Unipol Gruppo Finanziario S.p.A. (a)	133,549	748,090
UnipolSai Assicurazioni S.p.A.	33,327	100,456
Webuild S.p.A. (d)	70,140	147,282
Zignago Vetro S.p.A.	6,769	128,774

		24,904,927

Japan—21.0%
77 Bank, Ltd. (The) (d)	17,700	249,242
A&A Material Corp. (d)	1,200	12,024
A&D Co., Ltd. (d)	6,000	67,958
Abist Co., Ltd.	600	16,878
Access Co., Ltd. (a) (d)	1,500	11,315
Achilles Corp. (d)	4,800	64,432
Ad-sol Nissin Corp.	1,900	48,958
Adastria Co., Ltd.	8,040	147,545
ADEKA Corp. (d)	26,900	527,666
Advan Co., Ltd. (d)	6,700	61,606
Advance Create Co., Ltd.	1,600	15,609
Advanex, Inc.	900	13,204
Advantage Risk Management Co., Ltd.	1,300	8,743
Adventure, Inc.	600	29,758
Aeon Delight Co., Ltd.	6,200	181,060
Aeon Fantasy Co., Ltd.	2,400	52,905
AEON Financial Service Co., Ltd.	7,200	96,262
Aeon Hokkaido Corp.	4,800	52,644
Aeria, Inc. (a)	2,200	12,510
AFC-HD AMS Life Science Co., Ltd.	1,900	20,975
Ahresty Corp. (d)	9,200	40,202
Ai Holdings Corp.	10,200	201,781
Aica Kogyo Co., Ltd. (d)	2,100	75,896
Aichi Bank, Ltd. (The)	2,600	70,804
Aichi Corp. (d)	10,800	86,937
Aichi Steel Corp. (d)	3,800	128,020
Aichi Tokei Denki Co., Ltd. (d)	1,000	39,343
Aida Engineering, Ltd. (d)	16,900	152,450
Aiful Corp. (a) (d)	106,300	308,181
Ain Holdings, Inc. (d)	300	19,407
Aiphone Co., Ltd.	3,800	63,553
Airport Facilities Co., Ltd.	7,500	39,840
Aisan Industry Co., Ltd.	10,400	63,305
Aizawa Securities Co., Ltd. (d)	11,000	99,793
Ajis Co., Ltd.	500	17,281
Akatsuki Corp.	8,100	28,541
Akatsuki, Inc.	1,500	60,780
Akebono Brake Industry Co., Ltd. (a) (d)	17,400	30,883
Akita Bank, Ltd. (The) (d)	6,200	82,175
Albis Co., Ltd.	1,600	35,631
Alconix Corp.	6,400	95,656
Alinco, Inc. (d)	4,600	41,015
Alleanza Holdings Co., Ltd.	1,400	16,846
Alpen Co., Ltd.	4,800	103,115
Alpha Corp. (d)	2,200	24,459

BHFTII-78

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Alpha Systems, Inc. (d)	140	$4,556
Alps Logistics Co., Ltd. (d)	6,000	51,469
Altech Corp.	4,520	89,659
Amano Corp.	14,400	350,652
Amiyaki Tei Co., Ltd. (a)	1,100	29,509
Amuse, Inc. (d)	2,800	64,499
Anabuki Kosan, Inc.	800	14,377
Anest Iwata Corp. (d)	10,400	97,344
AOI Electronics Co., Ltd.	1,100	22,932
AOI TYO Holdings, Inc.	6,428	41,109
AOKI Holdings, Inc. (d)	12,500	70,018
Aomori Bank, Ltd. (The) (d)	6,900	157,163
Aoyama Trading Co., Ltd. (a) (d)	14,500	108,750
Aoyama Zaisan Networks Co., Ltd.	1,400	20,254
Aozora Bank, Ltd.	8,000	182,760
Apaman Co., Ltd.	2,100	11,292
Arakawa Chemical Industries, Ltd. (d)	6,600	78,927
Arata Corp. (d)	4,200	186,533
Arcland Sakamoto Co., Ltd.	4,800	73,820
Arcland Service Holdings Co., Ltd.	4,000	78,914
Arcs Co., Ltd.	13,364	289,374
Arealink Co., Ltd.	3,100	32,483
Argo Graphics, Inc.	4,800	137,997
Arisawa Manufacturing Co., Ltd. (d)	10,600	96,071
ARTERIA Networks Corp.	1,900	28,231
Artiza Networks, Inc.	1,800	31,826
Artnature, Inc.	5,000	31,944
Aruhi Corp.	1,500	24,507
Asahi Broadcasting Corp.	2,400	15,777
Asahi Co., Ltd.	4,500	65,316
Asahi Diamond Industrial Co., Ltd. (d)	17,700	85,178
Asahi Holdings, Inc. (d)	19,200	368,446
Asahi Kogyosha Co., Ltd.	1,200	33,190
Asahi Net, Inc. (d)	5,000	36,608
Asahi Printing Co., Ltd.	400	3,376
ASAHI YUKIZAI Corp. (d)	5,000	67,956
Asahipen Corp.	400	7,252
Asante, Inc.	2,300	37,373
Asanuma Corp. (d)	2,400	97,295
Asax Co., Ltd.	5,400	34,941
Ashimori Industry Co., Ltd. (a)	1,600	15,261
Asia Pile Holdings Corp. (d)	3,800	18,355
ASKA Pharmaceutical Co., Ltd. (b) (c)	7,500	99,165
ASKUL Corp.	700	26,818
Asukanet Co., Ltd.	1,300	13,177
Ateam, Inc.	2,900	45,203
Atom Corp. (d)	25,900	178,767
Atrae, Inc. (a) (d)	1,400	21,750
Atsugi Co., Ltd. (a) (d)	6,100	30,650
Aucnet, Inc.	2,700	33,435
Autobacs Seven Co., Ltd.	23,000	312,164
Avant Corp.	5,800	87,042
Avantia Co., Ltd.	3,000	24,629
Avex, Inc. (d)	12,000	148,632
Awa Bank, Ltd. (The) (d)	10,300	232,375
Axell Corp. (d)	3,800	33,951
Axial Retailing, Inc. (d)	5,100	222,442

Japan—(Continued)
Axyz Co., Ltd.	500	15,827
Azia Co., Ltd.	1,500	23,631
Bando Chemical Industries, Ltd. (d)	12,000	81,338
Bank of Iwate, Ltd. (The) (d)	5,400	116,755
Bank of Kochi, Ltd. (The) (d)	1,600	12,286
Bank of Nagoya, Ltd. (The) (d)	4,200	119,691
Bank of Okinawa, Ltd. (The) (d)	7,360	202,653
Bank of Saga, Ltd. (The)	5,100	68,146
Bank of the Ryukyus, Ltd. (d)	15,800	111,244
Baroque Japan, Ltd.	3,100	22,091
Beaglee, Inc. (a) (d)	1,500	20,389
Belc Co., Ltd. (d)	2,800	155,919
Bell System24 Holdings, Inc.	8,200	140,408
Belluna Co., Ltd.	16,800	197,671
BeNEXT Group, Inc. (d)	14,253	227,846
Bic Camera, Inc.	11,600	130,346
Biofermin Pharmaceutical Co., Ltd.	1,100	28,354
BML, Inc.	7,200	249,183
Bookoff Group Holdings, Ltd.	3,500	31,514
Bourbon Corp.	600	11,938
BP Castrol KK	2,600	31,571
Br Holdings Corp.	7,400	39,584
BrainPad, Inc. (a)	1,100	54,618
Broadleaf Co., Ltd. (d)	24,600	120,965
Bull-Dog Sauce Co., Ltd. (d)	1,200	29,314
Bunka Shutter Co., Ltd. (d)	19,000	181,341
Business Brain Showa-Ota, Inc.	2,600	45,478
C Uyemura & Co., Ltd.	2,400	171,092
C.I. Takiron Corp.	16,300	100,236
CAC Holdings Corp.	4,400	57,256
Can Do Co., Ltd.	2,900	52,745
Canare Electric Co., Ltd.	800	13,038
Canon Electronics, Inc.	6,000	93,381
Career Design Center Co., Ltd.	1,600	15,396
Carlit Holdings Co., Ltd. (d)	7,300	48,472
Casa, Inc.	1,000	9,016
Cawachi, Ltd.	4,000	104,212
Central Automotive Products, Ltd.	3,000	75,341
Central Glass Co., Ltd.	10,900	231,941
Central Security Patrols Co., Ltd. (d)	2,300	70,875
Central Sports Co., Ltd. (d)	2,400	54,374
Ceres, Inc.	1,100	46,821
Charm Care Corp.	3,200	38,722
Chiba Kogyo Bank, Ltd. (The) (d)	16,000	42,995
Chilled & Frozen Logistics Holdings Co., Ltd.	2,800	45,684
Chino Corp. (d)	2,700	35,558
Chiyoda Co., Ltd. (d)	5,800	52,029
Chiyoda Integre Co., Ltd.	3,900	66,885
Chodai Co., Ltd.	1,400	22,646
Chofu Seisakusho Co., Ltd.	5,700	112,034
Chori Co., Ltd. (d)	4,300	65,545
Chubu Shiryo Co., Ltd.	7,900	102,712
Chudenko Corp. (d)	9,700	207,280
Chuetsu Pulp & Paper Co., Ltd. (a)	1,900	21,795
Chugai Ro Co., Ltd. (d)	1,400	26,831
Chugoku Bank, Ltd. (The) (d)	36,700	309,663
Chugoku Marine Paints, Ltd.	13,000	117,237

BHFTII-79

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Chukyo Bank, Ltd. (The) (d)	3,900	$61,942
Chuo Gyorui Co., Ltd.	200	5,314
Chuo Spring Co., Ltd. (d)	5,600	50,657
Citizen Watch Co., Ltd. (d)	83,700	287,109
Cleanup Corp.	7,300	35,888
CMIC Holdings Co., Ltd. (d)	3,900	54,312
CMK Corp.	15,500	67,326
Cocokara fine, Inc. (d)	5,100	393,228
Colowide Co., Ltd. (d)	4,000	68,915
Como Co., Ltd.	400	9,391
Computer Engineering & Consulting, Ltd.	8,200	106,689
Computer Institute of Japan, Ltd.	2,000	16,373
Comture Corp.	5,400	131,139
CONEXIO Corp.	4,600	57,751
Core Corp. (d)	2,500	34,233
Corona Corp.	4,400	37,850
Cosel Co., Ltd.	8,100	80,335
Cosmo Energy Holdings Co., Ltd. (d)	18,100	431,188
Cosmos Initia Co., Ltd. (a)	3,500	14,126
Cota Co., Ltd. (d)	4,525	64,499
Create Medic Co., Ltd.	1,800	16,306
Create Restaurants Holdings, Inc. (a) (d)	24,800	193,674
Create SD Holdings Co., Ltd.	900	29,302
Credit Saison Co., Ltd. (d)	6,400	76,557
Creek & River Co., Ltd.	3,900	50,606
Cresco, Ltd.	4,000	58,392
CTI Engineering Co., Ltd.	3,900	89,051
CTS Co., Ltd. (d)	7,700	59,581
Cube System, Inc. (d)	2,500	26,653
Curves Holdings Co., Ltd. (d)	11,600	105,650
Cyber Com Co., Ltd.	1,100	15,681
Cybozu, Inc. (d)	5,300	107,687
Dai Nippon Toryo Co., Ltd.	7,800	64,145
Dai-Dan Co., Ltd. (d)	4,600	123,431
Dai-ichi Seiko Co., Ltd.	3,100	56,808
Daibiru Corp. (d)	16,100	208,510
Daido Kogyo Co., Ltd.	2,000	17,523
Daido Metal Co., Ltd.	13,400	71,300
Daido Steel Co., Ltd. (d)	8,400	388,560
Daidoh, Ltd. (a) (d)	10,800	18,441
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	40,775
Daihen Corp.	5,600	247,029
Daiho Corp. (d)	5,000	174,836
Daiichi Jitsugyo Co., Ltd.	2,800	105,779
Daiichi Kigenso Kagaku-Kogyo Co., Ltd. (d)	5,000	59,312
Daiichikosho Co., Ltd. (d)	5,200	201,268
Daiken Corp.	4,800	95,728
Daiken Medical Co., Ltd. (d)	4,400	24,237
Daiki Aluminium Industry Co., Ltd. (d)	9,000	87,453
Daiki Axis Co., Ltd.	1,300	11,320
Daiko Denshi Tsushin, Ltd.	1,300	6,606
Daikoku Denki Co., Ltd.	2,700	25,102
Daikokutenbussan Co., Ltd.	1,300	85,460
Daikyonishikawa Corp. (d)	11,600	81,553
Dainichi Co., Ltd.	4,100	32,223
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	89,517
Daiohs Corp. (a)	900	8,110

Japan—(Continued)
Daiseki Co., Ltd.	10,700	388,097
Daishi Hokuetsu Financial Group, Inc. (d)	11,500	272,141
Daishinku Corp. (d)	2,600	58,439
Daisue Construction Co., Ltd. (d)	2,300	19,823
Daito Bank, Ltd. (The)	5,200	32,912
Daito Pharmaceutical Co., Ltd.	3,960	128,871
Daitron Co., Ltd.	2,400	39,129
Daiwa Industries, Ltd.	11,000	110,183
Daiwabo Holdings Co., Ltd.	26,000	396,650
DCM Holdings Co., Ltd.	33,100	346,531
Dear Life Co., Ltd. (d)	7,500	30,826
Delica Foods Holdings Co., Ltd. (d)	600	3,634
DeNA Co., Ltd. (d)	6,700	131,434
Densan System Co., Ltd.	1,700	49,741
Denyo Co., Ltd.	4,800	91,054
Dexerials Corp.	15,300	262,455
Digital Arts, Inc. (d)	2,900	255,101
Digital Garage, Inc. (d)	5,500	224,628
Digital Information Technologies Corp.	1,300	27,006
Dip Corp.	6,500	170,605
DKK Co., Ltd. (d)	3,800	93,437
DKS Co., Ltd. (d)	2,800	93,141
DMG Mori Co., Ltd.	28,400	468,351
DMW Corp.	700	23,444
Doshisha Co., Ltd.	7,400	125,423
Double Standard, Inc. (d)	700	26,171
Doutor Nichires Holdings Co., Ltd.	7,600	118,210
Dowa Holdings Co., Ltd. (d)	7,700	320,669
Drecom Co., Ltd. (a) (d)	2,700	19,386
DTS Corp. (d)	11,700	268,136
Duskin Co., Ltd.	12,500	314,906
DyDo Group Holdings, Inc. (d)	3,200	153,903
Dynic Corp. (d)	3,200	24,021
E-Guardian, Inc. (d)	2,400	62,789
Eagle Industry Co., Ltd.	7,800	84,319
Earth Corp.	2,600	156,581
EAT&Holdings Co., Ltd. (d)	1,400	24,737
Ebara Foods Industry, Inc.	700	17,129
Ebara Jitsugyo Co., Ltd.	1,500	69,304
Ebase Co., Ltd. (d)	4,800	41,091
eBook Initiative Japan Co., Ltd. (a)	900	21,903
Eco’s Co., Ltd.	1,400	24,737
EDION Corp. (d)	25,400	284,700
Edulab, Inc.	300	22,350
EF-ON, Inc.	6,100	60,951
eGuarantee, Inc.	8,200	155,029
Ehime Bank, Ltd. (The) (d)	11,400	105,773
Eidai Co., Ltd. (d)	10,000	26,897
Eiken Chemical Co., Ltd. (d)	7,500	146,312
Eizo Corp. (d)	4,400	166,449
Elan Corp.	6,400	81,402
Elecom Co., Ltd.	3,200	71,016
Elematec Corp. (d)	6,800	62,642
EM Systems Co., Ltd.	1,400	10,740
en-japan, Inc. (d)	6,500	201,488
Endo Lighting Corp.	2,600	16,029
Enigmo, Inc. (d)	6,400	80,170

BHFTII-80

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Enplas Corp. (d)	2,500	$93,350
Enshu, Ltd.	2,300	20,283
Entrust, Inc.	1,500	9,303
EPS Holdings, Inc.	10,800	110,551
eRex Co., Ltd. (d)	8,000	133,331
ES-Con Japan, Ltd.	10,500	74,623
Escrow Agent Japan, Inc.	5,100	13,885
Eslead Corp. (d)	2,700	41,124
ESPEC Corp.	6,500	108,867
Exedy Corp. (d)	9,100	138,011
Extreme Co., Ltd.	700	9,197
F&M Co., Ltd.	1,600	22,223
F-Tech, Inc.	6,000	40,865
Faith, Inc. (d)	2,680	19,438
FALCO HOLDINGS Co., Ltd. (d)	3,100	49,153
FAN Communications, Inc.	11,700	43,587
FCC Co., Ltd.	10,500	176,034
FDK Corp. (a)	3,600	45,717
Feed One Co., Ltd. (d)	8,276	68,520
Ferrotec Holdings Corp.	10,400	210,488
FFRI Security, Inc. (a)	1,000	19,913
Fibergate, Inc.	1,800	30,275
FIDEA Holdings Co., Ltd.	62,510	77,507
Fields Corp.	6,000	31,384
FINDEX, Inc.	3,900	38,400
First Bank of Toyama, Ltd. (The)	10,700	30,304
First Brothers Co., Ltd.	900	8,355
First Juken Co., Ltd.	1,600	20,189
First-corp, Inc.	1,600	10,853
Fixstars Corp.	2,700	25,256
FJ Next Co., Ltd. (d)	3,800	38,590
Focus Systems Corp.	2,900	25,931
Forval Corp.	1,900	15,038
Foster Electric Co., Ltd. (d)	7,400	87,205
France Bed Holdings Co., Ltd.	9,300	81,538
Freebit Co., Ltd. (d)	2,100	19,030
Freund Corp.	2,400	17,056
FTGroup Co., Ltd.	1,500	19,252
Fudo Tetra Corp. (d)	6,030	105,123
Fuji Co., Ltd. (d)	6,700	130,155
Fuji Corp.	10,400	267,456
Fuji Corp., Ltd.	8,600	57,626
Fuji Corp/Miyagi	600	13,851
Fuji Kyuko Co., Ltd.	2,000	106,602
Fuji Oil Co., Ltd. (a) (d)	21,100	43,974
Fuji Pharma Co., Ltd. (d)	4,600	53,021
Fuji Seal International, Inc.	12,100	270,509
Fuji Soft, Inc. (d)	4,900	254,472
Fujibo Holdings, Inc. (d)	3,300	119,565
Fujicco Co., Ltd. (d)	6,500	114,597
Fujikura Composites, Inc. (d)	5,800	31,975
Fujikura Kasei Co., Ltd.	9,500	45,795
Fujikura, Ltd. (a)	76,500	377,114
Fujimori Kogyo Co., Ltd.	4,900	199,702
Fujisash Co., Ltd.	24,500	17,681
Fujishoji Co., Ltd.	1,300	10,663
Fujitec Co., Ltd. (d)	9,600	204,542

Japan—(Continued)
Fujiya Co., Ltd.	3,300	67,744
FuKoKu Co., Ltd.	5,100	37,619
Fukuda Corp.	2,100	100,272
Fukuda Denshi Co., Ltd.	1,200	91,270
Fukui Bank, Ltd. (The) (d)	7,000	124,304
Fukui Computer Holdings, Inc. (d)	2,700	96,847
Fukushima Bank, Ltd. (The) (a)	11,200	26,594
Fukushima Galilei Co., Ltd.	3,800	149,787
Fukuyama Transporting Co., Ltd. (d)	3,200	131,788
FULLCAST Holdings Co., Ltd.	5,400	97,564
Funai Electric Co., Ltd. (a) (d)	7,900	65,801
Funai Soken Holdings, Inc.	10,370	201,588
Furukawa Battery Co., Ltd. (The) (d)	5,000	77,721
Furukawa Co., Ltd. (d)	10,500	127,016
Furukawa Electric Co., Ltd. (d)	20,900	560,404
Furuno Electric Co., Ltd. (d)	8,400	83,209
Furusato Industries, Ltd.	3,700	45,731
Furuya Metal Co., Ltd.	400	25,481
Furyu Corp.	4,300	41,896
Fuso Chemical Co., Ltd.	4,600	169,636
Fuso Pharmaceutical Industries, Ltd.	2,600	59,788
Futaba Corp. (d)	10,200	89,827
Futaba Industrial Co., Ltd.	19,600	105,484
Future Corp.	5,600	101,364
Fuyo General Lease Co., Ltd.	5,400	371,021
G-7 Holdings, Inc. (d)	2,900	69,240
G-Tekt Corp.	7,700	104,932
GA Technologies Co., Ltd. (a)	1,200	24,078
Gakken Holdings Co., Ltd. (d)	6,400	84,409
Gakkyusha Co., Ltd.	2,800	33,715
Gakujo Co., Ltd.	900	12,827
GCA Corp.	5,800	44,514
Gecoss Corp. (d)	4,600	40,074
Genki Sushi Co., Ltd. (d)	1,600	38,289
Genky DrugStores Co., Ltd.	2,400	83,044
Geo Holdings Corp. (d)	11,400	122,261
Giken, Ltd.	4,600	208,015
GL Sciences, Inc.	1,300	29,384
GLOBERIDE, Inc. (d)	2,600	100,721
Glory, Ltd. (d)	13,000	279,647
GMO Click Holdings, Inc. (d)	8,000	65,986
GMO Cloud K.K. (d)	1,000	62,055
GMO Pepabo, Inc. (d)	700	50,378
Godo Steel, Ltd.	3,500	68,938
Goldcrest Co., Ltd. (d)	6,230	95,671
Golf Digest Online, Inc.	900	10,578
Good Com Asset Co., Ltd.	1,600	20,498
Grace Technology, Inc.	5,400	141,104
Grandy House Corp. (d)	3,600	15,749
Gree, Inc.	31,100	157,406
GS Yuasa Corp. (d)	13,300	362,933
GSI Creos Corp.	3,600	41,546
Gun-Ei Chemical Industry Co., Ltd.	1,800	41,147
GungHo Online Entertainment, Inc.	5,800	114,984
Gunma Bank, Ltd. (The) (d)	84,300	302,598
Gunze, Ltd.	4,800	179,937
H-One Co., Ltd.	6,000	43,538

BHFTII-81

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
H2O Retailing Corp. (d)	28,900	$239,640
HABA Laboratories, Inc.	700	28,857
Hachijuni Bank, Ltd. (The) (d)	58,700	213,402
Hagihara Industries, Inc.	4,000	52,718
Hagiwara Electric Holdings Co., Ltd. (d)	1,200	28,522
Hakudo Co., Ltd. (d)	2,400	38,610
Hakuto Co., Ltd.	4,900	56,842
Halows Co., Ltd.	1,100	28,920
Hamakyorex Co., Ltd.	5,600	164,677
Hamee Corp.	1,800	26,651
Hanwa Co., Ltd. (d)	10,700	329,409
Happinet Corp.	5,000	69,467
Hard Off Corp. Co., Ltd.	3,700	27,852
Harima Chemicals Group, Inc. (d)	4,300	36,779
Haruyama Holdings, Inc.	5,400	33,276
Hazama Ando Corp. (d)	54,490	418,317
Hearts United Group Co., Ltd.	2,600	38,237
Heiwa Corp. (d)	9,800	159,858
Heiwa Real Estate Co., Ltd. (d)	11,900	372,762
Heiwado Co., Ltd.	8,700	176,940
Helios Techno Holding Co., Ltd.	2,900	11,371
HI-LEX Corp.	5,500	86,918
Hibiya Engineering, Ltd.	5,800	101,933
Himaraya Co., Ltd. (d)	2,600	23,342
Hioki EE Corp.	3,000	116,213
Hirakawa Hewtech Corp. (d)	2,000	24,741
Hiramatsu, Inc. (a)	7,300	10,369
Hirano Tecseed Co., Ltd.	500	13,157
Hirogin Holdings, Inc. (d)	64,700	397,173
Hirose Tusyo, Inc.	300	5,901
Hiroshima Gas Co., Ltd.	7,000	26,307
Hisaka Works, Ltd. (d)	7,000	53,607
Hitachi Maxell, Ltd. (a)	15,300	194,244
Hitachi Zosen Corp. (d)	50,600	408,460
Hito Communications Holdings, Inc.	1,700	32,362
Hochiki Corp.	4,600	56,941
Hodogaya Chemical Co., Ltd. (d)	1,800	78,790
Hogy Medical Co., Ltd. (d)	6,000	183,191
Hokkaido Electric Power Co., Inc. (d)	53,500	244,737
Hokkaido Gas Co., Ltd.	5,400	78,177
Hokkan Holdings, Ltd.	3,300	43,610
Hokko Chemical Industry Co., Ltd.	7,000	74,306
Hokkoku Bank, Ltd. (The) (d)	7,200	183,433
Hokuetsu Corp. (d)	34,800	163,481
Hokuetsu Industries Co., Ltd. (d)	7,000	68,637
Hokuhoku Financial Group, Inc. (d)	37,300	346,009
Hokuriku Electric Industry Co., Ltd. (d)	2,800	24,248
Hokuriku Electric Power Co. (d)	47,000	321,000
Hokuriku Electrical Construction Co., Ltd. (d)	3,000	33,365
Hokuriku Gas Co., Ltd.	1,000	28,534
Hokuto Corp. (d)	7,100	134,038
Honda Tsushin Kogyo Co., Ltd.	6,100	28,890
Honeys Holdings Co., Ltd.	6,930	67,828
Honma Golf, Ltd.	27,000	19,528
Hoosiers Holdings Co., Ltd. (d)	8,000	53,390
Hosiden Corp.	18,500	193,720
Hosokawa Micron Corp. (d)	2,200	133,333

Japan—(Continued)
Hotland Co., Ltd. (a)	3,200	37,260
House Do Co., Ltd.	600	6,285
Howa Machinery, Ltd.	4,400	34,461
Hyakugo Bank, Ltd. (The) (d)	68,600	207,179
Hyakujushi Bank, Ltd. (The) (d)	8,200	125,417
I’rom Group Co., Ltd. (d)	2,700	59,718
I-Net Corp. (d)	3,520	48,566
I-O Data Device, Inc. (d)	1,800	17,135
IBJ, Inc.	4,900	42,189
Ichibanya Co., Ltd. (d)	3,800	165,684
Ichigo, Inc.	68,700	203,927
Ichiken Co., Ltd. (d)	1,800	33,421
Ichikoh Industries, Ltd.	9,000	62,160
Ichimasa Kamaboko Co., Ltd.	1,100	12,839
ICHINEN HOLDINGS Co., Ltd.	7,400	90,069
Ichiyoshi Securities Co., Ltd. (d)	12,600	70,138
Icom, Inc.	2,600	64,777
ID Holdings Corp. (d)	2,600	29,994
Idec Corp.	7,500	120,748
IDOM, Inc.	20,400	133,416
Ihara Science Corp.	1,800	27,601
Iino Kaiun Kaisha, Ltd. (d)	28,500	136,846
IJT Technology Holdings Co., Ltd.	9,000	49,975
Ikegami Tsushinki Co., Ltd. (d)	2,600	20,933
Imagica Group, Inc. (a)	4,500	22,036
Imasen Electric Industrial	2,000	14,154
Imuraya Group Co., Ltd.	2,900	66,594
Inaba Denki Sangyo Co., Ltd.	15,300	369,566
Inaba Seisakusho Co., Ltd.	3,200	43,397
Inabata & Co., Ltd. (d)	14,100	211,855
Ines Corp. (d)	7,300	87,903
Infocom Corp.	2,400	61,181
Infomart Corp.	7,600	65,931
Information Services International-Dentsu, Ltd.	4,400	155,989
Innotech Corp. (d)	3,900	46,717
Insource Co., Ltd.	2,500	52,236
Intage Holdings, Inc.	11,600	136,553
Intelligent Wave, Inc.	3,400	21,528
Inter Action Corp.	1,700	36,034
Internet Initiative Japan, Inc.	13,400	316,043
Inui Global Logistics Co., Ltd. (d)	4,155	39,908
Iriso Electronics Co., Ltd. (d)	5,500	246,643
Ise Chemicals Corp.	1,000	30,537
Iseki & Co., Ltd. (a)	5,700	84,906
Ishihara Chemical Co., Ltd.	600	12,218
Ishihara Sangyo Kaisha, Ltd.	12,200	100,852
Ishii Iron Works Co., Ltd.	900	24,400
Ishizuka Glass Co., Ltd.	500	9,038
Isolite Insulating Products Co., Ltd.	2,900	17,073
Itfor, Inc. (d)	7,800	58,611
ITmedia, Inc.	1,100	18,615
Itochu Enex Co., Ltd.	17,400	172,093
Itochu-Shokuhin Co., Ltd.	2,000	99,100
Itoham Yonekyu Holdings, Inc.	29,500	194,712
Itoki Corp.	15,600	59,010
Itokuro, Inc. (a) (d)	1,900	21,057
IwaiCosmo Holdings, Inc. (d)	6,200	98,833

BHFTII-82

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Iwaki & Co., Ltd.	9,000	$52,653
Iwaki Co., Ltd.	1,300	10,604
Iwasaki Electric Co., Ltd. (d)	2,500	35,318
Iwatsuka Confectionery Co., Ltd.	1,000	39,034
Iyo Bank, Ltd. (The) (d)	61,000	367,179
J Front Retailing Co., Ltd.	22,700	216,740
J Trust Co., Ltd. (a)	21,200	44,565
J-Oil Mills, Inc.	6,600	118,845
J-Stream, Inc. (d)	500	21,785
JAC Recruitment Co., Ltd.	3,900	61,710
Jaccs Co., Ltd.	6,100	125,402
JAFCO Group Co., Ltd. (d)	9,300	554,546
Jalux, Inc.	2,400	35,492
Jamco Corp. (a) (d)	3,400	31,267
Janome Sewing Machine Co., Ltd. (d)	7,099	53,813
Japan Asia Investment Co., Ltd. (a)	4,900	11,917
Japan Asset Marketing Co., Ltd. (a)	29,300	30,943
Japan Aviation Electronics Industry, Ltd. (d)	15,200	247,145
Japan Best Rescue System Co., Ltd.	4,700	36,014
Japan Cash Machine Co., Ltd. (a)	4,300	23,779
Japan Display, Inc. (a) (d)	81,900	35,582
Japan Electronic Materials Corp. (d)	2,400	41,705
Japan Elevator Service Holdings Co., Ltd.	5,400	116,530
Japan Foundation Engineering Co., Ltd. (d)	7,900	36,236
Japan Investment Adviser Co., Ltd. (d)	3,200	48,832
Japan Lifeline Co., Ltd. (d)	15,500	196,670
Japan Material Co., Ltd.	12,900	153,192
Japan Medical Dynamic Marketing, Inc. (d)	4,400	90,379
Japan Oil Transportation Co., Ltd.	700	17,212
Japan Petroleum Exploration Co., Ltd.	11,400	211,424
Japan Property Management Center Co., Ltd.	4,100	47,947
Japan Pulp & Paper Co., Ltd. (d)	3,700	122,168
Japan Securities Finance Co., Ltd. (d)	24,000	173,441
Japan Steel Works, Ltd. (The)	18,200	431,785
Japan Transcity Corp. (d)	12,000	61,001
Japan Wool Textile Co., Ltd. (The)	17,100	159,769
Jastec Co., Ltd.	4,300	46,931
JBCC Holdings, Inc.	5,300	71,029
JCU Corp. (d)	5,700	215,318
Jeol, Ltd.	7,100	282,606
JFLA Holdings, Inc.	3,100	10,216
JIG-SAW, Inc. (a)	900	118,597
Jimoto Holdings, Inc. (d)	6,790	48,834
JINS Holdings, Inc. (d)	3,200	228,116
JK Holdings Co., Ltd. (d)	5,600	44,526
JM Holdings Co., Ltd.	2,000	41,213
JMS Co., Ltd. (d)	6,400	56,701
Joban Kosan Co., Ltd. (a)	1,700	22,232
Joshin Denki Co., Ltd. (d)	5,700	163,346
Joyful Honda Co., Ltd.	4,900	63,627
JP-Holdings, Inc.	17,900	46,174
JSB Co., Ltd.	1,000	29,845
JSP Corp. (d)	3,900	65,659
Juki Corp.	11,200	90,459
Juroku Bank, Ltd. (The) (d)	9,700	193,965
JVC Kenwood Corp. (d)	53,300	106,311
K&O Energy Group, Inc.	5,400	71,719

Japan—(Continued)
Kadokawa Corp. (d)	3,808	148,132
Kadoya Sesame Mills, Inc.	800	30,441
Kaga Electronics Co., Ltd.	5,900	132,663
Kaken Pharmaceutical Co., Ltd.	800	31,353
Kakiyasu Honten Co., Ltd. (d)	2,500	59,671
Kameda Seika Co., Ltd. (d)	3,500	152,280
Kamei Corp. (d)	7,700	86,504
Kanaden Corp.	6,300	69,175
Kanagawa Chuo Kotsu Co., Ltd.	2,400	81,864
Kanamic Network Co., Ltd.	4,200	28,208
Kanamoto Co., Ltd.	9,900	257,939
Kandenko Co., Ltd.	19,900	174,424
Kaneka Corp. (d)	10,500	431,464
Kaneko Seeds Co., Ltd.	1,300	19,115
Kanematsu Corp. (d)	24,900	335,259
Kanematsu Electronics, Ltd.	3,100	104,620
Kanemi Co., Ltd. (a)	100	2,632
Kansai Super Market, Ltd. (d)	4,700	47,800
Kanto Denka Kogyo Co., Ltd. (d)	15,000	121,718
Kasai Kogyo Co., Ltd. (a) (d)	8,600	35,326
Katakura & Co-op Agri Corp.	1,600	18,342
Katakura Industries Co., Ltd.	8,600	113,350
Katitas Co., Ltd.	1,500	41,957
Kato Sangyo Co., Ltd. (d)	7,100	229,860
Kato Works Co., Ltd. (d)	3,800	39,657
Kawada Technologies, Inc.	1,500	63,929
Kawai Musical Instruments Manufacturing Co., Ltd.	1,600	50,713
Kawasaki Kinkai Kisen Kaisha, Ltd.	700	17,205
Kawasaki Kisen Kaisha, Ltd. (a) (d)	13,200	301,993
KeePer Technical Laboratory Co., Ltd.	3,000	67,255
Keihanshin Building Co., Ltd.	10,600	142,477
Keihin Co., Ltd./Minato-Ku Tokyo Japan	2,300	29,057
Keiyo Bank, Ltd. (The) (d)	36,300	150,521
Keiyo Co., Ltd.	10,600	70,289
Kenko Mayonnaise Co., Ltd.	4,100	70,021
KFC Holdings Japan, Ltd.	4,000	107,212
KH Neochem Co., Ltd.	9,400	237,420
Ki-Star Real Estate Co., Ltd.	3,000	109,695
Kimoto Co., Ltd.	14,900	28,968
Kimura Chemical Plants Co., Ltd. (d)	3,300	22,752
Kinki Sharyo Co., Ltd. (The) (a) (d)	1,200	14,458
Kintetsu Department Store Co., Ltd. (a)	1,900	55,922
Kintetsu World Express, Inc.	11,200	291,254
Kissei Pharmaceutical Co., Ltd.	8,100	179,007
Kita-Nippon Bank, Ltd. (The) (d)	2,900	52,506
Kitagawa Iron Works Co., Ltd.	3,100	44,471
Kitano Construction Corp. (d)	1,400	32,050
Kitanotatsujin Corp.	7,600	43,819
Kito Corp.	5,900	97,635
Kitz Corp.	19,100	111,070
Kiyo Bank, Ltd. (The) (d)	19,800	296,212
KLab, Inc. (a)	10,600	77,321
Koa Corp. (d)	8,400	119,186
Koatsu Gas Kogyo Co., Ltd. (d)	11,100	73,923
Kobe Electric Railway Co., Ltd. (a) (d)	1,400	46,484
Kobe Steel, Ltd. (a)	77,400	522,335
Kobelco Eco-Solutions Co., Ltd.	1,200	27,388

BHFTII-83

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kohnan Shoji Co., Ltd.	7,600	$219,042
Kohsoku Corp. (d)	4,000	53,931
Koike Sanso Kogyo Co., Ltd.	700	14,629
Kojima Co., Ltd.	12,000	76,791
Kokusai Pulp & Paper Co., Ltd. (d)	3,700	8,537
Kokuyo Co., Ltd.	21,700	336,131
KOMAIHALTEC, Inc.	1,800	35,866
Komatsu Seiren Co., Ltd.	10,200	89,849
Komatsu Wall Industry Co., Ltd.	2,700	49,286
KOMEDA Holdings Co., Ltd.	10,500	191,351
Komehyo Holdings Co., Ltd.	1,300	12,648
Komeri Co., Ltd. (d)	11,000	306,230
Komori Corp.	16,400	111,098
Konaka Co., Ltd. (d)	7,300	21,974
Kondotec, Inc.	6,900	66,762
Konica Minolta, Inc.	82,400	448,380
Konishi Co., Ltd.	9,900	160,779
Konoike Transport Co., Ltd.	6,900	75,610
Kosaido Co., Ltd. (a)	3,700	34,265
Koshidaka Holdings Co., Ltd. (d)	11,600	62,599
Kotobuki Spirits Co., Ltd.	300	19,534
Kozo Keikaku Engineering, Inc.	1,200	30,939
Krosaki Harima Corp. (d)	1,600	70,961
KRS Corp.	2,200	33,218
KU Holdings Co., Ltd.	8,000	70,375
Kumagai Gumi Co., Ltd. (d)	11,000	298,615
Kumiai Chemical Industry Co., Ltd. (d)	10,995	99,704
Kunimine Industries Co., Ltd.	1,200	13,905
Kurabo Industries, Ltd.	5,600	97,243
Kureha Corp. (d)	5,200	360,187
Kurimoto, Ltd. (d)	3,500	55,549
Kuriyama Holdings Corp.	2,300	14,639
Kushikatsu Tanaka Holdings Co. (d)	1,100	18,501
KYB Corp. (a)	6,900	188,674
Kyoden Co., Ltd.	6,500	18,576
Kyodo Printing Co., Ltd. (d)	2,600	70,200
Kyoei Steel, Ltd. (d)	7,800	116,871
Kyokuto Boeki Kaisha, Ltd. (d)	1,800	24,319
Kyokuto Kaihatsu Kogyo Co., Ltd.	9,800	146,427
Kyokuto Securities Co., Ltd. (d)	7,600	59,874
Kyokuyo Co., Ltd. (d)	3,500	96,521
KYORIN Holdings, Inc. (d)	12,800	223,246
Kyoritsu Printing Co., Ltd. (a)	6,800	8,590
Kyosan Electric Manufacturing Co., Ltd. (d)	16,000	59,653
Kyowa Electronic Instruments Co., Ltd.	8,000	31,464
Kyowa Leather Cloth Co., Ltd. (d)	3,300	22,409
Kyushu Financial Group, Inc. (d)	55,200	236,671
LAC Co., Ltd.	5,900	57,254
Lacto Japan Co., Ltd.	1,400	35,815
LEC, Inc. (d)	8,800	100,511
LECIP Holdings Corp.	600	3,219
LIFULL Co., Ltd.	17,000	63,406
Like Co., Ltd.	2,100	38,273
Linical Co., Ltd.	2,600	18,470
Link And Motivation, Inc.	8,900	48,339
Lintec Corp.	10,500	237,945
Litalico, Inc. (a) (b) (c)	2,000	74,328

Japan—(Continued)
Look Holdings, Inc.	2,200	24,219
M&A Capital Partners Co., Ltd. (a)	3,600	179,451
m-up Holdings, Inc.	900	23,937
Macnica Fuji Electronics Holdings, Inc.	14,550	291,439
Macromill, Inc.	13,700	119,018
Maeda Corp. (d)	40,500	349,530
Maeda Kosen Co., Ltd.	5,100	154,108
Maeda Road Construction Co., Ltd. (d)	11,700	227,494
Maezawa Kasei Industries Co., Ltd. (d)	4,300	39,586
Maezawa Kyuso Industries Co., Ltd. (d)	5,800	60,174
Makino Milling Machine Co., Ltd.	7,300	287,695
Mamiya-Op Co., Ltd.	1,900	13,192
Mandom Corp. (d)	6,400	120,531
MarkLines Co., Ltd. (d)	3,000	67,946
Mars Engineering Corp.	3,600	53,783
Marubun Corp.	6,100	29,293
Marudai Food Co., Ltd. (d)	6,700	103,953
Marufuji Sheet Piling Co., Ltd.	1,300	24,974
Maruha Nichiro Corp. (d)	12,000	285,053
Maruka Corp.	1,700	30,996
Marumae Co., Ltd. (d)	2,500	30,455
Marusan Securities Co., Ltd. (d)	19,700	114,241
Maruwa Co., Ltd.	2,600	268,710
Maruyama Manufacturing Co., Inc.	1,500	23,887
Maruzen CHI Holdings Co., Ltd.	11,900	41,800
Maruzen Co. Ltd/Taito ward	900	16,077
Maruzen Showa Unyu Co., Ltd. (d)	4,600	135,119
Marvelous, Inc. (d)	9,500	74,137
Matching Service Japan Co., Ltd. (d)	1,200	12,288
Matsuda Sangyo Co., Ltd. (d)	5,000	92,353
Matsui Construction Co., Ltd. (d)	7,800	52,828
Matsui Securities Co., Ltd. (d)	5,300	43,294
Matsuya Foods Co., Ltd. (d)	2,500	79,159
Max Co., Ltd.	8,400	124,494
Maxvalu Tokai Co., Ltd.	3,500	82,045
MCJ Co., Ltd.	17,300	150,857
MEC Co., Ltd.	4,200	91,688
Media Do Co., Ltd.	1,700	100,967
Medical Data Vision Co., Ltd.	5,700	110,688
Medical System Network Co., Ltd.	5,300	34,304
Medius Holdings Co., Ltd.	1,800	15,281
Megachips Corp.	4,800	153,610
Megmilk Snow Brand Co., Ltd. (d)	14,000	284,758
Meidensha Corp. (d)	10,100	220,740
Meiji Electric Industries Co., Ltd.	1,000	13,502
Meiji Shipping Co., Ltd. (d)	8,500	37,974
Meiko Electronics Co., Ltd.	6,300	153,115
Meiko Network Japan Co., Ltd.	7,200	38,837
Meisei Industrial Co., Ltd.	13,500	94,756
Meitec Corp.	6,300	348,725
Meito Sangyo Co., Ltd. (d)	3,000	40,895
Meiwa Corp. (d)	8,100	35,992
Meiwa Estate Co., Ltd. (d)	5,200	33,245
Melco Holdings, Inc.	1,500	52,291
Members Co., Ltd.	1,800	40,741
Menicon Co., Ltd. (d)	1,000	59,141
Mercuria Investment Co., Ltd.	2,100	15,193

BHFTII-84

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
METAWATER Co., Ltd.	3,600	$72,121
Michinoku Bank, Ltd. (The)	5,700	55,863
Mie Kotsu Group Holdings, Inc. (d)	8,600	39,681
Mikuni Corp. (d)	7,300	21,028
Milbon Co., Ltd.	6,720	369,804
MIMAKI ENGINEERING Co., Ltd. (a)	4,400	25,033
Mimasu Semiconductor Industry Co., Ltd.	4,400	108,881
Ministop Co., Ltd. (d)	5,400	71,188
Miraca Holdings, Inc. (d)	14,400	483,851
Miraial Co., Ltd.	2,900	33,431
Mirait Holdings Corp.	24,080	398,067
Miroku Jyoho Service Co., Ltd.	5,500	102,615
Mitani Corp.	6,600	410,791
Mitani Sekisan Co., Ltd. (d)	2,100	76,101
Mito Securities Co., Ltd. (d)	19,600	57,306
Mitsuba Corp. (a) (d)	12,300	75,141
Mitsubishi Kakoki Kaisha, Ltd. (d)	800	20,533
Mitsubishi Logisnext Co., Ltd. (d)	8,400	98,177
Mitsubishi Paper Mills, Ltd. (a)	8,800	30,142
Mitsubishi Pencil Co., Ltd.	7,200	104,273
Mitsubishi Research Institute, Inc. (d)	2,000	74,620
Mitsubishi Shokuhin Co., Ltd. (d)	4,800	134,470
Mitsubishi Steel Manufacturing Co., Ltd. (a) (d)	5,900	46,578
Mitsuboshi Belting, Ltd.	8,500	137,198
Mitsui Engineering & Shipbuilding Co., Ltd. (a) (d)	24,900	125,126
Mitsui High-Tec, Inc.	5,700	241,946
Mitsui Matsushima Co., Ltd. (d)	5,200	46,855
Mitsui Mining & Smelting Co., Ltd. (d)	17,000	594,496
Mitsui Sugar Co., Ltd.	6,100	108,307
Mitsui-Soko Holdings Co., Ltd.	6,100	119,868
Mitsumura Printing Co., Ltd. (d)	500	8,242
Mitsuuroko Group Holdings Co., Ltd. (d)	10,100	123,930
Mixi, Inc. (d)	11,700	293,581
Miyaji Engineering Group, Inc. (d)	1,800	38,637
Miyazaki Bank, Ltd. (The) (d)	5,400	114,114
Miyoshi Oil & Fat Co., Ltd.	2,800	32,768
Mizuho Leasing Co., Ltd. (d)	8,700	262,272
Mizuho Medy Co., Ltd.	500	16,613
Mizuno Corp. (d)	6,600	129,930
Mochida Pharmaceutical Co., Ltd.	700	27,191
Modec, Inc.	6,100	125,508
Monex Group, Inc. (d)	48,300	410,595
Money Partners Group Co., Ltd. (d)	7,100	16,681
Monogatari Corp. (The)	2,600	168,867
MORESCO Corp.	2,500	25,565
Morinaga & Co., Ltd.	1,100	39,359
Morinaga Milk Industry Co., Ltd. (d)	4,000	210,491
Moriroku Holdings Co., Ltd.	800	16,353
Morita Holdings Corp. (d)	11,200	180,881
Morito Co., Ltd.	3,400	19,845
Morozoff, Ltd.	900	47,291
Mory Industries, Inc.	1,600	38,411
Moshi Moshi Hotline, Inc. (d)	11,500	148,721
Mr. Max Holdings, Ltd. (d)	10,500	68,225
MRK Holdings, Inc. (d)	15,600	21,717
MTI, Ltd.	6,800	49,744
Mugen Estate Co., Ltd.	3,300	15,432

Japan—(Continued)
Murakami Corp.	3,000	87,010
Musashi Seimitsu Industry Co., Ltd.	13,400	229,791
Musashino Bank, Ltd. (The) (d)	9,500	157,507
Mutoh Holdings Co., Ltd.	900	13,301
NAC Co., Ltd.	3,600	31,078
Nachi-Fujikoshi Corp.	4,200	183,671
Nafco Co., Ltd.	2,600	50,277
Nagano Bank, Ltd. (The) (d)	3,500	43,872
Nagano Keiki Co., Ltd. (d)	4,200	37,295
Nagase & Co., Ltd. (d)	30,600	480,070
Nagatanien Holdings Co., Ltd. (d)	4,000	84,302
Nagawa Co., Ltd. (d)	2,000	161,558
Naigai Trans Line, Ltd.	2,100	27,095
Nakabayashi Co., Ltd.	5,500	30,583
Nakamuraya Co., Ltd. (d)	1,600	56,106
Nakanishi, Inc.	6,800	141,803
Nakano Corp. (d)	4,000	14,333
Nakayama Steel Works, Ltd.	6,300	24,820
Nakayamafuku Co., Ltd. (d)	2,000	8,908
Namura Shipbuilding Co., Ltd. (a) (d)	18,956	38,151
Nanto Bank, Ltd. (The) (d)	9,200	163,714
Narasaki Sangyo Co., Ltd.	800	14,864
Natori Co., Ltd.	2,600	46,153
NEC Capital Solutions, Ltd.	3,800	69,556
Neturen Co., Ltd. (d)	9,800	54,100
New Art Holdings Co., Ltd.	1,235	12,326
New Japan Chemical Co., Ltd. (d)	9,900	26,117
Nextage Co., Ltd.	9,800	167,652
NF Holdings Corp. (d)	1,600	29,519
NHK Spring Co., Ltd. (d)	49,600	373,992
Nice Corp.	2,300	39,186
Nichi-iko Pharmaceutical Co., Ltd. (d)	14,900	134,057
Nichia Steel Works, Ltd. (d)	13,000	38,676
Nichias Corp. (d)	16,500	419,577
Nichiban Co., Ltd.	4,000	69,297
Nichicon Corp. (d)	17,900	182,454
Nichiden Corp. (d)	5,200	102,958
Nichiha Corp.	7,900	230,899
Nichimo Co., Ltd.	1,600	30,673
Nichireki Co., Ltd.	8,200	117,499
Nichirin Co., Ltd.	1,400	22,574
Nihon Chouzai Co., Ltd.	3,320	53,582
Nihon Flush Co., Ltd. (d)	6,000	73,885
Nihon House Holdings Co., Ltd.	15,000	46,073
Nihon Kagaku Sangyo Co., Ltd.	3,000	34,106
Nihon Nohyaku Co., Ltd.	14,000	68,766
Nihon Parkerizing Co., Ltd. (d)	24,500	264,620
Nihon Plast Co., Ltd.	4,500	25,246
Nihon Tokushu Toryo Co., Ltd. (d)	2,900	28,252
Nihon Yamamura Glass Co., Ltd.	3,800	35,178
Nikkato Corp.	1,700	11,688
Nikkiso Co., Ltd.	16,800	170,988
Nikko Co., Ltd. (d)	9,000	59,519
Nikkon Holdings Co., Ltd. (d)	17,700	355,491
Nippn Corp.	15,800	236,911
Nippon Air Conditioning Services Co., Ltd.	9,600	64,852
Nippon Aqua Co., Ltd.	3,000	16,702

BHFTII-85

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nippon Beet Sugar Manufacturing Co., Ltd.	3,800	$56,373
Nippon Carbide Industries Co., Inc. (d)	2,300	27,873
Nippon Carbon Co., Ltd.	3,000	126,165
Nippon Chemi-Con Corp. (a)	5,900	104,143
Nippon Chemical Industrial Co., Ltd.	2,400	64,700
Nippon Chemiphar Co., Ltd.	800	19,023
Nippon Coke & Engineering Co., Ltd.	61,100	63,082
Nippon Commercial Development Co., Ltd.	2,500	38,860
Nippon Computer Dynamics Co., Ltd.	1,700	10,364
Nippon Concept Corp.	1,500	24,111
Nippon Concrete Industries Co., Ltd. (d)	14,000	52,043
Nippon Denko Co., Ltd.	38,165	119,417
Nippon Densetsu Kogyo Co., Ltd. (d)	11,400	199,485
Nippon Dry-Chemical Co., Ltd. (d)	1,000	15,360
Nippon Electric Glass Co., Ltd.	21,600	502,516
Nippon Felt Co., Ltd.	8,600	35,216
Nippon Filcon Co., Ltd.	5,200	24,583
Nippon Fine Chemical Co., Ltd. (d)	4,300	58,394
Nippon Gas Co., Ltd.	28,200	491,648
Nippon Hume Corp.	6,700	46,365
Nippon Kayaku Co., Ltd.	21,700	209,514
Nippon Kodoshi Corp.	1,600	45,211
Nippon Koei Co., Ltd.	4,200	119,461
Nippon Light Metal Holdings Co., Ltd. (d)	18,000	359,794
Nippon Paper Industries Co., Ltd. (d)	26,600	318,694
Nippon Parking Development Co., Ltd.	65,100	90,170
Nippon Pillar Packing Co., Ltd. (d)	6,500	109,980
Nippon Piston Ring Co., Ltd.	3,200	33,633
Nippon Rietec Co., Ltd. (d)	3,700	68,277
Nippon Road Co., Ltd. (The) (d)	2,100	156,313
Nippon Seiki Co., Ltd.	15,000	174,259
Nippon Seisen Co., Ltd.	1,200	38,570
Nippon Sharyo, Ltd. (a)	2,600	58,503
Nippon Signal Co., Ltd. (d)	17,500	155,489
Nippon Soda Co., Ltd. (d)	7,200	227,271
Nippon Steel Trading Corp.	4,596	169,040
Nippon Suisan Kaisha, Ltd. (d)	80,800	389,006
Nippon Systemware Co., Ltd. (d)	1,900	35,839
Nippon Thompson Co., Ltd. (d)	15,700	93,909
Nippon Yakin Kogyo Co., Ltd.	4,100	76,452
Nipro Corp. (d)	21,800	263,581
Nishi-Nippon Financial Holdings, Inc.	35,700	256,101
Nishi-Nippon Railroad Co., Ltd.	6,700	178,923
Nishikawa Rubber Co., Ltd.	1,200	16,337
Nishimatsu Construction Co., Ltd. (d)	17,000	432,168
Nishimatsuya Chain Co., Ltd. (d)	12,500	188,912
Nishimoto Co., Ltd.	1,400	41,424
Nishio Rent All Co., Ltd.	6,000	162,626
Nissan Shatai Co., Ltd.	9,100	65,653
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	25,774
Nissei ASB Machine Co., Ltd.	2,300	110,002
Nissei Corp. (d)	3,700	35,135
Nissei Plastic Industrial Co., Ltd.	6,000	55,367
Nissha Co., Ltd.	14,100	175,605
Nisshin Group Holdings Co., Ltd.	12,300	54,355
Nisshin Oillio Group, Ltd. (The)	7,400	218,041
Nisshinbo Holdings, Inc.	42,520	317,901

Japan—(Continued)
Nissin Corp. (d)	4,300	56,598
Nissin Electric Co., Ltd. (d)	14,800	166,897
Nissin Sugar Co., Ltd.	2,400	39,704
Nissui Pharmaceutical Co., Ltd.	4,000	35,962
Nitta Corp. (d)	6,800	161,747
Nitta Gelatin, Inc.	4,500	27,288
Nittan Valve Co., Ltd.	6,300	12,627
Nittetsu Mining Co., Ltd.	1,700	104,383
Nitto Fuji Flour Milling Co., Ltd. (d)	400	27,544
Nitto Kogyo Corp. (d)	9,000	165,329
Nitto Kohki Co., Ltd.	4,100	71,306
Nitto Seiko Co., Ltd.	12,500	66,357
Nittoc Construction Co., Ltd.	7,450	55,961
NJS Co., Ltd.	2,200	41,145
Noevir Holdings Co., Ltd. (d)	3,200	145,379
Nohmi Bosai, Ltd. (d)	7,000	136,243
Nojima Corp. (d)	9,000	229,343
Nomura Co., Ltd.	23,700	196,873
Noritake Co., Ltd.	3,400	109,440
Noritsu Koki Co., Ltd.	5,200	124,445
Noritz Corp.	10,600	169,370
North Pacific Bank, Ltd. (d)	88,000	255,173
NS Tool Co., Ltd. (d)	4,800	72,401
NS United Kaiun Kaisha, Ltd.	3,300	56,338
NSD Co., Ltd. (d)	18,540	308,986
NTN Corp. (a)	124,600	383,321
OAK Capital Corp. (a) (d)	15,500	14,011
Oat Agrio Co., Ltd.	200	2,724
Obara Group, Inc. (d)	3,800	130,305
Oenon Holdings, Inc.	12,300	45,487
Ogaki Kyoritsu Bank, Ltd. (The) (d)	10,900	219,808
Ohara, Inc.	600	9,176
Ohashi Technica, Inc. (d)	3,800	54,018
Ohba Co., Ltd.	4,600	34,112
Ohsho Food Service Corp.	3,600	189,651
OIE Sangyo Co., Ltd. (a) (d)	800	10,188
Oiles Corp. (d)	8,000	122,878
Oisix ra daichi, Inc. (a) (d)	5,600	147,990
Oita Bank, Ltd. (The)	5,000	97,552
Okabe Co., Ltd.	12,500	88,248
Okada Aiyon Corp. (d)	1,900	22,507
Okamoto Industries, Inc. (d)	3,200	121,578
Okamoto Machine Tool Works, Ltd.	1,400	39,943
Okamura Corp. (d)	17,500	205,174
Okasan Securities Group, Inc. (d)	39,200	160,483
Okaya Electric Industries Co., Ltd. (d)	5,800	20,774
Oki Electric Industry Co., Ltd.	25,700	267,610
Okinawa Cellular Telephone Co.	4,000	183,685
Okinawa Electric Power Co., Inc. (The) (d)	14,827	208,159
OKUMA Corp. (d)	7,800	450,017
Okumura Corp.	8,200	218,598
Okura Industrial Co., Ltd.	3,000	55,821
Okuwa Co., Ltd.	7,400	81,011
Olympic Group Corp.	2,600	20,044
ONO Sokki Co., Ltd.	4,200	21,137
Onoken Co., Ltd.	4,300	53,768
Onward Holdings Co., Ltd.	31,800	89,749

BHFTII-86

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Optex Group Co., Ltd.	9,400	$140,573
Optim Corp. (a) (d)	1,700	45,991
Optorun Co., Ltd.	3,200	79,832
Organo Corp. (d)	2,300	138,300
Orient Corp. (d)	68,300	95,298
Origin Co., Ltd.	3,400	44,536
Oro Co., Ltd.	2,100	72,753
Osaka Organic Chemical Industry, Ltd.	4,100	138,200
Osaka Soda Co., Ltd. (d)	5,000	119,084
Osaka Steel Co., Ltd. (d)	5,000	64,524
OSAKA Titanium Technologies Co., Ltd. (a) (d)	5,500	47,947
Osaki Electric Co., Ltd.	11,000	60,707
OSG Corp.	19,400	347,447
OSJB Holdings Corp. (b) (c) (d)	39,400	105,328
OUG Holdings, Inc.	700	18,820
Outsourcing, Inc.	32,100	517,196
Oyo Corp.	6,400	74,872
Ozu Corp.	600	10,928
Pacific Industrial Co., Ltd. (d)	13,700	158,127
Pacific Metals Co., Ltd. (d)	5,100	99,431
Pack Corp. (The)	4,600	125,508
Pal Group Holdings Co., Ltd.	7,600	105,263
PAPYLESS Co., Ltd.	700	13,601
Paraca, Inc.	300	4,546
Paramount Bed Holdings Co., Ltd. (d)	12,000	255,543
Paris Miki Holdings, Inc. (d)	10,600	27,808
Pasona Group, Inc. (d)	6,200	104,981
PC Depot Corp. (d)	7,000	31,328
PCI Holdings, Inc.	1,800	23,606
Pegasus Sewing Machine Manufacturing Co., Ltd. (a)	5,400	22,428
Penta-Ocean Construction Co., Ltd.	47,500	374,340
Pickles Corp.	1,300	40,948
Pilot Corp.	4,100	130,795
Piolax, Inc.	9,700	142,837
Plenus Co., Ltd. (a)	1,300	22,247
Poletowin Pitcrew Holdings, Inc.	7,900	98,600
PR Times, Inc. (a)	700	22,463
Premium Group Co., Ltd.	1,400	30,630
Press Kogyo Co., Ltd.	29,900	90,282
Pressance Corp.	4,000	61,139
Prestige International, Inc.	27,100	201,680
Prima Meat Packers, Ltd.	7,500	237,164
Pro-Ship, Inc. (d)	2,300	27,812
Pronexus, Inc.	5,100	55,965
Prored Partners Co., Ltd. (a)	1,000	27,971
Proto Corp.	8,800	93,443
PS Mitsubishi Construction Co., Ltd. (d)	8,800	53,670
Punch Industry Co., Ltd.	2,700	14,881
QB Net Holdings Co., Ltd. (a) (d)	700	10,423
Qol Co., Ltd.	7,400	103,855
Quick Co., Ltd.	4,000	44,717
Raccoon Co., Ltd. (d)	4,100	100,313
Raito Kogyo Co., Ltd.	13,400	228,348
Raiznext Corp. (d)	11,000	119,220
Rasa Industries, Ltd. (d)	2,600	49,854
Raysum Co., Ltd. (d)	5,300	43,290
Renaissance, Inc. (d)	3,400	36,225

Japan—(Continued)
Rengo Co., Ltd.	7,300	63,490
Resona Holdings, Inc.	33,938	142,237
Resorttrust, Inc.	25,500	426,906
Restar Holdings Corp. (d)	6,900	127,456
Retail Partners Co., Ltd. (d)	4,300	54,123
Rheon Automatic Machinery Co., Ltd.	5,000	53,282
Rhythm Co., Ltd. (d)	2,500	20,498
Riberesute Corp.	4,300	33,447
Ricoh Leasing Co., Ltd. (d)	4,500	141,037
Ride On Express Holdings Co., Ltd.	1,700	25,928
Right On Co., Ltd. (a)	5,900	37,160
Riken Corp.	2,500	56,603
Riken Keiki Co., Ltd.	4,600	114,795
Riken Technos Corp.	9,900	46,138
Riken Vitamin Co., Ltd. (d)	5,400	66,631
Rion Co., Ltd.	2,200	59,702
Riso Kagaku Corp. (d)	7,158	95,357
Riso Kyoiku Co., Ltd.	34,770	106,441
Rock Field Co., Ltd. (d)	6,600	100,767
Rokko Butter Co., Ltd.	3,600	55,075
Roland DG Corp.	3,600	59,068
Rorze Corp.	1,900	136,232
Royal Holdings Co., Ltd. (a) (d)	600	10,865
Rozetta Corp. (a) (d)	1,400	30,782
RS Technologies Co., Ltd.	1,500	87,570
Ryobi, Ltd. (a)	6,200	93,455
Ryoden Corp.	4,500	67,160
Ryosan Co., Ltd. (d)	7,000	143,426
S Foods, Inc.	4,500	154,163
S&B Foods, Inc.	1,500	65,909
S-Pool, Inc.	12,400	128,055
Sac’s Bar Holdings, Inc. (d)	6,850	37,414
Sagami Rubber Industries Co., Ltd.	1,800	18,295
Saibu Gas Co., Ltd. (d)	8,000	228,774
Saison Information Systems Co., Ltd.	600	11,617
Saizeriya Co., Ltd.	9,200	189,252
Sakai Chemical Industry Co., Ltd.	4,700	89,266
Sakai Heavy Industries, Ltd.	1,400	28,431
Sakai Moving Service Co., Ltd. (d)	2,800	125,760
Sakai Ovex Co., Ltd. (d)	1,600	43,405
Sakata INX Corp.	13,000	125,106
Sakura Internet, Inc.	4,400	31,203
Sala Corp.	15,800	87,663
SAMTY Co., Ltd.	10,000	183,648
San Holdings, Inc.	2,800	27,975
San ju San Financial Group, Inc.	7,870	99,262
San-A Co., Ltd.	5,700	237,534
San-Ai Oil Co., Ltd. (d)	20,000	237,989
San-In Godo Bank, Ltd. (The) (d)	51,600	262,318
Sanden Holdings Corp. (a) (d)	8,400	30,471
Sanei Architecture Planning Co., Ltd.	2,800	44,745
Sangetsu Corp. (d)	12,600	191,324
Sanix, Inc. (a) (d)	7,800	22,590
Sanken Electric Co., Ltd. (a) (d)	6,100	288,040
Sanki Engineering Co., Ltd. (d)	13,000	170,671
Sanko Metal Industrial Co., Ltd.	1,000	27,530
Sankyo Co., Ltd.	8,900	235,681

BHFTII-87

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sankyo Frontier Co., Ltd.	1,000	$35,291
Sankyo Seiko Co., Ltd. (d)	13,400	66,456
Sankyo Tateyama, Inc.	8,200	61,258
Sanoh Industrial Co., Ltd. (d)	6,300	73,862
Sansei Technologies, Inc.	800	5,709
Sansha Electric Manufacturing Co., Ltd.	2,700	20,007
Sanshin Electronics Co., Ltd.	4,000	72,545
Sanyo Chemical Industries, Ltd.	4,200	213,282
Sanyo Denki Co., Ltd. (d)	2,500	133,461
Sanyo Electric Railway Co., Ltd. (d)	4,800	82,027
Sanyo Industries, Ltd.	1,300	21,755
Sanyo Shokai, Ltd. (a) (d)	2,500	17,894
Sanyo Special Steel Co., Ltd. (a)	6,400	94,831
Sanyo Trading Co., Ltd.	5,300	55,341
Sapporo Holdings, Ltd.	17,500	363,651
Sata Construction Co., Ltd.	2,600	10,532
Sato Holdings Corp.	8,100	211,320
Sato Shoji Corp. (d)	5,300	52,061
Satori Electric Co., Ltd.	5,500	39,892
Sawada Holdings Co., Ltd.	10,300	70,396
Sawai Pharmaceutical Co., Ltd. (b) (c) (d)	900	43,120
Saxa Holdings, Inc. (d)	2,400	34,728
SB Technology, Corp. (d)	2,400	69,984
SBI Insurance Group Co., Ltd. (a)	1,400	16,685
SBS Holdings, Inc.	6,200	155,356
Scala, Inc.	5,700	38,509
Scroll Corp. (d)	8,000	78,703
SEC Carbon, Ltd.	200	13,432
Secom Joshinetsu Co., Ltd.	945	31,258
Seed Co., Ltd.	1,700	12,158
Seika Corp. (d)	3,300	46,175
Seikagaku Corp.	9,800	91,362
Seikitokyu Kogyo Co., Ltd.	10,900	91,849
Seiko Holdings Corp.	8,800	149,579
Seiko PMC Corp.	3,500	25,830
Seiren Co., Ltd. (d)	13,300	234,119
Sekisui Jushi Corp. (d)	9,100	172,539
Sekisui Kasei Co., Ltd. (d)	8,100	43,705
Senko Group Holdings Co., Ltd.	31,000	294,055
Senshu Electric Co., Ltd.	2,400	77,920
Senshu Ikeda Holdings, Inc. (d)	72,800	116,909
Senshukai Co., Ltd. (a)	11,000	37,156
Septeni Holdings Co., Ltd.	7,000	30,953
Shibaura Electronics Co., Ltd.	2,800	92,718
Shibaura Machine Co., Ltd. (d)	7,200	181,851
Shibaura Mechatronics Corp. (d)	900	45,269
Shibusawa Warehouse Co., Ltd. (The)	3,500	71,783
Shibuya Corp.	4,400	141,583
Shiga Bank, Ltd. (The)	13,000	281,174
Shikibo, Ltd. (d)	4,700	42,248
Shikoku Bank, Ltd. (The)	12,000	84,607
Shikoku Chemicals Corp.	11,800	135,409
Shikoku Electric Power Co., Inc. (d)	40,900	318,805
Shima Seiki Manufacturing, Ltd. (d)	8,700	202,797
Shimizu Bank, Ltd. (The) (d)	3,400	52,076
Shimojima Co., Ltd. (d)	5,300	61,761
Shin Nippon Air Technologies Co., Ltd.	2,100	45,675

Japan—(Continued)
Shin Nippon Biomedical Laboratories, Ltd. (d)	5,300	33,527
Shin-Etsu Polymer Co., Ltd. (d)	13,200	118,581
Shin-Keisei Electric Railway Co., Ltd.	2,400	48,210
Shinagawa Refractories Co., Ltd. (d)	2,000	52,203
Shindengen Electric Manufacturing Co., Ltd. (a)	2,800	82,604
Shinki Bus Co., Ltd. (a) (d)	900	26,147
Shinko Shoji Co., Ltd. (d)	9,800	70,931
Shinmaywa Industries, Ltd.	16,400	151,883
Shinnihon Corp.	10,200	81,473
Shinoken Group Co., Ltd.	7,100	81,377
Shinsho Corp. (d)	1,400	28,444
Shinwa Co., Ltd.	2,200	17,058
Shinwa Co., Ltd.	3,900	76,841
Shizuki Electric Co., Inc. (d)	8,000	43,800
Shizuoka Gas Co., Ltd.	17,600	158,012
Shobunsha Holdings, Inc. (a)	1,700	7,355
Shoei Co., Ltd.	6,300	260,618
Shoei Foods Corp.	3,400	139,589
Shofu, Inc.	3,500	62,789
Shoko Co., Ltd. (a)	1,900	13,665
Showa Sangyo Co., Ltd. (d)	5,700	159,973
SIGMAXYZ, Inc. (d)	3,600	60,493
Siix Corp.	9,600	142,144
Silver Life Co., Ltd. (a)	900	17,281
Sinanen Holdings Co., Ltd. (d)	2,900	79,901
Sinfonia Technology Co., Ltd.	7,400	88,250
Sinko Industries, Ltd.	6,400	126,319
Sintokogio, Ltd.	13,500	94,560
SK-Electronics Co., Ltd.	2,700	31,148
SKY Perfect JSAT Holdings, Inc.	43,700	194,510
SMK Corp. (d)	1,700	43,617
Snow Peak, Inc.	2,200	68,436
SNT Corp. (d)	15,600	40,898
Soda Nikka Co., Ltd.	7,000	36,301
Sodick Co., Ltd. (d)	14,500	135,429
Soft99 Corp.	5,100	59,585
Softcreate Holdings Corp.	2,300	52,286
Software Service, Inc.	1,100	107,825
Soiken Holdings, Inc.	2,100	10,690
Solasto Corp.	12,800	165,667
SoldOut, Inc.	800	11,583
Soliton Systems KK	2,500	37,765
Sotoh Co., Ltd.	3,100	23,103
Space Co., Ltd.	5,060	44,959
Space Value Holdings Co., Ltd. (d)	11,300	81,359
Sparx Group Co., Ltd. (d)	29,200	78,935
SPK Corp.	3,400	39,760
Sprix, Ltd.	1,300	11,202
SRA Holdings (d)	3,100	76,053
ST Corp.	4,100	72,451
St-Care Holding Corp.	2,300	27,101
St. Marc Holdings Co., Ltd.	5,100	79,491
Star Mica Holdings Co., Ltd.	3,000	32,956
Star Micronics Co., Ltd.	9,200	137,568
Starts Corp., Inc.	8,700	228,909
Starzen Co., Ltd.	5,000	109,523
Stella Chemifa Corp.	3,600	104,064

BHFTII-88

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Step Co., Ltd. (d)	3,300	$46,788
Strike Co., Ltd. (d)	2,200	87,973
Studio Alice Co., Ltd.	2,900	54,921
Subaru Enterprise Co., Ltd.	100	7,356
Sugimoto & Co., Ltd.	3,800	81,256
Sumida Corp.	8,600	84,474
Suminoe Textile Co., Ltd.	2,300	47,114
Sumitomo Bakelite Co., Ltd.	11,300	465,824
Sumitomo Densetsu Co., Ltd. (d)	5,400	117,868
Sumitomo Mitsui Construction Co., Ltd. (d)	52,060	234,675
Sumitomo Osaka Cement Co., Ltd. (d)	11,000	351,373
Sumitomo Precision Products Co., Ltd. (a)	1,200	25,722
Sumitomo Riko Co., Ltd.	11,500	74,297
Sumitomo Seika Chemicals Co., Ltd.	3,200	117,173
Sumitomo Warehouse Co., Ltd. (The)	18,000	238,864
Sun Frontier Fudousan Co., Ltd.	10,100	88,562
Sun-Wa Technos Corp.	3,900	38,179
Suncall Corp.	8,300	36,361
Suruga Bank, Ltd. (d)	39,500	152,202
Suzuki Co., Ltd.	1,400	13,838
SWCC Showa Holdings Co., Ltd. (d)	7,600	112,468
System Information Co., Ltd.	2,800	26,665
System Research Co., Ltd.	1,200	22,521
Systems Engineering Consultants Co., Ltd.	600	15,149
Systena Corp.	11,000	220,650
Syuppin Co., Ltd.	6,100	56,559
T Hasegawa Co., Ltd. (d)	8,400	160,963
T RAD Co., Ltd. (a) (d)	1,900	35,151
T&K Toka Co., Ltd. (d)	7,200	55,638
T-Gaia Corp. (d)	6,000	104,014
Tachi-S Co., Ltd. (d)	10,300	111,424
Tachibana Eletech Co., Ltd. (d)	5,640	82,465
Tachikawa Corp.	3,100	38,722
Tadano, Ltd. (d)	31,400	338,245
Taihei Dengyo Kaisha, Ltd.	4,500	107,760
Taiheiyo Kouhatsu, Inc. (d)	2,100	14,589
Taiho Kogyo Co., Ltd. (d)	6,400	61,865
Taikisha, Ltd.	8,100	222,260
Taiko Bank, Ltd. (The) (d)	3,100	42,040
Taiko Pharmaceutical Co., Ltd. (d)	5,600	63,198
Taisei Lamick Co., Ltd. (d)	2,200	56,937
Taiyo Holdings Co., Ltd.	4,900	267,919
Takachiho Koheki Co., Ltd. (d)	400	4,061
Takamatsu Construction Group Co., Ltd.	5,400	105,350
Takamiya Co., Ltd. (d)	5,200	28,897
Takano Co., Ltd.	4,600	25,383
Takaoka Toko Co., Ltd. (d)	4,365	62,494
Takara & Co., Ltd.	1,300	21,687
Takara Holdings, Inc. (d)	7,700	105,204
Takara Leben Co., Ltd.	28,600	96,587
Takara Standard Co., Ltd. (d)	9,300	140,483
Takasago International Corp.	4,200	100,012
Takasago Thermal Engineering Co., Ltd. (d)	13,400	209,454
Takashima & Co., Ltd.	2,500	40,223
Takashimaya Co., Ltd. (d)	38,500	413,003
Take And Give Needs Co., Ltd. (a) (d)	4,010	34,716
Takeei Corp. (d)	8,200	95,892

Japan—(Continued)
Takemoto Yohki Co., Ltd.	1,200	9,556
Takeuchi Manufacturing Co., Ltd.	10,400	292,511
Takihyo Co., Ltd.	2,000	33,980
Takisawa Machine Tool Co., Ltd.	2,200	22,754
Takuma Co., Ltd. (d)	15,700	341,592
Tama Home Co., Ltd.	4,800	95,371
Tamagawa Holdings Co., Ltd. (d)	1,100	17,951
Tamron Co., Ltd.	6,000	117,091
Tamura Corp.	26,000	120,468
Tanseisha Co., Ltd.	11,750	93,579
Tatsuta Electric Wire and Cable Co., Ltd.	14,200	80,981
Tayca Corp.	5,200	70,085
Tazmo Co., Ltd.	900	15,767
TBK Co., Ltd. (d)	8,000	32,606
TDC Soft, Inc. (d)	4,900	45,258
TeamSpirit, Inc. (a)	1,000	18,642
TechMatrix Corp.	9,800	174,476
TECHNO ASSOCIE Co., Ltd.	300	2,858
Techno Medica Co., Ltd.	2,400	35,827
Techno Ryowa, Ltd.	4,800	37,891
Teikoku Electric Manufacturing Co., Ltd.	6,000	71,760
Teikoku Sen-I Co., Ltd.	4,900	99,266
Teikoku Tsushin Kogyo Co., Ltd.	3,000	29,781
Tekken Corp.	2,700	48,252
Temairazu, Inc.	700	33,507
Tenma Corp. (d)	5,700	114,704
Teraoka Seisakusho Co., Ltd.	200	714
Terilogy Co., Ltd.	1,600	8,858
Tigers Polymer Corp. (d)	2,200	9,514
TKC Corp. (d)	7,400	235,684
Toa Corp. (d)	5,200	114,941
Toa Corp.	9,600	83,762
Toa Oil Co., Ltd. (d)	3,200	81,960
TOA ROAD Corp. (d)	1,400	53,692
Toabo Corp.	3,400	14,867
Toagosei Co., Ltd.	30,800	360,912
Tobishima Corp.	5,560	60,630
TOC Co., Ltd. (d)	14,300	102,177
Tocalo Co., Ltd. (d)	17,400	228,557
Tochigi Bank, Ltd. (The) (d)	38,200	65,661
Toda Corp. (d)	8,600	63,311
Toda Kogyo Corp. (a)	1,100	21,583
Toell Co., Ltd.	3,100	26,138
Toenec Corp. (d)	2,400	85,051
Toho Bank, Ltd. (The) (d)	67,300	149,650
Toho Co., Ltd. (a)	2,700	46,015
Toho Holdings Co., Ltd.	13,700	252,213
Toho Titanium Co., Ltd. (d)	11,300	101,916
Toho Zinc Co., Ltd. (d)	5,000	108,453
Tohoku Bank, Ltd. (The)	4,700	48,579
Tohokushinsha Film Corp.	4,800	31,781
Tokai Corp.	7,400	161,455
TOKAI Holdings Corp. (d)	24,700	213,813
Tokai Lease Co., Ltd.	1,600	20,089
Tokai Rika Co., Ltd. (d)	15,500	263,873
Tokai Tokyo Financial Holdings, Inc. (d)	64,500	235,415
Token Corp. (d)	2,460	239,900

BHFTII-89

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tokushu Tokai Paper Co., Ltd. (d)	3,000	$132,165
Tokuyama Corp. (d)	19,200	484,046
Tokyo Base Co., Ltd. (a)	2,200	14,008
Tokyo Electron Device, Ltd.	2,400	84,844
Tokyo Energy & Systems, Inc.	8,000	66,122
Tokyo Individualized Educational Institute, Inc.	1,400	7,832
Tokyo Keiki, Inc. (d)	4,200	35,902
Tokyo Rakutenchi Co., Ltd.	1,000	43,591
Tokyo Rope Manufacturing Co., Ltd. (a)	1,100	12,243
Tokyo Sangyo Co., Ltd. (d)	7,300	42,696
Tokyo Seimitsu Co., Ltd. (d)	11,900	545,222
Tokyo Steel Manufacturing Co., Ltd. (d)	29,000	222,726
Tokyo Tekko Co., Ltd.	3,400	58,154
Tokyo Theatres Co., Inc. (a) (d)	2,900	33,349
Tokyo TY Financial Group, Inc. (d)	9,724	122,740
Tokyotokeiba Co., Ltd.	4,200	212,404
Tokyu Construction Co., Ltd. (d)	21,400	116,729
Tokyu Recreation Co., Ltd.	1,200	52,114
Toli Corp.	15,600	35,284
Tomato Bank, Ltd. (d)	4,200	43,311
Tomen Devices Corp. (d)	800	29,083
Tomoe Corp. (d)	9,800	35,601
Tomoe Engineering Co., Ltd.	2,100	41,235
Tomoegawa Co., Ltd. (a)	1,000	7,592
Tomoku Co., Ltd.	3,900	65,277
TOMONY Holdings, Inc. (d)	52,700	154,504
Tomy Co., Ltd. (d)	25,100	228,382
Tonami Holdings Co., Ltd.	1,800	87,878
Topcon Corp.	28,800	350,669
Toppan Forms Co., Ltd. (d)	14,700	148,142
Topre Corp.	9,800	138,888
Topy Industries, Ltd.	5,700	71,753
Torex Semiconductor, Ltd.	1,100	16,905
Toridolll Holdings Corp. (d)	11,600	174,452
Torigoe Co., Ltd. (The)	6,000	45,407
Torii Pharmaceutical Co., Ltd.	4,500	121,835
Torikizoku Co., Ltd. (a)	2,200	32,827
Torishima Pump Manufacturing Co., Ltd.	7,700	60,477
Tosei Corp.	11,700	118,474
Toshiba TEC Corp. (a) (d)	900	33,072
Tosho Co., Ltd. (d)	4,800	81,283
Totech Corp.	700	18,382
Totetsu Kogyo Co., Ltd. (d)	8,000	191,855
Tottori Bank, Ltd. (The) (d)	3,700	38,265
Toukei Computer Co., Ltd.	300	12,355
Tow Co., Ltd.	11,000	32,053
Towa Bank, Ltd. (The) (d)	11,500	71,573
Towa Corp. (d)	6,300	122,331
Towa Pharmaceutical Co., Ltd. (d)	8,400	185,798
Toyo Construction Co., Ltd. (d)	25,499	132,868
Toyo Corp. (d)	7,900	76,540
Toyo Denki Seizo KK	3,200	37,890
Toyo Engineering Corp. (a)	10,800	76,758
Toyo Gosei Co., Ltd.	800	100,912
Toyo Ink SC Holdings Co., Ltd.	10,300	189,272
Toyo Kanetsu KK	2,400	59,158
Toyo Machinery & Metal Co., Ltd. (a)	6,000	27,067

Japan—(Continued)
Toyo Securities Co., Ltd. (d)	23,000	40,203
Toyo Sugar Refining Co., Ltd.	900	9,871
Toyo Tanso Co., Ltd.	3,600	69,922
Toyo Tire Corp.	12,400	220,294
Toyo Wharf & Warehouse Co., Ltd.	2,500	35,601
Toyobo Co., Ltd. (d)	25,300	325,422
TPR Co., Ltd.	7,300	106,265
Traders Holdings Co., Ltd. (a) (d)	2,800	9,699
Trancom Co., Ltd.	2,300	183,614
Transaction Co., Ltd.	1,400	16,595
Transcosmos, Inc.	600	16,204
Tri Chemical Laboratories, Inc.	6,000	192,157
Trusco Nakayama Corp.	9,600	255,190
TS Tech Co., Ltd.	16,400	245,451
TSI Holdings Co., Ltd. (a)	14,405	41,677
Tsubaki Nakashima Co., Ltd.	13,000	200,507
Tsubakimoto Chain Co.	7,900	218,732
Tsubakimoto Kogyo Co., Ltd. (d)	1,600	54,972
Tsudakoma Corp. (a)	1,600	13,426
Tsugami Corp. (d)	10,600	160,321
Tsukada Global Holdings, Inc. (a)	7,200	21,976
Tsukamoto Corp. Co., Ltd.	2,100	28,710
Tsukishima Kikai Co., Ltd. (d)	9,000	104,292
Tsukuba Bank, Ltd. (d)	34,500	57,261
Tsumura & Co. (d)	2,700	96,736
Tsurumi Manufacturing Co., Ltd.	6,100	99,983
Tsutsumi Jewelry Co., Ltd.	2,100	41,293
TV Asahi Holdings Corp.	7,900	149,074
TV Tokyo Holdings Corp.	2,600	56,079
TYK Corp.	6,000	18,191
UACJ Corp. (a) (d)	10,185	246,472
Ube Industries, Ltd. (d)	24,700	525,870
Uchida Yoko Co., Ltd.	2,600	115,860
Ueki Corp.	2,200	30,838
Ulvac, Inc.	12,100	514,387
Uniden Holdings Corp. (a) (d)	2,500	58,345
Union Tool Co.	3,400	108,375
Unipres Corp. (d)	10,600	102,229
United Arrows, Ltd. (a) (d)	7,400	140,604
United Super Markets Holdings, Inc. (d)	18,100	190,827
UNITED, Inc. (d)	3,000	37,794
Unitika, Ltd. (a) (d)	15,600	58,165
Universal Entertainment Corp. (a)	7,300	178,197
Urbanet Corp. Co., Ltd.	4,500	12,892
Usen-Next Holdings Co., Ltd.	2,700	50,419
Ushio, Inc. (d)	31,300	413,905
UT Group Co., Ltd.	6,600	217,876
Utoc Corp.	5,100	22,890
V Technology Co., Ltd. (d)	3,000	148,353
V-Cube, Inc.	2,100	50,689
Valor Holdings Co., Ltd. (d)	11,800	265,806
Valqua, Ltd.	6,000	115,902
Value HR Co., Ltd.	1,000	14,805
ValueCommerce Co., Ltd.	4,300	139,876
Vector, Inc. (a)	8,200	96,558
Vertex Corp.	1,000	24,604
Village Vanguard Co., Ltd. (a)	2,300	20,235

BHFTII-90

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
VINX Corp.	1,000	$9,984
Vision, Inc. (a)	5,700	57,296
Vital KSK Holdings, Inc.	14,200	101,242
VT Holdings Co., Ltd.	24,300	97,807
Wacoal Holdings Corp. (d)	12,400	275,628
Wacom Co., Ltd.	39,500	266,001
Wakachiku Construction Co., Ltd. (d)	4,600	57,165
Wakamoto Pharmaceutical Co., Ltd. (a) (d)	9,000	34,736
Wakita & Co., Ltd.	11,200	101,406
Warabeya Nichiyo Holdings Co., Ltd.	4,200	64,191
Waseda Academy Co., Ltd. (d)	1,400	11,543
Watahan & Co., Ltd.	3,200	37,671
Watts Co., Ltd.	1,900	15,671
WDB Holdings Co., Ltd.	2,700	63,135
Weathernews, Inc.	1,500	71,424
Welbe, Inc. (d)	2,300	31,554
Wellnet Corp.	4,400	22,270
West Holdings Corp.	5,629	176,372
Will Group, Inc. (d)	4,200	43,596
WIN-Partners Co., Ltd.	5,000	47,625
Wood One Co., Ltd. (d)	2,600	29,904
World Co., Ltd. (a)	5,000	66,824
World Holdings Co., Ltd.	2,500	64,903
Wowow, Inc.	2,200	55,860
Xebio Holdings Co., Ltd.	8,700	73,459
Y.A.C. Holdings Co., Ltd. (d)	1,800	15,971
YA-MAN, Ltd. (d)	8,800	125,307
Yachiyo Industry Co., Ltd.	3,900	22,540
Yahagi Construction Co., Ltd. (d)	9,500	72,266
Yaizu Suisankagaku Industry Co., Ltd.	4,400	39,843
YAKUODO Holdings Co., Ltd.	2,900	73,255
YAMABIKO Corp.	11,500	127,848
YAMADA Consulting Group Co., Ltd.	3,100	33,607
Yamagata Bank, Ltd. (The)	9,300	95,808
Yamaguchi Financial Group, Inc.	57,500	381,860
Yamaichi Electronics Co., Ltd.	7,500	101,980
Yamanashi Chuo Bank, Ltd. (The) (d)	10,400	86,584
Yamatane Corp.	3,400	46,748
Yamato Corp. (d)	6,600	40,234
Yamato Kogyo Co., Ltd.	12,900	384,712
Yamaura Corp. (d)	2,800	23,401
Yamaya Corp. (d)	1,150	25,511
Yamazawa Co., Ltd.	1,000	15,727
Yamazen Corp. (d)	19,500	184,169
Yashima Denki Co., Ltd. (d)	7,500	67,477
Yasuda Logistics Corp.	6,200	54,512
Yasunaga Corp.	1,700	20,342
Yellow Hat, Ltd. (d)	10,300	176,646
Yodogawa Steel Works, Ltd. (d)	7,600	168,915
Yokogawa Bridge Holdings Corp.	10,500	194,481
Yokohama Reito Co., Ltd. (d)	16,800	138,430
Yokowo Co., Ltd. (d)	4,300	105,933
Yomeishu Seizo Co., Ltd.	2,400	41,338
Yondenko Corp. (d)	1,600	44,466
Yondoshi Holdings, Inc.	4,600	79,894
Yorozu Corp. (d)	6,500	78,704
Yotai Refractories Co., Ltd. (d)	4,100	38,134

Japan—(Continued)
Yuasa Funashoku Co., Ltd.	1,300	35,191
Yuasa Trading Co., Ltd. (d)	5,800	163,387
Yuken Kogyo Co., Ltd. (d)	1,700	26,331
Yurtec Corp.	12,000	88,544
Yushin Precision Equipment Co., Ltd.	2,900	23,319
Yushiro Chemical Industry Co., Ltd.	3,700	38,610
Yutaka Giken Co., Ltd.	600	10,755
Zaoh Co., Ltd.	800	10,255
Zenrin Co., Ltd. (d)	9,750	117,127
Zuiko Corp.	4,000	38,157

		149,407,732

Jersey, Channel Islands—0.1%
Centamin plc	366,127	525,045
Sanne Group plc	5,529	49,905

		574,950

Kazakhstan—0.2%
KAZ Minerals plc	93,032	1,112,478

Liechtenstein—0.1%
Liechtensteinische Landesbank AG	3,540	201,895
VP Bank AG	1,049	126,743

		328,638

Luxembourg—0.2%
APERAM S.A.	14,446	650,793
Befesa S.A.	4,436	297,040
L’Occitane International S.A.	87,500	244,455
SES S.A.	17,910	142,264

		1,334,552

Macau—0.0%
MGM China Holdings, Ltd. (d)	75,200	133,920

Malta—0.2%
Kindred Group plc (a)	61,427	1,079,802

Monaco—0.2%
Endeavour Mining Corp. (d)	54,056	1,089,551

Mongolia—0.0%
Turquoise Hill Resources, Ltd. (a)	12,079	194,540

Netherlands—3.0%
Aalberts NV	31,181	1,580,190
Accell Group (a)	6,628	305,887
Aegon NV	40,624	192,688
Aegon NV	936	4,427
AMG Advanced Metallurgical Group NV	10,120	406,414
Amsterdam Commodities NV	6,535	163,613
Arcadis NV (a)	30,970	1,261,990
ASR Nederland NV	42,150	1,886,567
Atrium European Real Estate, Ltd. (a)	60,507	197,043
Basic-Fit NV (a)	8,733	336,396

BHFTII-91

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
BE Semiconductor Industries NV	20,598	$1,735,025
Beter Bed Holding NV (a)	5,373	33,091
Boskalis Westminster (a)	22,517	723,097
Brack Capital Properties NV (a)	856	72,985
Brunel International NV (a)	9,034	117,280
Corbion NV	17,312	964,263
Euronext NV	11,839	1,192,793
Flow Traders	10,451	437,005
ForFarmers NV	10,101	69,661
Furgo NV (a)	20,885	219,365
GrandVision NV (a)	9,935	306,439
Heijmans NV (a)	9,222	153,730
Hunter Douglas NV (a)	1,965	154,858
IMCD NV	15,983	2,221,408
Intertrust NV (a)	15,775	261,691
Kendrion NV (a)	4,209	108,384
Koninklijke BAM Groep NV (a)	115,981	294,207
Koninklijke Vopak NV	4,202	209,426
Lucas Bols B.V. (a)	1,325	17,124
Nederland Apparatenfabriek	1,849	133,828
New World Resources plc - A Shares (a) (b) (c)	11,898	0
OCI NV (a)	13,220	285,790
Ordina NV	33,735	131,401
PostNL NV (a)	151,862	738,417
Rhi Magnesita NV (d)	4,696	273,278
SBM Offshore NV	45,536	834,323
SIF Holding NV (a)	1,259	23,959
Signify NV (a)	38,131	1,966,346
Sligro Food Group NV (a)	10,058	268,913
SNS REAAL NV (a) (b) (c)	105,329	0
TKH Group NV	11,770	566,321
TomTom NV (a)	22,362	206,499
Van Lanschot Kempen NV	5,446	152,332

		21,208,454

New Zealand—0.6%
Air New Zealand, Ltd. (a) (d)	45,287	54,121
Arvida Group, Ltd.	78,865	90,872
Briscoe Group, Ltd.	13,123	51,059
Chorus, Ltd.	114,953	568,815
Delegat Group, Ltd.	4,540	45,346
Eroad, Ltd. (a)	4,808	14,954
Fletcher Building, Ltd.	20,924	103,462
Freightways, Ltd.	28,712	226,354
Genesis Energy, Ltd.	73,969	180,430
Gentrack Group, Ltd. (a)	7,810	8,295
Hallenstein Glasson Holdings, Ltd.	15,508	81,024
Heartland Group Holdings, Ltd.	98,179	120,079
Infratil, Ltd.	96,737	481,619
Investore Property, Ltd. (REIT)	46,089	66,355
Kathmandu Holdings, Ltd. (a)	73,037	67,908
Michael Hill International, Ltd.	82,929	39,934
NEW Zealand King Salmon Investments, Ltd. (a)	8,061	8,433
New Zealand Refining Co., Ltd. (The) (a)	39,302	12,912
NZME, Ltd. (a)	71,247	40,530
NZX, Ltd.	66,072	96,927

New Zealand—(Continued)
Oceania Healthcare, Ltd.	67,626	60,449
Pacific Edge, Ltd. (a)	30,660	21,591
PGG Wrightson, Ltd.	5,854	14,092
Pushpay Holdings, Ltd. (a) (d)	71,730	104,471
Restaurant Brands New Zealand, Ltd. (a)	7,507	69,705
Sanford, Ltd.	17,782	58,240
Scales Corp., Ltd.	25,709	83,351
Serko, Ltd. (a)	3,960	19,337
Skellerup Holdings, Ltd.	47,582	141,499
SKY Network Television, Ltd. (a) (d)	458,793	55,821
SKYCITY Entertainment Group, Ltd. (a)	180,796	439,375
Steel & Tube Holdings, Ltd.	51,732	36,551
Summerset Group Holdings, Ltd.	39,416	334,468
Synlait Milk, Ltd. (a) (d)	17,226	41,122
Tourism Holdings, Ltd. (a)	26,255	45,812
TOWER, Ltd. (a)	59,836	34,272
Trustpower, Ltd.	13,980	80,427
Turners Automotive Group, Ltd.	8,394	20,064
Warehouse Group, Ltd. (The)	34,720	91,691
Z Energy, Ltd. (a)	89,671	177,319

		4,289,086

Norway—1.1%
ABG Sundal Collier Holding ASA	134,443	139,925
AF Gruppen ASA	4,560	94,013
Akastor ASA (a) (d)	47,184	33,441
Aker Solutions ASA (a)	87,286	150,023
American Shipping Co. ASA (a)	19,821	71,034
Atea ASA (a)	25,138	427,567
Austevoll Seafood ASA	22,759	275,540
Avance Gas Holding, Ltd.	14,826	82,379
Axactor SE (a)	50,628	54,310
B2Holding ASA (a)	54,575	55,899
Bergenbio ASA (a) (d)	2,655	9,563
Bionor Pharma ASA (a) (d)	6,972	30,140
Bonheur ASA	8,017	211,912
Borregaard ASA	27,155	591,778
BW Energy, Ltd. (a)	25,058	78,827
BW Offshore, Ltd.	24,958	103,182
Crayon Group Holding ASA (a)	7,537	118,448
DNO ASA (a) (d)	182,446	200,144
Elkem ASA	3,977	17,321
Europris ASA	56,762	339,463
Fjordkraft Holding ASA	15,787	128,720
Frontline, Ltd.	29,165	213,415
Grieg Seafood ASA (a) (d)	13,378	132,444
Hexagon Composites ASA	36,341	202,035
Hoegh LNG Holdings, Ltd. (a)	16,807	45,808
IDEX Biometrics ASA (a)	200,592	61,189
Itera ASA	17,553	30,161
Kongsberg Automotive ASA (a) (d)	141,487	46,683
Medistim ASA	556	16,600
Nordic Nanovector ASA (a) (d)	11,170	31,373
Nordic Semiconductor ASA (a)	40,137	719,575
Norway Royal Salmon ASA	3,956	94,272
Norwegian Finans Holding ASA (a)	42,978	482,338
Norwegian Property ASA	13,230	22,057

BHFTII-92

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Norway—(Continued)
Ocean Yield ASA (d)	12,183	$41,894
Odfjell Drilling, Ltd. (a) (d)	25,648	61,207
Odfjell SE - A Shares (a)	1,949	6,446
Olav Thon Eiendomsselskap ASA (a)	2,986	57,065
Otello Corp. ASA (a)	33,778	120,406
PCI Biotech Holding ASA (a)	2,821	8,484
PGS ASA (a)	106,228	76,978
Protector Forsikring ASA (a) (d)	25,433	266,977
Sbanken ASA	25,013	240,724
Selvaag Bolig ASA	14,928	110,191
SpareBank 1 SR Bank ASA	14,399	176,808
Stolt-Nielsen, Ltd.	7,397	109,210
TGS Nopec Geophysical Co. ASA	34,670	552,601
Treasure ASA	21,003	42,801
Veidekke ASA	28,524	395,923
Wallenius Wilhelmsen ASA (a)	14,567	47,175
Wilh Wilhelmsen Holding ASA - Class A	4,777	102,285
XXL ASA (a)	45,078	98,458

		7,827,212

Peru—0.0%
Hochschild Mining plc	95,965	258,966

Philippines—0.0%
Del Monte Pacific, Ltd.	77,636	15,343

Portugal—0.3%
Altri SGPS S.A. (d)	27,747	212,371
Banco Comercial Portugues S.A. - Class R (a)	2,143,248	291,510
Banco Espirito Santo S.A. (a) (b) (c)	89,078	0
Corticeira Amorim SGPS S.A.	2,047	24,312
CTT-Correios de Portugal S.A. (a)	47,697	188,531
Mota-Engil SGPS S.A. (a) (d)	25,385	42,028
Navigator Co. S.A. (The) (a) (d)	71,289	233,628
NOS SGPS S.A.	74,998	273,024
Novabase SGPS S.A. (a)	7,827	34,649
REN - Redes Energeticas Nacionais SGPS S.A.	122,322	341,562
Semapa-Sociedade de Investimento e Gestao	8,426	116,621
Sonae SGPS S.A.	309,228	282,375

		2,040,611

Russia—0.0%
Petropavlovsk plc (a) (d)	813,649	267,304

Singapore—1.3%
Abterra, Ltd. (a) (b) (c)	51,720	281
Accordia Golf Trust (b) (c)	145,200	2,299
AEM Holdings, Ltd.	38,400	118,591
Ascendas India Trust	242,700	268,248
Avarga, Ltd.	46,000	10,784
Banyan Tree Holdings, Ltd. (a)	97,700	24,382
Best World International, Ltd. (b) (c)	80,000	15,034
BOC Aviation, Ltd.	13,200	128,106
Bonvests Holdings, Ltd. (a)	18,000	12,578
Boustead Projects, Ltd.	24,607	19,043
Boustead Singapore, Ltd.	82,025	61,594

Singapore—(Continued)
Bukit Sembawang Estates, Ltd.	61,900	222,585
BW LPG, Ltd.	26,891	184,332
Centurion Corp., Ltd.	98,400	25,252
China Aviation Oil Singapore Corp., Ltd.	83,000	69,848
Chip Eng Seng Corp., Ltd.	136,300	49,724
Chuan Hup Holdings, Ltd.	125,000	20,481
ComfortDelGro Corp., Ltd.	595,600	758,109
COSCO Shipping International Singapore Co., Ltd. (a)	332,100	69,421
Creative Technology, Ltd. (a)	16,300	30,805
CSE Global, Ltd.	114,300	44,371
CW Group Holdings, Ltd. (a) (b) (c)	106,000	590
Delfi, Ltd.	80,600	48,020
Ezion Holdings, Ltd. (a) (b) (c)	753,729	4,539
Ezra Holdings, Ltd. (a) (b) (c)	1,000,703	1,532
Far East Orchard, Ltd.	74,044	61,683
First Resources, Ltd.	141,400	146,316
Food Empire Holdings, Ltd.	54,000	37,811
Fragrance Group, Ltd. (a)	752,800	63,768
Fraser and Neave, Ltd.	36,400	39,258
Frasers Centrepoint, Ltd.	12,400	11,075
Frencken Group, Ltd.	57,600	65,763
Fu Yu Corp., Ltd.	98,800	22,116
Gallant Venture, Ltd. (a)	257,900	26,419
Geo Energy Resources, Ltd. (a)	155,000	19,644
GK Goh Holdings, Ltd.	12,000	8,702
Golden Agri-Resources, Ltd.	1,924,400	301,381
Golden Energy & Resources, Ltd. (a)	69,000	7,477
GuocoLand, Ltd.	68,800	86,191
Halcyon Agri Corp., Ltd. (a)	155,813	32,488
Hanwell Holdings, Ltd.	19,000	5,795
Haw Par Corp., Ltd.	32,400	317,109
Hiap Hoe, Ltd.	58,000	28,906
Ho Bee Land, Ltd.	49,800	94,082
Hong Fok Corp., Ltd.	146,740	96,511
Hong Leong Asia, Ltd.	52,600	30,044
Hong Leong Finance, Ltd.	37,900	69,588
Hotel Grand Central, Ltd.	25,900	20,807
Hour Glass, Ltd. (The)	129,000	90,662
Hrnet Group, Ltd.	67,700	33,762
Hwa Hong Corp., Ltd.	138,000	29,750
Hyflux, Ltd. (a) (b) (c)	179,500	22,213
iFAST Corp., Ltd.	25,500	116,964
IGG, Inc.	227,000	294,068
Indofood Agri Resources, Ltd. (a)	152,000	34,960
Japfa, Ltd.	98,670	67,266
k1 Ventures, Ltd. (a) (b) (c)	80,800	0
Kenon Holdings, Ltd.	5,886	178,918
Keppel Infrastructure Trust	849,718	347,662
KSH Holdings, Ltd.	25,700	6,686
Lian Beng Group, Ltd. (a)	116,900	43,933
Low Keng Huat Singapore, Ltd.	122,600	37,923
Metro Holdings, Ltd.	141,600	80,221
Mewah International, Inc.	110,000	32,521
Midas Holdings, Ltd. (a) (b) (c)	452,000	12,096
mm2 Asia, Ltd. (a)	149,800	6,576
NSL, Ltd.	15,000	9,943
Overseas Union Enterprise, Ltd.	70,300	65,368

BHFTII-93

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Oxley Holdings, Ltd.	265,212	$49,404
Pan-United Corp., Ltd.	53,750	12,198
Q&M Dental Group Singapore, Ltd.	41,800	19,937
QAF, Ltd.	74,167	54,084
Raffles Education Corp., Ltd. (a)	335,506	36,098
Raffles Medical Group, Ltd.	263,311	219,487
Rickmers Maritime (a) (b) (c)	110,000	0
Riverstone Holdings, Ltd.	108,000	98,904
Roxy-Pacific Holdings, Ltd.	94,325	24,544
SATS, Ltd. (a)	96,100	311,347
SBS Transit, Ltd.	25,600	59,874
Sembcorp Industries, Ltd.	257,100	352,301
Sembcorp Marine, Ltd. (a)	1,904,618	241,480
Sheng Siong Group, Ltd.	146,100	167,385
SHS Holdings, Ltd.	47,000	5,660
SIA Engineering Co., Ltd.	78,100	126,306
SIIC Environment Holdings, Ltd.	220,300	33,572
Sinarmas Land, Ltd.	618,500	105,668
Sing Holdings, Ltd.	82,000	25,327
Singapore Post, Ltd.	414,200	215,717
Singapore Press Holdings, Ltd.	360,400	410,789
Singapore Reinsurance Corp., Ltd.	1,000	260
Stamford Land Corp., Ltd.	278,000	81,892
StarHub, Ltd.	156,800	149,290
Straits Trading Co., Ltd.	6,800	14,323
Sunningdale Tech, Ltd.	41,100	50,413
Swiber Holdings, Ltd. (a) (b) (c)	117,749	1,786
Tuan Sing Holdings, Ltd.	178,329	47,736
UMS Holdings, Ltd.	116,250	115,706
United Industrial Corp., Ltd.	20,800	40,533
United Overseas Insurance, Ltd.	4,000	21,291
UOB-Kay Hian Holdings, Ltd.	147,832	180,533
Vicom, Ltd.	26,000	42,147
Wee Hur Holdings, Ltd.	85,000	13,283
Wing Tai Holdings, Ltd.	119,321	170,357
XP Power, Ltd.	4,868	315,384
Yeo Hiap Seng, Ltd.	19,712	13,024

		9,123,015

South Africa—0.1%
Investec plc	38,328	115,862
Mediclinic International plc (a)	122,923	484,629

		600,491

Spain—2.3%
Acciona S.A.	6,498	1,089,191
Acerinox S.A.	66,512	868,036
Alantra Partners S.A.	6,139	100,764
Almirall S.A.	21,440	325,160
Amper S.A. (a)	224,339	55,127
Applus Services S.A. (a)	33,014	341,913
Atresmedia Corp. de Medios de Comunicacion S.A. (a)	31,355	129,373
Azkoyen S.A. (a)	3,142	21,743
Banco de Sabadell S.A.	692,495	370,465
Bankinter S.A.	186,237	1,293,353
CaixaBank S.A.	164,487	509,226

Spain—(Continued)
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Cia de Distribucion Integral Logista Holdings S.A.	12,772	253,081
Cie Automotive S.A.	19,652	514,493
Construcciones y Auxiliar de Ferrocarriles S.A.	5,880	269,515
Distribuidora Internacional de Alimentacion S.A. (a)	282,491	39,789
Ebro Foods S.A.	21,238	437,871
eDreams ODIGEO S.A. (a)	17,603	97,076
Elecnor S.A.	11,262	139,325
Enagas S.A.	49,655	1,078,550
Ence Energia y Celulosa S.A (a)	61,968	309,272
Ercros S.A.	30,406	91,112
Euskaltel S.A.	24,020	312,657
Faes Farma S.A.	110,562	473,782
Fluidra S.A.	16,366	467,385
Fomento de Construcciones y Contratas S.A.	12,041	142,079
Gestamp Automocion S.A. (a)	18,173	92,223
Global Dominion Access S.A. (a)	25,444	128,446
Grupo Catalana Occidente S.A.	21,287	848,904
Grupo Empresarial San Jose S.A.	8,320	61,083
Grupo Ezentis S.A. (a)	78,251	39,259
Iberpapel Gestion S.A.	1,128	25,198
Indra Sistemas S.A. (a)	42,149	370,589
Laboratorios Farmaceuticos Rovi S.A.	4,330	233,498
Liberbank S.A. (a)	410,152	147,230
Mapfre S.A.	111,603	232,253
Mediaset Espana Comunicacion S.A. (a)	49,361	293,214
Melia Hotels International S.A. (a)	31,617	234,965
Miquel y Costas & Miquel S.A.	6,977	126,012
Neinor Homes S.A.	3,397	41,747
Obrascon Huarte Lain S.A. (a)	35,775	26,558
Pharma Mar S.A.	4,809	558,159
Prim S.A.	3,013	36,747
Promotora de Informaciones S.A. - Class A (a)	83,921	95,874
Prosegur Cash S.A.	11,698	10,657
Prosegur Cia de Seguridad S.A.	54,905	174,485
Quabit Inmobiliaria S.A. (a)	21,835	10,066
Realia Business S.A. (a)	143,011	116,386
Sacyr S.A.	129,763	332,009
Solaria Energia y Medio Ambiente S.A. (a)	19,439	412,116
Talgo S.A. (a)	22,161	111,330
Tecnicas Reunidas S.A. (a) (d)	11,115	162,349
Tubacex S.A. (a)	32,455	68,530
Unicaja Banco S.A. (a)	100,145	100,571
Vidrala S.A.	6,051	664,817
Viscofan S.A.	12,297	849,358
Vocento S.A. (a)	18,128	23,165
Zardoya Otis S.A.	44,048	281,542

		16,639,678

Sweden—3.4%
AcadeMedia AB	21,250	199,304
Adapteo Oyj (a)	10,190	130,673
AddLife AB - Class B	6,428	115,491
AddNode Group AB (a)	7,307	219,244
AddTech AB - B Shares	62,776	934,381
AF AB - B Shares (a)	26,875	795,311

BHFTII-94

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Alimak Group AB	10,425	$167,123
Ambea AB (a)	4,741	39,352
Annehem Fastigheter AB (a)	7,859	24,206
Arise AB (a)	4,852	27,615
Arjo AB - B Shares	82,313	613,193
Atrium Ljungberg AB - B Shares	13,611	243,775
Attendo AB (a)	28,610	162,480
Beijer Alma AB	16,105	293,936
Beijer Electronics Group AB (a)	7,843	42,088
Bergman & Beving AB - B Shares	10,176	141,353
Besqab AB	1,061	17,311
Betsson AB (a)	39,536	366,524
BHG Group AB (a)	13,680	227,784
Bilia AB - A Shares (a)	31,057	459,811
BioGaia AB - B Shares	5,052	237,165
Biotage AB (a)	20,199	355,867
Bonava AB - B Shares (a)	18,068	209,376
Bravida Holding AB	66,578	917,254
Bufab AB (a)	11,463	282,835
Bulten AB (a)	6,239	74,738
Bure Equity AB	18,672	641,494
Byggmax Group AB (a)	18,326	160,023
Catena AB	7,656	337,396
CDON AB (a)	344	21,474
Cellavision AB (a)	1,033	38,323
Clas Ohlson AB - B Shares (a)	15,608	167,360
Cloetta AB - B Shares	91,001	266,323
Coor Service Management Holding AB (a)	24,209	196,523
Dios Fastigheter AB	35,743	293,826
Doro AB (a)	3,391	22,909
Duni AB (a)	13,288	159,769
Dustin Group AB	18,741	191,431
Eastnine AB	7,088	102,277
Elanders AB - B Shares (a)	1,453	28,549
Electrolux Professional AB - Class B (a)	42,587	220,885
Elos Medtech AB (a)	1,084	16,569
Eltel AB (a)	18,428	56,551
Enea AB (a)	4,082	106,269
Eolus Vind AB - B Shares (a)	935	21,911
eWork Group AB	2,864	32,498
Fagerhult AB (a)	19,392	111,700
FastPartner AB	10,644	103,116
Fingerprint Cards AB - Class B (a)	28,890	96,399
Garo AB (a)	308	20,654
GHP Specialty Care AB (a)	7,172	20,858
Granges AB (a)	31,689	411,914
Haldex AB (a)	16,480	87,292
Heba Fastighets AB	9,527	126,014
HMS Networks AB (a)	5,072	160,102
Hoist Finance AB (a)	12,983	56,743
Humana AB (a)	6,890	57,873
Instalco AB	2,779	101,674
Inwido AB (a)	16,291	268,600
ITAB Shop Concept AB - Class B (a)	1,944	3,748
JM AB	22,633	765,674
Klovern AB - B Shares (d)	207,868	362,418
Know It AB (a)	7,992	248,890

Sweden—(Continued)
Kungsleden AB	67,825	708,509
Lagercrantz Group AB - B Shares	64,002	579,532
LeoVegas AB	5,910	34,583
Lime Technologies AB	808	33,650
Lindab International AB	31,831	643,218
Loomis AB	10,435	317,329
Medicover AB - B Shares (a)	3,529	75,519
Mekonomen AB (a)	11,543	170,618
MIPS AB	5,364	383,841
Modern Times Group MTG AB - B Shares (a)	17,267	250,181
Momentum Group AB - Class B (a)	10,335	183,313
Mycronic AB	20,425	479,430
NCC AB - B Shares	9,329	157,445
Nederman Holding AB (a)	7,692	128,624
Nelly Group AB (a)	2,434	9,411
Net Insight AB - Class B (a)	74,697	22,282
New Wave Group AB - B Shares (a)	19,643	156,996
Nobia AB (a)	40,224	306,186
Nobina AB (a)	37,291	312,718
Nolato AB - B Shares (a)	6,428	572,608
Nordic Entertainment Group AB (a)	6,721	299,109
Nordic Waterproofing Holding AB (a)	3,742	71,989
NP3 Fastigheter AB	11,449	182,180
Nyfosa AB (a)	66,093	679,310
OEM International AB - B Shares (a)	3,800	147,946
Pandox AB (a)	7,175	121,525
Peab AB (a)	39,299	475,263
Platzer Fastigheter Holding AB - Class B	15,422	183,304
Pricer AB - B Shares	32,212	127,128
Proact IT Group AB	2,832	95,022
Qliro AB (a)	2,434	13,074
Ratos AB - B Shares	61,820	335,882
RaySearch Laboratories AB (a)	7,859	80,474
Rottneros AB (a)	26,936	31,707
SAS AB (a)	752,310	173,343
Scandi Standard AB (a)	18,069	130,880
Scandic Hotels Group AB (a) (d)	9,545	39,363
Sectra AB - B Shares (a) (d)	7,532	473,493
Semcon AB (a)	5,540	63,367
Sensys Gatso Group AB (a)	223,283	34,514
SkiStar AB (a)	17,077	233,893
SSAB AB - A Shares (a)	17,249	91,189
Systemair AB (a)	5,643	151,843
Tethys Oil AB	2,076	15,419
Troax Group AB	12,541	348,851
VBG Group AB - B Shares (a)	1,912	36,993
Vitec Software Group AB - B Shares	1,425	61,267
Wihlborgs Fastigheter AB	40,420	766,531

		24,375,071

Switzerland—6.4%
Aevis Victoria S.A. (a)	892	12,741
Allreal Holding AG	4,342	874,620
ALSO Holding AG (a)	2,164	620,564
APG SGA S.A. (a)	468	108,212
Arbonia AG (a)	14,726	261,094

BHFTII-95

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Aryzta AG (a)	230,151	$255,903
Ascom Holding AG (a)	3,201	49,227
Autoneum Holding AG (a)	1,187	222,686
Bachem Holding AG - Class B	1,138	487,823
Baloise Holding AG	1,128	191,749
Banque Cantonale de Geneve	750	127,759
Banque Cantonale Vaudoise	4,777	466,047
Belimo Holding AG	128	1,035,089
Bell Food Group AG	693	207,400
Bellevue Group AG	3,322	136,723
Berner Kantonalbank AG	1,494	336,709
BKW AG	6,201	674,912
Bobst Group S.A.	3,214	212,416
Bossard Holding AG - Class A	2,139	469,676
Bucher Industries AG	2,604	1,327,173
Burckhardt Compression Holding AG	610	203,335
Burkhalter Holding AG	1,499	115,794
Calida Holding AG (a)	1,703	65,961
Carlo Gavazzi Holding AG (a)	124	25,257
Cembra Money Bank AG	9,715	1,069,559
Cicor Technologies, Ltd. (a)	644	35,294
Cie Financiere Tradition S.A.	590	74,606
Clariant AG	65,965	1,330,172
Coltene Holding AG (a)	1,646	210,403
Comet Holding AG	582	133,615
Conzzeta AG	471	583,099
Daetwyler Holding AG	420	124,910
DKSH Holding AG	12,251	940,517
dormakaba Holding AG	835	570,332
Dufry AG (a) (d)	14,412	982,215
EDAG Engineering Group AG (a)	3,171	33,426
EFG International AG (a) (d)	30,423	232,645
Emmi AG	657	663,974
Energiedienst Holding AG	5,021	203,993
Evolva Holding S.A. (a)	84,327	18,205
Feintool International Holding AG (a)	588	44,359
Fenix Outdoor International AG (a)	1,091	147,166
Ferrexpo plc	110,230	569,189
Flughafen Zurich AG (a)	5,491	902,411
Forbo Holding AG	361	653,125
Fundamenta Real Estate AG (a)	1,968	41,125
Galenica AG	13,396	836,331
GAM Holding AG (a)	62,659	164,879
Georg Fischer AG	1,339	1,788,638
Gurit Holding AG	164	416,585
Helvetia Holding AG	10,528	1,237,082
Hiag Immobilien Holding AG (a)	1,881	216,914
Highlight Communications AG (a)	7,829	36,361
HOCHDORF Holding AG (a) (d)	174	11,119
Huber & Suhner AG	5,610	434,620
Hypothekarbank Lenzburg AG	3	13,712
Implenia AG	4,729	130,133
Ina Invest Holding AG (a)	1,388	27,813
Inficon Holding AG	501	526,502
Interroll Holding AG	226	798,631
Intershop Holding AG	466	307,686
Investis Holding S.A. (a)	322	31,332

Switzerland—(Continued)
IWG plc (a)	206,169	968,422
Jungfraubahn Holding AG (a)	890	138,415
Kardex Holding AG	2,137	435,890
Komax Holding AG (a)	974	235,647
Kudelski S.A. (d)	13,221	61,154
Landis & Gyr Group AG (a)	3,525	237,158
Lastminute.com NV (a)	1,492	59,536
LEM Holding S.A.	166	320,722
Luzerner Kantonalbank AG (a)	1,001	457,538
Meier Tobler Group AG (a)	1,744	29,808
Metall Zug AG - B Shares	78	167,535
Mikron Holding AG (a)	2,145	13,845
Mobilezone Holding AG	13,629	177,527
Mobimo Holding AG (a)	2,123	648,105
OC Oerlikon Corp. AG	68,290	790,123
Orascom Development Holding AG (a)	5,250	58,326
Orell Fuessli Holding AG	428	50,724
Orior AG	1,947	171,735
Phoenix Mecano AG	274	132,795
Plazza AG - Class A	415	140,949
PSP Swiss Property AG	14,991	1,826,441
Resurs Holding AB (a)	27,086	148,147
Rieter Holding AG	1,344	180,309
Romande Energie Holding S.A.	111	144,445
Schaffner Holding AG	238	59,931
Schmolz & Bickenbach AG (a) (d)	161,565	44,803
Schweiter Technologies AG	396	651,969
Schweizerische Nationalbank	5	28,472
Sensirion Holding AG (a)	553	36,984
SFS Group AG	5,311	659,739
Siegfried Holding AG (a)	1,485	1,223,099
SIG Combibloc Group AG (a)	52,846	1,222,595
St. Galler Kantonalbank AG	970	437,237
Sulzer AG	5,258	591,488
Swiss Prime Site AG	10,135	934,099
Swissquote Group Holding S.A.	3,768	486,341
Tecan Group AG	344	152,667
TX Group AG	1,079	86,427
U-Blox Holding AG (a) (d)	2,199	142,562
V-ZUG Holding AG (a)	780	91,615
Valiant Holding AG	5,102	531,336
Valora Holding AG (a)	1,153	244,646
VAT Group AG	8,890	2,491,745
Vaudoise Assurances Holding S.A.	306	156,048
Vetropack Holding AG (a)	4,400	276,094
Von Roll Holding AG (a)	16,704	14,848
Vontobel Holding AG	10,420	793,868
VZ Holding AG	4,180	345,393
Walliser Kantonalbank	1,345	150,133
Warteck Invest AG	53	129,535
Ypsomed Holding AG (d)	621	104,203
Zehnder Group AG	4,202	334,916
Zug Estates Holding AG - B Shares	83	172,568
Zuger Kantonalbank AG	57	410,074

		45,632,279

BHFTII-96

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Taiwan—0.0%
FIT Hon Teng, Ltd. (a) (d)	80,000	$25,259

United Arab Emirates—0.0%
Lamprell plc (a)	100,553	80,960

United Kingdom—13.9%
4imprint Group plc (a)	8,120	274,363
888 Holdings plc	95,449	518,455
A.G. Barr plc (a)	34,817	235,896
Advanced Medical Solutions Group plc	10,237	32,956
Afren plc (a) (b) (c)	251,096	0
Aggreko plc	73,028	884,041
Air Partner plc	4,960	4,609
AJ Bell plc	46,708	270,203
Alliance Pharma plc	75,826	98,278
Anglo Pacific Group plc	51,447	92,755
Anglo-Eastern Plantations plc	5,782	48,622
Appreciate Group plc	23,099	11,464
Arrow Global Group plc (a)	59,836	251,688
Ascential plc (a)	66,869	310,166
Ashmore Group plc	97,994	528,793
Avon Rubber plc	8,677	378,105
Babcock International Group plc (a)	163,189	514,527
Balfour Beatty plc (a)	206,362	839,425
Beazley plc (a)	163,069	791,117
Begbies Traynor Group plc	20,686	33,653
Bellway plc	31,464	1,476,433
Biffa plc (a)	40,575	148,798
Bloomsbury Publishing plc	28,218	111,267
Bodycote plc	73,115	833,249
boohoo Group plc (a)	12,408	58,154
Braemar Shipping Services plc (a)	7,120	19,632
Brewin Dolphin Holdings plc	98,930	423,564
Britvic plc	69,594	803,463
Cairn Energy plc	170,133	399,249
Capita plc (a)	186,764	112,134
Card Factory plc (a)	103,756	102,448
CareTech Holdings plc	13,900	103,107
Carr’s Group plc	19,239	35,547
Castings plc	2,870	14,880
Centaur Media plc (a)	92,526	50,404
Central Asia Metals plc	20,359	70,204
Centrica plc (a)	816,487	609,651
Chemring Group plc	102,749	376,978
Chesnara plc	50,709	199,218
Cineworld Group plc (a) (d)	206,628	274,955
City of London Investment Group plc	2,180	15,571
Clarkson plc	8,219	311,790
Clinigen Group plc	30,848	329,925
Clipper Logistics plc	11,008	89,898
Close Brothers Group plc	47,684	1,019,029
CLS Holdings plc	60,694	191,648
CMC Markets plc	42,124	280,478
Coats Group plc (a)	183,272	143,803
Computacenter plc	26,912	879,497
Concentric AB	11,928	235,998
ContourGlobal plc	20,383	57,464

United Kingdom—(Continued)
ConvaTec Group plc	58,665	158,610
Costain Group plc (a)	35,950	28,615
Countryside Properties plc (a)	139,641	978,345
Cranswick plc	15,452	775,012
Crest Nicholson Holdings plc (a)	83,456	469,432
CVS Group plc (a)	14,319	369,338
Daily Mail & General Trust plc	54,053	676,464
Dart Group plc (a)	22,038	385,307
De La Rue plc (a) (d)	52,440	148,989
Devro plc	56,716	151,067
DFS Furniture plc (a)	43,792	164,863
Dialight plc (a)	5,140	18,484
Dialog Semiconductor plc (a)	22,251	1,675,067
Dignity plc (a)	19,579	178,134
Diploma plc	32,979	1,158,704
DiscoverIE Group plc	22,813	210,771
Dixons Carphone plc (a)	250,394	493,428
Domino’s Pizza Group plc	146,515	701,270
dotdigital group plc	4,262	9,816
Drax Group plc	123,481	715,669
Dunelm Group plc	27,630	493,762
easyJet plc (a)	10,206	137,730
EKF Diagnostics Holdings plc	38,020	40,913
Electrocomponents plc	88,019	1,205,241
Elementis plc (a)	202,330	350,071
EMIS Group plc	13,707	207,846
EnQuest plc (a)	488,411	119,449
Epwin Group plc (a)	14,369	19,075
Equiniti Group plc (a)	114,179	203,408
Essentra plc (a)	94,236	376,836
Euromoney Institutional Investor plc	32,940	432,870
FDM Group Holdings plc	18,975	263,762
Fevertree Drinks plc	28,738	847,775
Firstgroup plc (a)	445,353	565,245
Flex LNG, Ltd.	8,311	72,318
Flowtech Fluidpower plc (a)	6,703	8,966
Forterra plc (a)	58,426	231,149
Foxtons Group plc (a)	74,860	65,661
Frasers Group PLC (a)	60,772	386,165
Frontier Developments plc (a)	1,358	50,963
Fuller Smith & Turner plc - Class A (a)	9,279	110,025
Future plc	7,318	193,253
FW Thorpe plc	6,310	30,443
G4S plc (a)	457,128	1,544,839
Galliford Try Holdings plc	49,848	87,268
Games Workshop Group plc	9,885	1,357,904
Gamesys Group plc	20,218	538,965
Gamma Communications plc	10,934	247,173
Gem Diamonds, Ltd. (a)	44,142	40,646
Genel Energy plc	14,530	34,886
Genus plc	2,224	148,968
Georgia Capital plc (a)	7,105	56,657
Go-Ahead Group plc (The) (a)	16,563	310,390
Gooch & Housego plc (a)	2,212	36,285
Goodwin plc	188	7,647
Grafton Group plc	67,734	956,398
Grainger plc	208,838	768,270

BHFTII-97

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Greggs plc (a)	27,328	$845,380
Gulf Keystone Petroleum, Ltd. (a)	64,377	158,542
Gym Group plc (The) (a)	49,004	159,080
H&T Group plc	1,027	4,254
Halfords Group plc (a)	89,687	469,944
Hays plc (a)	470,945	970,729
Headlam Group plc (a)	38,893	243,106
Helical plc	38,476	219,366
Henry Boot plc	14,477	52,931
Hill & Smith Holdings plc	26,057	528,917
Hilton Food Group plc	19,243	284,933
Hiscox, Ltd. (a)	67,088	795,909
Hollywood Bowl Group plc (a)	35,798	113,512
HomeServe plc	4,134	68,465
Howden Joinery Group plc (a)	34,885	352,633
Hunting plc	52,837	186,551
Hurricane Energy plc (a) (d)	60,919	2,606
Hyve Group plc (a)	76,414	126,470
Ibstock plc (a)	123,730	375,676
IDOX plc	75,537	65,593
IG Group Holdings plc	106,925	1,328,253
IMI plc	77,562	1,426,642
Impax Asset Management Group plc	2,534	27,165
Inchcape plc (a)	140,532	1,456,293
Indivior plc (a)	173,296	303,441
IntegraFin Holdings plc	46,352	324,072
Intermediate Capital Group plc	2,187	55,554
International Personal Finance plc (a)	79,366	114,819
iomart Group plc	16,833	72,619
IP Group plc (a)	225,731	386,615
ITV plc (a)	78,003	129,189
J.D. Wetherspoon plc (a)	26,873	503,215
James Fisher & Sons plc	17,856	261,445
James Halstead plc	5,839	40,093
John Laing Group plc	135,924	587,442
John Menzies plc (a)	23,155	105,768
John Wood Group plc (a)	195,202	727,284
Johnson Service Group plc (a)	61,047	125,248
Joules Group plc (a)	4,111	12,017
Jupiter Fund Management plc	156,485	600,964
Just Group plc (a)	202,647	282,488
Kainos Group plc	20,314	417,916
Keller Group plc	23,721	262,940
Kier Group plc (a) (d)	50,507	62,874
Kin & Carta plc (a)	66,431	162,550
Lancashire Holdings, Ltd.	72,054	639,101
Liontrust Asset Management plc	3,893	76,234
Lookers plc (a)	131,372	95,988
LSL Property Services plc (a)	25,826	108,594
Luceco plc	31,684	118,799
M&C Saatchi plc (a)	3,677	7,350
Man Group plc	461,786	1,025,435
Marks & Spencer Group plc (a)	197,951	411,787
Marshalls plc (a)	68,222	643,948
Marston’s plc (a)	258,409	350,410
McBride plc (a)	63,975	73,730
Mears Group plc (a)	41,542	111,109

United Kingdom—(Continued)
Meggitt plc (a)	117,808	775,631
Metro Bank plc (a) (d)	2,816	4,489
Midwich Group plc (a)	2,103	12,979
Mitchells & Butlers plc (a)	113,387	503,430
Mitie Group plc (a)	406,977	352,893
MJ Gleeson plc	13,112	151,934
Moneysupermarket.com Group plc	146,027	536,702
Morgan Advanced Materials plc	95,467	410,306
Morgan Sindall Group plc	14,642	356,276
Morses Club plc	6,380	4,441
Mortgage Advice Bureau Holdings, Ltd.	6,665	103,507
Mothercare plc (a)	39,446	8,852
Motorpoint group plc (a)	14,323	51,346
N Brown Group plc (a)	62,840	56,848
Naked Wines plc (a)	10,364	107,335
National Express Group plc (a)	200,733	852,001
NCC Group plc	88,729	315,567
Next Fifteen Communications Group plc (a)	7,460	69,968
Norcros plc (a)	11,343	41,917
Numis Corp. plc	16,141	83,881
On the Beach Group plc (a)	32,313	180,889
OSB Group plc (a)	62,111	364,922
Oxford Instruments plc	18,083	475,339
Pagegroup plc (a)	102,025	661,091
Pan African Resources plc	368,191	80,710
Paragon Banking Group plc	81,611	514,901
Parkmead Group plc (The) (a)	28,991	14,987
PayPoint plc	20,570	167,321
Pendragon plc (a)	345,188	79,435
Petrofac, Ltd. (a) (d)	76,214	100,496
Pets at Home Group plc	176,626	1,005,796
Pharos Energy plc (a)	50,968	16,038
Photo-Me International plc (a)	89,030	69,616
Playtech plc (a)	90,374	550,670
Polar Capital Holdings plc	16,568	159,019
Polypipe Group plc (a)	68,299	522,599
Porvair plc	8,570	64,509
PPHE Hotel Group, Ltd. (a)	3,290	68,260
Premier Foods plc (a)	263,975	346,493
Premier Oil plc (a) (d)	245,706	75,902
Provident Financial plc (a)	22,978	68,693
PZ Cussons plc	74,104	272,823
QinetiQ Group plc	188,005	818,959
Quilter plc	538,452	1,186,747
Rank Group plc (a)	54,017	139,914
Rathbone Brothers plc	17,130	415,396
Redde Northgate plc	57,053	242,280
Redrow plc	89,477	774,830
Renew Holdings plc	8,917	69,339
Renewi plc (a)	255,414	167,825
Renishaw plc	7,556	667,386
Renold plc (a)	238	71
Restaurant Group plc (The) (a)	71,897	121,571
Ricardo plc	13,452	79,800
River & Mercantile Group plc	112	334
RM plc	43,283	133,645
Robert Walters plc	16,356	137,517

BHFTII-98

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Rotork plc	244,912	$1,204,388
Royal Mail plc (a)	274,625	1,910,242
RPS Group plc (a)	100,537	130,221
RWS Holdings plc	47,714	400,660
S&U plc	755	23,425
Sabre Insurance Group plc	44,771	156,175
Saga plc (a)	8,514	39,902
Savills plc (a)	48,097	757,493
Scapa Group plc (a)	11,399	33,709
Secure Trust Bank plc (a)	458	7,578
Senior plc (a)	166,890	254,646
Serco Group plc (a)	51,037	96,758
Severfield plc	100,890	109,066
SIG plc (a)	307,827	162,316
Signature Aviation plc (a)	285,136	1,588,884
Smart Metering Systems plc	19,388	221,830
Softcat plc	30,587	764,719
Spectris plc	36,409	1,670,446
Speedy Hire plc (a)	177,240	162,770
Spire Healthcare Group plc (a)	58,762	135,394
Spirent Communications plc	190,213	625,623
Sportech plc (a)	20,264	7,501
SSP Group plc (a)	125,662	645,247
St. Modwen Properties plc	84,641	472,641
Stagecoach Group plc (a)	144,489	199,977
SThree plc (a)	41,761	221,625
Stobart Group, Ltd. (a)	91,143	42,982
Stock Spirits Group plc	46,758	180,651
Studio Retail Group plc (a)	17,439	63,712
STV Group plc (a)	7,194	34,520
Subsea 7 S.A. (a)	10,895	109,455
Superdry plc (a)	18,185	63,643
Synthomer plc	116,551	745,710
T. Clarke plc	15,381	23,373
Tate & Lyle plc	140,792	1,489,287
TBC Bank Group plc (a)	2,170	29,427
Ted Baker plc (a)	15,673	24,348
Telecom Plus plc	18,238	319,935
Telit Communications plc (a)	33,381	95,968
TEN Entertainment Group plc (a)	2,917	9,247
Topps Tiles plc (a)	61,961	59,345
TORM plc	8,003	72,897
TP ICAP Group plc	291,401	978,000
Travis Perkins plc (a)	76,029	1,616,135
Trifast plc (a)	20,432	42,263
Trinity Mirror plc (a)	164,437	488,502
TT electronics plc (a)	60,814	192,869
Tyman plc (a)	8,110	41,643
U & I Group plc (a)	54,856	70,463
Ultra Electronics Holdings plc	22,478	628,516
Vectura Group plc (a)	198,365	316,319
Vertu Motors plc (a)	35,216	19,673
Vesuvius plc	76,859	570,920
Victrex plc	26,063	794,118
Virgin Money UK plc (a)	190,655	497,038
Vistry Group plc	83,549	1,258,068
Vitec Group plc (The) (a)	10,351	163,393

United Kingdom—(Continued)
Vivo Energy plc	14,996	20,063
Volex plc	20,438	94,981
Volution Group plc	28,840	157,052
Vp plc	4,147	46,541
Watkin Jones plc	36,280	106,547
Weir Group plc (The) (a)	18,330	448,882
WH Smith plc (a)	35,182	871,857
William Hill plc (a)	75,073	281,506
Wincanton plc	44,811	240,329
Xaar plc (a)	18,088	35,653
Zotefoams plc	7,268	43,300

		98,386,940

United States—0.6%
Alumina, Ltd.	142,401	188,712
Argonaut Gold, Inc. (a)	76,431	139,883
Arko Corp. (a)	9,286	92,479
Burford Capital, Ltd. (a)	26,502	229,495
Diversified Gas & Oil plc	40,437	61,875
Energy Fuels, Inc. (a) (d)	19,715	112,325
Golden Star Resources, Ltd. (a) (d)	28,192	83,228
Ormat Technologies, Inc.	1	44
Ovintiv, Inc. (d)	18,320	436,899
Primo Water Corp.	4,700	76,422
PureTech Health plc (a)	41,874	230,631
REC Silicon ASA (a)	64,361	144,755
Reliance Worldwide Corp., Ltd.	199,557	682,567
Samsonite International S.A. (a)	281,400	544,914
Sims, Ltd.	69,602	788,182
TI Fluid Systems plc	7,903	29,424
Trellus Health , Ltd.	2,339	0
Varia US Properties AG	1,203	48,378
Viemed Healthcare, Inc. (a)	3,244	32,829

		3,923,042

Total Common Stocks (Cost $567,853,509)		703,978,622

Preferred Stocks—0.4%

Germany—0.4%
Biotest AG	5,357	189,711
Draegerwerk AG & Co. KGaA	3,031	243,766
FUCHS Petrolub SE	17,122	820,018
Jungheinrich AG	17,481	840,486
Sixt SE	4,716	367,832
Sto SE & Co. KGaA	618	114,516
Villeroy & Boch AG	505	9,446

Total Preferred Stocks (Cost $1,853,825)		2,585,775

Rights—0.0%

Australia—0.0%
Australian Strategic Materials, Ltd. (a)	2,079	0

BHFTII-99

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Rights—(Continued)

Security Description	Shares/ Principal Amount*	Value

Australia—(Continued)
Centrebet International, Ltd. (Litigation Units) (a)	9,600	$0
Energy World Corp., Ltd. (a)	147,230	1,847

		1,847

Austria—0.0%
Intercell AG (a) (b) (c)	24,163	0

Canada—0.0%
Pan American Silver Corp., Expires 02/22/29 (a) (b) (c)	78,950	68,686

France—0.0%
Onxeo S.A. (a)	8,671	0

Hong Kong—0.0%
Esprit Holdings, Ltd. (a)	338,925	1,526
Fortune Oil CVR (a) (b) (c)	575,627	0

		1,526

Norway—0.0%
Nordic Nanovector A/S (a)	536	80

Singapore—0.0%
mm2 Asia, Ltd. (a)	149,800	668

United States—0.0%
Red 5, Ltd. (a)	58,073	0

Total Rights (Cost $32,164)		72,807

Mutual Funds—0.0%

Australia—0.0%
Wam Capital, Ltd. (Cost $35,247)	11,022	18,501

Warrants—0.0%

Canada—0.0%
Cenovus Energy, Inc. (a)	807	3,211

Singapore—0.0%
Ezion Holdings, Ltd., Expires 04/16/23 (a)	309,737	0

Total Warrants (Cost $3,006)		3,211

Securities Lending Reinvestments (e)—9.3%

Certificate of Deposit—0.1%
China Construction Bank Corp. 0.100%, 04/01/21	1,000,000	999,998

Repurchase Agreements—7.8%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $4,000,171; collateralized by various Common Stock with an aggregate market value of $4,444,526.	4,000,000	4,000,000
BMO Capital Markets Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/01/21 with a maturity value of $4,700,033; collateralized by various Common Stock with an aggregate market value of $5,170,091.	4,700,000	4,700,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $3,600,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $3,672,001.	3,600,000	3,600,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $1,000,005; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $1,020,003.	1,000,000	1,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $8,630,063; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $8,802,664.	8,630,063	8,630,063
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $3,000,017; collateralized by various Common Stock with an aggregate market value of $3,333,389.	3,000,000	3,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $6,500,034; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $7,189,263.	6,500,000	6,500,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $2,500,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $2,765,101.	2,500,000	$2,500,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $1,100,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,216,645.	1,100,000	1,100,000

BHFTII-100

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $300,015; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $332,911.	300,000	$300,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $10,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $10,200,001.	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $6,000,028; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $6,659,501.	6,000,000	6,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $4,500,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $4,994,626.	4,500,000	4,500,000

		55,830,063

Time Deposits—0.8%
ABN AMRO Bank NV 0.070%, 04/01/21	2,000,000	2,000,000
DZ Bank AG 0.020%, 04/01/21	2,000,000	2,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	2,000,000	2,000,000

		6,000,000

Mutual Funds—0.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (f)	1,000,000	1,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (f)	3,000,000	3,000,000

		4,000,000

Total Securities Lending Reinvestments (Cost $66,830,063)		66,830,061

Total Investments—108.8% (Cost $636,607,814)		773,488,977
Other assets and liabilities (net)—(8.8)%		(62,852,674)

Net Assets—100.0%		$710,636,303

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 0.1% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $82,741,055 and the collateral received consisted of cash in the amount of $66,830,063 and non-cash collateral with a value of $21,931,669. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Ten Largest Industries as of March 31, 2021 (Unaudited)	% of Net Assets
Machinery	7.2
Metals & Mining	5.8
Real Estate Management & Development	4.9
Banks	4.5
Capital Markets	3.5
Chemicals	3.5
Food Products	3.2
Oil, Gas & Consumable Fuels	3.1
Trading Companies & Distributors	3.0
Construction & Engineering	2.9

Glossary of Abbreviations

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-101

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$360,877	$49,036,251	$50,968	$49,448,096
Austria	—	12,869,773	0	12,869,773
Belgium	—	10,352,232	—	10,352,232
Cambodia	—	56,813	—	56,813
Canada	78,450,079	—	5,517	78,455,596
China	266,883	1,879,700	—	2,146,583
Colombia	42,606	—	—	42,606
Denmark	—	13,665,330	—	13,665,330
Faeroe Islands	—	15,445	—	15,445
Finland	—	17,991,937	—	17,991,937
France	—	27,764,769	1,355	27,766,124
Georgia	—	202,237	—	202,237
Germany	1,158,770	44,676,132	—	45,834,902
Ghana	—	317,937	—	317,937
Greenland	—	13,463	—	13,463
Guernsey, Channel Islands	—	47,270	—	47,270
Hong Kong	659,081	15,089,397	63,783	15,812,261
India	—	181,422	—	181,422
Ireland	—	3,459,073	—	3,459,073
Isle of Man	—	132,077	—	132,077
Israel	—	10,256,852	55,792	10,312,644
Italy	—	24,904,876	51	24,904,927
Japan	142,237	148,943,554	321,941	149,407,732
Jersey, Channel Islands	—	574,950	—	574,950
Kazakhstan	—	1,112,478	—	1,112,478
Liechtenstein	—	328,638	—	328,638
Luxembourg	—	1,334,552	—	1,334,552
Macau	—	133,920	—	133,920
Malta	—	1,079,802	—	1,079,802
Monaco	1,089,551	—	—	1,089,551
Mongolia	194,540	—	—	194,540
Netherlands	4,427	21,204,027	0	21,208,454
New Zealand	—	4,289,086	—	4,289,086
Norway	—	7,827,212	—	7,827,212
Peru	—	258,966	—	258,966
Philippines	—	15,343	—	15,343
Portugal	—	2,040,611	0	2,040,611
Russia	—	267,304	—	267,304
Singapore	69,539	8,993,106	60,370	9,123,015
South Africa	—	600,491	—	600,491
Spain	—	16,639,678	0	16,639,678

BHFTII-102

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Sweden	$—	$24,375,071	$—	$24,375,071
Switzerland	—	45,632,279	—	45,632,279
Taiwan	—	25,259	—	25,259
United Arab Emirates	—	80,960	—	80,960
United Kingdom	978,000	97,408,940	0	98,386,940
United States	881,586	3,041,456	—	3,923,042
Total Common Stocks	84,298,176	619,120,669	559,777	703,978,622
Total Preferred Stocks*	—	2,585,775	—	2,585,775
Rights
Australia	—	1,847	—	1,847
Austria	—	—	0	0
Canada	—	—	68,686	68,686
France	—	0	—	0
Hong Kong	1,526	—	0	1,526
Norway	—	80	—	80
Singapore	668	—	—	668
United States	—	0	—	0
Total Rights	2,194	1,927	68,686	72,807
Total Mutual Funds*	18,501	—	—	18,501
Warrants
Canada	3,211	—	—	3,211
Singapore	—	0	—	0
Total Warrants	3,211	0	—	3,211
Securities Lending Reinvestments
Certificate of Deposit	—	999,998	—	999,998
Repurchase Agreements	—	55,830,063	—	55,830,063
Time Deposits	—	6,000,000	—	6,000,000
Mutual Funds	4,000,000	—	—	4,000,000
Total Securities Lending Reinvestments	4,000,000	62,830,061	—	66,830,061
Total Investments	$88,322,082	$684,538,432	$628,463	$773,488,977

Collateral for Securities Loaned (Liability)	$—	$(66,830,063)	$—	$(66,830,063)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

During the period ended March 31, 2021, a transfer from Level 2 to Level 3 in the amount of $5,774 and transfers from Level 1 to Level 3 in the amount of $374,610 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

During the period ended March 31, 2021, transfers from Level 3 to Level 1 in the amount of $103,549 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

BHFTII-103

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—62.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Boeing Co. (The)	21,612	$5,505,009
Lockheed Martin Corp.	17,762	6,563,059
Raytheon Technologies Corp.	97,772	7,554,842

		19,622,910

Air Freight & Logistics—0.3%
FedEx Corp.	15,957	4,532,426

Airlines—0.2%
JetBlue Airways Corp. (a)	110,810	2,253,875

Automobiles—0.5%
Tesla, Inc. (a)	9,805	6,549,054

Banks—1.7%
Bank of America Corp.	233,647	9,039,802
JPMorgan Chase & Co.	94,986	14,459,719

		23,499,521

Beverages—1.3%
Boston Beer Co., Inc. (The) - Class A (a) (b)	3,075	3,709,311
Constellation Brands, Inc. - Class A	33,475	7,632,300
Molson Coors Beverage Co. - Class B	24,087	1,232,050
Monster Beverage Corp. (a)	64,645	5,888,513

		18,462,174

Biotechnology—1.2%
Alnylam Pharmaceuticals, Inc. (a)	2,362	333,491
Amicus Therapeutics, Inc. (a) (b)	13,754	135,889
Apellis Pharmaceuticals, Inc. (a) (b)	9,265	397,561
Arena Pharmaceuticals, Inc. (a)	4,285	297,336
Ascendis Pharma A/S (ADR) (a)	2,218	285,856
BioAtla, Inc. (a) (b)	4,667	237,270
Biogen, Inc. (a)	4,603	1,287,689
Black Diamond Therapeutics, Inc. (a) (b)	7,868	190,878
Celldex Therapeutics, Inc. (a) (b)	5,285	108,871
Cullinan Oncology, Inc. (a) (b)	4,200	175,014
Design Therapeutics, Inc. (a) (b)	8,428	251,997
Exact Sciences Corp. (a)	12,774	1,683,358
Forma Therapeutics Holdings, Inc. (a)	4,827	135,253
Global Blood Therapeutics, Inc. (a)	5,203	212,022
Immunocore Holdings plc (ADR) (a)	4,296	182,881
Incyte Corp. (a)	8,493	690,226
Kodiak Sciences, Inc. (a) (b)	2,610	295,948
Mersana Therapeutics, Inc. (a) (b)	13,203	213,625
Mirati Therapeutics, Inc. (a)	1,871	320,502
Myovant Sciences, Ltd. (a) (b)	174,850	3,598,413
Olema Pharmaceuticals, Inc. (a)	7,198	238,830
PTC Therapeutics, Inc. (a)	3,809	180,356
Regeneron Pharmaceuticals, Inc. (a)	1,958	926,408
REVOLUTION Medicines, Inc. (a)	6,356	291,613
Rocket Pharmaceuticals, Inc. (a) (b)	7,242	321,327
Sage Therapeutics, Inc. (a) (b)	2,723	203,817
Seagen, Inc. (a)	3,728	517,670
Sigilon Therapeutics, Inc. (a)	8,206	183,404

Biotechnology—(Continued)
TCR2 Therapeutics, Inc. (a) (b)	12,645	279,202
TG Therapeutics, Inc. (a)	3,462	166,868
Turning Point Therapeutics, Inc. (a)	3,650	345,253
Vertex Pharmaceuticals, Inc. (a)	10,431	2,241,518

		16,930,346

Building Products—0.5%
Johnson Controls International plc	75,803	4,523,165
Trane Technologies plc	16,860	2,791,342

		7,314,507

Capital Markets—3.0%
Ares Management Corp. - Class A	99,342	5,566,132
Blackstone Group, Inc. (The) - Class A	21,207	1,580,558
Charles Schwab Corp. (The)	206,377	13,451,653
CME Group, Inc.	29,547	6,034,384
Hamilton Lane, Inc. - Class A	26,186	2,319,032
LPL Financial Holdings, Inc.	34,755	4,940,771
S&P Global, Inc.	14,860	5,243,648
StepStone Group, Inc. - Class A	52,404	1,848,289

		40,984,467

Chemicals—1.6%
Cabot Corp.	45,225	2,371,599
Celanese Corp.	24,040	3,601,432
FMC Corp.	30,703	3,396,059
Ingevity Corp. (a)	17,351	1,310,521
Linde plc	22,165	6,209,303
Livent Corp. (a) (b)	28,026	485,410
PPG Industries, Inc.	30,103	4,523,277

		21,897,601

Commercial Services & Supplies—0.2%
Waste Management, Inc.	25,945	3,347,424

Construction & Engineering—0.0%
Dycom Industries, Inc. (a)	6,509	604,361

Consumer Finance—0.3%
American Express Co.	22,354	3,161,750
OneMain Holdings, Inc.	26,523	1,424,815

		4,586,565

Containers & Packaging—0.1%
Ball Corp.	17,235	1,460,494

Diversified Consumer Services—0.1%
Houghton Mifflin Harcourt Co. (a) (b)	101,511	773,514

Diversified Financial Services—0.4%
Equitable Holdings, Inc.	113,643	3,707,035
Voya Financial, Inc.	37,857	2,409,219

		6,116,254

BHFTII-104

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—1.8%
Duke Energy Corp.	75,283	$7,267,068
Edison International	77,564	4,545,250
Exelon Corp.	120,215	5,258,204
FirstEnergy Corp.	181,324	6,290,130
Southern Co. (The)	11,518	715,959

		24,076,611

Energy Equipment & Services—0.2%
Schlumberger NV	76,522	2,080,633

Entertainment—1.1%
Electronic Arts, Inc.	35,159	4,759,474
Netflix, Inc. (a)	18,890	9,854,157

		14,613,631

Equity Real Estate Investment Trusts—1.3%
Alexandria Real Estate Equities, Inc.	17,413	2,860,956
American Tower Corp.	15,785	3,773,562
Douglas Emmett, Inc.	107,947	3,389,536
Rexford Industrial Realty, Inc.	68,558	3,455,323
Ryman Hospitality Properties, Inc.	52,311	4,054,626

		17,534,003

Food & Staples Retailing—1.4%
Performance Food Group Co. (a)	178,099	10,260,284
Sysco Corp.	75,469	5,942,429
U.S. Foods Holding Corp. (a)	77,311	2,947,095

		19,149,808

Food Products—0.6%
Bunge, Ltd.	49,627	3,933,932
Lamb Weston Holdings, Inc.	46,336	3,590,113
UTZ Brands, Inc. (b)	36,102	894,969

		8,419,014

Health Care Equipment & Supplies—2.3%
Baxter International, Inc.	72,806	6,140,458
Boston Scientific Corp. (a)	168,386	6,508,119
Danaher Corp.	31,738	7,143,589
Edwards Lifesciences Corp. (a)	50,905	4,257,694
Insulet Corp. (a)	8,423	2,197,729
Intuitive Surgical, Inc. (a)	6,908	5,104,598

		31,352,187

Health Care Providers & Services—1.8%
Anthem, Inc.	14,552	5,223,440
Centene Corp. (a)	25,676	1,640,953
HCA Healthcare, Inc.	12,834	2,417,155
Humana, Inc.	4,167	1,747,015
Laboratory Corp. of America Holdings (a)	7,757	1,978,268
McKesson Corp.	6,998	1,364,890
Quest Diagnostics, Inc.	11,743	1,507,097
UnitedHealth Group, Inc.	24,082	8,960,190

		24,839,008

Hotels, Restaurants & Leisure—1.1%
Caesars Entertainment, Inc. (a)	8,755	765,625
Carnival Corp.	50,772	1,347,489
Chipotle Mexican Grill, Inc. (a)	1,259	1,788,812
Darden Restaurants, Inc.	21,906	3,110,652
Hyatt Hotels Corp. - Class A (b)	66,934	5,535,442
Las Vegas Sands Corp.	44,620	2,711,111

		15,259,131

Household Durables—0.2%
Lennar Corp. - Class A	28,981	2,933,747

Household Products—0.5%
Procter & Gamble Co. (The)	55,483	7,514,063

Industrial Conglomerates—0.4%
3M Co.	2,070	398,848
General Electric Co.	129,221	1,696,672
Honeywell International, Inc.	17,290	3,753,140

		5,848,660

Insurance—2.2%
American Financial Group, Inc.	18,312	2,089,399
American International Group, Inc.	98,078	4,532,185
Assurant, Inc.	34,165	4,843,572
Assured Guaranty, Ltd.	61,817	2,613,623
Athene Holding, Ltd. - Class A (a)	34,700	1,748,880
Chubb, Ltd.	31,695	5,006,859
Hartford Financial Services Group, Inc. (The)	41,761	2,789,217
Marsh & McLennan Cos., Inc.	21,134	2,574,121
Oscar Health, Inc. - Class A (a) (b)	64,181	1,725,185
Trupanion, Inc. (a)	27,030	2,059,957

		29,982,998

Interactive Media & Services—5.1%
Alphabet, Inc. - Class A (a)	19,986	41,221,525
Facebook, Inc. - Class A (a)	71,316	21,004,701
Snap, Inc. - Class A (a)	62,248	3,254,948
Twitter, Inc. (a)	77,168	4,910,200

		70,391,374

Internet & Direct Marketing Retail—3.2%
Amazon.com, Inc. (a)	12,261	37,936,515
Booking Holdings, Inc. (a)	2,700	6,290,568

		44,227,083

IT Services—3.2%
Cognizant Technology Solutions Corp. - Class A	20,390	1,592,867
FleetCor Technologies, Inc. (a)	15,895	4,269,874
Genpact, Ltd.	64,309	2,753,711
Global Payments, Inc.	60,000	12,094,800
GoDaddy, Inc. - Class A (a)	54,622	4,239,760
PayPal Holdings, Inc. (a)	30,388	7,379,422
Shopify, Inc. - Class A (a)	3,461	3,829,596
Snowflake, Inc. - Class A (a)	1,507	345,525

BHFTII-105

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Visa, Inc. - A Shares	27,682	$5,861,110
WEX, Inc. (a)	10,393	2,174,423

		44,541,088

Life Sciences Tools & Services—0.9%
Agilent Technologies, Inc.	37,772	4,802,332
Illumina, Inc. (a)	9,913	3,807,187
PPD, Inc. (a)	50,851	1,924,202
Syneos Health, Inc. (a)	29,364	2,227,259

		12,760,980

Machinery—1.5%
Fortive Corp.	80,375	5,677,690
Ingersoll Rand, Inc. (a)	94,473	4,649,017
Kennametal, Inc. (b)	46,794	1,870,356
Meritor, Inc. (a)	18,872	555,214
Parker-Hannifin Corp.	2,480	782,267
Rexnord Corp.	48,735	2,294,931
Westinghouse Air Brake Technologies Corp.	54,108	4,283,189

		20,112,664

Media—1.7%
Charter Communications, Inc. - Class A (a)	19,271	11,890,593
DISH Network Corp. - Class A (a)	42,490	1,538,138
New York Times Co. (The) - Class A	21,466	1,086,609
Omnicom Group, Inc.	121,529	9,011,375

		23,526,715

Metals & Mining—0.0%
Foresight Energy LLC † (a) (d)	1,359	12,587

Oil, Gas & Consumable Fuels—1.7%
BP plc (ADR) (b)	35,717	869,709
Chevron Corp.	27,459	2,877,429
ConocoPhillips	85,881	4,549,116
EOG Resources, Inc.	25,707	1,864,529
Exxon Mobil Corp.	54,277	3,030,285
Marathon Petroleum Corp.	53,845	2,880,169
Pioneer Natural Resources Co.	9,390	1,491,320
Royal Dutch Shell plc - Class A (ADR) (b)	102,621	4,023,769
Royal Dutch Shell plc - Class B (ADR)	55,659	2,049,921

		23,636,247

Personal Products—0.6%
Estee Lauder Cos., Inc. (The) - Class A	26,198	7,619,688

Pharmaceuticals—2.7%
AstraZeneca plc (ADR) (b)	118,075	5,870,689
Bristol-Myers Squibb Co.	81,528	5,146,863
Elanco Animal Health, Inc. (a)	77,619	2,285,880
Eli Lilly and Co.	48,145	8,994,449
Novartis AG (ADR)	41,237	3,524,939
Pfizer, Inc.	250,898	9,090,034
Reata Pharmaceuticals, Inc. - Class A (a) (b)	2,173	216,648

Pharmaceuticals—(Continued)
Royalty Pharma plc - Class A	7,450	324,969
Theravance Biopharma, Inc. (a)	59,867	1,221,885

		36,676,356

Professional Services—0.7%
Equifax, Inc.	3,019	546,831
IHS Markit, Ltd.	47,455	4,592,695
Science Applications International Corp.	17,593	1,470,599
TransUnion	5,782	520,380
TriNet Group, Inc. (a)	39,080	3,046,677

		10,177,182

Road & Rail—0.4%
CSX Corp.	10,524	1,014,724
J.B. Hunt Transport Services, Inc.	7,837	1,317,165
Knight-Swift Transportation Holdings, Inc.	23,535	1,131,798
Uber Technologies, Inc. (a)	42,009	2,289,910

		5,753,597

Semiconductors & Semiconductor Equipment—3.4%
Advanced Micro Devices, Inc. (a)	83,787	6,577,280
KLA Corp.	12,087	3,993,545
Lattice Semiconductor Corp. (a)	105,865	4,766,042
Marvell Technology Group, Ltd.	115,285	5,646,659
Micron Technology, Inc. (a)	96,789	8,537,758
Skyworks Solutions, Inc.	15,323	2,811,464
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	34,719	4,106,563
Teradyne, Inc.	30,911	3,761,251
Texas Instruments, Inc.	36,993	6,991,307

		47,191,869

Software—4.8%
Adobe, Inc. (a)	7,247	3,445,006
Avalara, Inc. (a)	6,239	832,470
Guidewire Software, Inc. (a)	12,694	1,290,091
Microsoft Corp.	186,797	44,041,129
Olo, Inc. - Class A (a)	5,500	145,145
Q2 Holdings, Inc. (a)	13,819	1,384,664
Rapid7, Inc. (a)	7,723	576,213
Salesforce.com, Inc. (a)	35,096	7,435,790
ServiceNow, Inc. (a)	6,139	3,070,175
Varonis Systems, Inc. (a)	13,747	705,771
Workday, Inc. - Class A (a)	12,036	2,990,103

		65,916,557

Specialty Retail—1.2%
Lowe’s Cos., Inc.	28,127	5,349,193
Ross Stores, Inc.	31,825	3,816,136
TJX Cos., Inc. (The)	92,710	6,132,766
Urban Outfitters, Inc. (a)	40,375	1,501,546

		16,799,641

Technology Hardware, Storage & Peripherals—2.4%
Apple, Inc.	271,948	33,218,448

BHFTII-106

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—0.6%
PVH Corp.	38,722	$4,092,915
Tapestry, Inc.	95,304	3,927,478

		8,020,393

Trading Companies & Distributors—0.1%
Triton International, Ltd.	16,692	917,893

Wireless Telecommunication Services—0.3%
T-Mobile U.S., Inc. (a)	28,963	3,628,774

Total Common Stocks (Cost $638,820,830)		857,668,123

U.S. Treasury & Government Agencies—28.0%

Agency Sponsored Mortgage - Backed—22.0%
Fannie Mae 15 Yr. Pool
3.000%, 07/01/28	808,908	859,634
3.000%, 02/01/31	100,400	106,240
3.000%, 08/01/33	288,928	305,121
4.000%, 04/01/26	17,471	18,656
4.000%, 02/01/29	380,145	404,645
4.500%, 06/01/24	60,026	63,034
4.500%, 02/01/25	19,383	20,431
4.500%, 04/01/25	3,349	3,553
4.500%, 07/01/25	13,611	14,350
4.500%, 06/01/26	331,036	350,764
Fannie Mae 20 Yr. Pool
3.000%, 03/01/37	512,902	539,253
5.000%, 02/01/23	10,103	11,158
Fannie Mae 30 Yr. Pool
3.000%, 02/01/43	505,131	537,762
3.000%, 03/01/43	650,221	691,731
3.000%, 04/01/43	608,477	647,427
3.000%, 05/01/43	1,634,706	1,740,005
3.000%, 06/01/43	200,429	213,666
3.500%, 03/01/43	26,377	28,671
3.500%, 05/01/43	55,309	59,979
3.500%, 07/01/43	139,462	151,331
3.500%, 08/01/43	237,820	257,164
3.500%, 10/01/44	216,277	234,063
3.500%, 02/01/45	241,682	259,612
3.500%, 01/01/46	288,630	309,052
3.500%, 03/01/46	214,466	229,825
3.500%, 09/01/46	425,839	455,091
3.500%, 10/01/46	171,147	182,291
3.500%, 11/01/46	164,269	177,695
3.500%, 12/01/46	920,319	996,774
3.500%, 05/01/47	393,890	421,565
3.500%, 09/01/47	780,193	830,087
3.500%, 12/01/47	99,336	105,478
3.500%, 01/01/48	500,379	530,299
3.500%, 02/01/48	532,092	565,082
3.500%, 07/01/48	584,068	624,758

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 11/01/48	125,603	132,546
3.500%, 01/01/50	1,521,317	1,612,030
4.000%, 10/01/40	452,242	498,144
4.000%, 11/01/40	189,077	207,499
4.000%, 12/01/40	132,507	145,797
4.000%, 02/01/41	67,596	74,313
4.000%, 03/01/41	181,361	200,734
4.000%, 08/01/42	108,742	120,381
4.000%, 09/01/42	167,171	185,064
4.000%, 03/01/45	22,155	24,368
4.000%, 07/01/45	145,309	160,853
4.000%, 05/01/46	58,611	63,644
4.000%, 06/01/46	153,698	167,348
4.000%, 04/01/47	199,579	219,234
4.000%, 10/01/47	898,324	969,435
4.000%, 09/01/48	432,487	464,204
4.000%, 01/01/49	608,955	653,509
4.500%, 10/01/40	379,540	424,821
4.500%, 09/01/41	37,757	42,050
4.500%, 10/01/41	176,467	197,591
4.500%, 08/01/42	65,558	74,158
4.500%, 09/01/43	981,695	1,102,547
4.500%, 10/01/43	120,055	134,388
4.500%, 12/01/43	97,738	110,251
4.500%, 01/01/44	334,641	377,109
4.500%, 04/01/49	318,876	347,299
5.000%, 04/01/33	1,707	1,932
5.000%, 07/01/33	6,104	6,994
5.000%, 09/01/33	96,193	110,427
5.000%, 11/01/33	25,195	29,131
5.000%, 12/01/33	9,961	11,487
5.000%, 02/01/34	4,500	5,102
5.000%, 03/01/34	2,160	2,496
5.000%, 04/01/34	2,038	2,355
5.000%, 06/01/34	2,067	2,399
5.000%, 07/01/34	29,291	33,982
5.000%, 10/01/34	70,947	81,656
5.000%, 07/01/35	51,179	59,271
5.000%, 10/01/35	56,270	64,979
5.000%, 12/01/35	44,767	51,908
5.000%, 08/01/36	39,236	45,442
5.000%, 07/01/37	22,832	26,349
5.000%, 07/01/41	29,999	34,095
5.000%, 08/01/41	14,492	16,615
5.000%, 03/01/49	2,290,114	2,535,642
5.500%, 08/01/28	19,514	21,771
5.500%, 04/01/33	28,017	32,608
5.500%, 08/01/37	164,702	192,379
5.500%, 04/01/41	12,101	13,902
6.000%, 03/01/28	811	911
6.000%, 02/01/34	115,094	132,776
6.000%, 08/01/34	60,966	70,413
6.000%, 04/01/35	510,392	599,020
6.000%, 02/01/38	38,572	45,917

BHFTII-107

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 03/01/38	13,884	$16,594
6.000%, 05/01/38	42,016	50,046
6.000%, 10/01/38	11,138	13,166
6.000%, 12/01/38	14,712	17,568
6.500%, 05/01/40	293,692	348,056
Fannie Mae ARM Pool
2.349%, 12M LIBOR + 1.952%, 12/01/40 (e)	10,759	11,108
2.646%, 12M LIBOR + 1.771%, 06/01/41 (e)	63,403	66,875
2.665%, 12M LIBOR + 1.819%, 09/01/41 (e)	40,839	43,159
3.381%, 12M LIBOR + 1.750%, 03/01/41 (e)	19,996	19,964
Fannie Mae Connecticut Avenue Securities (CMO)
3.659%, 1M LIBOR + 3.550%, 07/25/29 (e)	270,092	278,205
4.459%, 1M LIBOR + 4.350%, 05/25/29 (e)	430,242	447,755
5.009%, 1M LIBOR + 4.900%, 11/25/24 (e)	152,255	156,821
5.809%, 1M LIBOR + 5.700%, 04/25/28 (e)	86,506	91,759
6.109%, 1M LIBOR + 6.000%, 09/25/28 (e)	59,324	62,491
Fannie Mae Interest Strip (CMO)
2.000%, 09/25/39	239,317	240,583
4.000%, 05/25/27 (f)	143,571	8,753
Fannie Mae Pool
2.430%, 08/01/26	194,490	205,201
3.240%, 12/01/26	77,661	84,960
3.410%, 08/01/27	456,775	505,224
3.500%, 09/01/57	1,495,217	1,638,586
3.500%, 05/01/58	884,259	959,393
4.000%, 06/01/41	561,313	614,985
4.500%, 01/01/51	1,049,053	1,182,271
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/36 (g)	18,374	16,398
Zero Coupon, 06/25/36 (g)	151,734	141,939
Zero Coupon, 06/25/41 (g)	176,977	164,007
1.750%, 12/25/42	355,977	361,240
1.983%, 05/25/46 (e) (f)	394,379	22,320
2.000%, 08/25/43	72,071	72,820
2.041%, 04/25/55 (e) (f)	404,961	21,785
2.114%, 06/25/55 (e) (f)	304,607	18,427
2.278%, 08/25/44 (e) (f)	312,043	23,958
2.500%, 06/25/28 (f)	96,166	5,370
3.000%, 02/25/27 (f)	207,100	9,389
3.000%, 09/25/27 (f)	81,284	5,287
3.000%, 01/25/28 (f)	541,907	33,372
3.000%, 05/25/47	199,619	206,744
3.000%, 09/25/47	784,383	835,289
3.000%, 10/25/48	652,398	694,953
3.000%, 08/25/49	651,618	700,966
3.500%, 05/25/27 (f)	231,630	16,167
3.500%, 10/25/27 (f)	150,366	11,329
3.500%, 05/25/30 (f)	175,899	16,188
3.500%, 08/25/30 (f)	50,826	4,405
3.500%, 02/25/31 (f)	102,298	6,468
3.500%, 03/25/34 (f)	1,968,224	137,794
3.500%, 09/25/35 (f)	117,260	14,056
3.500%, 11/25/39 (f)	953,323	107,776
3.500%, 04/25/46	156,175	163,818
3.500%, 10/25/46 (f)	114,384	20,259

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO)
3.500%, 11/25/47	688,678	746,146
3.500%, 02/25/48	157,856	165,661
3.500%, 12/25/58	898,425	977,231
4.000%, 03/25/42 (f)	73,383	7,358
4.000%, 11/25/42 (f)	42,767	5,939
4.500%, 07/25/27 (f)	60,867	3,384
5.000%, 12/25/43 (f)	503,548	94,027
5.000%, 06/25/48 (f)	558,579	101,862
5.481%, 05/25/42 (e) (f)	27,606	2,294
5.500%, 04/25/35	254,885	290,264
5.500%, 04/25/37	79,819	92,306
5.500%, 11/25/40 (f)	564,869	85,653
5.500%, 09/25/44 (f)	370,164	76,253
5.500%, 06/25/48 (f)	390,116	74,070
6.000%, 01/25/42 (f)	356,167	41,789
6.000%, 09/25/47 (f)	261,969	55,254
Fannie Mae-ACES
0.332%, 01/25/30 (e) (f)	2,036,510	45,680
1.211%, 06/25/34 (e) (f)	4,251,453	490,601
1.441%, 05/25/29 (e) (f)	2,672,275	248,408
2.419%, 01/25/22 (e) (f)	193,326	1,717
3.329%, 10/25/23 (e)	347,574	365,921
Freddie Mac 15 Yr. Gold Pool
3.000%, 07/01/28	324,885	343,750
3.000%, 08/01/29	207,773	221,493
3.000%, 04/01/33	466,363	492,717
Freddie Mac 15 Yr. Pool 3.000%, 10/01/32	427,962	452,154
Freddie Mac 20 Yr. Gold Pool
3.000%, 11/01/36	662,839	695,394
3.000%, 01/01/37	456,872	479,337
3.500%, 08/01/34	396,794	426,895
5.000%, 03/01/27	38,953	43,303
5.000%, 02/01/28	129,557	143,398
5.000%, 03/01/28	64,309	71,179
5.000%, 05/01/28	215,420	240,529
5.000%, 05/01/30	224,237	250,444
Freddie Mac 30 Yr. Gold Pool
3.000%, 12/01/44	8,408	8,821
3.000%, 08/01/46	804,934	847,061
3.000%, 10/01/46	822,574	869,962
3.000%, 11/01/46	1,601,108	1,690,434
3.000%, 12/01/46	477,308	503,391
3.000%, 01/01/47	483,418	510,926
3.500%, 08/01/42	83,340	91,179
3.500%, 11/01/42	113,500	123,456
3.500%, 06/01/46	127,111	136,112
3.500%, 10/01/47	563,639	598,553
3.500%, 03/01/48	424,844	458,404
4.000%, 05/01/42	419,758	461,748
4.000%, 08/01/42	131,567	145,697
4.000%, 09/01/42	204,752	226,744
4.000%, 07/01/44	28,158	31,172
4.000%, 02/01/46	178,150	194,228
4.000%, 09/01/48	63,679	68,454

BHFTII-108

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 09/01/43	62,956	$70,902
4.500%, 11/01/43	590,622	666,236
5.000%, 03/01/38	41,862	48,727
5.000%, 05/01/39	4,495	5,233
5.000%, 06/01/41	286,704	327,943
5.000%, 03/01/49	226,212	250,246
5.500%, 07/01/33	64,742	75,362
5.500%, 04/01/39	29,665	34,866
5.500%, 06/01/41	108,589	127,627
Freddie Mac 30 Yr. Pool
3.500%, 12/01/47	183,585	197,014
3.500%, 12/01/48	369,839	391,677
5.000%, 06/01/49	308,972	341,655
Freddie Mac ARM Non-Gold Pool 2.275%, 12M LIBOR + 1.900%, 02/01/41 (e)	24,217	24,905
Freddie Mac Multifamily Structured Pass-Through Certificates
0.605%, 03/25/27 (e) (f)	4,313,229	141,022
0.638%, 10/25/26 (e) (f)	1,151,505	35,881
0.750%, 06/25/27 (e) (f)	2,442,573	100,811
0.883%, 11/25/30 (e) (f)	964,641	69,720
1.029%, 10/25/30 (e) (f)	1,672,208	137,925
1.118%, 06/25/30 (e) (f)	3,047,410	272,431
1.127%, 01/25/30 (e) (f)	2,516,114	213,626
1.400%, 06/25/22 (e) (f)	1,682,862	18,874
1.433%, 05/25/30 (e) (f)	2,363,921	267,499
1.572%, 05/25/30 (e) (f)	1,489,616	182,869
1.586%, 03/25/22 (e) (f)	1,193,003	10,332
Freddie Mac REMICS (CMO)
Zero Coupon, 11/15/36 (g)	17,813	16,925
1.750%, 10/15/42	258,744	264,380
2.500%, 05/15/28 (f)	107,437	6,663
3.000%, 03/15/28 (f)	251,627	16,223
3.000%, 05/15/32 (f)	116,005	5,590
3.000%, 03/15/33 (f)	114,691	10,512
3.000%, 08/15/43	1,056,000	1,115,820
3.000%, 05/15/46	398,921	422,298
3.250%, 11/15/41	158,977	171,563
3.500%, 06/15/26 (f)	85,259	2,151
3.500%, 09/15/26 (f)	49,925	2,982
3.500%, 03/15/27 (f)	71,634	4,092
3.500%, 03/15/41 (f)	151,768	9,542
4.000%, 07/15/27 (f)	268,686	14,817
4.000%, 03/15/28 (f)	135,553	8,078
4.000%, 06/15/28 (f)	75,707	5,032
4.000%, 07/15/30 (f)	175,898	16,305
4.000%, 05/25/40 (f)	603,420	77,379
4.750%, 07/15/39	340,191	384,077
5.000%, 09/15/33 (f)	139,900	23,379
5.000%, 02/15/48 (f)	211,005	42,691
5.500%, 08/15/33	39,738	45,826
5.500%, 07/15/36	86,930	101,181
5.500%, 06/15/46	112,068	130,857
6.500%, 07/15/36	111,564	127,878
6.500%, 04/15/39 (f)	504,542	105,717

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac STACR Trust (CMO)
1.959%, 1M LIBOR + 1.850%, 09/25/49 (144A) (e)	343,975	342,054
2.159%, 1M LIBOR + 2.050%, 07/25/49 (144A) (e)	465,203	464,259
2.459%, 1M LIBOR + 2.350%, 02/25/49 (144A) (e)	846,986	848,450
2.559%, 1M LIBOR + 2.450%, 03/25/49 (144A) (e)	548,996	549,683
Ginnie Mae I 30 Yr. Pool
2.500%, TBA (h)	8,000,000	8,238,438
3.000%, 12/15/44	22,102	24,530
3.000%, 02/15/45	40,447	42,430
3.000%, 04/15/45	391,694	410,396
3.000%, 05/15/45	891,673	934,847
3.000%, 07/15/45	16,711	17,500
3.875%, 08/15/42	421,052	467,060
4.000%, 09/15/42	474,162	524,525
4.500%, 04/15/41	332,495	375,058
4.500%, 02/15/42	682,158	768,980
5.000%, 12/15/38	26,260	30,471
5.000%, 04/15/39	504,914	587,770
5.000%, 07/15/39	40,022	46,445
5.000%, 12/15/40	69,730	81,176
5.500%, 12/15/40	244,583	288,372
Ginnie Mae II 30 Yr. Pool
2.500%, 01/20/51	1,391,754	1,437,323
2.500%, TBA (h)	9,385,000	9,683,414
3.000%, TBA (h)	9,483,000	9,881,008
3.500%, 06/20/46	696,550	743,824
3.500%, 07/20/46	167,465	178,322
3.500%, 10/20/46	174,204	186,388
3.500%, 02/20/47	793,227	846,224
3.500%, 08/20/47	154,284	164,288
3.500%, 11/20/47	177,735	189,536
3.500%, 03/20/48	230,515	245,131
3.500%, 07/20/49	760,332	802,544
3.500%, 03/20/50	2,518,764	2,658,192
3.500%, 05/20/50	220,767	233,023
3.500%, 01/20/51	152,627	162,923
3.500%, TBA (h)	2,780,000	2,934,043
4.000%, 08/20/45	569,644	625,147
4.000%, 11/20/47	202,753	223,529
4.000%, 03/20/48	582,264	636,630
4.000%, 07/20/48	2,000,426	2,150,059
4.000%, TBA (h)	157,000	167,597
4.500%, 01/20/46	66,252	74,130
4.500%, TBA (h)	3,990,000	4,315,434
5.000%, 10/20/39	10,922	12,551
5.000%, TBA (h)	616,000	674,340
Government National Mortgage Association (CMO)
0.708%, 02/16/53 (e) (f)	1,331,841	34,419
1.750%, 09/20/43	224,142	229,267
2.000%, 01/20/42	200,527	206,019
2.500%, 12/16/39	197,628	206,967
2.500%, 07/20/41	345,809	361,666
3.000%, 09/20/28 (f)	100,165	6,602
3.000%, 05/20/35 (f)	1,277,716	88,009
3.000%, 02/16/43 (f)	87,325	12,007
3.000%, 10/20/47	242,869	253,246

BHFTII-109

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
3.500%, 02/16/27 (f)	40,530	$2,650
3.500%, 03/20/27 (f)	103,074	7,239
3.500%, 10/20/29 (f)	584,603	52,290
3.500%, 07/20/40 (f)	108,085	5,967
3.500%, 02/20/41 (f)	143,416	5,915
3.500%, 04/20/42 (f)	271,161	26,126
3.500%, 10/20/42 (f)	484,943	75,624
3.500%, 05/20/43 (f)	68,657	11,962
3.500%, 07/20/43 (f)	226,960	28,867
4.000%, 12/16/26 (f)	25,570	1,521
4.000%, 05/20/29 (f)	422,543	26,359
4.000%, 05/16/42 (f)	55,465	6,946
4.000%, 03/20/43 (f)	91,408	16,920
4.000%, 01/20/44 (f)	44,181	8,425
4.000%, 11/20/44 (f)	753,332	116,617
4.000%, 03/20/47 (f)	343,137	45,403
4.500%, 04/20/45 (f)	143,734	28,785
4.500%, 08/20/45 (f)	613,167	120,788
4.500%, 05/20/48 (f)	513,815	81,603
5.000%, 02/16/40 (f)	392,734	72,394
5.000%, 10/16/41 (f)	190,046	32,386
5.000%, 12/20/43 (f)	435,568	97,792
5.000%, 01/16/47 (f)	90,283	16,921
5.500%, 03/20/39 (f)	274,785	43,982
5.500%, 02/16/47 (f)	259,202	44,794
5.500%, 02/20/47 (f)	162,394	31,831
6.000%, 09/20/40 (f)	306,902	53,069
6.000%, 02/20/46 (f)	258,558	47,741
Uniform Mortgage-Backed Securities 15 Yr. Pool
1.500%, TBA (h)	5,415,000	5,437,402
2.000%, TBA (h)	4,080,000	4,187,192
2.500%, TBA (h)	4,305,000	4,479,050
3.000%, TBA (h)	759,000	801,486
Uniform Mortgage-Backed Securities 30 Yr. Pool
1.500%, TBA (h)	595,000	574,826
2.000%, TBA (h)	136,711,000	136,372,079
2.500%, TBA (h)	12,415,000	12,731,126
3.000%, TBA (h)	16,850,000	17,552,096
4.000%, TBA (h)	1,763,000	1,891,506
4.500%, TBA (h)	1,920,000	2,090,100
6.000%, TBA (h)	1,000,000	1,124,707

		302,746,397

U.S. Treasury—6.0%
U.S. Treasury Bonds
1.250%, 05/15/50	640,000	482,975
1.375%, 11/15/40	4,870,000	4,142,544
1.625%, 11/15/50	3,460,000	2,883,153
1.875%, 02/15/41 (b)	3,235,000	3,012,088
1.875%, 02/15/51 (b)	1,720,000	1,526,500
2.250%, 08/15/46	910,000	883,091
2.250%, 08/15/49	2,280,000	2,204,742
2.875%, 08/15/45 (i)	19,040,000	20,789,300
2.875%, 11/15/46 (j)	1,200,000	1,311,094

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.125%, 08/15/44 (i) (k)	6,010,000	6,839,192
3.125%, 05/15/48 (i)	2,465,000	2,826,854
U.S. Treasury Inflation Indexed Bond 1.000%, 02/15/48 (i) (l)	540,916	672,624
U.S. Treasury Inflation Indexed Notes 0.125%, 07/15/30 (l)	3,243,950	3,520,742
U.S. Treasury Notes
0.250%, 10/31/25 (i)	1,990,000	1,937,685
0.625%, 12/31/27 (i)	7,040,000	6,703,675
0.625%, 05/15/30 (i)	9,335,000	8,494,850
0.625%, 08/15/30 (b)	12,245,000	11,097,031
2.875%, 05/31/25 (b) (i) (j)	3,850,000	4,194,545

		83,522,685

Total U.S. Treasury & Government Agencies (Cost $394,941,730)		386,269,082

Corporate Bonds & Notes—12.4%

Advertising—0.0%
Lamar Media Corp. 3.750%, 02/15/28	35,000	34,956

Aerospace/Defense—0.2%
Boeing Co. (The)
5.040%, 05/01/27	225,000	256,515
5.150%, 05/01/30	300,000	345,524
General Dynamics Corp. 4.250%, 04/01/40	175,000	206,001
L3Harris Technologies, Inc. 3.850%, 06/15/23	480,000	512,097
Northrop Grumman Corp. 5.150%, 05/01/40	315,000	395,151
Raytheon Technologies Corp.
3.650%, 08/16/23	7,000	7,488
3.950%, 08/16/25	345,000	383,169
4.450%, 11/16/38	285,000	330,193
4.625%, 11/16/48	90,000	107,678

		2,543,816

Agriculture—0.3%
Altria Group, Inc.
2.450%, 02/04/32	325,000	310,498
2.625%, 09/16/26	140,000	145,800
3.700%, 02/04/51	255,000	232,319
3.875%, 09/16/46	190,000	184,349
4.400%, 02/14/26	32,000	36,085
5.375%, 01/31/44	310,000	361,321
5.800%, 02/14/39	200,000	244,056
BAT Capital Corp.
2.259%, 03/25/28	510,000	502,121
2.789%, 09/06/24	565,000	595,424
BAT International Finance plc 1.668%, 03/25/26	530,000	524,582

BHFTII-110

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—(Continued)
Kernel Holding S.A. 6.500%, 10/17/24	520,000	$551,200

		3,687,755

Apparel—0.0%
Hanesbrands, Inc. 4.875%, 05/15/26 (144A)	140,000	150,150
William Carter Co. (The) 5.625%, 03/15/27 (144A)	335,000	353,844

		503,994

Auto Manufacturers—0.1%
General Motors Co.
5.200%, 04/01/45	265,000	304,275
6.125%, 10/01/25	120,000	141,109
General Motors Financial Co., Inc. 1.250%, 01/08/26	270,000	264,922

		710,306

Banks—2.1%
Bank of America Corp.
1.658%, SOFR + 0.910%, 03/11/27 (e)	1,040,000	1,043,140
2.456%, 3M LIBOR + 0.870%, 10/22/25 (e)	485,000	508,372
3.194%, 3M LIBOR + 1.180%, 07/23/30 (e)	45,000	47,238
3.366%, 3M LIBOR + 0.810%, 01/23/26 (e)	450,000	484,463
3.705%, 3M LIBOR + 1.512%, 04/24/28 (e)	935,000	1,022,698
4.083%, 3M LIBOR + 3.150%, 03/20/51 (e)	1,180,000	1,310,162
7.750%, 05/14/38	630,000	966,712
Bank of New York Mellon Corp. (The) 2.100%, 10/24/24	515,000	542,034
BNP Paribas S.A.
1.323%, SOFR + 1.004%, 01/13/27 (144A) (e)	235,000	229,828
2.219%, SOFR + 2.074%, 06/09/26 (144A) (e)	465,000	476,819
Citigroup, Inc.
3.200%, 10/21/26	210,000	225,661
3.352%, 3M LIBOR + 0.897%, 04/24/25 (e)	495,000	529,754
3.980%, 3M LIBOR + 1.338%, 03/20/30 (e)	425,000	470,498
4.412%, SOFR + 3.914%, 03/31/31 (e)	425,000	485,015
4.450%, 09/29/27	55,000	62,072
Credit Suisse Group AG 6.250%, 5Y USD Swap + 3.455%, 12/18/24 (144A) (e)	845,000	898,845
Danske Bank A/S
5.000%, 01/12/22 (144A)	430,000	444,422
5.375%, 01/12/24 (144A)	450,000	501,791
Fifth Third Bancorp
2.375%, 01/28/25	375,000	390,984
Goldman Sachs Group, Inc. (The)
1.992%, SOFR + 1.090%, 01/27/32 (e)	225,000	213,535
2.905%, 3M LIBOR + 0.990%, 07/24/23 (e)	1,085,000	1,117,055
4.017%, 3M LIBOR + 1.373%, 10/31/38 (e)	155,000	171,881
6.250%, 02/01/41	110,000	155,709
6.750%, 10/01/37	410,000	579,585
HSBC Holdings plc 1.589%, SOFR + 1.290%, 05/24/27 (e)	575,000	565,869

Banks—(Continued)
JPMorgan Chase & Co.
2.956%, SOFR + 2.515%, 05/13/31 (e)	85,000	86,572
3.109%, SOFR + 2.460%, 04/22/41 (e)	205,000	203,841
3.109%, SOFR + 2.440%, 04/22/51 (e)	185,000	181,182
3.220%, 3M LIBOR + 1.155%, 03/01/25 (e)	550,000	586,783
3.509%, 3M LIBOR + 0.945%, 01/23/29 (e)	525,000	567,693
3.702%, 3M LIBOR + 1.160%, 05/06/30 (e)	390,000	425,084
3.960%, 3M LIBOR + 1.245%, 01/29/27 (e)	1,475,000	1,631,287
4.005%, 3M LIBOR + 1.120%, 04/23/29 (e)	410,000	457,224
Landsbanki Islands Zero Coupon, 08/25/20 (c) (d) (m)	320,000	0
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (e)	975,000	910,025
1.928%, SOFR + 1.020%, 04/28/32 (e)	635,000	599,888
2.500%, 04/21/21	680,000	680,666
2.699%, SOFR + 1.143%, 01/22/31 (e)	355,000	361,223
3.125%, 07/27/26	180,000	193,730
3.591%, 3M LIBOR + 1.340%, 07/22/28 (e)	550,000	599,602
3.625%, 01/20/27	400,000	438,900
4.000%, 07/23/25	180,000	199,756
4.431%, 3M LIBOR + 1.628%, 01/23/30 (e)	75,000	85,876
5.000%, 11/24/25	322,000	370,069
PNC Bank N.A. 2.700%, 10/22/29 (b)	250,000	255,521
PNC Financial Services Group, Inc. (The) 2.200%, 11/01/24 (b)	270,000	283,475
Santander Holdings USA, Inc. 3.700%, 03/28/22	330,000	339,266
State Street Corp.
2.354%, SOFR + 0.940%, 11/01/25 (e)	490,000	515,392
2.901%, SOFR + 2.600%, 03/30/26 (e)	225,000	239,381
Truist Bank 2.250%, 03/11/30	1,150,000	1,122,115
UBS Group Funding Switzerland AG
2.650%, 02/01/22 (144A)	420,000	427,965
5.750%, 5Y EUR Swap + 5.287%, 02/19/22 (EUR) (e)	250,000	304,492
7.000%, 5Y USD Swap + 4.866%, 02/19/25 (e)	200,000	228,000
UniCredit S.p.A. 6.572%, 01/14/22 (144A)	605,000	630,687
Wells Fargo & Co.
2.406%, SOFR +1.087%, 10/30/25 (e)	735,000	767,731
3.000%, 04/22/26	310,000	331,270
3.000%, 10/23/26	200,000	213,462
3.750%, 01/24/24	410,000	443,360
4.900%, 11/17/45	290,000	348,060

		28,473,720

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/42	544,000	558,787
4.600%, 04/15/48	280,000	320,538
4.750%, 04/15/58	100,000	115,264
5.450%, 01/23/39	738,000	922,000
Coca Cola Co. (The) 3.000%, 03/05/51	90,000	88,445

BHFTII-111

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Constellation Brands, Inc.
2.650%, 11/07/22	260,000	$268,142
3.150%, 08/01/29	208,000	217,865
3.600%, 02/15/28	587,000	638,370
4.650%, 11/15/28	125,000	143,702
Diageo Capital plc 2.000%, 04/29/30	680,000	664,865
Keurig Dr Pepper, Inc. 3.350%, 03/15/51	135,000	134,457
PepsiCo, Inc. 3.625%, 03/19/50 (b)	60,000	66,181

		4,138,616

Biotechnology—0.2%
Amgen, Inc.
2.300%, 02/25/31	1,010,000	995,760
3.150%, 02/21/40	195,000	193,486
3.375%, 02/21/50	170,000	169,928
Baxalta, Inc. 3.600%, 06/23/22	17,000	17,554
Gilead Sciences, Inc. 1.650%, 10/01/30 (b)	885,000	830,593
Royalty Pharma plc
2.200%, 09/02/30 (144A)	170,000	162,229
3.300%, 09/02/40 (144A)	200,000	192,800
3.550%, 09/02/50 (144A)	305,000	290,650

		2,853,000

Building Materials—0.1%
Carrier Global Corp. 2.700%, 02/15/31	210,000	209,937
Standard Industries, Inc.
3.375%, 01/15/31 (144A)	175,000	165,813
4.375%, 07/15/30 (144A)	720,000	726,480
5.000%, 02/15/27 (144A)	10,000	10,425

		1,112,655

Chemicals—0.1%
Chemours Co. (The) 5.375%, 05/15/27 (b)	60,000	63,600
DuPont de Nemours, Inc. 4.205%, 11/15/23	525,000	570,305
LYB International Finance III LLC
1.250%, 10/01/25	160,000	157,980
3.800%, 10/01/60	100,000	97,616
Olin Corp. 5.125%, 09/15/27	60,000	62,100

		951,601

Commercial Services—0.4%
Ashtead Capital, Inc. 4.375%, 08/15/27 (144A)	1,000,000	1,042,500

Commercial Services—(Continued)
Equifax, Inc.
2.600%, 12/15/25	237,000	248,446
3.100%, 05/15/30	75,000	77,849
Gartner, Inc.
3.750%, 10/01/30 (144A)	420,000	416,527
4.500%, 07/01/28 (144A)	386,000	398,063
Global Payments, Inc.
2.900%, 05/15/30	325,000	331,772
3.200%, 08/15/29	150,000	157,982
Howard University
2.291%, 10/01/26	100,000	99,231
2.701%, 10/01/29	260,000	258,840
2.801%, 10/01/30	100,000	99,845
2.901%, 10/01/31	100,000	100,618
3.476%, 10/01/41	115,000	110,390
IHS Markit, Ltd. 4.125%, 08/01/23	940,000	1,007,313
Service Corp. International
3.375%, 08/15/30	785,000	766,199
5.125%, 06/01/29	858,000	920,806
United Rentals North America, Inc.
4.000%, 07/15/30	85,000	86,509
4.875%, 01/15/28	65,000	68,469

		6,191,359

Computers—0.3%
Apple, Inc.
2.200%, 09/11/29	410,000	415,440
2.650%, 05/11/50	110,000	100,013
3.450%, 02/09/45	215,000	228,515
Booz Allen Hamilton, Inc. 3.875%, 09/01/28 (144A)	1,530,000	1,538,033
HP, Inc.
2.200%, 06/17/25	265,000	273,515
3.000%, 06/17/27	265,000	280,054
International Business Machines Corp.
1.950%, 05/15/30	280,000	271,040
2.950%, 05/15/50	205,000	190,545
3.500%, 05/15/29	460,000	500,412
4.250%, 05/15/49	100,000	115,113
Leidos, Inc. 3.625%, 05/15/25 (144A)	235,000	254,975
Western Digital Corp. 4.750%, 02/15/26	60,000	66,147

		4,233,802

Diversified Financial Services—0.3%
Capital One Financial Corp. 3.900%, 01/29/24	390,000	421,660
GE Capital Funding LLC 4.400%, 05/15/30 (144A)	475,000	537,772
GE Capital International Funding Co. 4.418%, 11/15/35	400,000	457,904
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	1,355,000	1,440,774

BHFTII-112

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Mastercard, Inc.
2.950%, 03/15/51	225,000	$221,577
3.350%, 03/26/30	105,000	115,650
Power Finance Corp., Ltd. 3.950%, 04/23/30 (144A)	970,000	991,806

		4,187,143

Electric—1.1%
AES Corp. (The) 3.300%, 07/15/25 (144A)	335,000	355,502
Alabama Power Co. 4.150%, 08/15/44	285,000	316,059
Berkshire Hathaway Energy Co.
1.650%, 05/15/31	165,000	153,392
3.250%, 04/15/28	245,000	264,114
Centrais Eletricas Brasileiras S.A. 3.625%, 02/04/25 (144A)	215,000	216,344
Cleco Corporate Holdings LLC
3.375%, 09/15/29	255,000	257,220
3.743%, 05/01/26	105,000	113,971
4.973%, 05/01/46	20,000	22,081
Commonwealth Edison Co. 3.650%, 06/15/46	325,000	346,484
Dominion Energy South Carolina, Inc. 5.100%, 06/01/65	95,000	125,939
Dominion Energy, Inc. 3.375%, 04/01/30	110,000	117,119
Duke Energy Carolinas LLC
3.450%, 04/15/51	130,000	132,779
4.250%, 12/15/41	275,000	313,779
Duke Energy Florida LLC 3.400%, 10/01/46	55,000	55,955
Duke Energy Progress LLC 4.375%, 03/30/44	320,000	370,616
Evergy Metro, Inc. 2.250%, 06/01/30	10,000	9,876
Evergy, Inc.
2.450%, 09/15/24	165,000	172,754
2.900%, 09/15/29	450,000	458,612
Exelon Corp.
2.450%, 04/15/21	80,000	80,045
3.950%, 06/15/25	585,000	639,262
FirstEnergy Corp.
1.600%, 01/15/26	65,000	63,213
2.250%, 09/01/30	335,000	310,713
3.400%, 03/01/50	420,000	367,500
5.350%, 07/15/47	180,000	202,171
Florida Power & Light Co. 3.990%, 03/01/49	80,000	92,011
Georgia Power Co.
2.100%, 07/30/23	530,000	547,059
4.300%, 03/15/42	365,000	406,638
IPALCO Enterprises, Inc.
3.700%, 09/01/24	335,000	361,854
4.250%, 05/01/30 (144A)	985,000	1,073,019

Electric—(Continued)
ITC Holdings Corp. 2.950%, 05/14/30 (144A)	395,000	402,634
MidAmerican Energy Co.
3.150%, 04/15/50	205,000	201,464
3.650%, 08/01/48	85,000	89,887
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/30 (b)	310,000	303,305
NRG Energy, Inc.
2.000%, 12/02/25 (144A)	360,000	359,940
2.450%, 12/02/27 (144A) (b)	360,000	357,828
Oglethorpe Power Corp.
3.750%, 08/01/50 (144A)	65,000	63,126
5.050%, 10/01/48	260,000	306,114
Oncor Electric Delivery Co. LLC 5.750%, 03/15/29	110,000	136,134
Pacific Gas & Electric Co. 2.500%, 02/01/31	840,000	792,542
PacifiCorp.
4.125%, 01/15/49	63,000	70,158
4.150%, 02/15/50	80,000	90,401
Public Service Electric & Gas Co. 3.800%, 03/01/46	90,000	99,554
Public Service Enterprise Group, Inc. 2.875%, 06/15/24	415,000	439,664
Puget Energy, Inc.
3.650%, 05/15/25	470,000	508,050
4.100%, 06/15/30	360,000	390,138
Sempra Energy
3.400%, 02/01/28 (b)	365,000	391,440
3.800%, 02/01/38	165,000	177,354
4.000%, 02/01/48	50,000	52,662
Southern California Edison Co.
2.250%, 06/01/30	290,000	280,749
2.850%, 08/01/29	315,000	319,704
3.650%, 02/01/50	65,000	64,300
4.125%, 03/01/48	69,000	72,300
Southern Co. (The)
2.950%, 07/01/23	130,000	136,149
3.250%, 07/01/26	335,000	358,576
3.700%, 04/30/30	445,000	480,826

		14,891,080

Electronics—0.0%
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	120,000	132,600

Energy-Alternate Sources—0.0%
FS Luxembourg Sarl 10.000%, 12/15/25 (144A)	245,000	269,757

Engineering & Construction—0.1%
International Airport Finance S.A. 12.000%, 03/15/33 (144A)	937,822	908,515

BHFTII-113

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—0.1%
WMG Acquisition Corp. 3.875%, 07/15/30 (144A)	855,000	$863,246

Environmental Control—0.1%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	1,230,000	1,297,650
5.125%, 07/15/29 (144A)	25,000	26,541
Waste Management, Inc.
2.500%, 11/15/50 (b)	120,000	103,643
4.150%, 07/15/49	55,000	62,942

		1,490,776

Food—0.2%
Conagra Brands, Inc.
1.375%, 11/01/27	475,000	457,565
4.300%, 05/01/24	175,000	192,973
4.600%, 11/01/25	55,000	62,435
5.400%, 11/01/48	55,000	70,366
Kellogg Co. 3.400%, 11/15/27	270,000	292,192
Kraft Heinz Foods Co.
3.750%, 04/01/30	15,000	15,920
4.250%, 03/01/31	20,000	22,019
Mondelez International, Inc.
1.500%, 05/04/25	200,000	202,179
1.500%, 02/04/31 (b)	340,000	310,950
NBM U.S. Holdings, Inc. 7.000%, 05/14/26 (144A)	635,000	682,790

		2,309,389

Food Service—0.0%
Aramark Services, Inc. 5.000%, 02/01/28 (144A) (b)	60,000	62,265

Forest Products & Paper—0.1%
Suzano Austria GmbH 5.000%, 01/15/30	950,000	1,050,225

Gas—0.1%
AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.875%, 08/20/26	95,000	104,538
NiSource, Inc.
3.490%, 05/15/27	425,000	461,166
3.600%, 05/01/30	530,000	574,446

		1,140,150

Healthcare-Products—0.1%
Alcon Finance Corp.
2.750%, 09/23/26 (144A)	400,000	423,077
3.000%, 09/23/29 (144A)	265,000	274,915
Baxter International, Inc. 3.950%, 04/01/30 (144A)	195,000	219,439
Boston Scientific Corp.
1.900%, 06/01/25	225,000	231,038
3.750%, 03/01/26	745,000	822,555

Healthcare-Products—(Continued)
Hill-Rom Holdings, Inc. 4.375%, 09/15/27 (144A)	140,000	144,200
Teleflex, Inc. 4.250%, 06/01/28 (144A)	85,000	88,081

		2,203,305

Healthcare-Services—0.3%
Anthem, Inc.
3.500%, 08/15/24	225,000	243,248
4.625%, 05/15/42	170,000	200,722
Centene Corp.
3.375%, 02/15/30	20,000	20,187
4.250%, 12/15/27	110,000	115,706
4.625%, 12/15/29	1,185,000	1,282,532
CommonSpirit Health 3.347%, 10/01/29	80,000	85,358
HCA, Inc. 3.500%, 09/01/30	150,000	151,271
Rede D’or Finance Sarl 4.500%, 01/22/30 (144A)	1,210,000	1,187,712
Sutter Health 3.361%, 08/15/50	210,000	207,808
UnitedHealth Group, Inc.
2.375%, 08/15/24	325,000	342,243
3.500%, 08/15/39	190,000	204,525
4.750%, 07/15/45	70,000	88,210

		4,129,522

Home Builders—0.1%
PulteGroup, Inc. 5.500%, 03/01/26	583,000	680,230
Toll Brothers Finance Corp. 4.875%, 11/15/25	130,000	144,787

		825,017

Insurance—0.4%
American International Group, Inc. 2.500%, 06/30/25	885,000	928,560
Aon Corp. 2.200%, 11/15/22	350,000	359,350
Equitable Financial Life Global Funding 1.800%, 03/08/28 (144A) (b)	755,000	738,245
Genworth Holdings, Inc. 4.900%, 08/15/23	90,000	88,420
Marsh & McLennan Cos., Inc.
3.875%, 03/15/24	330,000	360,451
4.375%, 03/15/29	140,000	160,514
4.750%, 03/15/39	245,000	302,059
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/70 (144A)	83,000	81,011
MGIC Investment Corp. 5.750%, 08/15/23	90,000	96,750
New York Life Global Funding 2.000%, 01/22/25 (144A) (b)	595,000	612,711

BHFTII-114

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Progressive Corp. (The) 3.200%, 03/26/30	285,000	$305,904
Unum Group
4.000%, 06/15/29 (b)	145,000	157,074
4.500%, 03/15/25	315,000	352,049
4.500%, 12/15/49	230,000	230,727
Voya Financial, Inc. 4.800%, 06/15/46	10,000	11,807
Willis North America, Inc. 3.600%, 05/15/24	210,000	226,309

		5,011,941

Internet—0.2%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27	810,000	868,981
Amazon.com, Inc. 3.875%, 08/22/37	470,000	538,517
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.500%, 03/01/29 (144A)	50,000	49,125
NortonLifeLock, Inc. 5.000%, 04/15/25 (144A)	905,000	917,037
Tencent Holdings, Ltd.
2.390%, 06/03/30 (144A)	355,000	342,854
3.975%, 04/11/29 (144A)	700,000	760,151

		3,476,665

Iron/Steel—0.1%
Commercial Metals Co. 5.375%, 07/15/27	60,000	63,000
Metinvest B.V. 5.625%, 06/17/25 (144A) (EUR)	355,000	439,256
Vale Overseas, Ltd. 3.750%, 07/08/30	690,000	720,284

		1,222,540

Lodging—0.0%
Las Vegas Sands Corp. 3.500%, 08/18/26	220,000	229,390

Machinery-Construction & Mining—0.0%
BWX Technologies, Inc.
4.125%, 04/15/29	10,000	10,138
5.375%, 07/15/26 (144A)	30,000	30,975

		41,113

Machinery-Diversified—0.0%
Otis Worldwide Corp. 2.565%, 02/15/30	510,000	513,670

Media—0.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A)	215,000	215,477
4.500%, 08/15/30 (144A)	125,000	127,400
5.125%, 05/01/27 (144A)	15,000	15,860

Media—(Continued)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
2.300%, 02/01/32	445,000	413,592
5.125%, 07/01/49	105,000	118,132
5.750%, 04/01/48	180,000	218,833
6.484%, 10/23/45	1,420,000	1,848,856
6.834%, 10/23/55	90,000	123,113
Comcast Corp.
3.200%, 07/15/36	100,000	104,286
3.250%, 11/01/39	470,000	484,168
3.400%, 07/15/46	75,000	77,554
3.750%, 04/01/40	565,000	619,920
4.049%, 11/01/52	45,000	50,851
4.700%, 10/15/48 (b)	55,000	67,960
4.750%, 03/01/44	55,000	67,597
4.950%, 10/15/58	255,000	333,632
COX Communications, Inc. 3.150%, 08/15/24 (144A)	1,165,000	1,243,918
CSC Holdings LLC
3.375%, 02/15/31 (144A) (b)	1,035,000	975,487
4.125%, 12/01/30 (144A)	200,000	198,656
Discovery Communications LLC
3.800%, 03/13/24	99,000	106,616
3.950%, 06/15/25	2,000	2,189
4.000%, 09/15/55 (144A)	516,000	507,907
5.300%, 05/15/49	147,000	175,891
DISH DBS Corp. 5.875%, 11/15/24	130,000	135,957
Sirius XM Radio, Inc. 4.125%, 07/01/30 (144A)	60,000	60,069
Time Warner Cable LLC
4.500%, 09/15/42	400,000	427,524
6.550%, 05/01/37	85,000	111,775
ViacomCBS, Inc.
4.200%, 05/19/32 (b)	220,000	245,917
4.950%, 01/15/31	520,000	613,274
5.875%, 3M LIBOR + 3.895%, 02/28/57 (e)	10,000	10,163
6.250%, 3M LIBOR + 3.899%, 02/28/57 (e)	15,000	16,667
Videotron, Ltd. 5.375%, 06/15/24 (144A)	145,000	159,762

		9,879,003

Mining—0.0%
Anglo American Capital plc 4.875%, 05/14/25 (144A)	520,000	587,300
Kaiser Aluminum Corp. 4.625%, 03/01/28 (144A)	60,000	61,413

		648,713

Miscellaneous Manufacturing—0.0%
General Electric Co. 3.625%, 05/01/30 (b)	215,000	231,483
Trane Technologies Luxembourg Finance S.A. 4.500%, 03/21/49	80,000	93,346

		324,829

BHFTII-115

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Multi-National—0.0%
Inter-American Development Bank 7.250%, 06/10/21 (MXN)	10,375,000	$509,991

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp.
3.250%, 02/15/29	1,299,000	1,282,762
4.250%, 04/01/28	60,000	62,100
Xerox Holdings Corp. 5.500%, 08/15/28 (144A)	60,000	62,119

		1,406,981

Oil & Gas—0.4%
Apache Corp. 4.875%, 11/15/27	60,000	61,500
BP Capital Markets America, Inc.
2.939%, 06/04/51	160,000	142,702
3.633%, 04/06/30	130,000	142,552
Continental Resources, Inc. 5.750%, 01/15/31 (144A) (b)	50,000	56,493
Energean Israel Finance, Ltd.
4.500%, 03/30/24 (144A)	180,000	180,914
4.875%, 03/30/26 (144A)	155,000	155,969
5.875%, 03/30/31 (144A)	155,000	154,612
Equinor ASA
1.750%, 01/22/26	390,000	399,139
3.625%, 04/06/40	195,000	207,492
3.700%, 04/06/50	180,000	191,157
Exxon Mobil Corp.
4.227%, 03/19/40	355,000	399,375
4.327%, 03/19/50	10,000	11,478
Hess Corp.
7.125%, 03/15/33	127,000	161,854
7.300%, 08/15/31	245,000	312,847
Marathon Petroleum Corp. 4.700%, 05/01/25	445,000	500,141
Occidental Petroleum Corp.
3.400%, 04/15/26	5,000	4,855
6.125%, 01/01/31	5,000	5,521
Ovintiv, Inc.
6.500%, 08/15/34 (b)	11,000	13,317
6.500%, 02/01/38 (b)	10,000	12,088
7.375%, 11/01/31	15,000	19,080
Pioneer Natural Resources Co. 2.150%, 01/15/31	490,000	463,254
Saudi Arabian Oil Co. 2.875%, 04/16/24 (144A)	400,000	421,263
SM Energy Co. 6.125%, 11/15/22	55,000	54,231
Suncor Energy, Inc. 3.750%, 03/04/51	230,000	223,804
Sunoco L.P. / Sunoco Finance Corp.
5.500%, 02/15/26	60,000	61,637
5.875%, 03/15/28	60,000	62,798
Tullow Oil plc 7.000%, 03/01/25 (144A)	500,000	422,500

Oil & Gas—(Continued)
Valero Energy Corp. 2.150%, 09/15/27	190,000	186,168

		5,028,741

Oil & Gas Services—0.1%
Borets Finance DAC 6.000%, 09/17/26 (144A)	1,030,000	1,069,913
Halliburton Co. 4.850%, 11/15/35	160,000	179,809

		1,249,722

Packaging & Containers—0.1%
Ball Corp. 4.000%, 11/15/23	1,060,000	1,126,912
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/23 (144A)	150,000	160,688

		1,287,600

Pharmaceuticals—0.5%
AbbVie, Inc.
2.950%, 11/21/26	575,000	612,191
3.200%, 11/21/29	180,000	191,479
4.250%, 11/21/49	135,000	152,757
4.625%, 10/01/42	255,000	299,254
Bausch Health Cos., Inc.
5.750%, 08/15/27 (144A)	100,000	107,625
7.000%, 03/15/24 (144A)	27,000	27,621
Bayer U.S. Finance LLC
4.250%, 12/15/25 (144A)	535,000	595,383
4.875%, 06/25/48 (144A)	200,000	239,320
Becton Dickinson & Co.
2.823%, 05/20/30	70,000	71,761
3.363%, 06/06/24	925,000	993,656
Bristol-Myers Squibb Co.
0.750%, 11/13/25	745,000	733,858
2.550%, 11/13/50	180,000	159,968
Cigna Corp. 1.250%, 03/15/26	905,000	893,398
CVS Health Corp.
4.125%, 04/01/40	590,000	651,541
5.125%, 07/20/45	160,000	195,880
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/25	535,000	588,277
Pfizer, Inc. 2.625%, 04/01/30	165,000	171,276
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/01/26	650,000	621,563

		7,306,808

Pipelines—0.4%
Cheniere Energy Partners L.P. 4.500%, 10/01/29	10,000	10,370

BHFTII-116

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
DCP Midstream Operating L.P.
3.875%, 03/15/23	20,000	$20,868
4.950%, 04/01/22	26,000	26,599
5.600%, 04/01/44	50,000	50,000
Energy Transfer Operating L.P.
3.750%, 05/15/30 (b)	195,000	201,039
4.950%, 06/15/28	180,000	201,431
5.250%, 04/15/29	305,000	347,177
5.950%, 10/01/43	20,000	22,234
6.125%, 12/15/45	570,000	655,694
6.250%, 04/15/49	230,000	269,976
EQM Midstream Partners L.P. 6.500%, 07/01/27 (144A)	30,000	32,617
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/34 (144A)	530,000	513,437
2.625%, 03/31/36 (144A)	1,195,000	1,142,659
2.940%, 09/30/40 (144A)	250,000	241,031
MPLX L.P.
1.750%, 03/01/26	30,000	30,046
4.700%, 04/15/48	225,000	243,427
5.200%, 03/01/47	65,000	74,350
ONEOK, Inc.
4.000%, 07/13/27	75,000	81,330
4.450%, 09/01/49	205,000	204,466
5.850%, 01/15/26	225,000	263,400
6.000%, 06/15/35	20,000	23,566
7.150%, 01/15/51	35,000	47,190
Phillips 66 Partners L.P. 4.900%, 10/01/46	415,000	455,681
Sabine Pass Liquefaction LLC 4.500%, 05/15/30	360,000	403,988
Sunoco Logistics Partners Operations L.P.
4.000%, 10/01/27	120,000	129,053
5.300%, 04/01/44	35,000	36,872
5.350%, 05/15/45	35,000	36,837
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.875%, 02/01/31 (144A)	65,000	65,861
TransCanada PipeLines, Ltd.
4.100%, 04/15/30	25,000	27,867
4.625%, 03/01/34	240,000	270,875
Western Midstream Operating L.P. 5.300%, 02/01/30	60,000	65,153
Williams Cos., Inc. (The)
4.900%, 01/15/45 (b)	17,000	18,830
5.100%, 09/15/45	30,000	34,404
5.800%, 11/15/43	60,000	73,691

		6,322,019

Real Estate Investment Trusts—0.4%
American Tower Corp.
1.500%, 01/31/28	420,000	400,555
2.400%, 03/15/25	255,000	266,033
2.950%, 01/15/51 (b)	385,000	340,365

Real Estate Investment Trusts—(Continued)
Brixmor Operating Partnership L.P.
2.250%, 04/01/28	165,000	161,900
4.050%, 07/01/30	540,000	581,667
Crown Castle International Corp. 1.050%, 07/15/26	850,000	822,993
GLP Capital L.P. / GLP Financing II, Inc.
4.000%, 01/15/31	515,000	532,240
5.300%, 01/15/29	235,000	263,423
5.750%, 06/01/28	270,000	311,464
SBA Tower Trust
2.836%, 01/15/50 (144A)	545,000	571,690
3.168%, 04/09/47 (144A)	995,000	996,774
VEREIT Operating Partnership L.P.
2.200%, 06/15/28	25,000	24,533
2.850%, 12/15/32	30,000	29,053
3.400%, 01/15/28	110,000	115,992
VICI Properties L.P. / VICI Note Co., Inc. 4.250%, 12/01/26 (144A)	35,000	35,808

		5,454,490

Retail—0.2%
1011778 BC ULC / New Red Finance, Inc. 3.500%, 02/15/29 (144A)	60,000	58,350
AutoZone, Inc. 3.625%, 04/15/25	180,000	196,021
FirstCash, Inc. 4.625%, 09/01/28 (144A)	758,000	773,160
Home Depot, Inc. (The)
3.300%, 04/15/40	495,000	520,439
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.750%, 06/01/27 (144A)	60,000	62,925
Lithia Motors, Inc. 4.625%, 12/15/27 (144A)	120,000	124,650
Lowe’s Cos., Inc.
1.700%, 10/15/30 (b)	390,000	366,332
3.700%, 04/15/46	60,000	62,646
McDonald’s Corp.
3.350%, 04/01/23	330,000	347,650
3.625%, 09/01/49	385,000	401,888
4.200%, 04/01/50	145,000	164,684
Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.875%, 03/01/27	75,000	78,000

		3,156,745

Semiconductors—0.4%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	31,000	33,663
Broadcom, Inc.
2.600%, 02/15/33 (144A) (b)	410,000	381,930
3.469%, 04/15/34	34,000	34,089
3.750%, 02/15/51 (144A)	115,000	109,965
5.000%, 04/15/30	1,170,000	1,333,468

BHFTII-117

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Entegris, Inc.
4.375%, 04/15/28 (144A)	90,000	$92,804
4.625%, 02/10/26 (144A)	75,000	77,625
Intel Corp. 3.100%, 02/15/60	330,000	311,658
Microchip Technology, Inc.
2.670%, 09/01/23 (144A)	715,000	744,624
4.250%, 09/01/25 (144A)	25,000	26,119
NVIDIA Corp. 3.500%, 04/01/40	385,000	414,136
NXP B.V. / NXP Funding LLC
4.300%, 06/18/29 (144A)	116,000	129,738
4.875%, 03/01/24 (144A)	659,000	732,449
5.350%, 03/01/26 (144A)	200,000	233,427
5.550%, 12/01/28 (144A)	165,000	197,674
Qorvo, Inc. 3.375%, 04/01/31 (144A)	50,000	48,995
QUALCOMM, Inc.
4.650%, 05/20/35	32,000	39,050
4.800%, 05/20/45	198,000	248,710

		5,190,124

Software—0.6%
Black Knight InfoServ LLC 3.625%, 09/01/28 (144A)	1,293,000	1,270,515
CDK Global, Inc.
5.250%, 05/15/29 (144A)	211,000	226,365
5.875%, 06/15/26	5,000	5,162
Fair Isaac Corp. 4.000%, 06/15/28 (144A)	87,000	89,223
Fidelity National Information Services, Inc. 2.250%, 03/01/31	725,000	712,324
Fiserv, Inc.
2.250%, 06/01/27	115,000	117,554
3.200%, 07/01/26	390,000	420,942
Microsoft Corp.
2.675%, 06/01/60	42,000	38,554
2.921%, 03/17/52	90,000	88,655
3.041%, 03/17/62	203,000	199,021
MSCI, Inc.
3.625%, 09/01/30 (144A)	5,000	5,084
4.000%, 11/15/29 (144A)	10,000	10,285
5.375%, 05/15/27 (144A)	1,473,000	1,575,373
Open Text Corp. 5.875%, 06/01/26 (144A)	115,000	118,881
Oracle Corp.
2.300%, 03/25/28 (b)	765,000	774,501
2.875%, 03/25/31	450,000	458,070
3.600%, 04/01/40	160,000	160,691
3.850%, 04/01/60	810,000	794,793
3.950%, 03/25/51	200,000	206,173
4.100%, 03/25/61	225,000	232,839
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A)	735,000	782,812

		8,287,817

Telecommunications—0.9%
AT&T, Inc.
3.500%, 02/01/61	565,000	512,677
3.550%, 09/15/55 (144A)	1,039,000	950,796
3.650%, 06/01/51	510,000	493,268
3.650%, 09/15/59 (144A)	26,000	23,766
3.800%, 12/01/57 (144A)	251,000	238,798
Nokia Oyj
4.375%, 06/12/27	720,000	763,200
6.625%, 05/15/39	110,000	135,362
NTT Finance Corp. 1.162%, 04/03/26 (144A) (b)	280,000	276,303
Sprint Corp. 7.125%, 06/15/24	100,000	115,125
T-Mobile USA, Inc.
2.050%, 02/15/28 (144A)	835,000	818,734
3.500%, 04/15/25 (144A)	580,000	625,750
3.875%, 04/15/30 (144A) (b)	715,000	776,032
4.500%, 04/15/50 (144A)	250,000	280,723
Telecom Italia Capital S.A.
6.000%, 09/30/34	45,000	51,037
7.721%, 06/04/38	50,000	66,688
Telefonica Celular del Paraguay S.A. 5.875%, 04/15/27 (144A)	730,000	772,887
Telefonica Emisiones S.A.U. 4.895%, 03/06/48	175,000	198,549
VEON Holdings B.V. 3.375%, 11/25/27 (144A)	435,000	429,780
Verizon Communications, Inc.
2.650%, 11/20/40	270,000	246,740
2.987%, 10/30/56 (144A)	250,000	220,686
3.400%, 03/22/41	1,555,000	1,578,613
3.550%, 03/22/51	790,000	788,891
4.400%, 11/01/34	535,000	611,553
4.500%, 08/10/33	490,000	569,145
4.672%, 03/15/55	175,000	208,338
Vodafone Group plc 6.150%, 02/27/37	375,000	499,769

		12,253,210

Transportation—0.1%
FedEx Corp.
3.300%, 03/15/27	160,000	173,695
4.250%, 05/15/30	315,000	358,473
Union Pacific Corp. 2.973%, 09/16/62 (144A)	485,000	431,821

		963,989

Trucking & Leasing—0.1%
DAE Funding LLC
4.500%, 08/01/22 (144A)	15,000	15,094
5.000%, 08/01/24 (144A)	15,000	15,450
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.700%, 11/01/24 (144A)	455,000	479,021
4.000%, 07/15/25 (144A)	405,000	444,595

		954,160

BHFTII-118

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Water—0.0%
American Water Capital Corp.
2.800%, 05/01/30	160,000	$164,551
4.150%, 06/01/49	205,000	235,857

		400,408

Total Corporate Bonds & Notes (Cost $165,848,791)		171,019,239

Mortgage-Backed Securities—4.8%

Collateralized Mortgage Obligations—2.8%
Adjustable Rate Mortgage Trust
0.609%, 1M LIBOR + 0.500%, 01/25/36 (e)	127,150	125,555
0.649%, 1M LIBOR + 0.540%, 11/25/35 (e)	90,771	91,380
Angel Oak Mortgage Trust LLC
0.990%, 04/25/53 (144A) (e)	912,496	911,864
2.930%, 05/25/59 (144A) (e)	668,846	672,661
3.628%, 03/25/49 (144A) (e)	156,311	159,186
3.920%, 11/25/48 (144A) (e)	510,530	520,397
Arroyo Mortgage Trust 3.347%, 04/25/49 (144A) (e)	984,415	1,005,296
Bear Stearns Adjustable Rate Mortgage Trust 3.221%, 07/25/36 (e)	189,786	182,628
Bear Stearns ALT-A Trust 0.589%, 1M LIBOR + 0.480%, 02/25/36 (e)	413,869	416,576
Bear Stearns Mortgage Funding Trust
0.289%, 1M LIBOR + 0.180%, 10/25/36 (e)	104,965	99,605
0.309%, 1M LIBOR + 0.200%, 02/25/37 (e)	426,733	403,484
Bellemeade Re, Ltd.
1.209%, 1M LIBOR + 1.100%, 07/25/29 (144A) (e)	91,957	91,995
1.509%, 1M LIBOR + 1.400%, 10/25/29 (144A) (e)	420,314	421,155
CIM Trust 3.000%, 04/25/57 (144A) (e)	592,244	603,034
Citigroup Mortgage Loan Trust 2.720%, 07/25/49 (144A) (e)	239,129	243,524
COLT Mortgage Loan Trust
2.579%, 11/25/49 (144A) (e)	446,632	450,601
Connecticut Avenue Securities Trust
2.209%, 1M LIBOR + 2.100%, 06/25/39 (144A) (e)	305,910	306,533
2.259%, 1M LIBOR + 2.150%, 09/25/31 (144A) (e)	215,132	215,637
2.259%, 1M LIBOR + 2.150%, 11/25/39 (144A) (e)	271,056	266,920
Countrywide Alternative Loan Trust
0.559%, 1M LIBOR + 0.450%, 03/01/38 (e)	172,386	145,279
0.649%, 1M LIBOR + 0.540%, 01/25/36 (e)	98,309	97,854
0.909%, 1M LIBOR + 0.800%, 12/25/35 (e)	108,325	88,951
1.609%, 12M MTA + 1.350%, 08/25/35 (e)	206,687	189,270
5.500%, 11/25/35	437,383	337,058
Countrywide Home Loan Mortgage Pass-Through Trust
0.509%, 1M LIBOR + 0.400%, 04/25/46 (e)	244,926	212,952
0.789%, 1M LIBOR + 0.680%, 02/25/35 (e)	90,875	84,205
3.023%, 09/25/47 (e)	281,047	269,864
3.321%, 06/20/35 (e)	7,962	8,255
Credit Suisse Mortgage Capital Certificates Trust 3.250%, 04/25/47 (144A) (e)	397,831	405,952

Collateralized Mortgage Obligations—(Continued)
Credit Suisse Mortgage Trust 1.179%, 02/25/66 (144A) (e)	1,295,000	1,294,998
Deephaven Residential Mortgage Trust
2.453%, 06/25/47 (144A) (e)	49,648	49,785
2.964%, 07/25/59 (144A) (e)	706,795	711,893
3.558%, 04/25/59 (144A) (e)	271,424	272,382
Deutsche ALT-A Securities Mortgage Loan Trust 0.259%, 1M LIBOR + 0.150%, 12/25/36 (e)	268,431	259,511
GreenPoint Mortgage Funding Trust 1.659%, 12M MTA + 1.400%, 10/25/45 (e)	175,155	148,255
GSR Mortgage Loan Trust
0.409%, 1M LIBOR + 0.300%, 01/25/37 (e)	509,766	140,536
3.018%, 01/25/36 (e)	263,939	268,910
6.000%, 07/25/37	165,018	141,936
Home Re, Ltd. 1.709%, 1M LIBOR + 1.600%, 10/25/28 (144A) (e)	204,195	204,582
Homeward Opportunities Fund I Trust 2.702%, 09/25/59 (144A) (e)	242,653	244,089
IndyMac INDX Mortgage Loan Trust 3.116%, 10/25/35 (e)	17,709	16,562
JPMorgan Mortgage Trust 3.253%, 05/25/36 (e)	17,029	15,431
Legacy Mortgage Asset Trust
3.000%, 06/25/59 (144A) (n)	730,965	735,283
3.250%, 11/25/59 (144A) (n)	941,179	951,908
LSTAR Securities Investment, Ltd.
1.815%, 1M LIBOR + 1.700%, 03/02/26 (144A) (c) (d) (e)	1,175,000	1,175,000
1.615%, 1M LIBOR + 1.500%, 04/01/24 (144A) (e)	359,934	359,344
1.615%, 1M LIBOR + 1.500%, 05/01/24 (144A) (e)	846,090	834,874
1.915%, 1M LIBOR + 1.800%, 02/01/26 (144A) (e)	917,770	919,094
MASTR Adjustable Rate Mortgages Trust
2.849%, 09/25/33 (e)	52,394	51,761
3.178%, 11/21/34 (e)	57,963	58,533
Metlife Securitization Trust 3.750%, 03/25/57 (144A) (e)	533,784	559,077
MFA Trust 2.588%, 02/25/57 (144A) (e)	125,917	127,383
Morgan Stanley Mortgage Loan Trust 3.221%, 05/25/36 (e)	172,507	120,982
Mortgage Insurance-Linked Notes 2.009%, 1M LIBOR + 1.900%, 11/26/29 (144A) (e)	771,000	772,072
New Residential Mortgage Loan Trust
0.859%, 1M LIBOR + 0.750%, 01/25/48 (144A) (e)	751,964	754,301
2.492%, 09/25/59 (144A) (e)	310,973	316,001
3.500%, 08/25/59 (144A) (e)	591,740	617,396
3.750%, 11/26/35 (144A) (e)	518,823	549,497
4.000%, 02/25/57 (144A) (e)	917,529	983,924
4.000%, 03/25/57 (144A) (e)	955,046	1,019,155
4.000%, 04/25/57 (144A) (e)	757,599	803,763
4.000%, 05/25/57 (144A) (e)	576,473	613,322
4.000%, 09/25/57 (144A) (e)	805,198	850,736
Oaktown Re III, Ltd. 1.509%, 1M LIBOR + 1.400%, 07/25/29 (144A) (e)	61,246	61,266

BHFTII-119

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
OBX Trust 1.072%, 02/25/66 (144A) (e)	1,240,000	$1,241,557
Preston Ridge Partners Mortgage
2.363%, 11/25/25 (144A) (n)	224,812	225,341
2.857%, 09/25/25 (144A) (n)	816,857	822,691
3.500%, 10/25/24 (144A) (e)	323,851	326,534
Radnor RE, Ltd. 1.309%, 1M LIBOR + 1.200%, 06/25/29 (144A) (e)	79,888	79,873
RALI Series Trust
0.709%, 1M LIBOR + 0.600%, 04/25/36 (e)	573,233	531,561
6.000%, 12/25/35	179,289	179,023
RFMSI Trust 3.183%, 08/25/35 (e)	62,939	38,455
Seasoned Credit Risk Transfer Trust
2.500%, 08/25/59	676,106	696,197
3.500%, 11/25/57	447,955	489,148
3.500%, 03/25/58	1,080,983	1,169,924
3.500%, 07/25/58	1,224,927	1,340,320
3.500%, 08/25/58	239,852	262,624
3.500%, 10/25/58	1,165,428	1,269,060
Starwood Mortgage Residential Trust 1.219%, 05/25/65 (144A) (e)	1,295,000	1,294,975
Structured Adjustable Rate Mortgage Loan Trust 0.409%, 1M LIBOR + 0.300%, 09/25/34 (e)	47,871	45,501
Vcat Asset Securitization LLC 2.115%, 03/27/51 (144A) (n)	260,000	259,998
Verus Securitization Trust
0.918%, 02/25/64 (144A) (e)	750,000	750,417
3.211%, 05/25/59 (144A) (e)	359,360	360,234
VOLT XCIV LLC 2.240%, 02/27/51 (144A) (n)	771,398	770,802
WaMu Mortgage Pass-Through Certificates Trust
1.139%, 12M MTA + 0.880%, 10/25/46 (e)	156,567	146,876
3.141%, 06/25/37 (e)	93,148	89,296
Washington Mutual Mortgage Pass-Through Certificates 0.709%, 1M LIBOR + 0.600%, 07/25/36 (e)	78,769	51,425
Wells Fargo Mortgage-Backed Securities Trust
2.721%, 10/25/36 (e)	77,743	75,088
3.032%, 09/25/36 (e)	73,496	71,397

		38,619,530

Commercial Mortgage-Backed Securities—2.0%
BANK
0.601%, 11/15/62 (e) (f)	4,586,468	199,995
0.647%, 11/15/62 (e) (f)	2,264,983	109,030
0.698%, 12/15/52 (e) (f)	3,657,428	186,782
0.734%, 11/15/50 (e) (f)	8,208,505	327,230
0.800%, 11/15/54 (e) (f)	978,091	41,789
0.837%, 09/15/62 (e) (f)	4,471,417	262,789
0.902%, 05/15/62 (e) (f)	2,903,679	178,846
1.786%, 03/15/63 (e) (f)	5,021,701	685,415
2.036%, 02/15/54	565,000	546,766
Barclays Commercial Mortgage Trust
0.988%, 04/15/53 (e) (f)	1,280,000	105,118
4.970%, 12/15/51 (e)	475,000	524,215

Commercial Mortgage-Backed Securities—(Continued)
Benchmark Mortgage Trust
0.514%, 01/15/51 (e) (f)	2,465,110	68,813
0.514%, 07/15/51 (e) (f)	4,351,426	115,878
1.065%, 08/15/52 (e) (f)	2,045,755	127,691
1.229%, 03/15/62 (e) (f)	6,125,045	471,089
1.523%, 01/15/54 (e) (f)	2,367,947	283,507
1.794%, 07/15/53 (e) (f)	1,329,182	150,527
BX Commercial Mortgage Trust 1.026%, 1M LIBOR + 0.920%, 10/15/36 (144A) (e)	1,138,019	1,138,733
CAMB Commercial Mortgage Trust 2.656%, 1M LIBOR + 2.550%, 12/15/37 (144A) (e)	665,000	664,990
Century Plaza Towers 2.865%, 11/13/39 (144A)	585,000	605,658
Citigroup Commercial Mortgage Trust
0.940%, 07/10/47 (e) (f)	3,563,405	95,611
1.036%, 04/10/48 (e) (f)	3,941,333	141,357
Commercial Mortgage Pass-Through Certificates Mortgage Trust
0.578%, 02/10/47 (e) (f)	2,732,283	38,900
0.655%, 08/10/46 (e) (f)	842,228	11,847
1.006%, 1M LIBOR + 0.900%, 10/15/34 (144A) (e)	1,010,000	1,010,000
1.673%, 10/15/45 (e) (f)	341,408	6,760
2.853%, 10/15/45	178,907	183,471
3.101%, 03/10/46	145,000	149,278
3.213%, 03/10/46	171,029	178,178
3.424%, 03/10/31 (144A)	1,065,000	1,118,668
3.612%, 06/10/46 (e)	260,000	274,710
3.796%, 08/10/47	225,000	244,610
3.961%, 03/10/47	235,125	253,836
4.074%, 02/10/47 (e)	115,000	124,749
4.205%, 08/10/46	100,035	107,669
4.210%, 08/10/46 (e)	175,000	188,079
4.236%, 02/10/47 (e)	190,000	206,152
4.580%, 10/15/45 (144A) (e)	210,000	10,500
4.750%, 10/15/45 (144A) (e)	355,000	181,474
Credit Suisse First Boston Mortgage Securities Corp. 4.877%, 04/15/37	1,243	1,268
CSAIL Commercial Mortgage Trust
0.750%, 06/15/57 (e) (f)	11,866,132	299,161
0.924%, 11/15/48 (e) (f)	806,649	27,365
1.919%, 01/15/49 (e) (f)	1,684,386	119,666
DBJPM Mortgage Trust 1.714%, 09/15/53 (e) (f)	1,012,174	104,275
GS Mortgage Securities Corp. 2.954%, 11/05/34 (144A)	1,200,000	1,213,174
GS Mortgage Securities Trust
0.072%, 07/10/46 (e) (f)	10,618,716	18,935
1.198%, 08/10/44 (144A) (e) (f)	526,943	133
3.674%, 04/10/47 (144A)	235,000	11,750
4.960%, 04/10/47 (144A) (e)	465,000	264,231
JPMBB Commercial Mortgage Securities Trust
0.626%, 09/15/47 (e) (f)	3,255,585	57,857
3.363%, 07/15/45	357,842	372,160
JPMorgan Chase Commercial Mortgage Securities Trust
2.733%, 10/15/45 (144A) (e)	400,000	167,905
2.812%, 01/16/37 (144A)	305,000	313,761
4.419%, 12/15/47 (144A) (e)	130,000	98,190

BHFTII-120

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Bank of America Merrill Lynch Trust
1.001%, 12/15/47 (e) (f)	1,926,842	$56,569
1.017%, 10/15/48 (e) (f)	838,589	29,616
2.918%, 02/15/46	130,000	134,432
3.134%, 12/15/48	480,000	498,143
3.176%, 08/15/45	245,000	250,933
3.766%, 11/15/46	160,061	170,185
4.259%, 10/15/46 (e)	115,000	123,146
Morgan Stanley Capital Trust
1.415%, 06/15/50 (e) (f)	1,673,862	95,336
3.912%, 09/09/32 (144A)	1,140,000	1,227,202
5.261%, 07/15/49 (144A) (e)	265,000	94,893
5.672%, 10/12/52 (144A) (e)	12,137	2,913
MTRO Commercial Mortgage Trust 1.906%, 1M LIBOR + 1.800%, 12/15/33 (144A) (e)	565,000	562,574
Natixis Commercial Mortgage Securities Trust 2.906%, 10/15/36 (144A)	310,000	309,769
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (e)	150,000	147,816
SG Commercial Mortgage Securities Trust 2.632%, 03/15/37 (144A)	1,230,000	1,268,753
UBS Commercial Mortgage Trust 1.060%, 08/15/50 (e) (f)	908,426	45,597
UBS-Barclays Commercial Mortgage Trust
0.956%, 1M LIBOR + 0.850%, 08/15/36 (144A) (e)	1,802,000	1,800,887
1.453%, 02/15/50 (e) (f)	5,461,107	361,484
2.850%, 12/10/45	325,000	334,896
3.091%, 08/10/49	589,315	605,478
3.185%, 03/10/46	240,000	249,200
3.244%, 04/10/46	300,119	312,705
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,105,000	1,135,774
Wells Fargo Commercial Mortgage Trust
0.901%, 09/15/57 (e) (f)	4,951,543	168,308
1.095%, 05/15/48 (e) (f)	2,937,395	101,418
2.918%, 10/15/45	282,311	289,643
2.942%, 10/15/49	890,000	946,545
4.147%, 05/15/48 (e)	80,000	81,378
WF-RBS Commercial Mortgage Trust
1.262%, 03/15/47 (e) (f)	1,523,162	45,194
2.870%, 11/15/45	349,099	358,802
2.875%, 12/15/45	175,000	180,397
3.016%, 11/15/47 (144A)	72,767	4,366
3.071%, 03/15/45	185,000	192,093
3.345%, 05/15/45	100,000	104,317
3.723%, 05/15/47	125,892	131,853
3.995%, 05/15/47	160,281	173,602
4.045%, 03/15/47	40,000	43,255
4.101%, 03/15/47	335,000	364,287
5.000%, 06/15/44 (144A) (e)	105,000	41,403
5.580%, 04/15/45 (144A) (e)	255,000	258,358

		27,694,061

Total Mortgage-Backed Securities (Cost $68,599,078)		66,313,591

Asset-Backed Securities—2.5%
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.3%
AmeriCredit Automobile Receivables Trust 2.580%, 09/18/25	535,000	$555,611
Drive Auto Receivables Trust 2.700%, 02/16/27	465,000	480,360
Exeter Automobile Receivables Trust
2.580%, 09/15/25 (144A)	1,045,000	1,076,686
2.730%, 12/15/25 (144A)	315,000	324,413
Santander Drive Auto Receivables Trust 1.480%, 01/15/27	140,000	140,834
Westlake Automobile Receivables Trust
1.650%, 02/17/26 (144A)	415,000	420,838
2.720%, 11/15/24 (144A)	765,000	788,675

		3,787,417

Asset-Backed - Credit Card—0.0%
Mercury Financial Credit Card Master Trust 1.540%, 03/20/26 (144A)	495,000	495,075

Asset-Backed - Home Equity—0.1%
GSAA Home Equity Trust
0.209%, 1M LIBOR + 0.100%, 12/25/46 (e)	63,937	40,324
0.709%, 1M LIBOR + 0.600%, 03/25/36 (e)	677,602	459,146
5.985%, 06/25/36 (e)	479,657	191,604
Morgan Stanley ABS Capital I, Inc. Trust 0.409%, 1M LIBOR + 0.300%, 06/25/36 (e)	10,027	9,046
Renaissance Home Equity Loan Trust 6.120%, 11/25/36 (n)	244,666	138,709
Soundview Home Loan Trust 0.609%, 1M LIBOR + 0.500%, 11/25/36 (e)	485,000	453,396

		1,292,225

Asset-Backed - Other—2.1%
Affirm Asset Securitization Trust
1.900%, 01/15/25 (144A)	585,132	589,981
3.460%, 10/15/24 (144A)	274,469	278,153
Apex Credit CLO, Ltd. 1.688%, 3M LIBOR + 1.000%, 04/24/29 (144A) (e)	1,315,000	1,315,072
Apollo Aviation Securitization Trust 3.351%, 01/16/40 (144A)	235,797	235,395
Avery Point CLO, Ltd. 1.318%, 3M LIBOR + 1.100%, 04/25/26 (144A) (e)	15,615	15,613
Bayview Koitere Fund Trust
3.500%, 07/28/57 (144A) (e)	753,103	773,484
4.000%, 11/28/53 (144A) (e)	300,987	309,589
Bayview Mortgage Fund Trust 3.500%, 01/28/58 (144A) (e)	517,502	523,129
Bayview Opportunity Master Fund Trust
3.500%, 01/28/55 (144A) (e)	325,865	334,484
3.500%, 06/28/57 (144A) (e)	399,089	408,660
3.500%, 10/28/57 (144A) (e)	700,911	707,090
4.000%, 10/28/64 (144A) (e)	593,749	609,902
BlueMountain CLO, Ltd. Zero Coupon, 3M LIBOR + 1.100%, 04/20/34 (144A) (e)	825,000	825,087
CF Hippolyta LLC 1.990%, 07/15/60 (144A)	262,595	260,332

BHFTII-121

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Cirrus Funding, Ltd. 4.800%, 01/25/37 (144A)	940,000	$980,055
Citigroup Mortgage Loan Trust 3.228%, 11/25/70 (144A) (n)	461,601	463,870
Domino’s Pizza Master Issuer LLC
3.668%, 10/25/49 (144A)	326,700	343,391
4.116%, 07/25/48 (144A)	684,250	719,003
Finance America Mortgage Loan Trust 1.159%, 1M LIBOR + 1.050%, 09/25/33 (e)	53,628	53,420
GMACM Home Equity Loan Trust 0.609%, 1M LIBOR + 0.500%, 10/25/34 (144A) (e)	18,624	17,786
KKR Clo Ltd. 1.241%, 3M LIBOR + 1.000%, 04/15/31 (144A) (e)	1,230,000	1,226,185
Knollwood CDO, Ltd. 3.434%, 3M LIBOR + 3.200%, 01/10/39 (144A) (e)	738,583	74
LCM, Ltd. 1.264%, 3M LIBOR + 1.040%, 10/20/27 (144A) (e)	954,261	954,400
MFA LLC 2.363%, 03/25/60 (144A) (n)	1,295,000	1,296,145
Mill City Mortgage Loan Trust
3.482%, 08/25/58 (144A) (e)	649,440	684,643
3.500%, 04/25/66 (144A) (e)	1,332,851	1,394,602
New Residential Mortgage LLC 3.790%, 07/25/54 (144A)	861,072	861,312
New Residential Mortgage Loan Trust 3.228%, 08/25/60 (144A) (n)	137,291	138,392
NRZ Excess Spread-Collateralized Notes 3.844%, 12/25/25 (144A)	186,434	188,348
Octagon Investment Partners, Ltd. 1.571%, 3M LIBOR + 1.330%, 10/15/32 (144A) (e)	1,230,000	1,231,276
OneMain Financial Issuance Trust 2.370%, 09/14/32 (144A)	145,020	145,252
OZLM, Ltd.
1.233%, 3M LIBOR + 1.010%, 07/17/29 (144A) (e)	319,770	319,429
1.255%, 3M LIBOR + 1.050%, 04/30/27 (144A) (e)	961,137	961,399
Pretium Mortgage Credit Partners LLC 3.721%, 02/27/60 (144A) (n)	221,836	223,762
Sapphire Aviation Finance II, Ltd. 3.228%, 03/15/40 (144A)	221,977	220,275
SoFi Consumer Loan Program LLC 2.500%, 05/26/26 (144A)	3,501	3,507
Sound Point CLO, Ltd. 1.114%, 3M LIBOR + 0.890%, 01/20/28 (144A) (e)	330,027	329,959
Springleaf Funding Trust 2.680%, 07/15/30 (144A)	754,261	756,321
Stanwich Mortgage Loan Trust 3.475%, 11/16/24 (144A) (n)	1,195,031	1,201,829
Summit Issuer LLC 2.290%, 12/20/50 (144A)	320,000	317,520
Symphony CLO, Ltd. 1.184%, 3M LIBOR + 0.950%, 07/14/26 (144A) (e)	837,332	837,366
Towd Point Mortgage Trust
2.750%, 02/25/55 (144A) (e)	34,854	34,994
2.750%, 08/25/55 (144A) (e)	231,393	234,409
2.750%, 10/25/56 (144A) (e)	1,027,820	1,045,364
2.750%, 04/25/57 (144A) (e)	204,638	207,700

Asset-Backed - Other—(Continued)
Towd Point Mortgage Trust
2.750%, 06/25/57 (144A) (e)	695,937	717,595
3.000%, 03/25/54 (144A) (e)	714	714
Venture CLO, Ltd. Zero Coupon, 3M LIBOR + 1.130%, 04/15/34 (144A) (e)	1,300,000	1,300,138
Vericrest Opportunity Loan Trust 2.116%, 04/25/51 (144A) (n)	380,000	380,100
Voya CLO, Ltd. 1.123%, 3M LIBOR + 0.900%, 01/18/29 (144A) (e)	1,610,000	1,610,143
Wendy’s Funding LLC 3.884%, 03/15/48 (144A)	420,863	443,551
Wingstop Funding LLC 2.841%, 12/05/50 (144A)	165,000	167,100

		29,197,300

Total Asset-Backed Securities (Cost $35,123,334)		34,772,017

Foreign Government—1.7%

Banks—0.0%
Banque Centrale de Tunisie International Bond 6.750%, 10/31/23 (144A) (EUR)	405,000	433,386

Sovereign—1.7%
Angolan Government International Bonds
8.000%, 11/26/29	400,000	374,774
8.250%, 05/09/28	205,000	196,370
Argentine Republic Government International Bonds
0.125%, 07/09/35 (n)	425,475	127,009
1.000%, 07/09/29	14,505	5,200
Australia Government Bond 1.750%, 06/21/51 (AUD)	875,000	531,747
Bermuda Government International Bond 2.375%, 08/20/30 (144A)	200,000	195,500
Chile Government International Bonds
1.250%, 01/22/51 (EUR)	1,100,000	1,164,327
2.550%, 01/27/32	275,000	277,117
Croatia Government International Bond 1.500%, 06/17/31 (EUR)	1,025,000	1,265,123
Dominican Republic International Bond 6.400%, 06/05/49 (144A)	1,110,000	1,161,615
Egypt Government International Bonds
7.625%, 05/29/32 (144A)	255,000	260,789
8.500%, 01/31/47	200,000	198,760
Finance Department Government of Sharjah 3.625%, 03/10/33 (144A)	550,000	542,437
Ghana Government International Bond 6.375%, 02/11/27 (144A)	290,000	279,942
Hungary Government International Bond 1.625%, 04/28/32 (EUR)	595,000	746,861
Indonesia Government International Bonds
1.100%, 03/12/33 (EUR)	1,170,000	1,327,593
2.150%, 07/18/24 (EUR)	100,000	124,065
2.625%, 06/14/23 (EUR)	100,000	123,308

BHFTII-122

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Mexico Government International Bonds
1.125%, 01/17/30 (EUR)	200,000	$227,166
1.450%, 10/25/33 (EUR)	1,200,000	1,319,850
3.750%, 04/19/71	200,000	173,500
3.771%, 05/24/61	335,000	296,224
4.500%, 04/22/29	200,000	221,748
4.750%, 04/27/32	700,000	779,450
Morocco Government International Bond 2.000%, 09/30/30 (EUR)	640,000	744,899
North Macedonia Government International Bond 3.675%, 06/03/26 (144A) (EUR)	515,000	661,315
Panama Government International Bonds
2.252%, 09/29/32	660,000	627,337
3.160%, 01/23/30	235,000	244,466
3.870%, 07/23/60	1,170,000	1,156,334
4.300%, 04/29/53	200,000	214,468
Peruvian Government International Bonds
2.392%, 01/23/26	125,000	128,653
2.783%, 01/23/31	655,000	655,138
3.300%, 03/11/41	260,000	253,053
3.550%, 03/10/51	245,000	238,561
Qatar Government International Bonds
3.400%, 04/16/25 (144A)	290,000	315,012
3.750%, 04/16/30 (144A)	490,000	547,575
5.103%, 04/23/48	400,000	505,520
Romanian Government International Bonds
2.625%, 12/02/40 (144A) (EUR)	635,000	737,367
4.625%, 04/03/49 (EUR)	738,000	1,063,957
Saudi Government International Bonds
2.250%, 02/02/33 (144A)	1,240,000	1,167,410
4.500%, 10/26/46	565,000	620,816
Senegal Government International Bonds
4.750%, 03/13/28 (EUR)	245,000	291,621
6.250%, 05/23/33	485,000	483,239
Serbia International Bond 1.650%, 03/03/33 (144A) (EUR)	645,000	733,385

		23,310,601

Total Foreign Government (Cost $24,527,710)		23,743,987

Floating Rate Loans (o)—1.7%

Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.712%, 3M LIBOR + 3.500%, 08/21/26	137,900	132,840
Terrier Media Buyer, Inc. Term Loan, 3.609%, 1M LIBOR + 3.500%, 12/17/26	118,503	117,605

		250,445

Aerospace/Defense—0.0%
TransDigm, Inc. Term Loan E, 2.359%, 1M LIBOR + 2.250%, 05/30/25	146,509	143,695

Agriculture—0.0%
Lorca Finco plc Term Loan B2, 4.250%, EURIBOR + 4.250%, 09/17/27 (EUR)	180,000	211,693

Airlines—0.0%
Kestrel Bidco, Inc. Term Loan B, 4.000%, 6M LIBOR + 3.000%, 12/11/26	99,000	96,174
SkyMiles IP, Ltd. Term Loan B, 4.750%, 3M LIBOR + 3.750%, 10/20/27	100,000	105,169

		201,343

Auto Manufacturers—0.0%
Navistar International Corp. 1st Lien Term Loan B, 3.620%, 1M LIBOR + 3.500%, 11/06/24	97,000	97,158

Auto Parts & Equipment—0.0%
Adient U.S. LLC Term Loan B, 4.380%, 3M LIBOR + 4.250%, 05/06/24	98,250	98,373
Clarios Global L.P.
Term Loan B, 3.250%, EURIBOR + 3.250%, 04/30/26 (EUR)	145,013	169,064
USD Term Loan B, 3.359%, 1M LIBOR + 3.250%, 04/30/26	111,230	110,790

		378,227

Building Materials—0.1%
Cornerstone Building Brands, Inc.
Term Loan, 3.856%, 1M LIBOR + 3.750%, 04/12/25	97,500	97,537
Term Loan B, 04/12/28 (p)	100,000	99,812
Ingersoll-Rand Services Co. Term Loan B, 1.859%, 1M LIBOR + 1.750%, 03/01/27	805,930	797,870
Quikrete Holdings, Inc. 1st Lien Term Loan, 2.609%, 1M LIBOR + 2.500%, 02/01/27	123,438	122,743

		1,117,962

Chemicals—0.1%
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B2, 2.004%, 3M LIBOR + 1.750%, 06/01/24	803,420	800,694

Commercial Services—0.3%
Allied Universal Holdco LLC Term Loan B, 4.359%, 1M LIBOR + 4.250%, 07/10/26	112,216	112,054
APX Group, Inc. Term Loan, 5.109%, 1M LIBOR + 5.000%, 12/31/25	98,009	98,111
AVSC Holding Corp. Term Loan B1, 4.500%, 3M LIBOR + 3.500%, 03/03/25	170,477	152,164
BrightView Landscapes LLC 1st Lien Term Loan B, 2.609%, 1M LIBOR + 2.500%, 08/15/25	212,505	212,107
MPH Acquisition Holdings LLC Term Loan B, 3.750%, 3M LIBOR + 2.750%, 06/07/23	121,435	120,931

BHFTII-123

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (o)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Techem Verwaltungsgesellschaft 675 mbH Term Loan B4, 2.625%, EURIBOR + 2.625%, 07/15/25 (EUR)	49,291	$57,620
Trans Union LLC Term Loan B5, 1.859%, 1M LIBOR + 1.750%, 11/16/26	747,955	743,696
Verisure Holding AB Term Loan B, 3.500%, EURIBOR + 3.500%, 07/20/26 (EUR)	185,000	216,739
Weight Watchers International, Inc. Term Loan B, 5.500%, 1M LIBOR + 4.750%, 11/29/24	81,323	81,661
WEX, Inc.
Term Loan, 03/18/28 (p)	1,030,000	1,028,069
Term Loan B3, 2.359%, 1M LIBOR + 2.250%, 05/15/26	1,201,195	1,198,192

		4,021,344

Computers—0.1%
Cardtronics USA, Inc. Term Loan B, 5.000%, 1M LIBOR + 4.000%, 06/29/27	99,250	99,498
Peraton Holding Corp.
Delayed Draw Term Loan B, 02/01/28 (p)	70,143	70,172
Term Loan B, 02/01/28 (p)	39,856	39,873
Science Applications International Corp.
Term Loan B, 1.984%, 1M LIBOR + 1.875%, 10/31/25	797,959	798,083
Tempo Acquisition LLC Extended Term Loan, 3.750%, 1M LIBOR + 3.250%, 11/02/26	177,974	178,130

		1,185,756

Cosmetics/Personal Care—0.0%
Coty, Inc. Term Loan B, 2.354%, 3M LIBOR + 2.250%, 04/07/25	115,406	111,151
Revlon Consumer Products Corp. Term Loan B, 4.250%, 3M LIBOR + 3.500%, 09/07/23	136,277	67,003
Sunshine Luxembourg ViII S.a.r.l
Term Loan B1, 5.250%, 3M LIBOR + 4.250%, 10/01/26	128,700	128,841
Term Loan B3, 10/01/26 (p)	75,000	75,053

		382,048

Distribution/Wholesale—0.1%
American Builders & Contractors Supply Co., Inc. Term Loan, 2.109%, 1M LIBOR + 2.000%, 01/15/27	805,909	801,023
Univar, Inc. Term Loan B3, 2.359%, 1M LIBOR + 2.250%, 07/01/24	65,933	65,752

		866,775

Diversified Financial Services—0.1%
Blackhawk Network Holdings, Inc. 1st Lien Term Loan, 3.109%, 1M LIBOR + 3.000%, 06/15/25	194,989	192,464
Deerfield Dakota Holding LLC Term Loan B, 4.750%, 1M LIBOR + 3.750%, 04/09/27	218,900	219,447

Diversified Financial Services—(Continued)
Nets Holding A/S Term Loan B1E, 3.250%, EURIBOR + 3.250%, 02/06/25 (EUR)	88,194	103,390

		515,301

Engineering & Construction—0.0%
Brand Energy & Infrastructure Services, Inc. Term Loan, 5.250%, 3M LIBOR + 4.250%, 06/21/24	144,375	142,356

Entertainment—0.0%
Crown Finance U.S. Inc. Term Loan, 3.500%, 6M LIBOR + 2.500%, 02/28/25	80,662	69,057
Delta 2 (LUX) S.a.r.l. Term Loan, 3.500%, 1M LIBOR + 2.500%, 02/01/24	241,686	239,622
Golden Entertainment, Inc. 1st Lien Term Loan, 3.750%, 1M LIBOR + 3.000%, 10/21/24	164,050	162,478

		471,157

Food—0.0%
Froneri International, Ltd. Term Loan, 2.359%, 1M LIBOR + 2.250%, 01/29/27	99,250	98,001
Hostess Brands LLC Term Loan, 3.000%, 3M LIBOR + 2.250%, 08/03/25	105,387	104,983
U.S. Foods, Inc. Term Loan B, 2.109%, 1M LIBOR + 2.000%, 09/13/26	123,125	120,945

		323,929

Food Service—0.0%
Aramark Services, Inc. Term Loan B4, 1.859%, 1M LIBOR + 1.750%, 01/15/27	99,000	97,701

Gas—0.0%
UGI Energy Services, LLC Term Loan B, 3.859%, 1M LIBOR + 3.750%, 08/13/26	147,375	147,697

Healthcare-Products—0.0%
Avantor Funding, Inc. Incremental Term Loan B4, 3.250%, 1M LIBOR + 2.250%, 11/08/27	224,438	224,802
Lifescan Global Corp. 1st Lien Term Loan, 6.238%, 3M LIBOR + 6.000%, 10/01/24	84,250	81,758

		306,560

Healthcare-Services—0.1%
ADMI Corp. Term Loan B2, 3.750%, 1M LIBOR + 3.250%, 12/23/27	125,000	124,045
Envision Healthcare Corp. 1st Lien Term Loan, 3.859%, 1M LIBOR + 3.750%, 10/10/25	112,413	97,159
IQVIA, Inc. Term Loan B1, 03/07/24 (p)	583,309	580,757

BHFTII-124

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (o)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Syneos Health, Inc. Term Loan B, 1.859%, 1M LIBOR + 1.750%, 08/01/24	31,026	$30,936

		832,897

Insurance—0.1%
Acrisure, LLC Term Loan B, 3.703%, 3M LIBOR + 3.500%, 02/13/27	134,660	133,300
Asurion LLC Extended Term Loan, 3.359%, 1M LIBOR + 3.250%, 12/23/26	250,261	248,958
HUB International, Ltd. Term Loan B, 3.215%, 3M LIBOR + 3.000%, 04/25/25	116,700	115,194
Sedgwick Claims Management Services, Inc.
Term Loan B, 3.359%, 1M LIBOR + 3.250%, 12/31/25	97,750	96,490
Term Loan B, 3.859%, 1M LIBOR + 3.750%, 09/03/26	132,638	132,115
USI, Inc. Term Loan, 3.203%, 3M LIBOR + 3.000%, 05/16/24	101,325	100,285

		826,342

Internet—0.1%
Go Daddy Operating Co. LLC
Term Loan B1, 02/15/24 (p)	797,246	792,172
Term Loan B4, 2.193%, 3M LIBOR + 2.000%, 08/10/27	114,138	113,620

		905,792

Leisure Time—0.0%
Hayward Industries, Inc. 1st Lien Term Loan, 3.609%, 1M LIBOR + 3.500%, 08/05/24	106,989	107,083

Lodging—0.0%
Boyd Gaming Corp. Term Loan B3, 2.331%, 1W LIBOR + 2.250%, 09/15/23	127,235	127,134
Caesars Resort Collection LLC
1st Lien Term Loan B, 2.859%, 1M LIBOR + 2.750%, 12/23/24	107,673	106,126
Term Loan B1, 4.609%, 1M LIBOR + 4.500%, 07/21/25	129,350	129,762

		363,022

Machinery-Construction & Mining—0.0%
Brookfield WEC Holdings, Inc. Term Loan, 3.250%, 1M LIBOR + 2.750%, 08/01/25	97,755	97,048

Machinery-Diversified—0.1%
Altra Industrial Motion Corp. Term Loan B, 2.109%, 1M LIBOR + 2.000%, 10/01/25	783,341	780,109
Circor International, Inc. Term Loan B, 4.250%, 1M LIBOR + 3.250%, 12/11/24	84,870	84,039
Gardner Denver, Inc. Term Loan B2, 1.859%, 1M LIBOR + 1.750%, 03/01/27	173,157	171,425
Vertical Midco GmbH Term Loan B, 4.478%, 6M LIBOR + 4.250%, 07/30/27	349,125	350,289

		1,385,862

Media—0.1%
Adevinta ASA Term Loan B, 11/05/28 (EUR) (p)	100,000	117,655
CSC Holdings LLC Term Loan B1, 2.356%, 1M LIBOR + 2.250%, 07/17/25	104,221	102,944
E.W. Scripps Co. (The) Term Loan B3, 3.750%, 1M LIBOR + 3.000%, 01/07/28	99,750	99,572
Gray Television, Inc. Term Loan C, 2.615%, 1M LIBOR + 2.500%, 01/02/26	84,964	84,473
Nexstar Broadcasting, Inc. Term Loan B4, 2.615%, 1M LIBOR + 2.750%, 09/18/26	142,353	141,489
UPC Broadband Holding B.V.
Term Loan B1, 3.606%, 1M LIBOR + 3.500%, 01/31/29	50,000	49,933
Term Loan B2, 3.606%, 1M LIBOR + 3.500%, 01/31/29	50,000	49,933

		645,999

Miscellaneous Manufacturing—0.0%
CTC AcquiCo GmbH Term Loan B1, 2.500%, EURIBOR + 2.500%, 03/07/25 (EUR)	92,993	106,890

Oil & Gas—0.0%
Paragon Offshore Finance Co. Term Loan B, 3M LIBOR, 07/18/21 (c) (d)	587	0
Seadrill Partners Finco LLC 2020 PIK Revolver, 02/21/22 (p)	115	126

		126

Packaging & Containers—0.0%
Flex Acquisition Co., Inc. Term Loan, 4.000%, 1M LIBOR + 3.500%, 02/23/28	84,035	83,155
Proampac PG Borrower LLC Term Loan, 5.000%, 3M LIBOR + 4.000%, 11/03/25	100,000	100,050
Reynolds Group Holdings, Inc. Term Loan, 2.859%, 1M LIBOR + 2.750%, 02/05/23	94,348	94,193

		277,398

Pharmaceuticals—0.1%
Bausch Health Companies, Inc. Term Loan B, 3.109%, 1M LIBOR + 3.000%, 06/02/25	123,991	123,717
Change Healthcare Holdings LLC
Term Loan B, 3.500%, 3M LIBOR + 2.500%, 03/01/24	119,866	119,851
Elanco Animal Health, Inc. Term Loan B, 1.865%, 1M LIBOR + 1.750%, 08/01/27	800,294	790,791
Endo Luxembourg Finance Co. I S.a.r.l.
Term Loan, 03/10/28 (p)	65,000	64,513
Term Loan B, 5.000%, 3M LIBOR + 4.250%, 04/29/24	99,561	99,660
Gainwell Acquisition Corp. Term Loan B, 10/01/27 (p)	100,000	99,750
Horizon Therapeutics USA, Inc. Term Loan B, 02/26/28 (p)	100,000	99,833
Pathway Vet Alliance LLC Term Loan, 3.859%, 1M LIBOR + 3.750%, 03/31/27	247,598	246,869

		1,644,984

BHFTII-125

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (o)—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—0.0%
VICI Properties 1 LLC Term Loan B, 1.861%, 1M LIBOR + 1.750%, 12/20/24	195,455	$193,459

Retail—0.1%
1011778 B.C. Unlimited Liability Co. Term Loan B4, 1.859%, 1M LIBOR + 1.750%, 11/19/26	807,251	794,205
Great Outdoors Group LLC Term Loan B, 03/06/28 (p)	130,000	130,217
Harbor Freight Tools USA, Inc. Term Loan B, 3.750%, 1M LIBOR + 3.250%, 10/19/27	114,274	114,338
IRB Holding Corp. Incremental Term Loan, 4.250%, 3M LIBOR + 3.250%, 12/15/27	100,000	99,902
KFC Holding Co. Term Loan B, 03/15/28 (p)	90,034	90,155
LBM Acquisition LLC
2nd Lien Term Loan, 12/17/27 (p)	18,182	18,125
Term Loan B, 12/17/27 (p)	81,818	81,562
PetSmart, Inc. Term Loan B, 4.500%, 3M LIBOR + 3.750%, 02/12/28	100,000	99,958
Staples, Inc. Term Loan, 5.205%, 3M LIBOR + 5.000%, 04/16/26	126,128	123,409
White Cap Buyer LLC Term Loan B, 4.500%, 6M LIBOR + 4.000%, 10/19/27	104,738	104,665

		1,656,536

Software—0.2%
DCert Buyer, Inc. Term Loan B, 4.109%, 1M LIBOR + 4.000%, 10/16/26	208,648	208,465
Dun & Bradstreet Corp. (The) Term Loan, 3.359%, 1M LIBOR + 3.250%, 02/06/26	297,754	296,591
Finastra USA, Inc. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.500%, 06/13/24	114,506	112,389
RealPage, Inc. Term Loan, 02/17/28 (p)	100,000	99,646
SS&C Technologies, Inc.
Term Loan B3, 1.859%, 1M LIBOR + 1.750%, 04/16/25	320,880	318,072
Term Loan B4, 1.859%, 1M LIBOR + 1.750%, 04/16/25	239,586	237,505
Term Loan B5, 1.859%, 1M LIBOR + 1.750%, 04/16/25	296,379	293,820
Ultimate Software Group, Inc. (The) Incremental Term Loan, 4.000%, 3M LIBOR + 3.250%, 05/04/26	184,076	184,205
Zelis Healthcare Corp. Term Loan, 3.615%, 1M LIBOR + 3.500%, 09/30/26	223,191	222,473

		1,973,166

Telecommunications—0.0%
Altice France S.A. Term Loan B12, 3.794%, 1M LIBOR + 3.687%, 01/31/26	96,750	96,049
CenturyLink, Inc. Term Loan B, 2.359%, 1M LIBOR + 2.250%, 03/15/27	98,750	97,739

Telecommunications—(Continued)
Telenet Financing USD LLC Term Loan AR, 2.106%, 1M LIBOR + 2.000%, 04/30/28	100,000	98,883

		292,671

Total Floating Rate Loans (Cost $23,093,780)		22,971,116

Municipals—0.7%
Chicago Board of Education, General Obligation Unlimited, Build America Bonds
6.038%, 12/01/29	85,000	97,401
6.138%, 12/01/39	325,000	371,183
6.319%, 11/01/29	345,000	403,609
Chicago Transit Authority Transfer Tax Receipts Revenue 3.912%, 12/01/40	170,000	180,494
Metropolitan Transportation Authority
4.750%, 11/15/45	505,000	593,152
5.175%, 11/15/49	1,390,000	1,721,782
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	357,000	510,689
New York Transportation Development Corp 4.248%, 09/01/35	1,405,000	1,538,418
Philadelphia, Authority for Industrial Development 6.550%, 10/15/28	1,235,000	1,515,993
State Board of Administration Finance Corp. 1.258%, 07/01/25	975,000	984,044
State of California General Obligation Unlimited, Build America Bond 7.300%, 10/01/39	360,000	548,850
State of Connecticut 3.000%, 07/01/21	40,000	40,261
State of Illinois
4.950%, 06/01/23	631,091	654,785
5.000%, 01/01/23	70,000	73,683
5.947%, 04/01/22	220,000	230,958

Total Municipals (Cost $8,741,588)		9,465,302

Short-Term Investment—2.3%

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $31,098,366; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/26, with a market value of $31,720,399.	31,098,366	31,098,366

Total Short-Term Investments (Cost $31,098,366)		31,098,366

BHFTII-126

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (q)—3.0%

Security Description	Principal Amount*	Value

Certificates of Deposit—0.2%
China Construction Bank Corp. 0.100%, 04/01/21	1,000,000	$999,998
Toronto-Dominion Bank 0.368%, 3M LIBOR + 0.130%, 07/02/21 (e)	2,000,000	2,000,728

		3,000,726

Repurchase Agreements—2.4%
BMO Capital Markets Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/01/21 with a maturity value of $6,300,044; collateralized by various Common Stock with an aggregate market value of $6,930,123.	6,300,000	6,300,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $2,100,004; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $2,142,001.	2,100,000	2,100,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $600,003; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $612,002.	600,000	600,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $4,885,635; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $4,983,348.	4,885,635	4,885,635
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $1,800,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,990,873.	1,800,000	1,800,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $2,300,105; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $2,543,893.	2,300,000	2,300,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $600,029; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $665,822.	600,000	600,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $7,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $7,140,001.	7,000,000	7,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $2,000,009; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $2,219,834.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $5,000,026; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $5,549,584.	5,000,000	5,000,000

		32,585,635

Time Deposits—0.2%
ABN AMRO Bank NV
0.070%, 04/01/21	1,000,000	1,000,000
DZ Bank AG 0.020%, 04/01/21	1,000,000	1,000,000
Svenska NY 0.020%, 04/01/21	1,000,000	1,000,000

		3,000,000

Mutual Funds — 0.2%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (r)	2,000,000	2,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (r)	200,000	200,000

		2,200,000

Total Securities Lending Reinvestments (Cost $40,785,635)		40,786,361

Total Purchased Options—0.0% (s) (Cost $484,239)		621,969
Total Investments—119.3% (Cost $1,432,065,081)		1,644,729,153
Other assets and liabilities (net)—(19.3)%		(266,421,519)

Net Assets—100.0%		$1,378,307,634

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2021, the market value of restricted securities was $12,587, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $42,605,574 and the collateral received consisted of cash in the amount of $40,785,635 and non-cash collateral with a value of $2,861,799. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

BHFTII-127

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 0.1% of net assets.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	Interest only security.
(g)	Principal only security.
(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(i)	All or a portion of the security was pledged as collateral against open OTC Swap contracts. As of March 31, 2021, the market value of securities pledged was $1,486,301.
(j)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2021, the market value of securities pledged was $1,703,249.
(k)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2021, the market value of securities pledged was $3,412,768.
(l)	Principal amount of security is adjusted for inflation.
(m)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(n)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(o)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(p)	This loan will settle after March 31, 2021, at which time the interest rate will be determined.
(q)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(r)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(s)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $135,076,422, which is 9.8% of net assets.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Foresight Energy LLC	06/30/20	1,359	$18,413	$12,587

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Ginnie Mae II 30 Yr. Pool	2.000%	TBA	(8,610,000)	$(8,654,454)	$(8,679,284)
Uniform Mortgage-Backed Securities 30 Yr. Pool	3.500%	TBA	(226,000)	(239,109)	(238,739)
Uniform Mortgage-Backed Securities 30 Yr. Pool	5.000%	TBA	(4,076,000)	(4,517,878)	(4,515,523)

Totals				$(13,411,441)	$(13,433,546)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ILS	58,000	GSI	06/16/21	USD	17,635	$(267)

Contracts to Deliver
AUD	856,000	TDB	06/16/21	USD	659,415	9,040
EUR	974,334	UBSA	04/30/21	USD	1,150,950	7,780
EUR	197,000	ANZ	06/16/21	USD	235,041	3,673
EUR	116,000	ANZ	06/16/21	USD	138,605	2,368
EUR	107,000	BBP	06/16/21	USD	127,954	2,287
EUR	634,000	CIBC	06/16/21	USD	751,144	6,539
EUR	229,000	CBNA	06/16/21	USD	273,132	4,182
EUR	95,000	CA	06/16/21	USD	112,162	589
EUR	8,757,000	MSIP	06/16/21	USD	10,444,308	159,598
EUR	105,000	SSBT	06/16/21	USD	124,787	1,469
ILS	58,000	MSIP	06/16/21	USD	17,481	114
MXN	10,375,000	GSI	06/10/21	USD	511,184	7,181

Net Unrealized Appreciation						$204,553

BHFTII-128

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-OAT Futures	06/08/21	32	EUR	5,182,400	$7,636
U.S. Treasury Note 2 Year Futures	06/30/21	78	USD	17,216,672	(12,221)
U.S. Treasury Note 5 Year Futures	06/30/21	74	USD	9,131,484	(23,261)

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	06/15/21	(30)	AUD	(4,143,431)	(163)
Euro-BTP Futures	06/08/21	(37)	EUR	(5,524,470)	(14,310)
Euro-Bund 10 Year Futures	06/08/21	(39)	EUR	(6,679,920)	(11,577)
Euro-Buxl 30 Year Bond Futures	06/08/21	(10)	EUR	(2,060,400)	13,302
U.S. Treasury Long Bond Futures	06/21/21	(28)	USD	(4,328,625)	103,062
U.S. Treasury Note 10 Year Futures	06/21/21	(90)	USD	(11,784,375)	99,242
U.S. Treasury Note Ultra 10 Year Futures	06/21/21	(282)	USD	(40,519,875)	1,123,832
U.S. Treasury Ultra Long Bond Futures	06/21/21	(20)	USD	(3,624,375)	105,439
United Kingdom Long Gilt Bond Futures	06/28/21	(18)	GBP	(2,296,620)	27,041

Net Unrealized Appreciation					$1,418,022

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation
Put - OTC - 5 Year IRS	2.200%	BOA	3M LIBOR	Receive	03/14/22	27,910,000	USD	27,910,000	$484,239	$621,969	$137,730

Written Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Depreciation
Put - OTC - 5 Year IRS	1.500%	BOA	3M LIBOR	Pay	03/14/22	(27,910,000)	USD	(27,910,000)	$(279,100)	$(368,845)	$(89,745)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Received	Unrealized Appreciation
Receive	12M SOFR	Annually	0.075%	Annually	08/12/25	USD	3,475,000	$87,796	$(354)	$88,150

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.35.V1	1.000%	Quarterly	06/20/26	1.858%	USD	13,345,000	$(558,528)	$(506,313)	$(52,215)
CDX.NA.IG.36.V1	1.000%	Quarterly	06/20/26	0.540%	USD	990,000	23,144	21,783	1,361

Totals							$(535,384)	$(484,530)	$(50,854)

BHFTII-129

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Centrally Cleared Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Brazil Government International Bond 4.250%, due 01/07/25	1.000%	Quarterly	06/20/26	2.242%	USD	685,000	$(40,964)	$(36,868)	$(4,096)
Russian Federal Bond - OFZ 7.500%, due 03/31/30	1.000%	Quarterly	06/20/26	1.114%	USD	650,000	(3,709)	1,230	(4,939)

Totals							$(44,673)	$(35,638)	$(9,035)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.06-2	(0.110%)	Monthly	05/25/46	JPMC	54.997%	USD	103,499	$9,315	$14,205	$(4,890)
PRIMEX.ARM.2 (e)	(4.580%)	Monthly	12/25/37	MSIP	0.000%	USD	168,474	—	(353)	353

Totals								$9,315	$13,852	$(4,537)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Depreciation
ABX.HE.PEN.AAA.06-2	0.110%	Monthly	05/25/46	BBP	54.997%	USD	103,499	$(9,315)	$(2,787)	$(6,528)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	CSI	18.746%	USD	530,911	(189,280)	(150,746)	(38,534)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	GSI	18.746%	USD	232,635	(82,939)	(57,355)	(25,584)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	GSI	18.746%	USD	559,869	(199,605)	(175,210)	(24,395)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	MSIP	18.746%	USD	1,244,262	(443,604)	(353,294)	(90,310)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CSI	25.953%	USD	185,000	(49,929)	(26,509)	(23,420)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	DBAG	25.953%	USD	170,000	(45,881)	(25,789)	(20,092)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	25.953%	USD	660,000	(178,126)	(74,951)	(103,175)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	25.953%	USD	90,000	(24,290)	(8,031)	(16,259)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	25.953%	USD	830,000	(224,007)	(124,759)	(99,248)
PRIMEX.ARM.2 (e)	4.580%	Monthly	12/25/37	JPMC	0.000%	USD	168,474	—	4,900	(4,900)

Totals								$(1,446,976)	$(994,531)	$(452,445)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(e)	Significant unobservable inputs were used in the valuation of this position; i.e. Level 3.

BHFTII-130

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(BBP)—	Barclays Bank plc
(BOA)—	Bank of America N.A.
(CA)—	Credit Agricole Corporate and Investment Bank
(CBNA)—	Citibank N.A.
(CIBC)—	Canadian Imperial Bank of Commerce
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(SSBT)—	State Street Bank and Trust Co.
(TDB)—	Toronto Dominion Bank
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(ILS)—	Israeli Shekel
(MXN)—	Mexican Peso
(USD)—	United States Dollar

Index Abbreviations

(ABX.HE.PEN.AAA)—	Markit Asset-Backed Home Equity Penultimate AAA Rated Index
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(EURIBOR)—	Euro InterBank Offered Rate
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIMEX.ARM)—	Markit PrimeX Adjustable Rate Mortgage Index
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(IRS)—	Interest Rate Swap

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$19,622,910	$—	$—	$19,622,910
Air Freight & Logistics	4,532,426	—	—	4,532,426
Airlines	2,253,875	—	—	2,253,875
Automobiles	6,549,054	—	—	6,549,054
Banks	23,499,521	—	—	23,499,521
Beverages	18,462,174	—	—	18,462,174
Biotechnology	16,930,346	—	—	16,930,346
Building Products	7,314,507	—	—	7,314,507
Capital Markets	40,984,467	—	—	40,984,467
Chemicals	21,897,601	—	—	21,897,601
Commercial Services & Supplies	3,347,424	—	—	3,347,424
Construction & Engineering	604,361	—	—	604,361
Consumer Finance	4,586,565	—	—	4,586,565
Containers & Packaging	1,460,494	—	—	1,460,494
Diversified Consumer Services	773,514	—	—	773,514

BHFTII-131

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Diversified Financial Services	$6,116,254	$—	$—	$6,116,254
Electric Utilities	24,076,611	—	—	24,076,611
Energy Equipment & Services	2,080,633	—	—	2,080,633
Entertainment	14,613,631	—	—	14,613,631
Equity Real Estate Investment Trusts	17,534,003	—	—	17,534,003
Food & Staples Retailing	19,149,808	—	—	19,149,808
Food Products	8,419,014	—	—	8,419,014
Health Care Equipment & Supplies	31,352,187	—	—	31,352,187
Health Care Providers & Services	24,839,008	—	—	24,839,008
Hotels, Restaurants & Leisure	15,259,131	—	—	15,259,131
Household Durables	2,933,747	—	—	2,933,747
Household Products	7,514,063	—	—	7,514,063
Industrial Conglomerates	5,848,660	—	—	5,848,660
Insurance	29,982,998	—	—	29,982,998
Interactive Media & Services	70,391,374	—	—	70,391,374
Internet & Direct Marketing Retail	44,227,083	—	—	44,227,083
IT Services	44,541,088	—	—	44,541,088
Life Sciences Tools & Services	12,760,980	—	—	12,760,980
Machinery	20,112,664	—	—	20,112,664
Media	23,526,715	—	—	23,526,715
Metals & Mining	—	12,587	—	12,587
Oil, Gas & Consumable Fuels	23,636,247	—	—	23,636,247
Personal Products	7,619,688	—	—	7,619,688
Pharmaceuticals	36,676,356	—	—	36,676,356
Professional Services	10,177,182	—	—	10,177,182
Road & Rail	5,753,597	—	—	5,753,597
Semiconductors & Semiconductor Equipment	47,191,869	—	—	47,191,869
Software	65,916,557	—	—	65,916,557
Specialty Retail	16,799,641	—	—	16,799,641
Technology Hardware, Storage & Peripherals	33,218,448	—	—	33,218,448
Textiles, Apparel & Luxury Goods	8,020,393	—	—	8,020,393
Trading Companies & Distributors	917,893	—	—	917,893
Wireless Telecommunication Services	3,628,774	—	—	3,628,774
Total Common Stocks	857,655,536	12,587	—	857,668,123
Total U.S. Treasury & Government Agencies*	—	386,269,082	—	386,269,082
Corporate Bonds & Notes
Advertising	—	34,956	—	34,956
Aerospace/Defense	—	2,543,816	—	2,543,816
Agriculture	—	3,687,755	—	3,687,755
Apparel	—	503,994	—	503,994
Auto Manufacturers	—	710,306	—	710,306
Banks	—	28,473,720	0	28,473,720
Beverages	—	4,138,616	—	4,138,616
Biotechnology	—	2,853,000	—	2,853,000
Building Materials	—	1,112,655	—	1,112,655
Chemicals	—	951,601	—	951,601
Commercial Services	—	6,191,359	—	6,191,359
Computers	—	4,233,802	—	4,233,802
Diversified Financial Services	—	4,187,143	—	4,187,143
Electric	—	14,891,080	—	14,891,080
Electronics	—	132,600	—	132,600
Energy-Alternate Sources	—	269,757	—	269,757
Engineering & Construction	—	908,515	—	908,515
Entertainment	—	863,246	—	863,246
Environmental Control	—	1,490,776	—	1,490,776
Food	—	2,309,389	—	2,309,389
Food Service	—	62,265	—	62,265
Forest Products & Paper	—	1,050,225	—	1,050,225

BHFTII-132

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Gas	$—	$1,140,150	$—	$1,140,150
Healthcare-Products	—	2,203,305	—	2,203,305
Healthcare-Services	—	4,129,522	—	4,129,522
Home Builders	—	825,017	—	825,017
Insurance	—	5,011,941	—	5,011,941
Internet	—	3,476,665	—	3,476,665
Iron/Steel	—	1,222,540	—	1,222,540
Lodging	—	229,390	—	229,390
Machinery-Construction & Mining	—	41,113	—	41,113
Machinery-Diversified	—	513,670	—	513,670
Media	—	9,879,003	—	9,879,003
Mining	—	648,713	—	648,713
Miscellaneous Manufacturing	—	324,829	—	324,829
Multi-National	—	509,991	—	509,991
Office/Business Equipment	—	1,406,981	—	1,406,981
Oil & Gas	—	5,028,741	—	5,028,741
Oil & Gas Services	—	1,249,722	—	1,249,722
Packaging & Containers	—	1,287,600	—	1,287,600
Pharmaceuticals	—	7,306,808	—	7,306,808
Pipelines	—	6,322,019	—	6,322,019
Real Estate Investment Trusts	—	5,454,490	—	5,454,490
Retail	—	3,156,745	—	3,156,745
Semiconductors	—	5,190,124	—	5,190,124
Software	—	8,287,817	—	8,287,817
Telecommunications	—	12,253,210	—	12,253,210
Transportation	—	963,989	—	963,989
Trucking & Leasing	—	954,160	—	954,160
Water	—	400,408	—	400,408
Total Corporate Bonds & Notes	—	171,019,239	0	171,019,239
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	37,444,530	1,175,000	38,619,530
Commercial Mortgage-Backed Securities	—	27,694,061	—	27,694,061
Total Mortgage-Backed Securities	—	65,138,591	1,175,000	66,313,591
Total Asset-Backed Securities*	—	34,772,017	—	34,772,017
Total Foreign Government*	—	23,743,987	—	23,743,987
Floating Rate Loans
Advertising	—	250,445	—	250,445
Aerospace/Defense	—	143,695	—	143,695
Agriculture	—	211,693	—	211,693
Airlines	—	201,343	—	201,343
Auto Manufacturers	—	97,158	—	97,158
Auto Parts & Equipment	—	378,227	—	378,227
Building Materials	—	1,117,962	—	1,117,962
Chemicals	—	800,694	—	800,694
Commercial Services	—	4,021,344	—	4,021,344
Computers	—	1,185,756	—	1,185,756
Cosmetics/Personal Care	—	382,048	—	382,048
Distribution/Wholesale	—	866,775	—	866,775
Diversified Financial Services	—	515,301	—	515,301
Engineering & Construction	—	142,356	—	142,356
Entertainment	—	471,157	—	471,157
Food	—	323,929	—	323,929
Food Service	—	97,701	—	97,701
Gas	—	147,697	—	147,697
Healthcare-Products	—	306,560	—	306,560
Healthcare-Services	—	832,897	—	832,897
Insurance	—	826,342	—	826,342

BHFTII-133

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet	$—	$905,792	$—	$905,792
Leisure Time	—	107,083	—	107,083
Lodging	—	363,022	—	363,022
Machinery-Construction & Mining	—	97,048	—	97,048
Machinery-Diversified	—	1,385,862	—	1,385,862
Media	—	645,999	—	645,999
Miscellaneous Manufacturing	—	106,890	—	106,890
Oil & Gas	—	126	0	126
Packaging & Containers	—	277,398	—	277,398
Pharmaceuticals	—	1,644,984	—	1,644,984
Real Estate Investment Trusts	—	193,459	—	193,459
Retail	—	1,656,536	—	1,656,536
Software	—	1,973,166	—	1,973,166
Telecommunications	—	292,671	—	292,671
Total Floating Rate Loans	—	22,971,116	0	22,971,116
Total Municipals*	—	9,465,302	—	9,465,302
Total Short-Term Investment*	—	31,098,366	—	31,098,366
Securities Lending Reinvestments
Certificates of Deposit	—	3,000,726	—	3,000,726
Repurchase Agreements	—	32,585,635	—	32,585,635
Time Deposits	—	3,000,000	—	3,000,000
Mutual Funds	2,200,000	—	—	2,200,000
Total Securities Lending Reinvestments	2,200,000	38,586,361	—	40,786,361
Total Purchased Options at Value	$—	$621,969	$—	$621,969
Total Investments	$859,855,536	$783,698,617	$1,175,000	$1,644,729,153

Collateral for Securities Loaned (Liability)	$—	$(40,785,635)	$—	$(40,785,635)
TBA Forward Sales Commitments	$—	$(13,433,546)	$—	$(13,433,546)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$204,820	$—	$204,820
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(267)	—	(267)
Total Forward Contracts	$—	$204,553	$—	$204,553
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,479,554	$—	$—	$1,479,554
Futures Contracts (Unrealized Depreciation)	(61,532)	—	—	(61,532)
Total Futures Contracts	$1,418,022	$—	$—	$1,418,022
Total Written Options at Value	$—	$(368,845)	$—	$(368,845)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$89,511	$—	$89,511
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(61,250)	—	(61,250)
Total Centrally Cleared Swap Contracts	$—	$28,261	$—	$28,261
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$9,315	$0	$9,315
OTC Swap Contracts at Value (Liabilities)	—	(1,446,976)	—	(1,446,976)
Total OTC Swap Contracts	$—	$(1,437,661)	$0	$(1,437,661)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

BHFTII-134

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—8.7%
General Dynamics Corp.	504,234	$91,548,725
Lockheed Martin Corp.	200,844	74,211,858
Northrop Grumman Corp.	354,256	114,651,412
Raytheon Technologies Corp.	854,323	66,013,538

		346,425,533

Air Freight & Logistics—2.2%
United Parcel Service, Inc. - Class B	516,982	87,881,770

Banks—1.6%
PNC Financial Services Group, Inc. (The)	371,565	65,176,217

Beverages—7.8%
Coca-Cola Co. (The)	2,452,469	129,269,641
Diageo plc	2,293,742	94,332,183
PepsiCo, Inc.	623,815	88,238,632

		311,840,456

Biotechnology—1.4%
Amgen, Inc.	229,052	56,990,428

Chemicals—5.2%
Ecolab, Inc. (a)	431,813	92,438,209
Linde plc	404,580	113,339,041

		205,777,250

Consumer Finance—3.8%
American Express Co. (a)	1,081,832	153,014,318

Equity Real Estate Investment Trusts—3.3%
American Tower Corp.	238,394	56,990,470
Public Storage (a)	309,507	76,373,947

		133,364,417

Food & Staples Retailing—1.3%
Costco Wholesale Corp.	146,887	51,774,730

Health Care Equipment & Supplies—8.1%
Baxter International, Inc.	1,212,218	102,238,466
Danaher Corp.	276,158	62,157,643
Medtronic plc	1,015,374	119,946,131
Stryker Corp. (a)	155,682	37,921,021

		322,263,261

Health Care Providers & Services—4.0%
UnitedHealth Group, Inc.	426,597	158,723,946

Hotels, Restaurants & Leisure—3.5%
McDonald’s Corp.	623,889	139,838,480

Household Products—5.6%
Colgate-Palmolive Co.	1,379,092	108,713,822
Procter & Gamble Co. (The)	859,264	116,370,124

		225,083,946

Industrial Conglomerates—2.9%
Honeywell International, Inc.	523,019	113,531,734

Insurance—5.0%
Chubb, Ltd.	622,426	98,324,635
Marsh & McLennan Cos., Inc.	842,536	102,620,885

		200,945,520

IT Services—6.4%
Accenture plc - Class A	350,109	96,717,611
Automatic Data Processing, Inc. (a)	379,872	71,594,476
Visa, Inc. - A Shares (a)	409,522	86,708,093

		255,020,180

Machinery—2.0%
Deere & Co.	212,557	79,526,076

Media—1.9%
Comcast Corp. - Class A	1,400,381	75,774,616

Pharmaceuticals—7.6%
Johnson & Johnson	892,360	146,659,366
Merck & Co., Inc.	1,128,878	87,025,205
Pfizer, Inc.	1,931,373	69,973,644

		303,658,215

Road & Rail—5.7%
Canadian National Railway Co.	883,285	102,505,200
Union Pacific Corp.	567,260	125,029,776

		227,534,976

Software—2.8%
Microsoft Corp.	468,661	110,496,204

Specialty Retail—5.2%
Home Depot, Inc. (The) (a)	295,978	90,347,285
TJX Cos., Inc. (The)	1,777,601	117,588,306

		207,935,591

Textiles, Apparel & Luxury Goods—2.7%
NIKE, Inc. - Class B	798,269	106,081,967

Total Common Stocks (Cost $2,659,905,618)		3,938,659,831

Escrow Shares—0.0%

Forest Products & Paper—0.0%
Sino-Forest Corp. (b) (c) (d) (Cost $0)	5,844,000	0

BHFTII-135

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Short-Term Investment—1.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $50,380,952; collateralized by U.S. Treasury Note at 1.625%, maturing 02/15/26, with a market value of $51,388,629.	50,380,952	$50,380,952

Total Short-Term Investments (Cost $50,380,952)		50,380,952

Securities Lending Reinvestments (e)—1.4%

Certificates of Deposit—0.3%
Mitsubishi UFJ Trust International Ltd.
Zero Coupon, 05/05/21	2,998,443	2,999,580
Zero Coupon, 05/10/21	1,998,803	1,999,680
Skandinaviska Enskilda Banken AB 0.250%, 05/17/21	3,000,000	3,000,429
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	4,992,470	4,999,150

		12,998,839

Commercial Paper—0.1%
Sheffield Receivable 0.220%, 04/06/21	2,998,350	2,999,904

Repurchase Agreements—0.8%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $3,000,128; collateralized by various Common Stock with an aggregate market value of $3,333,394.	3,000,000	3,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $5,000,003; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $1,500,613; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $15,006,125; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $16,033,354.	15,000,000	15,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $100,000; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $102,000.	100,000	100,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $31,888; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $32,526.	31,888	31,888
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $5,816,899; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $5,933,237.	5,816,899	5,816,899
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $2,200,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $2,433,289.	2,200,000	2,200,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $200,009; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $221,208.	200,000	200,000

		32,848,787

Time Deposits—0.2%
ABN AMRO Bank NV 0.070%, 04/01/21	2,000,000	2,000,000
DZ Bank AG 0.020%, 04/01/21	2,000,000	2,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	2,000,000	2,000,000
Svenska NY 0.020%, 04/01/21	2,000,000	2,000,000

		8,000,000

Total Securities Lending Reinvestments (Cost $56,845,877)		56,847,530

Total Investments—101.4% (Cost $2,767,132,447)		4,045,888,313
Other assets and liabilities (net)—(1.4)%		(55,086,386)

Net Assets—100.0%		$3,990,801,927

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $55,693,764 and the collateral received consisted of cash in the amount of $56,836,853. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent less than 0.05% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.

BHFTII-136

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$346,425,533	$—	$—	$346,425,533
Air Freight & Logistics	87,881,770	—	—	87,881,770
Banks	65,176,217	—	—	65,176,217
Beverages	217,508,273	94,332,183	—	311,840,456
Biotechnology	56,990,428	—	—	56,990,428
Chemicals	205,777,250	—	—	205,777,250
Consumer Finance	153,014,318	—	—	153,014,318
Equity Real Estate Investment Trusts	133,364,417	—	—	133,364,417
Food & Staples Retailing	51,774,730	—	—	51,774,730
Health Care Equipment & Supplies	322,263,261	—	—	322,263,261
Health Care Providers & Services	158,723,946	—	—	158,723,946
Hotels, Restaurants & Leisure	139,838,480	—	—	139,838,480
Household Products	225,083,946	—	—	225,083,946
Industrial Conglomerates	113,531,734	—	—	113,531,734
Insurance	200,945,520	—	—	200,945,520
IT Services	255,020,180	—	—	255,020,180
Machinery	79,526,076	—	—	79,526,076
Media	75,774,616	—	—	75,774,616
Pharmaceuticals	303,658,215	—	—	303,658,215
Road & Rail	227,534,976	—	—	227,534,976
Software	110,496,204	—	—	110,496,204
Specialty Retail	207,935,591	—	—	207,935,591
Textiles, Apparel & Luxury Goods	106,081,967	—	—	106,081,967
Total Common Stocks	3,844,327,648	94,332,183	—	3,938,659,831
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	50,380,952	—	50,380,952
Total Securities Lending Reinvestments*	—	56,847,530	—	56,847,530
Total Investments	$3,844,327,648	$201,560,665	$0	$4,045,888,313

Collateral for Securities Loaned (Liability)	$—	$(56,836,853)	$—	$(56,836,853)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

BHFTII-137

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Auto Components—0.6%
BorgWarner, Inc. (a)	191,430	$8,874,695

Banks—2.8%
SVB Financial Group (b)	79,508	39,249,919

Biotechnology—4.6%
BioMarin Pharmaceutical, Inc. (a) (b)	77,248	5,832,996
Exact Sciences Corp. (a) (b)	134,881	17,774,618
Incyte Corp. (a) (b)	121,422	9,867,966
Moderna, Inc. (a) (b)	126,200	16,525,890
Natera, Inc. (b)	73,554	7,468,673
Seagen, Inc. (b)	51,860	7,201,280

		64,671,423

Building Products—0.7%
Builders FirstSource, Inc. (b)	209,823	9,729,493

Capital Markets—4.9%
KKR & Co., Inc.	453,752	22,165,785
LPL Financial Holdings, Inc.	139,977	19,899,130
Moody’s Corp.	29,177	8,712,544
MSCI, Inc.	42,335	17,750,219

		68,527,678

Chemicals—1.8%
FMC Corp.	127,673	14,121,911
Sherwin-Williams Co. (The)	15,295	11,287,863

		25,409,774

Commercial Services & Supplies—3.5%
Cintas Corp. (a)	82,684	28,220,876
Stericycle, Inc. (b)	150,723	10,175,310
Waste Connections, Inc.	101,649	10,976,059

		49,372,245

Construction & Engineering—2.3%
MasTec, Inc. (a) (b)	144,891	13,576,287
Quanta Services, Inc.	208,081	18,306,966

		31,883,253

Construction Materials—0.8%
Vulcan Materials Co. (a)	68,684	11,590,425

Containers & Packaging—1.4%
Ball Corp.	228,302	19,346,312

Diversified Consumer Services—1.1%
Bright Horizons Family Solutions, Inc. (a) (b)	88,065	15,098,744

Electronic Equipment, Instruments & Components—0.9%
Amphenol Corp. - Class A (a)	183,030	12,074,489

Entertainment—3.0%
Live Nation Entertainment, Inc. (a) (b)	262,414	22,213,345

Entertainment—(Continued)
Roku, Inc. (a) (b)	60,969	19,861,871

		42,075,216

Health Care Equipment & Supplies—8.6%
Alcon, Inc.	140,625	9,869,062
Align Technology, Inc. (b)	32,084	17,374,449
Cooper Cos., Inc. (The)	14,842	5,700,664
DexCom, Inc. (b)	25,292	9,089,692
Edwards Lifesciences Corp. (a) (b)	55,322	4,627,132
Hologic, Inc. (b)	129,385	9,623,656
IDEXX Laboratories, Inc. (b)	34,803	17,029,456
Insulet Corp. (a) (b)	64,610	16,858,041
ResMed, Inc.	25,183	4,886,006
STERIS plc (a)	63,285	12,054,527
Teleflex, Inc.	31,474	13,076,188

		120,188,873

Health Care Providers & Services—2.8%
Amedisys, Inc. (b)	45,283	11,990,485
Guardant Health, Inc. (a) (b)	76,664	11,702,760
Humana, Inc. (a)	14,444	6,055,647
Molina Healthcare, Inc. (b)	39,412	9,212,949

		38,961,841

Health Care Technology—0.7%
Veeva Systems, Inc. - Class A (a) (b)	34,497	9,011,996

Hotels, Restaurants & Leisure—9.0%
Caesars Entertainment, Inc. (a) (b)	688,610	60,218,944
Chipotle Mexican Grill, Inc. (a) (b)	14,579	20,714,135
Darden Restaurants, Inc.	110,127	15,638,034
Domino’s Pizza, Inc. (a)	20,124	7,401,406
Planet Fitness, Inc. - Class A (b)	280,017	21,645,314

		125,617,833

Insurance—1.6%
Aon plc - Class A (a)	95,002	21,860,910

Interactive Media & Services—3.1%
IAC/InterActiveCorp. (b)	151,032	32,669,732
Twitter, Inc. (b)	168,656	10,731,581

		43,401,313

Internet & Direct Marketing Retail—1.4%
Magnite, Inc. (a) (b)	458,100	19,061,541

IT Services—10.5%
Genpact, Ltd.	266,076	11,393,374
Global Payments, Inc.	128,602	25,923,591
MongoDB, Inc. (a) (b)	46,497	12,434,693
Okta, Inc. (a) (b)	74,746	16,476,261
Square, Inc. - Class A (a) (b)	248,677	56,462,113
Twilio, Inc. - Class A (a) (b)	69,177	23,572,754

		146,262,786

BHFTII-138

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—3.5%
Mattel, Inc. (a) (b)	2,454,201	$48,887,684

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc.	82,394	10,475,573
Illumina, Inc. (b)	11,083	4,256,537

		14,732,110

Multiline Retail—0.5%
Dollar General Corp. (a)	36,606	7,417,108

Pharmaceuticals—0.6%
Horizon Therapeutics plc (b)	92,126	8,479,277

Professional Services—1.6%
Booz Allen Hamilton Holding Corp. (a)	100,800	8,117,424
KBR, Inc.	123,417	4,737,979
Leidos Holdings, Inc.	92,566	8,912,254

		21,767,657

Road & Rail—1.0%
Knight-Swift Transportation Holdings, Inc.	274,137	13,183,248

Semiconductors & Semiconductor Equipment—7.6%
Advanced Micro Devices, Inc. (b)	170,698	13,399,793
Cree, Inc. (a) (b)	124,619	13,475,053
KLA Corp.	35,688	11,791,315
Lam Research Corp.	44,277	26,355,442
Marvell Technology Group, Ltd. (a)	240,182	11,764,114
Microchip Technology, Inc.	188,561	29,268,438

		106,054,155

Software—9.4%
Atlassian Corp. plc - Class A (b)	29,991	6,320,903
Autodesk, Inc. (b)	32,580	9,029,547
Coupa Software, Inc. (a) (b)	61,387	15,621,764
Five9, Inc. (a) (b)	87,275	13,643,701
Nuance Communications, Inc. (a) (b)	567,476	24,764,652
Palo Alto Networks, Inc. (b)	59,395	19,128,754
Paycom Software, Inc. (a) (b)	90,148	33,360,169
Workday, Inc. - Class A (b)	39,163	9,729,264

		131,598,754

Specialty Retail—6.2%
Advance Auto Parts, Inc.	75,697	13,889,643
Burlington Stores, Inc. (b)	53,704	16,046,755
Carvana Co. (a) (b)	35,064	9,200,794
Floor & Decor Holdings, Inc. - Class A (a) (b)	189,928	18,134,325
O’Reilly Automotive, Inc. (b)	23,381	11,860,012
Ross Stores, Inc.	149,127	17,881,819

		87,013,348

Textiles, Apparel & Luxury Goods—1.4%
lululemon athletica, Inc. (a) (b)	61,305	18,802,857

Total Common Stocks (Cost $1,026,177,626)		1,380,206,957

Short-Term Investment—1.6%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $22,229,908; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/26, with a market value of $22,674,556.	22,229,908	22,229,908

Total Short-Term Investments (Cost $22,229,908)		22,229,908

Securities Lending Reinvestments (c)—10.9%

Certificates of Deposit—3.0%
Bank of Montreal (Chicago) 0.175%, 3M LIBOR - 0.010%, 06/09/21 (d)	2,000,000	2,000,044
China Construction Bank Corp. 0.100%, 04/01/21	2,000,000	1,999,996
Credit Industriel et Commercial 0.250%, 06/11/21	6,000,000	6,001,200
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	3,000,000	2,999,970
Mitsubishi UFJ Trust International Ltd. Zero Coupon, 05/10/21	3,997,606	3,999,360
National Westminster Bank plc Zero Coupon, 06/02/21	1,999,050	1,999,460
Nordea Bank New York 0.282%, 3M LIBOR + 0.100%, 05/21/21 (d)	2,000,000	2,000,420
Norinchukin Bank 0.210%, 04/07/21	3,000,000	3,000,069
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (d)	2,000,000	2,000,360
Sumitomo Mitsui Banking Corp. 0.270%, 05/04/21	5,000,000	5,000,615
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	4,992,470	4,999,150
Svenska Handelsbanken AB 0.202%, 3M LIBOR + 0.020%, 09/17/21 (d)	2,000,000	2,000,064
0.251%, 3M LIBOR + 0.070%, 11/19/21 (d)	1,000,000	1,000,306
Toronto-Dominion Bank 0.304%, 3M LIBOR + 0.070%, 10/08/21 (d)	3,000,000	2,999,736

		42,000,750

Commercial Paper—0.5%
Bedford Row Funding Corp. 0.304%, 3M LIBOR + 0.080%, 10/21/21 (d)	2,000,000	2,000,638
Sheffield Receivable 0.220%, 04/06/21	4,997,250	4,999,840

		7,000,478

Repurchase Agreements—6.0%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $3,000,128; collateralized by various Common Stock with an aggregate market value of $3,333,394.	3,000,000	3,000,000

BHFTII-139

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $5,001,701; collateralized by various Common Stock with an aggregate market value of $5,556,744.	5,000,000	$5,000,000
BMO Capital Markets Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/01/21 with a maturity value of $5,435,038; collateralized by various Common Stock with an aggregate market value of $5,978,606.	5,435,000	5,435,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $5,344,451.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $6,002,450; collateralized by various Common Stock with an aggregate market value of $6,600,001.	6,000,000	6,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $1,000,002; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $200,001; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $204,001.	200,000	200,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $14,684,191; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $14,977,875.	14,684,191	14,684,191
Morgan Stanley Repurchase Agreement dated 03/31/21 at 0.490%, due on 07/06/21 with a maturity value of $2,002,641; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.250%, maturity dates ranging from 04/15/21 - 08/15/46, and various Common Stock with an aggregate market value of $2,198,360.	2,000,000	2,000,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $8,000,044; collateralized by various Common Stock with an aggregate market value of $8,889,037.	8,000,000	8,000,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $5,500,029; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $6,083,222.	5,500,000	5,500,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $10,000,056; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $11,060,405.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $2,200,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $2,433,289.	2,200,000	2,200,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $1,000,049; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $1,109,703.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $2,000,009; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $2,219,834.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $12,000,063; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $13,319,003.	12,000,000	12,000,000

		83,019,191

Time Deposits—0.9%
ABN AMRO Bank NV 0.070%, 04/01/21	5,000,000	5,000,000
DZ Bank AG 0.020%, 04/01/21	1,000,000	1,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	5,000,000	5,000,000
Svenska NY 0.020%, 04/01/21	1,000,000	1,000,000

		12,000,000

Mutual Funds—0.5%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (e)	1,000,000	1,000,000

BHFTII-140

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Premier Class 0.040% (e)	1,000,000	$1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	5,000,000	5,000,000

		7,000,000

Total Securities Lending Reinvestments (Cost $151,015,684)		151,020,419

Total Investments—111.5% (Cost $1,199,423,218)		1,553,457,284
Other assets and liabilities (net)—(11.5)%		(159,914,773)

Net Assets—100.0%		$1,393,542,511

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $151,719,808 and the collateral received consisted of cash in the amount of $151,005,567. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,380,206,957	$—	$—	$1,380,206,957
Total Short-Term Investment*	—	22,229,908	—	22,229,908
Securities Lending Reinvestments
Certificates of Deposit	—	42,000,750	—	42,000,750
Commercial Paper	—	7,000,478	—	7,000,478
Repurchase Agreements	—	83,019,191	—	83,019,191
Time Deposits	—	12,000,000	—	12,000,000
Mutual Funds	7,000,000	—	—	7,000,000
Total Securities Lending Reinvestments	7,000,000	144,020,419	—	151,020,419
Total Investments	$1,387,206,957	$166,250,327	$—	$1,553,457,284

Collateral for Securities Loaned (Liability)	$—	$(151,005,567)	$—	$(151,005,567)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-141

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—100.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Safran S.A. (a)	278,157	$37,865,799

Automobiles—6.4%
Tesla, Inc. (a) (b)	303,600	202,783,548

Capital Markets—0.5%
Goldman Sachs Group, Inc. (The)	51,596	16,871,892

Entertainment—5.3%
Netflix, Inc. (a)	207,667	108,331,567
ROBLOX Corp. - Class A (a) (b)	174,614	11,320,226
Spotify Technology S.A. (a)	177,381	47,529,239

		167,181,032

Food & Staples Retailing—1.8%
Costco Wholesale Corp.	163,543	57,645,637

Health Care Equipment & Supplies—3.0%
Danaher Corp.	181,988	40,961,859
DexCom, Inc. (a)	71,673	25,758,559
Intuitive Surgical, Inc. (a)	38,941	28,775,063

		95,495,481

Hotels, Restaurants & Leisure—1.6%
Airbnb, Inc. - Class A (a) (b)	15,873	2,983,171
Chipotle Mexican Grill, Inc. (a)	33,874	48,128,857

		51,112,028

Interactive Media & Services—13.5%
Alphabet, Inc. - Class A (a)	38,006	78,388,135
Alphabet, Inc. - Class C (a)	38,111	78,837,558
Facebook, Inc. - Class A (a)	432,313	127,329,148
Match Group, Inc. (a)	521,316	71,618,392
Snap, Inc. - Class A (a) (b)	818,990	42,824,987
Tencent Holdings, Ltd.	398,989	31,455,086

		430,453,306

Internet & Direct Marketing Retail—8.2%
Amazon.com, Inc. (a)	72,842	225,378,975
Farfetch, Ltd. - Class A (a) (b)	299,176	15,862,312
MercadoLibre, Inc. (a)	13,139	19,342,447

		260,583,734

IT Services—18.2%
Adyen NV (a)	28,038	62,858,331
Afterpay, Ltd. (a)	138,397	10,849,343
MasterCard, Inc. - Class A	166,262	59,197,585
Okta, Inc. (a) (b)	39,878	8,790,308
PayPal Holdings, Inc. (a)	378,613	91,942,381
Shopify, Inc. - Class A (a)	112,559	124,546,533
Snowflake, Inc. - Class A (a) (b)	70,951	16,267,645
Square, Inc. - Class A (a)	202,535	45,985,572
Twilio, Inc. - Class A (a) (b)	192,429	65,572,106

IT Services—(Continued)
Visa, Inc. - A Shares (b)	439,776	93,113,772

		579,123,576

Multiline Retail—1.3%
Target Corp.	203,516	40,310,414

Personal Products—2.0%
Estee Lauder Cos., Inc. (The) - Class A (b)	223,387	64,972,109

Road & Rail—3.4%
Uber Technologies, Inc. (a)	1,388,771	75,701,907
Union Pacific Corp.	151,095	33,302,849

		109,004,756

Semiconductors & Semiconductor Equipment—3.2%
NVIDIA Corp.	190,107	101,503,831

Software—16.2%
Adobe, Inc. (a)	183,910	87,425,297
Atlassian Corp. plc - Class A (a)	132,472	27,919,799
Coupa Software, Inc. (a) (b)	61,900	15,752,312
Crowdstrike Holdings, Inc. - Class A (a) (b)	236,892	43,235,159
Microsoft Corp.	612,176	144,332,736
RingCentral, Inc. - Class A (a) (b)	101,226	30,153,201
Salesforce.com, Inc. (a) (b)	233,958	49,568,681
ServiceNow, Inc. (a)	65,390	32,702,193
Trade Desk, Inc. (The) - Class A (a) (b)	43,384	28,271,617
Workday, Inc. - Class A (a)	193,793	48,143,995
Zoom Video Communications, Inc. - Class A (a) (b)	28,922	9,292,349

		516,797,339

Specialty Retail—2.5%
Carvana Co. (a) (b)	122,984	32,271,002
TJX Cos., Inc. (The)	725,306	47,978,992

		80,249,994

Technology Hardware, Storage & Peripherals—5.2%
Apple, Inc.	1,346,623	164,489,999

Textiles, Apparel & Luxury Goods—6.6%
Kering S.A.	54,081	37,340,862
lululemon athletica, Inc. (a)	177,041	54,300,245
LVMH Moet Hennessy Louis Vuitton SE	97,322	64,854,546
NIKE, Inc. - Class B (b)	414,596	55,095,662

		211,591,315

Total Common Stocks (Cost $1,648,210,973)		3,188,035,790

BHFTII-142

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Short-Term Investment—0.1%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $2,210,201; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/26, with a market value of $2,254,464.	2,210,201	$2,210,201

Total Short-Term Investments (Cost $2,210,201)		2,210,201

Securities Lending Reinvestments (c)—7.5%

Certificates of Deposit—2.1%
Bank of Montreal (Chicago) 0.175%, 3M LIBOR - 0.010%, 06/09/21 (d)	2,000,000	2,000,044
China Construction Bank Corp. 0.100%, 04/01/21	1,000,000	999,998
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (d)	2,000,000	2,000,500
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	4,000,000	3,999,960
Mitsubishi UFJ Trust International Ltd. Zero Coupon, 05/10/21	2,998,204	2,999,520
Mizuho Bank, Ltd. 0.200%, 09/14/21	10,000,000	9,999,540
National Westminster Bank plc Zero Coupon, 06/02/21	5,997,151	5,998,380
Nordea Bank New York 0.282%, 3M LIBOR + 0.100%, 05/21/21 (d)	2,000,000	2,000,420
Norinchukin Bank 0.210%, 04/07/21	5,000,000	5,000,115
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (d)	3,000,000	3,000,540
Skandinaviska Enskilda Banken AB 0.250%, 05/17/21	4,000,000	4,000,572
Sumitomo Mitsui Banking Corp. 0.220%, 3M LIBOR + 0.030%, 09/10/21 (d)	4,000,000	4,000,192
0.270%, 05/04/21	5,000,000	5,000,615
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	11,981,927	11,997,960
Svenska Handelsbanken AB 0.202%, 3M LIBOR + 0.020%, 09/17/21 (d)	2,000,000	2,000,064
0.251%, 3M LIBOR + 0.070%, 11/19/21 (d)	2,000,000	2,000,612

		66,999,032

Commercial Paper—0.7%
Antalis S.A. 0.230%, 04/05/21	3,997,674	3,999,900
Sheffield Receivable 0.220%, 04/06/21	6,996,150	6,999,776
Societe Generale 0.280%, 06/07/21	2,995,637	2,999,109
UBS AG 0.200%, 09/15/21	9,989,778	9,988,820

		23,987,605

Repurchase Agreements—3.8%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $10,000,428; collateralized by various Common Stock with an aggregate market value of $11,111,315.	10,000,000	10,000,000
BofA Securities, Inc. Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $5,001,701; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $5,240,693.	5,000,000	5,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $10,000,006; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $12,004,900; collateralized by various Common Stock with an aggregate market value of $13,200,001.	12,000,000	12,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $7,002,858; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $7,482,232.	7,000,000	7,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $5,700,010; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $5,814,002.	5,700,000	5,700,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $1,600,008; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $1,632,005.	1,600,000	1,600,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $10,726,416; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $10,940,945.	10,726,416	10,726,416
Morgan Stanley Repurchase Agreement dated 03/31/21 at 0.490%, due on 07/06/21 with a maturity value of $2,002,641; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.250%, maturity dates ranging from 04/15/21 - 08/15/46, and various Common Stock with an aggregate market value of $2,198,360.	2,000,000	2,000,000

BHFTII-143

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $30,000,167; collateralized by various Common Stock with an aggregate market value of $33,333,889.	30,000,000	$30,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $4,000,022; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $4,424,162.	4,000,000	4,000,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $3,200,146; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $3,539,329.	3,200,000	3,200,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $3,500,170; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $3,883,961.	3,500,000	3,500,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $5,001,701; collateralized by various Common Stock with an aggregate market value of $5,555,610.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $11,500,061; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $12,764,044.	11,500,000	11,500,000

		121,226,416

Time Deposits—0.9%
ABN AMRO Bank NV 0.070%, 04/01/21	5,000,000	5,000,000
DZ Bank AG 0.020%, 04/01/21	5,000,000	5,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	7,000,000	7,000,000
Nordea Bank New York 0.020%, 04/01/21	10,000,000	10,000,000
Svenska NY 0.020%, 04/01/21	2,000,000	2,000,000

		29,000,000

Total Securities Lending Reinvestments (Cost $241,208,388)		241,213,053

Total Investments—107.7% (Cost $1,891,629,562)		3,431,459,044
Other assets and liabilities (net)—(7.7)%		(245,415,882)

Net Assets—100.0%		$3,186,043,162

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $244,096,943 and the collateral received consisted of cash in the amount of $241,182,938. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

BHFTII-144

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$37,865,799	$—	$37,865,799
Automobiles	202,783,548	—	—	202,783,548
Capital Markets	16,871,892	—	—	16,871,892
Entertainment	167,181,032	—	—	167,181,032
Food & Staples Retailing	57,645,637	—	—	57,645,637
Health Care Equipment & Supplies	95,495,481	—	—	95,495,481
Hotels, Restaurants & Leisure	51,112,028	—	—	51,112,028
Interactive Media & Services	398,998,220	31,455,086	—	430,453,306
Internet & Direct Marketing Retail	260,583,734	—	—	260,583,734
IT Services	505,415,902	73,707,674	—	579,123,576
Multiline Retail	40,310,414	—	—	40,310,414
Personal Products	64,972,109	—	—	64,972,109
Road & Rail	109,004,756	—	—	109,004,756
Semiconductors & Semiconductor Equipment	101,503,831	—	—	101,503,831
Software	516,797,339	—	—	516,797,339
Specialty Retail	80,249,994	—	—	80,249,994
Technology Hardware, Storage & Peripherals	164,489,999	—	—	164,489,999
Textiles, Apparel & Luxury Goods	109,395,907	102,195,408	—	211,591,315
Total Common Stocks	2,942,811,823	245,223,967	—	3,188,035,790
Total Short-Term Investment*	—	2,210,201	—	2,210,201
Total Securities Lending Reinvestments*	—	241,213,053	—	241,213,053
Total Investments	$2,942,811,823	$488,647,221	$—	$3,431,459,044

Collateral for Securities Loaned (Liability)	$—	$(241,182,938)	$—	$(241,182,938)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-145

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Aerojet Rocketdyne Holdings, Inc.	30,360	$1,425,706
Aerovironment, Inc. (a)	13,909	1,614,279
BWX Technologies, Inc.	31,875	2,101,837
Kratos Defense & Security Solutions, Inc. (a) (b)	79,583	2,171,024
Mercury Systems, Inc. (a)	21,686	1,532,116

		8,844,962

Air Freight & Logistics—0.5%
Air Transport Services Group, Inc. (a) (b)	48,823	1,428,561
Hub Group, Inc. - Class A (a)	15,597	1,049,366

		2,477,927

Auto Components—3.9%
Cooper Tire & Rubber Co.	52,059	2,914,263
Dana, Inc.	133,591	3,250,269
Dorman Products, Inc. (a) (b)	16,659	1,709,880
Fox Factory Holding Corp. (a)	25,946	3,296,698
Gentherm, Inc. (a)	17,053	1,263,798
LCI Industries	17,614	2,329,980
Patrick Industries, Inc.	21,180	1,800,300
Stoneridge, Inc. (a) (b)	48,974	1,557,863

		18,123,051

Banks—9.7%
Ameris Bancorp	93,873	4,929,271
Atlantic Union Bankshares Corp.	85,210	3,268,656
Bancorp, Inc. (The) (a)	50,959	1,055,870
BancorpSouth Bank	82,440	2,677,651
Bryn Mawr Bank Corp.	67,765	3,083,985
CVB Financial Corp.	99,048	2,187,970
Home BancShares, Inc.	129,552	3,504,382
OceanFirst Financial Corp.	107,537	2,574,436
Pinnacle Financial Partners, Inc.	43,636	3,868,768
Popular, Inc.	57,630	4,052,542
Prosperity Bancshares, Inc.	34,992	2,620,551
South State Corp. (b)	28,515	2,238,713
Triumph Bancorp, Inc. (a)	60,590	4,689,060
Wintrust Financial Corp.	53,717	4,071,748

		44,823,603

Beverages—0.9%
Primo Water Corp.	242,433	3,941,960

Biotechnology—4.2%
Blueprint Medicines Corp. (a)	12,666	1,231,515
ChemoCentryx, Inc. (a)	19,703	1,009,582
Dicerna Pharmaceuticals, Inc. (a)	49,972	1,277,784
Emergent BioSolutions, Inc. (a) (b)	22,179	2,060,651
Halozyme Therapeutics, Inc. (a)	45,010	1,876,467
Insmed, Inc. (a)	24,834	845,846
Natera, Inc. (a)	18,712	1,900,017
PTC Therapeutics, Inc. (a)	18,087	856,419
Replimune Group, Inc. (a)	24,342	742,674
Rocket Pharmaceuticals, Inc. (a) (b)	28,813	1,278,433
SpringWorks Therapeutics, Inc. (a)	18,115	1,332,721

Biotechnology—(Continued)
Sutro Biopharma, Inc. (a)	42,545	968,324
United Therapeutics Corp. (a)	14,821	2,479,109
Xencor, Inc. (a)	23,821	1,025,732
Y-mAbs Therapeutics, Inc. (a)	24,556	742,573

		19,627,847

Building Products—3.1%
AAON, Inc.	21,665	1,516,767
Advanced Drainage Systems, Inc.	27,427	2,835,677
American Woodmark Corp. (a)	23,796	2,345,810
Armstrong World Industries, Inc. (b)	14,693	1,323,692
Quanex Building Products Corp. (b)	73,469	1,927,092
UFP Industries, Inc.	60,333	4,575,655

		14,524,693

Capital Markets—2.8%
AssetMark Financial Holdings, Inc. (a)	51,102	1,192,721
Donnelley Financial Solutions, Inc. (a)	119,664	3,330,249
Focus Financial Partners, Inc. - Class A (a)	30,019	1,249,391
Hamilton Lane, Inc. - Class A	20,181	1,787,229
PJT Partners, Inc. - Class A	23,010	1,556,627
Stifel Financial Corp.	59,505	3,811,890

		12,928,107

Chemicals—2.1%
Ashland Global Holdings, Inc.	22,086	1,960,574
Cabot Corp.	40,908	2,145,216
Ingevity Corp. (a)	10,537	795,860
Valvoline, Inc.	94,045	2,451,753
WR Grace & Co.	35,726	2,138,558

		9,491,961

Commercial Services & Supplies—1.7%
Casella Waste Systems, Inc. - Class A (a)	32,418	2,060,812
Clean Harbors, Inc. (a)	24,878	2,091,245
IAA, Inc. (a)	40,737	2,246,238
KAR Auction Services, Inc. (b)	87,979	1,319,685

		7,717,980

Communications Equipment—0.5%
Viavi Solutions, Inc. (a)	136,811	2,147,933

Construction & Engineering—2.0%
AECOM (a)	48,905	3,135,300
Arcosa, Inc.	62,991	4,100,084
WillScot Mobile Mini Holdings Corp. (a)	70,743	1,963,118

		9,198,502

Consumer Finance—0.3%
PROG Holdings, Inc.	34,610	1,498,267

Distributors—0.5%
Core-Mark Holding Co., Inc.	59,211	2,290,874

BHFTII-146

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—1.2%
frontdoor, Inc. (a)	84,157	$4,523,439
Houghton Mifflin Harcourt Co. (a) (b)	123,537	941,352

		5,464,791

Diversified Financial Services—0.6%
Cannae Holdings, Inc. (a)	65,841	2,608,620

Diversified Telecommunication Services—0.3%
Liberty Latin America, Ltd. - Class C (a)	89,852	1,166,279

Electric Utilities—0.5%
ALLETE, Inc.	37,202	2,499,602

Electrical Equipment—1.1%
Atkore, Inc. (a)	20,591	1,480,493
AZZ, Inc.	16,605	836,062
Vertiv Holdings Co.	147,087	2,941,740

		5,258,295

Electronic Equipment, Instruments & Components—3.9%
Itron, Inc. (a)	19,641	1,741,175
Kimball Electronics, Inc. (a)	49,862	1,286,439
Littelfuse, Inc.	8,335	2,204,107
Methode Electronics, Inc.	78,869	3,310,921
nLight, Inc. (a) (b)	35,898	1,163,095
Novanta, Inc. (a)	16,493	2,175,262
SYNNEX Corp.	15,145	1,739,252
TTM Technologies, Inc. (a) (b)	167,994	2,435,913
Vontier Corp. (a)	61,755	1,869,324

		17,925,488

Energy Equipment & Services—1.3%
ChampionX Corp. (a)	183,501	3,987,477
DMC Global, Inc. (b)	35,655	1,934,640

		5,922,117

Entertainment—0.5%
Liberty Braves Group - Class C (a)	67,036	1,864,941
Madison Square Garden Entertainment Corp. (a)	5,210	426,178

		2,291,119

Equity Real Estate Investment Trusts—2.7%
Agree Realty Corp. (b)	39,281	2,644,004
Americold Realty Trust	73,751	2,837,201
CubeSmart	57,288	2,167,205
Rexford Industrial Realty, Inc.	48,024	2,420,410
STAG Industrial, Inc. (b)	69,390	2,332,198

		12,401,018

Food Products—3.1%
Darling Ingredients, Inc. (a)	40,539	2,982,860
Freshpet, Inc. (a)	20,833	3,308,489
J & J Snack Foods Corp. (b)	9,816	1,541,406
Nomad Foods, Ltd. (a)	130,327	3,578,779

Food Products—(Continued)
Simply Good Foods Co. (The) (a)	48,762	1,483,340
Whole Earth Brands, Inc. (a)	112,169	1,462,684

		14,357,558

Health Care Equipment & Supplies—4.2%
AtriCure, Inc. (a)	28,883	1,892,414
Axonics Modulation Technologies, Inc. (a) (b)	31,979	1,915,222
CONMED Corp. (b)	26,679	3,484,011
CryoPort, Inc. (a) (b)	24,036	1,250,112
Inmode, Ltd. (a)	47,871	3,464,424
Lantheus Holdings, Inc. (a) (b)	74,588	1,593,946
Merit Medical Systems, Inc. (a) (b)	23,844	1,427,779
NuVasive, Inc. (a) (b)	25,852	1,694,857
SI-BONE, Inc. (a)	27,009	859,156
STAAR Surgical Co. (a)	16,521	1,741,479

		19,323,400

Health Care Providers & Services—1.5%
Addus HomeCare Corp. (a)	9,414	984,610
Amedisys, Inc. (a)	3,059	809,993
AMN Healthcare Services, Inc. (a)	10,119	745,770
HealthEquity, Inc. (a) (b)	24,306	1,652,808
LHC Group, Inc. (a)	10,836	2,071,951
PetIQ, Inc. (a) (b)	22,257	784,782

		7,049,914

Health Care Technology—1.4%
Allscripts Healthcare Solutions, Inc. (a) (b)	180,180	2,705,403
Inspire Medical Systems, Inc. (a) (b)	11,189	2,316,011
Phreesia, Inc. (a)	25,381	1,322,350

		6,343,764

Hotels, Restaurants & Leisure—2.7%
Churchill Downs, Inc.	12,559	2,856,168
Cracker Barrel Old Country Store, Inc.	8,442	1,459,453
Marriott Vacations Worldwide Corp.	22,272	3,879,337
Papa John’s International, Inc.	12,229	1,083,978
Texas Roadhouse, Inc.	17,672	1,695,452
Wingstop, Inc.	12,569	1,598,400

		12,572,788

Household Durables—1.4%
Helen of Troy, Ltd. (a)	10,317	2,173,379
KB Home	48,384	2,251,308
Skyline Champion Corp. (a)	49,573	2,243,674

		6,668,361

Independent Power and Renewable Electricity Producers—0.7%
NextEra Energy Partners L.P. (b)	45,726	3,332,511

Industrial Conglomerates—0.4%
Raven Industries, Inc. (b)	51,214	1,963,033

BHFTII-147

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—1.7%
Employers Holdings, Inc.	65,494	$2,820,171
First American Financial Corp.	48,683	2,757,892
Goosehead Insurance, Inc. - Class A (b)	19,504	2,090,439

		7,668,502

Internet & Direct Marketing Retail—0.7%
Qurate Retail, Inc.	134,678	1,583,813
Shutterstock, Inc.	18,804	1,674,308

		3,258,121

IT Services—4.8%
Concentrix Corp. (a)	26,416	3,955,004
CSG Systems International, Inc.	38,705	1,737,467
Euronet Worldwide, Inc. (a)	17,331	2,396,877
EVERTEC, Inc.	34,626	1,288,780
Globant S.A. (a)	7,526	1,562,473
NIC, Inc.	48,233	1,636,546
Perspecta, Inc.	82,286	2,390,408
Unisys Corp. (a) (b)	105,844	2,690,555
WEX, Inc. (a)	10,856	2,271,292
WNS Holdings, Ltd. (ADR) (a)	28,062	2,032,811

		21,962,213

Leisure Products—1.1%
Brunswick Corp.	34,113	3,253,357
Malibu Boats, Inc. - Class A (a)	20,216	1,610,811

		4,864,168

Life Sciences Tools & Services—1.1%
NanoString Technologies, Inc. (a)	15,308	1,005,889
NeoGenomics, Inc. (a) (b)	38,983	1,880,150
PRA Health Sciences, Inc. (a)	15,627	2,396,088

		5,282,127

Machinery—5.8%
Alamo Group, Inc.	22,650	3,536,798
Albany International Corp. - Class A	40,628	3,391,219
Altra Industrial Motion Corp.	57,215	3,165,134
Columbus McKinnon Corp.	60,543	3,194,249
John Bean Technologies Corp.	13,507	1,801,023
Kadant, Inc.	22,107	4,090,016
Kornit Digital, Ltd. (a)	24,251	2,403,759
Miller Industries, Inc. (b)	46,894	2,166,034
RBC Bearings, Inc. (a)	7,639	1,503,126
TriMas Corp. (a)	55,822	1,692,523

		26,943,881

Marine—0.3%
Genco Shipping & Trading, Ltd.	155,922	1,571,694

Media—1.4%
Gray Television, Inc.	107,130	1,971,192
John Wiley & Sons, Inc. - Class A	31,060	1,683,452
Liberty Broadband Corp. - Class C (a)	10,239	1,537,386

Media—(Continued)
TechTarget, Inc. (a)	18,435	1,280,311

		6,472,341

Metals & Mining—0.0%
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	141,548	0

Multi-Utilities—1.0%
MDU Resources Group, Inc.	86,578	2,736,731
NorthWestern Corp.	29,577	1,928,420

		4,665,151

Pharmaceuticals—1.9%
Aerie Pharmaceuticals, Inc. (a) (b)	59,972	1,071,700
Catalent, Inc. (a)	20,427	2,151,167
GW Pharmaceuticals plc (ADR) (a)	8,540	1,852,326
Pacira BioSciences, Inc. (a) (b)	27,301	1,913,527
Supernus Pharmaceuticals, Inc. (a) (b)	65,652	1,718,769

		8,707,489

Professional Services—2.6%
Huron Consulting Group, Inc. (a)	19,176	966,087
Insperity, Inc.	26,670	2,233,346
KBR, Inc.	52,300	2,007,797
Korn Ferry	54,096	3,373,967
ManTech International Corp. - Class A	10,434	907,236
Science Applications International Corp.	30,781	2,572,984

		12,061,417

Semiconductors & Semiconductor Equipment—3.7%
Advanced Energy Industries, Inc.	37,169	4,057,740
FormFactor, Inc. (a)	45,965	2,073,481
MACOM Technology Solutions Holdings, Inc. (a)	37,688	2,186,658
MaxLinear, Inc. (a) (b)	37,216	1,268,321
Rambus, Inc. (a)	80,958	1,573,824
Silicon Laboratories, Inc. (a)	13,047	1,840,540
Silicon Motion Technology Corp. (ADR)	23,215	1,378,739
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	104,155	2,920,506

		17,299,809

Software—2.7%
ACI Worldwide, Inc. (a)	45,312	1,724,122
Blackline, Inc. (a)	12,250	1,327,900
Cognyte Software, Ltd. (a)	26,529	737,771
Envestnet, Inc. (a) (b)	22,372	1,615,930
Q2 Holdings, Inc. (a)	18,808	1,884,562
Rapid7, Inc. (a) (b)	26,573	1,982,611
Varonis Systems, Inc. (a) (b)	37,977	1,949,739
Verint Systems, Inc. (a)	26,529	1,206,804

		12,429,439

Specialty Retail—1.6%
Aaron’s, Inc. (The)	74,355	1,909,436
Boot Barn Holdings, Inc. (a)	17,589	1,095,971
National Vision Holdings, Inc. (a) (b)	39,400	1,726,902

BHFTII-148

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—(Continued)
Urban Outfitters, Inc. (a)	68,424	$2,544,688

		7,276,997

Technology Hardware, Storage & Peripherals—0.2%
Pure Storage, Inc. - Class A (a) (b)	51,421	1,107,608

Textiles, Apparel & Luxury Goods—0.4%
Columbia Sportswear Co.	13,720	1,449,244
Steven Madden, Ltd.	15,620	582,001

		2,031,245

Thrifts & Mortgage Finance—1.3%
Federal Agricultural Mortgage Corp. - Class C	21,842	2,199,926
Meta Financial Group, Inc.	81,875	3,709,756

		5,909,682

Trading Companies & Distributors—2.8%
Alta Equipment Group, Inc. (a) (b)	85,810	1,115,530
Herc Holdings, Inc. (a) (b)	45,129	4,572,922
McGrath RentCorp	50,545	4,076,454
SiteOne Landscape Supply, Inc. (a)	18,684	3,190,106

		12,955,012

Water Utilities—0.3%
Pure Cycle Corp. (a)	86,358	1,158,924

Wireless Telecommunication Services—0.6%
United States Cellular Corp. (a)	70,061	2,555,825

Total Common Stocks (Cost $283,406,393)		450,967,970

Short-Term Investment—1.8%

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $8,529,116; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/26, with a market value of $8,699,759.	8,529,116	8,529,116

Total Short-Term Investments (Cost $8,529,116)		8,529,116

Securities Lending Reinvestments (e)—5.5%

Certificate of Deposit—0.7%
Toronto-Dominion Bank 0.368%, 3M LIBOR + 0.130%, 07/02/21 (f)	3,000,000	3,001,092

Repurchase Agreements—3.7%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $3,001,021; collateralized by various Common Stock with an aggregate market value of $3,334,046.	3,000,000	3,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $1,000,408; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $300,001; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $306,000.	300,000	$300,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $86,234; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $87,959.	86,234	86,234
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $2,377,664; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $2,425,217.	2,377,664	2,377,664
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $3,000,017; collateralized by various Common Stock with an aggregate market value of $3,333,389.	3,000,000	3,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $1,000,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,106,040.	1,000,000	1,000,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $600,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $663,624.	600,000	600,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $2,000,091; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $2,212,081.	2,000,000	2,000,000

BHFTII-149

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $900,044; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $998,733.	900,000	$900,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $2,000,009; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $2,219,834.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $646,288; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $717,323.	646,285	646,285

		16,910,183

Mutual Funds—1.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (g)	1,000,000	1,000,000
Fidelity Government Portfolio, Institutional Class 0.010% (g)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (g)	1,000,000	1,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (g)	2,000,000	2,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $24,910,183)		24,911,275

Total Investments—104.9% (Cost $316,845,692)		484,408,361
Other assets and liabilities (net)—(4.9)%		(22,434,227)

Net Assets—100.0%		$461,974,134

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $24,549,552 and the collateral received consisted of cash in the amount of $24,910,183. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-150

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$8,844,962	$—	$—	$8,844,962
Air Freight & Logistics	2,477,927	—	—	2,477,927
Auto Components	18,123,051	—	—	18,123,051
Banks	44,823,603	—	—	44,823,603
Beverages	3,941,960	—	—	3,941,960
Biotechnology	19,627,847	—	—	19,627,847
Building Products	14,524,693	—	—	14,524,693
Capital Markets	12,928,107	—	—	12,928,107
Chemicals	9,491,961	—	—	9,491,961
Commercial Services & Supplies	7,717,980	—	—	7,717,980
Communications Equipment	2,147,933	—	—	2,147,933
Construction & Engineering	9,198,502	—	—	9,198,502
Consumer Finance	1,498,267	—	—	1,498,267
Distributors	2,290,874	—	—	2,290,874
Diversified Consumer Services	5,464,791	—	—	5,464,791
Diversified Financial Services	2,608,620	—	—	2,608,620
Diversified Telecommunication Services	1,166,279	—	—	1,166,279
Electric Utilities	2,499,602	—	—	2,499,602
Electrical Equipment	5,258,295	—	—	5,258,295
Electronic Equipment, Instruments & Components	17,925,488	—	—	17,925,488
Energy Equipment & Services	5,922,117	—	—	5,922,117
Entertainment	2,291,119	—	—	2,291,119
Equity Real Estate Investment Trusts	12,401,018	—	—	12,401,018
Food Products	14,357,558	—	—	14,357,558
Health Care Equipment & Supplies	19,323,400	—	—	19,323,400
Health Care Providers & Services	7,049,914	—	—	7,049,914
Health Care Technology	6,343,764	—	—	6,343,764
Hotels, Restaurants & Leisure	12,572,788	—	—	12,572,788
Household Durables	6,668,361	—	—	6,668,361
Independent Power and Renewable Electricity Producers	3,332,511	—	—	3,332,511
Industrial Conglomerates	1,963,033	—	—	1,963,033
Insurance	7,668,502	—	—	7,668,502
Internet & Direct Marketing Retail	3,258,121	—	—	3,258,121
IT Services	21,962,213	—	—	21,962,213
Leisure Products	4,864,168	—	—	4,864,168
Life Sciences Tools & Services	5,282,127	—	—	5,282,127
Machinery	26,943,881	—	—	26,943,881
Marine	1,571,694	—	—	1,571,694
Media	6,472,341	—	—	6,472,341
Metals & Mining	—	—	0	0
Multi-Utilities	4,665,151	—	—	4,665,151

BHFTII-151

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$8,707,489	$—	$—	$8,707,489
Professional Services	12,061,417	—	—	12,061,417
Semiconductors & Semiconductor Equipment	17,299,809	—	—	17,299,809
Software	12,429,439	—	—	12,429,439
Specialty Retail	7,276,997	—	—	7,276,997
Technology Hardware, Storage & Peripherals	1,107,608	—	—	1,107,608
Textiles, Apparel & Luxury Goods	2,031,245	—	—	2,031,245
Thrifts & Mortgage Finance	5,909,682	—	—	5,909,682
Trading Companies & Distributors	12,955,012	—	—	12,955,012
Water Utilities	1,158,924	—	—	1,158,924
Wireless Telecommunication Services	2,555,825	—	—	2,555,825
Total Common Stocks	450,967,970	—	0	450,967,970
Total Short-Term Investment*	—	8,529,116	—	8,529,116
Securities Lending Reinvestments
Certificate of Deposit	—	3,001,092	—	3,001,092
Repurchase Agreements	—	16,910,183	—	16,910,183
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	19,911,275	—	24,911,275
Total Investments	$455,967,970	$28,440,391	$0	$484,408,361

Collateral for Securities Loaned (Liability)	$—	$(24,910,183)	$—	$(24,910,183)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

BHFTII-152

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.4%
Aerovironment, Inc. (a)	42,674	$4,952,744
Kratos Defense & Security Solutions, Inc. (a)	244,151	6,660,439
Mercury Systems, Inc. (a)	66,532	4,700,486

		16,313,669

Air Freight & Logistics—1.6%
Air Transport Services Group, Inc. (a) (b)	149,782	4,382,621
Hub Group, Inc. - Class A (a)	47,711	3,209,996

		7,592,617

Auto Components—5.3%
Dorman Products, Inc. (a) (b)	51,111	5,246,033
Fox Factory Holding Corp. (a)	50,048	6,359,099
Gentherm, Inc. (a)	52,319	3,877,361
Patrick Industries, Inc.	64,980	5,523,300
Stoneridge, Inc. (a) (b)	150,649	4,792,145

		25,797,938

Banks—1.5%
Ameris Bancorp (b)	76,706	4,027,832
Bancorp, Inc. (The) (a)	156,341	3,239,386

		7,267,218

Beverages—0.8%
Primo Water Corp.	235,820	3,834,433

Biotechnology—9.6%
Blueprint Medicines Corp. (a)	38,860	3,778,358
ChemoCentryx, Inc. (a)	60,449	3,097,407
Dicerna Pharmaceuticals, Inc. (a)	153,314	3,920,239
Halozyme Therapeutics, Inc. (a)	138,084	5,756,722
Insmed, Inc. (a)	76,189	2,594,997
Natera, Inc. (a) (b)	57,408	5,829,208
PTC Therapeutics, Inc. (a)	55,493	2,627,594
Replimune Group, Inc. (a)	74,837	2,283,277
Rocket Pharmaceuticals, Inc. (a) (b)	88,398	3,922,219
SpringWorks Therapeutics, Inc. (a) (b)	55,578	4,088,874
Sutro Biopharma, Inc. (a)	130,525	2,970,749
Xencor, Inc. (a) (b)	73,083	3,146,954
Y-mAbs Therapeutics, Inc. (a) (b)	75,339	2,278,251

		46,294,849

Building Products—3.8%
AAON, Inc.	66,482	4,654,405
Advanced Drainage Systems, Inc.	84,144	8,699,648
UFP Industries, Inc.	66,043	5,008,701

		18,362,754

Capital Markets—3.7%
AssetMark Financial Holdings, Inc. (a)	156,779	3,659,222
Focus Financial Partners, Inc. - Class A (a)	92,099	3,833,160
Hamilton Lane, Inc. - Class A	61,917	5,483,369
PJT Partners, Inc. - Class A	70,595	4,775,752

		17,751,503

Commercial Services & Supplies—1.3%
Casella Waste Systems, Inc. - Class A (a)	99,458	6,322,545

Construction & Engineering—1.2%
WillScot Mobile Mini Holdings Corp. (a)	217,038	6,022,804

Diversified Consumer Services—1.2%
frontdoor, Inc. (a)	111,040	5,968,400

Electronic Equipment, Instruments & Components—3.2%
Itron, Inc. (a)	60,275	5,343,379
nLight, Inc. (a) (b)	110,153	3,568,957
Novanta, Inc. (a)	50,601	6,673,766

		15,586,102

Food Products—3.0%
Freshpet, Inc. (a)	63,916	10,150,500
Simply Good Foods Co. (The) (a)	149,595	4,550,680

		14,701,180

Health Care Equipment & Supplies—7.8%
AtriCure, Inc. (a)	88,610	5,805,727
Axonics Modulation Technologies, Inc. (a) (b)	98,114	5,876,048
CONMED Corp.	36,105	4,714,952
CryoPort, Inc. (a) (b)	73,742	3,835,322
Merit Medical Systems, Inc. (a) (b)	73,158	4,380,701
NuVasive, Inc. (a) (b)	79,315	5,199,891
SI-BONE, Inc. (a) (b)	82,864	2,635,904
STAAR Surgical Co. (a)	50,686	5,342,811

		37,791,356

Health Care Providers & Services—4.0%
Addus HomeCare Corp. (a)	28,883	3,020,873
Amedisys, Inc. (a)	9,387	2,485,584
HealthEquity, Inc. (a)	74,573	5,070,964
LHC Group, Inc. (a)	33,244	6,356,585
PetIQ, Inc. (a) (b)	68,178	2,403,956

		19,337,962

Health Care Technology—2.3%
Inspire Medical Systems, Inc. (a) (b)	34,329	7,105,760
Phreesia, Inc. (a)	77,869	4,056,975

		11,162,735

Hotels, Restaurants & Leisure—2.8%
Papa John’s International, Inc. (b)	37,520	3,325,773
Texas Roadhouse, Inc. (a)	54,217	5,201,579
Wingstop, Inc.	38,562	4,903,929

		13,431,281

Insurance—1.3%
Goosehead Insurance, Inc. - Class A (b)	59,840	6,413,651

Internet & Direct Marketing Retail—1.1%
Shutterstock, Inc.	57,692	5,136,896

BHFTII-153

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—4.1%
EVERTEC, Inc.	106,233	$3,953,992
Globant S.A. (a)	23,093	4,794,338
NIC, Inc.	147,974	5,020,758
WNS Holdings, Ltd. (ADR) (a)	86,093	6,236,577

		20,005,665

Leisure Products—1.0%
Malibu Boats, Inc. - Class A (a)	62,023	4,941,993

Life Sciences Tools & Services—3.3%
NanoString Technologies, Inc. (a) (b)	47,028	3,090,210
NeoGenomics, Inc. (a) (b)	119,600	5,768,308
PRA Health Sciences, Inc. (a)	47,942	7,350,947

		16,209,465

Machinery—3.3%
Albany International Corp. - Class A	47,276	3,946,128
Kornit Digital, Ltd. (a)	74,402	7,374,726
RBC Bearings, Inc. (a)	23,439	4,612,092

		15,932,946

Media—0.8%
TechTarget, Inc. (a) (b)	56,556	3,927,814

Pharmaceuticals—3.1%
Aerie Pharmaceuticals, Inc. (a) (b)	183,985	3,287,812
GW Pharmaceuticals plc (ADR) (a)	26,204	5,683,648
Pacira BioSciences, Inc. (a) (b)	83,761	5,870,808
Supernus Pharmaceuticals, Inc. (a)	9,142	239,338

		15,081,606

Professional Services—2.5%
Huron Consulting Group, Inc. (a)	58,833	2,964,007
KBR, Inc. (b)	160,457	6,159,944
ManTech International Corp. - Class A	32,011	2,783,356

		11,907,307

Semiconductors & Semiconductor Equipment—7.7%
Advanced Energy Industries, Inc.	51,484	5,620,508
FormFactor, Inc. (a)	141,021	6,361,457
MACOM Technology Solutions Holdings, Inc. (a)	115,623	6,708,447
MaxLinear, Inc. (a) (b)	114,177	3,891,152
Rambus, Inc. (a)	248,378	4,828,468
Silicon Laboratories, Inc. (a)	40,030	5,647,032
Silicon Motion Technology Corp. (ADR)	71,225	4,230,053

		37,287,117

Software—5.5%
Blackline, Inc. (a)	37,583	4,073,997
Envestnet, Inc. (a)	68,638	4,957,723
Q2 Holdings, Inc. (a) (b)	57,705	5,782,041
Rapid7, Inc. (a) (b)	81,527	6,082,729
Varonis Systems, Inc. (a)	116,514	5,981,829

		26,878,319

Specialty Retail—1.8%
Boot Barn Holdings, Inc. (a)	53,962	3,362,372
National Vision Holdings, Inc. (a) (b)	120,876	5,297,995

		8,660,367

Technology Hardware, Storage & Peripherals—0.7%
Pure Storage, Inc. - Class A (a)	157,759	3,398,129

Textiles, Apparel & Luxury Goods—1.3%
Columbia Sportswear Co.	42,093	4,446,284
Steven Madden, Ltd.	47,921	1,785,536

		6,231,820

Trading Companies & Distributors—3.0%
McGrath RentCorp	59,832	4,825,451
SiteOne Landscape Supply, Inc. (a) (b)	57,322	9,787,158

		14,612,609

Total Common Stocks (Cost $317,024,168)		470,165,050

Short-Term Investment—3.0%

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $14,564,022; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/26, with a market value of $14,855,343.	14,564,022	14,564,022

Total Short-Term Investments (Cost $14,564,022)		14,564,022

Securities Lending Reinvestments (c)—5.2%

Certificate of Deposit—0.4%
Sumitomo Mitsui Banking Corp. 0.270%, 05/04/21	2,000,000	2,000,246

Repurchase Agreements—3.4%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $2,000,681; collateralized by various Common Stock with an aggregate market value of $2,222,698.	2,000,000	2,000,000
BMO Capital Markets Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/01/21 with a maturity value of $2,000,014; collateralized by various Common Stock with an aggregate market value of $2,200,039.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $1,000,408; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000

BHFTII-154

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $600,001; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $612,000.	600,000	$600,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $100,000; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $102,000.	100,000	100,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $928,056; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $946,617.	928,056	928,056
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $3,000,017; collateralized by various Common Stock with an aggregate market value of $3,333,389.	3,000,000	3,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $900,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $995,436.	900,000	900,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $2,600,119; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $2,875,705.	2,600,000	2,600,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $1,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $2,000,009; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $2,219,834.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $400,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $443,967.	400,000	400,000

		16,528,056

Time Deposits—0.6%
ABN AMRO Bank NV 0.070%, 04/01/21	1,000,000	1,000,000
DZ Bank AG 0.020%, 04/01/21	1,000,000	1,000,000
Svenska NY 0.020%, 04/01/21	1,000,000	1,000,000

		3,000,000

Mutual Funds—0.8%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (d)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (d)	1,000,000	1,000,000

		4,000,000

Total Securities Lending Reinvestments (Cost $25,528,056)		25,528,302

Total Investments—105.2% (Cost $357,116,246)		510,257,374
Other assets and liabilities (net)—(5.2)%		(25,212,302)

Net Assets—100.0%		$485,045,072

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $25,420,823 and the collateral received consisted of cash in the amount of $25,528,056. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Glossary of Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-155

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$470,165,050	$—	$—	$470,165,050
Total Short-Term Investment*	—	14,564,022	—	14,564,022
Securities Lending Reinvestments
Certificate of Deposit	—	2,000,246	—	2,000,246
Repurchase Agreements	—	16,528,056	—	16,528,056
Time Deposits	—	3,000,000	—	3,000,000
Mutual Funds	4,000,000	—	—	4,000,000
Total Securities Lending Reinvestments	4,000,000	21,528,302	—	25,528,302
Total Investments	$474,165,050	$36,092,324	$—	$510,257,374

Collateral for Securities Loaned (Liability)	$—	$(25,528,056)	$—	$(25,528,056)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-156

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—66.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—28.2%
Fannie Mae 15 Yr. Pool
1.500%, 04/01/36	2,000,000	$2,010,796
2.000%, 11/01/35	12,372,579	12,701,430
2.000%, 12/01/35	4,837,512	4,966,088
2.500%, 12/01/27	1,401,244	1,462,002
2.500%, 02/01/28	1,121,996	1,170,646
2.500%, 07/01/28	2,056,630	2,146,804
2.500%, 10/01/28	1,248,294	1,303,026
2.500%, 03/01/30	1,320,677	1,379,304
2.500%, 09/01/31	2,191,266	2,288,470
2.500%, 01/01/32	704,476	735,726
2.500%, 04/01/32	1,603,590	1,673,142
2.500%, 09/01/32	439,716	458,787
2.500%, 12/01/34	1,429,442	1,486,144
2.500%, 09/01/35	1,226,434	1,276,444
3.000%, 01/01/27	449,876	475,107
3.000%, 02/01/27	756,164	798,573
3.000%, 03/01/27	376,603	397,664
3.000%, 01/01/29	2,167,806	2,295,963
3.000%, 10/01/29	898,265	952,034
3.000%, 06/01/30	1,145,673	1,215,377
3.000%, 02/01/33	2,158,294	2,284,071
3.000%, 01/01/36	1,456,107	1,545,743
3.500%, 02/01/26	572,088	610,081
3.500%, 03/01/26	330,252	352,632
3.500%, 05/01/29	845,592	912,964
3.500%, 08/01/32	356,377	382,965
3.500%, 03/01/34	590,635	632,790
4.000%, 06/01/24	53,064	56,519
4.000%, 11/01/24	391,534	417,027
4.000%, 08/01/34	1,416,137	1,516,970
4.500%, 08/01/24	115,815	120,438
4.500%, 06/01/25	223,175	233,852
5.000%, 01/01/22	5,320	5,354
5.000%, 02/01/24	46,089	47,091
Fannie Mae 20 Yr. Pool
2.000%, 02/01/41	2,976,970	3,021,428
2.500%, 02/01/41	2,471,997	2,551,465
3.000%, 02/01/33	851,184	900,090
3.000%, 08/01/35	1,084,659	1,143,440
3.000%, 05/01/36	1,293,924	1,365,341
3.500%, 04/01/32	706,109	758,912
3.500%, 09/01/35	986,044	1,059,234
3.500%, 07/01/38	810,838	859,357
4.000%, 02/01/31	312,895	340,170
4.000%, 03/01/38	807,667	869,259
4.000%, 07/01/38	874,252	940,921
4.500%, 08/01/30	182,424	200,386
5.000%, 02/01/24	36,061	39,798
5.000%, 09/01/25	47,592	52,666
5.500%, 07/01/23	21,777	22,543
5.500%, 01/01/24	16,480	17,196
5.500%, 07/01/24	51,273	54,073
5.500%, 07/01/25	56,572	60,622
7.000%, 10/01/21	257	259

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
1.500%, 03/01/51	3,989,950	3,859,299
1.500%, 04/01/51	5,000,000	4,836,325
2.000%, 10/01/50	12,530,688	12,513,962
2.000%, 11/01/50	9,761,008	9,747,979
2.000%, 12/01/50	4,918,786	4,912,220
2.000%, 01/01/51	11,875,519	11,859,668
2.000%, 02/01/51	4,968,176	4,961,544
2.000%, 04/01/51	10,000,000	9,986,451
2.500%, 01/01/50	1,749,340	1,793,873
2.500%, 03/01/50	1,675,872	1,719,707
2.500%, 05/01/50	3,641,294	3,736,536
2.500%, 07/01/50	5,714,599	5,864,071
2.500%, 08/01/50	10,122,862	10,387,637
2.500%, 09/01/50	8,004,274	8,213,634
2.500%, 11/01/50	1,924,024	1,974,349
2.500%, 12/01/50	2,924,782	3,001,441
2.500%, 01/01/51	2,954,412	3,032,072
2.500%, 02/01/51	1,486,500	1,525,687
3.000%, 08/01/42	958,925	1,016,637
3.000%, 09/01/42	979,623	1,038,581
3.000%, 11/01/42	1,387,434	1,472,858
3.000%, 12/01/42	2,755,148	2,923,378
3.000%, 01/01/43	692,767	734,461
3.000%, 02/01/43	2,952,680	3,130,388
3.000%, 03/01/43	2,721,924	2,897,616
3.000%, 05/01/43	1,702,036	1,803,251
3.000%, 07/01/43	4,762,241	5,049,169
3.000%, 09/01/43	903,901	957,653
3.000%, 05/01/45	1,977,677	2,094,930
3.000%, 05/01/46	1,356,179	1,425,904
3.000%, 06/01/46	1,815,937	1,909,299
3.000%, 08/01/46	1,910,504	2,008,728
3.000%, 02/01/47	2,427,470	2,552,273
3.000%, 11/01/49	1,426,746	1,484,394
3.000%, 12/01/49	2,510,542	2,611,980
3.000%, 01/01/50	2,618,037	2,723,819
3.000%, 02/01/50	1,299,049	1,351,537
3.000%, 04/01/50	2,973,708	3,095,472
3.000%, 05/01/50	4,917,261	5,118,606
3.000%, 07/01/50	1,801,087	1,876,631
3.000%, 08/01/50	7,388,541	7,703,976
3.500%, 12/01/40	738,971	794,503
3.500%, 03/01/42	735,534	795,100
3.500%, 04/01/42	1,193,717	1,284,197
3.500%, 05/01/42	1,293,400	1,391,436
3.500%, 06/01/42	911,629	980,728
3.500%, 08/01/42	546,587	588,017
3.500%, 09/01/42	2,227,939	2,398,175
3.500%, 10/01/42	1,202,122	1,293,239
3.500%, 01/01/43	818,091	880,100
3.500%, 02/01/43	1,503,602	1,627,692
3.500%, 04/01/43	2,002,391	2,163,425
3.500%, 06/01/43	1,010,697	1,077,939
3.500%, 08/01/44	1,050,698	1,127,234
3.500%, 02/01/45	1,325,838	1,422,416

BHFTII-157

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 03/01/45	2,101,752	$2,252,318
3.500%, 04/01/45	2,043,163	2,190,807
3.500%, 09/01/45	3,840,901	4,112,477
3.500%, 11/01/45	1,307,340	1,399,777
3.500%, 01/01/46	1,489,950	1,595,299
3.500%, 03/01/46	1,462,492	1,559,968
3.500%, 05/01/46	1,068,139	1,139,331
3.500%, 11/01/47	2,505,651	2,656,856
3.500%, 03/01/48	2,029,321	2,147,266
3.500%, 02/01/49	553,524	585,695
3.500%, 08/01/49	697,785	736,523
3.500%, 10/01/49	1,488,825	1,571,479
3.500%, 01/01/50	1,004,108	1,059,852
3.500%, 02/01/50	513,367	541,867
3.500%, 05/01/50	2,053,627	2,167,613
3.500%, 06/01/50	2,800,698	2,958,206
3.500%, 07/01/50	2,226,820	2,354,060
3.500%, 02/01/51	2,946,292	3,133,261
4.000%, 08/01/39	458,923	505,805
4.000%, 09/01/39	406,000	447,475
4.000%, 12/01/39	492,385	542,686
4.000%, 06/01/40	537,798	592,439
4.000%, 09/01/40	298,909	329,278
4.000%, 12/01/40	2,604,409	2,869,022
4.000%, 01/01/41	1,180,602	1,300,553
4.000%, 02/01/41	1,718,025	1,892,579
4.000%, 12/01/41	554,754	612,157
4.000%, 02/01/42	635,117	700,836
4.000%, 09/01/43	856,426	940,291
4.000%, 02/01/44	1,596,056	1,761,741
4.000%, 05/01/44	936,524	1,026,841
4.000%, 08/01/44	1,383,393	1,516,805
4.000%, 10/01/44	593,595	650,840
4.000%, 11/01/44	1,260,076	1,365,085
4.000%, 01/01/45	1,170,851	1,283,765
4.000%, 03/01/45	747,629	817,488
4.000%, 10/01/45	1,127,539	1,232,897
4.000%, 03/01/47	397,157	428,206
4.000%, 05/01/47	438,466	472,745
4.000%, 06/01/47	2,870,597	3,095,021
4.000%, 07/01/47	694,935	749,265
4.000%, 10/01/47	1,023,271	1,103,271
4.000%, 05/01/48	1,208,477	1,294,172
4.000%, 06/01/48	1,071,601	1,147,590
4.000%, 07/01/48	812,359	869,964
4.000%, 09/01/48	406,295	435,106
4.000%, 10/01/48	640,808	686,249
4.000%, 11/01/48	773,164	827,991
4.000%, 04/01/49	1,294,726	1,387,660
4.000%, 02/01/50	1,618,292	1,734,452
4.000%, 03/01/50	1,645,489	1,763,601
4.000%, 09/01/50	1,150,514	1,239,744
4.500%, 08/01/33	107,563	120,433
4.500%, 10/01/33	98,693	110,501
4.500%, 04/01/34	56,256	62,998

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 01/01/39	20,250	22,703
4.500%, 07/01/39	667,311	747,366
4.500%, 09/01/39	931,329	1,043,058
4.500%, 10/01/39	375,434	420,474
4.500%, 05/01/40	613,574	686,770
4.500%, 08/01/40	808,962	903,256
4.500%, 11/01/40	471,379	526,324
4.500%, 12/01/40	954,898	1,066,202
4.500%, 04/01/41	2,431,820	2,720,667
4.500%, 05/01/41	527,629	591,081
4.500%, 03/01/44	370,352	413,371
4.500%, 08/01/47	1,014,228	1,110,634
4.500%, 08/01/48	1,874,364	2,041,388
4.500%, 10/01/48	622,596	678,075
4.500%, 12/01/48	823,548	896,934
4.500%, 09/01/50	2,304,160	2,515,584
5.000%, 07/01/33	51,853	58,795
5.000%, 08/01/33	233,277	264,777
5.000%, 09/01/33	86,984	98,628
5.000%, 10/01/33	937,472	1,067,764
5.000%, 03/01/34	106,048	120,245
5.000%, 04/01/34	224,856	255,805
5.000%, 05/01/34	37,336	42,600
5.000%, 09/01/34	121,773	138,943
5.000%, 02/01/35	53,352	60,874
5.000%, 04/01/35	40,622	46,339
5.000%, 05/01/35	16,929	19,312
5.000%, 11/01/35	71,166	81,181
5.000%, 03/01/36	241,105	275,034
5.000%, 07/01/37	219,794	251,317
5.000%, 01/01/39	180,577	206,476
5.000%, 04/01/40	635,174	721,285
5.000%, 07/01/41	428,006	486,031
5.000%, 04/01/49	1,126,175	1,245,748
5.500%, 10/01/32	11,309	12,264
5.500%, 02/01/33	45,856	52,045
5.500%, 03/01/33	86,785	94,488
5.500%, 08/01/33	354,543	405,528
5.500%, 10/01/33	45,516	52,077
5.500%, 12/01/33	304,726	343,433
5.500%, 02/01/34	50,516	55,085
5.500%, 03/01/34	61,612	70,279
5.500%, 04/01/34	23,660	26,918
5.500%, 06/01/34	93,993	107,220
5.500%, 09/01/34	88,367	100,828
5.500%, 12/01/34	65,327	74,735
5.500%, 01/01/35	76,444	87,305
5.500%, 04/01/35	17,252	18,990
5.500%, 06/01/35	76,079	86,379
5.500%, 01/01/37	86,135	98,724
5.500%, 05/01/37	49,354	56,308
5.500%, 05/01/38	35,306	40,482
5.500%, 06/01/38	49,675	56,784
5.500%, 07/01/38	16,081	17,459
6.000%, 08/01/28	1,061	1,070

BHFTII-158

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 11/01/28	227	$247
6.000%, 12/01/28	389	435
6.000%, 06/01/31	28,075	30,896
6.000%, 09/01/32	38,218	43,940
6.000%, 01/01/33	8,002	8,996
6.000%, 02/01/33	44,344	50,906
6.000%, 03/01/33	51,203	53,594
6.000%, 04/01/33	78,315	85,021
6.000%, 05/01/33	72,136	79,085
6.000%, 05/01/34	63,139	68,312
6.000%, 09/01/34	58,991	65,507
6.000%, 11/01/34	127,758	147,893
6.000%, 01/01/35	40,383	45,233
6.000%, 07/01/36	19,944	23,044
6.000%, 09/01/36	61,213	70,931
6.000%, 07/01/37	42,945	47,374
6.000%, 08/01/37	92,100	106,552
6.000%, 09/01/37	149,282	172,887
6.000%, 10/01/37	60,736	70,059
6.000%, 05/01/38	248,554	288,562
6.000%, 12/01/38	66,100	76,354
6.500%, 05/01/28	17,258	19,460
6.500%, 12/01/28	47,042	50,337
6.500%, 03/01/29	1,693	1,901
6.500%, 04/01/29	13,148	14,928
6.500%, 05/01/29	1,208	1,340
6.500%, 08/01/29	427	472
6.500%, 05/01/30	11,020	11,674
6.500%, 09/01/31	3,238	3,512
6.500%, 06/01/32	9,818	11,468
6.500%, 10/01/33	31,772	34,553
6.500%, 10/01/34	129,070	150,797
6.500%, 10/01/37	37,913	44,061
7.000%, 06/01/26	217	232
7.000%, 06/01/28	5,094	5,356
7.000%, 10/01/29	3,013	3,468
7.000%, 12/01/29	2,511	2,711
7.000%, 06/01/32	38,779	45,681
7.000%, 10/01/37	68,899	82,536
7.500%, 09/01/25	1,275	1,392
7.500%, 06/01/26	1,555	1,735
7.500%, 07/01/29	4,362	4,998
7.500%, 10/01/29	2,092	2,227
8.000%, 11/01/29	56	65
8.000%, 05/01/30	13,245	14,629
8.000%, 11/01/30	777	889
8.000%, 01/01/31	835	943
8.000%, 02/01/31	2,268	2,696
Fannie Mae-ACES 1.610%, 03/25/31	1,866,170	1,875,435
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/27	521,890	546,312
2.500%, 02/01/28	1,065,284	1,112,289
2.500%, 04/01/28	866,097	904,313
2.500%, 12/01/29	1,268,111	1,322,407

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
2.500%, 01/01/31	1,774,350	1,853,665
2.500%, 01/01/32	2,923,359	3,054,282
3.000%, 03/01/27	429,891	454,093
3.000%, 05/01/27	572,785	604,968
3.000%, 11/01/28	774,023	818,474
3.000%, 12/01/29	1,357,248	1,438,845
3.000%, 05/01/31	1,672,108	1,771,879
3.500%, 12/01/25	411,469	439,436
3.500%, 05/01/26	146,115	155,850
3.500%, 09/01/30	1,183,840	1,267,638
4.000%, 05/01/25	192,178	204,911
4.000%, 08/01/25	90,479	96,474
4.000%, 10/01/25	155,363	165,656
5.500%, 01/01/24	60,384	62,642
Freddie Mac 15 Yr. Pool
1.500%, 03/01/36	1,988,896	1,999,634
2.000%, 10/01/35	3,685,490	3,783,700
2.000%, 11/01/35	2,840,763	2,916,462
2.500%, 08/01/35	2,125,254	2,211,694
3.000%, 10/01/32	859,669	909,923
3.000%, 03/01/35	1,566,884	1,653,810
Freddie Mac 20 Yr. Gold Pool
3.000%, 04/01/33	1,352,483	1,431,692
3.000%, 02/01/37	1,469,597	1,551,462
3.500%, 04/01/32	804,478	864,995
4.000%, 01/01/31	347,882	378,313
4.000%, 08/01/31	351,613	382,433
4.500%, 05/01/29	82,073	90,172
5.000%, 03/01/27	37,338	41,649
Freddie Mac 20 Yr. Pool
2.000%, 03/01/41	2,490,423	2,527,144
2.500%, 02/01/41	1,985,416	2,049,821
Freddie Mac 30 Yr. Gold Pool
1.500%, 04/01/51	5,000,000	4,834,299
3.000%, 10/01/42	1,361,654	1,444,235
3.000%, 01/01/43	1,143,373	1,212,709
3.000%, 03/01/43	3,747,426	3,980,756
3.000%, 04/01/43	2,209,107	2,343,230
3.000%, 06/01/43	1,316,377	1,399,094
3.000%, 07/01/43	1,769,507	1,875,416
3.000%, 06/01/45	1,763,986	1,863,075
3.000%, 06/01/46	1,819,190	1,913,374
3.000%, 11/01/46	1,996,523	2,099,888
3.000%, 01/01/47	3,397,835	3,573,750
3.500%, 01/01/42	549,975	594,599
3.500%, 03/01/42	502,357	540,629
3.500%, 02/01/43	823,281	886,005
3.500%, 05/01/43	1,197,438	1,294,093
3.500%, 06/01/43	764,214	825,900
3.500%, 06/01/44	707,242	759,000
3.500%, 10/01/44	841,649	903,246
3.500%, 11/01/44	1,550,433	1,670,586
3.500%, 12/01/44	1,027,442	1,102,633
3.500%, 05/01/45	1,325,447	1,419,723
3.500%, 08/01/45	2,006,998	2,182,221

BHFTII-159

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 11/01/45	1,353,478	$1,449,749
3.500%, 12/01/45	818,505	876,723
3.500%, 03/01/46	2,407,027	2,573,652
3.500%, 06/01/47	1,176,147	1,247,470
3.500%, 08/01/47	777,812	824,979
3.500%, 11/01/47	1,010,178	1,071,437
4.000%, 06/01/39	302,522	333,513
4.000%, 12/01/39	514,916	567,686
4.000%, 11/01/40	442,329	487,478
4.000%, 04/01/41	533,588	589,001
4.000%, 09/01/41	496,370	547,917
4.000%, 10/01/41	1,276,954	1,409,565
4.000%, 11/01/41	452,642	499,648
4.000%, 10/01/43	1,607,698	1,765,434
4.000%, 07/01/44	1,119,505	1,227,640
4.000%, 10/01/44	867,306	951,081
4.000%, 07/01/45	1,392,450	1,523,227
4.000%, 01/01/46	1,345,833	1,472,232
4.000%, 02/01/46	733,309	802,180
4.000%, 06/01/47	1,280,875	1,381,206
4.000%, 10/01/47	665,528	717,659
4.000%, 11/01/47	678,936	732,117
4.000%, 03/01/48	1,058,321	1,141,219
4.000%, 05/01/48	523,604	560,831
4.000%, 10/01/48	603,629	646,522
4.000%, 11/01/48	712,483	763,139
4.000%, 01/01/49	425,692	455,941
4.500%, 10/01/35	166,783	188,586
4.500%, 06/01/38	246,226	278,414
4.500%, 02/01/39	163,126	182,960
4.500%, 03/01/39	161,969	181,453
4.500%, 04/01/39	309,631	346,877
4.500%, 09/01/39	262,734	294,339
4.500%, 10/01/39	703,617	788,256
4.500%, 11/01/39	197,756	221,544
4.500%, 01/01/40	208,861	233,985
4.500%, 05/01/40	281,071	314,016
4.500%, 11/01/40	439,115	490,584
4.500%, 02/01/41	85,590	95,902
4.500%, 05/01/41	234,225	262,456
4.500%, 06/01/41	171,285	191,929
4.500%, 12/01/43	395,593	442,467
4.500%, 12/01/45	512,573	572,126
4.500%, 08/01/47	959,943	1,051,499
4.500%, 08/01/48	436,196	475,129
4.500%, 10/01/48	776,526	845,835
4.500%, 12/01/48	488,689	532,307
5.000%, 10/01/33	299,514	339,726
5.000%, 03/01/34	37,855	43,212
5.000%, 08/01/35	209,252	238,830
5.000%, 09/01/35	69,086	78,850
5.000%, 10/01/35	56,078	64,001
5.000%, 01/01/36	180,937	206,508
5.000%, 04/01/38	92,470	105,710
5.000%, 11/01/39	600,323	684,082

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.000%, 05/01/40	673,483	764,913
5.500%, 06/01/34	100,427	114,179
5.500%, 10/01/35	82,624	91,799
5.500%, 12/01/35	206,733	236,497
5.500%, 01/01/36	155,929	178,613
5.500%, 12/01/37	147,851	168,977
5.500%, 04/01/38	673,376	770,933
5.500%, 07/01/38	76,540	87,833
5.500%, 08/01/38	229,000	261,744
6.000%, 11/01/28	3,491	3,867
6.000%, 12/01/28	2,175	2,437
6.000%, 04/01/29	1,321	1,463
6.000%, 06/01/31	1,147	1,264
6.000%, 07/01/31	278	317
6.000%, 09/01/31	41,791	44,740
6.000%, 11/01/32	10,501	11,901
6.000%, 06/01/34	37,857	41,504
6.000%, 11/01/35	34,409	39,210
6.000%, 02/01/36	40,632	44,868
6.000%, 08/01/36	22,556	26,018
6.000%, 10/01/36	66,650	77,338
6.000%, 11/01/36	20,247	22,230
6.000%, 01/01/37	22,852	25,543
6.000%, 02/01/38	70,200	81,262
6.000%, 11/01/39	577,755	671,404
6.000%, 04/01/40	201,317	235,752
6.500%, 02/01/30	3,968	4,435
6.500%, 08/01/31	3,802	4,426
6.500%, 10/01/31	5,549	6,043
6.500%, 11/01/31	8,269	9,666
6.500%, 03/01/32	139,010	161,725
6.500%, 04/01/32	137,767	160,604
6.500%, 09/01/36	168,705	199,259
6.500%, 11/01/37	50,715	59,102
7.000%, 12/01/27	541	613
7.000%, 11/01/28	1,136	1,303
7.000%, 04/01/29	1,340	1,547
7.000%, 05/01/29	482	535
7.000%, 07/01/29	190	201
7.000%, 01/01/31	34,879	37,564
7.500%, 10/01/27	3,174	3,596
7.500%, 10/01/29	5,267	6,137
7.500%, 05/01/30	9,263	10,685
8.000%, 02/01/27	1,286	1,456
8.000%, 10/01/28	2,255	2,558
Freddie Mac 30 Yr. Pool
1.500%, 03/01/51	3,989,143	3,858,548
2.000%, 10/01/50	10,523,209	10,509,163
2.000%, 11/01/50	4,872,142	4,865,639
2.000%, 12/01/50	7,864,989	7,854,491
2.000%, 01/01/51	11,861,777	11,845,944
2.000%, 02/01/51	4,965,957	4,959,328
2.000%, 04/01/51	4,000,000	3,994,579
2.500%, 03/01/50	2,924,555	3,001,086
2.500%, 07/01/50	10,367,536	10,638,840

BHFTII-160

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Pool
2.500%, 09/01/50	4,508,418	$4,626,397
2.500%, 10/01/50	3,628,481	3,723,433
2.500%, 12/01/50	4,880,924	5,008,914
2.500%, 04/01/51	5,500,000	5,652,056
3.000%, 01/01/48	790,562	825,741
3.000%, 09/01/49	2,035,488	2,117,708
3.000%, 12/01/49	2,538,956	2,641,514
3.000%, 02/01/50	1,301,691	1,354,271
3.000%, 04/01/50	2,331,831	2,427,043
3.000%, 05/01/50	2,063,468	2,147,722
3.000%, 07/01/50	1,886,077	1,964,963
3.000%, 11/01/50	5,730,840	5,987,612
3.500%, 10/01/47	1,028,518	1,090,722
3.500%, 04/01/49	821,309	866,879
3.500%, 05/01/49	523,845	552,910
3.500%, 10/01/49	1,087,470	1,147,807
3.500%, 03/01/50	1,576,361	1,663,824
3.500%, 06/01/50	2,837,371	2,996,949
3.500%, 08/01/50	3,408,525	3,606,378
4.000%, 02/01/49	404,870	433,627
4.000%, 06/01/49	819,697	878,583
4.000%, 06/01/50	2,120,763	2,284,814
4.500%, 01/01/49	438,188	477,233
4.500%, 09/01/49	1,156,060	1,261,272
Freddie Mac Multifamily Structured Pass-Through Certificates
2.519%, 07/25/29	2,250,000	2,373,884
2.785%, 06/25/29	1,800,000	1,934,529
3.060%, 07/25/23 (a)	2,000,000	2,109,475
3.117%, 06/25/27	2,000,000	2,191,612
3.171%, 10/25/24	975,000	1,053,400
3.187%, 09/25/27 (a)	1,265,000	1,393,223
3.194%, 07/25/27	685,000	753,928
3.458%, 08/25/23 (a)	2,000,000	2,130,055
3.780%, 10/25/28 (a)	4,000,000	4,550,702
3.920%, 09/25/28 (a)	2,900,000	3,342,056
3.926%, 07/25/28 (a)	2,500,000	2,864,653
Ginnie Mae I 15 Yr. Pool 3.000%, 08/15/28	812,843	858,836
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/42	1,049,908	1,105,957
3.000%, 12/15/42	1,051,095	1,122,082
3.000%, 02/15/43	742,861	793,031
3.000%, 03/15/43	759,509	798,849
3.000%, 05/15/43	1,121,458	1,179,546
3.000%, 07/15/43	719,572	756,843
3.500%, 02/15/42	345,391	372,166
4.000%, 07/15/39	704,374	775,306
4.000%, 07/15/40	391,130	430,655
4.500%, 01/15/39	111,195	124,203
4.500%, 04/15/39	330,871	370,033
4.500%, 05/15/39	651,226	734,371
4.500%, 08/15/39	281,467	314,781
4.500%, 01/15/40	304,935	341,026
4.500%, 04/15/40	104,284	118,024
4.500%, 02/15/41	130,617	146,980

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.500%, 04/15/41	120,679	135,064
5.000%, 12/15/35	120,066	133,184
5.000%, 12/15/36	62,675	68,117
5.000%, 01/15/39	364,588	403,972
5.000%, 02/15/39	54,957	61,163
5.000%, 08/15/39	467,875	517,870
5.000%, 09/15/39	86,194	95,295
5.000%, 12/15/39	232,992	257,727
5.000%, 05/15/40	317,858	348,734
5.500%, 03/15/36	52,961	57,373
5.500%, 01/15/37	154,457	170,407
5.500%, 11/15/37	264,082	296,684
5.500%, 09/15/38	19,717	21,100
5.500%, 08/15/39	323,801	365,202
6.000%, 01/15/29	1,210	1,318
6.000%, 01/15/33	93,008	106,582
6.000%, 03/15/35	72,893	84,084
6.000%, 12/15/35	49,138	55,149
6.000%, 06/15/36	60,253	69,141
6.000%, 09/15/36	71,810	82,424
6.000%, 07/15/38	432,269	498,256
6.500%, 05/15/23	387	389
6.500%, 02/15/27	10,022	10,915
6.500%, 07/15/28	5,725	6,322
6.500%, 08/15/28	4,719	5,200
6.500%, 11/15/28	2,435	2,752
6.500%, 12/15/28	4,682	5,028
6.500%, 07/15/29	1,527	1,625
6.500%, 05/15/36	91,498	106,367
7.000%, 01/15/28	722	810
7.000%, 05/15/28	3,877	4,135
7.000%, 06/15/28	4,390	4,951
7.000%, 10/15/28	4,661	5,172
7.000%, 09/15/29	1,023	1,039
7.000%, 01/15/31	1,041	1,110
7.000%, 03/15/31	556	613
7.000%, 07/15/31	177,817	206,742
7.000%, 08/15/31	38,671	45,232
7.000%, 07/15/32	11,755	13,827
8.000%, 08/15/26	1,009	1,120
8.000%, 09/15/26	1,579	1,715
9.000%, 11/15/24	36	36
Ginnie Mae II 30 Yr. Pool
2.000%, 11/20/50	5,921,418	5,982,832
2.000%, 01/20/51	2,982,245	3,013,175
2.000%, 03/20/51	5,000,000	5,051,942
2.500%, 02/20/50	1,869,119	1,928,840
2.500%, 06/20/50	6,285,449	6,486,276
2.500%, 07/20/50	4,735,138	4,886,431
2.500%, 09/20/50	6,833,329	7,051,662
2.500%, 10/20/50	1,962,712	2,025,423
2.500%, 11/20/50	2,959,451	3,054,009
2.500%, 12/20/50	2,971,056	3,065,984
3.000%, 12/20/42	1,043,723	1,108,508
3.000%, 03/20/43	1,730,318	1,861,294

BHFTII-161

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.000%, 12/20/44	1,025,889	$1,085,754
3.000%, 04/20/45	960,936	1,016,489
3.000%, 08/20/45	1,628,209	1,722,338
3.000%, 11/20/45	901,601	953,723
3.000%, 01/20/46	1,543,644	1,632,884
3.000%, 09/20/46	1,768,916	1,865,853
3.000%, 10/20/46	1,789,434	1,887,495
3.000%, 11/20/46	1,861,483	1,963,492
3.000%, 01/20/47	1,902,347	2,006,595
3.000%, 04/20/47	805,976	848,551
3.000%, 02/20/48	1,294,156	1,362,518
3.000%, 10/20/49	1,577,534	1,656,024
3.000%, 12/20/49	2,868,003	3,008,987
3.000%, 01/20/50	4,051,982	4,246,321
3.000%, 05/20/50	3,065,457	3,192,028
3.000%, 07/20/50	2,139,453	2,233,998
3.000%, 11/20/50	7,796,300	8,163,454
3.000%, 01/20/51	2,957,771	3,105,646
3.500%, 12/20/41	613,822	663,781
3.500%, 08/20/42	582,690	630,190
3.500%, 01/20/43	1,811,056	1,983,770
3.500%, 04/20/43	801,970	893,834
3.500%, 05/20/43	1,238,118	1,338,937
3.500%, 07/20/44	1,356,759	1,466,194
3.500%, 02/20/45	1,414,387	1,528,469
3.500%, 06/20/45	910,061	977,240
3.500%, 08/20/45	2,146,062	2,304,482
3.500%, 09/20/45	2,474,502	2,657,167
3.500%, 10/20/45	1,448,002	1,554,891
3.500%, 12/20/45	1,318,748	1,416,097
3.500%, 01/20/46	1,264,163	1,357,482
3.500%, 02/20/46	1,044,369	1,121,464
3.500%, 06/20/46	1,197,780	1,278,807
3.500%, 02/20/47	1,876,227	2,003,150
3.500%, 03/20/47	1,659,129	1,766,449
3.500%, 09/20/47	724,838	771,724
3.500%, 12/20/47	3,499,314	3,725,665
3.500%, 10/20/48	355,217	377,127
3.500%, 05/20/49	728,428	770,381
3.500%, 07/20/49	800,349	845,899
3.500%, 09/20/49	2,244,373	2,370,572
3.500%, 10/20/49	1,425,421	1,505,571
3.500%, 11/20/49	1,997,578	2,108,535
3.500%, 12/20/49	1,296,117	1,368,111
3.500%, 02/20/50	1,706,727	1,800,946
3.500%, 06/20/50	1,681,964	1,775,316
3.500%, 02/20/51	4,981,162	5,252,742
4.000%, 11/20/40	559,802	617,611
4.000%, 12/20/40	758,874	837,955
4.000%, 05/20/43	1,348,005	1,515,083
4.000%, 11/20/43	387,986	427,359
4.000%, 04/20/44	554,030	611,635
4.000%, 05/20/44	669,698	739,328
4.000%, 09/20/44	1,076,642	1,188,584
4.000%, 10/20/44	1,541,340	1,701,599

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 11/20/44	293,332	323,831
4.000%, 10/20/45	1,114,671	1,219,925
4.000%, 11/20/45	594,068	650,164
4.000%, 02/20/47	1,328,617	1,433,154
4.000%, 03/20/47	268,168	289,268
4.000%, 04/20/47	1,104,175	1,189,997
4.000%, 09/20/47	1,006,603	1,084,841
4.000%, 07/20/48	762,067	819,014
4.000%, 08/20/48	542,810	583,373
4.000%, 09/20/48	956,199	1,027,653
4.000%, 07/20/49	1,150,597	1,226,040
4.000%, 05/20/50	1,507,064	1,605,881
4.500%, 08/20/40	455,051	509,610
4.500%, 12/20/40	324,641	363,565
4.500%, 04/20/41	256,215	287,029
4.500%, 03/20/42	240,660	269,604
4.500%, 10/20/43	337,113	376,061
4.500%, 02/20/44	692,102	772,063
4.500%, 04/20/45	601,373	670,852
4.500%, 03/20/47	648,570	711,696
4.500%, 11/20/47	608,590	662,805
4.500%, 08/20/48	1,476,381	1,599,049
4.500%, 03/20/49	581,483	629,796
5.000%, 08/20/40	222,470	252,105
5.000%, 10/20/40	246,283	279,090
5.000%, 06/20/44	534,188	605,345
5.000%, 10/20/48	673,911	735,838
5.000%, 01/20/49	497,516	543,233
6.500%, 06/20/31	10,332	11,769
6.500%, 11/20/38	220,474	259,872
7.500%, 02/20/28	1,025	1,143

		782,101,224

Federal Agencies—1.6%
Federal Home Loan Bank
0.500%, 04/14/25	1,500,000	1,487,490
2.875%, 09/13/24	1,800,000	1,944,954
3.000%, 10/12/21	7,700,000	7,820,351
3.250%, 11/16/28 (b)	2,700,000	3,036,285
Federal Home Loan Mortgage Corp.
0.250%, 06/08/22	4,000,000	4,005,360
1.125%, 08/12/21	2,500,000	2,509,900
1.500%, 02/12/25	2,500,000	2,585,300
6.250%, 07/15/32	1,600,000	2,305,984
6.750%, 03/15/31	900,000	1,303,128
Federal National Mortgage Association
0.750%, 10/08/27	1,500,000	1,443,855
2.125%, 04/24/26	3,500,000	3,697,330
2.625%, 09/06/24 (b)	3,800,000	4,080,858
6.625%, 11/15/30	2,450,000	3,491,372
Tennessee Valley Authority
3.500%, 12/15/42	1,600,000	1,795,024
5.250%, 09/15/39	1,350,000	1,849,568

		43,356,759

BHFTII-162

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—37.0%
U.S. Treasury Bonds
1.125%, 05/15/40 (b)	7,100,000	$5,799,813
1.125%, 08/15/40 (b)	6,200,000	5,045,250
1.250%, 05/15/50	6,200,000	4,685,844
1.375%, 11/15/40	7,500,000	6,385,547
1.375%, 08/15/50	8,400,000	6,563,813
1.625%, 11/15/50 (b)	8,200,000	6,840,594
1.875%, 02/15/51	2,300,000	2,041,250
2.000%, 02/15/50 (b)	8,600,000	7,875,719
2.250%, 08/15/46	3,000,000	2,915,156
2.250%, 08/15/49	12,000,000	11,619,375
2.500%, 05/15/46	4,800,000	4,896,750
2.750%, 08/15/42	4,820,000	5,174,722
2.750%, 11/15/42	1,200,000	1,287,000
2.750%, 08/15/47	3,000,000	3,210,469
2.750%, 11/15/47	800,000	856,500
2.875%, 05/15/43	3,260,000	3,567,663
2.875%, 08/15/45	5,200,000	5,683,438
2.875%, 11/15/46	4,600,000	5,031,250
2.875%, 05/15/49	2,300,000	2,528,922
3.000%, 11/15/44	2,600,000	2,900,625
3.000%, 05/15/45 (b)	3,100,000	3,458,922
3.000%, 02/15/47	7,000,000	7,840,000
3.000%, 05/15/47	5,800,000	6,498,719
3.000%, 08/15/48 (b)	11,200,000	12,584,250
3.000%, 02/15/49	7,300,000	8,212,500
3.125%, 11/15/41	3,000,000	3,419,063
3.125%, 02/15/43	3,270,000	3,722,691
3.125%, 08/15/44	4,700,000	5,352,125
3.375%, 05/15/44	3,000,000	3,554,531
3.375%, 11/15/48	10,000,000	12,025,000
3.500%, 02/15/39	1,872,000	2,243,183
3.625%, 08/15/43	2,600,000	3,193,125
3.625%, 02/15/44	2,420,000	2,977,356
3.750%, 08/15/41	2,800,000	3,484,688
3.750%, 11/15/43	2,600,000	3,254,469
4.250%, 05/15/39 (b)	2,200,000	2,890,594
4.250%, 11/15/40	2,780,000	3,678,288
4.375%, 11/15/39	1,900,000	2,539,469
4.375%, 05/15/40	1,220,000	1,635,753
4.375%, 05/15/41 (b)	1,350,000	1,818,914
4.500%, 02/15/36	600,000	793,875
4.500%, 05/15/38	2,000,000	2,683,125
4.625%, 02/15/40	1,300,000	1,792,578
5.000%, 05/15/37 (b)	1,560,000	2,190,094
5.250%, 02/15/29 (b)	750,000	959,063
5.375%, 02/15/31	3,675,000	4,911,293
6.250%, 08/15/23	7,700,000	8,796,047
6.250%, 05/15/30	2,500,000	3,487,109
7.125%, 02/15/23 (b)	11,125,000	12,564,297
7.250%, 08/15/22	6,120,000	6,714,548
U.S. Treasury Notes
0.125%, 07/31/22 (b)	10,000,000	10,001,172
0.125%, 08/31/22	5,000,000	5,000,000
0.125%, 09/30/22	5,000,000	4,999,609
0.125%, 10/31/22	4,000,000	3,999,531

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.125%, 11/30/22	7,000,000	6,998,359
0.125%, 02/28/23	14,000,000	13,991,250
0.125%, 07/15/23	13,500,000	13,474,687
0.125%, 08/15/23	8,000,000	7,981,875
0.125%, 09/15/23	12,000,000	11,967,188
0.125%, 10/15/23 (b)	15,000,000	14,951,953
0.250%, 06/15/23 (b)	15,000,000	15,017,578
0.250%, 06/30/25	23,100,000	22,630,781
0.250%, 07/31/25 (b)	7,000,000	6,846,875
0.250%, 08/31/25 (b)	5,100,000	4,981,266
0.250%, 09/30/25 (b)	13,000,000	12,680,078
0.375%, 11/30/25	6,100,000	5,966,801
0.375%, 01/31/26 (b)	15,200,000	14,821,188
0.375%, 07/31/27	3,100,000	2,928,531
0.500%, 03/31/25	4,000,000	3,974,375
0.500%, 02/28/26	6,100,000	5,980,859
0.500%, 04/30/27	8,000,000	7,663,125
0.500%, 10/31/27 (b)	13,100,000	12,408,156
0.625%, 11/30/27 (b)	7,000,000	6,675,156
0.625%, 05/15/30 (b)	10,000,000	9,103,125
0.625%, 08/15/30 (b)	11,100,000	10,061,109
0.750%, 01/31/28 (b)	13,100,000	12,559,625
0.875%, 11/15/30 (b)	14,200,000	13,135,000
1.125%, 02/28/25	3,800,000	3,871,250
1.125%, 02/15/31	8,400,000	7,936,687
1.250%, 07/31/23	8,600,000	8,807,609
1.500%, 10/31/24 (b)	8,100,000	8,377,172
1.500%, 11/30/24	7,600,000	7,858,281
1.500%, 08/15/26	5,600,000	5,735,188
1.500%, 01/31/27	8,000,000	8,157,500
1.500%, 02/15/30	8,300,000	8,200,141
1.625%, 11/15/22	12,800,000	13,107,500
1.625%, 05/31/23	7,900,000	8,143,172
1.625%, 02/15/26 (b)	6,400,000	6,618,500
1.625%, 05/15/26	10,900,000	11,257,656
1.625%, 09/30/26	6,000,000	6,179,531
1.625%, 08/15/29 (b)	4,500,000	4,516,875
1.750%, 05/15/22 (b)	8,000,000	8,146,875
1.750%, 05/31/22	5,100,000	5,197,617
1.750%, 07/15/22	9,000,000	9,189,844
1.750%, 05/15/23	12,720,000	13,139,362
1.750%, 06/30/24	7,600,000	7,924,781
1.875%, 04/30/22 (b)	12,100,000	12,333,019
1.875%, 07/31/22	11,100,000	11,360,590
1.875%, 08/31/22	7,400,000	7,582,977
1.875%, 09/30/22 (b)	16,900,000	17,341,644
1.875%, 08/31/24	10,200,000	10,683,703
1.875%, 06/30/26	6,900,000	7,211,039
2.000%, 11/30/22	6,700,000	6,906,758
2.000%, 02/15/23	6,900,000	7,136,918
2.000%, 05/31/24	8,400,000	8,821,312
2.000%, 02/15/25 (b)	17,600,000	18,537,750
2.000%, 08/15/25	5,100,000	5,374,125
2.000%, 11/15/26	7,300,000	7,659,867
2.125%, 12/31/22 (b)	7,200,000	7,447,781

BHFTII-163

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.125%, 02/29/24	12,000,000	$12,622,500
2.125%, 03/31/24	13,100,000	13,790,820
2.125%, 05/15/25 (b)	16,500,000	17,465,508
2.125%, 05/31/26	6,800,000	7,194,719
2.250%, 11/15/24	6,700,000	7,110,898
2.250%, 11/15/25	10,800,000	11,501,156
2.250%, 02/15/27	7,800,000	8,285,062
2.250%, 08/15/27	11,100,000	11,764,266
2.250%, 11/15/27	7,600,000	8,045,312
2.375%, 08/15/24	9,600,000	10,216,500
2.375%, 05/15/27	8,000,000	8,550,000
2.375%, 05/15/29	6,800,000	7,227,125
2.500%, 03/31/23	7,800,000	8,164,102
2.500%, 02/28/26	6,700,000	7,215,063
2.625%, 12/31/23	6,900,000	7,340,414
2.625%, 02/15/29	8,300,000	8,979,562
2.750%, 04/30/23	7,500,000	7,899,023
2.750%, 08/31/23 (b)	4,800,000	5,091,750
2.750%, 11/15/23 (b)	6,335,000	6,746,775
2.750%, 02/15/24	12,400,000	13,262,187
2.750%, 02/28/25	6,900,000	7,467,633
2.750%, 02/15/28	16,000,000	17,450,000
2.875%, 04/30/25	8,400,000	9,146,156
2.875%, 07/31/25	6,600,000	7,198,641
2.875%, 05/15/28	5,900,000	6,485,391
2.875%, 08/15/28	6,000,000	6,599,063
3.125%, 11/15/28	8,000,000	8,946,250

		1,027,513,521

Total U.S. Treasury & Government Agencies (Cost $1,820,622,256)		1,852,971,504

Corporate Bonds & Notes—28.1%

Aerospace/Defense—0.6%
Boeing Co. (The)
5.150%, 05/01/30	3,800,000	4,376,232
5.930%, 05/01/60	1,100,000	1,407,032
7.250%, 06/15/25	460,000	556,853
General Dynamics Corp. 3.000%, 05/11/21	1,000,000	1,002,760
Lockheed Martin Corp.
3.550%, 01/15/26 (b)	1,000,000	1,103,850
4.090%, 09/15/52 (b)	954,000	1,117,516
Northrop Grumman Corp. 3.250%, 01/15/28	1,100,000	1,178,111
Northrop Grumman Systems Corp. 7.750%, 02/15/31 (b)	515,000	736,707
Raytheon Technologies Corp.
3.125%, 05/04/27 (b)	2,000,000	2,149,500
4.500%, 06/01/42 (b)	2,645,000	3,139,086
7.500%, 09/15/29 (b)	200,000	274,600

		17,042,247

Agriculture—0.3%
Altria Group, Inc.
4.000%, 01/31/24 (b)	1,000,000	1,086,400
5.950%, 02/14/49 (b)	1,200,000	1,497,972
Philip Morris International, Inc. 3.250%, 11/10/24 (b)	2,000,000	2,167,160
Reynolds American, Inc. 4.450%, 06/12/25	3,800,000	4,217,848

		8,969,380

Airlines—0.1%
Southwest Airlines Co. 5.125%, 06/15/27	1,900,000	2,186,026

Apparel—0.1%
NIKE, Inc. 2.750%, 03/27/27 (b)	2,000,000	2,135,060

Auto Manufacturers—0.5%
American Honda Finance Corp. 2.300%, 09/09/26 (b)	1,100,000	1,145,628
Daimler Finance North America LLC 8.500%, 01/18/31	1,050,000	1,556,121
General Motors Financial Co., Inc.
3.200%, 07/06/21	2,000,000	2,009,120
4.350%, 01/17/27	3,200,000	3,551,616
Toyota Motor Credit Corp.
3.300%, 01/12/22	2,000,000	2,046,000
3.375%, 04/01/30 (b)	2,600,000	2,823,444

		13,131,929

Banks—5.7%
Banco Santander S.A. 4.379%, 04/12/28 (b)	2,200,000	2,452,318
Bank of America Corp.
2.625%, 04/19/21 (b)	1,000,000	1,000,930
2.676%, SOFR + 1.930%, 06/19/41 (a) (b)	3,000,000	2,811,480
3.300%, 01/11/23 (b)	4,075,000	4,283,395
4.100%, 07/24/23	2,905,000	3,139,753
4.200%, 08/26/24	3,000,000	3,307,170
5.875%, 02/07/42	3,000,000	4,075,020
Bank of Montreal 1.900%, 08/27/21	1,000,000	1,006,720
Bank of New York Mellon Corp. (The) 3.442%, 3M LIBOR + 1.069%, 02/07/28 (a)	1,800,000	1,978,470
Bank of Nova Scotia (The) 2.700%, 03/07/22	3,000,000	3,068,820
Barclays plc 4.375%, 01/12/26	3,500,000	3,899,070
Capital One N.A. 2.250%, 09/13/21	3,000,000	3,020,250
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (a) (b)	2,500,000	2,496,450
3.200%, 10/21/26	1,700,000	1,828,299
4.412%, SOFR + 3.914%, 03/31/31 (a)	2,900,000	3,296,749
4.650%, 07/23/48	2,300,000	2,821,295

BHFTII-164

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc.
Cooperatieve Rabobank UA 5.250%, 05/24/41	1,640,000	$2,123,767
Credit Suisse Group AG 4.550%, 04/17/26	2,700,000	3,022,596
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	1,000,000	1,042,700
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (a)	2,000,000	2,003,860
4.250%, 10/14/21	900,000	916,749
Discover Bank 2.450%, 09/12/24	1,400,000	1,466,374
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,898,976
Goldman Sachs Group, Inc. (The)
3.850%, 01/26/27 (b)	1,900,000	2,084,110
4.000%, 03/03/24	2,000,000	2,180,800
4.223%, 3M LIBOR + 1.301%, 05/01/29 (a)	1,900,000	2,132,256
6.125%, 02/15/33 (b)	2,075,000	2,756,305
HSBC Holdings plc
3.973%, 3M LIBOR + 1.610%, 05/22/30 (a)	3,500,000	3,788,120
6.500%, 09/15/37	2,405,000	3,216,760
JPMorgan Chase & Co.
2.950%, 10/01/26	2,000,000	2,137,800
3.250%, 09/23/22 (b)	2,850,000	2,971,353
3.882%, 3M LIBOR + 1.360%, 07/24/38 (a) (b)	2,100,000	2,321,550
3.900%, 07/15/25 (b)	4,700,000	5,185,510
3.964%, 3M LIBOR + 1.380%, 11/15/48 (a) (b)	2,400,000	2,646,768
KeyBank N.A. 3.300%, 06/01/25 (b)	3,800,000	4,126,838
KFW
0.250%, 10/19/23	5,000,000	4,989,650
1.750%, 09/14/29 (b)	2,000,000	2,007,540
2.375%, 08/25/21	1,945,000	1,961,980
Landwirtschaftliche Rentenbank 2.000%, 01/13/25	1,500,000	1,575,420
Lloyds Banking Group plc
3.574%, 3M LIBOR + 1.205%, 11/07/28 (a)	1,800,000	1,942,614
4.650%, 03/24/26	1,700,000	1,903,660
Mitsubishi UFJ Financial Group, Inc.
2.998%, 02/22/22	1,900,000	1,943,947
3.850%, 03/01/26	1,000,000	1,105,050
Mizuho Financial Group, Inc. 4.018%, 03/05/28 (b)	1,800,000	2,003,184
Morgan Stanley
4.300%, 01/27/45	1,900,000	2,230,106
4.350%, 09/08/26	3,800,000	4,290,200
7.250%, 04/01/32	1,850,000	2,599,084
National Australia Bank, Ltd. 2.800%, 01/10/22 (b)	1,900,000	1,937,411
Natwest Group plc
3.498%, 3M LIBOR + 1.480%, 05/15/23 (a)	1,000,000	1,030,500
3.875%, 09/12/23	1,000,000	1,072,400
Oesterreichische Kontrollbank AG 2.875%, 03/13/23	1,300,000	1,365,897

Banks—(Continued)
PNC Bank N.A. 2.950%, 02/23/25	4,100,000	4,379,333
Santander UK Group Holdings plc 2.875%, 08/05/21	1,500,000	1,512,525
Sumitomo Mitsui Financial Group, Inc. 2.632%, 07/14/26	4,700,000	4,920,571
Toronto-Dominion Bank (The) 3.500%, 07/19/23 (b)	3,000,000	3,212,820
U.S. Bancorp 3.600%, 09/11/24 (b)	3,000,000	3,279,000
Wells Fargo & Co.
2.879%, 3M LIBOR + 1.170%, 10/30/30 (a)	2,400,000	2,473,440
3.000%, 10/23/26	2,000,000	2,139,920
5.013%, 3M LIBOR + 4.240%, 04/04/51 (a)	1,000,000	1,281,390
5.606%, 01/15/44 (b)	2,200,000	2,803,592
Wells Fargo Bank N.A. 5.950%, 08/26/36 (b)	1,900,000	2,491,033
Westpac Banking Corp. 2.800%, 01/11/22	2,000,000	2,039,240

		157,000,888

Beverages—0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/25 (b)	1,800,000	1,999,314
4.439%, 10/06/48	1,165,000	1,309,029
4.600%, 06/01/60	1,600,000	1,812,896
5.550%, 01/23/49	1,900,000	2,450,259
Coca-Cola Co. (The) 1.650%, 06/01/30	2,400,000	2,289,864
Constellation Brands, Inc. 3.150%, 08/01/29	2,900,000	3,037,866
Diageo Capital plc 2.375%, 10/24/29	1,400,000	1,411,508
Keurig Dr Pepper, Inc.
4.057%, 05/25/23	503,000	539,573
4.597%, 05/25/28 (b)	1,200,000	1,386,708
PepsiCo, Inc.
2.750%, 03/19/30 (b)	1,800,000	1,882,404
4.450%, 04/14/46	2,300,000	2,776,261

		20,895,682

Biotechnology—0.2%
Amgen, Inc.
2.600%, 08/19/26	1,200,000	1,261,380
4.663%, 06/15/51	1,000,000	1,217,330
Biogen, Inc. 4.050%, 09/15/25	1,300,000	1,444,547
Gilead Sciences, Inc. 3.650%, 03/01/26 (b)	3,000,000	3,296,550

		7,219,807

Building Materials—0.1%
Carrier Global Corp. 2.493%, 02/15/27 (b)	2,000,000	2,069,740

BHFTII-165

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.4%
Dow Chemical Co. (The)
4.375%, 11/15/42	1,000,000	$1,137,390
9.400%, 05/15/39	650,000	1,098,520
DuPont de Nemours, Inc. 5.419%, 11/15/48 (b)	1,600,000	2,085,312
LyondellBasell Industries NV 4.625%, 02/26/55 (b)	1,400,000	1,568,714
Nutrien, Ltd. 4.200%, 04/01/29	2,200,000	2,476,166
Sherwin-Williams Co. (The) 3.450%, 06/01/27 (b)	1,800,000	1,962,252

		10,328,354

Commercial Services—0.2%
Global Payments, Inc. 2.900%, 05/15/30	900,000	918,765
Massachusetts Institute of Technology 2.294%, 07/01/51 (b)	1,200,000	1,071,072
PayPal Holdings, Inc. 2.850%, 10/01/29	3,000,000	3,124,140
Yale University 2.402%, 04/15/50	2,000,000	1,829,740

		6,943,717

Computers—0.6%
Apple, Inc.
2.400%, 05/03/23 (b)	4,072,000	4,250,639
2.550%, 08/20/60 (b)	1,000,000	863,650
4.650%, 02/23/46	2,700,000	3,380,913
Dell International LLC / EMC Corp. 5.300%, 10/01/29 (144A) (b)	1,800,000	2,104,758
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	1,400,000	1,595,832
International Business Machines Corp.
3.300%, 05/15/26 (b)	1,900,000	2,068,112
4.000%, 06/20/42	3,200,000	3,598,464

		17,862,368

Cosmetics/Personal Care—0.2%
Procter & Gamble Co. (The)
2.300%, 02/06/22	1,600,000	1,627,728
3.550%, 03/25/40 (b)	900,000	1,000,701
Unilever Capital Corp.
2.900%, 05/05/27 (b)	1,500,000	1,614,720
5.900%, 11/15/32	1,500,000	2,024,925

		6,268,074

Diversified Financial Services—0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.650%, 07/21/27 (b)	1,900,000	1,987,096
Air Lease Corp.
2.875%, 01/15/26 (b)	900,000	931,491
4.250%, 02/01/24 (b)	900,000	976,167

Diversified Financial Services—(Continued)
American Express Credit Corp. 3.300%, 05/03/27 (b)	3,000,000	3,286,680
BlackRock, Inc. 3.500%, 03/18/24 (b)	3,800,000	4,147,016
Charles Schwab Corp. (The) 4.625%, 03/22/30 (b)	900,000	1,065,339
GE Capital International Funding Co. 4.418%, 11/15/35	2,700,000	3,089,772
Intercontinental Exchange, Inc.
3.000%, 06/15/50 (b)	1,000,000	925,990
3.750%, 12/01/25 (b)	1,000,000	1,098,700
Mastercard, Inc. 3.350%, 03/26/30 (b)	1,700,000	1,871,207
Nomura Holdings, Inc. 2.679%, 07/16/30	1,000,000	978,290
Visa, Inc. 1.100%, 02/15/31 (b)	3,100,000	2,822,798

		23,180,546

Electric—2.0%
CenterPoint Energy Houston Electric LLC 4.500%, 04/01/44	2,300,000	2,746,936
CMS Energy Corp. 4.750%, 5Y H15 + 4.116%, 06/01/50 (a) (b)	1,500,000	1,627,740
Commonwealth Edison Co. 3.000%, 03/01/50 (b)	900,000	857,232
Connecticut Light & Power Co. (The) 4.000%, 04/01/48 (b)	1,000,000	1,133,970
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	3,070,000	3,325,977
Dominion Energy, Inc.
3.900%, 10/01/25	1,900,000	2,090,057
4.600%, 03/15/49 (b)	800,000	948,992
DTE Electric Co. 3.700%, 03/15/45 (b)	2,000,000	2,130,300
Duke Energy Carolinas LLC 5.300%, 02/15/40	2,000,000	2,576,740
Duke Energy Corp. 2.650%, 09/01/26	2,300,000	2,411,320
Entergy Louisiana LLC 4.000%, 03/15/33 (b)	1,000,000	1,139,080
Evergy, Inc. 2.900%, 09/15/29	1,500,000	1,533,495
Exelon Corp.
3.400%, 04/15/26	1,000,000	1,083,330
5.625%, 06/15/35	1,500,000	1,903,950
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	2,337,602
Georgia Power Co. 4.300%, 03/15/42	2,000,000	2,235,300
MidAmerican Energy Co.
3.650%, 04/15/29 (b)	1,700,000	1,887,697
4.250%, 07/15/49	1,500,000	1,760,025
National Rural Utilities Cooperative Finance Corp. 2.400%, 03/15/30 (b)	1,800,000	1,792,116

BHFTII-166

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Northern States Power Co. 6.250%, 06/01/36 (b)	2,200,000	$3,044,382
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	900,000	881,442
Pacific Gas & Electric Co. 2.500%, 02/01/31 (b)	3,000,000	2,829,360
PPL Capital Funding, Inc. 3.400%, 06/01/23	2,000,000	2,105,760
PSEG Power LLC 8.625%, 04/15/31 (b)	1,000,000	1,505,780
Sempra Energy 3.400%, 02/01/28 (b)	2,100,000	2,256,555
Southern California Edison Co.
3.650%, 03/01/28	1,900,000	2,062,222
4.000%, 04/01/47 (b)	1,000,000	1,036,380
Southwestern Electric Power Co. 4.100%, 09/15/28	1,800,000	1,998,882
Union Electric Co. 3.500%, 03/15/29 (b)	1,800,000	1,959,894

		55,202,516

Electrical Components & Equipment—0.0%
Emerson Electric Co. 2.625%, 12/01/21	1,000,000	1,013,210

Electronics—0.1%
Honeywell International, Inc. 2.500%, 11/01/26 (b)	1,800,000	1,912,248

Environmental Control—0.1%
Waste Management, Inc.
3.150%, 11/15/27 (b)	1,800,000	1,949,850

Food—0.3%
Conagra Brands, Inc.
4.850%, 11/01/28 (b)	1,300,000	1,518,465
General Mills, Inc.
4.200%, 04/17/28 (b)	1,500,000	1,695,660
Kroger Co. (The)
2.200%, 05/01/30 (b)	1,900,000	1,865,515
Mondelez International, Inc.
3.625%, 02/13/26 (b)	900,000	990,693
Sysco Corp.
2.600%, 06/12/22 (b)	2,400,000	2,458,848
Tyson Foods, Inc.
3.550%, 06/02/27 (b)	1,200,000	1,305,864

		9,835,045

Forest Products & Paper—0.1%
Georgia-Pacific LLC
8.000%, 01/15/24	1,800,000	2,162,106
International Paper Co.
4.400%, 08/15/47 (b)	800,000	934,336

		3,096,442

Gas—0.1%
NiSource, Inc.
4.800%, 02/15/44	1,500,000	1,763,070

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc.
4.000%, 5Y H15 + 2.657%, 03/15/60 (a) (b)	2,500,000	2,651,225

Healthcare-Products—0.3%
Abbott Laboratories
4.750%, 11/30/36	1,300,000	1,613,196
Boston Scientific Corp.
1.900%, 06/01/25 (b)	1,900,000	1,950,502
DH Europe Finance II Sarl
3.250%, 11/15/39	900,000	918,711
Medtronic, Inc.
4.625%, 03/15/45	2,433,000	3,062,904
Stryker Corp.
1.150%, 06/15/25 (b)	1,000,000	996,460

		8,541,773

Healthcare-Services—0.6%
Aetna, Inc.
2.750%, 11/15/22	1,000,000	1,029,970
Anthem, Inc.
5.850%, 01/15/36	1,800,000	2,348,190
CommonSpirit Health
3.910%, 10/01/50	1,500,000	1,541,865
HCA, Inc.
4.125%, 06/15/29 (b)	1,800,000	1,994,022
Humana, Inc.
4.875%, 04/01/30 (b)	800,000	940,600
Laboratory Corp. of America Holdings
3.600%, 02/01/25	1,800,000	1,948,106
UnitedHealth Group, Inc.
3.500%, 08/15/39	900,000	970,776
3.750%, 07/15/25	3,600,000	3,987,864
4.250%, 06/15/48	1,000,000	1,190,140

		15,951,533

Home Builders—0.1%
Lennar Corp.
4.750%, 11/29/27 (b)	1,300,000	1,493,232

Insurance—0.9%
Aflac, Inc.
3.625%, 06/15/23	1,475,000	1,580,241
American International Group, Inc.
3.400%, 06/30/30 (b)	1,800,000	1,915,056
4.500%, 07/16/44	1,100,000	1,252,119
AXA S.A.
8.600%, 12/15/30	1,165,000	1,781,798
Berkshire Hathaway Finance Corp.
4.200%, 08/15/48	2,700,000	3,110,643

BHFTII-167

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Berkshire Hathaway, Inc.
3.125%, 03/15/26 (b)	2,900,000	$3,155,838
Chubb Corp. (The)
6.000%, 05/11/37	865,000	1,203,509
Chubb INA Holdings, Inc.
3.350%, 05/15/24	2,000,000	2,155,220
Hartford Financial Services Group, Inc. (The)
6.100%, 10/01/41	780,000	1,063,593
Marsh & McLennan Cos., Inc.
3.750%, 03/14/26	2,000,000	2,209,320
Principal Financial Group, Inc.
3.100%, 11/15/26	1,000,000	1,077,880
Prudential Financial, Inc.
2.100%, 03/10/30 (b)	2,000,000	1,984,040
5.700%, 12/14/36 (b)	1,525,000	2,055,105

		24,544,362

Internet—0.3%
Alibaba Group Holding, Ltd.
4.200%, 12/06/47 (b)	1,400,000	1,543,640
Alphabet, Inc.
2.050%, 08/15/50	1,100,000	909,304
Amazon.com, Inc.
3.800%, 12/05/24 (b)	1,800,000	1,993,482
3.875%, 08/22/37	1,900,000	2,168,090
eBay, Inc.
3.600%, 06/05/27	1,500,000	1,636,185

		8,250,701

Iron/Steel—0.0%
Vale Overseas, Ltd.
6.875%, 11/21/36 (b)	528,000	701,142

Lodging—0.0%
Sands China, Ltd.
5.400%, 08/08/28	900,000	$1,026,441

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp.
3.750%, 11/24/23 (b)	1,000,000	1,087,550
Caterpillar, Inc.
3.803%, 08/15/42 (b)	1,500,000	1,689,000

		2,776,550

Machinery-Diversified—0.1%
Deere & Co.
2.600%, 06/08/22 (b)	1,950,000	1,991,847

Media—1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.700%, 04/01/51 (b)	1,000,000	934,660
3.850%, 04/01/61 (b)	3,300,000	3,024,714
6.484%, 10/23/45	900,000	1,179,711

Media—(Continued)
Comcast Corp.
3.150%, 03/01/26	2,000,000	2,168,540
3.969%, 11/01/47	2,900,000	3,247,391
4.650%, 07/15/42 (b)	1,670,000	2,029,050
5.650%, 06/15/35 (b)	1,500,000	1,981,215
Discovery Communications LLC
4.000%, 09/15/55 (144A) (b)	2,481,000	2,449,045
Fox Corp.
5.576%, 01/25/49 (b)	2,200,000	2,805,528
Time Warner Cable LLC
6.550%, 05/01/37	100,000	131,590
Time Warner Entertainment Co. L.P.
8.375%, 03/15/23	380,000	435,617
TWDC Enterprises 18 Corp.
2.950%, 06/15/27 (b)	2,000,000	2,147,680
ViacomCBS, Inc.
4.375%, 03/15/43 (b)	3,500,000	3,780,175
Walt Disney Co. (The)
3.500%, 05/13/40	900,000	952,641
6.550%, 03/15/33	1,950,000	2,677,974

		29,945,531

Mining—0.2%
Newmont Corp.
6.250%, 10/01/39	1,800,000	2,504,412
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	1,751,000	2,416,205

		4,920,617

Miscellaneous Manufacturing—0.4%
3M Co.
3.625%, 10/15/47	1,000,000	1,086,320
4.000%, 09/14/48	900,000	1,032,291
General Electric Co.
3.375%, 03/11/24	2,900,000	3,120,487
6.750%, 03/15/32 (b)	1,250,000	1,673,875
7.500%, 08/21/35	100,000	136,892
Parker-Hannifin Corp.
3.250%, 06/14/29	1,900,000	2,030,207
Trane Technologies Luxembourg Finance S.A.
3.800%, 03/21/29 (b)	1,000,000	1,099,280

		10,179,352

Multi-National—1.4%
Asian Development Bank
1.750%, 09/19/29	900,000	903,312
2.000%, 02/16/22	2,000,000	2,031,900
2.625%, 01/30/24	3,700,000	3,931,176
European Bank for Reconstruction & Development
0.500%, 05/19/25	2,000,000	1,982,240
European Investment Bank
0.375%, 03/26/26 (b)	2,000,000	1,939,940
1.875%, 02/10/25	2,500,000	2,615,500
2.500%, 10/15/24 (b)	3,800,000	4,056,576
4.875%, 02/15/36 (b)	1,100,000	1,464,276

BHFTII-168

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Multi-National—(Continued)
Inter-American Development Bank
2.125%, 01/15/25	4,000,000	$4,220,360
2.250%, 06/18/29	1,400,000	1,462,216
2.375%, 07/07/27	1,500,000	1,587,735
7.000%, 06/15/25	200,000	250,134
International Bank for Reconstruction & Development
0.500%, 10/28/25	2,000,000	1,963,540
2.125%, 03/03/25	3,000,000	3,168,420
2.500%, 07/29/25	2,000,000	2,138,620
7.625%, 01/19/23	2,970,000	3,362,604
International Finance Corp.
1.125%, 07/20/21	1,600,000	1,604,624

		38,683,173

Oil & Gas—1.3%
BP Capital Markets America, Inc.
3.000%, 02/24/50 (b)	1,000,000	913,980
3.245%, 05/06/22	3,900,000	4,024,839
Burlington Resources LLC
5.950%, 10/15/36	1,550,000	2,053,548
Canadian Natural Resources, Ltd.
6.250%, 03/15/38	1,800,000	2,284,740
Chevron Corp.
3.191%, 06/24/23 (b)	2,025,000	2,138,400
Chevron USA, Inc.
4.200%, 10/15/49	1,000,000	1,146,020
ConocoPhillips Holding Co.
6.950%, 04/15/29	700,000	932,064
Equinor ASA
3.250%, 11/10/24	3,100,000	3,362,477
Exxon Mobil Corp.
3.176%, 03/15/24 (b)	2,900,000	3,108,075
4.114%, 03/01/46 (b)	1,600,000	1,765,120
Marathon Oil Corp.
6.600%, 10/01/37 (b)	1,000,000	1,238,930
Marathon Petroleum Corp.
4.700%, 05/01/25	2,600,000	2,922,894
Phillips 66
4.875%, 11/15/44 (b)	1,000,000	1,180,600
Shell International Finance B.V.
2.375%, 11/07/29	4,000,000	4,029,000
3.250%, 04/06/50	900,000	885,096
Total Capital International S.A.
2.700%, 01/25/23 (b)	1,500,000	1,565,445
3.127%, 05/29/50	900,000	851,445
Valero Energy Corp.
3.400%, 09/15/26	1,000,000	1,068,950

		35,471,623

Oil & Gas Services—0.1%
Halliburton Co.
3.500%, 08/01/23	209,000	221,655
5.000%, 11/15/45 (b)	2,400,000	2,665,200

		2,886,855

Pharmaceuticals—1.9%
AbbVie, Inc.
3.800%, 03/15/25 (b)	2,400,000	2,624,808
4.050%, 11/21/39	2,300,000	2,563,948
4.400%, 11/06/42	3,200,000	3,709,952
AstraZeneca plc
4.000%, 09/18/42 (b)	1,200,000	1,340,652
Becton Dickinson & Co.
4.669%, 06/06/47	2,000,000	2,390,120
Bristol-Myers Squibb Co.
3.400%, 07/26/29	2,600,000	2,840,136
4.625%, 05/15/44	2,000,000	2,454,640
Cardinal Health, Inc.
3.410%, 06/15/27 (b)	1,800,000	1,948,230
Cigna Corp.
4.500%, 02/25/26 (b)	2,700,000	3,067,200
6.125%, 11/15/41	313,000	424,819
CVS Health Corp.
4.300%, 03/25/28 (b)	1,400,000	1,589,168
4.780%, 03/25/38	2,500,000	2,952,075
5.050%, 03/25/48	1,500,000	1,841,295
5.125%, 07/20/45	1,900,000	2,335,309
Eli Lilly and Co.
2.250%, 05/15/50 (b)	1,100,000	931,447
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28 (b)	2,000,000	2,258,920
Johnson & Johnson
3.700%, 03/01/46	2,000,000	2,259,120
5.950%, 08/15/37 (b)	910,000	1,289,943
Merck & Co., Inc.
2.400%, 09/15/22	1,000,000	1,025,080
6.550%, 09/15/37	1,000,000	1,475,620
Merck Sharp & Dohme Corp.
5.950%, 12/01/28 (b)	300,000	379,122
Novartis Capital Corp.
2.200%, 08/14/30 (b)	1,900,000	1,911,704
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26	2,000,000	2,151,640
Utah Acquisition Sub, Inc.
3.950%, 06/15/26 (b)	1,800,000	1,984,428
Wyeth LLC
5.950%, 04/01/37	3,300,000	4,593,105

		52,342,481

Pipelines—1.0%
El Paso Natural Gas Co. LLC
8.375%, 06/15/32	220,000	310,174
Enbridge Energy Partners L.P.
5.875%, 10/15/25 (b)	3,000,000	3,530,820
Energy Transfer Operating L.P.
5.150%, 03/15/45 (b)	2,600,000	2,684,422
Enterprise Products Operating LLC
3.200%, 02/15/52 (b)	1,100,000	1,002,705
3.950%, 02/15/27 (b)	3,800,000	4,240,914
Kinder Morgan Energy Partners L.P.
6.500%, 02/01/37	2,000,000	2,544,580

BHFTII-169

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
MPLX L.P.
5.200%, 03/01/47 (b)	1,000,000	$1,143,830
ONEOK, Inc.
3.100%, 03/15/30 (b)	2,100,000	2,113,545
Sabine Pass Liquefaction LLC
5.875%, 06/30/26	1,600,000	1,876,576
Tennessee Gas Pipeline Co. LLC
7.000%, 10/15/28	1,050,000	1,332,450
7.625%, 04/01/37	640,000	875,865
TransCanada PipeLines, Ltd.
6.200%, 10/15/37 (b)	1,800,000	2,344,788
Williams Cos., Inc. (The)
3.750%, 06/15/27	2,500,000	2,729,575

		26,730,244

Real Estate Investment Trusts—0.9%
Alexandria Real Estate Equities, Inc.
3.375%, 08/15/31	1,000,000	1,054,540
American Tower Corp.
3.000%, 06/15/23	2,100,000	2,210,670
AvalonBay Communities, Inc.
2.300%, 03/01/30 (b)	2,000,000	1,981,060
Boston Properties L.P.
3.850%, 02/01/23	2,950,000	3,099,595
Brixmor Operating Partnership L.P.
4.050%, 07/01/30 (b)	900,000	971,469
Crown Castle International Corp.
3.800%, 02/15/28	2,700,000	2,943,216
Digital Realty Trust L.P.
3.700%, 08/15/27	3,500,000	3,850,840
Equinix, Inc.
3.200%, 11/18/29 (b)	700,000	725,347
ERP Operating L.P.
3.000%, 07/01/29 (b)	1,000,000	1,040,970
National Retail Properties, Inc.
2.500%, 04/15/30	1,000,000	983,070
Simon Property Group L.P.
3.300%, 01/15/26 (b)	3,800,000	4,069,610
Welltower, Inc.
4.000%, 06/01/25 (b)	1,500,000	1,650,570

		24,580,957

Retail—0.8%
Home Depot, Inc. (The)
3.000%, 04/01/26	1,800,000	1,947,528
4.250%, 04/01/46	2,000,000	2,353,560
Lowe’s Cos., Inc. 4.050%, 05/03/47 (b)	1,500,000	1,645,875
McDonald’s Corp.
3.700%, 01/30/26	1,000,000	1,102,750
4.875%, 12/09/45	1,500,000	1,835,085
Starbucks Corp. 3.550%, 08/15/29 (b)	1,000,000	1,093,960
Target Corp.
2.650%, 09/15/30 (b)	1,400,000	1,454,152
4.000%, 07/01/42 (b)	1,000,000	1,189,890

Retail—(Continued)
Walgreens Boots Alliance, Inc. 4.800%, 11/18/44	2,800,000	3,091,200
Walmart, Inc.
2.550%, 04/11/23 (b)	4,000,000	4,162,200
4.050%, 06/29/48	900,000	1,057,860
5.250%, 09/01/35	935,000	1,228,356

		22,162,416

Semiconductors—0.5%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	3,600,000	3,905,928
Broadcom, Inc. 4.300%, 11/15/32 (b)	1,700,000	1,850,484
Intel Corp.
2.700%, 12/15/22 (b)	2,000,000	2,081,920
3.734%, 12/08/47	1,000,000	1,079,130
4.750%, 03/25/50 (b)	1,800,000	2,258,226
QUALCOMM, Inc. 1.650%, 05/20/32 (b)	4,533,000	4,165,056

		15,340,744

Software—0.9%
Fiserv, Inc. 2.750%, 07/01/24	2,000,000	2,114,340
Microsoft Corp.
3.125%, 11/03/25 (b)	5,100,000	5,561,703
4.250%, 02/06/47 (b)	3,000,000	3,630,060
Oracle Corp.
1.900%, 09/15/21	1,800,000	1,810,368
2.500%, 10/15/22 (b)	2,100,000	2,166,486
2.875%, 03/25/31	3,000,000	3,053,799
2.950%, 11/15/24	2,300,000	2,452,145
2.950%, 04/01/30	1,200,000	1,236,936
3.850%, 04/01/60	2,100,000	2,063,082

		24,088,919

Telecommunications—1.3%
America Movil S.A.B. de C.V. 2.875%, 05/07/30	1,900,000	1,935,986
AT&T, Inc.
3.500%, 09/15/53 (144A)	1,221,000	1,129,144
3.650%, 09/15/59 (144A)	2,686,000	2,458,442
4.100%, 02/15/28 (b)	2,687,000	3,008,285
4.125%, 02/17/26 (b)	3,000,000	3,357,360
5.150%, 11/15/46 (b)	1,308,000	1,588,344
7.125%, 12/15/31	100,000	133,144
Cisco Systems, Inc. 5.500%, 01/15/40 (b)	2,000,000	2,719,440
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	1,000,000	1,483,330
Orange S.A. 5.500%, 02/06/44	1,000,000	1,335,210
Telefonica Emisiones S.A. 4.103%, 03/08/27	1,900,000	2,124,333

BHFTII-170

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Verizon Communications, Inc.
2.875%, 11/20/50	1,900,000	$1,688,340
3.376%, 02/15/25	2,078,000	2,253,986
3.550%, 03/22/51	2,000,000	1,997,193
4.812%, 03/15/39 (b)	1,927,000	2,304,384
5.012%, 04/15/49	2,032,000	2,509,662
Vodafone Group plc
5.250%, 05/30/48 (b)	1,700,000	2,124,881
6.150%, 02/27/37	2,170,000	2,894,454

		37,045,918

Transportation—0.6%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45	1,900,000	2,167,216
CSX Corp. 6.150%, 05/01/37	1,600,000	2,182,992
FedEx Corp.
4.250%, 05/15/30 (b)	1,800,000	2,048,472
4.550%, 04/01/46	1,000,000	1,140,280
Norfolk Southern Corp.
2.550%, 11/01/29	1,900,000	1,935,625
3.000%, 04/01/22	1,911,000	1,948,226
5.590%, 05/17/25	28,000	32,775
Union Pacific Corp.
3.250%, 02/05/50 (b)	1,300,000	1,280,591
6.625%, 02/01/29 (b)	1,200,000	1,567,824
United Parcel Service, Inc. 4.450%, 04/01/30 (b)	1,600,000	1,875,648

		16,179,649

Water—0.0%
American Water Capital Corp. 3.750%, 09/01/28 (b)	900,000	1,001,313

Total Corporate Bonds & Notes (Cost $744,440,009)		779,494,797

Foreign Government—1.9%

Electric—0.0%
Hydro-Quebec 8.400%, 01/15/22	1,000,000	1,062,190

Provincial—0.4%
Province of Alberta Canada 1.000%, 05/20/25 (b)	1,500,000	1,509,225
Province of British Columbia Canada 2.000%, 10/23/22 (b)	1,970,000	2,023,939
Province of Ontario Canada
2.450%, 06/29/22	2,000,000	2,054,100
3.050%, 01/29/24	1,900,000	2,036,458
Province of Quebec Canada
2.500%, 04/20/26 (b)	2,000,000	2,134,880
7.500%, 07/15/23	350,000	404,848

		10,163,450

Sovereign—1.5%
Canada Government International Bond 1.625%, 01/22/25 (b)	1,000,000	1,038,340
Chile Government International Bond 3.500%, 01/25/50	1,000,000	1,020,700
Colombia Government International Bonds
5.000%, 06/15/45	1,000,000	1,066,820
8.125%, 05/21/24 (b)	1,500,000	1,790,775
Export Development Canada 2.000%, 05/17/22	1,000,000	1,020,250
Export-Import Bank of Korea 2.875%, 01/21/25 (b)	2,400,000	2,550,720
Indonesia Government International Bond 3.850%, 10/15/30	1,700,000	1,866,209
Israel Government International Bond 4.125%, 01/17/48	2,500,000	2,876,750
Italy Government International Bond 2.875%, 10/17/29	2,000,000	2,024,740
Japan Bank for International Cooperation 2.500%, 05/23/24 (b)	3,900,000	4,131,699
Mexico Government International Bonds
4.750%, 03/08/44 (b)	900,000	943,641
5.750%, 10/12/10	2,000,000	2,227,760
6.750%, 09/27/34 (b)	1,050,000	1,350,205
8.000%, 09/24/22 (b)	2,200,000	2,431,308
Panama Government International Bonds
3.875%, 03/17/28	900,000	982,485
4.500%, 05/15/47	1,400,000	1,546,608
Peruvian Government International Bond 8.750%, 11/21/33 (b)	1,450,000	2,258,549
Philippine Government International Bonds
3.950%, 01/20/40	2,100,000	2,254,014
5.000%, 01/13/37	1,740,000	2,137,660
Poland Government International Bond 3.250%, 04/06/26	2,000,000	2,210,920
Svensk Exportkredit AB 0.625%, 05/14/25	1,000,000	993,140
Ukraine Government AID Bond 1.471%, 09/29/21	1,600,000	1,610,912
Uruguay Government International Bond 4.375%, 10/27/27	1,900,000	2,158,495

		42,492,700

Total Foreign Government (Cost $52,339,675)		53,718,340

Mortgage-Backed Securities—1.2%

Commercial Mortgage-Backed Securities—1.2%
BANK
2.758%, 09/15/62	455,000	468,847
4.407%, 11/15/61 (a)	881,000	1,011,142
Benchmark Mortgage Trust 3.049%, 12/15/62	1,430,000	1,508,696
CD Commercial Mortgage Trust 3.631%, 02/10/50	950,000	1,043,725

BHFTII-171

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
CFCRE Commercial Mortgage Trust 3.585%, 12/10/54	1,873,163	$2,025,997
Commercial Mortgage Pass-Through Certificates Mortgage Trust
3.765%, 02/10/49	1,539,000	1,690,374
3.902%, 07/10/50	1,835,000	2,018,462
Commercial Mortgage Trust 3.838%, 09/10/47	1,000,000	1,092,219
GS Mortgage Securities Trust
3.382%, 05/10/50	1,835,000	1,981,163
4.243%, 08/10/46	966,000	1,036,386
JPMBB Commercial Mortgage Securities Trust
3.598%, 11/15/48	3,900,000	4,229,293
3.801%, 08/15/48	1,534,000	1,674,860
Morgan Stanley Bank of America Merrill Lynch Trust
3.544%, 01/15/49	3,850,000	4,184,815
3.635%, 10/15/48	1,547,000	1,690,636
3.732%, 05/15/48	3,750,000	4,094,563
UBS Commercial Mortgage Trust 3.035%, 12/15/52	2,250,000	2,355,858
WF-RBS Commercial Mortgage Trust 3.488%, 06/15/46	1,054,000	1,104,232

Total Mortgage-Backed Securities (Cost $32,152,835)		33,211,268

Municipals—0.7%
Chicago O’Hare International Airport 4.572%, 01/01/54	395,000	489,031
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	660,000	932,264
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	1,968,000	2,815,224
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40	1,700,000	2,670,943
New York City Water & Sewer System 5.440%, 06/15/43	300,000	411,615
Oregon School Boards Association 5.680%, 06/30/28	1,900,000	2,282,194
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,500,000	1,848,637
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/50	1,000,000	960,502
State of California General Obligation Unlimited, Build America Bond 7.300%, 10/01/39	2,700,000	4,116,371
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	1,230,000	1,384,812

Total Municipals (Cost $15,427,974)		17,911,593

Asset-Backed Securities—0.3%
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.1%
AmeriCredit Automobile Receivables Trust 3.080%, 12/18/23	1,500,000	1,543,543
Carmax Auto Owner Trust
2.030%, 06/16/25	903,000	935,990
Ford Credit Auto Owner Trust 3.160%, 10/15/23	1,000,000	1,021,634
GM Financial Consumer Automobile Receivables Trust 2.210%, 11/18/24	1,000,000	1,029,713

		4,530,880

Asset-Backed - Credit Card—0.2%
Capital One Multi-Asset Execution Trust
1.660%, 06/17/24	3,000,000	3,015,591
2.060%, 08/15/28	1,865,000	1,936,700

		4,952,291

Total Asset-Backed Securities (Cost $9,347,461)		9,483,171

Short-Term Investments—2.0%

Discount Note—0.1%
Federal Home Loan Bank 0.005%, 04/16/21 (c)	1,900,000	1,900,000

U.S. Treasury—1.9%
U.S. Treasury Bills
0.015%, 05/06/21 (c)	25,800,000	25,799,561
0.019%, 04/06/21 (c)	26,600,000	26,599,963
U.S. Treasury Cash Management Bill 0.011%, 06/29/21 (c)	900,000	899,978

		53,299,502

Total Short-Term Investments (Cost $55,199,525)		55,199,502

Securities Lending Reinvestments (d)—13.8%

Certificates of Deposit—3.9%
Bank of Montreal (Chicago)
0.175%, 3M LIBOR - 0.010%, 06/09/21 (a)	2,000,000	2,000,044
0.255%, 3M LIBOR + 0.060%, 08/10/21 (a)	3,000,000	3,000,912
Bank of Nova Scotia 0.243%, 3M LIBOR + 0.050%, 11/08/21 (a)	5,000,000	4,998,615
China Construction Bank Corp.
0.100%, 04/01/21	2,000,000	1,999,996
0.100%, 04/07/21	8,000,000	8,000,112
Cooperatieve Rabobank UA 0.264%, 3M LIBOR + 0.040%, 01/11/22 (a)	5,000,000	5,000,950
Credit Industriel et Commercial 0.250%, 06/11/21	8,000,000	8,001,600
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (a)	5,000,000	5,001,250

BHFTII-172

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	5,000,000	$4,999,950
Mitsubishi UFJ Trust International Ltd.
Zero Coupon, 05/05/21	2,998,443	2,999,580
Zero Coupon, 05/10/21	4,997,007	4,999,200
Mizuho Bank, Ltd. 0.200%, 09/14/21	10,000,000	9,999,540
MUFG Bank, Ltd. Zero Coupon, 04/22/21	3,998,001	3,999,600
National Westminster Bank plc
Zero Coupon, 06/02/21	3,998,101	3,998,920
Nordea Bank New York 0.282%, 3M LIBOR + 0.100%, 05/21/21 (a)	4,000,000	4,000,840
Norinchukin Bank
0.190%, 04/15/21	2,000,000	2,000,074
0.210%, 04/07/21	3,000,000	3,000,069
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (a)	3,000,000	3,000,540
Sumitomo Mitsui Banking Corp.
0.220%, 3M LIBOR + 0.030%, 09/10/21 (a)	4,000,000	4,000,192
0.270%, 05/04/21	7,000,000	7,000,861
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	7,987,952	7,998,640
Svenska Handelsbanken AB 0.202%, 3M LIBOR + 0.020%, 09/17/21 (a)	4,000,000	4,000,128
Toronto-Dominion Bank 0.304%, 3M LIBOR + 0.070%, 10/08/21 (a)	4,000,000	3,999,647

		108,001,260

Commercial Paper—1.0%
Antalis S.A. 0.230%, 04/05/21	2,998,256	2,999,925
Bedford Row Funding Corp. 0.304%, 3M LIBOR + 0.080%, 10/21/21 (a)	5,000,000	5,001,595
Sheffield Receivable 0.220%, 04/06/21	4,997,250	4,999,840
Societe Generale 0.280%, 06/07/21	3,994,182	3,998,812
UBS AG 0.200%, 09/15/21	9,989,778	9,988,820

		26,988,992

Master Demand Notes—0.2%
Natixis Financial Products LLC 0.420%, OBFR + 0.350%, 05/05/21 (a)	5,000,000	5,000,000

Repurchase Agreements—6.6%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $8,000,342; collateralized by various Common Stock with an aggregate market value of $8,889,052.	8,000,000	8,000,000
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $8,002,722; collateralized by various Common Stock with an aggregate market value of $8,890,790.	8,000,000	8,000,000

Repurchase Agreements—(Continued)
BofA Securities, Inc. Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $2,000,681; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $2,096,277.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $10,004,083; collateralized by various Common Stock with an aggregate market value of $11,000,001.	10,000,000	10,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $6,200,010; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $6,324,002.	6,200,000	6,200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $1,700,008; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $1,734,005.	1,700,000	1,700,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $16,404,974; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $16,733,073.	16,404,974	16,404,974
Morgan Stanley Repurchase Agreement dated 03/31/21 at 0.490%, due on 07/06/21 with a maturity value of $2,002,641; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.250%, maturity dates ranging from 04/15/21 - 08/15/46, and various Common Stock with an aggregate market value of $2,198,360.	2,000,000	2,000,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $30,000,167; collateralized by various Common Stock with an aggregate market value of $33,333,889.	30,000,000	30,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $27,250,144; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $30,139,603.	27,250,000	27,250,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $12,200,068; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $13,493,694.	12,200,000	12,200,000

BHFTII-173

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $1,800,082; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,990,873.	1,800,000	$1,800,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $1,700,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $1,886,495.	1,700,000	1,700,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $7,999,815; collateralized by U.S. Treasury Obligations at 1.500%, maturing 09/30/21, and an aggregate market value of $8,159,811.	7,999,815	7,999,815
Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $5,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $5,100,001.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $13,000,062; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $14,428,920.	13,000,000	13,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $30,935,163; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $34,335,279.	30,935,000	30,935,000

		184,189,789

Time Deposits—1.3%
ABN AMRO Bank NV 0.070%, 04/01/21	5,000,000	5,000,000
DZ Bank AG 0.020%, 04/01/21	5,000,000	5,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	2,000,000	2,000,000
Nordea Bank New York 0.020%, 04/01/21	15,000,000	15,000,000
Royal Bank of Canada London 0.060%, 04/01/21	8,000,000	8,000,000

		35,000,000

Security Description	Shares	Value

Mutual Funds—0.8%
AB Government Money Market Portfolio, Institutional Class 0.010% (e)	8,000,000	8,000,000
Fidelity Government Portfolio, Institutional Class 0.010% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (e)	1,000,000	1,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.040% (e)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	5,000,000	5,000,000

		21,000,000

Total Securities Lending Reinvestments (Cost $380,171,841)		380,180,041

Total Investments—114.8% (Cost $3,109,701,576)		3,182,170,216
Other assets and liabilities (net)—(14.8)%		(409,076,886)

Net Assets—100.0%		$2,773,093,330

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $398,543,071 and the collateral received consisted of cash in the amount of $380,148,759 and non-cash collateral with a value of $30,366,850. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $8,141,389, which is 0.3% of net assets.

Glossary of Abbreviations

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities

BHFTII-174

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,852,971,504	$—	$1,852,971,504
Total Corporate Bonds & Notes*	—	779,494,797	—	779,494,797
Total Foreign Government*	—	53,718,340	—	53,718,340
Total Mortgage-Backed Securities*	—	33,211,268	—	33,211,268
Total Municipals*	—	17,911,593	—	17,911,593
Total Asset-Backed Securities*	—	9,483,171	—	9,483,171
Total Short-Term Investments*	—	55,199,502	—	55,199,502
Securities Lending Reinvestments
Certificates of Deposit	—	108,001,260	—	108,001,260
Commercial Paper	—	26,988,992	—	26,988,992
Master Demand Notes	—	5,000,000	—	5,000,000
Repurchase Agreements	—	184,189,789	—	184,189,789
Time Deposits	—	35,000,000	—	35,000,000
Mutual Funds	21,000,000	—	—	21,000,000
Total Securities Lending Reinvestments	21,000,000	359,180,041	—	380,180,041
Total Investments	$21,000,000	$3,161,170,216	$—	$3,182,170,216

Collateral for Securities Loaned (Liability)	$—	$(380,148,759)	$—	$(380,148,759)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-175

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
Axon Enterprise, Inc. (a)	32,947	$4,692,312
Curtiss-Wright Corp.	21,146	2,507,916
Hexcel Corp. (a)	43,182	2,418,192
Mercury Systems, Inc. (a)	28,999	2,048,779

		11,667,199

Air Freight & Logistics—0.5%
XPO Logistics, Inc. (a)	52,793	6,509,377

Airlines—0.3%
JetBlue Airways Corp. (a) (c)	163,242	3,320,342

Auto Components—1.7%
Adient plc (a)	48,576	2,147,059
Dana, Inc.	74,728	1,818,132
Fox Factory Holding Corp. (a) (b)	21,593	2,743,607
Gentex Corp.	125,863	4,489,533
Goodyear Tire & Rubber Co. (The) (a)	120,509	2,117,343
Lear Corp.	28,257	5,121,582
Visteon Corp. (a)	14,420	1,758,519

		20,195,775

Automobiles—0.6%
Harley-Davidson, Inc. (b)	79,192	3,175,599
Thor Industries, Inc.	28,599	3,853,429

		7,029,028

Banks—7.3%
Associated Banc-Corp.	78,944	1,684,665
BancorpSouth Bank	49,806	1,617,699
Bank of Hawaii Corp. (b)	20,731	1,855,217
Bank OZK (b)	62,442	2,550,756
Cathay General Bancorp	38,605	1,574,312
CIT Group, Inc.	50,986	2,626,289
Commerce Bancshares, Inc. (b)	54,428	4,169,729
Cullen/Frost Bankers, Inc. (b)	29,039	3,158,282
East West Bancorp, Inc.	73,124	5,396,551
First Financial Bankshares, Inc. (b)	73,475	3,433,487
First Horizon National Corp.	286,922	4,851,851
FNB Corp.	166,079	2,109,203
Fulton Financial Corp.	83,860	1,428,136
Glacier Bancorp, Inc.	49,291	2,813,530
Hancock Whitney Corp.	44,809	1,882,426
Home BancShares, Inc.	78,479	2,122,857
International Bancshares Corp.	28,772	1,335,596
PacWest Bancorp	60,335	2,301,780
Pinnacle Financial Partners, Inc.	39,253	3,480,171
Prosperity Bancshares, Inc.	48,002	3,594,870
Signature Bank	29,479	6,665,202
Sterling Bancorp (b)	99,930	2,300,389
Synovus Financial Corp.	76,780	3,512,685
TCF Financial Corp.	78,826	3,662,256
Texas Capital Bancshares, Inc. (a)	26,072	1,849,026
Trustmark Corp.	32,753	1,102,466
UMB Financial Corp.	22,399	2,068,100

Banks—(Continued)
Umpqua Holdings Corp.	113,851	1,998,085
United Bankshares, Inc. (b)	66,620	2,570,199
Valley National Bancorp	209,515	2,878,736
Webster Financial Corp.	46,638	2,570,220
Wintrust Financial Corp.	29,386	2,227,459

		87,392,230

Beverages—0.5%
Boston Beer Co., Inc. (The) - Class A (a)	4,755	5,735,861

Biotechnology—1.8%
Arrowhead Pharmaceuticals, Inc. (a) (b)	53,612	3,555,012
Emergent BioSolutions, Inc. (a)	23,402	2,174,280
Exelixis, Inc. (a)	161,155	3,640,492
Halozyme Therapeutics, Inc. (a)	65,683	2,738,324
Ligand Pharmaceuticals, Inc. (a)	8,581	1,308,173
Neurocrine Biosciences, Inc. (a)	48,526	4,719,154
United Therapeutics Corp. (a)	23,009	3,848,715

		21,984,150

Building Products—1.9%
Builders FirstSource, Inc. (a)	106,630	4,944,433
Lennox International, Inc.	17,737	5,526,672
Owens Corning	54,198	4,991,094
Simpson Manufacturing Co., Inc.	22,384	2,321,892
Trex Co., Inc. (a)	59,815	5,475,465

		23,259,556

Capital Markets—2.2%
Affiliated Managers Group, Inc. (b)	22,016	3,281,045
Evercore, Inc. - Class A	21,707	2,859,680
FactSet Research Systems, Inc.	19,618	6,053,919
Federated Hermes, Inc.	48,605	1,521,337
Interactive Brokers Group, Inc. - Class A	41,733	3,048,178
Janus Henderson Group plc	88,135	2,745,405
SEI Investments Co.	61,529	3,748,962
Stifel Financial Corp.	54,223	3,473,525

		26,732,051

Chemicals—2.6%
Ashland Global Holdings, Inc.	28,203	2,503,580
Avient Corp.	47,156	2,229,064
Cabot Corp.	29,245	1,533,608
Chemours Co. (The) (b)	85,318	2,381,225
Ingevity Corp. (a)	20,936	1,581,296
Minerals Technologies, Inc. (b)	17,484	1,316,895
NewMarket Corp.	3,780	1,437,005
Olin Corp.	73,755	2,800,477
RPM International, Inc.	67,203	6,172,596
Scotts Miracle-Gro Co. (The)	21,004	5,145,350
Sensient Technologies Corp.	21,910	1,708,980
Valvoline, Inc.	93,711	2,443,046

		31,253,122

BHFTII-176

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—1.8%
Brink’s Co. (The) (b)	25,575	$2,026,307
Clean Harbors, Inc. (a)	26,040	2,188,922
Healthcare Services Group, Inc. (b)	38,594	1,081,790
Herman Miller, Inc.	30,465	1,253,635
IAA, Inc. (a)	69,501	3,832,285
KAR Auction Services, Inc.	66,996	1,004,940
MSA Safety, Inc. (b)	18,778	2,817,075
Stericycle, Inc. (a)	47,319	3,194,506
Tetra Tech, Inc.	28,012	3,801,789

		21,201,249

Communications Equipment—0.9%
Ciena Corp. (a)	80,145	4,385,534
Lumentum Holdings, Inc. (a)	39,102	3,571,968
NetScout Systems, Inc. (a)	37,934	1,068,222
ViaSat, Inc. (a) (b)	33,616	1,615,921

		10,641,645

Construction & Engineering—1.4%
AECOM (a)	76,299	4,891,529
Dycom Industries, Inc. (a)	15,814	1,468,330
EMCOR Group, Inc.	28,305	3,174,689
Fluor Corp. (a)	64,709	1,494,131
MasTec, Inc. (a)	29,132	2,729,668
Valmont Industries, Inc.	10,959	2,604,625

		16,362,972

Construction Materials—0.2%
Eagle Materials, Inc.	21,663	2,911,724

Consumer Finance—0.7%
FirstCash, Inc.	21,197	1,392,007
LendingTree, Inc. (a)	5,629	1,198,977
Navient Corp.	94,925	1,358,377
PROG Holdings, Inc.	34,983	1,514,414
SLM Corp.	173,119	3,110,948

		8,574,723

Containers & Packaging—0.9%
AptarGroup, Inc.	33,659	4,768,470
Greif, Inc. - Class A (b)	13,701	780,957
Silgan Holdings, Inc.	40,362	1,696,415
Sonoco Products Co.	51,896	3,285,017

		10,530,859

Diversified Consumer Services—1.1%
Adtalem Global Education, Inc. (a)	25,906	1,024,323
Graham Holdings Co. - Class B	2,086	1,173,250
Grand Canyon Education, Inc. (a)	24,212	2,593,105
H&R Block, Inc. (b)	94,742	2,065,376
Service Corp. International	87,515	4,467,641
Strategic Education, Inc.	12,608	1,158,801
WW International, Inc. (a) (b)	24,586	769,050

		13,251,546

Diversified Financial Services—0.3%
Jefferies Financial Group, Inc.	104,594	3,148,279

Diversified Telecommunication Services—0.2%
Iridium Communications, Inc. (a)	61,037	2,517,776

Electric Utilities—1.0%
ALLETE, Inc.	26,847	1,803,850
Hawaiian Electric Industries, Inc.	56,396	2,505,674
IDACORP, Inc.	26,069	2,606,118
OGE Energy Corp.	103,319	3,343,403
PNM Resources, Inc.	44,337	2,174,730

		12,433,775

Electrical Equipment—1.7%
Acuity Brands, Inc. (b)	18,610	3,070,650
EnerSys	22,050	2,002,140
Hubbell, Inc.	28,047	5,241,704
nVent Electric plc	86,872	2,424,597
Regal-Beloit Corp.	20,982	2,993,712
Sunrun, Inc. (a) (b)	82,667	4,999,700

		20,732,503

Electronic Equipment, Instruments & Components—3.2%
Arrow Electronics, Inc. (a)	38,535	4,270,449
Avnet, Inc.	51,372	2,132,452
Belden, Inc.	23,067	1,023,483
Cognex Corp. (b)	90,925	7,545,866
Coherent, Inc. (a)	12,629	3,193,748
II-VI, Inc. (a) (b)	54,114	3,699,774
Jabil, Inc.	69,952	3,648,696
Littelfuse, Inc.	12,675	3,351,777
National Instruments Corp.	67,980	2,935,716
SYNNEX Corp.	21,322	2,448,618
Vishay Intertechnology, Inc.	68,510	1,649,721
Vontier Corp. (a)	87,061	2,635,336

		38,535,636

Energy Equipment & Services—0.2%
ChampionX Corp. (a)	96,299	2,092,577

Entertainment—0.2%
Cinemark Holdings, Inc. (b)	55,740	1,137,653
World Wrestling Entertainment, Inc. - Class A (b)	24,141	1,309,891

		2,447,544

Equity Real Estate Investment Trusts—8.5%
American Campus Communities, Inc. (b)	71,097	3,069,258
Apartment Income REIT Corp.	76,895	3,288,030
Brixmor Property Group, Inc.	153,291	3,101,077
Camden Property Trust	50,395	5,538,914
CoreSite Realty Corp.	22,091	2,647,606
Corporate Office Properties Trust	57,946	1,525,718
Cousins Properties, Inc.	76,740	2,712,759
CyrusOne, Inc.	62,223	4,213,742
Douglas Emmett, Inc.	85,196	2,675,154

BHFTII-177

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
EastGroup Properties, Inc.	20,486	$2,935,234
EPR Properties	38,620	1,799,306
First Industrial Realty Trust, Inc.	66,699	3,054,147
Healthcare Realty Trust, Inc.	72,185	2,188,649
Highwoods Properties, Inc.	53,679	2,304,976
Hudson Pacific Properties, Inc.	77,976	2,115,489
JBG SMITH Properties	57,100	1,815,209
Kilroy Realty Corp.	54,699	3,589,895
Lamar Advertising Co. - Class A	44,677	4,196,064
Life Storage, Inc.	38,979	3,350,245
Macerich Co. (The) (b)	59,958	701,509
Medical Properties Trust, Inc.	299,593	6,375,339
National Retail Properties, Inc.	90,535	3,989,877
Omega Healthcare Investors, Inc.	119,721	4,385,380
Park Hotels & Resorts, Inc.	122,098	2,634,875
Pebblebrook Hotel Trust (b)	67,830	1,647,591
Physicians Realty Trust (b)	108,777	1,922,090
PotlatchDeltic Corp.	34,566	1,829,233
PS Business Parks, Inc.	10,366	1,602,376
Rayonier, Inc.	71,193	2,295,974
Rexford Industrial Realty, Inc. (b)	67,889	3,421,606
Sabra Health Care REIT, Inc.	108,845	1,889,549
Service Properties Trust	85,138	1,009,737
SL Green Realty Corp. (b)	35,822	2,507,182
Spirit Realty Capital, Inc.	59,330	2,521,525
STORE Capital Corp.	123,904	4,150,784
Urban Edge Properties	56,818	938,633
Weingarten Realty Investors	62,026	1,669,120

		101,613,852

Food & Staples Retailing—0.9%
BJ’s Wholesale Club Holdings, Inc. (a) (b)	70,910	3,181,023
Casey’s General Stores, Inc. (b)	19,085	4,125,986
Grocery Outlet Holding Corp. (a)	44,772	1,651,639
Sprouts Farmers Market, Inc. (a)	60,927	1,621,877

		10,580,525

Food Products—1.9%
Darling Ingredients, Inc. (a)	83,989	6,179,911
Flowers Foods, Inc.	101,697	2,420,389
Hain Celestial Group, Inc. (The) (a)	42,316	1,844,978
Ingredion, Inc.	34,665	3,117,077
Lancaster Colony Corp.	10,104	1,771,837
Pilgrim’s Pride Corp. (a)	25,156	598,461
Post Holdings, Inc. (a)	30,921	3,268,968
Sanderson Farms, Inc.	10,266	1,599,237
Tootsie Roll Industries, Inc. (b)	9,208	305,069
TreeHouse Foods, Inc. (a) (b)	28,870	1,508,169

		22,614,096

Gas Utilities—1.2%
National Fuel Gas Co.	47,089	2,353,979
New Jersey Resources Corp. (b)	49,717	1,982,217
ONE Gas, Inc. (b)	27,502	2,115,179
Southwest Gas Holdings, Inc. (a)	29,559	2,030,999

Gas Utilities—(Continued)
Spire, Inc. (b)	26,687	1,971,902
UGI Corp.	107,726	4,417,843

		14,872,119

Health Care Equipment & Supplies—3.2%
Avanos Medical, Inc. (a)	24,775	1,083,658
Cantel Medical Corp. (a)	19,430	1,551,291
Globus Medical, Inc. - Class A (a)	39,920	2,461,866
Haemonetics Corp. (a)	26,252	2,914,235
Hill-Rom Holdings, Inc.	34,279	3,787,144
ICU Medical, Inc. (a)	10,155	2,086,243
Integra LifeSciences Holdings Corp. (a)	36,607	2,529,178
LivaNova plc (a)	25,136	1,853,277
Masimo Corp. (a)	26,264	6,031,790
Neogen Corp. (a)	27,503	2,444,742
NuVasive, Inc. (a) (b)	26,539	1,739,897
Penumbra, Inc. (a) (b)	17,510	4,737,856
Quidel Corp. (a)	19,892	2,544,784
STAAR Surgical Co. (a)	24,053	2,535,427

		38,301,388

Health Care Providers & Services—2.7%
Acadia Healthcare Co., Inc. (a) (b)	45,992	2,627,983
Amedisys, Inc. (a)	16,968	4,492,957
Chemed Corp.	8,282	3,808,229
Encompass Health Corp.	51,275	4,199,422
HealthEquity, Inc. (a)	42,830	2,912,440
LHC Group, Inc. (a)	16,320	3,120,547
Molina Healthcare, Inc. (a)	29,960	7,003,450
Patterson Cos., Inc. (b)	44,924	1,435,322
Tenet Healthcare Corp. (a)	54,854	2,852,408

		32,452,758

Hotels, Restaurants & Leisure—2.7%
Boyd Gaming Corp. (a)	41,602	2,452,854
Choice Hotels International, Inc. (b)	14,916	1,600,338
Churchill Downs, Inc.	17,887	4,067,862
Cracker Barrel Old Country Store, Inc.	12,255	2,118,644
Jack in the Box, Inc. (b)	11,792	1,294,526
Marriott Vacations Worldwide Corp. (a)	21,280	3,706,550
Papa John’s International, Inc.	17,008	1,507,589
Scientific Games Corp. - Class A (a)	29,070	1,119,776
Six Flags Entertainment Corp.	39,155	1,819,533
Texas Roadhouse, Inc.	33,803	3,243,060
Travel and Leisure Co.	44,386	2,714,648
Wendy’s Co. (The)	92,498	1,874,009
Wingstop, Inc.	15,335	1,950,152
Wyndham Hotels & Resorts, Inc.	48,126	3,358,232

		32,827,773

Household Durables—1.6%
Helen of Troy, Ltd. (a)	12,602	2,654,737
KB Home	45,954	2,138,240
Taylor Morrison Home Corp. (a)	66,545	2,050,251
Tempur Sealy International, Inc.	98,644	3,606,425

BHFTII-178

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Toll Brothers, Inc.	57,874	$3,283,192
TopBuild Corp. (a)	17,056	3,572,038
TRI Pointe Group, Inc. (a)	61,574	1,253,647

		18,558,530

Household Products—0.1%
Energizer Holdings, Inc. (b)	30,017	1,424,607

Industrial Conglomerates—0.4%
Carlisle Cos., Inc.	27,527	4,530,394

Insurance—4.1%
Alleghany Corp. (a)	7,228	4,526,824
American Financial Group, Inc.	36,149	4,124,601
Brighthouse Financial, Inc. (a) (d)	45,134	1,997,180
Brown & Brown, Inc.	120,939	5,528,122
CNO Financial Group, Inc. (b)	69,549	1,689,345
First American Financial Corp.	56,741	3,214,378
Genworth Financial, Inc. - Class A (a)	261,375	867,765
Hanover Insurance Group, Inc. (The)	18,795	2,433,201
Kemper Corp.	31,781	2,533,581
Kinsale Capital Group, Inc.	11,058	1,822,358
Mercury General Corp.	13,725	834,617
Old Republic International Corp.	146,123	3,191,326
Primerica, Inc.	20,323	3,004,146
Reinsurance Group of America, Inc.	35,111	4,425,742
RenaissanceRe Holdings, Ltd.	26,197	4,198,069
RLI Corp. (b)	20,523	2,289,751
Selective Insurance Group, Inc.	30,931	2,243,735

		48,924,741

Interactive Media & Services—0.3%
TripAdvisor, Inc. (a)	49,796	2,678,527
Yelp, Inc. (a)	36,382	1,418,898

		4,097,425

Internet & Direct Marketing Retail—0.2%
GrubHub, Inc. (a)	48,170	2,890,200

IT Services—1.7%
Alliance Data Systems Corp.	25,669	2,877,238
Concentrix Corp. (a)	21,479	3,215,836
LiveRamp Holdings, Inc. (a)	34,566	1,793,284
MAXIMUS, Inc.	31,743	2,826,397
Perspecta, Inc.	70,719	2,054,387
Sabre Corp. (b)	163,913	2,427,551
WEX, Inc. (a)	22,827	4,775,865

		19,970,558

Leisure Products—1.2%
Brunswick Corp.	40,174	3,831,394
Mattel, Inc. (a)	179,844	3,582,493
Polaris, Inc.	30,090	4,017,015
YETI Holdings, Inc. (a) (b)	38,725	2,796,332

		14,227,234

Life Sciences Tools & Services—2.6%
Bio-Techne Corp.	20,042	7,654,641
Charles River Laboratories International, Inc. (a)	25,707	7,450,660
Medpace Holdings, Inc. (a)	14,213	2,331,643
PRA Health Sciences, Inc. (a)	33,340	5,112,022
Repligen Corp. (a) (b)	26,311	5,115,121
Syneos Health, Inc. (a) (b)	42,695	3,238,416

		30,902,503

Machinery—5.1%
AGCO Corp.	31,861	4,576,833
Colfax Corp. (a)	59,564	2,609,499
Crane Co.	25,538	2,398,274
Donaldson Co., Inc.	65,148	3,789,008
Flowserve Corp.	67,292	2,611,602
Graco, Inc.	87,175	6,243,473
ITT, Inc.	44,681	4,061,950
Kennametal, Inc.	43,148	1,724,626
Lincoln Electric Holdings, Inc. (b)	30,818	3,788,765
Middleby Corp. (The) (a) (b)	28,739	4,763,489
Nordson Corp.	27,915	5,546,152
Oshkosh Corp.	35,323	4,191,427
Terex Corp.	35,847	1,651,471
Timken Co. (The)	35,197	2,856,940
Toro Co. (The)	55,590	5,733,553
Trinity Industries, Inc.	42,418	1,208,489
Woodward, Inc.	30,285	3,653,279

		61,408,830

Marine—0.2%
Kirby Corp. (a)	31,037	1,870,910

Media—1.0%
Cable One, Inc.	2,806	5,130,378
John Wiley & Sons, Inc. - Class A	22,490	1,218,958
New York Times Co. (The) - Class A	74,894	3,791,134
TEGNA, Inc.	113,461	2,136,471

		12,276,941

Metals & Mining—2.2%
Cleveland-Cliffs, Inc. (b)	237,079	4,767,659
Commercial Metals Co.	62,020	1,912,697
Compass Minerals International, Inc.	17,549	1,100,673
Reliance Steel & Aluminum Co.	32,853	5,003,183
Royal Gold, Inc.	33,889	3,647,134
Steel Dynamics, Inc.	103,543	5,255,843
United States Steel Corp. (b)	135,577	3,548,050
Worthington Industries, Inc.	17,796	1,193,934

		26,429,173

Multi-Utilities—0.6%
Black Hills Corp. (b)	32,435	2,165,685
MDU Resources Group, Inc.	103,577	3,274,069
NorthWestern Corp.	26,145	1,704,654

		7,144,408

BHFTII-179

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—0.8%
Kohl’s Corp.	81,433	$4,854,221
Nordstrom, Inc.	56,242	2,129,885
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	29,398	2,557,626

		9,541,732

Oil, Gas & Consumable Fuels—1.1%
Antero Midstream Corp. (b)	147,805	1,334,679
Cimarex Energy Co.	53,104	3,153,847
CNX Resources Corp. (a)	113,487	1,668,259
EQT Corp. (a)	144,039	2,676,245
Equitrans Midstream Corp.	210,694	1,719,263
Murphy Oil Corp. (b)	74,579	1,223,841
World Fuel Services Corp.	32,606	1,147,731

		12,923,865

Paper & Forest Products—0.3%
Domtar Corp.	28,444	1,051,006
Louisiana-Pacific Corp.	55,014	3,051,076

		4,102,082

Personal Products—0.2%
Coty, Inc. - Class A (b)	146,550	1,320,416
Nu Skin Enterprises, Inc. - Class A	26,263	1,389,050

		2,709,466

Pharmaceuticals—0.6%
Jazz Pharmaceuticals plc (a)	29,094	4,782,181
Nektar Therapeutics (a) (b)	94,104	1,882,080

		6,664,261

Professional Services—1.8%
ASGN, Inc. (a)	27,377	2,612,861
CACI International, Inc. - Class A (a)	13,033	3,214,720
CoreLogic, Inc.	37,786	2,994,540
FTI Consulting, Inc. (a)	17,687	2,478,126
Insperity, Inc.	18,357	1,537,215
KBR, Inc.	72,751	2,792,911
ManpowerGroup, Inc.	28,407	2,809,452
Science Applications International Corp.	30,075	2,513,969

		20,953,794

Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc. (a)	26,401	4,726,835

Road & Rail—1.0%
Avis Budget Group, Inc. (a)	26,696	1,936,528
Knight-Swift Transportation Holdings, Inc.	63,317	3,044,914
Landstar System, Inc.	19,829	3,272,975
Ryder System, Inc.	27,737	2,098,304
Werner Enterprises, Inc.	29,509	1,391,940

		11,744,661

Semiconductors & Semiconductor Equipment—3.9%
Amkor Technology, Inc. (b)	55,306	1,311,305

Semiconductors & Semiconductor Equipment—(Continued)
Brooks Automation, Inc.	38,337	3,130,216
Cirrus Logic, Inc. (a)	29,982	2,542,174
CMC Materials, Inc.	15,066	2,663,518
Cree, Inc. (a) (b)	59,526	6,436,546
First Solar, Inc. (a)	43,794	3,823,216
MKS Instruments, Inc.	28,525	5,289,106
Semtech Corp. (a)	33,576	2,316,744
Silicon Laboratories, Inc. (a)	22,689	3,200,737
SolarEdge Technologies, Inc. (a) (b)	26,645	7,658,839
Synaptics, Inc. (a) (b)	18,042	2,443,248
Universal Display Corp.	22,144	5,243,035

		46,058,684

Software—3.9%
ACI Worldwide, Inc. (a)	60,509	2,302,367
Blackbaud, Inc. (a) (b)	24,990	1,776,289
CDK Global, Inc.	62,892	3,399,942
Ceridian HCM Holding, Inc. (a)	67,639	5,699,939
CommVault Systems, Inc. (a)	24,276	1,565,802
Fair Isaac Corp. (a)	15,102	7,340,327
InterDigital, Inc. (b)	15,924	1,010,378
j2 Global, Inc. (a) (b)	21,933	2,628,889
Manhattan Associates, Inc. (a)	32,956	3,868,375
Paylocity Holding Corp. (a)	19,379	3,484,926
PTC, Inc. (a)	54,304	7,474,946
Qualys, Inc. (a) (b)	17,417	1,824,953
SailPoint Technologies Holding, Inc. (a) (b)	47,227	2,391,575
Teradata Corp. (a) (b)	56,303	2,169,918

		46,938,626

Specialty Retail—3.1%
American Eagle Outfitters, Inc. (b)	77,256	2,258,966
AutoNation, Inc. (a)	28,459	2,652,948
Dick’s Sporting Goods, Inc.	33,954	2,585,597
Five Below, Inc. (a)	28,860	5,506,199
Foot Locker, Inc. (b)	53,829	3,027,881
Lithia Motors, Inc. - Class A	13,757	5,366,468
Murphy USA, Inc.	13,090	1,892,290
RH (a) (b)	8,431	5,029,935
Urban Outfitters, Inc. (a) (b)	35,357	1,314,927
Williams-Sonoma, Inc. (b)	39,561	7,089,331

		36,724,542

Technology Hardware, Storage & Peripherals—0.4%
NCR Corp. (a)	67,202	2,550,316
Xerox Holdings Corp.	86,194	2,091,928

		4,642,244

Textiles, Apparel & Luxury Goods—1.3%
Capri Holdings, Ltd. (a)	78,020	3,979,020
Carter’s, Inc.	22,755	2,023,602
Columbia Sportswear Co.	15,774	1,666,208
Deckers Outdoor Corp. (a)	14,551	4,807,941
Skechers USA, Inc. - Class A (a)	70,626	2,945,811

		15,422,582

BHFTII-180

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Thrifts & Mortgage Finance—0.8%
Essent Group, Ltd.	58,287	$2,768,050
MGIC Investment Corp.	174,886	2,422,171
New York Community Bancorp, Inc.	240,553	3,035,779
Washington Federal, Inc.	38,314	1,180,071

		9,406,071

Trading Companies & Distributors—0.9%
GATX Corp. (b)	18,130	1,681,376
MSC Industrial Direct Co., Inc. - Class A (b)	24,132	2,176,465
Univar Solutions, Inc. (a)	87,495	1,884,642
Watsco, Inc. (b)	16,978	4,427,014

		10,169,497

Water Utilities—0.4%
Essential Utilities, Inc.	115,348	5,161,823

Wireless Telecommunication Services—0.1%
Telephone & Data Systems, Inc.	51,441	1,181,085

Total Common Stocks (Cost $754,136,593)		1,167,452,314

Mutual Funds—1.3%

Investment Companies—1.3%
SPDR S&P MidCap 400 ETF Trust (b) (Cost $15,870,745)	33,200	15,804,860

Short-Term Investments—1.2%

U.S. Treasury—1.2%
U.S. Treasury Bills
0.001%, 04/13/21 (e)	1,975,000	1,974,997
0.013%, 04/06/21 (e)	12,100,000	12,099,987

Total Short-Term Investments (Cost $14,074,978)		14,074,984

Securities Lending Reinvestments (f)—10.0%

Certificates of Deposit—3.5%
Bank of Montreal (Chicago)
0.175%, 3M LIBOR - 0.010%, 06/09/21 (g)	2,000,000	2,000,044
0.255%, 3M LIBOR + 0.060%, 08/10/21 (g)	3,000,000	3,000,912
China Construction Bank Corp. 0.100%, 04/01/21	2,000,000	1,999,996
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (g)	6,000,000	6,001,500
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	5,000,000	4,999,950
Mizuho Bank, Ltd. 0.200%, 09/14/21	5,000,000	4,999,770

Certificates of Deposit—(Continued)
National Westminster Bank plc Zero Coupon, 06/02/21	999,525	999,730
Nordea Bank New York 0.282%, 3M LIBOR + 0.100%, 05/21/21 (g)	4,000,000	4,000,840
Norinchukin Bank 0.190%, 04/15/21	2,000,000	2,000,074
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	6,989,458	6,998,810
Svenska Handelsbanken AB 0.202%, 3M LIBOR + 0.020%, 09/17/21 (g)	5,000,000	5,000,160

		42,001,786

Commercial Paper—0.6%
Sheffield Receivable
0.220%, 04/06/21	3,997,800	3,999,872
UBS AG 0.200%, 09/15/21	2,996,933	2,996,646

		6,996,518

Repurchase Agreements—5.2%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $5,000,214; collateralized by various Common Stock with an aggregate market value of $5,555,657.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $5,001,701; collateralized by various Common Stock with an aggregate market value of $5,556,744.	5,000,000	5,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $2,349,010; collateralized by U.S. Treasury Obligations at 0.125%, maturing 04/15/25, and an aggregate market value of $2,395,989.	2,349,009	2,349,009
BofA Securities, Inc. Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $5,001,701; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $5,240,693.	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $5,344,451.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $2,000,817; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000

BHFTII-181

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments(e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $1,900,003; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $1,938,001.	1,900,000	$1,900,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $500,002; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $510,002.	500,000	500,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $15,269,411; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $15,574,799.	15,269,411	15,269,411
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $10,000,053; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $11,060,405.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $500,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $553,020.	500,000	500,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $3,400,155; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $3,760,538.	3,400,000	3,400,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $1,700,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $1,886,495.	1,700,000	1,700,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $5,000,000; collateralized by U.S. Treasury Obligations at 1.500%, maturing 09/30/21, and an aggregate market value of $5,100,000.	5,000,000	5,000,000

		62,618,420

Time Deposit—0.2%
DZ Bank AG 0.020%, 04/01/21	2,000,000	2,000,000

Mutual Funds—0.5%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (h)	1,000,000	1,000,000
Fidelity Government Portfolio, Institutional Class 0.010% (h)	4,612,000	4,612,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (h)	1,000,000	1,000,000

		6,612,000

Total Securities Lending Reinvestments (Cost $120,224,743)		120,228,724

Total Investments—110.1% (Cost $904,307,059)		1,317,560,882
Other assets and liabilities (net)—(10.1)%		(121,102,441)

Net Assets—100.0%		$1,196,458,441

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $117,484,352 and the collateral received consisted of cash in the amount of $120,214,136 and non-cash collateral with a value of $289,673. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2021, the market value of securities pledged was $2,949,300.
(d)	Affiliated Issuer.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

BHFTII-182

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
S&P Midcap 400 Index E-Mini Futures	06/18/21	60	USD	15,631,800	$249,480

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,167,452,314	$—	$—	$1,167,452,314
Total Mutual Funds*	15,804,860	—	—	15,804,860
Total Short-Term Investments*	—	14,074,984	—	14,074,984
Securities Lending Reinvestments
Certificates of Deposit	—	42,001,786	—	42,001,786
Commercial Paper	—	6,996,518	—	6,996,518
Repurchase Agreements	—	62,618,420	—	62,618,420
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	6,612,000	—	—	6,612,000
Total Securities Lending Reinvestments	6,612,000	113,616,724	—	120,228,724
Total Investments	$1,189,869,174	$127,691,708	$—	$1,317,560,882

Collateral for Securities Loaned (Liability)	$—	$(120,214,136)	$—	$(120,214,136)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$249,480	$—	$—	$249,480

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-183

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—96.3% of Net Assets

Security Description	Shares	Value

Australia—7.0%
Afterpay, Ltd. (a)	15,683	$1,232,835
AGL Energy, Ltd.	45,920	338,430
AMP, Ltd.	101,157	97,563
Ampol, Ltd.	18,604	348,339
APA Group	77,620	593,250
Aristocrat Leisure, Ltd.	41,217	1,082,244
ASX, Ltd.	14,426	781,647
Aurizon Holdings, Ltd.	132,266	394,118
AusNet Services	15,331	21,479
Australia & New Zealand Banking Group, Ltd.	198,168	4,267,579
BGP Holdings plc (b) (c)	713,624	0
BHP Group plc	147,854	4,272,146
BHP Group, Ltd.	205,279	7,120,482
BlueScope Steel, Ltd.	33,509	495,881
Brambles, Ltd.	110,387	891,397
Coca-Cola Amatil, Ltd.	42,510	435,020
Cochlear, Ltd.	4,803	774,091
Coles Group, Ltd.	101,137	1,235,588
Commonwealth Bank of Australia	123,524	8,131,838
Computershare, Ltd. (c)	35,559	408,173
Crown Resorts, Ltd. (a)	29,464	263,848
CSL, Ltd.	32,182	6,503,054
Dexus	77,269	574,979
Evolution Mining, Ltd.	118,939	373,562
Fortescue Metals Group, Ltd.	115,617	1,769,887
Goodman Group (REIT)	120,898	1,670,104
GPT Group (The)	137,557	483,255
Insurance Australia Group, Ltd.	171,814	614,362
Lend Lease Corp., Ltd. (REIT)	48,652	480,110
Macquarie Group, Ltd.	23,858	2,773,873
Magellan Financial Group, Ltd.	9,069	313,562
Medibank Private, Ltd.	194,632	415,564
Mirvac Group (REIT)	277,948	531,109
National Australia Bank, Ltd.	233,243	4,635,054
Newcrest Mining, Ltd.	61,235	1,149,326
Northern Star Resources, Ltd.	79,868	584,801
Oil Search, Ltd.	131,545	409,578
Orica, Ltd.	24,591	261,412
Origin Energy, Ltd.	123,597	442,738
Qantas Airways, Ltd. (a)	58,443	227,385
QBE Insurance Group, Ltd.	108,983	802,638
Ramsay Health Care, Ltd.	13,525	693,082
REA Group, Ltd.	4,158	450,115
Rio Tinto, Ltd.	25,856	2,192,778
Santos, Ltd.	125,663	681,902
Scentre Group (REIT)	365,156	786,213
Seek, Ltd. (a)	23,745	517,100
Sonic Healthcare, Ltd.	32,696	876,787
South32, Ltd.	274,880	590,970
Stockland (REIT)	162,137	545,089
Suncorp Group, Ltd.	92,883	698,598
Sydney Airport (a)	99,114	468,423
Tabcorp Holdings, Ltd.	153,298	548,962
Telstra Corp., Ltd.	233,530	606,087
Transurban Group	191,443	1,947,005
Treasury Wine Estates, Ltd.	53,467	422,446
Vicinity Centres (REIT)	274,046	346,224

Australia—(Continued)
Washington H Soul Pattinson & Co., Ltd.	8,030	193,750
Wesfarmers, Ltd.	79,966	3,216,124
Westpac Banking Corp.	253,047	4,712,047
WiseTech Global, Ltd.	10,682	239,265
Woodside Petroleum, Ltd.	68,426	1,249,068
Woolworths Group, Ltd.	88,361	2,757,775

		82,942,111

Austria—0.2%
Erste Group Bank AG (a)	20,614	700,934
OMV AG	9,828	499,638
Raiffeisen Bank International AG (a)	9,390	206,528
Verbund AG	4,951	360,868
voestalpine AG	9,525	396,301

		2,164,269

Belgium—0.8%
Ageas SA	12,505	757,075
Anheuser-Busch InBev S.A.	52,941	3,345,093
Elia Group S.A.	2,253	248,761
Etablissements Franz Colruyt NV	4,373	261,413
Galapagos NV (a)	3,001	233,262
Groupe Bruxelles Lambert S.A.	7,907	819,607
KBC Group NV (a)	18,076	1,315,503
Proximus SADP	11,920	260,075
Sofina S.A.	1,124	381,905
Solvay S.A.	5,192	647,983
UCB S.A.	8,982	856,288
Umicore S.A.	14,103	749,903

		9,876,868

Chile—0.1%
Antofagasta plc	26,957	628,480

China—0.5%
BOC Hong Kong Holdings, Ltd.	282,465	985,019
Budweiser Brewing Co. APAC, Ltd.	120,500	360,124
ESR Cayman, Ltd. (a)	122,000	401,033
Prosus NV	34,030	3,802,427

		5,548,603

Denmark—2.3%
Ambu A/S - Class B	11,908	560,684
AP Moller - Maersk A/S - Class A	226	493,999
AP Moller - Maersk A/S - Class B	458	1,068,205
Carlsberg A/S - Class B	7,046	1,086,379
Chr Hansen Holding A/S (a)	7,473	680,630
Coloplast A/S - Class B	8,632	1,302,688
Danske Bank A/S	43,520	817,514
Demant A/S (a)	7,349	312,523
DSV Panalpina A/S	14,311	2,813,085
Genmab A/S (a)	4,551	1,499,370
GN Store Nord A/S	9,339	737,894
H Lundbeck A/S	5,421	185,864
Novo Nordisk A/S - Class B	120,351	8,147,184

BHFTII-184

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
Novozymes A/S - B Shares	14,861	$954,283
Orsted A/S	13,414	2,175,431
Pandora A/S	6,130	658,483
Rockwool International A/S - B Shares	585	247,049
Tryg A/S	18,925	447,593
Vestas Wind Systems A/S	13,784	2,843,717

		27,032,575

Finland—1.1%
Elisa Oyj	11,016	662,401
Fortum Oyj	30,377	813,639
Kesko Oyj - B Shares	19,815	607,465
Kone Oyj - Class B	22,998	1,882,509
Neste Oyj	28,819	1,531,974
Nokia Oyj (a)	389,325	1,559,676
Nordea Bank Abp	218,835	2,157,966
Orion Oyj - Class B (d)	8,084	324,926
Sampo Oyj - A Shares	34,356	1,556,000
Stora Enso Oyj - R Shares	40,497	759,102
UPM-Kymmene Oyj	37,780	1,359,938
Wartsila Oyj Abp	31,392	330,204

		13,545,800

France—10.4%
Accor S.A. (a)	12,886	487,220
Adevinta ASA (a)	17,802	262,746
Aeroports de Paris (a)	2,209	264,635
Air Liquide S.A.	32,920	5,390,569
Airbus SE (a)	41,229	4,680,172
Alstom S.A. (a)	17,197	859,641
Amundi S.A. (a)	4,463	357,799
Arkema S.A.	5,073	616,163
Atos SE (a)	7,084	554,008
AXA S.A.	133,292	3,581,580
BioMerieux	3,058	390,688
BNP Paribas S.A. (a)	78,617	4,787,365
Bollore S.A.	61,874	299,575
Bouygues S.A.	15,150	608,941
Bureau Veritas S.A. (a)	19,740	563,200
Capgemini SE	11,118	1,896,601
Carrefour S.A. (d)	42,889	778,698
Cie de Saint-Gobain (a)	36,121	2,136,796
Cie Generale des Etablissements Michelin	11,638	1,746,456
CNP Assurances (a)	10,520	200,492
Covivio	3,163	271,243
Credit Agricole S.A. (a)	81,913	1,188,941
Danone S.A.	44,233	3,041,746
Dassault Aviation S.A. (a)	183	204,150
Dassault Systemes SE	9,140	1,959,846
Edenred	17,436	912,904
Eiffage S.A. (a)	5,728	574,831
Electricite de France S.A. (a)	42,972	577,908
Engie S.A. (a)	126,423	1,799,145
EssilorLuxottica S.A.	19,458	3,176,062
Eurazeo S.A. (a)	2,867	218,540
Faurecia SE (a)	2,481	132,120

France—(Continued)
Faurecia SE (a)	5,604	299,326
Gecina S.A. (REIT)	3,288	453,756
Getlink SE (a)	32,808	504,468
Hermes International	2,178	2,417,007
Iliad S.A.	851	162,120
Ipsen S.A.	2,947	253,396
Kering S.A.	5,246	3,630,191
Klepierre S.A. (REIT)	12,682	296,065
L’Oreal S.A.	17,681	6,792,096
La Francaise des Jeux SAEM	6,363	289,594
Legrand S.A.	18,703	1,743,987
LVMH Moet Hennessy Louis Vuitton SE	19,434	12,979,357
Natixis S.A. (a)	61,192	293,650
Orange S.A.	131,776	1,625,678
Orpea S.A. (a)	3,797	440,784
Pernod-Ricard S.A.	14,375	2,704,480
Publicis Groupe S.A.	15,420	943,394
Remy Cointreau S.A.	1,860	344,351
Renault S.A. (a)	14,189	614,193
Safran S.A. (a)	21,942	2,993,608
Sanofi	78,847	7,810,347
Sartorius Stedim Biotech	2,011	830,037
Schneider Electric SE	38,016	5,821,177
SCOR SE (a)	11,686	399,099
SEB S.A.	1,989	351,641
Societe Generale S.A. (a)	59,512	1,558,473
Sodexo S.A. (a) (d)	6,495	624,532
Suez S.A.	24,607	522,338
Teleperformance SE	4,265	1,555,603
Thales S.A.	7,807	777,578
TOTAL SE (d)	176,030	8,216,559
UBISOFT Entertainment S.A. (a)	7,194	548,652
Unibail-Rodamco-Westfield (a)	9,927	797,249
Valeo S.A.	18,217	620,478
Veolia Environnement S.A.	38,959	1,001,750
Vinci S.A.	36,005	3,697,944
Vivendi SE	57,716	1,899,730
Wendel S.A.	2,267	281,999
Worldline S.A. (a)	15,808	1,327,664

		122,945,132

Germany—8.5%
Adidas AG (a)	13,342	4,174,036
Allianz SE	28,862	7,363,985
Aroundtown S.A.	63,611	453,785
BASF SE	64,663	5,382,590
Bayer AG	69,590	4,413,458
Bayerische Motoren Werke AG	23,373	2,428,611
Bechtle AG	1,981	372,302
Beiersdorf AG	7,042	745,678
Brenntag SE	11,405	975,829
Carl Zeiss Meditec AG	2,898	437,772
Commerzbank AG (a)	52,885	324,975
Continental AG (a)	7,262	961,256
Covestro AG	13,256	893,305
Daimler AG	59,915	5,350,170

BHFTII-185

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Delivery Hero AG (a)	9,357	$1,215,352
Deutsche Bank AG (a)	135,204	1,619,051
Deutsche Boerse AG	13,416	2,234,878
Deutsche Lufthansa AG (a)	17,782	236,267
Deutsche Post AG	68,510	3,761,898
Deutsche Telekom AG	235,206	4,746,816
Deutsche Wohnen SE	23,246	1,086,803
E.ON SE	155,877	1,817,862
Evonik Industries AG	12,954	459,081
Fresenius Medical Care AG & Co. KGaA	15,649	1,152,896
Fresenius SE & Co. KGaA	27,953	1,247,857
GEA Group AG	11,736	482,084
Hannover Rueck SE	3,652	668,783
HeidelbergCement AG	10,711	974,963
HelloFresh SE (a)	10,721	801,767
Henkel AG & Co. KGaA	7,933	786,718
HOCHTIEF AG	1,646	147,637
Infineon Technologies AG	92,553	3,933,904
KION Group AG	4,200	415,674
Knorr-Bremse AG	5,273	659,170
LANXESS AG	5,571	411,552
LEG Immobilien SE	5,050	665,681
Merck KGaA	9,421	1,614,409
MTU Aero Engines AG	3,839	905,558
Muenchener Rueckversicherungs-Gesellschaft AG	9,855	3,042,123
Nemetschek SE	4,238	270,964
Puma SE (a)	7,160	703,483
Rational AG	371	288,561
RWE AG	44,910	1,763,354
SAP SE	73,054	8,967,050
Scout24 AG	7,874	598,782
Siemens AG	53,381	8,785,722
Siemens Energy AG (a)	28,411	1,022,173
Siemens Healthineers AG	19,718	1,069,866
Symrise AG	9,465	1,150,126
TeamViewer AG (a)	11,261	482,241
Uniper SE	14,858	538,826
United Internet AG	8,781	353,066
Volkswagen AG	2,495	907,132
Vonovia SE	36,638	2,398,431
Zalando SE (a)	10,249	1,006,777

		99,673,090

Hong Kong—3.0%
AIA Group, Ltd.	846,600	10,298,850
ASM Pacific Technology, Ltd.	19,600	251,093
Bank of East Asia, Ltd. (The)	91,920	195,969
CK Asset Holdings, Ltd.	180,940	1,099,807
CK Hutchison Holdings, Ltd.	199,440	1,591,273
CK Infrastructure Holdings, Ltd.	49,500	294,326
CLP Holdings, Ltd.	127,877	1,242,327
Galaxy Entertainment Group, Ltd. (a)	152,000	1,374,677
Hang Lung Properties, Ltd.	142,000	369,562
Hang Seng Bank, Ltd.	54,200	1,051,028
Henderson Land Development Co., Ltd.	100,311	450,927
HK Electric Investments & HK Electric Investments, Ltd.	185,500	184,254

Hong Kong—(Continued)
HKT Trust & HKT, Ltd.	154,980	221,191
Hong Kong & China Gas Co., Ltd.	655,935	1,038,453
Hong Kong Exchanges and Clearing, Ltd.	84,300	4,984,855
Hongkong Land Holdings, Ltd.	86,500	425,212
Jardine Matheson Holdings, Ltd.	16,900	1,106,041
Jardine Strategic Holdings, Ltd.	14,800	489,755
Link REIT (REIT)	148,541	1,354,131
Melco Resorts & Entertainment, Ltd. (ADR)	13,000	258,830
MTR Corp., Ltd.	110,500	627,005
New World Development Co., Ltd.	115,926	600,453
PCCW, Ltd.	298,000	167,977
Power Assets Holdings, Ltd.	107,549	635,284
Sino Land Co., Ltd.	129,600	180,730
Sun Hung Kai Properties, Ltd.	95,750	1,452,375
Swire Pacific, Ltd. - Class A	36,817	276,994
Swire Properties, Ltd.	83,600	258,762
Techtronic Industries Co., Ltd.	94,500	1,624,398
WH Group, Ltd.	501,500	407,199
Wharf Real Estate Investment Co., Ltd.	131,976	741,301
Xinyi Glass Holdings, Ltd.	128,000	420,686

		35,675,725

Ireland—0.8%
CRH plc	53,262	2,504,021
Flutter Entertainment plc (a)	11,454	2,444,775
James Hardie Industries plc	32,192	981,055
Kerry Group plc - Class A	11,544	1,447,848
Kingspan Group plc	11,136	946,186
Smurfit Kappa Group plc	16,402	774,352

		9,098,237

Israel—0.6%
Azrieli Group, Ltd.	3,090	191,212
Bank Hapoalim B.M. (a)	79,475	620,291
Bank Leumi Le-Israel B.M.	104,117	688,112
Check Point Software Technologies, Ltd. (a)	7,600	850,972
CyberArk Software, Ltd. (a)	2,700	349,218
Elbit Systems, Ltd.	1,811	256,913
ICL Group, Ltd.	54,463	320,327
Isracard, Ltd.	0	1
Israel Discount Bank, Ltd. - Class A	83,247	347,386
Mizrahi Tefahot Bank, Ltd.	9,874	258,490
Nice, Ltd. (a)	4,447	969,686
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	75,753	874,190
Wix.com, Ltd. (a)	3,600	1,005,192

		6,731,990

Italy—2.0%
Amplifon S.p.A. (a)	9,033	337,501
Assicurazioni Generali S.p.A. (a)	74,881	1,506,040
Atlantia S.p.A. (a)	36,067	678,180
Davide Campari-Milano NV	42,874	481,954
DiaSorin S.p.A.	1,857	298,455
Enel S.p.A.	569,369	5,701,462
Eni S.p.A.	178,889	2,211,323

BHFTII-186

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Ferrari NV	8,824	$1,851,728
FinecoBank Banca Fineco S.p.A. (a)	42,655	701,468
Infrastrutture Wireless Italiane S.p.A.	24,381	272,668
Intesa Sanpaolo S.p.A. (a)	1,095,519	2,984,656
Mediobanca Banca di Credito Finanziario S.p.A. (a)	44,816	499,665
Moncler S.p.A. (a)	13,551	780,142
Nexi S.p.A. (a)	32,431	569,055
Poste Italiane S.p.A.	41,357	528,738
Prysmian S.p.A.	17,303	564,639
Recordati Industria Chimica e Farmaceutica S.p.A.	8,194	441,393
Snam S.p.A.	137,424	764,732
Telecom Italia S.p.A.	585,356	318,493
Telecom Italia S.p.A. - Risparmio Shares	421,971	244,000
Terna Rete Elettrica Nazionale S.p.A.	81,294	616,231
UniCredit S.p.A. (a)	155,340	1,653,289

		24,005,812

Japan—24.1%
Advantest Corp.	14,500	1,287,463
Aeon Co., Ltd.	43,500	1,302,151
AGC, Inc.	12,900	543,176
Air Water, Inc. (d)	10,000	175,455
Aisin Seiki Co., Ltd.	11,100	424,296
Ajinomoto Co., Inc.	33,000	678,248
Alfresa Holdings Corp.	15,300	295,900
Amada Co., Ltd.	13,800	155,052
ANA Holdings, Inc. (a) (d)	8,400	195,941
Asahi Group Holdings, Ltd.	30,500	1,294,097
Asahi Intecc Co., Ltd.	14,200	392,933
Asahi Kasei Corp.	85,900	991,012
Astellas Pharma, Inc.	129,000	1,995,838
Azbil Corp.	9,100	394,433
Bandai Namco Holdings, Inc.	14,800	1,060,290
Bank of Kyoto, Ltd. (The)	3,901	241,529
Bridgestone Corp.	36,600	1,489,707
Brother Industries, Ltd.	16,400	365,294
Calbee, Inc.	5,500	140,635
Canon, Inc.	68,400	1,553,077
Capcom Co., Ltd.	13,000	424,704
Casio Computer Co., Ltd.	16,900	320,704
Central Japan Railway Co.	9,800	1,471,037
Chiba Bank, Ltd. (The) (d)	39,400	257,882
Chubu Electric Power Co., Inc.	45,700	591,101
Chugai Pharmaceutical Co., Ltd.	47,300	1,928,918
Chugoku Electric Power Co., Inc. (The) (d)	23,700	292,151
Concordia Financial Group, Ltd.	73,300	297,127
Cosmos Pharmaceutical Corp.	1,500	234,760
CyberAgent, Inc.	29,600	536,770
Dai Nippon Printing Co., Ltd.	20,200	426,165
Dai-ichi Life Holdings, Inc.	72,900	1,264,220
Daifuku Co., Ltd.	7,400	728,562
Daiichi Sankyo Co., Ltd.	119,100	3,488,363
Daikin Industries, Ltd.	17,400	3,530,286
Daito Trust Construction Co., Ltd.	3,800	442,974
Daiwa House Industry Co., Ltd.	37,400	1,101,208
Daiwa House REIT Investment Corp. (REIT)	136	366,440

Japan—(Continued)
Daiwa Securities Group, Inc. (d)	102,200	531,568
Denso Corp.	29,800	1,993,257
Dentsu Group, Inc.	16,600	536,187
Disco Corp.	2,200	698,446
East Japan Railway Co.	20,100	1,429,510
Eisai Co., Ltd.	17,000	1,144,360
ENEOS Holdings, Inc.	183,300	831,866
FANUC Corp.	13,100	3,123,954
Fast Retailing Co., Ltd.	4,000	3,207,176
Fuji Electric Co., Ltd.	8,600	360,932
FUJIFILM Holdings Corp.	26,000	1,551,711
Fujitsu, Ltd.	13,500	1,963,426
Fukuoka Financial Group, Inc.	10,600	202,327
GLP J-REIT	268	441,379
GMO Payment Gateway, Inc.	3,000	402,552
Hakuhodo DY Holdings, Inc.	17,600	295,642
Hamamatsu Photonics KK	9,600	570,197
Hankyu Hanshin Holdings, Inc.	16,400	526,249
Harmonic Drive Systems, Inc.	2,900	197,350
Hikari Tsushin, Inc.	1,500	302,902
Hino Motors, Ltd.	21,400	183,823
Hirose Electric Co., Ltd.	2,415	373,383
Hisamitsu Pharmaceutical Co., Inc.	4,500	294,707
Hitachi Construction Machinery Co., Ltd.	8,900	286,971
Hitachi Metals, Ltd.	13,800	227,528
Hitachi, Ltd.	67,400	3,067,981
Honda Motor Co., Ltd.	112,400	3,390,235
Hoshizaki Corp.	4,100	366,052
Hoya Corp.	25,900	3,056,735
Hulic Co., Ltd.	15,100	179,101
Ibiden Co., Ltd.	7,800	362,018
Idemitsu Kosan Co., Ltd.	10,768	278,085
Iida Group Holdings Co., Ltd.	12,700	308,964
Inpex Corp.	71,100	486,183
Isuzu Motors, Ltd.	39,100	422,913
Ito En, Ltd.	4,000	246,295
ITOCHU Corp. (d)	96,300	3,137,165
Itochu Techno-Solutions Corp.	7,100	230,292
Japan Airlines Co., Ltd. (a)	8,400	188,841
Japan Airport Terminal Co., Ltd.	3,800	187,548
Japan Exchange Group, Inc.	38,100	897,382
Japan Metropolitan Fund Invest	494	506,059
Japan Post Bank Co., Ltd. (d)	30,800	296,220
Japan Post Holdings Co., Ltd.	110,900	994,024
Japan Post Insurance Co., Ltd.	16,000	330,651
Japan Real Estate Investment Corp.	96	568,378
Japan Tobacco, Inc.	82,800	1,595,475
JFE Holdings, Inc. (a)	35,100	432,307
JSR Corp. (d)	14,400	437,190
Kajima Corp.	32,000	457,199
Kakaku.com, Inc.	10,700	293,678
Kansai Electric Power Co., Inc. (The)	49,800	541,629
Kansai Paint Co., Ltd.	11,900	319,415
Kao Corp.	34,500	2,290,133
KDDI Corp.	114,700	3,531,582
Keihan Holdings Co., Ltd.	7,800	326,018
Keikyu Corp.	18,000	272,689

BHFTII-187

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Keio Corp.	6,700	$451,772
Keisei Electric Railway Co., Ltd.	10,000	328,124
Keyence Corp.	12,800	5,854,413
Kikkoman Corp. (d)	10,200	610,311
Kintetsu Group Holdings Co., Ltd.	12,612	482,563
Kirin Holdings Co., Ltd.	60,300	1,158,527
Kobayashi Pharmaceutical Co., Ltd.	3,600	336,967
Kobe Bussan Co., Ltd.	9,200	247,266
Koei Tecmo Holdings Co., Ltd.	4,420	199,579
Koito Manufacturing Co., Ltd.	7,700	520,189
Komatsu, Ltd.	58,700	1,817,210
Konami Holdings Corp.	7,300	437,398
Kose Corp.	2,300	326,557
Kubota Corp.	75,300	1,723,000
Kuraray Co., Ltd.	24,500	280,288
Kurita Water Industries, Ltd.	7,100	306,194
Kyocera Corp.	21,800	1,390,855
Kyowa Kirin Co., Ltd.	20,600	618,743
Kyushu Electric Power Co., Inc. (d)	25,900	255,723
Kyushu Railway Co.	12,700	297,440
Lasertec Corp.	5,500	733,498
Lawson, Inc.	3,800	187,026
Lion Corp.	15,900	310,488
Lixil Corp.	19,000	530,530
M3, Inc.	31,500	2,169,711
Makita Corp.	15,900	684,048
Marubeni Corp.	114,800	962,706
Marui Group Co., Ltd. (d)	17,300	327,027
Mazda Motor Corp.	43,000	353,803
McDonald’s Holdings Co. Japan, Ltd.	5,400	249,395
Medipal Holdings Corp.	9,400	181,150
MEIJI Holdings Co., Ltd. (d)	7,300	470,718
Mercari, Inc. (a)	5,800	265,005
Minebea Mitsumi, Inc.	26,300	677,578
MISUMI Group, Inc.	22,200	647,643
Mitsubishi Chemical Holdings Corp.	71,100	533,718
Mitsubishi Corp.	93,300	2,653,775
Mitsubishi Electric Corp.	128,100	1,966,154
Mitsubishi Estate Co., Ltd.	86,400	1,518,259
Mitsubishi Gas Chemical Co., Inc.	11,500	283,928
Mitsubishi Heavy Industries, Ltd.	23,100	722,986
Mitsubishi UFJ Financial Group, Inc.	854,388	4,568,337
Mitsubishi UFJ Lease & Finance Co., Ltd.	36,000	218,709
Mitsui & Co., Ltd. (d)	116,817	2,446,918
Mitsui Chemicals, Inc.	15,000	477,073
Mitsui Fudosan Co., Ltd.	61,200	1,399,814
Miura Co., Ltd.	6,500	352,932
Mizuho Financial Group, Inc.	167,250	2,416,948
MonotaRO Co., Ltd.	18,400	501,354
MS&AD Insurance Group Holdings, Inc.	33,900	1,001,043
Murata Manufacturing Co., Ltd.	39,800	3,215,434
Nabtesco Corp.	7,500	345,465
Nagoya Railroad Co., Ltd.	14,800	353,703
NEC Corp.	18,800	1,111,572
Nexon Co., Ltd.	31,800	1,036,104
NGK Insulators, Ltd.	19,300	355,730
NGK Spark Plug Co., Ltd.	12,000	208,687

Japan—(Continued)
NH Foods, Ltd.	7,000	301,432
Nidec Corp.	30,700	3,757,804
Nihon M&A Center, Inc.	22,000	598,583
Nintendo Co., Ltd.	7,800	4,374,918
Nippon Building Fund, Inc.	114	673,149
Nippon Express Co., Ltd.	5,900	441,934
Nippon Paint Holdings Co., Ltd.	54,000	782,435
Nippon Prologis REIT, Inc.	143	460,704
Nippon Sanso Holdings Corp.	9,600	182,762
Nippon Shinyaku Co., Ltd.	3,200	238,791
Nippon Steel Corp. (a)	56,300	960,705
Nippon Telegraph & Telephone Corp.	88,500	2,282,365
Nippon Yusen KK	12,600	433,220
Nissan Chemical Corp.	7,300	391,017
Nissan Motor Co., Ltd. (a)	163,500	917,028
Nisshin Seifun Group, Inc.	15,700	263,664
Nissin Foods Holdings Co., Ltd.	4,700	349,502
Nitori Holdings Co., Ltd.	5,800	1,127,902
Nitto Denko Corp.	11,500	989,318
Nomura Holdings, Inc.	197,600	1,046,667
Nomura Real Estate Holdings, Inc.	9,500	230,133
Nomura Real Estate Master Fund, Inc. (REIT)	296	446,049
Nomura Research Institute, Ltd.	24,500	763,079
NSK, Ltd.	26,600	273,149
NTT Data Corp.	43,680	679,900
Obayashi Corp.	45,500	419,972
Obic Co., Ltd.	5,100	940,285
Odakyu Electric Railway Co., Ltd.	20,800	571,139
OJI Holdings Corp.	61,700	401,725
Olympus Corp.	78,400	1,629,672
Omron Corp.	13,400	1,052,302
Ono Pharmaceutical Co., Ltd.	26,000	682,402
Oracle Corp. Japan	3,000	295,494
Oriental Land Co., Ltd.	13,800	2,083,542
ORIX Corp.	91,300	1,549,154
Orix JREIT, Inc.	185	323,009
Osaka Gas Co., Ltd.	29,000	568,153
Otsuka Corp.	7,400	347,172
Otsuka Holdings Co., Ltd.	28,100	1,194,820
Pan Pacific International Holdings Corp.	26,000	615,331
Panasonic Corp.	154,400	1,998,849
PeptiDream, Inc. (a)	6,800	312,380
Persol Holdings Co., Ltd.	13,400	264,013
Pigeon Corp.	8,500	322,785
Rakuten, Inc.	61,500	734,409
Recruit Holdings Co., Ltd.	94,800	4,661,550
Renesas Electronics Corp. (a)	54,800	603,202
Resona Holdings, Inc. (d)	143,200	601,386
Ricoh Co., Ltd. (d)	48,600	493,752
Rinnai Corp.	2,800	314,905
Rohm Co., Ltd.	6,700	664,379
Ryohin Keikaku Co., Ltd.	18,000	427,483
Santen Pharmaceutical Co., Ltd.	27,500	379,902
SBI Holdings, Inc.	16,511	450,232
SCSK Corp.	3,900	232,311
Secom Co., Ltd.	14,200	1,201,348
Sega Sammy Holdings, Inc.	12,900	202,167

BHFTII-188

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Seibu Holdings, Inc.	15,100	$167,351
Seiko Epson Corp. (d)	20,000	327,881
Sekisui Chemical Co., Ltd.	25,900	500,252
Sekisui House, Ltd.	45,500	980,662
Seven & i Holdings Co., Ltd.	52,700	2,134,061
SG Holdings Co., Ltd.	23,200	534,815
Sharp Corp. (d)	12,000	208,373
Shimadzu Corp.	15,600	568,664
Shimano, Inc.	5,400	1,292,447
Shimizu Corp.	39,000	317,588
Shin-Etsu Chemical Co., Ltd.	24,800	4,198,877
Shionogi & Co., Ltd.	19,700	1,064,789
Shiseido Co., Ltd.	28,100	1,896,798
Shizuoka Bank, Ltd. (The)	25,000	196,667
SMC Corp.	4,100	2,397,029
SoftBank Corp. (d)	199,400	2,600,300
SoftBank Group Corp.	109,800	9,328,561
Sohgo Security Services Co., Ltd.	4,800	227,690
Sompo Holdings, Inc.	23,699	908,544
Sony Corp.	88,300	9,315,281
Square Enix Holdings Co., Ltd.	6,500	362,422
Stanley Electric Co., Ltd.	9,700	290,571
Subaru Corp. (d)	45,400	910,781
SUMCO Corp.	17,600	407,441
Sumitomo Chemical Co., Ltd.	105,400	547,050
Sumitomo Corp.	79,300	1,136,587
Sumitomo Dainippon Pharma Co., Ltd.	12,500	218,818
Sumitomo Electric Industries, Ltd.	57,634	869,319
Sumitomo Metal Mining Co., Ltd.	16,600	722,675
Sumitomo Mitsui Financial Group, Inc.	89,200	3,250,181
Sumitomo Mitsui Trust Holdings, Inc.	25,626	893,834
Sumitomo Realty & Development Co., Ltd. (d)	22,600	803,153
Sundrug Co., Ltd.	5,300	194,674
Suntory Beverage & Food, Ltd.	10,400	388,036
Suzuken Co., Ltd.	5,800	227,439
Suzuki Motor Corp.	26,600	1,213,719
Sysmex Corp.	12,200	1,320,843
T&D Holdings, Inc.	39,400	512,596
Taiheiyo Cement Corp.	8,200	216,769
Taisei Corp.	14,500	560,216
Takeda Pharmaceutical Co., Ltd.	109,748	3,973,609
TDK Corp.	9,500	1,327,531
Teijin, Ltd. (d)	13,200	227,888
Terumo Corp.	45,100	1,638,150
THK Co., Ltd.	7,700	266,935
TIS, Inc.	16,500	395,244
Tobu Railway Co., Ltd.	14,600	393,264
Toho Co., Ltd.	8,500	346,616
Toho Gas Co., Ltd. (d)	6,200	384,565
Tohoku Electric Power Co., Inc.	28,000	265,658
Tokio Marine Holdings, Inc.	43,900	2,106,224
Tokyo Century Corp. (d)	3,200	216,561
Tokyo Electric Power Co. Holdings, Inc. (a)	55,700	186,615
Tokyo Electron, Ltd.	10,400	4,461,811
Tokyo Gas Co., Ltd.	26,000	579,051
Tokyu Corp.	37,500	502,989
Tokyu Fudosan Holdings Corp.	37,000	220,583

Japan—(Continued)
Toppan Printing Co., Ltd.	20,500	347,089
Toray Industries, Inc.	99,900	644,298
Toshiba Corp.	26,100	886,094
Tosoh Corp.	18,900	362,528
TOTO, Ltd.	10,400	643,309
Toyo Suisan Kaisha, Ltd.	6,000	252,323
Toyota Industries Corp.	10,200	913,917
Toyota Motor Corp.	148,500	11,625,493
Toyota Tsusho Corp.	15,500	656,367
Trend Micro, Inc.	10,200	512,349
Tsuruha Holdings, Inc.	2,900	374,457
Unicharm Corp.	29,600	1,243,066
United Urban Investment Corp. (REIT)	213	287,211
USS Co., Ltd.	16,600	325,963
Welcia Holdings Co., Ltd.	7,000	240,544
West Japan Railway Co.	11,500	640,410
Yakult Honsha Co., Ltd.	7,500	381,118
Yamada Holdings Co., Ltd.	46,500	251,745
Yamaha Corp.	10,400	567,338
Yamaha Motor Co., Ltd.	18,700	463,051
Yamato Holdings Co., Ltd.	21,800	599,665
Yaskawa Electric Corp.	18,000	903,208
Yokogawa Electric Corp.	16,300	302,304
Z Holdings Corp.	186,600	933,580
ZOZO, Inc.	8,400	249,293

		284,257,030

Jordan—0.0%
Hikma Pharmaceuticals plc	11,270	353,815

Luxembourg—0.3%
ArcelorMittal S.A. (a)	47,817	1,390,672
Eurofins Scientific SE (a)	10,020	960,109
SES S.A.	29,140	231,980
Tenaris S.A.	35,513	403,064

		2,985,825

Macau—0.1%
Sands China, Ltd. (a)	176,400	884,569
SJM Holdings, Ltd.	139,000	182,368
Wynn Macau, Ltd. (a)	34,800	67,821

		1,134,758

Mexico—0.0%
Fresnillo plc	13,365	159,394

Netherlands—4.9%
ABN AMRO Bank NV (a)	29,995	364,706
Adyen NV (a)	1,281	2,878,237
Aegon NV	119,047	565,915
Akzo Nobel NV	13,582	1,521,198
Argenx SE (a)	2,894	796,871
ASM International NV	3,312	971,292
ASML Holding NV	29,798	18,215,243
EXOR NV	6,143	521,279

BHFTII-189

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
Heineken Holding NV	8,708	$776,884
Heineken NV	18,131	1,867,370
ING Groep NV	273,062	3,358,433
JDE Peet’s B.V. (a)	5,438	200,043
Just Eat Takeaway (a)	8,852	820,032
Koninklijke Ahold Delhaize NV	75,154	2,097,983
Koninklijke DSM NV	12,062	2,045,551
Koninklijke KPN NV	250,085	852,148
Koninklijke Philips NV (a)	64,593	3,696,015
Koninklijke Vopak NV	4,993	249,401
NN Group NV	21,018	1,028,771
Randstad NV (d)	9,402	662,941
Royal Dutch Shell plc - A Shares	291,954	5,688,257
Royal Dutch Shell plc - B Shares	259,449	4,775,857
Stellantis NV	145,698	2,591,758
Wolters Kluwer NV	18,743	1,632,909

		58,179,094

New Zealand—0.3%
a2 Milk Co., Ltd. (a) (d)	53,251	322,105
Auckland International Airport, Ltd. (a)	89,204	490,369
Fisher & Paykel Healthcare Corp., Ltd.	40,254	906,383
Mercury NZ, Ltd.	47,715	217,391
Meridian Energy, Ltd.	89,813	340,295
Ryman Healthcare, Ltd.	29,900	320,342
Spark New Zealand, Ltd.	131,194	411,217
Xero, Ltd. (a)	8,809	857,122

		3,865,224

Norway—0.6%
DNB ASA	68,520	1,461,680
Equinor ASA	64,135	1,254,923
Gjensidige Forsikring ASA	14,357	337,738
Mowi ASA	29,767	739,910
Norsk Hydro ASA	91,188	585,442
Orkla ASA	54,509	535,493
Schibsted ASA - B Shares (a)	7,443	266,958
Schibsted ASA - Class A (a)	5,485	230,804
Telenor ASA	51,893	915,520
Yara International ASA	10,920	569,144

		6,897,612

Portugal—0.2%
Banco Espirito Santo S.A. (a) (b) (c)	199,038	0
EDP - Energias de Portugal S.A.	200,996	1,152,161
Galp Energia SGPS S.A.	37,002	431,008
Jeronimo Martins SGPS S.A.	18,255	308,006

		1,891,175

Russia—0.0%
Evraz plc	37,864	302,049

Singapore—1.1%
Ascendas Real Estate Investment Trust (REIT) (c)	228,844	520,278
CapitaLand Mall Trust (REIT) (c)	322,555	522,014

Singapore—(Continued)
CapitaLand, Ltd. (c)	231,700	650,046
City Developments, Ltd.	34,000	202,361
DBS Group Holdings, Ltd.	128,367	2,772,422
Genting Singapore, Ltd.	188,200	129,129
Keppel Corp., Ltd.	113,900	452,119
Mapletree Commercial Trust	147,200	232,814
Mapletree Logistics Trust	92,049	132,511
Oversea-Chinese Banking Corp., Ltd.	245,864	2,155,272
Singapore Airlines, Ltd. (a)	102,940	428,677
Singapore Exchange, Ltd.	54,400	404,603
Singapore Technologies Engineering, Ltd.	130,000	377,975
Singapore Telecommunications, Ltd.	576,320	1,048,677
United Overseas Bank, Ltd.	80,792	1,562,504
UOL Group, Ltd.	33,000	194,396
Venture Corp., Ltd.	20,500	306,873
Wilmar International, Ltd.	144,000	582,883

		12,675,554

South Africa—0.3%
Anglo American plc	87,893	3,446,504

Spain—2.3%
ACS Actividades de Construccion y Servicios S.A.	15,371	510,697
Aena SME S.A. (a)	5,006	813,909
Amadeus IT Group S.A. (a)	31,249	2,216,911
Banco Bilbao Vizcaya Argentaria S.A.	471,523	2,461,551
Banco Santander S.A. (a)	1,194,014	4,067,412
CaixaBank S.A.	260,663	808,759
Cellnex Telecom S.A.	23,209	1,339,464
Enagas S.A.	15,136	329,496
Endesa S.A.	23,384	620,661
Ferrovial S.A.	36,079	942,815
Grifols S.A.	21,632	567,554
Iberdrola S.A.	432,609	5,589,788
Industria de Diseno Textil S.A	75,348	2,489,205
Naturgy Energy Group S.A.	20,891	513,268
Red Electrica Corp. S.A.	29,209	518,608
Repsol S.A.	109,852	1,362,396
Siemens Gamesa Renewable Energy S.A.	18,682	724,857
Telefonica S.A.	354,363	1,592,668

		27,470,019

Sweden—3.3%
Alfa Laval AB (a)	21,114	638,882
Assa Abloy AB - Class B	69,609	2,002,894
Atlas Copco AB - A Shares	46,653	2,846,128
Atlas Copco AB - B Shares	28,433	1,482,100
Boliden AB	20,002	742,530
Electrolux AB - Series B (d)	17,118	475,231
Epiroc AB - Class A	42,693	969,023
Epiroc AB - Class B	28,433	593,630
EQT AB	17,377	572,582
Essity AB - Class B (d)	44,073	1,395,180
Evolution Gaming Group AB	11,608	1,713,178
Fastighets AB Balder - B Shares (a)	7,346	364,394
H & M Hennes & Mauritz AB - B Shares (a)	58,973	1,328,809

BHFTII-190

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Hexagon AB - B Shares	20,527	$1,896,749
Husqvarna AB - B Shares	25,677	370,073
ICA Gruppen AB	8,404	411,692
Industrivarden AB - A Shares (a)	7,751	285,432
Industrivarden AB - C Shares (a)	10,214	358,781
Investment AB Latour - B Shares	10,798	279,962
Investor AB - B Shares	31,620	2,526,811
Kinnevik AB - Class B	17,515	852,217
L E Lundbergforetagen AB - B Shares (a)	6,090	333,170
Lundin Energy AB	13,010	409,645
Nibe Industrier AB - B Shares	22,745	706,813
Sandvik AB (a)	79,069	2,164,980
Securitas AB - B Shares	21,462	365,734
Skandinaviska Enskilda Banken AB - Class A (d)	107,920	1,318,195
Skanska AB - B Shares (d)	24,008	603,307
SKF AB - B Shares (d)	25,976	739,898
Svenska Cellulosa AB SCA - Class B (a)	44,191	782,788
Svenska Handelsbanken AB - A Shares	98,487	1,071,304
Swedbank AB - A Shares (d)	65,848	1,161,350
Swedish Match AB	10,919	854,231
Tele2 AB - B Shares	34,110	461,036
Telefonaktiebolaget LM Ericsson - B Shares	208,109	2,758,235
Telia Co. AB	155,914	676,768
Volvo AB - B Shares (a) (d)	97,294	2,466,594

		38,980,326

Switzerland—9.5%
ABB, Ltd.	128,181	3,915,154
Adecco Group AG	10,992	743,439
Alcon, Inc. (a)	34,715	2,440,921
Baloise Holding AG	3,599	614,396
Banque Cantonale Vaudoise	2,200	215,546
Barry Callebaut AG	211	478,904
Chocoladefabriken Lindt & Spruengli AG	7	643,358
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	81	710,050
Cie Financiere Richemont S.A. - Class A	36,016	3,473,164
Clariant AG	13,958	282,657
Coca-Cola HBC AG	13,800	439,671
Credit Suisse Group AG	171,578	1,819,177
EMS-Chemie Holding AG	579	519,209
Ferguson plc	15,780	1,887,531
Geberit AG	2,545	1,626,728
Givaudan S.A.	659	2,550,076
Glencore plc (a)	673,788	2,641,995
Julius Baer Group, Ltd.	14,453	927,405
Kuehne & Nagel International AG	3,454	989,753
LafargeHolcim, Ltd.	35,449	2,092,357
Logitech International S.A.	11,995	1,262,608
Lonza Group AG	5,127	2,877,497
Nestle S.A.	201,682	22,574,069
Novartis AG	155,434	13,334,040
Partners Group Holding AG	1,277	1,638,633
Roche Holding AG (d)	2,240	768,916
Roche Holding AG	49,182	15,965,134
Schindler Holding AG	1,428	410,929

Switzerland—(Continued)
Schindler Holding AG (Participation Certificate)	2,909	858,171
SGS S.A.	404	1,150,995
Sika AG	9,838	2,822,093
Sonova Holding AG (a)	4,085	1,086,758
STMicroelectronics NV	44,501	1,700,114
Straumann Holding AG	747	935,410
Swatch Group AG (The)	4,374	244,400
Swatch Group AG (The) - Bearer Shares	2,245	648,799
Swiss Life Holding AG	2,117	1,044,972
Swiss Prime Site AG	4,615	427,152
Swiss Re AG	20,610	2,035,579
Swisscom AG (d)	1,853	998,272
Temenos AG	4,465	645,387
UBS Group AG	254,649	3,959,554
Vifor Pharma AG	3,649	498,760
Zurich Insurance Group AG	10,535	4,511,487

		111,411,220

United Arab Emirates—0.0%
NMC Health plc (a) (b) (c)	7,569	0

United Kingdom—11.9%
3i Group plc	70,865	1,128,131
Admiral Group plc	11,968	512,104
Ashtead Group plc	32,603	1,946,913
Associated British Foods plc (a)	23,588	786,199
AstraZeneca plc	91,820	9,163,582
Auto Trader Group plc (a)	75,401	576,917
AVEVA Group plc	8,176	386,073
Aviva plc	274,960	1,549,149
BAE Systems plc	211,310	1,472,167
Barclays plc	1,214,974	3,117,860
Barratt Developments plc (a)	69,622	717,611
Berkeley Group Holdings plc	10,144	621,481
BP plc	1,404,436	5,702,573
British American Tobacco plc	158,918	6,083,328
British Land Co. plc (The) (REIT)	61,629	428,840
BT Group plc (a)	548,312	1,171,357
Bunzl plc	23,720	760,146
Burberry Group plc (a)	29,504	773,071
CNH Industrial NV (a)	72,572	1,129,666
Coca-Cola European Partners plc	13,100	683,296
Compass Group plc (a)	123,575	2,492,808
Croda International plc	10,121	886,586
DCC plc	7,008	608,349
Diageo plc	163,721	6,738,551
Direct Line Insurance Group plc	89,919	388,499
Entain plc (a)	39,400	825,495
Experian plc	64,290	2,216,457
GlaxoSmithKline plc	355,107	6,308,235
Halma plc	27,211	891,473
Hargreaves Lansdown plc	27,409	583,119
HSBC Holdings plc	1,421,801	8,299,915
Imperial Brands plc	71,615	1,474,558
Informa plc (a)	109,833	848,630
InterContinental Hotels Group plc (a)	11,718	806,741

BHFTII-191

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Intertek Group plc	11,659	$901,361
J Sainsbury plc	120,106	401,928
JD Sports Fashion plc (a)	30,679	349,157
Johnson Matthey plc	15,590	648,246
Kingfisher plc (a)	108,751	477,680
Land Securities Group plc (REIT)	54,641	520,440
Legal & General Group plc	407,374	1,566,330
Lloyds Banking Group plc (a)	4,750,023	2,783,396
London Stock Exchange Group plc	22,513	2,156,330
M&G plc	182,005	520,916
Melrose Industries plc (a)	281,332	648,031
Mondi plc	35,550	907,722
National Grid plc	250,590	2,990,998
Natwest Group plc	339,632	919,836
Next plc (a)	9,783	1,061,642
Ocado Group plc (a)	33,748	947,695
Pearson plc	51,825	551,834
Persimmon plc	22,805	925,403
Phoenix Group Holdings plc	39,867	403,808
Prudential plc	187,258	3,972,951
Reckitt Benckiser Group plc	50,328	4,512,531
RELX plc	139,585	3,504,545
Rentokil Initial plc (a)	132,544	886,019
Rio Tinto plc	78,084	5,978,342
Rolls-Royce Holdings plc (a)	494,027	718,169
RSA Insurance Group plc	74,322	698,327
Sage Group plc (The)	77,930	659,038
Schroders plc	7,869	380,111
Segro plc (REIT)	89,299	1,155,377
Severn Trent plc	17,094	543,944
Smith & Nephew plc	66,190	1,250,838
Smiths Group plc	25,708	545,529
Spirax-Sarco Engineering plc	5,277	830,176
SSE plc	77,940	1,565,049
St. James’s Place plc	38,927	683,443
Standard Chartered plc	187,074	1,288,194
Standard Life Aberdeen plc	128,284	512,481
Taylor Wimpey plc (a)	255,125	635,467
Tesco plc	500,468	1,580,691
Unilever plc	184,058	10,279,828
United Utilities Group plc	48,927	625,076
Vodafone Group plc	1,818,889	3,312,637
Whitbread plc (a)	13,755	650,404
WM Morrison Supermarkets plc	168,688	424,902
WPP plc	93,040	1,182,144

		140,138,846

United States—0.1%
QIAGEN NV (a)	15,184	736,691

Total Common Stocks (Cost $832,602,876)		1,134,753,828

Mutual Funds—1.4%
Security Description	Shares/ Principal Amount*	Value

United States—1.4%
iShares MSCI EAFE ETF (d) (e) (Cost $16,701,584)	224,000	16,994,880

Preferred Stocks—0.7%

Germany—0.7%
Bayerische Motoren Werke (BMW) AG ,	3,581	285,662
FUCHS Petrolub SE ,	4,900	235,194
Henkel AG & Co. KGaA ,	12,972	1,461,680
Porsche Automobil Holding SE ,	11,105	1,180,354
Sartorius AG ,	2,589	1,293,838
Volkswagen AG ,	12,798	3,584,498

Total Preferred Stocks (Cost $4,326,007)		8,041,226

Warrants—0.0%

Switzerland—0.0%
Cie Financiere Richemont S.A. (a) (Cost $0)	78,908	30,183

Rights—0.0%

Australia—0.0%
Computershare, Ltd. (a)	4,041	4,678

Italy—0.0%
Snam S.p.A., Expires 04/07/21	137,424	145

Total Rights (Cost $0)		4,823

Short-Term Investment—1.0%

U.S. Treasury—1.0%
U.S. Treasury Bill 0.019%, 04/06/21 (f)	12,050,000	12,049,988

Total Short-Term Investments (Cost $12,049,962)		12,049,988

Securities Lending Reinvestments (g)—3.0%

Repurchase Agreements—2.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $7,672,443; collateralized by U.S. Treasury Obligations at 0.125%, maturing 04/15/25, and an aggregate market value of $7,825,890.	7,672,441	7,672,441

BHFTII-192

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
BMO Capital Markets Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/01/21 with a maturity value of $200,001; collateralized by various Common Stock with an aggregate market value of $220,004.	200,000	$200,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $1,300,002; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $1,326,000.	1,300,000	1,300,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $300,001; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $306,001.	300,000	300,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $3,000,017; collateralized by various Common Stock with an aggregate market value of $3,333,389.	3,000,000	3,000,000
Natixis New York Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $2,282,290; collateralized by U.S. Treasury Obligations with rates ranging from 0.069% - 2.750%, maturity dates ranging from 08/31/21 - 01/15/31, and an aggregate market value of $2,327,936.	2,282,290	2,282,290
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $3,000,016; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $3,318,121.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $20,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $22,121.	20,000	20,000
Nomura Securities
Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $3,000,000; collateralized by U.S. Treasury Obligations at 1.500%, maturing 09/30/21, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $200,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $204,000.	200,000	200,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $2,500,013; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $2,774,792.	2,500,000	2,500,000

		23,474,731

Mutual Funds—1.0%
AB Government Money Market Portfolio, Institutional Class 0.010% (h)	150,000	150,000
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (h)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (h)	3,000,000	3,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.040% (h)	150,000	150,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (h)	3,000,000	3,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (h)	3,100,000	3,100,000

		11,400,000

Total Securities Lending Reinvestments (Cost $34,874,731)		34,874,731

Total Investments—102.4% (Cost $900,555,160)		1,206,749,659
Other assets and liabilities (net)—(2.4)%		(28,243,827)

Net Assets—100.0%		$1,178,505,832

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 0.2% of net assets.
(d)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $37,851,405 and the collateral received consisted of cash in the amount of $34,874,731 and non-cash collateral with a value of $5,039,916. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2021, the market value of securities pledged was $1,627,200.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

BHFTII-193

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Ten Largest Industries as of March 31, 2021 (Unaudited)	% of Net Assets
Banks	8.2
Pharmaceuticals	7.5
Insurance	5.0
Chemicals	3.6
Machinery	3.2
Automobiles	3.2
Oil, Gas & Consumable Fuels	3.2
Metals & Mining	3.2
Food Products	3.0
Semiconductors & Semiconductor Equipment	2.9

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
MSCI EAFE Index Mini Futures	06/18/21	115	USD	12,604,000	$44,262

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund

BHFTII-194

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$82,942,111	$0	$82,942,111
Austria	—	2,164,269	—	2,164,269
Belgium	—	9,876,868	—	9,876,868
Chile	—	628,480	—	628,480
China	—	5,548,603	—	5,548,603
Denmark	—	27,032,575	—	27,032,575
Finland	—	13,545,800	—	13,545,800
France	132,120	122,813,012	—	122,945,132
Germany	—	99,673,090	—	99,673,090
Hong Kong	258,830	35,416,895	—	35,675,725
Ireland	—	9,098,237	—	9,098,237
Israel	3,079,572	3,652,418	—	6,731,990
Italy	—	24,005,812	—	24,005,812
Japan	601,386	283,655,644	—	284,257,030
Jordan	—	353,815	—	353,815
Luxembourg	—	2,985,825	—	2,985,825
Macau	—	1,134,758	—	1,134,758
Mexico	—	159,394	—	159,394
Netherlands	—	58,179,094	—	58,179,094
New Zealand	—	3,865,224	—	3,865,224
Norway	—	6,897,612	—	6,897,612
Portugal	—	1,891,175	0	1,891,175
Russia	—	302,049	—	302,049
Singapore	—	12,675,554	—	12,675,554
South Africa	—	3,446,504	—	3,446,504
Spain	—	27,470,019	—	27,470,019
Sweden	—	38,980,326	—	38,980,326
Switzerland	—	111,411,220	—	111,411,220
United Arab Emirates	—	—	0	0
United Kingdom	683,296	139,455,550	—	140,138,846
United States	—	736,691	—	736,691
Total Common Stocks	4,755,204	1,129,998,624	0	1,134,753,828
Total Mutual Funds*	16,994,880	—	—	16,994,880
Total Preferred Stocks*	—	8,041,226	—	8,041,226
Total Warrants*	30,183	—	—	30,183
Rights
Australia	4,678	—	—	4,678
Italy	—	145	—	145
Total Rights	4,678	145	—	4,823
Total Short-Term Investment*	—	12,049,988	—	12,049,988

BHFTII-195

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Repurchase Agreements	$—	$23,474,731	$—	$23,474,731
Mutual Funds	11,400,000	—	—	11,400,000
Total Securities Lending Reinvestments	11,400,000	23,474,731	—	34,874,731
Total Investments	$33,184,945	$1,173,564,714	$0	$1,206,749,659

Collateral for Securities Loaned (Liability)	$—	$(34,874,731)	$—	$(34,874,731)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$44,262	$—	$—	$44,262

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

BHFTII-196

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
AAR Corp.	13,862	$577,352
Aerojet Rocketdyne Holdings, Inc.	26,460	1,242,562
Aerovironment, Inc. (a)	8,365	970,842
Astronics Corp. (a)	3,669	66,189
Cubic Corp.	11,953	891,335
Ducommun, Inc. (a)	4,992	299,520
Kaman Corp.	10,494	538,237
Kratos Defense & Security Solutions, Inc. (a)	42,530	1,160,218
Maxar Technologies, Inc. (b)	28,290	1,069,928
Moog, Inc. - Class A	10,412	865,758
National Presto Industries, Inc.	2,572	262,524
PAE, Inc. (a)	23,492	211,898
Parsons Corp. (a) (b)	10,160	410,870
Triumph Group, Inc.	13,929	256,015
Vectrus, Inc. (a)	5,647	301,776

		9,125,024

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc. (a) (b)	22,977	672,307
Atlas Air Worldwide Holdings, Inc. (a) (b)	10,161	614,131
Echo Global Logistics, Inc. (a)	8,948	281,056
Forward Air Corp.	10,932	970,871
Hub Group, Inc. - Class A (a)	12,207	821,287

		3,359,652

Airlines—0.4%
Allegiant Travel Co. (a)	4,938	1,205,168
Hawaiian Holdings, Inc.	18,138	483,740
Mesa Air Group, Inc. (a)	12,297	165,395
SkyWest, Inc. (b)	18,462	1,005,810
Spirit Airlines, Inc. (a) (b)	38,554	1,422,643

		4,282,756

Auto Components—1.4%
Adient plc (a)	35,265	1,558,713
American Axle & Manufacturing Holdings, Inc. (a)	42,389	409,478
Cooper Tire & Rubber Co.	19,666	1,100,903
Cooper-Standard Holdings, Inc. (a) (b)	7,930	288,017
Dana, Inc.	54,905	1,335,839
Dorman Products, Inc. (a)	9,738	999,508
Fox Factory Holding Corp. (a)	15,462	1,964,602
Gentherm, Inc. (a)	13,143	974,028
Goodyear Tire & Rubber Co. (The) (a)	84,332	1,481,713
LCI Industries	9,194	1,216,182
Modine Manufacturing Co. (a)	19,379	286,228
Motorcar Parts of America, Inc. (a) (b)	8,000	180,000
Patrick Industries, Inc.	8,089	687,565
Standard Motor Products, Inc.	9,638	400,748
Stoneridge, Inc. (a) (b)	10,678	339,667
Tenneco, Inc. - Class A (a)	19,878	213,092
Visteon Corp. (a)	10,183	1,241,817
XPEL, Inc. (a) (b)	6,947	360,758

		15,038,858

Automobiles—0.1%
Winnebago Industries, Inc.	12,095	927,808
Workhorse Group, Inc. (a) (b)	27,173	374,172

		1,301,980

Banks—8.4%
1st Source Corp.	7,814	371,790
Allegiance Bancshares, Inc.	9,094	368,671
Altabancorp (b)	7,011	294,742
Amerant Bancorp, Inc. (a)	10,329	191,810
American National Bankshares, Inc. (b)	4,311	142,565
Ameris Bancorp	24,876	1,306,239
Arrow Financial Corp.	6,744	224,643
Atlantic Capital Bancshares, Inc. (a)	9,156	220,660
Atlantic Union Bankshares Corp.	29,970	1,149,649
Banc of California, Inc. (b)	17,872	323,126
BancFirst Corp. (b)	6,879	486,277
Bancorp, Inc. (The) (a)	20,790	430,769
BancorpSouth Bank	38,023	1,234,987
Bank First Corp. (b)	2,663	199,698
Bank of Marin Bancorp	6,398	250,546
Bank of NT Butterfield & Son, Ltd. (The)	19,854	758,820
BankUnited, Inc.	34,813	1,530,031
Banner Corp.	14,153	754,780
Bar Harbor Bankshares (b)	7,342	216,002
Berkshire Hills Bancorp, Inc.	16,152	360,513
Boston Private Financial Holdings, Inc.	32,131	427,985
Brookline Bancorp, Inc.	30,384	455,760
Bryn Mawr Bank Corp.	6,869	312,608
Business First Bancshares, Inc.	9,672	231,451
Byline Bancorp, Inc.	11,156	235,949
Cadence Bancorp	44,130	914,815
Cambridge Bancorp (b)	2,648	223,279
Camden National Corp.	6,031	288,644
Capital City Bank Group, Inc.	5,769	150,109
Cathay General Bancorp	30,328	1,236,776
CBTX, Inc. (b)	8,948	274,883
Central Pacific Financial Corp.	11,636	310,448
CIT Group, Inc.	37,517	1,932,501
City Holding Co.	5,713	467,209
Civista Bancshares, Inc.	7,109	163,080
CNB Financial Corp.	6,782	166,905
Columbia Banking System, Inc. (b)	27,327	1,177,520
Community Bank System, Inc.	20,545	1,576,212
Community Trust Bancorp, Inc.	7,150	314,815
ConnectOne Bancorp, Inc. (b)	13,780	349,323
CrossFirst Bankshares, Inc. (a)	19,662	271,139
Customers Bancorp, Inc. (a)	13,560	431,479
CVB Financial Corp.	53,315	1,177,728
Dime Community Bancshares, Inc. (b)	13,667	411,923
Eagle Bancorp, Inc. (b)	12,594	670,127
Eastern Bankshares, Inc. (b)	67,938	1,310,524
Enterprise Financial Services Corp.	10,782	533,062
Equity Bancshares, Inc. - Class A (a) (b)	7,293	199,828
Farmers National Banc Corp.	11,381	190,063
FB Financial Corp.	12,729	565,931
Financial Institutions, Inc.	6,461	195,704

BHFTII-197

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
First Bancorp (b)	12,826	$557,931
First BanCorp	81,474	917,397
First Bancshares, Inc. (The)	10,042	367,638
First Busey Corp.	23,513	603,108
First Commonwealth Financial Corp.	30,325	435,770
First Community Bancshares, Inc.	8,470	254,015
First Financial Bancorp	37,618	902,832
First Financial Bankshares, Inc.	48,821	2,281,405
First Financial Corp.	5,707	256,872
First Foundation, Inc.	17,720	415,711
First Internet Bancorp	4,476	157,689
First Interstate BancSystem, Inc. - Class A	16,825	774,623
First Merchants Corp.	21,147	983,336
First Mid Bancshares, Inc. (b)	6,036	265,161
First Midwest Bancorp, Inc. (b)	43,110	944,540
First of Long Island Corp. (The)	9,924	210,885
Flushing Financial Corp.	12,483	265,014
Fulton Financial Corp.	59,951	1,020,966
German American Bancorp, Inc. (b)	10,821	500,147
Glacier Bancorp, Inc.	35,618	2,033,075
Great Southern Bancorp, Inc.	4,991	282,840
Great Western Bancorp, Inc.	21,823	661,019
Hancock Whitney Corp.	32,243	1,354,528
Hanmi Financial Corp.	7,581	149,573
HarborOne Bancrop, Inc.	13,967	188,136
Heartland Financial USA, Inc. (b)	12,574	631,969
Heritage Commerce Corp.	23,870	291,691
Heritage Financial Corp. (b)	15,777	445,542
Hilltop Holdings, Inc. (b)	24,886	849,359
Home BancShares, Inc.	57,192	1,547,044
HomeTrust Bancshares, Inc.	8,531	207,730
Hope Bancorp, Inc.	44,980	677,399
Horizon Bancorp (b)	11,696	217,312
Independent Bank Corp.	11,863	280,441
Independent Bank Corp.	12,820	1,079,316
Independent Bank Group, Inc.	14,293	1,032,526
International Bancshares Corp.	21,712	1,007,871
Investors Bancorp, Inc.	80,698	1,185,454
Lakeland Bancorp, Inc.	18,667	325,366
Lakeland Financial Corp.	9,651	667,753
Live Oak Bancshares, Inc. (b)	11,266	771,608
Mercantile Bank Corp.	7,713	250,441
Metropolitan Bank Holding Corp. (a)	3,249	163,620
Midland States Bancorp, Inc.	10,034	278,343
MidWestOne Financial Group, Inc.	6,292	194,863
National Bank Holdings Corp. - Class A	12,889	511,436
NBT Bancorp, Inc.	16,085	641,792
Nicolet Bankshares, Inc. (a)	4,200	350,532
OceanFirst Financial Corp.	23,625	565,583
OFG Bancorp	17,884	404,536
Old National Bancorp	61,624	1,191,808
Old Second Bancorp, Inc.	12,691	167,648
Origin Bancorp, Inc.	9,357	396,830
Pacific Premier Bancorp, Inc.	29,901	1,298,899
Park National Corp. (b)	5,588	722,528
Peapack Gladstone Financial Corp.	8,311	256,644
Peoples Bancorp, Inc. (b)	8,443	280,054

Banks—(Continued)
Preferred Bank	6,573	418,569
QCR Holdings, Inc.	5,876	277,465
RBB Bancorp	7,829	158,694
Reliant Bancorp, Inc. (b)	6,730	193,286
Renasant Corp. (b)	21,571	892,608
Republic Bancorp, Inc. - Class A	4,745	210,156
S&T Bancorp, Inc.	14,575	488,263
Sandy Spring Bancorp, Inc.	17,937	779,004
Seacoast Banking Corp. of Florida (a)	20,170	730,961
ServisFirst Bancshares, Inc.	18,626	1,142,333
Sierra Bancorp	5,841	156,539
Silvergate Capital Corp. - Class A (a)	7,344	1,044,096
Simmons First National Corp. - Class A	43,277	1,284,029
South State Corp. (b)	26,525	2,082,478
Southern First Bancshares, Inc. (a)	3,434	160,986
Southside Bancshares, Inc.	14,418	555,237
Stock Yards Bancorp, Inc.	8,157	416,496
Texas Capital Bancshares, Inc. (a)	19,145	1,357,763
Tompkins Financial Corp.	5,099	421,687
Towne Bank (b)	26,120	794,048
TriCo Bancshares	11,734	555,840
TriState Capital Holdings, Inc. (a)	11,422	263,391
Triumph Bancorp, Inc. (a)	9,267	717,173
Trustmark Corp.	24,482	824,064
UMB Financial Corp.	16,228	1,498,331
United Bankshares, Inc. (b)	47,112	1,817,581
United Community Banks, Inc.	30,118	1,027,626
Univest Financial Corp.	12,133	346,882
Valley National Bancorp	148,263	2,037,134
Veritex Holdings, Inc. (b)	19,528	638,956
Washington Trust Bancorp, Inc.	6,931	357,848
WesBanco, Inc.	26,620	959,917
West Bancorp, Inc.	7,090	170,798
Westamerica Bancorp	9,691	608,401

		89,050,887

Beverages—0.3%
Celsius Holdings, Inc. (a) (b)	14,233	683,896
Coca-Cola Consolidated, Inc. (b)	1,741	502,766
MGP Ingredients, Inc. (b)	6,119	361,939
National Beverage Corp. (b)	9,808	479,709
Primo Water Corp.	58,685	954,218

		2,982,528

Biotechnology—9.6%
4D Molecular Therapeutics, Inc. (a) (b)	4,083	177,121
Adverum Biotechnologies, Inc. (a) (b)	23,892	235,575
Aeglea BioTherapeutics, Inc. (a) (b)	20,285	160,657
Affimed NV (a)	44,835	354,645
Agenus, Inc. (a)	27,186	73,946
Akebia Therapeutics, Inc. (a)	60,896	206,133
Akero Therapeutics, Inc. (a) (b)	5,589	162,137
Akouos, Inc. (a)	10,385	144,040
Albireo Pharma, Inc. (a) (b)	6,398	225,529
Alector, Inc. (a) (b)	18,717	376,960
Allakos, Inc. (a) (b)	10,559	1,211,962

BHFTII-198

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Allogene Therapeutics, Inc. (a) (b)	22,907	$808,617
Allovir, Inc. (a) (b)	11,916	278,834
ALX Oncology Holdings, Inc. (a)	6,780	499,957
Amicus Therapeutics, Inc. (a) (b)	83,452	824,506
AnaptysBio, Inc. (a)	11,271	242,890
Anavex Life Sciences Corp. (a) (b)	23,292	348,215
Anika Therapeutics, Inc. (a)	7,087	289,079
Annexon, Inc. (a) (b)	10,674	297,164
Apellis Pharmaceuticals, Inc. (a) (b)	24,199	1,038,379
Applied Molecular Transport, Inc. (a) (b)	8,573	377,298
Arcturus Therapeutics Holdings, Inc. (a) (b)	8,939	369,181
Arcus Biosciences, Inc. (a) (b)	18,398	516,616
Arcutis Biotherapeutics, Inc. (a) (b)	8,244	238,499
Ardelyx, Inc. (a) (b)	13,865	91,786
Arena Pharmaceuticals, Inc. (a)	22,919	1,590,349
Arrowhead Pharmaceuticals, Inc. (a) (b)	37,789	2,505,789
Atara Biotherapeutics, Inc. (a) (b)	29,753	427,253
Athenex, Inc. (a) (b)	4,509	19,389
Atreca, Inc. - Class A (a) (b)	4,630	70,978
Avid Bioservices, Inc. (a) (b)	23,713	432,288
Avidity Biosciences, Inc. (a) (b)	12,243	267,020
Avrobio, Inc. (a) (b)	13,849	175,744
Beam Therapeutics, Inc. (a) (b)	15,372	1,230,375
BioAtla, Inc. (a)	4,977	253,031
BioCryst Pharmaceuticals, Inc. (a) (b)	68,180	693,391
Biohaven Pharmaceutical Holding Co., Ltd. (a)	18,216	1,245,064
Bioxcel Therapeutics, Inc. (a) (b)	4,924	212,520
Black Diamond Therapeutics, Inc. (a) (b)	8,148	197,670
Blueprint Medicines Corp. (a)	20,651	2,007,897
Bolt Biotherapeutics, Inc. (a)	5,993	197,230
Bridgebio Pharma, Inc. (a) (b)	34,466	2,123,106
C4 Therapeutics, Inc. (a) (b)	5,348	197,823
CareDx, Inc. (a)	18,901	1,286,969
Catalyst Pharmaceuticals, Inc. (a)	42,220	194,634
CEL-SCI Corp. (a) (b)	14,494	220,454
ChemoCentryx, Inc. (a)	19,189	983,244
Chimerix, Inc. (a)	8,561	82,528
Clovis Oncology, Inc. (a) (b)	12,751	89,512
Coherus Biosciences, Inc. (a) (b)	21,324	311,544
Constellation Pharmaceuticals, Inc. (a) (b)	12,376	289,475
Cortexyme, Inc. (a) (b)	7,212	259,848
Crinetics Pharmaceuticals, Inc. (a) (b)	11,648	177,981
Cue Biopharma, Inc. (a) (b)	12,911	157,514
Cullinan Oncology, Inc. (a) (b)	6,098	254,104
Cytokinetics, Inc. (a) (b)	25,477	592,595
CytomX Therapeutics, Inc. (a)	5,262	40,675
Deciphera Pharmaceuticals, Inc. (a) (b)	15,140	678,878
Denali Therapeutics, Inc. (a) (b)	24,764	1,414,024
DermTech, Inc. (a) (b)	3,386	171,975
Dicerna Pharmaceuticals, Inc. (a)	29,035	742,425
Dynavax Technologies Corp. (a) (b)	42,246	415,278
Eagle Pharmaceuticals, Inc. (a) (b)	4,988	208,199
Editas Medicine, Inc. (a) (b)	24,948	1,047,816
Emergent BioSolutions, Inc. (a)	17,598	1,635,030
Enanta Pharmaceuticals, Inc. (a) (b)	8,294	409,060
Epizyme, Inc. (a) (b)	35,848	312,236
Esperion Therapeutics, Inc. (a) (b)	12,686	355,842

Biotechnology—(Continued)
Fate Therapeutics, Inc. (a) (b)	28,366	2,338,777
FibroGen, Inc. (a) (b)	31,948	1,108,915
Five Prime Therapeutics, Inc. (a)	13,615	512,877
Flexion Therapeutics, Inc. (a) (b)	18,710	167,454
Forma Therapeutics Holdings, Inc. (a)	11,944	334,671
Frequency Therapeutics, Inc. (a) (b)	10,286	97,717
G1 Therapeutics, Inc. (a) (b)	15,694	377,598
Generation Bio Co. (a) (b)	15,606	444,147
Geron Corp. (a) (b)	52,767	83,372
Gossamer Bio, Inc. (a) (b)	11,157	103,202
Gritstone Oncology, Inc. (a) (b)	4,256	40,134
Halozyme Therapeutics, Inc. (a)	50,182	2,092,088
Heron Therapeutics, Inc. (a) (b)	32,773	531,250
Homology Medicines, Inc. (a) (b)	3,206	30,168
iBio, Inc. (a) (b)	10,717	16,504
Ideaya Biosciences, Inc. (a) (b)	7,726	181,561
IGM Biosciences, Inc. (a) (b)	3,333	255,608
Immunitybio, Inc. (a) (b)	14,151	335,945
ImmunoGen, Inc. (a)	73,698	596,954
Immunovant, Inc. (a)	15,007	240,712
Inovio Pharmaceuticals, Inc. (a) (b)	70,740	656,467
Insmed, Inc. (a)	38,427	1,308,824
Intellia Therapeutics, Inc. (a) (b)	19,943	1,600,525
Intercept Pharmaceuticals, Inc. (a) (b)	11,215	258,842
Invitae Corp. (a) (b)	46,101	1,761,519
Ironwood Pharmaceuticals, Inc. (a) (b)	60,994	681,913
iTeos Therapeutics, Inc. (a)	7,999	273,406
IVERIC bio, Inc. (a) (b)	14,981	92,583
Kadmon Holdings, Inc. (a) (b)	41,078	159,793
KalVista Pharmaceuticals, Inc. (a)	6,130	157,480
Karuna Therapeutics, Inc. (a)	6,015	723,183
Karyopharm Therapeutics, Inc. (a) (b)	23,713	249,461
Keros Therapeutics, Inc. (a)	5,456	335,817
Kiniksa Pharmaceuticals, Ltd. - Class A (a) (b)	11,087	205,220
Kinnate Biopharma, Inc. (a)	6,421	200,078
Kodiak Sciences, Inc. (a) (b)	12,585	1,427,013
Kronos Bio, Inc. (a) (b)	6,896	201,846
Krystal Biotech, Inc. (a)	5,633	433,966
Kura Oncology, Inc. (a)	23,723	670,649
Kymera Therapeutics, Inc. (a) (b)	4,549	176,774
Ligand Pharmaceuticals, Inc. (a) (b)	5,564	848,232
MacroGenics, Inc. (a)	21,059	670,729
Madrigal Pharmaceuticals, Inc. (a)	3,687	431,268
MannKind Corp. (a) (b)	90,748	355,732
MEI Pharma, Inc. (a) (b)	47,925	164,383
MeiraGTx Holdings plc (a) (b)	10,435	150,577
Mersana Therapeutics, Inc. (a) (b)	21,149	342,191
Mirati Therapeutics, Inc. (a)	15,963	2,734,462
Morphic Holding, Inc. (a) (b)	6,630	419,546
Myriad Genetics, Inc. (a)	27,414	834,756
Natera, Inc. (a)	28,481	2,891,961
Neoleukin Therapeutics, Inc. (a)	3,816	46,975
Nkarta, Inc. (a) (b)	7,243	238,295
Novavax, Inc. (a) (b)	22,592	4,096,156
Nurix Therapeutics, Inc. (a) (b)	9,510	295,666
Olema Pharmaceuticals, Inc. (a)	5,611	186,173
Oncocyte Corp. (a) (b)	1,739	9,025

BHFTII-199

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Opko Health, Inc. (a) (b)	151,858	$651,471
Organogenesis Holdings, Inc. (a)	10,607	193,260
ORIC Pharmaceuticals, Inc. (a) (b)	9,451	231,549
Pandion Therapeutics, Inc. (a)	5,066	304,213
Passage Bio, Inc. (a)	10,730	187,560
PMV Pharmaceuticals, Inc. (a) (b)	6,239	205,201
Poseida Therapeutics, Inc. (a) (b)	14,683	140,223
Praxis Precision Medicines, Inc. (a) (b)	5,196	170,221
Precigen, Inc. (a) (b)	28,961	199,541
Precision BioSciences, Inc. (a) (b)	8,609	89,103
Prelude Therapeutics, Inc. (a) (b)	4,148	179,733
Protagonist Therapeutics, Inc. (a) (b)	13,524	350,272
Prothena Corp. plc (a)	12,610	316,763
PTC Therapeutics, Inc. (a)	23,514	1,113,388
Puma Biotechnology, Inc. (a)	2,392	23,250
Radius Health, Inc. (a) (b)	17,937	374,166
REGENXBIO, Inc. (a)	15,197	518,370
Relay Therapeutics, Inc. (a)	17,556	606,911
Replimune Group, Inc. (a)	9,865	300,981
REVOLUTION Medicines, Inc. (a)	16,657	764,223
Rhythm Pharmaceuticals, Inc. (a)	15,372	326,962
Rigel Pharmaceuticals, Inc. (a)	69,326	237,095
Rocket Pharmaceuticals, Inc. (a) (b)	14,674	651,085
Rubius Therapeutics, Inc. (a) (b)	14,292	378,738
Sangamo Therapeutics, Inc. (a) (b)	44,571	558,475
Scholar Rock Holding Corp. (a)	10,772	545,710
Seres Therapeutics, Inc. (a) (b)	21,644	445,650
Shattuck Labs, Inc. (a) (b)	6,185	180,849
Silverback Therapeutics, Inc. (a) (b)	5,527	241,143
Sorrento Therapeutics, Inc. (a) (b)	83,089	687,146
Spectrum Pharmaceuticals, Inc. (a)	60,440	197,034
Spero Therapeutics, Inc. (a) (b)	2,028	29,852
SpringWorks Therapeutics, Inc. (a) (b)	9,640	709,215
Stoke Therapeutics, Inc. (a)	5,477	212,727
Sutro Biopharma, Inc. (a)	13,083	297,769
Syndax Pharmaceuticals, Inc. (a) (b)	11,215	250,767
Syros Pharmaceuticals, Inc. (a) (b)	17,852	133,533
TCR2 Therapeutics, Inc. (a) (b)	11,591	255,929
TG Therapeutics, Inc. (a)	44,826	2,160,613
Translate Bio, Inc. (a) (b)	24,204	399,124
Travere Therapeutics, Inc. (a) (b)	21,324	532,460
Turning Point Therapeutics, Inc. (a)	14,385	1,360,677
Twist Bioscience Corp. (a)	17,442	2,160,366
Ultragenyx Pharmaceutical, Inc. (a) (b)	23,550	2,681,403
UroGen Pharma, Ltd. (a) (b)	8,654	168,580
Vanda Pharmaceuticals, Inc. (a) (b)	21,384	321,188
Vaxart, Inc. (a) (b)	5,557	33,620
Vaxcyte, Inc. (a) (b)	11,708	231,233
VBI Vaccines, Inc. (a) (b)	74,141	230,579
Veracyte, Inc. (a) (b)	24,557	1,319,939
Verastem, Inc. (a)	24,110	59,552
Vericel Corp. (a) (b)	18,632	1,035,008
Viking Therapeutics, Inc. (a) (b)	9,146	57,848
Vir Biotechnology, Inc. (a) (b)	20,372	1,044,472
Vor BioPharma, Inc. (a) (b)	5,523	238,041
Xencor, Inc. (a) (b)	22,417	965,276
Y-mAbs Therapeutics, Inc. (a) (b)	13,415	405,670

Biotechnology—(Continued)
Zentalis Pharmaceuticals, Inc. (a) (b)	11,848	514,085
ZIOPHARM Oncology, Inc. (a) (b)	85,338	307,217

		101,396,652

Building Products—1.7%
AAON, Inc. (b)	16,248	1,137,522
Advanced Drainage Systems, Inc.	20,753	2,145,653
American Woodmark Corp. (a)	6,243	615,435
Apogee Enterprises, Inc. (b)	11,475	469,098
Builders FirstSource, Inc. (a)	76,461	3,545,497
Cornerstone Building Brands, Inc. (a)	8,812	123,632
CSW Industrials, Inc.	5,399	728,865
Gibraltar Industries, Inc. (a)	12,364	1,131,430
Griffon Corp.	17,255	468,818
Insteel Industries, Inc.	7,079	218,316
JELD-WEN Holding, Inc. (a)	25,915	717,586
Masonite International Corp. (a)	9,259	1,067,007
PGT Innovations, Inc. (a)	20,640	521,160
Quanex Building Products Corp.	12,585	330,105
Resideo Technologies, Inc. (a)	53,295	1,505,584
Simpson Manufacturing Co., Inc.	16,177	1,678,040
UFP Industries, Inc.	22,075	1,674,168

		18,077,916

Capital Markets—1.5%
Artisan Partners Asset Management, Inc. - Class A	21,600	1,126,872
AssetMark Financial Holdings, Inc. (a)	9,605	224,181
B. Riley Financial, Inc.	7,921	446,586
BGC Partners, Inc. - Class A	120,249	580,803
Blucora, Inc. (a)	12,092	201,211
Brightsphere Investment Group, Inc.	22,390	456,308
Cohen & Steers, Inc.	9,528	622,464
Cowen, Inc. - Class A (b)	10,078	354,242
Diamond Hill Investment Group, Inc.	1,546	241,191
Donnelley Financial Solutions, Inc. (a)	10,141	282,224
Federated Hermes, Inc.	38,625	1,208,962
Focus Financial Partners, Inc. - Class A (a)	14,350	597,247
Hamilton Lane, Inc. - Class A	12,881	1,140,741
Houlihan Lokey, Inc.	20,096	1,336,585
Moelis & Co. - Class A	19,426	1,066,099
Oppenheimer Holdings, Inc. - Class A	4,905	196,445
Piper Sandler Cos.	6,927	759,546
PJT Partners, Inc. - Class A	9,409	636,519
Sculptor Capital Management, Inc.	3,681	80,540
StepStone Group, Inc. - Class A	8,814	310,870
Stifel Financial Corp. (b)	37,113	2,377,459
Stonex Group, Inc. (a)	7,668	501,334
Virtus Investment Partners, Inc.	2,751	647,860
Waddell & Reed Financial, Inc. - Class A	20,057	502,428
WisdomTree Investments, Inc. (b)	56,219	351,369

		16,250,086

Chemicals—1.7%
AdvanSix, Inc. (a)	10,869	291,507
American Vanguard Corp. (b)	12,083	246,614

BHFTII-200

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Amyris, Inc. (a) (b)	39,607	$756,494
Avient Corp. (b)	34,490	1,630,342
Balchem Corp.	12,102	1,517,712
Chase Corp.	2,546	296,329
Ferro Corp. (a) (b)	24,802	418,162
FutureFuel Corp. (b)	10,185	147,988
GCP Applied Technologies, Inc. (a)	16,057	394,039
Hawkins, Inc.	9,556	320,317
HB Fuller Co.	18,901	1,189,062
Ingevity Corp. (a)	15,185	1,146,923
Innospec, Inc.	9,392	964,464
Intrepid Potash, Inc. (a)	4,043	131,640
Koppers Holdings, Inc. (a)	8,316	289,064
Kraton Corp. (a)	14,021	513,028
Kronos Worldwide, Inc.	1,866	28,550
Livent Corp. (a) (b)	53,369	924,351
Minerals Technologies, Inc. (b)	12,201	918,979
Orion Engineered Carbons S.A. (a)	22,615	445,968
PQ Group Holdings, Inc.	14,525	242,568
Quaker Chemical Corp. (b)	4,904	1,195,448
Rayonier Advanced Materials, Inc. (a)	13,541	122,817
Sensient Technologies Corp.	15,684	1,223,352
Stepan Co.	7,864	999,593
Tredegar Corp. (b)	7,835	117,603
Trinseo S.A.	15,251	971,031
Tronox Holding plc - Class A	41,343	756,577

		18,200,522

Commercial Services & Supplies—1.9%
ABM Industries, Inc.	24,891	1,269,690
ACCO Brands Corp.	35,657	300,945
Brady Corp. - Class A	18,851	1,007,586
BrightView Holdings, Inc. (a)	15,908	268,368
Brink’s Co. (The) (b)	19,092	1,512,659
Casella Waste Systems, Inc. - Class A (a)	17,693	1,124,744
Cimpress plc (a)	6,224	623,209
CoreCivic, Inc. (b)	36,258	328,135
Covanta Holding Corp. (b)	44,560	617,602
Deluxe Corp.	16,978	712,397
Ennis, Inc.	10,118	216,019
Harsco Corp. (a)	29,547	506,731
Healthcare Services Group, Inc. (b)	32,315	905,789
Heritage-Crystal Clean, Inc. (a)	6,299	170,892
Herman Miller, Inc.	23,533	968,383
HNI Corp.	15,112	597,831
Interface, Inc.	22,392	279,452
KAR Auction Services, Inc.	45,624	684,360
Kimball International, Inc. - Class B	6,617	92,638
Knoll, Inc.	19,248	317,784
Matthews International Corp. - Class A	11,034	436,395
Montrose Environmental Group, Inc. (a)	8,200	411,558
Pitney Bowes, Inc.	65,200	537,248
SP Plus Corp. (a)	10,567	346,492
Steelcase, Inc. - Class A	32,605	469,186
Team, Inc. (a) (b)	1,927	22,218
Tetra Tech, Inc.	20,254	2,748,873

Commercial Services & Supplies—(Continued)
U.S. Ecology, Inc. (a)	11,349	472,572
UniFirst Corp.	5,624	1,258,145
Viad Corp. (b)	8,932	372,911
VSE Corp.	4,405	173,998

		19,754,810

Communications Equipment—0.6%
ADTRAN, Inc.	18,277	304,860
CalAmp Corp. (a)	3,603	39,093
Calix, Inc. (a)	21,486	744,705
Cambium Networks Corp. (a)	3,242	151,466
Clearfield, Inc. (a)	5,119	154,235
Comtech Telecommunications Corp.	9,651	239,731
Digi International, Inc. (a)	11,390	216,296
Extreme Networks, Inc. (a)	45,768	400,470
Harmonic, Inc. (a)	23,397	183,433
Infinera Corp. (a) (b)	51,005	491,178
Inseego Corp. (a) (b)	15,618	156,180
NETGEAR, Inc. (a) (b)	13,343	548,397
NetScout Systems, Inc. (a) (b)	26,188	737,454
Plantronics, Inc. (b)	14,059	547,036
Ribbon Communications, Inc. (a)	26,522	217,746
Viavi Solutions, Inc. (a)	82,330	1,292,581

		6,424,861

Construction & Engineering—1.6%
Aegion Corp. (a)	11,680	335,800
Ameresco, Inc. - Class A (a) (b)	9,464	460,234
API Group Corp. (a)	52,122	1,077,883
Arcosa, Inc.	18,384	1,196,615
Argan, Inc.	6,140	327,569
Comfort Systems USA, Inc.	13,999	1,046,705
Construction Partners, Inc. - Class A (a)	11,691	349,327
Dycom Industries, Inc. (a)	12,158	1,128,870
EMCOR Group, Inc.	20,306	2,277,521
Fluor Corp.	52,335	1,208,415
Granite Construction, Inc. (b)	16,882	679,501
Great Lakes Dredge & Dock Corp. (a)	24,384	355,519
IES Holdings, Inc. (a) (b)	3,768	189,945
MasTec, Inc. (a)	20,555	1,926,004
Matrix Service Co. (a)	10,886	142,715
MYR Group, Inc. (a)	6,874	492,660
Northwest Pipe Co. (a) (b)	4,049	135,318
NV5 Global, Inc. (a) (b)	4,636	447,699
Primoris Services Corp.	18,341	607,637
Sterling Construction Co., Inc. (a)	6,107	141,682
Tutor Perini Corp. (a)	9,574	181,427
WillScot Mobile Mini Holdings Corp. (a) (b)	63,227	1,754,549

		16,463,595

Construction Materials—0.2%
Forterra, Inc. (a)	11,105	258,191
Summit Materials, Inc. - Class A (a) (b)	43,444	1,217,301
U.S. Concrete, Inc. (a) (b)	7,217	529,151

		2,004,643

BHFTII-201

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Consumer Finance—0.7%
Encore Capital Group, Inc. (a) (b)	14,109	$567,605
Enova International, Inc. (a)	13,516	479,548
FirstCash, Inc.	16,380	1,075,675
Green Dot Corp. - Class A (a) (b)	20,901	957,057
LendingClub Corp. (a)	23,040	380,621
Navient Corp.	65,210	933,155
Nelnet, Inc. - Class A	7,521	547,078
Oportun Financial Corp. (a)	9,306	192,727
PRA Group, Inc. (a) (b)	19,436	720,492
PROG Holdings, Inc.	25,352	1,097,488
World Acceptance Corp. (a) (b)	1,945	252,383

		7,203,829

Containers & Packaging—0.2%
Greif, Inc. - Class A (b)	9,986	569,202
Greif, Inc. - Class B	2,362	135,201
Myers Industries, Inc.	13,639	269,507
O-I Glass, Inc.	50,496	744,311
Pactiv Evergreen, Inc. (b)	17,780	244,297
Ranpak Holdings, Corp. (a) (b)	8,903	178,594
UFP Technologies, Inc. (a) (b)	3,225	160,669

		2,301,781

Distributors—0.1%
Core-Mark Holding Co., Inc.	18,358	710,271
Funko, Inc. - Class A (a) (b)	3,632	71,478

		781,749

Diversified Consumer Services—0.4%
Adtalem Global Education, Inc. (a)	19,827	783,960
American Public Education, Inc. (a)	6,422	228,816
Carriage Services, Inc.	7,506	264,136
Houghton Mifflin Harcourt Co. (a) (b)	40,689	310,050
Laureate Education, Inc. - Class A (a) (b)	33,114	450,019
OneSpaWorld Holdings, Ltd. (a) (b)	17,816	189,740
Perdoceo Education Corp. (a)	17,852	213,510
Strategic Education, Inc.	8,893	817,356
Stride, Inc. (a) (b)	15,318	461,225
Vivint Smart Home, Inc. (a)	27,039	387,198
WW International, Inc. (a) (b)	17,196	537,891

		4,643,901

Diversified Financial Services—0.2%
Alerus Financial Corp.	7,649	227,787
Banco Latinoamericano de Comercio Exterior S.A. - Class E	13,202	199,746
Cannae Holdings, Inc. (a)	34,335	1,360,353

		1,787,886

Diversified Telecommunication Services—0.7%
Anterix, Inc. (a) (b)	6,099	287,629
ATN International, Inc.	4,754	233,516
Bandwidth, Inc. - Class A (a) (b)	7,199	912,401
Cincinnati Bell, Inc. (a)	11,385	174,760
Cogent Communications Holdings, Inc.	16,595	1,141,072
Consolidated Communications Holdings, Inc. (a) (b)	13,624	98,093

Diversified Telecommunication Services—(Continued)
IDT Corp. - Class B (a)	3,180	72,059
Iridium Communications, Inc. (a)	46,021	1,898,366
Liberty Latin America, Ltd. - Class A (a)	17,886	229,477
Liberty Latin America, Ltd. - Class C (a)	57,837	750,724
Ooma, Inc. (a) (b)	8,609	136,453
ORBCOMM, Inc. (a)	29,417	224,452
Vonage Holdings Corp. (a) (b)	87,397	1,033,033

		7,192,035

Electric Utilities—0.6%
ALLETE, Inc.	19,512	1,311,011
MGE Energy, Inc.	14,377	1,026,374
Otter Tail Corp.	14,660	676,852
PNM Resources, Inc.	31,748	1,557,240
Portland General Electric Co.	34,573	1,641,180

		6,212,657

Electrical Equipment—1.6%
Allied Motion Technologies, Inc. (b)	3,454	177,294
American Superconductor Corp. (a)	10,830	205,337
Atkore, Inc. (a)	18,296	1,315,482
AZZ, Inc.	9,520	479,332
Bloom Energy Corp. - Class A (a) (b)	35,323	955,487
Encore Wire Corp.	7,467	501,260
EnerSys	16,236	1,474,229
FuelCell Energy, Inc. (a)	116,680	1,681,359
Plug Power, Inc. (a) (b)	151,580	5,432,627
Sunrun, Inc. (a) (b)	58,551	3,541,164
Thermon Group Holdings, Inc. (a)	12,799	249,453
TPI Composites, Inc. (a) (b)	11,883	670,558
Vicor Corp. (a)	7,877	669,781

		17,353,363

Electronic Equipment, Instruments & Components—2.1%
908 Devices, Inc. (a)	3,696	179,256
Akoustis Technologies, Inc. (a) (b)	4,380	58,429
Arlo Technologies, Inc. (a)	30,698	192,784
Badger Meter, Inc. (b)	11,380	1,059,137
Belden, Inc.	17,155	761,167
Benchmark Electronics, Inc.	14,913	461,110
CTS Corp.	12,351	383,622
ePlus, Inc. (a)	5,002	498,399
Fabrinet (a)	14,372	1,299,085
FARO Technologies, Inc. (a) (b)	6,602	571,535
II-VI, Inc. (a) (b)	38,462	2,629,647
Insight Enterprises, Inc. (a) (b) (c)	12,637	1,205,823
Itron, Inc. (a)	16,825	1,491,536
Kimball Electronics, Inc. (a)	9,543	246,209
Knowles Corp. (a) (b)	33,661	704,188
Luna Innovations, Inc. (a) (b)	2,144	22,576
Methode Electronics, Inc.	15,351	644,435
MTS Systems Corp.	7,935	461,817
Napco Security Technologies, Inc. (a) (b)	5,652	196,859
nLight, Inc. (a)	14,866	481,659
Novanta, Inc. (a)	12,399	1,635,304

BHFTII-202

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
OSI Systems, Inc. (a)	6,973	$670,105
PAR Technology Corp. (a) (b)	7,408	484,557
PC Connection, Inc. (b)	5,366	248,929
Plexus Corp. (a) (c)	10,910	1,001,975
Rogers Corp. (a)	6,728	1,266,277
Sanmina Corp. (a)	22,428	928,071
ScanSource, Inc. (a)	8,101	242,625
TTM Technologies, Inc. (a) (b)	30,204	437,958
Vishay Intertechnology, Inc. (b)	49,274	1,186,518
Vishay Precision Group, Inc. (a)	5,267	162,276

		21,813,868

Energy Equipment & Services—0.7%
Archrock, Inc.	49,321	468,056
Aspen Aerogels, Inc. (a) (b)	9,340	189,976
Cactus, Inc. - Class A (b)	17,662	540,810
ChampionX Corp. (a)	73,640	1,600,197
DMC Global, Inc. (b)	5,386	292,244
Dril-Quip, Inc. (a)	12,726	422,885
Frank’s International NV (a)	41,700	148,035
Helix Energy Solutions Group, Inc. (a)	56,226	283,941
Liberty Oilfield Services, Inc. - Class A (b)	31,810	359,135
Nabors Industries, Ltd. (b)	2,206	206,151
NexTier Oilfield Solutions, Inc. (a)	35,434	131,815
Oceaneering International, Inc. (a)	45,596	520,706
Oil States International, Inc. (a)	24,658	148,688
Patterson-UTI Energy, Inc. (b)	68,347	487,314
ProPetro Holding Corp. (a)	30,931	329,724
Select Energy Services, Inc. - Class A (a)	3,461	17,236
Solaris Oilfield Infrastructure, Inc. - Class A (b)	12,073	148,136
Tidewater, Inc. (a)	17,119	214,501
Transocean, Ltd. (a) (b)	218,902	777,102
U.S. Silica Holdings, Inc.	19,902	244,596

		7,531,248

Entertainment—0.3%
AMC Entertainment Holdings, Inc. - Class A (b)	139,932	1,428,706
Cinemark Holdings, Inc. (b)	35,701	728,657
Eros STX Global Corp. (a) (b)	14,656	26,527
Glu Mobile, Inc. (a)	46,288	577,674
IMAX Corp. (a)	13,779	276,958
Liberty Media Corp-Liberty Braves - Class C (a)	16,010	445,398
Marcus Corp. (The) (b)	9,243	184,768

		3,668,688

Equity Real Estate Investment Trusts—5.1%
Acadia Realty Trust	32,602	618,460
Agree Realty Corp.	23,288	1,567,515
Alexander & Baldwin, Inc. (a)	26,962	452,692
Alexander’s, Inc.	1,029	285,342
American Assets Trust, Inc.	19,334	627,195
American Finance Trust, Inc.	32,830	322,391
Armada Hoffler Properties, Inc.	15,111	189,492
Broadstone Net Lease, Inc. (b)	15,922	291,373
CareTrust REIT, Inc.	37,107	864,036

Equity Real Estate Investment Trusts—(Continued)
CatchMark Timber Trust, Inc. - Class A	10,000	101,800
Centerspace	5,316	361,488
Chatham Lodging Trust (a)	11,406	150,103
City Office REIT, Inc.	18,545	196,948
Colony Capital, Inc. (b)	154,706	1,002,495
Columbia Property Trust, Inc.	38,214	653,459
Community Healthcare Trust, Inc.	9,740	449,209
CorePoint Lodging, Inc.	5,718	51,634
CTO Realty Growth, Inc.	2,696	140,219
DiamondRock Hospitality Co. (a)	75,965	782,439
Diversified Healthcare Trust	93,052	444,789
Easterly Government Properties, Inc.	33,852	701,752
EastGroup Properties, Inc.	14,525	2,081,142
Essential Properties Realty Trust, Inc.	42,553	971,485
Four Corners Property Trust, Inc.	31,625	866,525
Franklin Street Properties Corp.	43,104	234,917
Geo Group, Inc. (The) (b)	33,673	261,302
Getty Realty Corp.	15,262	432,220
Gladstone Commercial Corp.	12,023	235,170
Gladstone Land Corp.	9,389	171,819
Global Medical REIT, Inc.	18,398	241,198
Global Net Lease, Inc.	34,451	622,185
Healthcare Realty Trust, Inc.	52,320	1,586,342
Hersha Hospitality Trust (a)	6,269	66,138
Independence Realty Trust, Inc.	39,408	599,002
Industrial Logistics Properties Trust	27,834	643,800
Innovative Industrial Properties, Inc. (b)	8,444	1,521,271
iStar, Inc. (b)	28,045	498,640
Kite Realty Group Trust	26,932	519,518
Lexington Realty Trust (b)	103,006	1,144,397
LTC Properties, Inc. (b)	15,108	630,306
Macerich Co. (The) (b)	49,618	580,531
Mack-Cali Realty Corp. (b)	32,405	501,629
Monmouth Real Estate Investment Corp.	35,677	631,126
National Health Investors, Inc.	16,441	1,188,355
National Storage Affiliates Trust	24,796	990,104
NETSTREIT Corp.	9,819	181,553
New Senior Investment Group, Inc. (b)	34,883	217,321
NexPoint Residential Trust, Inc.	9,415	433,937
Office Properties Income Trust (b)	20,820	572,966
One Liberty Properties, Inc. (b)	6,483	144,376
Pebblebrook Hotel Trust (b)	53,110	1,290,042
Physicians Realty Trust (b)	77,385	1,367,393
Piedmont Office Realty Trust, Inc. - Class A	47,298	821,566
Plymouth Industrial REIT, Inc.	10,839	182,637
PotlatchDeltic Corp.	24,776	1,311,146
Preferred Apartment Communities, Inc. - Class A	20,474	201,669
PS Business Parks, Inc.	7,951	1,229,066
QTS Realty Trust, Inc. - Class A (b)	23,241	1,441,872
Retail Opportunity Investments Corp.	38,220	606,551
Retail Properties of America, Inc. - Class A (b)	81,340	852,443
RLJ Lodging Trust	56,512	874,806
RPT Realty	23,460	267,679
Ryman Hospitality Properties, Inc. (a)	18,956	1,469,280
Sabra Health Care REIT, Inc.	72,047	1,250,736
Safehold, Inc. (b)	6,368	446,397
Saul Centers, Inc.	5,405	216,795

BHFTII-203

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Seritage Growth Properties - Class A (a) (b)	9,546	$175,169
Service Properties Trust	62,444	740,586
SITE Centers Corp.	58,444	792,501
STAG Industrial, Inc. (b)	58,900	1,979,629
Summit Hotel Properties, Inc. (a)	40,706	413,573
Sunstone Hotel Investors, Inc.	78,281	975,381
Tanger Factory Outlet Centers, Inc. (b)	34,992	529,429
Terreno Realty Corp.	25,349	1,464,412
UMH Properties, Inc. (b)	14,925	286,112
Uniti Group, Inc.	64,587	712,395
Universal Health Realty Income Trust	5,693	385,871
Urban Edge Properties	41,994	693,741
Urstadt Biddle Properties, Inc. - Class A	6,760	112,554
Washington Real Estate Investment Trust	33,674	744,195
Whitestone REIT	6,647	64,476
Xenia Hotels & Resorts, Inc. (a)	44,003	858,058

		53,782,266

Food & Staples Retailing—0.8%
Andersons, Inc. (The)	13,251	362,812
BJ’s Wholesale Club Holdings, Inc. (a) (b)	51,540	2,312,084
Chefs’ Warehouse, Inc. (The) (a) (b)	11,522	350,960
Ingles Markets, Inc. - Class A (b)	6,173	380,566
Performance Food Group Co. (a)	49,417	2,846,913
Pricesmart, Inc.	9,010	871,718
Rite Aid Corp. (a)	17,917	366,582
SpartanNash Co.	14,182	278,393
United Natural Foods, Inc. (a) (b)	21,327	702,511
Weis Markets, Inc. (b)	4,490	253,775

		8,726,314

Food Products—1.4%
B&G Foods, Inc. (b)	21,670	673,070
Cal-Maine Foods, Inc. (a)	13,890	533,654
Calavo Growers, Inc. (b)	5,820	451,865
Darling Ingredients, Inc. (a)	58,893	4,333,347
Fresh Del Monte Produce, Inc. (b)	13,189	377,601
Freshpet, Inc. (a) (c)	15,385	2,443,292
Hostess Brands, Inc. (a) (b)	40,543	581,387
J & J Snack Foods Corp. (b)	5,928	930,874
John B Sanfilippo & Son, Inc.	2,849	257,464
Lancaster Colony Corp.	7,081	1,241,724
Sanderson Farms, Inc.	7,825	1,218,978
Seneca Foods Corp. - Class A (a)	2,922	137,597
Simply Good Foods Co. (The) (a) (b)	33,511	1,019,405
Tootsie Roll Industries, Inc. (b)	6,219	206,040
Vital Farms, Inc. (a) (b)	9,557	208,725

		14,615,023

Gas Utilities—0.8%
Brookfield Infrastructure Corp. - Class A (b)	11,572	883,753
Chesapeake Utilities Corp.	5,971	693,114
New Jersey Resources Corp. (b)	36,235	1,444,689
Northwest Natural Holding Co.	13,165	710,252
ONE Gas, Inc. (b)	20,448	1,572,656

Gas Utilities—(Continued)
South Jersey Industries, Inc. (b)	32,674	737,779
Southwest Gas Holdings, Inc. (a)	21,193	1,456,171
Spire, Inc. (b)	18,806	1,389,575

		8,887,989

Health Care Equipment & Supplies—3.3%
Accuray, Inc. (a) (b)	39,130	193,694
Alphatec Holdings, Inc. (a)	21,763	343,638
AngioDynamics, Inc. (a)	12,161	284,567
Antares Pharma, Inc. (a) (b)	66,813	274,601
Apyx Medical Corp. (a)	14,882	143,760
Aspira Women’s Health, Inc. (a) (b)	17,341	117,052
AtriCure, Inc. (a)	16,711	1,094,905
Atrion Corp.	618	396,330
Avanos Medical, Inc. (a)	18,331	801,798
AxoGen, Inc. (a)	15,476	313,544
Axonics Modulation Technologies, Inc. (a)	11,646	697,479
BioLife Solutions, Inc. (a)	6,501	234,036
Cantel Medical Corp. (a)	15,315	1,222,750
Cardiovascular Systems, Inc. (a)	16,617	637,096
Cerus Corp. (a) (b)	64,724	388,991
Co-Diagnostics, Inc. (a) (b)	2,956	28,200
CONMED Corp. (b)	10,457	1,365,580
CryoLife, Inc. (a) (b)	12,730	287,443
CryoPort, Inc. (a) (b)	14,928	776,405
Cutera, Inc. (a)	6,744	202,657
CytoSorbents Corp. (a) (b)	17,682	153,480
Eargo, Inc. (a)	3,900	194,805
GenMark Diagnostics, Inc. (a)	24,907	595,277
Glaukos Corp. (a) (b)	16,191	1,358,911
Heska Corp. (a)	2,662	448,441
Inari Medical, Inc. (a)	6,329	677,203
Inogen, Inc. (a) (b)	8,423	442,376
Integer Holdings Corp. (a)	12,844	1,182,932
Intersect ENT, Inc. (a)	13,971	291,714
iRhythm Technologies, Inc. (a)	10,573	1,468,167
Lantheus Holdings, Inc. (a) (b)	26,066	557,030
LeMaitre Vascular, Inc.	7,651	373,216
LivaNova plc (a)	18,137	1,337,241
Meridian Bioscience, Inc. (a) (b)	18,926	496,808
Merit Medical Systems, Inc. (a) (b)	21,608	1,293,887
Mesa Laboratories, Inc. (b)	1,560	379,860
Natus Medical, Inc. (a)	15,157	388,171
Neogen Corp. (a)	20,734	1,843,045
Nevro Corp. (a)	12,770	1,781,415
NuVasive, Inc. (a) (c)	20,234	1,326,541
OraSure Technologies, Inc. (a) (b)	28,635	334,170
Ortho Clinical Diagnostics Holdings plc (a)	35,416	683,352
Orthofix Medical, Inc. (a)	7,567	328,029
OrthoPediatrics Corp. (a) (b)	5,617	273,829
Outset Medical, Inc. (a)	4,630	251,826
Pulmonx Corp. (a) (b)	5,331	243,840
Pulse Biosciences, Inc. (a) (b)	6,647	157,401
SeaSpine Holdings Corp. (a)	10,839	188,599
Shockwave Medical, Inc. (a)	11,066	1,441,457
SI-BONE, Inc. (a)	12,210	388,400

BHFTII-204

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Sientra, Inc. (a) (b)	4,615	$33,643
Silk Road Medical, Inc. (a) (b)	11,451	579,993
STAAR Surgical Co. (a)	17,040	1,796,186
SurModics, Inc. (a)	6,159	345,335
Tactile Systems Technology, Inc. (a) (b)	8,238	448,889
TransMedics Group, Inc. (a)	12,219	506,966
Vapotherm, Inc. (a) (b)	8,810	211,616
Varex Imaging Corp. (a) (b)	15,292	313,333
ViewRay, Inc. (a) (b)	50,282	218,727

		35,140,637

Health Care Providers & Services—2.7%
1Life Healthcare, Inc. (a) (b)	30,871	1,206,439
AdaptHealth Corp. (a)	28,311	1,040,712
Addus HomeCare Corp. (a)	6,214	649,922
AMN Healthcare Services, Inc. (a)	18,545	1,366,766
Apollo Medical Holdings, Inc. (a) (b)	9,413	254,998
Brookdale Senior Living, Inc. (a)	71,811	434,456
Castle Biosciences, Inc. (a) (b)	5,784	395,973
Community Health Systems, Inc. (a)	33,703	455,665
Corvel Corp. (a)	3,162	324,390
Covetrus, Inc. (a) (b)	42,524	1,274,444
Cross Country Healthcare, Inc. (a)	14,352	179,256
Ensign Group, Inc. (The)	19,268	1,808,109
Fulgent Genetics, Inc. (a) (b)	5,053	488,221
Hanger, Inc. (a)	14,755	336,709
HealthEquity, Inc. (a) (b)	29,962	2,037,416
InfuSystem Holdings, Inc. (a)	6,622	134,824
Joint Corp. (The) (a) (b)	6,678	323,015
LHC Group, Inc. (a)	11,463	2,191,840
Magellan Health, Inc. (a)	9,341	870,955
MEDNAX, Inc. (a) (b)	26,848	683,819
ModivCare, Inc. (a)	4,713	698,090
National Healthcare Corp.	5,246	408,716
National Research Corp. (a)	6,206	290,627
Option Care Health, Inc. (a) (b)	32,877	583,238
Owens & Minor, Inc.	29,586	1,112,138
Patterson Cos., Inc. (b)	34,625	1,106,269
Pennant Group Inc. (The) (a)	11,360	520,288
PetIQ, Inc. (a) (b)	9,493	334,723
Progyny, Inc. (a) (b)	12,187	542,443
R1 RCM, Inc. (a)	41,426	1,022,394
RadNet, Inc. (a)	21,044	457,707
Select Medical Holdings Corp. (a)	40,593	1,384,221
Surgery Partners, Inc. (a)	11,767	520,807
Tenet Healthcare Corp. (a)	39,525	2,055,300
Tivity Health, Inc. (a)	17,194	383,770
Triple-S Management Corp. - Class B (a)	9,765	254,183
U.S. Physical Therapy, Inc.	5,426	564,847
Viemed Healthcare, Inc. (a)	2,616	26,474

		28,724,164

Health Care Technology—1.2%
Accolade, Inc. (a) (b)	12,356	560,592
Allscripts Healthcare Solutions, Inc. (a)	60,238	904,473
Computer Programs & Systems, Inc. (b)	5,856	179,194

Health Care Technology—(Continued)
Evolent Health, Inc. - Class A (a) (b)	29,029	586,386
Health Catalyst, Inc. (a)	14,644	684,900
HealthStream, Inc. (a)	12,016	268,437
HMS Holdings Corp. (a)	35,575	1,315,386
iCAD, Inc. (a) (b)	8,918	189,240
Inovalon Holdings, Inc. - Class A (a)	27,124	780,629
Inspire Medical Systems, Inc. (a)	9,810	2,030,572
NextGen Healthcare, Inc. (a)	21,901	396,408
Omnicell, Inc. (a) (b)	15,797	2,051,556
OptimizeRx Corp. (a) (b)	5,787	282,116
Phreesia, Inc. (a)	13,570	706,997
Schrodinger, Inc. (a) (b)	11,271	859,865
Simulations Plus, Inc. (b)	5,451	344,721
Tabula Rasa HealthCare, Inc. (a) (b)	9,238	425,410
Vocera Communications, Inc. (a) (b)	13,407	515,633

		13,082,515

Hotels, Restaurants & Leisure—3.9%
Accel Entertainment, Inc. (a)	9,694	105,955
Bally’s Corp. (b)	7,465	485,076
BJ’s Restaurants, Inc. (a) (b)	9,083	527,541
Bloomin’ Brands, Inc. (b)	32,263	872,714
Boyd Gaming Corp. (a)	30,227	1,782,184
Brinker International, Inc.	17,865	1,269,487
Caesars Entertainment, Inc. (a)	66,176	5,787,090
Cheesecake Factory, Inc. (The) (b)	16,135	944,059
Churchill Downs, Inc.	13,993	3,182,288
Chuy’s Holdings, Inc. (a) (b)	8,272	366,615
Cracker Barrel Old Country Store, Inc.	8,808	1,522,727
Dave & Buster’s Entertainment, Inc. (a)	17,671	846,441
Del Taco Restaurants, Inc.	12,189	116,771
Denny’s Corp. (a)	17,978	325,582
Dine Brands Global, Inc.	5,429	488,773
El Pollo Loco Holdings, Inc. (a) (b)	7,566	121,964
Everi Holdings, Inc. (a) (b)	31,005	437,481
GAN, Ltd. (a) (b)	10,289	187,260
Golden Entertainment, Inc. (a)	3,444	86,995
Hilton Grand Vacations, Inc. (a)	31,278	1,172,612
International Game Technology plc (b)	31,654	508,047
Jack in the Box, Inc. (b)	8,144	894,048
Lindblad Expeditions Holdings, Inc. (a) (b)	4,129	78,038
Marriott Vacations Worldwide Corp.	15,152	2,639,175
Monarch Casino & Resort, Inc. (a)	5,265	319,164
Noodles & Co. (a)	12,647	130,896
Papa John’s International, Inc.	12,145	1,076,533
Penn National Gaming, Inc. (a) (b)	57,249	6,001,985
RCI Hospitality Holdings, Inc. (b)	3,877	246,538
Red Robin Gourmet Burgers, Inc. (a)	7,056	281,464
Red Rock Resorts, Inc. - Class A	23,053	751,297
Ruth’s Hospitality Group, Inc. (a) (b)	8,727	216,691
Scientific Games Corp. - Class A (a)	22,167	853,873
SeaWorld Entertainment, Inc. (a) (b)	20,555	1,020,967
Shake Shack, Inc. - Class A (a) (b)	13,241	1,493,188
Texas Roadhouse, Inc. (a)	24,515	2,351,969
Wingstop, Inc.	10,750	1,367,078

		40,860,566

BHFTII-205

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—2.2%
Beazer Homes USA, Inc. (a) (b)	5,670	$118,616
Cavco Industries, Inc. (a)	3,353	756,470
Century Communities, Inc. (a)	12,109	730,415
Ethan Allen Interiors, Inc.	9,100	251,251
GoPro, Inc. - Class A (a) (b)	45,901	534,288
Green Brick Partners, Inc. (a)	10,016	227,163
Helen of Troy, Ltd. (a) (b)	9,002	1,896,361
Hooker Furniture Corp. (b)	6,029	219,817
Installed Building Products, Inc.	8,305	920,859
iRobot Corp. (a) (b)	10,118	1,236,217
KB Home	34,748	1,616,825
La-Z-Boy, Inc.	16,250	690,300
LGI Homes, Inc. (a) (b)	8,266	1,234,197
Lovesac Co. (The) (a) (b)	4,517	255,662
M/I Homes, Inc. (a)	11,887	702,165
MDC Holdings, Inc.	22,003	1,306,978
Meritage Homes Corp. (a) (c)	14,308	1,315,191
Purple Innovation, Inc. (a)	12,313	389,707
Skyline Champion Corp. (a)	20,010	905,653
Sonos, Inc. (a)	44,440	1,665,167
Taylor Morrison Home Corp. (a)	46,748	1,440,306
TopBuild Corp. (a)	12,440	2,605,309
TRI Pointe Group, Inc. (a)	42,080	856,749
Tupperware Brands Corp. (a)	15,525	410,015
Turtle Beach Corp. (a) (b)	6,636	176,982
Universal Electronics, Inc. (a)	6,028	331,359
VOXX International Corp. (a)	8,073	153,871

		22,947,893

Household Products—0.3%
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a)	15,148	786,030
Central Garden and Pet Co. (Voting Shares) (a)	4,446	257,912
WD-40 Co. (b)	5,167	1,582,032

		2,625,974

Independent Power and Renewable Electricity Producers—0.5%
Brookfield Renewable Corp. - Class A	47,570	2,226,276
Clearway Energy, Inc. - Class A	9,464	250,891
Clearway Energy, Inc. - Class C	27,038	760,849
Ormat Technologies, Inc. (b)	16,278	1,278,311
Sunnova Energy International, Inc. (a)	20,486	836,239

		5,352,566

Industrial Conglomerates—0.0%
Raven Industries, Inc.	12,675	485,833

Insurance—1.9%
Ambac Financial Group, Inc. (a)	12,453	208,463
American Equity Investment Life Holding Co.	36,478	1,150,151
AMERISAFE, Inc.	6,927	443,328
Argo Group International Holdings, Ltd.	12,270	617,426
BRP Group, Inc. - Class A (a)	18,504	504,234
Citizens, Inc. (a) (b)	22,933	132,782
CNO Financial Group, Inc. (b)	55,053	1,337,237
eHealth, Inc. (a)	10,150	738,209

Insurance—(Continued)
Employers Holdings, Inc.	13,012	560,297
Enstar Group, Ltd. (a)	4,444	1,096,468
FBL Financial Group, Inc. - Class A (b)	4,790	267,857
Genworth Financial, Inc. - Class A (a)	165,001	547,803
Goosehead Insurance, Inc. - Class A	5,134	550,262
HCI Group, Inc. (b)	2,670	205,109
Horace Mann Educators Corp.	15,675	677,317
James River Group Holdings, Ltd.	10,936	498,900
Kinsale Capital Group, Inc.	7,912	1,303,898
MBIA, Inc. (a) (b)	21,271	204,627
National Western Life Group, Inc. - Class A	1,039	258,711
Palomar Holdings, Inc. (a)	8,685	582,242
ProAssurance Corp.	19,097	511,036
RLI Corp. (b)	14,386	1,605,046
Safety Insurance Group, Inc.	5,238	441,302
Selective Insurance Group, Inc.	22,337	1,620,326
Selectquote, Inc. (a)	48,366	1,427,281
Siriuspoint, Ltd. (a) (b)	33,698	342,709
State Auto Financial Corp.	7,912	155,946
Stewart Information Services Corp.	10,993	571,966
Trupanion, Inc. (a)	12,073	920,083
United Fire Group, Inc.	9,677	336,760
Universal Insurance Holdings, Inc.	5,037	72,231
Watford Holdings, Ltd. (a)	7,177	248,396

		20,138,403

Interactive Media & Services—0.4%
Cargurus, Inc. (a)	30,740	732,534
Cars.com, Inc. (a)	18,448	239,086
Eventbrite, Inc. - Class A (a) (b)	24,116	534,411
EverQuote, Inc. - Class A (a)	6,305	228,808
Liberty TripAdvisor Holdings, Inc. - Class A (a)	28,540	182,085
MediaAlpha, Inc. - Class A (a)	7,846	277,984
QuinStreet, Inc. (a)	18,173	368,912
TrueCar, Inc. (a)	40,352	193,084
Yelp, Inc. (a)	26,725	1,042,275

		3,799,179

Internet & Direct Marketing Retail—0.8%
1-800-Flowers.com, Inc. - Class A (a) (b)	10,044	277,315
CarParts.com, Inc. (a) (b)	5,830	83,252
Groupon, Inc. (a)	9,992	505,046
Lands’ End, Inc. (a)	4,859	120,552
Liquidity Services, Inc. (a)	10,346	192,229
Magnite, Inc. (a)	40,413	1,681,585
Overstock.com, Inc. (a)	16,620	1,101,241
PetMed Express, Inc. (b)	9,436	331,911
Quotient Technology, Inc. (a)	32,735	534,890
RealReal, Inc. (The) (a)	22,027	498,471
Shutterstock, Inc.	7,975	710,094
Stamps.com, Inc. (a)	6,435	1,283,847
Stitch Fix, Inc. - Class A (a) (b)	22,569	1,118,068

		8,438,501

IT Services—1.5%
BM Technologies, Inc. (a)	2,086	24,302

BHFTII-206

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Brightcove, Inc. (a)	15,343	$308,701
Cardtronics plc - Class A (a)	15,090	585,492
Cass Information Systems, Inc.	5,703	263,878
Conduent, Inc. (a)	62,859	418,641
CSG Systems International, Inc.	12,844	576,567
EVERTEC, Inc.	22,878	851,519
Evo Payments, Inc. - Class A (a) (b)	17,582	483,857
ExlService Holdings, Inc. (a)	12,072	1,088,411
GreenSky, Inc. - Class A (a) (b)	27,799	172,076
Grid Dynamics Holdings, Inc. (a) (b)	3,549	56,536
Hackett Group, Inc. (The)	3,803	62,331
I3 Verticals, Inc. - Class A (a) (b)	7,082	220,427
International Money Express, Inc. (a)	11,455	171,940
Limelight Networks, Inc. (a) (b)	48,086	171,667
LiveRamp Holdings, Inc. (a)	24,991	1,296,533
MAXIMUS, Inc.	22,321	1,987,462
MoneyGram International, Inc. (a)	27,211	178,776
NIC, Inc.	24,978	847,504
Perficient, Inc. (a) (b)	11,780	691,722
Perspecta, Inc.	51,646	1,500,316
Rackspace Technology, Inc. (a) (b)	13,221	314,395
Repay Holdings Corp. (a) (b)	25,704	603,530
Sykes Enterprises, Inc. (a) (b)	15,654	690,028
TTEC Holdings, Inc.	6,343	637,154
Tucows, Inc. - Class A (a) (b)	4,376	339,140
Unisys Corp. (a)	23,162	588,778
Verra Mobility Corp. (a) (b)	50,168	679,024

		15,810,707

Leisure Products—0.6%
Acushnet Holdings Corp.	14,893	615,528
American Outdoor Brands, Inc. (a)	5,891	148,453
Callaway Golf Co.	34,341	918,622
Clarus Corp.	3,302	56,299
Johnson Outdoors, Inc. - Class A	1,720	245,530
Malibu Boats, Inc. - Class A (a) (b)	7,415	590,827
MasterCraft Boat Holdings, Inc. (a)	5,356	142,416
Nautilus, Inc. (a) (b)	6,364	99,533
Smith & Wesson Brands, Inc.	21,036	367,078
Sturm Ruger & Co., Inc. (b)	7,553	499,027
Vista Outdoor, Inc. (a)	22,257	713,782
YETI Holdings, Inc. (a)	29,516	2,131,350

		6,528,445

Life Sciences Tools & Services—0.9%
ChromaDex Corp. (a) (b)	7,857	73,384
Codexis, Inc. (a) (b)	24,613	563,392
Fluidigm Corp. (a) (b)	5,977	27,016
Luminex Corp.	18,901	602,942
Medpace Holdings, Inc. (a)	10,325	1,693,816
NanoString Technologies, Inc. (a)	17,055	1,120,684
NeoGenomics, Inc. (a) (b)	40,818	1,968,652
Pacific Biosciences of California, Inc. (a) (b)	66,713	2,222,210
Personalis, Inc. (a)	9,566	235,419
Quanterix Corp. (a)	9,336	545,876
Seer, Inc. (a) (b)	6,376	318,928

		9,372,319

Machinery—3.7%
Alamo Group, Inc.	3,584	559,642
Albany International Corp. - Class A	11,862	990,121
Altra Industrial Motion Corp.	24,604	1,361,093
Astec Industries, Inc.	8,361	630,587
Barnes Group, Inc.	18,463	914,657
Blue Bird Corp. (a)	6,865	171,831
Chart Industries, Inc. (a) (b)	13,069	1,860,372
CIRCOR International, Inc. (a)	8,858	308,436
Columbus McKinnon Corp.	10,074	531,504
Douglas Dynamics, Inc.	9,877	455,824
Energy Recovery, Inc. (a) (b)	9,929	182,098
Enerpac Tool Group Corp.	20,140	526,057
EnPro Industries, Inc. (b)	7,831	667,749
ESCO Technologies, Inc.	9,901	1,078,120
Evoqua Water Technologies Corp. (a)	42,970	1,130,111
ExOne Co. (The) (a)	5,260	164,954
Federal Signal Corp.	23,387	895,722
Franklin Electric Co., Inc.	17,134	1,352,558
Gorman-Rupp Co. (The)	7,300	241,703
Greenbrier Cos., Inc. (The) (b)	12,152	573,817
Helios Technologies, Inc. (b)	12,428	905,628
Hillenbrand, Inc. (b)	26,804	1,278,819
Hydrofarm Holdings Group, Inc. (a)	4,378	264,081
Hyster-Yale Materials Handling, Inc. (b)	3,777	329,052
John Bean Technologies Corp.	11,648	1,553,144
Kadant, Inc.	4,373	809,049
Kennametal, Inc.	30,731	1,228,318
Lindsay Corp.	3,909	651,318
Luxfer Holdings plc	10,353	220,312
Lydall, Inc. (a)	6,860	231,456
Manitowoc Co., Inc. (The) (a)	13,690	282,288
Meritor, Inc. (a)	24,781	729,057
Miller Industries, Inc. (b)	5,680	262,359
Mueller Industries, Inc.	21,750	899,362
Mueller Water Products, Inc. - Class A	58,224	808,731
Navistar International Corp. (a)	18,623	819,971
NN, Inc. (a) (b)	16,666	117,829
Omega Flex, Inc. (b)	1,378	217,559
Park-Ohio Holdings Corp.	3,632	114,372
Proto Labs, Inc. (a)	10,365	1,261,939
RBC Bearings, Inc. (a)	9,230	1,816,187
REV Group, Inc. (b)	5,671	108,656
Rexnord Corp.	45,333	2,134,731
Shyft Group, Inc. (The)	12,528	466,042
SPX Corp. (a)	15,612	909,711
SPX FLOW, Inc.	15,990	1,012,647
Standex International Corp.	4,471	427,293
Tennant Co.	6,868	548,684
Terex Corp.	25,549	1,177,042
TriMas Corp. (a)	15,686	475,600
Wabash National Corp. (b)	14,723	276,792
Watts Water Technologies, Inc. - Class A (b)	10,176	1,209,011
Welbilt, Inc. (a)	48,776	792,610

		38,936,606

BHFTII-207

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Marine—0.2%
Costamare, Inc.	20,091	$193,275
Matson, Inc.	15,729	1,049,124
SEACOR Holdings, Inc. (a)	7,977	325,063

		1,567,462

Media—0.7%
AMC Networks, Inc. - Class A (a)	10,133	538,670
Boston Omaha Corp. - Class A (a)	5,973	176,562
Cardlytics, Inc. (a)	11,016	1,208,455
Daily Journal Corp. (a)	598	189,237
Entercom Communications Corp. - Class A	45,290	237,773
EW Scripps Co. (The) - Class A (b)	16,693	321,674
Gannett Co., Inc. (a)	32,429	174,468
Gray Television, Inc.	32,491	597,834
iHeartMedia, Inc. - Class A (a)	23,159	420,336
Loral Space & Communications, Inc. (b)	5,120	192,870
Meredith Corp.	16,259	484,193
MSG Networks, Inc. - Class A (a) (b)	9,674	145,497
National CineMedia, Inc.	25,271	116,752
Scholastic Corp.	11,408	343,495
Sinclair Broadcast Group, Inc. - Class A (b)	15,766	461,313
TechTarget, Inc. (a) (b)	8,247	572,754
TEGNA, Inc.	80,585	1,517,416
WideOpenWest, Inc. (a)	13,974	189,907

		7,889,206

Metals & Mining—1.8%
Alcoa Corp. (a)	70,612	2,294,184
Allegheny Technologies, Inc. (a) (b)	51,143	1,077,071
Arconic Corp. (a) (b)	35,850	910,231
Carpenter Technology Corp. (b)	18,072	743,663
Century Aluminum Co. (a) (b)	12,811	226,242
Cleveland-Cliffs, Inc. (b)	164,001	3,298,060
Coeur Mining, Inc. (a) (b)	89,820	811,075
Commercial Metals Co.	43,966	1,355,911
Compass Minerals International, Inc.	13,176	826,399
Ferroglobe Representation & Warranty Insurance Trust (d) (e)	31,634	0
Gatos Silver, Inc. (a) (b)	11,656	116,210
Haynes International, Inc.	5,537	164,283
Hecla Mining Co.	169,732	965,775
Kaiser Aluminum Corp.	6,012	664,326
Materion Corp.	7,321	484,943
Novagold Resources, Inc. (a)	77,789	681,432
Schnitzer Steel Industries, Inc. - Class A	10,351	432,568
SunCoke Energy, Inc.	32,883	230,510
TimkenSteel Corp. (a)	17,461	205,167
United States Steel Corp. (b)	96,782	2,532,785
Warrior Met Coal, Inc.	23,723	406,375
Worthington Industries, Inc.	12,940	868,145

		19,295,355

Mortgage Real Estate Investment Trusts—1.2%
Apollo Commercial Real Estate Finance, Inc. (b)	53,797	751,544
Arbor Realty Trust, Inc. (b)	37,890	602,451
Ares Commercial Real Estate Corp.	13,470	184,808

Mortgage Real Estate Investment Trusts—(Continued)
ARMOUR Residential REIT, Inc.	26,016	317,395
Blackstone Mortgage Trust, Inc. - Class A (b)	51,818	1,606,358
Broadmark Realty Capital, Inc.	40,045	418,871
Capstead Mortgage Corp.	22,553	140,505
Chimera Investment Corp. (b)	65,237	828,510
Colony Credit Real Estate, Inc.	34,239	291,716
Dynex Capital, Inc.	9,188	173,929
Ellington Financial, Inc.	10,319	165,207
Granite Point Mortgage Trust, Inc.	22,591	270,414
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	27,554	1,545,780
Invesco Mortgage Capital, Inc. (b)	93,138	373,483
KKR Real Estate Finance Trust, Inc.	12,092	222,372
Ladder Capital Corp.	32,639	385,140
MFA Financial, Inc.	173,838	707,521
New York Mortgage Trust, Inc.	145,654	651,073
Orchid Island Capital, Inc. (b)	36,544	219,630
PennyMac Mortgage Investment Trust (b)	37,116	727,474
Ready Capital Corp.	23,576	316,390
Redwood Trust, Inc.	44,011	458,155
TPG RE Finance Trust, Inc.	15,082	168,918
Two Harbors Investment Corp. (b)	104,528	766,190

		12,293,834

Multi-Utilities—0.4%
Avista Corp.	26,228	1,252,387
Black Hills Corp.	24,370	1,627,185
NorthWestern Corp.	20,046	1,306,999
Unitil Corp.	5,823	266,053

		4,452,624

Multiline Retail—0.3%
Big Lots, Inc. (b)	14,920	1,019,036
Dillard’s, Inc. - Class A (b)	2,349	226,843
Franchise Group, Inc. (b)	9,045	326,615
Macy’s, Inc. (a)	114,855	1,859,502

		3,431,996

Oil, Gas & Consumable Fuels—1.8%
Antero Resources Corp. (a)	79,919	815,174
Arch Resources, Inc.	7,165	298,064
Berry Corp.	7,251	39,953
Bonanza Creek Energy, Inc. (a)	9,142	326,644
Brigham Minerals, Inc. - Class A	15,907	232,878
Clean Energy Fuels Corp. (a)	45,874	630,309
CNX Resources Corp. (a)	84,315	1,239,430
CONSOL Energy, Inc. (a) (b)	1,626	15,805
Contango Oil & Gas Co. (a) (b)	46,174	180,079
CVR Energy, Inc. (b)	13,526	259,429
Delek U.S. Holdings, Inc.	27,977	609,339
DHT Holdings, Inc.	43,377	257,226
Dorian LPG, Ltd. (a)	4,972	65,282
Energy Fuels, Inc. (a) (b)	33,636	191,052
Frontline, Ltd. (b)	45,265	323,645
Golar LNG, Ltd. (a) (b)	38,995	398,919
Green Plains, Inc. (a) (b)	13,361	361,682

BHFTII-208

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
International Seaways, Inc. (b)	9,809	$190,098
Kosmos Energy, Ltd. (a) (b)	153,484	471,196
Magnolia Oil & Gas Corp. - Class A (a) (b)	41,107	471,908
Matador Resources Co. (b)	41,882	982,133
Nordic American Tankers, Ltd. (b)	58,595	190,434
Ovintiv, Inc.	98,506	2,346,413
Par Pacific holdings, Inc. (a)	16,282	229,902
PBF Energy, Inc. - Class A (a) (b)	33,227	470,162
PDC Energy, Inc. (a)	37,788	1,299,907
Range Resources Corp. (a) (b)	81,520	842,101
Renewable Energy Group, Inc. (a) (b)	16,063	1,060,800
REX American Resources Corp. (a)	1,752	147,466
Scorpio Tankers, Inc. (b)	13,722	253,308
SFL Corp., Ltd.	36,594	293,484
SM Energy Co.	43,802	717,039
Southwestern Energy Co. (a) (b)	265,145	1,232,924
Tellurian, Inc. (a) (b)	67,302	157,487
Uranium Energy Corp. (a) (b)	36,810	105,277
W&T Offshore, Inc. (a)	39,232	140,843
World Fuel Services Corp.	24,360	857,472

		18,705,264

Paper & Forest Products—0.5%
Clearwater Paper Corp. (a)	7,836	294,790
Domtar Corp. (b)	21,203	783,451
Glatfelter Corp. (b)	14,914	255,775
Louisiana-Pacific Corp.	41,067	2,277,576
Neenah, Inc.	7,745	397,938
Schweitzer-Mauduit International, Inc.	11,101	543,616
Verso Corp. - Class A	12,152	177,298

		4,730,444

Personal Products—0.3%
BellRing Brands, Inc. - Class A (a)	15,504	366,049
Edgewell Personal Care Co.	21,293	843,203
elf Beauty, Inc. (a) (b)	17,235	462,415
Inter Parfums, Inc.	6,560	465,301
Medifast, Inc.	4,314	913,792
USANA Health Sciences, Inc. (a) (b)	4,527	441,835
Veru, Inc. (a) (b)	12,939	139,418

		3,632,013

Pharmaceuticals—1.4%
Aerie Pharmaceuticals, Inc. (a) (b)	15,265	272,786
Amneal Pharmaceuticals, Inc. (a)	40,405	271,926
Amphastar Pharmaceuticals, Inc. (a) (b)	11,803	216,231
Arvinas, Inc. (a)	13,286	878,205
Atea Pharmaceuticals, Inc. (a) (b)	5,549	342,651
Axsome Therapeutics, Inc. (a) (b)	10,909	617,668
BioDelivery Sciences International, Inc. (a)	40,553	158,562
Cara Therapeutics, Inc. (a)	18,209	395,317
Cassava Sciences, Inc. (a) (b)	12,675	569,741
Collegium Pharmaceutical, Inc. (a) (b)	14,032	332,558
Corcept Therapeutics, Inc. (a) (b)	39,384	936,945
Cymabay Therapeutics, Inc. (a) (b)	31,252	141,884

Pharmaceuticals—(Continued)
Durect Corp. (a) (b)	94,399	186,910
Endo International plc (a)	65,765	487,319
Innoviva, Inc. (a) (b)	25,618	306,135
Intra-Cellular Therapies, Inc. (a)	26,466	897,991
Marinus Pharmaceuticals, Inc. (a) (b)	12,435	192,494
NGM Biopharmaceuticals, Inc. (a) (b)	11,665	339,102
Ocular Therapeutix, Inc. (a) (b)	28,139	461,761
Omeros Corp. (a) (b)	23,159	412,230
Pacira BioSciences, Inc. (a) (b)	16,756	1,174,428
Paratek Pharmaceuticals, Inc. (a) (b)	4,634	32,716
Phathom Pharmaceuticals, Inc. (a)	5,088	191,105
Phibro Animal Health Corp. - Class A (b)	9,993	243,829
Pliant Therapeutics, Inc. (a) (b)	9,508	373,950
Prestige Consumer Healthcare, Inc. (a)	19,271	849,466
Provention Bio, Inc. (a)	21,596	226,650
Relmada Therapeutics, Inc. (a)	6,754	237,808
Revance Therapeutics, Inc. (a) (b)	25,433	710,852
SIGA Technologies, Inc. (a) (b)	23,408	152,152
Supernus Pharmaceuticals, Inc. (a)	22,494	588,893
TherapeuticsMD, Inc. (a) (b)	142,269	190,641
Theravance Biopharma, Inc. (a)	18,524	378,075
Zogenix, Inc. (a)	24,868	485,423

		14,254,404

Professional Services—1.5%
ASGN, Inc. (a)	18,817	1,795,894
Barrett Business Services, Inc. (b)	3,358	231,232
CBIZ, Inc. (a)	18,362	599,703
CRA International, Inc.	2,895	216,083
Exponent, Inc.	18,762	1,828,357
Forrester Research, Inc. (a)	4,738	201,270
Franklin Covey Co. (a)	5,658	160,065
Heidrick & Struggles International, Inc.	7,497	267,793
Huron Consulting Group, Inc. (a)	8,533	429,893
ICF International, Inc.	6,725	587,765
Insperity, Inc.	13,327	1,116,003
KBR, Inc.	53,726	2,062,541
Kelly Services, Inc. - Class A	13,358	297,483
Kforce, Inc.	7,178	384,741
Korn Ferry	19,720	1,229,936
ManTech International Corp. - Class A	10,431	906,975
Resources Connection, Inc. (b)	12,448	168,546
TriNet Group, Inc. (a)	15,230	1,187,331
TrueBlue, Inc. (a)	13,895	305,968
Upwork, Inc. (a)	34,756	1,556,026
Willdan Group, Inc. (a) (b)	4,570	187,598

		15,721,203

Real Estate Management & Development—0.8%
Cushman & Wakefield plc (a)	36,215	591,029
eXp World Holdings, Inc. (a)	18,965	863,856
Forestar Group, Inc. (a)	6,983	162,564
FRP Holdings, Inc. (a)	2,993	147,315
Kennedy-Wilson Holdings, Inc.	45,547	920,505
Marcus & Millichap, Inc. (a)	11,962	403,119
Newmark Group, Inc. - Class A	55,912	559,400

BHFTII-209

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Rafael Holdings, Inc. - Class B (a) (b)	4,127	$164,750
RE/MAX Holdings, Inc. - Class A	8,877	349,665
Realogy Holdings Corp. (a)	37,074	560,930
Redfin Corp. (a) (b)	37,591	2,503,185
RMR Group, Inc. (The) - Class A	7,008	285,996
St. Joe Co. (The)	13,663	586,143
Tejon Ranch Co. (a) (b)	9,079	151,982

		8,250,439

Road & Rail—0.6%
ArcBest Corp.	10,451	735,437
Avis Budget Group, Inc. (a) (b)	20,369	1,477,567
Daseke, Inc. (a)	18,908	160,529
Heartland Express, Inc.	18,769	367,497
Marten Transport, Ltd.	22,637	384,150
Saia, Inc. (a)	9,632	2,220,947
Werner Enterprises, Inc.	22,303	1,052,032

		6,398,159

Semiconductors & Semiconductor Equipment—2.9%
Advanced Energy Industries, Inc.	13,824	1,509,166
Alpha & Omega Semiconductor, Ltd. (a)	9,268	303,064
Ambarella, Inc. (a)	12,756	1,280,575
Amkor Technology, Inc.	37,871	897,921
Atomera, Inc. (a) (b)	7,526	184,387
Axcelis Technologies, Inc. (a)	13,934	572,548
AXT, Inc. (a) (b)	6,522	76,047
Brooks Automation, Inc.	26,498	2,163,562
Ceva, Inc. (a)	8,407	472,053
CMC Materials, Inc.	10,666	1,885,642
Cohu, Inc.	17,431	729,313
Diodes, Inc. (a)	15,475	1,235,524
DSP Group, Inc. (a)	1,285	18,311
FormFactor, Inc. (a) (c)	28,184	1,271,380
Ichor Holdings, Ltd. (a)	10,143	545,693
Impinj, Inc. (a) (b)	7,512	427,207
Lattice Semiconductor Corp. (a)	51,011	2,296,515
MACOM Technology Solutions Holdings, Inc. (a)	18,685	1,084,104
Maxeon Solar Technologies, Ltd. (a) (b)	4,592	144,923
MaxLinear, Inc. (a)	25,947	884,274
NeoPhotonics Corp. (a)	10,601	126,682
NVE Corp.	2,070	145,107
Onto Innovation, Inc. (a)	18,193	1,195,462
PDF Solutions, Inc. (a)	11,347	201,750
Photronics, Inc. (a)	23,847	306,672
Power Integrations, Inc.	21,516	1,753,124
Rambus, Inc. (a) (b)	37,951	737,767
Semtech Corp. (a)	23,846	1,645,374
Silicon Laboratories, Inc. (a)	16,280	2,296,620
SiTime Corp. (a)	4,878	480,971
SMART Global Holdings, Inc. (a) (b)	6,037	277,823
SunPower Corp. (a) (b)	31,453	1,052,103
Synaptics, Inc. (a) (b)	12,873	1,743,262
Ultra Clean Holdings, Inc. (a)	14,573	845,817
Veeco Instruments, Inc. (a) (b)	18,456	382,777

		31,173,520

Software—5.1%
8x8, Inc. (a)	38,837	1,259,872
A10 Networks, Inc. (a)	23,276	223,682
ACI Worldwide, Inc. (a)	44,144	1,679,679
Agilysys, Inc. (a)	7,295	349,868
Alarm.com Holdings, Inc. (a) (b)	17,506	1,512,168
Altair Engineering, Inc. - Class A (a) (b)	16,660	1,042,416
American Software, Inc. - Class A (b)	11,730	242,811
Appfolio, Inc. - Class A (a) (b)	6,290	889,469
Appian Corp. (a) (b)	13,357	1,775,813
Avaya Holdings Corp. (a) (b)	31,365	879,161
Benefitfocus, Inc. (a)	3,554	49,081
Blackbaud, Inc. (b)	18,576	1,320,382
Blackline, Inc. (a)	19,146	2,075,426
Bottomline Technologies de, Inc. (a)	18,318	828,890
Box, Inc. - Class A (a) (b)	52,260	1,199,890
Cerence, Inc. (a) (b)	13,849	1,240,593
ChannelAdvisor Corp. (a)	10,981	258,603
Cloudera, Inc. (a) (b)	64,953	790,478
Cognyte Software, Ltd. (a)	25,212	701,146
CommVault Systems, Inc. (a)	15,994	1,031,613
Cornerstone OnDemand, Inc. (a)	24,446	1,065,357
Digimarc Corp. (a) (b)	5,494	162,952
Digital Turbine, Inc. (a)	31,640	2,542,590
Domo, Inc. - Class B (a)	9,814	552,430
Ebix, Inc. (b)	10,806	346,116
Envestnet, Inc. (a)	19,230	1,388,983
GTY Technology Holdings Inc. (a) (b)	18,688	119,416
InterDigital, Inc. (b)	11,448	726,376
j2 Global, Inc. (a) (b)	16,214	1,943,410
LivePerson, Inc. (a) (b)	23,500	1,239,390
MicroStrategy, Inc. - Class A (a) (b)	2,786	1,891,137
Mimecast, Ltd. (a)	22,748	914,697
Mitek Systems, Inc. (a) (b)	15,147	220,843
Model N, Inc. (a)	14,843	522,919
ON24, Inc. (a)	4,137	200,686
OneSpan, Inc. (a)	13,014	318,843
Ping Identity Holding Corp. (a) (b)	12,083	264,980
Progress Software Corp.	17,412	767,173
PROS Holdings, Inc. (a) (b)	15,247	647,998
Q2 Holdings, Inc. (a)	18,911	1,894,882
QAD, Inc. - Class A	4,798	319,451
Qualys, Inc. (a) (b)	13,120	1,374,714
Rapid7, Inc. (a)	18,618	1,389,089
SailPoint Technologies Holding, Inc. (a) (b)	31,710	1,605,794
Sapiens International Corp. NV	8,756	278,353
Sprout Social, Inc. - Class A (a)	11,597	669,843
SPS Commerce, Inc. (a)	13,031	1,294,109
SVMK, Inc. (a)	45,741	837,975
Telos Corp. (a) (b)	7,547	286,182
Tenable Holdings, Inc. (a)	28,021	1,013,940
Upland Software, Inc. (a)	10,139	478,459
Varonis Systems, Inc. (a) (b)	37,491	1,924,788
Verint Systems, Inc. (a)	25,212	1,146,894
Veritone, Inc. (a) (b)	10,577	253,637
Viant Technology, Inc. - Class A (a)	5,000	264,450
VirnetX Holding Corp. (b)	25,420	141,589
Workiva, Inc. (a) (b)	15,372	1,356,733

BHFTII-210

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Xperi Holding Corp.	35,163	$765,499
Yext, Inc. (a) (b)	37,994	550,153
Zix Corp. (a)	21,775	164,401
Zuora, Inc. - Class A (a)	30,439	450,497

		53,648,769

Specialty Retail—3.5%
Aaron’s, Inc. (The)	13,892	356,747
Abercrombie & Fitch Co. - Class A	23,273	798,497
Academy Sports & Outdoors, Inc. (a) (b)	13,625	367,739
America’s Car-Mart, Inc. (a)	2,086	317,844
American Eagle Outfitters, Inc. (b)	56,159	1,642,089
Asbury Automotive Group, Inc. (a) (b)	7,025	1,380,412
At Home Group, Inc. (a)	20,340	583,758
Bed Bath & Beyond, Inc. (b)	45,199	1,317,551
Boot Barn Holdings, Inc. (a)	10,735	668,898
Buckle, Inc. (The)	11,227	440,997
Caleres, Inc.	7,997	174,335
Camping World Holdings, Inc. - Class A	13,709	498,733
Chico’s FAS, Inc.	47,282	156,503
Children’s Place, Inc. (The) (a)	5,422	377,913
Citi Trends, Inc.	3,442	288,371
Container Store Group, Inc. (The) (a)	12,399	206,319
Designer Brands, Inc. - Class A (b)	17,083	297,244
Express, Inc. (a)	25,976	104,423
GameStop Corp. - Class A (a) (b)	21,037	3,993,243
Genesco, Inc. (a)	6,357	301,957
Group 1 Automotive, Inc. (b)	6,253	986,661
GrowGeneration Corp. (a) (b)	14,232	707,188
Guess?, Inc. (b)	15,106	354,991
Haverty Furniture Cos., Inc. (b)	6,403	238,128
Hibbett Sports, Inc. (a) (b)	6,677	459,978
Lithia Motors, Inc. - Class A	9,708	3,786,994
Lumber Liquidators Holdings, Inc. (a)	11,017	276,747
MarineMax, Inc. (a)	8,159	402,728
Michaels Cos., Inc. (The) (a)	27,932	612,828
Monro, Inc. (b)	12,639	831,646
Murphy USA, Inc.	9,410	1,360,310
National Vision Holdings, Inc. (a) (b)	29,450	1,290,793
ODP Corp. (The)	19,714	853,419
OneWater Marine, Inc. - Class A (a)	3,644	145,614
Rent-A-Center, Inc.	18,406	1,061,290
RH (a) (b)	5,926	3,535,452
Sally Beauty Holdings, Inc. (a) (b)	43,160	868,811
Shoe Carnival, Inc. (b)	4,114	254,574
Signet Jewelers, Ltd. (a)	19,818	1,149,048
Sleep Number Corp. (a)	9,849	1,413,233
Sonic Automotive, Inc. - Class A	8,689	430,714
Sportsman’s Warehouse Holdings, Inc. (a)	16,465	283,857
Urban Outfitters, Inc. (a)	26,290	977,725
Winmark Corp.	1,140	212,530
Zumiez, Inc. (a)	9,084	389,704

		37,158,536

Technology Hardware, Storage & Peripherals—0.3%
3D Systems Corp. (a) (b)	45,139	1,238,614

Technology Hardware, Storage & Peripherals—(Continued)
Avid Technology, Inc. (a)	12,231	258,196
Corsair Gaming, Inc. (a) (b)	9,907	329,804
Diebold Nixdorf, Inc. (a) (b)	26,638	376,395
Quantum Corp. (a)	16,729	139,353
Super Micro Computer, Inc. (a)	16,120	629,647

		2,972,009

Textiles, Apparel & Luxury Goods—1.0%
Crocs, Inc. (a) (c)	25,042	2,014,629
Deckers Outdoor Corp. (a)	10,154	3,355,085
Fossil Group, Inc. (a)	10,168	126,083
G-III Apparel Group, Ltd. (a) (b)	15,756	474,886
Kontoor Brands, Inc.	20,729	1,005,978
Movado Group, Inc.	6,616	188,225
Oxford Industries, Inc. (b)	6,143	537,021
Rocky Brands, Inc.	2,801	151,422
Steven Madden, Ltd.	31,215	1,163,071
Unifi, Inc. (a)	5,755	158,608
Wolverine World Wide, Inc.	31,690	1,214,361

		10,389,369

Thrifts & Mortgage Finance—1.6%
Axos Financial, Inc. (a)	20,959	985,283
Bridgewater Bancshares, Inc. (a)	2,962	47,836
Capitol Federal Financial, Inc.	50,013	662,422
Columbia Financial, Inc. (a)	17,478	305,515
Essent Group, Ltd.	41,129	1,953,216
Federal Agricultural Mortgage Corp. - Class C	4,263	429,369
Flagstar Bancorp, Inc.	19,544	881,434
Hingham Institution for Savings (The)	716	203,172
HomeStreet, Inc.	9,191	405,047
Kearny Financial Corp.	23,625	285,390
Merchants Bancorp	3,978	166,837
Meridian Bancorp, Inc.	16,193	298,275
Meta Financial Group, Inc.	11,990	543,267
Mr Cooper Group, Inc. (a)	30,031	1,043,878
NMI Holdings, Inc. - Class A (a)	35,455	838,156
Northfield Bancorp, Inc.	19,119	304,375
Northwest Bancshares, Inc.	38,273	553,045
PennyMac Financial Services, Inc. (b)	16,367	1,094,461
Premier Financial Corp.	15,929	529,799
Provident Financial Services, Inc.	27,348	609,313
Radian Group, Inc.	67,987	1,580,698
TrustCo Bank Corp.	38,784	285,838
Walker & Dunlop, Inc.	10,298	1,058,017
Washington Federal, Inc.	29,242	900,654
Waterstone Financial, Inc.	5,307	108,369
WSFS Financial Corp.	17,950	893,731

		16,967,397

Tobacco—0.1%
Turning Point Brands, Inc.	4,174	217,757
Universal Corp.	9,114	537,635
Vector Group, Ltd. (b)	52,780	736,281

		1,491,673

BHFTII-211

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Trading Companies & Distributors—1.5%
Applied Industrial Technologies, Inc.	14,248	$1,298,990
Beacon Roofing Supply, Inc. (a)	20,732	1,084,698
Boise Cascade Co.	14,890	890,869
CAI International, Inc.	8,107	369,031
DXP Enterprises, Inc. (a)	6,978	210,526
GATX Corp. (b)	12,503	1,159,528
GMS, Inc. (a)	17,347	724,237
H&E Equipment Services, Inc.	12,134	461,092
Herc Holdings, Inc. (a)	9,314	943,788
McGrath RentCorp	9,074	731,818
MRC Global, Inc. (a)	30,656	276,824
NOW, Inc. (a)	35,404	357,226
Rush Enterprises, Inc. - Class A	15,506	772,664
SiteOne Landscape Supply, Inc. (a) (b)	16,515	2,819,771
Systemax, Inc.	5,954	244,829
Textainer Group Holdings, Ltd. (a)	17,885	512,405
Titan Machinery, Inc. (a)	8,226	209,763
Transcat, Inc. (a)	2,858	140,271
Triton International, Ltd.	22,889	1,258,666
Veritiv Corp. (a)	5,493	233,672
WESCO International, Inc. (a) (b)	18,393	1,591,546

		16,292,214

Water Utilities—0.3%
American States Water Co. (b)	14,767	1,116,680
Artesian Resources Corp. - Class A	3,384	133,262
California Water Service Group	18,959	1,068,150
Middlesex Water Co.	5,991	473,409
SJW Group	9,760	614,782
York Water Co. (The) (b)	5,110	250,237

		3,656,520

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc. (a)	17,292	243,299
Gogo, Inc. (a) (b)	21,918	211,728
Shenandoah Telecommunications Co.	19,304	942,228

		1,397,255

Total Common Stocks (Cost $577,558,814)		1,038,231,340

Mutual Funds—1.0%

Investment Company Securities—1.0%
iShares Russell 2000 Index Fund (b) (Cost $10,069,251)	45,500	10,052,770

Rights—0.0%

Biotechnology—0.0%
Tobira Therapeutics, Inc., Expires 12/31/28 (a) (d) (e) (Cost $280)	4,660	37,094

Short-Term Investments—0.9%
Security Description	Principal Amount*	Value

U.S. Treasury—0.9%
U.S. Treasury Bills
0.001%, 04/13/21 (f)	900,000	900,000
0.022%, 04/06/21 (f)	8,950,000	8,949,990

Total Short-Term Investments (Cost $9,849,967)		9,849,990

Securities Lending Reinvestments (g)—17.8%

Certificates of Deposit—4.1%
Bank of Montreal (Chicago) 0.175%, 3M LIBOR - 0.010%, 06/09/21 (h)	3,000,000	3,000,066
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (h)	5,000,000	5,001,250
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	5,000,000	4,999,950
Mitsubishi UFJ Trust International Ltd. Zero Coupon, 05/05/21	3,997,924	3,999,440
National Westminster Bank plc Zero Coupon, 06/02/21	1,999,050	1,999,460
Norinchukin Bank 0.190%, 04/15/21	1,000,000	1,000,037
Rabobank International London 0.292%, 3M LIBOR + 0.080%, 07/30/21 (h)	2,000,000	2,000,760
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (h)	3,000,000	3,000,540
Societe Generale 0.230%, 04/05/21	5,000,000	5,000,095
Sumitomo Mitsui Banking Corp. 0.220%, 3M LIBOR + 0.030%, 09/10/21 (h)	3,000,000	3,000,144
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	4,992,470	4,999,150
Svenska Handelsbanken AB
0.202%, 3M LIBOR + 0.020%, 09/17/21 (h)	4,000,000	4,000,128
0.251%, 3M LIBOR + 0.070%, 11/19/21 (h)	1,000,000	1,000,306

		43,001,326

Commercial Paper—0.8%
Sheffield Receivable 0.220%, 04/06/21	2,998,350	2,999,904
UBS AG 0.200%, 09/15/21	4,994,889	4,994,410

		7,994,314

Repurchase Agreements—10.9%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $5,000,214; collateralized by various Common Stock with an aggregate market value of $5,555,657.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $5,001,701; collateralized by various Common Stock with an aggregate market value of $5,556,744.	5,000,000	5,000,000

BHFTII-212

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $8,020,545; collateralized by U.S. Treasury Obligations at 0.125%, maturing 04/15/25, and an aggregate market value of $8,180,954.	8,020,543	$8,020,543
BofA Securities, Inc. Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $4,001,361; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $4,192,554.	4,000,000	4,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $8,000,004; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $8,160,000.	8,000,000	8,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $7,002,859; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $7,482,232.	7,000,000	7,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $6,002,450; collateralized by various Common Stock with an aggregate market value of $6,600,000.	6,000,000	6,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $3,400,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $3,468,001.	3,400,000	3,400,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $900,004; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $918,003.	900,000	900,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $8,000,045; collateralized by various Common Stock with an aggregate market value of $8,889,037.	8,000,000	8,000,000
Natixis New York Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $5,579,145; collateralized by U.S. Treasury Obligations with rates ranging from 0.069% - 2.750%, maturity dates ranging from 08/31/21 - 01/15/31, and an aggregate market value of $5,690,729.	5,579,145	5,579,145

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $19,000,100; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $21,014,769.	19,000,000	19,000,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $3,500,019; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $3,871,142.	3,500,000	3,500,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $1,400,064; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,548,457.	1,400,000	1,400,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $2,800,136; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $3,107,169.	2,800,000	2,800,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $2,000,000; collateralized by U.S. Treasury Obligations at 1.500%, maturing 09/30/21, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $6,800,031; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $7,547,434.	6,800,000	6,800,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $18,900,100; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $20,977,429.	18,900,000	18,900,000

		115,299,688

Time Deposits—1.1%
ABN AMRO Bank NV 0.070%, 04/01/21	5,000,000	5,000,000
DZ Bank AG 0.020%, 04/01/21	5,000,000	5,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	2,000,000	2,000,000

		12,000,000

BHFTII-213

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares	Value

Mutual Funds—0.9%
Fidelity Government Portfolio, Institutional Class 0.010% (i)	5,943,386	$5,943,386
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (i)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (i)	3,000,000	3,000,000

		9,943,386

Total Securities Lending Reinvestments (Cost $188,235,149)		188,238,714

Total Investments—117.8% (Cost $785,713,461)		1,246,409,908
Other assets and liabilities (net)—(17.8)%		(188,556,602)

Net Assets—100.0%		$1,057,853,306

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $204,730,459 and the collateral received consisted of cash in the amount of $188,225,757 and non-cash collateral with a value of $18,533,614. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2021, the market value of securities pledged was $5,151,345.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent less than 0.05% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(i)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
Russell 2000 Index E-Mini Futures	06/18/21	100	USD	11,112,500	$(100,650)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-214

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$9,125,024	$—	$—	$9,125,024
Air Freight & Logistics	3,359,652	—	—	3,359,652
Airlines	4,282,756	—	—	4,282,756
Auto Components	15,038,858	—	—	15,038,858
Automobiles	1,301,980	—	—	1,301,980
Banks	89,050,887	—	—	89,050,887
Beverages	2,982,528	—	—	2,982,528
Biotechnology	101,396,652	—	—	101,396,652
Building Products	18,077,916	—	—	18,077,916
Capital Markets	16,250,086	—	—	16,250,086
Chemicals	18,200,522	—	—	18,200,522
Commercial Services & Supplies	19,754,810	—	—	19,754,810
Communications Equipment	6,424,861	—	—	6,424,861
Construction & Engineering	16,463,595	—	—	16,463,595
Construction Materials	2,004,643	—	—	2,004,643
Consumer Finance	7,203,829	—	—	7,203,829
Containers & Packaging	2,301,781	—	—	2,301,781
Distributors	781,749	—	—	781,749
Diversified Consumer Services	4,643,901	—	—	4,643,901
Diversified Financial Services	1,787,886	—	—	1,787,886
Diversified Telecommunication Services	7,192,035	—	—	7,192,035
Electric Utilities	6,212,657	—	—	6,212,657
Electrical Equipment	17,353,363	—	—	17,353,363
Electronic Equipment, Instruments & Components	21,813,868	—	—	21,813,868
Energy Equipment & Services	7,531,248	—	—	7,531,248
Entertainment	3,668,688	—	—	3,668,688
Equity Real Estate Investment Trusts	53,782,266	—	—	53,782,266
Food & Staples Retailing	8,726,314	—	—	8,726,314
Food Products	14,615,023	—	—	14,615,023
Gas Utilities	8,887,989	—	—	8,887,989
Health Care Equipment & Supplies	35,140,637	—	—	35,140,637
Health Care Providers & Services	28,724,164	—	—	28,724,164
Health Care Technology	13,082,515	—	—	13,082,515
Hotels, Restaurants & Leisure	40,860,566	—	—	40,860,566
Household Durables	22,947,893	—	—	22,947,893
Household Products	2,625,974	—	—	2,625,974
Independent Power and Renewable Electricity Producers	5,352,566	—	—	5,352,566
Industrial Conglomerates	485,833	—	—	485,833
Insurance	20,138,403	—	—	20,138,403
Interactive Media & Services	3,799,179	—	—	3,799,179

BHFTII-215

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet & Direct Marketing Retail	$8,438,501	$—	$—	$8,438,501
IT Services	15,810,707	—	—	15,810,707
Leisure Products	6,528,445	—	—	6,528,445
Life Sciences Tools & Services	9,372,319	—	—	9,372,319
Machinery	38,936,606	—	—	38,936,606
Marine	1,567,462	—	—	1,567,462
Media	7,889,206	—	—	7,889,206
Metals & Mining	19,295,355	—	0	19,295,355
Mortgage Real Estate Investment Trusts	12,293,834	—	—	12,293,834
Multi-Utilities	4,452,624	—	—	4,452,624
Multiline Retail	3,431,996	—	—	3,431,996
Oil, Gas & Consumable Fuels	18,705,264	—	—	18,705,264
Paper & Forest Products	4,730,444	—	—	4,730,444
Personal Products	3,632,013	—	—	3,632,013
Pharmaceuticals	14,254,404	—	—	14,254,404
Professional Services	15,721,203	—	—	15,721,203
Real Estate Management & Development	8,250,439	—	—	8,250,439
Road & Rail	6,398,159	—	—	6,398,159
Semiconductors & Semiconductor Equipment	31,173,520	—	—	31,173,520
Software	53,648,769	—	—	53,648,769
Specialty Retail	37,158,536	—	—	37,158,536
Technology Hardware, Storage & Peripherals	2,972,009	—	—	2,972,009
Textiles, Apparel & Luxury Goods	10,389,369	—	—	10,389,369
Thrifts & Mortgage Finance	16,967,397	—	—	16,967,397
Tobacco	1,491,673	—	—	1,491,673
Trading Companies & Distributors	16,292,214	—	—	16,292,214
Water Utilities	3,656,520	—	—	3,656,520
Wireless Telecommunication Services	1,397,255	—	—	1,397,255
Total Common Stocks	1,038,231,340	—	0	1,038,231,340
Total Mutual Funds*	10,052,770	—	—	10,052,770
Total Rights*	—	—	37,094	37,094
Total Short-Term Investments*	—	9,849,990	—	9,849,990
Securities Lending Reinvestments
Certificates of Deposit	—	43,001,326	—	43,001,326
Commercial Paper	—	7,994,314	—	7,994,314
Repurchase Agreements	—	115,299,688	—	115,299,688
Time Deposits	—	12,000,000	—	12,000,000
Mutual Funds	9,943,386	—	—	9,943,386
Total Securities Lending Reinvestments	9,943,386	178,295,328	—	188,238,714
Total Investments	$1,058,227,496	$188,145,318	$37,094	$1,246,409,908

Collateral for Securities Loaned (Liability)	$—	$(188,225,757)	$—	$(188,225,757)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(100,650)	$—	$—	$(100,650)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

BHFTII-216

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
Boeing Co. (The) (a)	128,958	$32,848,181
General Dynamics Corp.	54,504	9,895,746
Howmet Aerospace, Inc.	91,732	2,947,349
Huntington Ingalls Industries, Inc.	9,462	1,947,752
L3Harris Technologies, Inc. (b)	48,320	9,793,497
Lockheed Martin Corp.	57,940	21,408,830
Northrop Grumman Corp.	36,445	11,795,059
Raytheon Technologies Corp.	357,165	27,598,139
Teledyne Technologies, Inc. (a)	8,702	3,599,583
Textron, Inc. (b)	53,340	2,991,307
TransDigm Group, Inc. (a) (b)	12,855	7,557,712

		132,383,155

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc. (b)	31,454	3,001,655
Expeditors International of Washington, Inc.	39,812	4,287,354
FedEx Corp.	57,323	16,282,025
United Parcel Service, Inc. - Class B	169,126	28,749,729

		52,320,763

Airlines—0.3%
Alaska Air Group, Inc. (b)	29,200	2,020,932
American Airlines Group, Inc. (b)	150,361	3,593,628
Delta Air Lines, Inc. (a) (b)	150,001	7,242,048
Southwest Airlines Co. (b)	138,843	8,477,754
United Airlines Holdings, Inc. (a) (b)	74,860	4,307,444

		25,641,806

Auto Components—0.1%
Aptiv plc (a)	63,471	8,752,650
BorgWarner, Inc. (b)	56,183	2,604,643

		11,357,293

Automobiles—1.9%
Ford Motor Co. (a) (b)	918,570	11,252,483
General Motors Co.	298,054	17,126,183
Tesla, Inc. (a) (b)	180,498	120,560,029

		148,938,695

Banks—4.4%
Bank of America Corp.	1,785,785	69,092,022
Citigroup, Inc. (b)	490,641	35,694,133
Citizens Financial Group, Inc. (b)	99,924	4,411,645
Comerica, Inc. (b)	32,712	2,346,759
Fifth Third Bancorp	167,136	6,259,243
First Republic Bank	41,366	6,897,780
Huntington Bancshares, Inc.	239,112	3,758,841
JPMorgan Chase & Co. (b)	717,281	109,191,687
KeyCorp (b)	227,727	4,549,985
M&T Bank Corp.	30,236	4,584,080
People’s United Financial, Inc. (b)	100,023	1,790,412
PNC Financial Services Group, Inc. (The) (b)	99,669	17,482,939
Regions Financial Corp. (b)	225,814	4,665,317
SVB Financial Group (a)	12,688	6,263,558
Truist Financial Corp.	316,670	18,468,194

Banks—(Continued)
U.S. Bancorp (b)	321,311	17,771,711
Wells Fargo & Co.	971,755	37,966,468
Zions Bancorp N.A.	38,599	2,121,401

		353,316,175

Beverages—1.5%
Brown-Forman Corp. - Class B (b)	42,934	2,961,158
Coca-Cola Co. (The)	911,645	48,052,808
Constellation Brands, Inc. - Class A (b)	39,967	9,112,476
Molson Coors Beverage Co. - Class B (b)	44,246	2,263,183
Monster Beverage Corp. (a)	86,900	7,915,721
PepsiCo, Inc.	324,288	45,870,537

		116,175,883

Biotechnology—1.8%
AbbVie, Inc.	415,085	44,920,499
Alexion Pharmaceuticals, Inc. (a)	51,677	7,901,930
Amgen, Inc.	135,762	33,778,943
Biogen, Inc. (a)	35,808	10,017,288
Gilead Sciences, Inc.	295,372	19,089,892
Incyte Corp. (a)	43,924	3,569,704
Regeneron Pharmaceuticals, Inc. (a)	24,748	11,709,269
Vertex Pharmaceuticals, Inc. (a)	61,106	13,131,068

		144,118,593

Building Products—0.5%
A.O. Smith Corp. (b)	31,833	2,152,229
Allegion plc (b)	21,327	2,679,098
Carrier Global Corp. (b)	192,072	8,109,280
Fortune Brands Home & Security, Inc. (b)	32,594	3,123,157
Johnson Controls International plc	169,305	10,102,429
Masco Corp.	60,443	3,620,536
Trane Technologies plc	56,044	9,278,644

		39,065,373

Capital Markets—2.9%
Ameriprise Financial, Inc.	27,443	6,379,125
Bank of New York Mellon Corp. (The)	189,643	8,968,218
BlackRock, Inc.	33,367	25,157,383
Cboe Global Markets, Inc. (b)	25,200	2,486,988
Charles Schwab Corp. (The) (b)	351,771	22,928,433
CME Group, Inc.	84,387	17,234,357
Franklin Resources, Inc. (b)	64,151	1,898,870
Goldman Sachs Group, Inc. (The)	80,876	26,446,452
Intercontinental Exchange, Inc.	132,033	14,745,445
Invesco, Ltd.	88,485	2,231,592
MarketAxess Holdings, Inc.	8,932	4,447,421
Moody’s Corp.	37,822	11,294,027
Morgan Stanley	352,739	27,393,711
MSCI, Inc.	19,410	8,138,225
Nasdaq, Inc.	27,115	3,998,378
Northern Trust Corp.	48,965	5,146,711
Raymond James Financial, Inc.	28,809	3,530,831
S&P Global, Inc. (b)	56,579	19,965,032
State Street Corp.	82,690	6,946,787

BHFTII-217

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
T. Rowe Price Group, Inc.	53,580	$9,194,328

		228,532,314

Chemicals—1.9%
Air Products & Chemicals, Inc. (b)	52,013	14,633,337
Albemarle Corp. (b)	27,415	4,005,606
Celanese Corp.	26,837	4,020,451
CF Industries Holdings, Inc. (b)	50,302	2,282,705
Corteva, Inc.	174,897	8,153,698
Dow, Inc.	175,171	11,200,434
DuPont de Nemours, Inc.	126,550	9,779,784
Eastman Chemical Co. (b)	31,935	3,516,682
Ecolab, Inc.	58,456	12,513,676
FMC Corp.	30,405	3,363,097
International Flavors & Fragrances, Inc.	58,465	8,162,299
Linde plc	122,897	34,428,366
LyondellBasell Industries NV - Class A	60,476	6,292,528
Mosaic Co. (The) (b)	81,089	2,563,223
PPG Industries, Inc. (b)	55,696	8,368,881
Sherwin-Williams Co. (The)	18,956	13,989,717

		147,274,484

Commercial Services & Supplies—0.4%
Cintas Corp.	20,738	7,078,087
Copart, Inc. (a)	48,882	5,309,074
Republic Services, Inc. (b)	49,473	4,915,143
Rollins, Inc. (b)	52,055	1,791,733
Waste Management, Inc.	91,508	11,806,362

		30,900,399

Communications Equipment—0.9%
Arista Networks, Inc. (a) (b)	12,919	3,900,117
Cisco Systems, Inc.	992,365	51,315,194
F5 Networks, Inc. (a)	14,491	3,023,112
Juniper Networks, Inc. (b)	77,139	1,953,931
Motorola Solutions, Inc. (b)	39,731	7,471,415

		67,663,769

Construction & Engineering—0.0%
Quanta Services, Inc.	32,523	2,861,374

Construction Materials—0.1%
Martin Marietta Materials, Inc.	14,641	4,916,741
Vulcan Materials Co.	31,156	5,257,575

		10,174,316

Consumer Finance—0.6%
American Express Co.	153,381	21,694,209
Capital One Financial Corp.	107,947	13,734,097
Discover Financial Services (b)	72,090	6,847,829
Synchrony Financial	127,664	5,190,818

		47,466,953

Containers & Packaging—0.3%
AMCOR plc (b)	367,155	4,288,370
Avery Dennison Corp. (b)	19,514	3,583,746
Ball Corp. (b)	77,081	6,531,844
International Paper Co. (b)	92,400	4,996,068
Packaging Corp. of America (b)	22,290	2,997,559
Sealed Air Corp. (b)	36,414	1,668,490
WestRock Co.	61,941	3,224,029

		27,290,106

Distributors—0.1%
Genuine Parts Co. (b)	33,943	3,923,471
LKQ Corp. (a)	65,592	2,776,509
Pool Corp. (b)	9,456	3,264,590

		9,964,570

Diversified Financial Services—1.4%
Berkshire Hathaway, Inc. - Class B (a)	448,185	114,497,822

Diversified Telecommunication Services—1.4%
AT&T, Inc.	1,676,379	50,743,992
Lumen Technologies, Inc. (b)	232,041	3,097,747
Verizon Communications, Inc.	972,705	56,562,796

		110,404,535

Electric Utilities—1.7%
Alliant Energy Corp. (b)	58,736	3,181,142
American Electric Power Co., Inc.	116,730	9,887,031
Duke Energy Corp. (b)	180,680	17,441,040
Edison International (b)	89,153	5,224,366
Entergy Corp.	47,124	4,687,424
Evergy, Inc.	53,345	3,175,628
Eversource Energy (b)	80,625	6,981,319
Exelon Corp.	229,496	10,038,155
FirstEnergy Corp.	127,687	4,429,462
NextEra Energy, Inc.	460,684	34,832,317
NRG Energy, Inc.	57,515	2,170,041
Pinnacle West Capital Corp.	26,489	2,154,880
PPL Corp. (b)	180,756	5,213,003
Southern Co. (The)	248,364	15,438,306
Xcel Energy, Inc. (b)	126,378	8,405,401

		133,259,515

Electrical Equipment—0.6%
AMETEK, Inc.	54,195	6,922,328
Eaton Corp. plc	93,576	12,939,689
Emerson Electric Co. (b)	141,041	12,724,719
Generac Holdings, Inc. (a)	14,776	4,838,401
Rockwell Automation, Inc. (b)	27,303	7,247,308

		44,672,445

Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp. - Class A	140,835	9,290,885
CDW Corp. (b)	33,141	5,493,121
Corning, Inc.	180,611	7,858,385
FLIR Systems, Inc.	30,848	1,741,986

BHFTII-218

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
IPG Photonics Corp. (a)	8,431	$1,778,435
Keysight Technologies, Inc. (a) (b)	43,740	6,272,316
TE Connectivity, Ltd.	77,778	10,041,918
Trimble, Inc. (a)	58,993	4,589,065
Zebra Technologies Corp. - Class A (a)	12,568	6,097,742

		53,163,853

Energy Equipment & Services—0.2%
Baker Hughes Co. (b)	171,348	3,702,830
Halliburton Co. (b)	208,880	4,482,565
NOV, Inc.	91,252	1,251,978
Schlumberger NV	328,674	8,936,646

		18,374,019

Entertainment—2.1%
Activision Blizzard, Inc.	182,112	16,936,416
Electronic Arts, Inc.	67,608	9,152,095
Live Nation Entertainment, Inc. (a) (b)	33,733	2,855,499
Netflix, Inc. (a)	104,106	54,307,936
Take-Two Interactive Software, Inc. (a)	27,073	4,783,799
Walt Disney Co. (The) (b)	426,693	78,733,392

		166,769,137

Equity Real Estate Investment Trusts—2.4%
Alexandria Real Estate Equities, Inc.	29,881	4,909,448
American Tower Corp.	104,456	24,971,251
AvalonBay Communities, Inc.	32,797	6,051,375
Boston Properties, Inc.	33,327	3,374,692
Crown Castle International Corp. (b)	101,383	17,451,056
Digital Realty Trust, Inc. (b)	66,079	9,306,566
Duke Realty Corp.	87,856	3,683,802
Equinix, Inc. (b)	20,988	14,263,235
Equity Residential (b)	80,589	5,772,590
Essex Property Trust, Inc.	15,278	4,153,172
Extra Space Storage, Inc.	31,035	4,113,689
Federal Realty Investment Trust (b)	16,416	1,665,403
Healthpeak Properties, Inc. (b)	126,622	4,018,982
Host Hotels & Resorts, Inc. (b)	165,801	2,793,747
Iron Mountain, Inc. (b)	67,795	2,509,093
Kimco Realty Corp. (b)	101,648	1,905,900
Mid-America Apartment Communities, Inc. (b)	26,888	3,881,552
Prologis, Inc.	173,825	18,425,450
Public Storage (b)	35,745	8,820,436
Realty Income Corp. (b)	87,768	5,573,268
Regency Centers Corp. (b)	37,125	2,105,359
SBA Communications Corp.	25,698	7,132,480
Simon Property Group, Inc. (b)	77,216	8,784,864
UDR, Inc. (b)	69,770	3,060,112
Ventas, Inc.	88,066	4,697,441
Vornado Realty Trust (b)	36,883	1,674,119
Welltower, Inc. (b)	98,109	7,027,548
Weyerhaeuser Co. (b)	175,769	6,257,376

		188,384,006

Food & Staples Retailing—1.3%
Costco Wholesale Corp.	104,050	36,675,544
Kroger Co. (The) (b)	178,960	6,440,770
Sysco Corp.	119,976	9,446,910
Walgreens Boots Alliance, Inc. (b)	168,573	9,254,658
Walmart, Inc. (b)	325,873	44,263,330

		106,081,212

Food Products—1.0%
Archer-Daniels-Midland Co. (b)	131,259	7,481,763
Campbell Soup Co. (b)	47,710	2,398,382
Conagra Brands, Inc. (b)	114,844	4,318,134
General Mills, Inc. (b)	143,723	8,813,094
Hershey Co. (The)	34,448	5,448,296
Hormel Foods Corp. (b)	66,022	3,154,531
J.M. Smucker Co. (The) (b)	25,759	3,259,286
Kellogg Co. (b)	59,827	3,787,049
Kraft Heinz Co. (The) (b)	152,384	6,095,360
Lamb Weston Holdings, Inc.	34,401	2,665,390
McCormick & Co., Inc. (b)	58,516	5,217,287
Mondelez International, Inc. - Class A	331,929	19,427,804
Tyson Foods, Inc. - Class A	69,276	5,147,207

		77,213,583

Gas Utilities—0.0%
Atmos Energy Corp. (b)	30,125	2,977,856

Health Care Equipment & Supplies—3.6%
Abbott Laboratories	416,412	49,902,814
ABIOMED, Inc. (a)	10,632	3,388,737
Align Technology, Inc. (a)	16,927	9,166,478
Baxter International, Inc. (b)	118,728	10,013,520
Becton Dickinson & Co. (b)	68,299	16,606,902
Boston Scientific Corp. (a) (b)	333,116	12,874,933
Cooper Cos., Inc. (The)	11,554	4,437,776
Danaher Corp.	148,994	33,535,569
Dentsply Sirona, Inc. (b)	51,489	3,285,513
DexCom, Inc. (a) (b)	22,607	8,124,730
Edwards Lifesciences Corp. (a)	146,798	12,278,185
Hologic, Inc. (a)	60,565	4,504,825
IDEXX Laboratories, Inc. (a) (b)	20,080	9,825,345
Intuitive Surgical, Inc. (a)	27,671	20,447,209
Medtronic plc	316,875	37,432,444
ResMed, Inc.	34,203	6,636,066
STERIS plc (b)	20,063	3,821,600
Stryker Corp. (b)	76,933	18,739,340
Teleflex, Inc.	10,975	4,559,673
Varian Medical Systems, Inc. (a)	21,587	3,810,753
West Pharmaceutical Services, Inc.	17,419	4,908,326
Zimmer Biomet Holdings, Inc.	48,858	7,821,189

		286,121,927

Health Care Providers & Services—2.7%
AmerisourceBergen Corp.	34,644	4,090,417
Anthem, Inc.	57,567	20,663,675
Cardinal Health, Inc.	69,029	4,193,512

BHFTII-219

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Centene Corp. (a)	136,708	$8,737,008
Cigna Corp. (b)	82,704	19,992,865
CVS Health Corp. (b)	308,244	23,189,196
DaVita, Inc. (a) (b)	16,972	1,829,072
HCA Healthcare, Inc. (b)	62,322	11,737,726
Henry Schein, Inc. (a) (b)	33,487	2,318,640
Humana, Inc.	30,290	12,699,083
Laboratory Corp. of America Holdings (a)	22,942	5,850,898
McKesson Corp.	37,374	7,289,425
Quest Diagnostics, Inc. (b)	31,369	4,025,898
UnitedHealth Group, Inc.	222,205	82,675,814
Universal Health Services, Inc. - Class B (b)	18,296	2,440,503

		211,733,732

Health Care Technology—0.1%
Cerner Corp. (b)	71,996	5,175,072

Hotels, Restaurants & Leisure—2.1%
Booking Holdings, Inc. (a)	9,629	22,434,029
Caesars Entertainment, Inc. (a)	48,957	4,281,290
Carnival Corp. (a)	187,531	4,977,073
Chipotle Mexican Grill, Inc. (a) (b)	6,616	9,400,145
Darden Restaurants, Inc.	30,634	4,350,028
Domino’s Pizza, Inc. (b)	9,121	3,354,613
Expedia Group, Inc.	32,518	5,596,998
Hilton Worldwide Holdings, Inc. (a)	65,254	7,890,514
Las Vegas Sands Corp.	77,205	4,690,976
Marriott International, Inc. - Class A (a)	62,530	9,261,318
McDonald’s Corp.	175,253	39,281,207
MGM Resorts International	96,544	3,667,707
Norwegian Cruise Line Holdings, Ltd. (a) (b)	85,376	2,355,524
Penn National Gaming, Inc. (a) (b)	34,944	3,663,529
Royal Caribbean Cruises, Ltd. (b)	51,459	4,405,405
Starbucks Corp.	276,734	30,238,724
Wynn Resorts, Ltd. (b)	24,730	3,100,400
Yum! Brands, Inc.	70,530	7,629,935

		170,579,415

Household Durables—0.4%
DR Horton, Inc.	77,796	6,933,180
Garmin, Ltd.	35,123	4,630,968
Leggett & Platt, Inc. (b)	31,259	1,426,973
Lennar Corp. - Class A	64,522	6,531,562
Mohawk Industries, Inc. (a)	13,866	2,666,570
Newell Brands, Inc. (b)	88,827	2,378,787
NVR, Inc. (a)	814	3,834,697
PulteGroup, Inc.	62,500	3,277,500
Whirlpool Corp. (b)	14,755	3,251,264

		34,931,501

Household Products—1.5%
Church & Dwight Co., Inc.	57,609	5,032,146
Clorox Co. (The) (b)	29,568	5,703,076
Colgate-Palmolive Co.	199,461	15,723,511
Kimberly-Clark Corp.	79,451	11,047,661

Household Products—(Continued)
Procter & Gamble Co. (The)	578,825	78,390,270

		115,896,664

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)	157,045	4,210,376

Industrial Conglomerates—1.2%
3M Co. (b)	136,122	26,227,987
General Electric Co.	2,060,976	27,060,615
Honeywell International, Inc.	163,483	35,487,255
Roper Technologies, Inc. (b)	24,667	9,949,187

		98,725,044

Insurance—1.9%
Aflac, Inc.	150,527	7,703,972
Allstate Corp. (The) (b)	71,192	8,179,961
American International Group, Inc.	203,276	9,393,384
Aon plc - Class A	53,119	12,223,213
Arthur J. Gallagher & Co.	45,540	5,682,026
Assurant, Inc. (b)	13,610	1,929,490
Chubb, Ltd.	105,829	16,717,807
Cincinnati Financial Corp.	35,239	3,632,789
Everest Re Group, Ltd.	9,400	2,329,414
Globe Life, Inc. (b)	22,335	2,158,231
Hartford Financial Services Group, Inc. (The)	84,036	5,612,764
Lincoln National Corp. (b)	42,414	2,641,120
Loews Corp. (b)	53,355	2,736,044
Marsh & McLennan Cos., Inc. (b)	119,453	14,549,375
MetLife, Inc. (c)	176,702	10,741,715
Principal Financial Group, Inc. (b)	59,594	3,573,256
Progressive Corp. (The) (b)	137,684	13,163,967
Prudential Financial, Inc. (b)	93,318	8,501,270
Travelers Cos., Inc. (The)	59,285	8,916,464
Unum Group	47,888	1,332,723
W.R. Berkley Corp.	32,935	2,481,652
Willis Towers Watson plc	30,316	6,938,726

		151,139,363

Interactive Media & Services—5.8%
Alphabet, Inc. - Class A (a)	70,691	145,801,601
Alphabet, Inc. - Class C (a) (d)	67,756	140,162,094
Facebook, Inc. - Class A (a)	565,420	166,533,153
Twitter, Inc. (a)	187,612	11,937,752

		464,434,600

Internet & Direct Marketing Retail—4.1%
Amazon.com, Inc. (a)	100,612	311,301,577
eBay, Inc.	151,947	9,305,234
Etsy, Inc. (a)	29,629	5,975,281

		326,582,092

IT Services—5.1%
Accenture plc - Class A	149,085	41,184,731
Akamai Technologies, Inc. (a) (b)	38,366	3,909,495
Automatic Data Processing, Inc. (b)	100,591	18,958,386

BHFTII-220

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Broadridge Financial Solutions, Inc. (b)	27,219	$4,167,229
Cognizant Technology Solutions Corp. - Class A	124,725	9,743,517
DXC Technology Co.	59,844	1,870,724
Fidelity National Information Services, Inc.	146,001	20,529,201
Fiserv, Inc. (a)	135,331	16,109,802
FleetCor Technologies, Inc. (a)	19,608	5,267,297
Gartner, Inc. (a)	20,855	3,807,080
Global Payments, Inc.	69,399	13,989,450
International Business Machines Corp. (b)	210,046	27,990,730
Jack Henry & Associates, Inc. (b)	17,882	2,713,057
MasterCard, Inc. - Class A	206,095	73,380,125
Paychex, Inc. (b)	75,444	7,395,021
PayPal Holdings, Inc. (a)	275,294	66,852,395
VeriSign, Inc. (a)	23,394	4,649,792
Visa, Inc. - A Shares (b)	398,685	84,413,575
Western Union Co. (The) (b)	96,590	2,381,909

		409,313,516

Leisure Products—0.0%
Hasbro, Inc. (b)	30,025	2,886,003

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc.	71,621	9,105,894
Bio-Rad Laboratories, Inc. - Class A (a) (b)	5,066	2,893,547
Illumina, Inc. (a)	34,295	13,171,338
IQVIA Holdings, Inc. (a)	44,962	8,683,961
Mettler-Toledo International, Inc. (a)	5,503	6,359,762
PerkinElmer, Inc. (b)	26,341	3,379,287
Thermo Fisher Scientific, Inc. (b)	92,564	42,244,358
Waters Corp. (a) (b)	14,617	4,153,713

		89,991,860

Machinery—1.8%
Caterpillar, Inc.	128,178	29,720,633
Cummins, Inc. (b)	34,790	9,014,437
Deere & Co.	73,677	27,565,513
Dover Corp.	33,765	4,630,194
Fortive Corp.	79,466	5,613,478
IDEX Corp. (b)	17,838	3,733,850
Illinois Tool Works, Inc. (b)	67,735	15,004,657
Ingersoll Rand, Inc. (a) (b)	87,606	4,311,091
Otis Worldwide Corp.	95,821	6,558,948
PACCAR, Inc.	81,550	7,577,626
Parker-Hannifin Corp.	30,342	9,570,777
Pentair plc	39,034	2,432,599
Snap-on, Inc. (b)	12,741	2,939,858
Stanley Black & Decker, Inc.	37,819	7,551,320
Westinghouse Air Brake Technologies Corp.	41,737	3,303,901
Xylem, Inc. (b)	42,394	4,459,001

		143,987,883

Media—1.3%
Charter Communications, Inc. - Class A (a) (b)	33,243	20,511,596
Comcast Corp. - Class A	1,074,500	58,141,195
Discovery, Inc. - Class A (a) (b)	38,194	1,659,911

Media—(Continued)
Discovery, Inc. - Class C (a)	68,091	2,511,877
DISH Network Corp. - Class A (a)	58,165	2,105,573
Fox Corp. - Class A	78,591	2,837,921
Fox Corp. - Class B	36,132	1,262,091
Interpublic Group of Cos., Inc. (The) (b)	91,832	2,681,494
News Corp. - Class A	91,929	2,337,754
News Corp. - Class B (b)	28,624	671,519
Omnicom Group, Inc.	50,540	3,747,541
ViacomCBS, Inc. - Class B	138,105	6,228,536

		104,697,008

Metals & Mining—0.4%
Freeport-McMoRan, Inc.	342,827	11,289,293
Newmont Corp.	188,120	11,337,992
Nucor Corp. (b)	70,058	5,623,556

		28,250,841

Multi-Utilities—0.8%
Ameren Corp. (b)	59,553	4,845,232
CenterPoint Energy, Inc. (b)	129,653	2,936,640
CMS Energy Corp. (b)	67,918	4,157,940
Consolidated Edison, Inc. (b)	80,488	6,020,502
Dominion Energy, Inc. (b)	189,374	14,384,849
DTE Energy Co. (b)	45,548	6,064,261
NiSource, Inc. (b)	92,109	2,220,748
Public Service Enterprise Group, Inc.	118,726	7,148,493
Sempra Energy (b)	71,126	9,429,885
WEC Energy Group, Inc.	74,145	6,939,231

		64,147,781

Multiline Retail—0.5%
Dollar General Corp.	57,589	11,668,683
Dollar Tree, Inc. (a) (b)	55,283	6,327,692
Target Corp.	117,735	23,319,772

		41,316,147

Oil, Gas & Consumable Fuels—2.6%
APA Corp. (b)	88,819	1,589,860
Cabot Oil & Gas Corp. (b)	93,886	1,763,179
Chevron Corp.	452,810	47,449,960
ConocoPhillips (b)	318,441	16,867,820
Devon Energy Corp.	139,228	3,042,132
Diamondback Energy, Inc.	42,499	3,123,251
EOG Resources, Inc.	137,171	9,949,013
Exxon Mobil Corp. (b)	995,114	55,557,215
Hess Corp.	64,222	4,544,349
HollyFrontier Corp. (b)	35,122	1,256,665
Kinder Morgan, Inc.	457,626	7,619,473
Marathon Oil Corp.	185,553	1,981,706
Marathon Petroleum Corp.	153,087	8,188,624
Occidental Petroleum Corp.	197,072	5,246,057
ONEOK, Inc.	104,597	5,298,884
Phillips 66	102,673	8,371,956
Pioneer Natural Resources Co. (b)	48,363	7,681,012
Valero Energy Corp.	96,036	6,876,177

BHFTII-221

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Williams Cos., Inc. (The) (b)	285,311	$6,759,017

		203,166,350

Personal Products—0.2%
Estee Lauder Cos., Inc. (The) - Class A	54,001	15,706,191

Pharmaceuticals—3.7%
Bristol-Myers Squibb Co.	526,642	33,246,910
Catalent, Inc. (a) (b)	40,013	4,213,769
Eli Lilly and Co.	186,987	34,932,911
Johnson & Johnson	617,893	101,550,715
Merck & Co., Inc.	594,771	45,850,896
Perrigo Co. plc	31,285	1,266,104
Pfizer, Inc.	1,311,067	47,499,957
Viatris, Inc. (a) (b)	283,734	3,963,764
Zoetis, Inc. (b)	111,691	17,589,099

		290,114,125

Professional Services—0.4%
Equifax, Inc. (b)	28,630	5,185,752
IHS Markit, Ltd.	87,628	8,480,638
Jacobs Engineering Group, Inc.	30,577	3,952,689
Leidos Holdings, Inc. (b)	31,352	3,018,570
Nielsen Holdings plc	84,101	2,115,140
Robert Half International, Inc. (b)	26,590	2,075,881
Verisk Analytics, Inc.	38,265	6,761,043

		31,589,713

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (a) (b)	78,884	6,240,513

Road & Rail—1.0%
CSX Corp.	179,233	17,281,646
J.B. Hunt Transport Services, Inc.	19,629	3,299,046
Kansas City Southern	21,355	5,636,012
Norfolk Southern Corp.	59,214	15,900,143
Old Dominion Freight Line, Inc.	22,539	5,418,601
Union Pacific Corp.	157,449	34,703,334

		82,238,782

Semiconductors & Semiconductor Equipment—5.5%
Advanced Micro Devices, Inc. (a) (b)	284,844	22,360,254
Analog Devices, Inc. (b)	86,711	13,447,142
Applied Materials, Inc.	215,703	28,817,921
Broadcom, Inc.	95,957	44,491,423
Enphase Energy, Inc. (a) (b)	30,327	4,917,826
Intel Corp.	955,041	61,122,624
KLA Corp.	36,217	11,966,097
Lam Research Corp.	33,592	19,995,302
Maxim Integrated Products, Inc.	63,005	5,756,767
Microchip Technology, Inc.	63,292	9,824,184
Micron Technology, Inc. (a)	262,953	23,195,084
Monolithic Power Systems, Inc. (b)	10,080	3,560,357
NVIDIA Corp. (b)	145,736	77,812,823
NXP Semiconductors NV	65,113	13,109,851

Semiconductors & Semiconductor Equipment—(Continued)
Qorvo, Inc. (a)	26,623	4,864,022
QUALCOMM, Inc.	267,026	35,404,977
Skyworks Solutions, Inc.	38,761	7,111,868
Teradyne, Inc. (b)	39,183	4,767,788
Texas Instruments, Inc.	216,310	40,880,427
Xilinx, Inc.	57,769	7,157,579

		440,564,316

Software—8.3%
Adobe, Inc. (a)	112,670	53,559,938
ANSYS, Inc. (a) (b)	20,392	6,924,308
Autodesk, Inc. (a) (b)	51,687	14,325,052
Cadence Design Systems, Inc. (a)	65,575	8,983,119
Citrix Systems, Inc. (b)	28,903	4,056,825
Fortinet, Inc. (a)	31,838	5,871,564
Intuit, Inc.	64,369	24,657,189
Microsoft Corp.	1,772,860	417,987,202
NortonLifeLock, Inc. (b)	136,780	2,907,943
Oracle Corp.	435,972	30,592,155
Paycom Software, Inc. (a)	11,537	4,269,382
Salesforce.com, Inc. (a)	215,721	45,704,808
ServiceNow, Inc. (a) (b)	46,095	23,052,571
Synopsys, Inc. (a)	35,816	8,874,489
Tyler Technologies, Inc. (a)	9,538	4,049,167

		655,815,712

Specialty Retail—2.3%
Advance Auto Parts, Inc.	15,402	2,826,113
AutoZone, Inc. (a)	5,215	7,323,424
Best Buy Co., Inc.	54,171	6,219,372
CarMax, Inc. (a)	38,206	5,068,408
Gap, Inc. (The) (b)	48,355	1,440,012
Home Depot, Inc. (The) (b)	253,064	77,247,786
L Brands, Inc. (a)	54,912	3,396,857
Lowe’s Cos., Inc. (b)	171,827	32,678,059
O’Reilly Automotive, Inc. (a)	16,503	8,371,147
Ross Stores, Inc.	83,682	10,034,309
TJX Cos., Inc. (The)	282,218	18,668,721
Tractor Supply Co. (b)	27,338	4,841,013
Ulta Beauty, Inc. (a) (b)	13,243	4,094,338

		182,209,559

Technology Hardware, Storage & Peripherals—6.0%
Apple, Inc.	3,709,409	453,104,309
Hewlett Packard Enterprise Co. (b)	305,845	4,814,000
HP, Inc.	294,418	9,347,772
NetApp, Inc.	52,324	3,802,385
Seagate Technology plc	47,215	3,623,751
Western Digital Corp.	71,950	4,802,663

		479,494,880

Textiles, Apparel & Luxury Goods—0.7%
Hanesbrands, Inc. (b)	81,989	1,612,724
NIKE, Inc. - Class B	298,871	39,716,967
PVH Corp.	16,712	1,766,458

BHFTII-222

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Ralph Lauren Corp.	11,338	$1,396,388
Tapestry, Inc. (a)	65,308	2,691,343
Under Armour, Inc. - Class A (a) (b)	44,336	982,485
Under Armour, Inc. - Class C (a)	45,804	845,542
VF Corp.	75,501	6,034,039

		55,045,946

Tobacco—0.7%
Altria Group, Inc. (b)	436,900	22,351,804
Philip Morris International, Inc. (b)	366,059	32,484,076

		54,835,880

Trading Companies & Distributors—0.2%
Fastenal Co. (b)	135,003	6,787,951
United Rentals, Inc. (a)	16,971	5,588,720
WW Grainger, Inc. (b)	10,342	4,146,418

		16,523,089

Water Utilities—0.1%
American Water Works Co., Inc. (b)	42,648	6,393,788

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. (a)	137,301	17,202,442

Total Common Stocks (Cost $2,952,227,115)		7,902,506,115

Mutual Funds—0.2%

Investment Company Securities—0.2%
SPDR S&P 500 ETF Trust (b) (Cost $18,837,158)	48,000	19,023,840

Short-Term Investments—0.3%

U.S. Treasury—0.3%
U.S. Treasury Bills
0.001%, 04/13/21 (e)	4,700,000	4,699,999
0.011%, 04/06/21 (e)	18,875,000	18,874,980

Total Short-Term Investments (Cost $23,574,967)		23,574,979

Securities Lending Reinvestments (f)—8.1%

Certificates of Deposit—1.6%
China Construction Bank Corp. 0.100%, 04/01/21	15,000,000	14,999,970
Cooperatieve Rabobank UA 0.264%, 3M LIBOR + 0.040%, 01/11/22 (g)	5,000,000	5,000,950
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (g)	1,000,000	1,000,250

Certificates of Deposit—(Continued)
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	10,000,000	9,999,900
Mitsubishi UFJ Trust International Ltd.
Zero Coupon, 05/05/21	4,997,406	4,999,300
Zero Coupon, 05/10/21	2,998,204	2,999,520
Mizuho Bank, Ltd. 0.200%, 09/14/21	10,000,000	9,999,540
MUFG Bank, Ltd. Zero Coupon, 04/22/21	9,995,003	9,999,000
National Westminster Bank plc Zero Coupon, 06/02/21	7,996,202	7,997,840
Nordea Bank New York 0.282%, 3M LIBOR + 0.100%, 05/21/21 (g)	3,000,000	3,000,630
Norinchukin Bank
0.190%, 04/15/21	5,000,000	5,000,185
0.210%, 04/07/21	3,000,000	3,000,069
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (g)	5,000,000	5,000,900
Skandinaviska Enskilda Banken AB 0.250%, 05/17/21	7,000,000	7,001,001
Societe Generale 0.230%, 04/05/21	5,000,000	5,000,095
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 09/20/21	9,987,358	9,989,900
Svenska Handelsbanken AB
0.202%, 3M LIBOR + 0.020%, 09/17/21 (g)	4,000,000	4,000,128
0.251%, 3M LIBOR + 0.070%, 11/19/21 (g)	2,000,000	2,000,612
Toronto-Dominion Bank
0.304%, 3M LIBOR + 0.070%, 10/08/21 (g)	6,000,000	5,999,471
0.368%, 3M LIBOR + 0.130%, 07/02/21 (g)	10,000,000	10,003,640

		126,992,901

Commercial Paper—0.3%
Sheffield Receivable
0.220%, 04/06/21	9,994,500	9,999,680
UBS AG 0.200%, 09/15/21	9,989,778	9,988,820

		19,988,500

Master Demand Notes—0.1%
Natixis Financial Products LLC
0.300%, OBFR + 0.230%, 04/01/21 (g)	9,000,000	9,000,000
0.320%, OBFR + 0.250%, 04/01/21 (g)	1,000,000	1,000,000

		10,000,000

Repurchase Agreements—4.9%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $20,000,856; collateralized by various Common Stock with an aggregate market value of $22,222,630.	20,000,000	20,000,000

BHFTII-223

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $8,002,722; collateralized by various Common Stock with an aggregate market value of $8,890,790.	8,000,000	$8,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $40,613,267; collateralized by U.S. Treasury Obligations at 0.125%, maturing 04/15/25, and an aggregate market value of $41,425,522.	40,613,256	40,613,256
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $10,000,006; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $20,008,167; collateralized by various Common Stock with an aggregate market value of $22,000,003.	20,000,000	20,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $20,008,167; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $21,377,806.	20,000,000	20,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $8,100,014; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $8,262,003.	8,100,000	8,100,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $2,200,010; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $2,244,007.	2,200,000	2,200,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $60,000,333; collateralized by various Common Stock with an aggregate market value of $66,667,778.	60,000,000	60,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $37,526,095; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $41,505,160.	37,525,897	37,525,897
Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $25,900,143; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $28,646,448.	25,900,000	25,900,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $900,041; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $995,436.	900,000	900,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $9,800,476; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $10,875,091.	9,800,000	9,800,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $43,950,185; collateralized by U.S. Treasury Obligations at 1.500%, maturing 09/30/21, and an aggregate market value of $44,829,189.	43,950,185	43,950,185
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $5,000,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $5,549,584.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $76,500,405; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $84,908,641.	76,500,000	76,500,000

		388,489,338

Time Deposits—1.0%
ABN AMRO Bank NV 0.070%, 04/01/21	20,000,000	20,000,000
DZ Bank AG 0.020%, 04/01/21	5,000,000	5,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	10,000,000	10,000,000
Rabobank Netherlands 0.060%, 04/01/21	10,000,000	10,000,000
Royal Bank of Canada London 0.070%, 04/01/21	20,000,000	20,000,000
Svenska NY 0.020%, 04/01/21	10,000,000	10,000,000

		75,000,000

BHFTII-224

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares	Value

Mutual Funds—0.2%
AB Government Money Market Portfolio, Institutional Class 0.010% (h)	9,342,674	$9,342,674
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (h)	1,000,000	1,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.040% (h)	1,400,000	1,400,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (h)	5,000,000	5,000,000

		16,742,674

Total Securities Lending Reinvestments (Cost $637,205,249)		637,213,413

Total Investments—108.0% (Cost $3,631,844,489)		8,582,318,347
Other assets and liabilities (net)—(8.0)%		(633,212,825)

Net Assets—100.0%		$7,949,105,522

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $636,282,792 and the collateral received consisted of cash in the amount of $637,190,462 and non-cash collateral with a value of $9,266,930. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2021, the market value of securities pledged was $41,486,375.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
S&P 500 Index E-Mini Futures	06/18/21	136	USD	26,978,320	$705,976

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTII-225

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$7,902,506,115	$—	$—	$7,902,506,115
Total Mutual Funds*	19,023,840	—	—	19,023,840
Total Short-Term Investments*	—	23,574,979	—	23,574,979
Securities Lending Reinvestments
Certificates of Deposit	—	126,992,901	—	126,992,901
Commercial Paper	—	19,988,500	—	19,988,500
Master Demand Notes	—	10,000,000	—	10,000,000
Repurchase Agreements	—	388,489,338	—	388,489,338
Time Deposits	—	75,000,000	—	75,000,000
Mutual Funds	16,742,674	—	—	16,742,674
Total Securities Lending Reinvestments	16,742,674	620,470,739	—	637,213,413
Total Investments	$7,938,272,629	$644,045,718	$—	$8,582,318,347

Collateral for Securities Loaned (Liability)	$—	$(637,190,462)	$—	$(637,190,462)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$705,976	$—	$—	$705,976

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-226

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—59.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
L3Harris Technologies, Inc.	23,734	$4,810,407
Lockheed Martin Corp.	6,975	2,577,262
Northrop Grumman Corp.	9,589	3,103,384

		10,491,053

Air Freight & Logistics—0.2%
United Parcel Service, Inc. - Class B	9,920	1,686,301

Auto Components—0.8%
Aptiv plc (a)	8,979	1,238,204
Lear Corp.	26,230	4,754,188

		5,992,392

Banks—5.7%
Bank of America Corp.	249,719	9,661,628
JPMorgan Chase & Co.	89,387	13,607,383
PNC Financial Services Group, Inc. (The)	23,779	4,171,075
Truist Financial Corp.	182,073	10,618,497
U.S. Bancorp	105,827	5,853,291

		43,911,874

Beverages—0.9%
Constellation Brands, Inc. - Class A	6,909	1,575,252
Diageo plc	71,965	2,959,625
PepsiCo, Inc.	15,530	2,196,718

		6,731,595

Biotechnology—0.2%
Vertex Pharmaceuticals, Inc. (a)	8,314	1,786,595

Building Products—2.4%
Johnson Controls International plc	145,359	8,673,572
Masco Corp.	116,279	6,965,112
Trane Technologies plc	17,040	2,821,142

		18,459,826

Capital Markets—6.0%
BlackRock, Inc.	3,237	2,440,569
Blackstone Group, Inc. (The) - Class A	32,382	2,413,431
Cboe Global Markets, Inc.	24,141	2,382,475
Charles Schwab Corp. (The)	178,249	11,618,270
Goldman Sachs Group, Inc. (The)	49,647	16,234,569
Invesco, Ltd.	95,802	2,416,126
Morgan Stanley	17,681	1,373,106
Nasdaq, Inc.	16,933	2,496,940
Northern Trust Corp.	24,227	2,546,500
T. Rowe Price Group, Inc.	12,601	2,162,332

		46,084,318

Chemicals—1.5%
Axalta Coating Systems, Ltd. (a)	100,654	2,977,345
DuPont de Nemours, Inc.	36,451	2,816,933
PPG Industries, Inc.	35,238	5,294,862

		11,089,140

Construction Materials—0.2%
Vulcan Materials Co.	9,631	1,625,231

Distributors—0.4%
LKQ Corp. (a)	77,805	3,293,486

Electric Utilities—2.4%
Duke Energy Corp.	62,122	5,996,637
Exelon Corp.	69,365	3,034,025
PG&E Corp. (a)	216,334	2,533,271
Pinnacle West Capital Corp.	19,755	1,607,069
Southern Co. (The)	79,461	4,939,296

		18,110,298

Electrical Equipment—1.4%
Eaton Corp. plc	74,784	10,341,131

Entertainment—0.3%
Electronic Arts, Inc.	18,849	2,551,589

Equity Real Estate Investment Trusts—0.5%
Public Storage	4,882	1,204,682
STORE Capital Corp.	80,011	2,680,369

		3,885,051

Food & Staples Retailing—0.7%
Walmart, Inc.	37,239	5,058,173

Food Products—1.9%
Archer-Daniels-Midland Co.	48,896	2,787,072
Danone S.A.	36,628	2,513,206
General Mills, Inc.	39,793	2,440,107
J.M. Smucker Co. (The) (b)	11,343	1,435,230
Mondelez International, Inc. - Class A	32,824	1,921,188
Nestle S.A.	33,082	3,687,165

		14,783,968

Health Care Equipment & Supplies—2.3%
Becton Dickinson & Co.	9,882	2,402,809
Danaher Corp.	30,377	6,837,255
Medtronic plc	68,894	8,138,448

		17,378,512

Health Care Providers & Services—2.9%
Cigna Corp.	52,094	12,593,203
McKesson Corp.	24,116	4,703,585
Quest Diagnostics, Inc.	35,587	4,567,236

		21,864,024

Household Products—0.7%
Colgate-Palmolive Co.	37,170	2,930,111
Kimberly-Clark Corp.	18,166	2,525,982

		5,456,093

BHFTII-227

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—1.6%
3M Co.	19,928	$3,839,727
Honeywell International, Inc.	39,128	8,493,515

		12,333,242

Insurance—3.2%
Aon plc - Class A	27,212	6,261,753
Chubb, Ltd.	43,116	6,811,035
Marsh & McLennan Cos., Inc.	18,635	2,269,743
Reinsurance Group of America, Inc.	9,422	1,187,643
Travelers Cos., Inc. (The)	29,371	4,417,398
Willis Towers Watson plc	16,003	3,662,767

		24,610,339

Interactive Media & Services—0.4%
Alphabet, Inc. - Class A (a)	1,584	3,267,032

IT Services—2.4%
Accenture plc - Class A	25,087	6,930,284
Amdocs, Ltd.	41,466	2,908,840
Fidelity National Information Services, Inc.	28,478	4,004,291
Fiserv, Inc. (a)	36,367	4,329,128

		18,172,543

Life Sciences Tools & Services—0.7%
ICON plc (a)	9,239	1,814,263
Thermo Fisher Scientific, Inc.	7,148	3,262,204

		5,076,467

Machinery—1.2%
Caterpillar, Inc.	11,405	2,644,477
Ingersoll Rand, Inc. (a)	57,538	2,831,445
Otis Worldwide Corp.	16,152	1,105,604
Stanley Black & Decker, Inc.	13,744	2,744,265

		9,325,791

Media—2.3%
Comcast Corp. - Class A	289,070	15,641,578
Discovery, Inc. - Class A (a)	32,176	1,398,369
Omnicom Group, Inc.	10,351	767,526

		17,807,473

Metals & Mining—0.2%
Rio Tinto plc	21,084	1,612,965

Multiline Retail—0.3%
Target Corp.	12,737	2,522,818

Oil, Gas & Consumable Fuels—1.3%
ConocoPhillips	43,035	2,279,564
Enterprise Products Partners L.P.	68,165	1,500,993
Hess Corp.	51,935	3,674,920
Pioneer Natural Resources Co.	8,501	1,350,129
Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—(Continued)
Valero Energy Corp.	20,216	1,447,466

		10,253,072

Pharmaceuticals—3.6%
Bayer AG	21,472	1,358,761
Johnson & Johnson	83,973	13,800,963
Merck & Co., Inc.	116,622	8,990,390
Roche Holding AG	10,574	3,417,935

		27,568,049

Professional Services—0.3%
Equifax, Inc.	13,300	2,409,029

Road & Rail—1.1%
Union Pacific Corp.	38,678	8,525,018

Semiconductors & Semiconductor Equipment—3.5%
Applied Materials, Inc.	34,507	4,610,135
Intel Corp.	112,594	7,206,016
NXP Semiconductors NV	19,054	3,836,332
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	39,155	4,631,254
Texas Instruments, Inc.	33,293	6,292,044

		26,575,781

Software—2.3%
Microsoft Corp.	63,277	14,918,818
Oracle Corp.	38,955	2,733,473

		17,652,291

Specialty Retail—0.6%
Home Depot, Inc. (The)	13,755	4,198,714

Tobacco—1.0%
Philip Morris International, Inc.	86,911	7,712,482

Wireless Telecommunication Services—0.4%
T-Mobile U.S., Inc. (a)	26,740	3,350,255

Total Common Stocks (Cost $306,748,236)		453,554,011

U.S. Treasury & Government Agencies—20.1%

Agency Sponsored Mortgage-Backed—11.9%
Fannie Mae 15 Yr. Pool
2.500%, 11/01/31	32,863	34,196
2.500%, TBA (c)	1,275,000	1,325,950
3.000%, 11/01/28	91,172	96,882
3.000%, 09/01/30	57,383	60,707
3.000%, 12/01/31	759,056	810,762
3.000%, 08/01/33	42,579	44,943
3.000%, 10/01/33	591,813	625,195
3.000%, 12/01/33	85,485	90,325
6.000%, 05/01/21	189	190

BHFTII-228

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 20 Yr. Pool
3.000%, 07/01/37	116,235	$121,712
3.000%, 11/01/37	207,255	216,467
3.500%, 04/01/38	204,952	217,471
Fannie Mae 30 Yr. Pool
2.000%, 01/01/51	63,294	63,336
2.000%, 02/01/51	100,431	100,683
2.500%, 02/01/50	365,492	375,905
2.500%, 06/01/50	49,642	51,673
2.500%, 07/01/50	479,518	497,158
2.500%, 03/01/51	722,861	742,468
3.000%, 09/01/46	141,276	149,480
3.000%, 07/01/50	215,347	224,680
3.000%, 08/01/50	759,378	791,577
3.000%, 09/01/50	411,964	429,975
3.500%, 11/01/41	34,410	37,405
3.500%, 01/01/42	412,176	448,013
3.500%, 01/01/43	142,564	155,004
3.500%, 04/01/43	485,653	527,900
3.500%, 05/01/43	392,441	422,378
3.500%, 07/01/43	598,086	645,966
3.500%, 08/01/43	216,360	235,180
3.500%, 09/01/43	854,625	925,576
3.500%, 02/01/45	675,405	733,106
3.500%, 09/01/45	568,272	610,070
3.500%, 10/01/45	490,022	528,564
3.500%, 01/01/46	165,908	179,298
3.500%, 05/01/46	174,985	188,474
3.500%, 07/01/46	654,804	705,070
4.000%, 09/01/40	437,773	480,852
4.000%, 11/01/40	134,190	147,840
4.000%, 12/01/40	294,446	323,896
4.000%, 02/01/41	153,681	168,518
4.000%, 06/01/41	336,577	370,824
4.000%, 11/01/41	120,009	131,920
4.000%, 01/01/42	842,501	927,014
4.000%, 04/01/42	117,989	129,920
4.000%, 10/01/42	100,726	110,978
4.000%, 12/01/42	110,933	122,813
4.000%, 01/01/43	138,456	153,120
4.000%, 04/01/43	29,917	32,753
4.000%, 05/01/43	225,895	248,537
4.000%, 06/01/43	145,073	159,305
4.000%, 07/01/43	104,321	114,375
4.000%, 04/01/44	76,786	84,600
4.000%, 05/01/44	261,205	287,227
4.000%, 11/01/44	100,529	110,190
4.000%, 06/01/47	366,035	396,118
4.500%, 08/01/33	83,684	93,021
4.500%, 03/01/34	243,750	271,209
4.500%, 01/01/40	70,908	78,921
4.500%, 08/01/40	23,594	26,602
4.500%, 02/01/41	130,214	146,800
4.500%, 04/01/41	245,811	277,126
4.500%, 11/01/42	68,336	76,550
4.500%, 01/01/43	165,533	185,829

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 04/01/44	954,902	1,069,441
4.500%, 06/01/44	92,058	103,079
5.000%, 11/01/33	47,718	55,208
5.000%, 03/01/34	39,768	45,924
5.000%, 05/01/34	15,080	17,494
5.000%, 08/01/34	15,860	18,378
5.000%, 09/01/34	62,369	72,263
5.000%, 06/01/35	37,359	43,127
5.000%, 07/01/35	128,174	148,982
5.000%, 08/01/35	39,584	46,054
5.000%, 09/01/35	29,161	33,928
5.000%, 10/01/35	101,411	117,987
5.000%, 07/01/39	101,336	117,063
5.000%, 10/01/39	43,855	50,265
5.000%, 11/01/39	33,325	38,779
5.000%, 11/01/40	52,967	60,829
5.000%, 01/01/41	5,803	6,425
5.000%, 03/01/41	30,562	35,554
5.500%, 02/01/33	11,061	12,605
5.500%, 05/01/33	2,055	2,296
5.500%, 06/01/33	94,099	109,564
5.500%, 07/01/33	77,510	90,245
5.500%, 11/01/33	47,883	55,774
5.500%, 12/01/33	10,375	11,589
5.500%, 01/01/34	59,936	68,061
5.500%, 02/01/34	64,197	74,243
5.500%, 03/01/34	20,990	23,792
5.500%, 04/01/34	31,424	35,143
5.500%, 05/01/34	151,625	174,845
5.500%, 06/01/34	181,630	211,697
5.500%, 07/01/34	60,860	69,039
5.500%, 09/01/34	181,377	205,013
5.500%, 10/01/34	206,081	236,020
5.500%, 11/01/34	249,850	288,530
5.500%, 12/01/34	131,475	153,192
5.500%, 01/01/35	179,812	210,332
5.500%, 04/01/35	35,864	41,955
5.500%, 07/01/35	15,333	17,128
5.500%, 08/01/35	6,942	7,747
5.500%, 09/01/35	120,208	140,656
6.000%, 02/01/32	49,944	56,899
6.000%, 03/01/34	12,474	14,338
6.000%, 04/01/34	118,806	137,073
6.000%, 06/01/34	128,704	150,924
6.000%, 07/01/34	104,822	123,249
6.000%, 08/01/34	121,945	141,160
6.000%, 10/01/34	89,640	106,552
6.000%, 11/01/34	25,879	29,512
6.000%, 12/01/34	7,620	8,573
6.000%, 08/01/35	9,938	11,177
6.000%, 09/01/35	21,813	25,603
6.000%, 10/01/35	42,819	49,629
6.000%, 11/01/35	8,179	9,201
6.000%, 12/01/35	41,761	48,191
6.000%, 02/01/36	47,954	54,057

BHFTII-229

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 04/01/36	29,609	$33,489
6.000%, 06/01/36	6,682	7,984
6.000%, 07/01/37	64,203	75,271
6.500%, 06/01/31	18,007	20,879
6.500%, 09/01/31	19,882	22,608
6.500%, 02/01/32	8,834	10,139
6.500%, 07/01/32	45,640	53,051
6.500%, 08/01/32	33,219	37,886
6.500%, 01/01/33	18,413	21,167
6.500%, 04/01/34	38,899	44,296
6.500%, 06/01/34	10,546	12,150
6.500%, 04/01/36	10,762	12,080
6.500%, 05/01/36	33,640	39,062
6.500%, 02/01/37	52,195	60,451
6.500%, 05/01/37	28,235	32,258
6.500%, 07/01/37	32,300	37,725
Fannie Mae Pool
2.410%, 05/01/23	84,860	87,442
2.550%, 05/01/23	136,061	140,512
2.700%, 07/01/25	121,000	129,052
5.000%, 03/01/26	78,824	87,997
Fannie Mae REMICS (CMO)
2.000%, 10/25/40	36,460	36,929
2.000%, 05/25/44	74,191	75,929
2.000%, 04/25/46	97,523	100,685
3.000%, 02/25/33 (d)	108,432	10,958
3.250%, 05/25/40	53,410	57,499
3.500%, 05/25/25	152,119	155,439
4.000%, 10/25/40	65,644	72,776
4.000%, 07/25/46 (d)	121,794	23,266
5.000%, 03/25/25	19,584	20,713
5.500%, 02/15/36 (d)	26,986	4,978
Fannie Mae-ACES 2.589%, 12/25/26 (e)	506,427	540,391
Freddie Mac 15 Yr. Gold Pool
4.500%, 08/01/24	54,498	57,345
6.000%, 05/01/21	53	53
6.000%, 10/01/21	1,260	1,266
Freddie Mac 20 Yr. Gold Pool
3.000%, 01/01/38	392,392	409,880
3.500%, 11/01/37	269,089	286,255
4.000%, 08/01/37	61,807	67,283
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	345,798	367,826
3.000%, 04/01/43	836,515	891,156
3.000%, 05/01/43	718,687	766,091
3.000%, 05/01/46	340,712	361,510
3.000%, 10/01/46	675,867	715,149
3.000%, 11/01/46	772,075	814,299
3.000%, 03/01/48	80,563	84,023
3.500%, 02/01/42	279,820	303,501
3.500%, 04/01/42	212,782	232,795
3.500%, 12/01/42	497,850	541,514
3.500%, 04/01/43	152,945	166,317
3.500%, 07/01/43	27,442	29,756

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 08/01/43	303,367	329,266
3.500%, 12/01/45	221,478	237,668
3.500%, 12/01/46	1,041,175	1,109,408
4.000%, 11/01/40	301,924	332,307
4.000%, 01/01/41	644,804	709,517
4.000%, 04/01/44	219,412	242,867
4.000%, 08/01/47	448,117	483,684
4.500%, 04/01/35	21,082	23,458
4.500%, 07/01/39	103,430	116,055
4.500%, 09/01/39	61,090	68,547
4.500%, 10/01/39	34,833	39,290
4.500%, 12/01/39	51,312	57,577
4.500%, 05/01/42	98,283	110,711
5.000%, 09/01/33	92,004	106,448
5.000%, 03/01/34	23,286	26,917
5.000%, 04/01/34	16,864	19,585
5.000%, 08/01/35	21,599	25,140
5.000%, 10/01/35	55,621	64,741
5.000%, 11/01/35	33,980	39,549
5.000%, 12/01/36	23,999	27,917
5.000%, 07/01/39	175,944	204,816
5.500%, 12/01/33	131,660	153,498
5.500%, 01/01/34	76,896	89,821
5.500%, 04/01/34	9,745	10,889
5.500%, 11/01/34	11,881	13,641
5.500%, 12/01/34	6,990	7,802
5.500%, 05/01/35	21,152	23,920
5.500%, 09/01/35	28,732	32,603
5.500%, 10/01/35	18,498	20,710
6.000%, 04/01/34	41,571	46,993
6.000%, 07/01/34	21,199	24,258
6.000%, 08/01/34	150,520	178,786
6.000%, 09/01/34	2,257	2,538
6.000%, 07/01/35	20,353	24,332
6.000%, 08/01/35	28,107	33,601
6.000%, 11/01/35	28,483	34,052
6.000%, 03/01/36	17,494	19,735
6.000%, 10/01/36	11,582	13,070
6.000%, 05/01/37	36,095	42,078
6.000%, 06/01/37	18,081	21,186
6.500%, 05/01/34	10,855	12,285
6.500%, 06/01/34	49,918	56,884
6.500%, 08/01/34	43,159	48,461
6.500%, 10/01/34	37,622	43,110
6.500%, 11/01/34	38,234	42,931
6.500%, 05/01/37	15,817	17,761
6.500%, 07/01/37	27,875	31,917
Freddie Mac 30 Yr. Pool 3.000%, 07/01/50	31,019	32,946
Freddie Mac Multifamily Structured Pass-Through Certificates
0.197%, 11/25/27 (d) (e)	5,207,000	76,387
0.241%, 12/25/27 (d) (e)	3,235,000	57,194
0.278%, 11/25/24 (d) (e)	4,908,000	51,189
0.279%, 09/25/27 (d) (e)	3,341,000	64,567
0.288%, 12/25/27 (d) (e)	3,579,000	72,540

BHFTII-230

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates
0.290%, 11/25/27 (d) (e)	3,662,878	$66,159
0.307%, 11/25/32 (d) (e)	2,785,002	76,839
0.315%, 08/25/24 (d) (e)	4,897,000	59,750
0.326%, 11/25/27 (d) (e)	3,333,041	69,041
0.329%, 08/25/27 (d) (e)	3,107,000	69,657
0.360%, 10/25/24 (d) (e)	6,155,255	65,628
0.368%, 12/25/27 (d) (e)	5,675,661	129,638
0.411%, 08/25/24 (d) (e)	8,806,166	101,288
0.423%, 01/25/31 (d) (e)	1,573,054	43,600
0.432%, 08/25/27 (d) (e)	2,113,923	54,446
0.505%, 07/25/24 (d) (e)	4,483,000	75,094
0.577%, 07/25/27 (d) (e)	3,853,990	128,142
0.605%, 07/25/24 (d) (e)	1,596,876	24,358
0.636%, 06/25/27 (d) (e)	4,356,000	171,386
0.750%, 06/25/27 (d) (e)	1,467,514	60,568
0.782%, 02/25/31 (d) (e)	658,188	45,816
0.881%, 04/25/24 (d) (e)	1,697,142	35,932
0.936%, 02/25/54 (d) (e)	441,180	36,049
1.081%, 11/25/30 (d) (e)	400,945	37,548
1.089%, 07/25/29 (d) (e)	256,636	20,544
1.144%, 08/25/29 (d) (e)	1,594,222	133,884
1.170%, 09/25/30 (d) (e)	229,735	22,876
1.342%, 06/25/30 (d) (e)	396,103	43,955
1.600%, 08/25/30 (d) (e)	357,560	47,940
1.662%, 05/25/30 (d) (e)	384,386	52,405
1.796%, 05/25/30 (d) (e)	1,002,928	145,729
1.799%, 04/25/30 (d) (e)	300,000	43,256
1.868%, 04/25/30 (d) (e)	808,011	122,004
2.510%, 11/25/22	489,000	504,586
2.670%, 12/25/24	507,000	540,209
2.791%, 01/25/22	469,030	475,703
3.010%, 07/25/25	134,000	145,006
3.060%, 07/25/23 (e)	59,000	62,243
3.064%, 08/25/24 (e)	255,000	272,992
3.111%, 02/25/23	695,000	726,660
3.117%, 06/25/27	354,000	387,761
3.151%, 11/25/25	317,000	345,462
3.171%, 10/25/24	424,000	458,384
3.187%, 09/25/27 (e)	242,000	266,623
3.250%, 04/25/23 (e)	803,000	844,307
3.320%, 02/25/23 (e)	227,000	238,539
3.458%, 08/25/23 (e)	566,000	602,998
3.650%, 02/25/28 (e)	285,000	322,309
3.900%, 04/25/28	528,000	604,950
Freddie Mac REMICS (CMO)
3.000%, 07/15/39	60,759	65,304
4.500%, 12/15/40 (d)	26,016	2,451
5.000%, 01/15/40	80,928	92,236
Ginnie Mae I 30 Yr. Pool
2.000%, TBA (c)	2,200,000	2,221,313
2.500%, TBA (c)	925,000	952,569
3.500%, 12/15/41	256,820	292,201
3.500%, 02/15/42	58,919	63,860
4.500%, 09/15/33	41,181	46,218
4.500%, 11/15/39	94,798	106,746

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.500%, 03/15/40	154,118	177,073
4.500%, 04/15/40	147,089	166,059
4.500%, 06/15/40	53,243	60,436
5.000%, 03/15/34	13,753	16,012
5.000%, 06/15/34	35,363	41,166
5.000%, 12/15/34	13,061	15,034
5.000%, 06/15/35	6,384	7,205
5.500%, 11/15/32	53,063	58,958
5.500%, 08/15/33	116,898	132,494
5.500%, 12/15/33	66,614	77,182
5.500%, 09/15/34	45,429	52,244
5.500%, 10/15/35	8,417	9,491
6.000%, 12/15/28	19,739	22,857
6.000%, 12/15/31	8,762	10,012
6.000%, 03/15/32	955	1,074
6.000%, 10/15/32	89,905	107,855
6.000%, 01/15/33	17,698	19,935
6.000%, 02/15/33	1,278	1,471
6.000%, 04/15/33	83,590	99,521
6.000%, 08/15/33	506	569
6.000%, 07/15/34	46,934	55,778
6.000%, 09/15/34	21,455	24,131
6.000%, 01/15/38	57,885	68,767
Ginnie Mae II 30 Yr. Pool
2.500%, 12/20/50	1,361,734	1,406,244
2.500%, 02/20/51	747,785	771,867
2.500%, TBA (c)	1,325,000	1,367,131
3.000%, 04/20/45	162,400	172,238
3.000%, 04/20/46	77,417	81,764
3.000%, 08/20/46	84,648	89,652
3.000%, 09/20/46	194,852	205,465
3.000%, 11/20/47	950,407	1,003,654
3.000%, 01/20/48	1,313,543	1,386,861
3.000%, 02/20/48	79,358	82,738
3.000%, 04/20/48	26,715	27,882
3.000%, 09/20/50	335,915	350,678
3.000%, TBA (c)	1,400,000	1,459,172
3.500%, 06/20/43	353,581	384,046
3.500%, 07/20/43	444,339	482,664
3.500%, 11/20/47	83,125	88,644
3.500%, 03/20/48	983,765	1,046,141
3.500%, TBA (c)	1,600,000	1,688,937
4.000%, 01/20/41	401,052	443,186
4.000%, 02/20/41	99,658	110,580
4.000%, 04/20/41	78,999	87,659
4.000%, 02/20/42	104,034	116,122
4.000%, TBA (c)	50,000	53,445
4.500%, 07/20/33	6,705	7,517
4.500%, 09/20/33	4,929	5,526
4.500%, 12/20/34	3,161	3,547
4.500%, 03/20/35	22,722	25,488
4.500%, 01/20/41	108,551	123,317
5.000%, 07/20/33	17,208	19,610
6.000%, 01/20/35	21,995	25,915
6.000%, 02/20/35	10,692	12,595
6.000%, 04/20/35	19,819	23,340

BHFTII-231

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association (CMO)
0.566%, 02/16/59 (d) (e)	1,124,756	$49,950
4.000%, 07/20/41	72,766	80,199
4.500%, 09/20/41	49,034	53,857
Uniform Mortgage-Backed Securities 15 Yr. Pool
1.500%, TBA (c)	850,000	852,501
2.000%, TBA (c)	1,850,000	1,897,092
2.500%, TBA (c)	875,000	910,376
3.000%, TBA (c)	50,000	52,799
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (c)	10,100,000	10,065,779
2.500%, TBA (c)	5,840,000	5,983,927
3.000%, TBA (c)	4,725,000	4,921,168
4.000%, TBA (c)	1,025,000	1,099,807

		91,266,781

U.S. Treasury—8.2%
U.S. Treasury Bonds
1.375%, 11/15/40	2,500,000	2,126,563
2.375%, 11/15/49	7,520,000	7,470,944
2.500%, 02/15/45	68,000	69,418
2.875%, 05/15/43	2,550,000	2,789,561
2.875%, 11/15/46	2,439,000	2,664,798
3.000%, 02/15/48	2,332,000	2,614,117
3.500%, 02/15/39	1,093,000	1,310,618
U.S. Treasury Notes
0.125%, 12/31/22	18,250,000	18,242,158
0.375%, 11/30/25	13,600,000	13,303,031
1.375%, 01/31/25	11,500,000	11,832,422

		62,423,630

Total U.S. Treasury & Government Agencies (Cost $153,772,785)		153,690,411

Corporate Bonds & Notes—13.6%

Aerospace/Defense—0.2%
BAE Systems plc 3.400%, 04/15/30 (144A)	336,000	356,651
L3Harris Technologies, Inc. 3.850%, 06/15/23	708,000	755,343
Raytheon Technologies Corp. 4.125%, 11/16/28	502,000	565,319

		1,677,313

Auto Manufacturers—0.2%
General Motors Co. 6.750%, 04/01/46	333,000	449,495
Hyundai Capital America
2.650%, 02/10/25 (144A)	287,000	296,472
3.000%, 02/10/27 (144A) (b)	501,000	521,239
Volkswagen Group of America Finance LLC 3.350%, 05/13/25 (144A)	305,000	327,482

		1,594,688

Auto Parts & Equipment—0.2%
Lear Corp.
3.800%, 09/15/27 (b)	716,000	779,576
4.250%, 05/15/29	244,000	270,324
Magna International, Inc. 2.450%, 06/15/30	685,000	689,218

		1,739,118

Banks—2.3%
Bank of America Corp.
2.676%, SOFR + 1.930%, 06/19/41 (e)	606,000	567,326
3.004%, 3M LIBOR + 0.790%, 12/20/23 (e)	455,000	473,220
3.366%, 3M LIBOR + 0.810%, 01/23/26 (e)	527,000	567,360
3.500%, 04/19/26	441,000	483,446
4.100%, 07/24/23 (b)	1,138,000	1,229,384
4.125%, 01/22/24 (b)	1,216,000	1,329,081
Bank of New York Mellon Corp. (The) 1.600%, 04/24/25	563,000	573,760
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A)	810,000	872,775
Citigroup, Inc. 2.666%, SOFR + 1.146%, 01/29/31 (e)	875,000	879,136
Goldman Sachs Group, Inc. (The) 2.600%, 02/07/30	1,480,000	1,498,000
HSBC Holdings plc
4.000%, 5Y H15 + 3.222%, 03/09/26 (e)	200,000	199,000
4.700%, 5Y H15 + 3.250%, 03/09/31 (e)	332,000	327,020
JPMorgan Chase & Co.
2.956%, SOFR + 2.515%, 05/13/31 (e)	169,000	172,125
3.109%, SOFR + 2.460%, 04/22/41 (b) (e)	879,000	874,029
3.782%, 3M LIBOR + 1.337%, 02/01/28 (e)	1,220,000	1,344,662
3.897%, 3M LIBOR + 1.220%, 01/23/49 (e)	357,000	392,856
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (e)	1,292,000	1,314,647
3.125%, 01/23/23	115,000	120,411
3.875%, 04/29/24 (b)	496,000	541,829
4.000%, 07/23/25 (b)	352,000	390,634
National Securities Clearing Corp. 1.500%, 04/23/25 (144A)	442,000	446,360
PNC Bank N.A. 2.700%, 10/22/29 (b)	250,000	255,521
Royal Bank of Canada 1.150%, 06/10/25	850,000	849,562
State Street Corp. 2.901%, SOFR + 2.600%, 03/30/26 (e)	125,000	132,990
Truist Bank 2.250%, 03/11/30	946,000	923,061
UBS Group AG 2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (e)	1,129,000	1,067,939

		17,826,134

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	633,000	998,906
Constellation Brands, Inc. 3.500%, 05/09/27	687,000	749,393

BHFTII-232

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Diageo Capital plc 2.375%, 10/24/29 (b)	835,000	$840,655
Keurig Dr Pepper, Inc.
3.200%, 05/01/30	108,000	114,278
3.800%, 05/01/50	224,000	238,080
PepsiCo, Inc. 3.500%, 03/19/40	174,000	187,199

		3,128,511

Building Materials—0.4%
Carrier Global Corp. 3.377%, 04/05/40	581,000	579,856
CRH America Finance, Inc. 4.500%, 04/04/48 (144A) (b)	362,000	416,908
Martin Marietta Materials, Inc.
2.500%, 03/15/30	67,000	66,637
3.500%, 12/15/27	263,000	287,931
Masco Corp. 2.000%, 02/15/31	1,257,000	1,192,058
Vulcan Materials Co. 3.500%, 06/01/30	115,000	123,309

		2,666,699

Chemicals—0.1%
Sherwin-Williams Co. (The)
2.300%, 05/15/30 (b)	470,000	462,890
4.500%, 06/01/47	359,000	419,391

		882,281

Commercial Services—0.6%
ERAC USA Finance LLC
7.000%, 10/15/37 (144A)	602,000	867,986
Experian Finance plc 4.250%, 02/01/29 (144A)	533,000	598,130
Global Payments, Inc. 1.200%, 03/01/26 (b)	698,000	687,127
IHS Markit, Ltd.
3.625%, 05/01/24	106,000	113,719
4.000%, 03/01/26 (144A)	559,000	615,739
4.250%, 05/01/29 (b)	160,000	180,229
4.750%, 02/15/25 (144A)	168,000	188,110
RELX Capital, Inc. 3.000%, 05/22/30	189,000	196,021
Verisk Analytices, Inc. 4.125%, 03/15/29	682,000	757,875

		4,204,936

Computers—0.2%
Apple, Inc.
2.050%, 09/11/26	114,000	118,023
2.850%, 05/11/24	583,000	621,853
3.850%, 05/04/43	329,000	372,101
Dell International LLC / EMC Corp. 4.900%, 10/01/26 (144A)	521,000	591,071

		1,703,048

Diversified Financial Services—0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 07/21/27 (b)	320,000	335,785
4.875%, 01/16/24 (b)	150,000	163,222
Avolon Holdings Funding, Ltd.
3.250%, 02/15/27 (144A)	219,000	217,206
4.375%, 05/01/26 (144A)	215,000	224,760
Capital One Financial Corp. 3.750%, 03/09/27 (b)	554,000	608,151
Intercontinental Exchange, Inc.
1.850%, 09/15/32 (b)	193,000	176,678
2.100%, 06/15/30 (b)	657,000	630,960
2.350%, 09/15/22 (b)	118,000	120,947
4.000%, 10/15/23	310,000	335,692
Raymond James Financial, Inc. 4.950%, 07/15/46	696,000	853,086
Visa, Inc. 3.150%, 12/14/25	1,355,000	1,477,899
Western Union Co. (The) 2.850%, 01/10/25	175,000	183,444

		5,327,830

Electric—0.9%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23	391,000	419,586
Duke Energy Corp. 2.650%, 09/01/26	114,000	119,282
Enel Finance International NV
2.650%, 09/10/24 (144A)	334,000	351,326
4.875%, 06/14/29 (144A)	496,000	579,747
Evergy, Inc. 2.900%, 09/15/29	505,000	514,665
Exelon Corp.
4.050%, 04/15/30	590,000	657,425
FirstEnergy Corp. 3.400%, 03/01/50	330,000	288,750
Georgia Power Co. 3.700%, 01/30/50	44,000	45,118
Jersey Central Power & Light Co. 4.300%, 01/15/26 (144A)	422,000	461,161
Northern States Power Co. 2.600%, 06/01/51 (b)	585,000	523,853
Oncor Electric Delivery Co. LLC 5.750%, 03/15/29	713,000	882,397
Pacific Gas and Electric Co.
2.100%, 08/01/27 (b)	145,000	141,966
3.300%, 08/01/40	283,000	256,149
PPL Capital Funding, Inc.
3.400%, 06/01/23	427,000	449,347
5.000%, 03/15/44	263,000	313,466
Xcel Energy, Inc.
3.400%, 06/01/30	297,000	319,215
3.500%, 12/01/49	346,000	346,227

		6,669,680

BHFTII-233

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—0.1%
Republic Services, Inc.
1.450%, 02/15/31	304,000	$277,921
3.950%, 05/15/28	397,000	443,055

		720,976

Food—0.1%
General Mills, Inc.
2.875%, 04/15/30 (b)	134,000	138,336
4.000%, 04/17/25 (b)	651,000	719,713

		858,049

Gas—0.3%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	1,100,000	1,197,796
4.250%, 07/15/27 (144A)	84,000	92,979
East Ohio Gas Co. (The) 2.000%, 06/15/30 (144A) (b)	406,000	390,645
NiSource, Inc. 5.650%, 02/01/45	156,000	200,434

		1,881,854

Healthcare-Products—0.5%
Alcon Finance Corp.
2.600%, 05/27/30 (144A) (b)	200,000	200,552
3.800%, 09/23/49 (144A)	462,000	484,150
Boston Scientific Corp.
2.650%, 06/01/30	470,000	474,360
3.750%, 03/01/26	726,000	801,578
Thermo Fisher Scientific, Inc.
2.950%, 09/19/26	333,000	356,529
3.200%, 08/15/27 (b)	776,000	840,753
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/25	856,000	927,448

		4,085,370

Healthcare-Services—0.4%
HCA, Inc.
4.125%, 06/15/29	627,000	694,832
5.125%, 06/15/39 (b)	577,000	692,986
Laboratory Corp. of America Holdings
3.200%, 02/01/22	188,000	192,358
3.250%, 09/01/24	497,000	532,700
4.700%, 02/01/45	209,000	237,269
Northwell Healthcare, Inc.
3.979%, 11/01/46	51,000	54,330
4.260%, 11/01/47	407,000	457,853
UnitedHealth Group, Inc. 3.500%, 08/15/39	222,000	238,971

		3,101,299

Household Products/Wares—0.2%
Kimberly-Clark Corp. 3.100%, 03/26/30	76,000	81,875

Household Products/Wares—(Continued)
Reckitt Benckiser Treasury Services plc
2.750%, 06/26/24 (144A)	348,000	368,227
3.625%, 09/21/23 (144A) (b)	1,070,000	1,138,968

		1,589,070

Insurance—0.4%
AIA Group, Ltd. 3.375%, 04/07/30 (144A)	224,000	238,609
American International Group, Inc. 4.125%, 02/15/24 (b)	669,000	732,142
Aon Corp. 3.750%, 05/02/29	1,134,000	1,247,743
Hartford Financial Services Group, Inc. (The) 3.600%, 08/19/49	281,000	291,858
Liberty Mutual Group, Inc. 3.951%, 10/15/50 (144A)	362,000	373,419
Marsh & McLennan Cos., Inc. 4.750%, 03/15/39	265,000	326,716

		3,210,487

Internet—0.5%
Alphabet, Inc. 1.900%, 08/15/40 (b)	288,000	248,816
Amazon.com, Inc. 2.500%, 06/03/50 (b)	486,000	434,698
Booking Holdings, Inc.
2.750%, 03/15/23	1,112,000	1,158,758
4.500%, 04/13/27	139,000	161,286
4.625%, 04/13/30	424,000	493,899
E*TRADE Financial Corp.
2.950%, 08/24/22	218,000	225,120
4.500%, 06/20/28	310,000	353,787
Tencent Holdings, Ltd. 2.390%, 06/03/30 (144A)	548,000	529,251

		3,605,615

Investment Companies—0.2%
Temasek Financial I, Ltd.
2.375%, 01/23/23 (144A)	1,790,000	1,853,491

Lodging—0.2%
Las Vegas Sands Corp. 3.900%, 08/08/29	288,000	295,950
Marriott International, Inc.
2.850%, 04/15/31	2,000	1,963
4.000%, 04/15/28 (b)	623,000	663,397
4.625%, 06/15/30 (b)	499,000	558,229

		1,519,539

Machinery-Diversified—0.2%
CNH Industrial Capital LLC
1.875%, 01/15/26 (b)	135,000	136,420
4.200%, 01/15/24	540,000	588,637

BHFTII-234

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Westinghouse Air Brake Technologies Corp.
3.200%, 06/15/25 (b)	248,000	$262,365
4.950%, 09/15/28	578,000	658,551

		1,645,973

Media—0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.500%, 06/01/41 (b)	628,000	595,584
4.908%, 07/23/25 (b)	466,000	528,279
5.375%, 05/01/47	132,000	153,226
Comcast Corp. 2.800%, 01/15/51	294,000	269,572
COX Communications, Inc. 1.800%, 10/01/30 (144A)	404,000	373,780
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	1,114,000	1,612,306
Walt Disney Co. (The)
3.500%, 05/13/40	445,000	470,539
3.600%, 01/13/51	272,000	289,412

		4,292,698

Mining—0.3%
Anglo American Capital plc
2.625%, 09/10/30 (144A) (b)	929,000	909,166
5.625%, 04/01/30 (144A)	324,000	386,863
Glencore Funding LLC
2.500%, 09/01/30 (144A) (b)	502,000	482,741
4.125%, 05/30/23 (144A)	416,000	444,858

		2,223,628

Oil & Gas—0.5%
Diamondback Energy, Inc. 4.400%, 03/24/51	106,000	108,594
Eni S.p.A. 4.750%, 09/12/28 (144A)	617,000	708,056
Equinor ASA 7.750%, 06/15/23	100,000	115,541
Marathon Petroleum Corp. 4.750%, 09/15/44	360,000	399,292
Phillips 66 2.150%, 12/15/30 (b)	1,052,000	995,220
Total Capital International S.A.
3.127%, 05/29/50	529,000	498,013
Valero Energy Corp. 4.900%, 03/15/45 (b)	802,000	901,281

		3,725,997

Pharmaceuticals—0.1%
Becton Dickinson & Co. 4.669%, 06/06/47	587,000	700,707
Cigna Corp. 3.200%, 03/15/40	169,000	168,996

		869,703

Pipelines—0.6%
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29 (b)	459,000	483,767
Enbridge, Inc. 2.500%, 01/15/25	292,000	304,335
Enterprise Products Operating LLC 4.200%, 01/31/50	250,000	266,166
Galaxy Pipeline Assets Bidco, Ltd. 2.160%, 03/31/34 (144A)	736,000	712,999
Kinder Morgan Energy Partners L.P. 4.150%, 02/01/24	617,000	670,164
ONEOK, Inc. 4.950%, 07/13/47	778,000	814,986
Plains All American Pipeline L.P. / PAA Finance Corp. 3.800%, 09/15/30 (b)	482,000	490,881
Sabine Pass Liquefaction LLC
4.500%, 05/15/30	157,000	176,184
5.000%, 03/15/27	518,000	589,612
Spectra Energy Partners L.P. 3.375%, 10/15/26	253,000	272,082

		4,781,176

Real Estate Investment Trusts—0.8%
American Tower Corp.
3.000%, 06/15/23	303,000	318,840
3.100%, 06/15/50	478,000	439,411
3.600%, 01/15/28 (b)	369,000	398,427
Boston Properties L.P. 2.550%, 04/01/32	389,000	372,926
Brixmor Operating Partnership L.P.
4.050%, 07/01/30	512,000	551,507
4.125%, 05/15/29	51,000	55,057
Crown Castle International Corp.
1.350%, 07/15/25	213,000	212,554
3.650%, 09/01/27	843,000	918,647
Equinix, Inc.
1.800%, 07/15/27	560,000	549,697
2.625%, 11/18/24	865,000	911,425
GLP Capital L.P. / GLP Financing II, Inc. 5.300%, 01/15/29	513,000	575,047
ProLogis L.P. 2.250%, 04/15/30	220,000	217,531
Realty Income Corp.
3.250%, 01/15/31	174,000	183,670
VEREIT Operating Partnership L.P. 3.100%, 12/15/29	469,000	479,080

		6,183,819

Retail—0.3%
Best Buy Co., Inc. 4.450%, 10/01/28	648,000	738,809
Home Depot, Inc. (The) 3.900%, 06/15/47 (b)	359,000	403,477
Target Corp. 2.250%, 04/15/25 (b)	886,000	928,275

BHFTII-235

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
TJX Cos., Inc. (The)
3.750%, 04/15/27 (b)	115,000	$128,047
3.875%, 04/15/30	139,000	154,766

		2,353,374

Semiconductors—0.4%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.500%, 01/15/28 (b)	880,000	934,311
Broadcom, Inc.
3.469%, 04/15/34	380,000	381,299
4.150%, 11/15/30	182,000	196,443
4.300%, 11/15/32	475,000	517,150
Intel Corp. 4.750%, 03/25/50	656,000	822,291

		2,851,494

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 3.844%, 05/01/25	180,000	196,390

Software—0.3%
Fiserv, Inc.
2.650%, 06/01/30	130,000	130,926
4.400%, 07/01/49	471,000	543,506
Microsoft Corp. 2.525%, 06/01/50	572,000	520,848
Roper Technologies, Inc.
2.000%, 06/30/30 (b)	468,000	447,151
2.950%, 09/15/29	147,000	153,085
4.200%, 09/15/28 (b)	250,000	281,667

		2,077,183

Telecommunications—0.4%
AT&T, Inc. 3.650%, 09/15/59 (144A)	616,000	563,066
Deutsche Telekom AG 3.625%, 01/21/50 (144A)	382,000	387,740
T-Mobile USA, Inc.
2.050%, 02/15/28 (144A)	486,000	476,533
4.500%, 04/15/50 (144A)	57,000	64,005
Verizon Communications, Inc.
2.100%, 03/22/28	81,000	81,339
2.550%, 03/21/31	151,000	150,863
4.272%, 01/15/36	459,000	518,800
4.812%, 03/15/39 (b)	573,000	685,750

		2,928,096

Total Corporate Bonds & Notes (Cost $98,585,646)		103,975,519

Mortgage-Backed Securities—2.6%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—0.1%
Seasoned Credit Risk Transfer Trust
3.000%, 02/25/59	311,786	330,009
3.500%, 08/25/58	85,793	93,735
3.500%, 10/25/58	253,065	274,233

		697,977

Commercial Mortgage-Backed Securities—2.5%
AREIT Trust
1.086%, 1M LIBOR + 0.980%, 11/14/35 (144A) (e)	382,778	382,561
1.406%, 1M LIBOR + 1.300%, 09/14/36 (144A) (e)	1,053,000	1,051,724
Bancorp Commercial Mortgage Trust 1.406%, 1M LIBOR + 1.300%, 09/15/36 (144A) (e)	1,060,205	1,060,205
BANK 3.714%, 04/15/52	875,000	962,628
BPCRE 2021-FL1, Ltd. 0.956%, 1M LIBOR + 0.850%, 02/15/37 (144A) (e)	386,500	386,619
Commercial Mortgage Trust 3.708%, 07/10/48	1,300,833	1,424,183
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	797,382
Exantas Capital Corp., Ltd. 1.108%, 1M LIBOR + 1.000%, 04/15/36 (144A) (e)	57,686	57,603
GS Mortgage Securities Trust
3.048%, 11/10/52	655,025	688,419
3.382%, 05/10/50	1,387,991	1,497,994
JPMBB Commercial Mortgage Securities Trust
3.227%, 10/15/48	1,036,740	1,108,547
3.494%, 01/15/48	1,590,000	1,719,532
MF1, Ltd. 1.239%, 1M LIBOR + 1.130%, 12/25/34 (144A) (e)	949,171	948,495
Morgan Stanley Bank of America Merrill Lynch Trust 3.536%, 11/15/52	519,442	567,170
Morgan Stanley Capital Trust 3.530%, 06/15/50	470,148	513,167
Readycap Commercial Mortgage Trust 1.110%, 1M LIBOR + 1.000%, 04/25/38 (144A) (e)	925,000	924,666
UBS Commercial Mortgage Trust 2.921%, 10/15/52	743,153	770,324
Wells Fargo Commercial Mortgage Trust
3.146%, 12/15/52	2,786,885	2,947,956
3.540%, 05/15/48	1,410,327	1,534,081

		19,343,256

Total Mortgage-Backed Securities (Cost $19,390,695)		20,041,233

Asset-Backed Securities—2.3%

Asset-Backed - Automobile—0.3%
Avis Budget Rental Car Funding AESOP LLC
3.450%, 03/20/23 (144A)	1,220,000	1,247,186
Chesapeake Funding II LLC 3.040%, 04/15/30 (144A)	145,134	145,952
Exeter Automobile Receivables Trust 2.260%, 04/15/24 (144A)	215,000	216,949

BHFTII-236

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
GLS Auto Receivables Issuer Trust 2.170%, 02/15/24 (144A)	148,183	$149,417
Santander Retail Auto Lease Trust 1.880%, 03/20/24 (144A)	487,000	498,359
Veros Automobile Receivables Trust 1.670%, 09/15/23 (144A)	253,476	254,336

		2,512,199

Asset-Backed - Home Equity—0.1%
Bayview Financial Revolving Asset Trust 1.723%, 1M LIBOR + 1.600%, 12/28/40 (144A) (e)	283,985	295,896
GMAC Home Equity Loan Trust 5.805%, 10/25/36 (e)	64,439	67,983
Home Equity Loan Trust 5.320%, 12/25/35 (e)	32,686	32,462

		396,341

Asset-Backed - Other—1.9%
ALM, Ltd. 1.641%, 3M LIBOR + 1.400%, 10/15/27 (144A) (e)	1,395,000	1,371,864
American Tower Trust I 3.070%, 03/15/48 (144A)	876,000	886,301
Arbor Realty Commercial Real Estate Notes, Ltd. 1.330%, 1M LIBOR + 1.200%, 12/15/35 (144A) (e)	625,000	621,875
BDS, Ltd. 1.208%, 1M LIBOR + 1.100%, 08/15/36 (144A) (e)	757,500	756,553
BSPRT Issuer, Ltd. 1.403%, 1M LIBOR + 1.300%, 03/15/36 (144A) (e)	1,463,000	1,460,874
Business Jet Securities LLC 2.162%, 04/15/36 (144A)	461,000	459,690
CHCP FL1, Ltd. 1.406%, 1M LIBOR + 1.300%, 02/15/38 (144A) (e)	650,500	651,113
Cutwater, Ltd. 1.461%, 3M LIBOR + 1.220%, 01/15/29 (144A) (e)	1,269,516	1,269,537
Dryden 55 CLO, Ltd. 1.261%, 3M LIBOR + 1.020%, 04/15/31 (144A) (e)	1,430,000	1,430,599
Dryden Senior Loan Fund 1.141%, 3M LIBOR + 0.900%, 04/15/29 (144A) (e)	663,000	662,222
Figueroa CLO, Ltd. 1.741%, 3M LIBOR + 1.500%, 01/15/27 (144A) (e)	420,000	421,083
Fort Credit LLC 1.458%, 1M LIBOR + 1.350%, 11/16/35 (144A) (e)	406,996	406,995
KREF, Ltd. 1.208%, 1M LIBOR + 1.100%, 06/15/36 (144A) (e)	687,179	687,179
MF1, Ltd. 1.806%, 1M LIBOR + 1.700%, 11/15/35 (144A) (e)	502,000	505,583
Mountain Hawk CLO, Ltd. 2.023%, 3M LIBOR + 1.800%, 04/18/25 (144A) (e)	1,463,576	1,463,654
Neuberger Berman CLO, Ltd. 1.041%, 3M LIBOR + 0.800%, 01/15/28 (144A) (e)	510,237	509,488
Oaktree CLO, Ltd. 1.574%, 3M LIBOR + 1.350%, 10/20/27 (144A) (e)	254,518	254,825
Small Business Administration Participation Certificates
4.350%, 07/01/23	37,683	38,965

Asset-Backed - Other—(Continued)
Small Business Administration Participation Certificates
4.770%, 04/01/24	3,058	3,178
4.950%, 03/01/25	19,670	20,663
4.990%, 09/01/24	9,718	10,197
5.110%, 08/01/25	26,989	28,663
5.180%, 05/01/24	3,958	4,153
5.520%, 06/01/24	11,490	12,104
Sound Point CLO, Ltd. 1.114%, 3M LIBOR + 0.890%, 01/20/28 (144A) (e)	83,653	83,635
Verizon Owner Trust 1.980%, 07/22/24	782,000	803,429

		14,824,422

Total Asset-Backed Securities (Cost $17,654,461)		17,732,962

Convertible Preferred Stocks—0.9%

Health Care Equipment & Supplies—0.4%
Boston Scientific Corp. 5.500%, 06/01/23	19,658	2,108,517
Danaher Corp. 4.750%, 04/15/22	418	639,586

		2,748,103

Multi-Utilities—0.3%
CenterPoint Energy, Inc. 7.000%, 09/01/21	49,976	2,082,500

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. 5.250%, 06/01/23 (a)	1,603	1,802,814

Total Convertible Preferred Stocks (Cost $6,563,570)		6,633,417

Preferred Stocks—0.5%

Auto Components—0.2%
Aptiv plc, 5.500%, 06/15/23	11,000	1,736,790

Technology Hardware, Storage & Peripherals—0.3%
Samsung Electronics Co., Ltd.	33,867	2,191,130

Total Preferred Stocks (Cost $2,431,043)		3,927,920

Municipals—0.4%
Florida State Board of Administration Finance Corp. 2.154%, 07/01/30	436,000	435,645
New Jersey Economic Development Authority 7.425%, 02/15/29	800,000	1,023,330

BHFTII-237

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40	1,050,000	$1,649,700

Total Municipals (Cost $2,552,005)		3,108,675

Short-Term Investment—4.6%

Repurchase Agreement—4.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $34,895,990; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/26, with a market value of $35,593,928.	34,895,990	34,895,990

Total Short-Term Investments (Cost $34,895,990)		34,895,990

Securities Lending Reinvestments (f)—1.9%

Repurchase Agreements—1.3%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $578,560; collateralized by U.S. Treasury Obligations at 0.125%, maturing 04/15/25, and an aggregate market value of $590,131.	578,560	578,560
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $1,500,613; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $600,001; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $612,000.	600,000	600,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $100,000; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $102,000.	100,000	100,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $700,032; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $774,228.	700,000	700,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $1,000,049; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $1,109,703.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $2,500,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $2,550,000.	2,500,000	2,500,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $2,000,009; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $2,219,834.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $800,004; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $887,933.	800,000	800,000

		9,778,560

Mutual Funds—0.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (g)	2,000,000	2,000,000
Fidelity Government Portfolio, Institutional Class 0.010% (g)	100,000	100,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (g)	1,000,000	1,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (g)	1,900,000	1,900,000

		5,000,000

Total Securities Lending Reinvestments (Cost $14,778,560)		14,778,560

Total Investments—106.1% (Cost $657,372,991)		812,338,698
Other assets and liabilities (net)—(6.1)%		(46,432,994)

Net Assets—100.0%		$765,905,704

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $16,486,357 and the collateral received consisted of cash in the amount of $14,778,560 and non-cash collateral with a value of $2,196,962. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Interest only security.

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Schedule of Investments as of March 31, 2021 (Unaudited)

(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $44,704,808, which is 5.8% of net assets.

Glossary of Abbreviations

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,491,053	$—	$—	$10,491,053
Air Freight & Logistics	1,686,301	—	—	1,686,301
Auto Components	5,992,392	—	—	5,992,392
Banks	43,911,874	—	—	43,911,874
Beverages	3,771,970	2,959,625	—	6,731,595
Biotechnology	1,786,595	—	—	1,786,595
Building Products	18,459,826	—	—	18,459,826
Capital Markets	46,084,318	—	—	46,084,318
Chemicals	11,089,140	—	—	11,089,140
Construction Materials	1,625,231	—	—	1,625,231
Distributors	3,293,486	—	—	3,293,486
Electric Utilities	18,110,298	—	—	18,110,298
Electrical Equipment	10,341,131	—	—	10,341,131
Entertainment	2,551,589	—	—	2,551,589
Equity Real Estate Investment Trusts	3,885,051	—	—	3,885,051
Food & Staples Retailing	5,058,173	—	—	5,058,173
Food Products	8,583,597	6,200,371	—	14,783,968
Health Care Equipment & Supplies	17,378,512	—	—	17,378,512
Health Care Providers & Services	21,864,024	—	—	21,864,024

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Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Household Products	$5,456,093	$—	$—	$5,456,093
Industrial Conglomerates	12,333,242	—	—	12,333,242
Insurance	24,610,339	—	—	24,610,339
Interactive Media & Services	3,267,032	—	—	3,267,032
IT Services	18,172,543	—	—	18,172,543
Life Sciences Tools & Services	5,076,467	—	—	5,076,467
Machinery	9,325,791	—	—	9,325,791
Media	17,807,473	—	—	17,807,473
Metals & Mining	—	1,612,965	—	1,612,965
Multiline Retail	2,522,818	—	—	2,522,818
Oil, Gas & Consumable Fuels	10,253,072	—	—	10,253,072
Pharmaceuticals	22,791,353	4,776,696	—	27,568,049
Professional Services	2,409,029	—	—	2,409,029
Road & Rail	8,525,018	—	—	8,525,018
Semiconductors & Semiconductor Equipment	26,575,781	—	—	26,575,781
Software	17,652,291	—	—	17,652,291
Specialty Retail	4,198,714	—	—	4,198,714
Tobacco	7,712,482	—	—	7,712,482
Wireless Telecommunication Services	3,350,255	—	—	3,350,255
Total Common Stocks	438,004,354	15,549,657	—	453,554,011
Total U.S. Treasury & Government Agencies*	—	153,690,411	—	153,690,411
Total Corporate Bonds & Notes*	—	103,975,519	—	103,975,519
Total Mortgage-Backed Securities*	—	20,041,233	—	20,041,233
Total Asset-Backed Securities*	—	17,732,962	—	17,732,962
Convertible Preferred Stocks
Health Care Equipment & Supplies	2,748,103	—	—	2,748,103
Multi-Utilities	2,082,500	—	—	2,082,500
Wireless Telecommunication Services	—	1,802,814	—	1,802,814
Total Convertible Preferred Stocks	4,830,603	1,802,814	—	6,633,417
Preferred Stocks
Auto Components	1,736,790	—	—	1,736,790
Technology Hardware, Storage & Peripherals	—	2,191,130	—	2,191,130
Total Preferred Stocks	1,736,790	2,191,130	—	3,927,920
Total Municipals*	—	3,108,675	—	3,108,675
Total Short-Term Investment*	—	34,895,990	—	34,895,990
Securities Lending Reinvestments
Repurchase Agreements	—	9,778,560	—	9,778,560
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	9,778,560	—	14,778,560
Total Investments	$449,571,747	$362,766,951	$—	$812,338,698

Collateral for Securities Loaned (Liability)	$—	$(14,778,560)	$—	$(14,778,560)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-240

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Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.5%
Lockheed Martin Corp.	92,339	$34,119,261
Northrop Grumman Corp.	217,688	70,452,544
Raytheon Technologies Corp.	325,816	25,175,802

		129,747,607

Banks—10.5%
Citigroup, Inc.	1,144,050	83,229,637
JPMorgan Chase & Co.	1,114,785	169,703,721
PNC Financial Services Group, Inc. (The) (a)	271,234	47,577,156
Truist Financial Corp. (a)	545,801	31,831,114
U.S. Bancorp	982,367	54,334,719

		386,676,347

Beverages—2.0%
Diageo plc	1,242,144	51,084,279
PepsiCo, Inc.	166,776	23,590,465

		74,674,744

Building Products—3.4%
Johnson Controls International plc	848,261	50,615,734
Masco Corp.	513,242	30,743,196
Trane Technologies plc	259,905	43,029,871

		124,388,801

Capital Markets—6.2%
BlackRock, Inc.	67,709	51,049,878
Goldman Sachs Group, Inc. (The)	145,356	47,531,412
Moody’s Corp.	66,042	19,720,802
Morgan Stanley	543,294	42,192,212
Nasdaq, Inc. (a)	378,568	55,823,637
T. Rowe Price Group, Inc.	75,057	12,879,781

		229,197,722

Chemicals—3.8%
DuPont de Nemours, Inc.	319,516	24,692,196
International Flavors & Fragrances, Inc.	62,939	8,786,914
PPG Industries, Inc. (a)	425,936	64,001,143
Sherwin-Williams Co. (The)	56,055	41,369,151

		138,849,404

Consumer Finance—1.4%
American Express Co. (a)	372,422	52,675,368

Diversified Telecommunication Services—0.3%
Verizon Communications, Inc.	190,499	11,077,517

Electric Utilities—5.1%
American Electric Power Co., Inc.	326,851	27,684,279
Duke Energy Corp.	811,715	78,354,849
Southern Co. (The) (a)	1,012,442	62,933,395
Xcel Energy, Inc.	282,122	18,763,934

		187,736,457

Electrical Equipment—1.6%
Eaton Corp. plc	420,663	58,169,280

Equity Real Estate Investment Trusts—0.4%
Public Storage	51,338	12,668,165

Food Products—2.4%
Archer-Daniels-Midland Co.	344,905	19,659,585
J.M. Smucker Co. (The) (a)	80,015	10,124,298
Nestle S.A.	506,370	56,437,633

		86,221,516

Health Care Equipment & Supplies—6.7%
Abbott Laboratories	491,679	58,922,811
Boston Scientific Corp. (a) (b)	897,856	34,702,135
Danaher Corp.	262,650	59,117,262
Medtronic plc	788,801	93,181,062

		245,923,270

Health Care Providers & Services—3.4%
Cigna Corp.	361,619	87,417,777
McKesson Corp.	181,684	35,435,647

		122,853,424

Hotels, Restaurants & Leisure—0.4%
Marriott International, Inc. - Class A (b)	100,269	14,850,842

Household Products—2.0%
Colgate-Palmolive Co.	295,448	23,290,166
Kimberly-Clark Corp. (a)	210,594	29,283,095
Reckitt Benckiser Group plc	249,422	22,345,934

		74,919,195

Industrial Conglomerates—2.7%
Honeywell International, Inc.	456,061	98,997,161

Insurance—8.5%
Aon plc - Class A (a)	373,027	85,837,243
Chubb, Ltd.	468,580	74,021,583
Marsh & McLennan Cos., Inc.	543,024	66,140,323
Progressive Corp. (The)	344,468	32,934,585
Travelers Cos., Inc. (The) (a)	361,942	54,436,077

		313,369,811

IT Services—5.3%
Accenture plc - Class A	348,273	96,210,416
Fidelity National Information Services, Inc.	315,173	44,316,476
Fiserv, Inc. (b)	447,380	53,256,115

		193,783,007

Life Sciences Tools & Services—1.8%
Thermo Fisher Scientific, Inc.	144,145	65,784,895

Machinery—3.3%
Illinois Tool Works, Inc. (a)	295,447	65,447,420

BHFTII-241

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MFS Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Otis Worldwide Corp.	162,909	$11,151,121
Stanley Black & Decker, Inc.	228,830	45,690,486

		122,289,027

Media—3.2%
Comcast Corp. - Class A	2,176,543	117,772,742

Multi-Utilities—1.4%
Dominion Energy, Inc.	663,319	50,385,711

Oil, Gas & Consumable Fuels—2.5%
Chevron Corp.	212,897	22,309,477
ConocoPhillips	539,125	28,557,451
EOG Resources, Inc. (a)	283,957	20,595,401
Pioneer Natural Resources Co.	119,872	19,038,071

		90,500,400

Pharmaceuticals—7.0%
Johnson & Johnson	836,468	137,473,516
Merck & Co., Inc.	646,653	49,850,480
Pfizer, Inc.	1,556,535	56,393,263
Roche Holding AG	45,991	14,866,110

		258,583,369

Professional Services—1.0%
Equifax, Inc. (a)	199,230	36,086,530

Road & Rail—2.2%
Canadian National Railway Co.	202,247	23,456,607
Union Pacific Corp.	252,887	55,738,824

		79,195,431

Semiconductors & Semiconductor Equipment—5.4%
Analog Devices, Inc. (a)	177,356	27,504,369
Intel Corp. (a)	560,767	35,889,088
NXP Semiconductors NV	166,313	33,485,459
Texas Instruments, Inc.	532,117	100,564,792

		197,443,708

Specialty Retail—1.5%
Lowe’s Cos., Inc.	294,187	55,948,484

Tobacco—0.5%
Philip Morris International, Inc.	201,116	17,847,034

Total Common Stocks (Cost $2,318,543,045)		3,648,616,969

Short-Term Investment—0.6%
Security Description	Principal Amount*	Value

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $22,538,022; collateralized by U.S. Treasury Note at 1.625%, maturing 02/15/26, with a market value of $22,988,864.	22,538,022	22,538,022

Total Short-Term Investments (Cost $22,538,022)		22,538,022

Securities Lending Reinvestments (c)—3.7%

Certificates of Deposit—0.7%
Bank of Montreal (Chicago)
0.175%, 3M LIBOR - 0.010%, 06/09/21 (d)	2,000,000	2,000,044
0.255%, 3M LIBOR + 0.060%, 08/10/21 (d)	2,000,000	2,000,608
China Construction Bank Corp. 0.100%, 04/01/21	4,000,000	3,999,992
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (d)	3,000,000	3,000,750
Mitsubishi UFJ Trust International Ltd. Zero Coupon, 05/05/21	4,997,406	4,999,300
National Westminster Bank plc Zero Coupon, 06/02/21	2,998,576	2,999,190
Skandinaviska Enskilda Banken AB 0.250%, 05/17/21	2,000,000	2,000,286
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	4,992,470	4,999,150

		25,999,320

Commercial Paper—0.4%
Antalis S.A. 0.230%, 04/05/21	2,998,256	2,999,925
Sheffield Receivable 0.220%, 04/06/21	2,998,350	2,999,904
Societe Generale 0.280%, 06/07/21	2,995,637	2,999,109
UBS AG 0.200%, 09/15/21	4,994,889	4,994,410

		13,993,348

Repurchase Agreements—2.2%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $5,000,214; collateralized by various Common Stock with an aggregate market value of $5,555,657.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $4,001,361; collateralized by various Common Stock with an aggregate market value of $4,445,395.	4,000,000	4,000,000

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Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $15,433,556; collateralized by U.S. Treasury Obligations at 0.125%, maturing 04/15/25, and an aggregate market value of $15,742,223.	15,433,551	$15,433,551
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $10,000,006; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $10,504,288; collateralized by various Common Stock with an aggregate market value of $11,550,002.	10,500,000	10,500,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $6,002,450; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $6,413,342.	6,000,000	6,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $800,001; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $816,000.	800,000	800,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $200,001; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $204,001.	200,000	200,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $5,000,028; collateralized by various Common Stock with an aggregate market value of $5,555,648.	5,000,000	5,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $2,000,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $2,212,081.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $5,000,028; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $5,530,202.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $700,032; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $774,228.	700,000	700,000
Societe Generale Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $16,500,087; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $18,313,628.	16,500,000	16,500,000

		81,133,551

Time Deposits—0.4%
ABN AMRO Bank NV 0.070%, 04/01/21	5,000,000	5,000,000
DZ Bank AG 0.020%, 04/01/21	5,000,000	5,000,000
National Australia Bank, Ltd.
0.070%, 04/01/21	1,700,000	1,700,000
Svenska NY 0.020%, 04/01/21	5,000,000	5,000,000

		16,700,000

Total Securities Lending Reinvestments (Cost $137,823,461)		137,826,219

Total Investments—103.7% (Cost $2,478,904,528)		3,808,981,210
Other assets and liabilities (net)—(3.7)%		(136,968,976)

Net Assets—100.0%		$3,672,012,234

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $134,040,462 and the collateral received consisted of cash in the amount of $137,809,134. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

BHFTII-243

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$129,747,607	$—	$—	$129,747,607
Banks	386,676,347	—	—	386,676,347
Beverages	23,590,465	51,084,279	—	74,674,744
Building Products	124,388,801	—	—	124,388,801
Capital Markets	229,197,722	—	—	229,197,722
Chemicals	138,849,404	—	—	138,849,404
Consumer Finance	52,675,368	—	—	52,675,368
Diversified Telecommunication Services	11,077,517	—	—	11,077,517
Electric Utilities	187,736,457	—	—	187,736,457
Electrical Equipment	58,169,280	—	—	58,169,280
Equity Real Estate Investment Trusts	12,668,165	—	—	12,668,165
Food Products	29,783,883	56,437,633	—	86,221,516
Health Care Equipment & Supplies	245,923,270	—	—	245,923,270
Health Care Providers & Services	122,853,424	—	—	122,853,424
Hotels, Restaurants & Leisure	14,850,842	—	—	14,850,842
Household Products	52,573,261	22,345,934	—	74,919,195
Industrial Conglomerates	98,997,161	—	—	98,997,161
Insurance	313,369,811	—	—	313,369,811
IT Services	193,783,007	—	—	193,783,007
Life Sciences Tools & Services	65,784,895	—	—	65,784,895
Machinery	122,289,027	—	—	122,289,027
Media	117,772,742	—	—	117,772,742
Multi-Utilities	50,385,711	—	—	50,385,711
Oil, Gas & Consumable Fuels	90,500,400	—	—	90,500,400
Pharmaceuticals	243,717,259	14,866,110	—	258,583,369
Professional Services	36,086,530	—	—	36,086,530
Road & Rail	79,195,431	—	—	79,195,431
Semiconductors & Semiconductor Equipment	197,443,708	—	—	197,443,708
Specialty Retail	55,948,484	—	—	55,948,484
Tobacco	17,847,034	—	—	17,847,034
Total Common Stocks	3,503,883,013	144,733,956	—	3,648,616,969
Total Short-Term Investment*	—	22,538,022	—	22,538,022
Total Securities Lending Reinvestments*	—	137,826,219	—	137,826,219
Total Investments	$3,503,883,013	$305,098,197	$—	$3,808,981,210

Collateral for Securities Loaned (Liability)	$—	$(137,809,134)	$—	$(137,809,134)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-244

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.6%
Forward Air Corp.	82,128	$7,293,788

Airlines—0.9%
Allegiant Travel Co.	44,819	10,938,525

Auto Components—3.3%
Fox Factory Holding Corp. (a)	181,704	23,087,310
LCI Industries	93,326	12,345,163
XPEL, Inc. (a)	70,133	3,642,007

		39,074,480

Banks—10.2%
Bank of Hawaii Corp.	179,011	16,019,694
BOK Financial Corp.	105,047	9,382,798
Columbia Banking System, Inc.	207,827	8,955,265
Community Bank System, Inc.	183,000	14,039,760
Cullen/Frost Bankers, Inc.	102,008	11,094,390
CVB Financial Corp.	391,884	8,656,718
First Financial Bankshares, Inc.	326,528	15,258,654
First Hawaiian, Inc.	283,151	7,749,843
Glacier Bancorp, Inc.	243,011	13,871,068
Lakeland Financial Corp.	103,876	7,187,181
Prosperity Bancshares, Inc.	127,142	9,521,664

		121,737,035

Biotechnology—1.9%
Abcam plc (a)	231,144	4,434,901
Emergent BioSolutions, Inc. (a)	202,737	18,836,295

		23,271,196

Building Products—1.8%
AAON, Inc.	203,830	14,270,138
CSW Industrials, Inc.	51,533	6,956,955

		21,227,093

Capital Markets—2.7%
Artisan Partners Asset Management, Inc. - Class A	90,077	4,699,317
FactSet Research Systems, Inc.	9,622	2,969,253
Hamilton Lane, Inc. - Class A	55,686	4,931,552
Houlihan Lokey, Inc.	95,329	6,340,332
MarketAxess Holdings, Inc.	26,119	13,005,173

		31,945,627

Chemicals—2.0%
Chase Corp.	57,101	6,645,985
NewMarket Corp.	5,231	1,988,617
Quaker Chemical Corp.	63,497	15,478,664

		24,113,266

Commercial Services & Supplies—4.7%
Driven Brands Holdings, Inc. (a)	144,143	3,664,115
IAA, Inc. (a)	217,462	11,990,855
MSA Safety, Inc.	103,702	15,557,374
Rollins, Inc.	301,686	10,384,032

Commercial Services & Supplies—(Continued)
Tetra Tech, Inc.	105,373	14,301,224

		55,897,600

Communications Equipment—0.9%
NetScout Systems, Inc. (a)	405,234	11,411,389

Construction & Engineering—1.2%
Valmont Industries, Inc.	59,580	14,160,379

Construction Materials—1.2%
Eagle Materials, Inc.	103,404	13,898,532

Containers & Packaging—1.1%
AptarGroup, Inc.	91,599	12,976,830

Distributors—2.6%
Pool Corp.	90,684	31,307,744

Diversified Consumer Services—1.2%
Bright Horizons Family Solutions, Inc. (a)	80,863	13,863,961

Electrical Equipment—0.8%
Array Technologies, Inc. (a)	121,953	3,636,638
Hayward Holdings, Inc. (a)	216,446	3,653,609
Shoals Technologies Group, Inc. - Class A (a)	63,800	2,218,964

		9,509,211

Electronic Equipment, Instruments & Components—7.0%
Cognex Corp.	159,793	13,261,221
Littelfuse, Inc.	63,301	16,739,316
National Instruments Corp.	107,606	4,646,965
Novanta, Inc. (a)	127,605	16,829,824
Rogers Corp. (a)	100,260	18,869,935
Zebra Technologies Corp. - Class A (a)	27,274	13,232,799

		83,580,060

Food & Staples Retailing—0.7%
Grocery Outlet Holding Corp. (a)	240,028	8,854,633

Food Products—1.2%
Lancaster Colony Corp.	57,093	10,011,828
UTZ Brands, Inc.	167,511	4,152,598

		14,164,426

Health Care Equipment & Supplies—5.8%
Atrion Corp.	12,386	7,943,266
Haemonetics Corp. (a)	178,660	19,833,047
IDEXX Laboratories, Inc. (a)	23,775	11,633,345
Neogen Corp. (a)	69,804	6,204,877
West Pharmaceutical Services, Inc.	82,840	23,342,655

		68,957,190

Health Care Providers & Services—1.7%
Chemed Corp.	38,310	17,615,704

BHFTII-245

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
National Research Corp. (a)	63,795	$2,987,520

		20,603,224

Health Care Technology—0.6%
Certara, Inc. (a)	85,766	2,341,412
Simulations Plus, Inc.	83,420	5,275,481

		7,616,893

Hotels, Restaurants & Leisure—1.0%
Texas Roadhouse, Inc.	127,488	12,231,199

Household Products—2.2%
Church & Dwight Co., Inc.	127,130	11,104,805
WD-40 Co.	51,226	15,684,377

		26,789,182

Insurance—1.6%
AMERISAFE, Inc.	101,565	6,500,160
RLI Corp.	116,388	12,985,409

		19,485,569

IT Services—1.3%
Computer Services, Inc.	93,515	5,517,385
Jack Henry & Associates, Inc.	67,194	10,194,674

		15,712,059

Life Sciences Tools & Services—3.0%
Bio-Techne Corp.	73,242	27,973,317
ICON plc (a)	39,240	7,705,559

		35,678,876

Machinery—6.3%
Graco, Inc.	142,366	10,196,253
Kadant, Inc.	51,950	9,611,270
Lindsay Corp.	56,311	9,382,539
Nordson Corp.	50,817	10,096,322
Omega Flex, Inc.	6,281	991,644
RBC Bearings, Inc. (a)	93,437	18,385,598
Toro Co. (The)	162,672	16,777,990

		75,441,616

Media—3.4%
Cable One, Inc.	7,241	13,239,155
Nexstar Media Group, Inc. - Class A	135,812	19,072,079
TechTarget, Inc. (a)	119,736	8,315,665

		40,626,899

Multiline Retail—0.3%
Ollie’s Bargain Outlet Holdings, Inc. (a)	36,340	3,161,580

Professional Services—1.7%
Exponent, Inc.	209,005	20,367,537

Real Estate Management & Development—1.3%
FirstService Corp.	104,276	15,452,660

Semiconductors & Semiconductor Equipment—5.9%
CMC Materials, Inc.	97,589	17,252,759
Lattice Semiconductor Corp. (a)	349,386	15,729,358
MKS Instruments, Inc.	87,013	16,133,950
Power Integrations, Inc.	258,154	21,034,388

		70,150,455

Software—10.9%
Altair Engineering, Inc. - Class A (a)	97,395	6,094,005
American Software, Inc. - Class A	157,042	3,250,769
Aspen Technology, Inc. (a)	165,481	23,883,873
Fair Isaac Corp. (a)	44,209	21,487,784
Manhattan Associates, Inc. (a)	205,218	24,088,489
Model N, Inc. (a)	178,425	6,285,913
Qualys, Inc. (a)	153,251	16,057,640
SPS Commerce, Inc. (a)	105,763	10,503,324
Tyler Technologies, Inc. (a)	33,516	14,228,547
Vertex, Inc. - Class A (a)	200,385	4,404,462

		130,284,806

Specialty Retail—4.3%
Asbury Automotive Group, Inc. (a)	84,909	16,684,619
Floor & Decor Holdings, Inc. - Class A (a)	115,700	11,047,036
Lithia Motors, Inc. - Class A	32,166	12,547,635
Petco Health & Wellness Co., Inc. (a)	145,343	3,220,801
Tractor Supply Co.	44,066	7,803,207

		51,303,298

Trading Companies & Distributors—2.1%
Richelieu Hardware, Ltd.	170,025	5,505,426
SiteOne Landscape Supply, Inc. (a)	49,129	8,388,285
Transcat, Inc. (a)	33,294	1,634,070
Watsco, Inc.	36,425	9,497,819

		25,025,600

Total Common Stocks (Cost $595,193,940)		1,188,114,418

BHFTII-246

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Short-Term Investment—0.7%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $8,548,614; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/26, with a market value of $8,719,609.	8,548,614	$8,548,614

Total Short-Term Investments (Cost $8,548,614)		8,548,614

Total Investments—100.1% (Cost $603,742,554)		1,196,663,032
Other assets and liabilities (net)—(0.1)%		(1,543,168)

Net Assets—100.0%		$1,195,119,864

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

BHFTII-247

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$7,293,788	$—	$—	$7,293,788
Airlines	10,938,525	—	—	10,938,525
Auto Components	39,074,480	—	—	39,074,480
Banks	121,737,035	—	—	121,737,035
Biotechnology	18,836,295	4,434,901	—	23,271,196
Building Products	21,227,093	—	—	21,227,093
Capital Markets	31,945,627	—	—	31,945,627
Chemicals	24,113,266	—	—	24,113,266
Commercial Services & Supplies	55,897,600	—	—	55,897,600
Communications Equipment	11,411,389	—	—	11,411,389
Construction & Engineering	14,160,379	—	—	14,160,379
Construction Materials	13,898,532	—	—	13,898,532
Containers & Packaging	12,976,830	—	—	12,976,830
Distributors	31,307,744	—	—	31,307,744
Diversified Consumer Services	13,863,961	—	—	13,863,961
Electrical Equipment	9,509,211	—	—	9,509,211
Electronic Equipment, Instruments & Components	83,580,060	—	—	83,580,060
Food & Staples Retailing	8,854,633	—	—	8,854,633
Food Products	14,164,426	—	—	14,164,426
Health Care Equipment & Supplies	68,957,190	—	—	68,957,190
Health Care Providers & Services	20,603,224	—	—	20,603,224
Health Care Technology	7,616,893	—	—	7,616,893
Hotels, Restaurants & Leisure	12,231,199	—	—	12,231,199
Household Products	26,789,182	—	—	26,789,182
Insurance	19,485,569	—	—	19,485,569
IT Services	15,712,059	—	—	15,712,059
Life Sciences Tools & Services	35,678,876	—	—	35,678,876
Machinery	75,441,616	—	—	75,441,616
Media	40,626,899	—	—	40,626,899
Multiline Retail	3,161,580	—	—	3,161,580
Professional Services	20,367,537	—	—	20,367,537
Real Estate Management & Development	15,452,660	—	—	15,452,660
Semiconductors & Semiconductor Equipment	70,150,455	—	—	70,150,455
Software	130,284,806	—	—	130,284,806
Specialty Retail	51,303,298	—	—	51,303,298
Trading Companies & Distributors	25,025,600	—	—	25,025,600
Total Common Stocks	1,183,679,517	4,434,901	—	1,188,114,418
Total Short-Term Investment*	—	8,548,614	—	8,548,614
Total Investments	$1,183,679,517	$12,983,515	$—	$1,196,663,032

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-248

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—94.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Airbus SE (a)	84,462	$9,566,626
Teledyne Technologies, Inc. (a)	55,094	22,789,633

		32,356,259

Air Freight & Logistics—0.9%
FedEx Corp.	86,660	24,614,906

Airlines—0.3%
Southwest Airlines Co. (a)	146,100	8,920,866

Auto Components—0.3%
Aptiv plc (a)	51,712	7,131,085

Automobiles—0.8%
Ferrari NV	101,796	21,303,867

Biotechnology—1.3%
Argenx SE (ADR) (a)	18,945	5,217,263
Incyte Corp. (a)	100,836	8,194,942
Vertex Pharmaceuticals, Inc. (a)	99,700	21,424,533

		34,836,738

Capital Markets—1.3%
MSCI, Inc.	12,361	5,182,720
S&P Global, Inc.	48,978	17,282,867
Tradeweb Markets, Inc. - Class A	67,630	5,004,620
XP, Inc. - Class A (a) (b)	177,685	6,693,394

		34,163,601

Chemicals—0.3%
Linde plc	33,217	9,305,410

Commercial Services & Supplies—0.7%
Cintas Corp.	51,501	17,577,806

Electrical Equipment—0.2%
Generac Holdings, Inc. (a)	19,838	6,495,953

Electronic Equipment, Instruments & Components—0.2%
Zebra Technologies Corp. - Class A (a)	12,768	6,194,778

Entertainment—4.5%
Netflix, Inc. (a)	103,684	54,087,795
Playtika Holding Corp. (a)	130,084	3,539,586
ROBLOX Corp. - Class A (a) (b)	31,782	2,060,427
Sea, Ltd. (ADR) (a) (b)	218,570	48,791,381
Spotify Technology S.A. (a)	54,639	14,640,520

		123,119,709

Health Care Equipment & Supplies—2.5%
Align Technology, Inc. (a)	8,204	4,442,712
Intuitive Surgical, Inc. (a)	44,233	32,685,533
Stryker Corp.	131,457	32,020,296

		69,148,541

Health Care Providers & Services—4.8%
Anthem, Inc.	54,708	19,637,437
Cigna Corp.	134,032	32,400,896
HCA Healthcare, Inc.	112,104	21,113,667
Humana, Inc.	23,648	9,914,424
UnitedHealth Group, Inc.	127,588	47,471,667

		130,538,091

Hotels, Restaurants & Leisure—4.4%
Airbnb, Inc. - Class A † (a) (c)	213,614	38,139,285
Booking Holdings, Inc. (a)	8,267	19,260,787
Chipotle Mexican Grill, Inc. (a) (b)	11,326	16,092,207
DraftKings, Inc. - Class A (a) (b)	165,157	10,129,079
Las Vegas Sands Corp. (a)	227,463	13,820,652
Wynn Resorts, Ltd. (a) (b)	185,473	23,252,750

		120,694,760

Industrial Conglomerates—1.2%
Roper Technologies, Inc.	77,679	31,331,048

Insurance—0.1%
Chubb, Ltd.	17,825	2,815,815

Interactive Media & Services—15.7%
Alphabet, Inc. - Class A (a)	45,640	94,133,413
Alphabet, Inc. - Class C (a)	38,938	80,548,315
Facebook, Inc. - Class A (a)	509,117	149,950,230
IAC/InterActiveCorp. (a)	19,980	4,321,874
Kuaishou Technology (a)	30,600	1,062,760
Match Group, Inc. (a)	131,009	17,998,016
Pinterest, Inc. - Class A (a) (b)	133,255	9,864,868
Snap, Inc. - Class A (a) (b)	898,187	46,966,198
Tencent Holdings, Ltd.	298,385	23,523,770

		428,369,444

Internet & Direct Marketing Retail—12.8%
Alibaba Group Holding, Ltd. (ADR) (a)	213,476	48,401,413
Amazon.com, Inc. (a)	86,431	267,424,429
Coupang, Inc. (a) (b)	121,978	6,019,614
DoorDash, Inc. - Class A (a) (b)	37,850	4,963,271
DoorDash, Inc. - Series A † (a) (c)	42,117	5,246,662
Farfetch, Ltd. - Class A (a) (b)	240,248	12,737,949
JD Health International, Inc. (a) (b)	22,450	324,473
Maplebear, Inc. † (a) (c) (d)	17,978	2,247,250
Maplebear, Inc. (Non-Voting Shares) † (a) (c) (d)	939	117,375

		347,482,436

IT Services—11.7%
Affirm Holdings, Inc. (a) (b)	9,042	639,450
Afterpay, Ltd. (a)	154,885	12,141,885
Black Knight, Inc. (a)	158,300	11,712,617
Fidelity National Information Services, Inc.	183,350	25,780,844
Fiserv, Inc. (a) (b)	265,007	31,546,433
Global Payments, Inc.	134,175	27,046,997
MasterCard, Inc. - Class A	199,431	71,007,408
PayPal Holdings, Inc. (a)	125,065	30,370,785

BHFTII-249

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Shopify, Inc. - Class A (a)	9,238	$10,221,847
Snowflake, Inc. - Class A (a)	6,062	1,389,895
SoFi, Inc. † (a) (c) (d)	290,462	8,246,547
StoneCo, Ltd. - Class A (a)	106,682	6,531,072
Stripe, Inc. - Class B † (a) (c) (d)	63,278	2,535,549
Visa, Inc. - A Shares (b)	362,178	76,683,948
Wix.com, Ltd. (a)	11,252	3,141,783

		318,997,060

Life Sciences Tools & Services—0.3%
Avantor, Inc. (a)	262,376	7,590,538

Machinery—0.5%
Cummins, Inc. (b)	44,791	11,605,796
Parker-Hannifin Corp.	5,115	1,613,424

		13,219,220

Pharmaceuticals—1.6%
AstraZeneca plc (ADR) (b)	284,654	14,152,997
Eli Lilly and Co.	152,823	28,550,393

		42,703,390

Professional Services—0.6%
Clarivate plc (a)	145,469	3,838,927
Equifax, Inc.	13,191	2,389,286
TransUnion	121,140	10,902,600

		17,130,813

Road & Rail—0.3%
Norfolk Southern Corp.	25,557	6,862,566

Semiconductors & Semiconductor Equipment—3.3%
Advanced Micro Devices, Inc. (a) (b)	255,350	20,044,975
ASML Holding NV	57,731	35,640,810
NVIDIA Corp.	28,653	15,298,696
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	167,609	19,824,793

		90,809,274

Software—15.1%
Avalara, Inc. (a)	60,382	8,056,770
Coupa Software, Inc. (a) (b)	10,357	2,635,649
Datadog, Inc. - Class A (a) (b)	76,118	6,343,674
Epic Games, Inc. † (a) (c) (d)	7,860	6,956,100
Intuit, Inc.	119,488	45,771,073
Microsoft Corp.	948,943	223,732,291
Paycom Software, Inc. (a)	16,544	6,122,273
Salesforce.com, Inc. (a)	181,457	38,445,295
ServiceNow, Inc. (a)	57,963	28,987,876
Splunk, Inc. (a)	161,143	21,831,654
UiPath, Inc. - Class A † (a) (c) (d)	23,187	1,443,988
Workday, Inc. - Class A (a)	30,013	7,456,130
Zoom Video Communications, Inc. - Class A (a)	41,300	13,269,277

		411,052,050

Specialty Retail—1.7%
Carvana Co. (a) (b)	36,882	9,677,837
Ross Stores, Inc.	304,826	36,551,685

		46,229,522

Technology Hardware, Storage & Peripherals—4.8%
Apple, Inc.	1,078,594	131,750,257

Textiles, Apparel & Luxury Goods—1.5%
lululemon athletica, Inc. (a)	60,598	18,586,013
NIKE, Inc. - Class B	166,080	22,070,371

		40,656,384

Total Common Stocks (Cost $1,445,618,842)		2,583,402,187

Convertible Preferred Stocks—4.5%

Automobiles—3.0%
Aurora Innovation, Inc. - Series B † (a) (c) (d)	205,250	4,034,599
GM Cruise Holdings LLC - Series F † (a) (c) (d)	196,100	5,167,235
Nuro, Inc. - Series C † (a) (c) (d)	179,741	2,346,447
Rivian Automotive, Inc. - Series D † (a) (c) (d)	675,570	24,894,755
Rivian Automotive, Inc. - Series E † (a) (c) (d)	931,845	34,338,488
Rivian Automotive, Inc. - Series F † (a) (c) (d)	174,564	6,432,683
Sila Nano, Inc. - Series F † (a) (c) (d)	52,110	2,150,726
Waymo LLC - Series A-2 † (a) (c) (d)	26,511	2,276,425

		81,641,358

Internet & Direct Marketing Retail—0.9%
ANT International Co., Ltd. - Class C † (a) (c) (d)	1,458,697	11,771,685
Maplebear, Inc. - Series A † (a) (c) (d)	2,525	315,625
Maplebear, Inc. - Series B † (a) (c) (d)	36,727	4,590,875
Rappi, Inc. - Series E † (a) (c) (d)	52,748	3,151,484
Xiaoju Kuaizhi, Inc. - Series A-17 † (a) (c) (d)	91,053	4,013,616

		23,843,285

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Series E † (a) (c)	60,866	684,123

Software—0.6%
Magic Leap, Inc. - Series C † (a) (c) (d)	124,428	286,595
Magic Leap, Inc. - Series D † (a) (c) (d)	90,348	243,939
UiPath, Inc. - Series E † (a) (c) (d)	5,015	312,313
UiPath, Inc. - Series D-1 † (a) (c) (d)	211,056	13,143,673
UiPath, Inc. - Series D-2 † (a) (c) (d)	35,439	2,206,991

		16,193,511

Total Convertible Preferred Stocks (Cost $66,760,401)		122,362,277

BHFTII-250

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Short-Term Investment—0.3%

Security Description	Shares/ Principal Amount*	Value

Mutual Funds—0.3%
T. Rowe Price Government Reserve Fund (e)	9,297,068	$9,297,068

Total Short-Term Investments (Cost $9,297,068)		9,297,068

Securities Lending Reinvestments (f)—7.9%

Certificates of Deposit—1.6%
China Construction Bank Corp. 0.100%, 04/01/21	4,000,000	3,999,992
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (g)	4,000,000	4,001,000
Mitsubishi UFJ Trust International Ltd. Zero Coupon, 05/05/21	3,997,924	3,999,440
Mizuho Bank, Ltd. 0.200%, 09/14/21	3,000,000	2,999,862
National Westminster Bank plc Zero Coupon, 06/02/21	1,999,050	1,999,460
Nordea Bank New York 0.282%, 3M LIBOR + 0.100%, 05/21/21 (g)	4,000,000	4,000,840
Rabobank International London 0.292%, 3M LIBOR + 0.080%, 07/30/21 (g)	2,000,000	2,000,760
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (g)	4,000,000	4,000,720
Skandinaviska Enskilda Banken AB 0.250%, 05/17/21	2,000,000	2,000,286
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	4,992,470	4,999,150
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 09/20/21	2,996,207	2,996,970
Svenska Handelsbanken AB 0.202%, 3M LIBOR + 0.020%, 09/17/21 (g)	3,000,000	3,000,096
Toronto-Dominion Bank 0.304%, 3M LIBOR + 0.070%, 10/08/21 (g)	4,000,000	3,999,647

		43,998,223

Commercial Paper—0.2%
UBS AG 0.200%, 09/15/21	3,995,911	3,995,528

Repurchase Agreements—4.6%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $10,000,428; collateralized by various Common Stock with an aggregate market value of $11,111,315.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $5,001,701; collateralized by various Common Stock with an aggregate market value of $5,556,744.	5,000,000	5,000,000
BMO Capital Markets Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/01/21 with a maturity value of $6,150,043; collateralized by various Common Stock with an aggregate market value of $6,765,120.	6,150,000	6,150,000

Repurchase Agreements—(Continued)
BofA Securities, Inc. Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $2,000,681; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $2,096,277.	2,000,000	2,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $10,000,006; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $7,002,859; collateralized by various Common Stock with an aggregate market value of $7,700,001.	7,000,000	7,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $5,344,451.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $5,800,010; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $5,916,002.	5,800,000	5,800,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $1,600,008; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $1,632,005.	1,600,000	1,600,000
Natixis New York Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $22,389,434; collateralized by U.S. Treasury Obligations with rates ranging from 0.069% - 2.750%, maturity dates ranging from 08/31/21 - 01/15/31, and an aggregate market value of $22,837,227.	22,389,434	22,389,434
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $8,000,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $8,848,324.	8,000,000	8,000,000

BHFTII-251

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $10,000,056; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $11,060,405.	10,000,000	$10,000,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $1,500,069; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,659,061.	1,500,000	1,500,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $2,900,141; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $3,218,139.	2,900,000	2,900,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $10,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $10,200,001.	10,000,000	10,000,000
Societe Generale Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $18,000,095; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $19,978,504.	18,000,000	18,000,000

		125,339,434

Time Deposits—0.7%
ABN AMRO Bank NV 0.070%, 04/01/21	5,000,000	5,000,000
DZ Bank AG 0.020%, 04/01/21	5,000,000	5,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	5,000,000	5,000,000
Svenska NY 0.020%, 04/01/21	5,000,000	5,000,000

		20,000,000

Mutual Funds—0.8%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (h)	1,000,000	1,000,000

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.030% (h)	20,000,000	20,000,000

		21,000,000

Total Securities Lending Reinvestments (Cost $214,329,022)		214,333,185

Total Investments—107.6% (Cost $1,736,005,333)		2,929,394,717
Other assets and liabilities (net)—(7.6)%		(206,222,001)

Net Assets—100.0%		$2,723,172,716

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2021, the market value of restricted securities was $187,295,032, which is 6.9% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $214,803,293 and the collateral received consisted of cash in the amount of $214,320,997 and non-cash collateral with a value of $2,996,273. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 6.9% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

BHFTII-252

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
ANT International Co., Ltd. - Class C	06/07/18	1,458,697	$8,183,290	$11,771,685
Airbnb, Inc. - Class B	04/16/14	213,614	4,859,679	38,139,284
Aurora Innovation, Inc. - Series B	03/01/19	205,250	1,896,572	4,034,599
DoorDash, Inc. - Series A	11/12/19	42,117	1,692,779	5,246,662
Epic Games, Inc.	06/18/20	7,860	4,519,500	6,956,100
GM Cruise Holdings LLC - Series F	05/07/19	196,100	3,578,825	5,167,235
Magic Leap, Inc. - Series C	01/20/16	124,428	2,865,950	286,595
Magic Leap, Inc. - Series D	10/12/17	90,348	2,439,396	243,939
Maplebear, Inc.	08/07/20	17,978	832,991	2,247,250
Maplebear, Inc. - Series A	08/07/20	2,525	154,056	315,625
Maplebear, Inc. (Non-Voting Shares)	08/07/20	939	43,507	117,375
Maplebear, Inc. - Series B	07/02/20	36,727	1,766,271	4,590,875
Nuro, Inc. - Series C	10/30/20	179,741	2,346,447	2,346,447
Rappi, Inc. - Series E	09/08/20-09/24/20	52,748	3,151,484	3,151,484
Rivian Automotive, Inc. - Series D	12/23/19	675,570	7,258,324	24,894,755
Rivian Automotive, Inc. - Series E	07/10/20	931,845	14,434,279	34,338,488
Rivian Automotive, Inc. - Series F	01/19/21	174,564	6,432,683	6,432,683
Sila Nano, Inc. Series F	01/07/21	52,110	2,150,726	2,150,726
SoFi, Inc.	12/30/20	290,462	5,353,215	8,246,547
Stripe, Inc. - Class B	12/17/19	63,278	992,832	2,535,549
UiPath, Inc. - Series E	07/09/20	5,015	93,246	312,313
UiPath, Inc. - Class A	12/11/20	23,187	674,563	1,443,988
UiPath, Inc. - Series D-1	04/26/19	211,056	2,768,471	13,143,673
UiPath, Inc. - Series D-2	04/26/19	35,439	464,862	2,206,991
Waymo LLC - Series A-2	05/08/20	26,511	2,276,425	2,276,425
WeWork Cos., Inc. - Series E	06/23/15	60,866	2,001,856	684,123
Xiaoju Kuaizhi, Inc. - Series A-17	10/19/15	91,053	2,497,238	4,013,616

				$187,295,032

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-253

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$22,789,633	$9,566,626	$—	$32,356,259
Air Freight & Logistics	24,614,906	—	—	24,614,906
Airlines	8,920,866	—	—	8,920,866
Auto Components	7,131,085	—	—	7,131,085
Automobiles	21,303,867	—	—	21,303,867
Biotechnology	34,836,738	—	—	34,836,738
Capital Markets	34,163,601	—	—	34,163,601
Chemicals	9,305,410	—	—	9,305,410
Commercial Services & Supplies	17,577,806	—	—	17,577,806
Electrical Equipment	6,495,953	—	—	6,495,953
Electronic Equipment, Instruments & Components	6,194,778	—	—	6,194,778
Entertainment	123,119,709	—	—	123,119,709
Health Care Equipment & Supplies	69,148,541	—	—	69,148,541
Health Care Providers & Services	130,538,091	—	—	130,538,091
Hotels, Restaurants & Leisure	82,555,475	38,139,285	—	120,694,760
Industrial Conglomerates	31,331,048	—	—	31,331,048
Insurance	2,815,815	—	—	2,815,815
Interactive Media & Services	404,845,674	23,523,770	—	428,369,444
Internet & Direct Marketing Retail	339,546,676	5,571,135	2,364,625	347,482,436
IT Services	296,073,079	12,141,885	10,782,096	318,997,060
Life Sciences Tools & Services	7,590,538	—	—	7,590,538
Machinery	13,219,220	—	—	13,219,220
Pharmaceuticals	42,703,390	—	—	42,703,390
Professional Services	17,130,813	—	—	17,130,813
Road & Rail	6,862,566	—	—	6,862,566
Semiconductors & Semiconductor Equipment	90,809,274	—	—	90,809,274
Software	402,651,962	—	8,400,088	411,052,050
Specialty Retail	46,229,522	—	—	46,229,522
Technology Hardware, Storage & Peripherals	131,750,257	—	—	131,750,257
Textiles, Apparel & Luxury Goods	40,656,384	—	—	40,656,384
Total Common Stocks	2,472,912,677	88,942,701	21,546,809	2,583,402,187
Convertible Preferred Stocks
Automobiles	—	—	81,641,358	81,641,358
Internet & Direct Marketing Retail	—	—	23,843,285	23,843,285
Real Estate Management & Development	—	684,123	—	684,123
Software	—	—	16,193,511	16,193,511
Total Convertible Preferred Stocks	—	684,123	121,678,154	122,362,277
Total Short-Term Investment*	9,297,068	—	—	9,297,068

BHFTII-254

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$43,998,223	$—	$43,998,223
Commercial Paper	—	3,995,528	—	3,995,528
Repurchase Agreements	—	125,339,434	—	125,339,434
Time Deposits	—	20,000,000	—	20,000,000
Mutual Funds	21,000,000	—	—	21,000,000
Total Securities Lending Reinvestments	21,000,000	193,333,185	—	214,333,185
Total Investments	$2,503,209,745	$282,960,009	$143,224,963	$2,929,394,717

Collateral for Securities Loaned (Liability)	$—	$(214,320,997)	$—	$(214,320,997)

*	See Schedule of Investments for additional detailed categorizations.

Investments in Securities	Balance as of December 31, 2020	Change in Unrealized Appreciation	Purchases	Balance as of March 31, 2021	Change in Unrealized Appreciation from Investments Held at March 31, 2021
Common Stocks
Internet & Direct Marketing Retail	$1,229,605	$1,135,020	$—	$2,364,625	$1,135,020
IT Services	6,346,047	4,436,049	—	10,782,096	4,436,049
Software	5,194,063	3,206,025	—	8,400,088	3,206,025
Convertible Preferred Stocks
Automobiles	37,762,047	35,295,903	8,583,408	81,641,358	35,295,903
Internet & Direct Marketing Retail	22,217,754	1,625,531	—	23,843,285	1,625,531
Software	7,847,539	8,345,972	—	16,193,511	8,345,972

	$80,597,055	$54,044,500	$8,583,408	$143,224,963	$54,044,500

	Fair Value at March 31, 2021		Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Internet & Direct Marketing Retail	$2,364,625		Market Transaction Method	Precedent Transaction	$125.00	$125.00	$125.00	Increase
IT Services	8,246,547	(a)	Market Proxy	Parent Company Stock Price	$17.15	$17.15	$17.15	Increase
				Liquidity Discount	10.00%	10.00%	10.00%	Decrease
	2,535,549		Market Transaction Method	Precedent Transaction	$40.07	$40.07	$40.07	Increase
Software	6,956,100		Market Transaction Method	Precedent Transaction	$885.00	$885.00	$885.00	Increase
	1,443,988		Market Transaction Method	Precedent Transaction	$62.28	$62.28	$62.28	Increase
Convertible Preferred Stocks
Automobiles	4,034,599		Market Transaction Method	Merger & Acquisition Terms	$19.66	$19.66	$19.66	Increase
	5,167,235		Market Transaction Method	Precedent Transaction	$26.35	$26.35	$26.35	Increase
	2,346,447		Market Transaction Method	Precedent Transaction	$13.05	$13.05	$13.05	Increase
	65,665,926		Market Transaction Method	Precedent Transaction	$36.85	$36.85	$36.85	Increase
	2,150,726		Market Transaction Method	Precedent Transaction	$41.27	$41.27	$41.27	Increase
	2,276,425		Market Transaction Method	Precedent Transaction	$85.87	$85.87	$85.87	Increase
Internet & Direct Marketing Retail	11,771,685	(a)	Redemption Value	Original Purchase Price	$5.61	$5.61	$5.61	Increase
				Guaranteed Return on Investment	15.00%	15.00%	15.00%	Increase
	4,906,500		Market Transaction Method	Precedent Transaction	$125.00	$125.00	$125.00	Increase
	3,151,484		Market Transaction Method	Precedent Transaction	$59.75	$59.75	$59.75	Increase
	4,013,616		Market Transaction Method	Secondary Market Transaction	$44.08	$44.08	$44.08	Increase
Software	530,535		Estimated Liquidation Proceeds	Liquidation Preference Price	$23.30	$27.00	$24.86	Increase
				Discount for Liquidation Preference	90.00%	90.00%	90.00%	Decrease
	15,662,976		Market Transaction Method	Precedent Transaction	$62.28	$62.28	$62.28	Increase

(a)	A change in valuation techniques utilized during the period ended March 31, 2021 was due to company-specific news events.

BHFTII-255

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Curtiss-Wright Corp.	43,321	$5,137,871
Hexcel Corp. (a) (b)	37,963	2,125,928
Mercury Systems, Inc. (b)	49,900	3,525,435
Moog, Inc. - Class A	50,162	4,170,970
Teledyne Technologies, Inc. (b)	19,972	8,261,418

		23,221,622

Air Freight & Logistics—0.4%
XPO Logistics, Inc. (b)	50,556	6,233,555

Airlines—0.3%
Allegiant Travel Co. (b)	21,566	5,263,398

Auto Components—0.9%
LCI Industries (a)	52,152	6,898,667
Patrick Industries, Inc.	98,236	8,350,060

		15,248,727

Banks—1.2%
Ameris Bancorp	38,990	2,047,365
First Bancorp (a)	66,960	2,912,760
Signature Bank	26,449	5,980,119
Western Alliance Bancorp	91,424	8,634,082

		19,574,326

Beverages—1.4%
Boston Beer Co., Inc. (The) - Class A (b)	15,539	18,744,385
Coca-Cola Consolidated, Inc.	11,110	3,208,346

		21,952,731

Biotechnology—11.3%
ACADIA Pharmaceuticals, Inc. (b)	74,991	1,934,768
Acceleron Pharma, Inc. (b)	70,242	9,525,518
Agios Pharmaceuticals, Inc. (a) (b)	61,268	3,163,880
Alector, Inc. (a) (b)	57,982	1,167,757
Alkermes plc (b)	148,373	2,771,608
Allogene Therapeutics, Inc. (a) (b)	60,592	2,138,898
Amicus Therapeutics, Inc. (a) (b)	235,696	2,328,676
Apellis Pharmaceuticals, Inc. (b)	45,389	1,947,642
Arcturus Therapeutics Holdings, Inc. (a) (b)	21,091	871,058
Biohaven Pharmaceutical Holding Co., Ltd. (b)	14,300	977,405
Blueprint Medicines Corp. (b)	57,382	5,579,252
CareDx, Inc. (b)	55,397	3,771,982
ChemoCentryx, Inc. (b)	47,022	2,409,407
CRISPR Therapeutics AG (b)	36,011	4,387,940
Deciphera Pharmaceuticals, Inc. (a) (b)	37,270	1,671,187
Denali Therapeutics, Inc. (a) (b)	79,181	4,521,235
Emergent BioSolutions, Inc. (b)	89,441	8,309,963
Enanta Pharmaceuticals, Inc. (b)	15,671	772,894
Epizyme, Inc. (a) (b)	25,897	225,563
Exact Sciences Corp. (a) (b)	46,771	6,163,482
Exelixis, Inc. (b)	120,248	2,716,402
Fate Therapeutics, Inc. (a) (b)	63,821	5,262,041
FibroGen, Inc. (a) (b)	65,608	2,277,254
Generation Bio Co. (a) (b)	51,700	1,471,382

Biotechnology—(Continued)
Global Blood Therapeutics, Inc. (a) (b)	69,571	2,835,018
Halozyme Therapeutics, Inc. (a) (b)	168,500	7,024,765
IGM Biosciences, Inc. (a) (b)	22,768	1,746,078
Insmed, Inc. (b)	147,562	5,025,962
Intellia Therapeutics, Inc. (a) (b)	53,285	4,276,388
Invitae Corp. (a) (b)	156,246	5,970,160
Ionis Pharmaceuticals, Inc. (a) (b)	27,346	1,229,476
Iovance Biotherapeutics, Inc. (a) (b)	114,644	3,629,629
Karuna Therapeutics, Inc. (a) (b)	16,294	1,959,028
Karyopharm Therapeutics, Inc. (a) (b)	55,348	582,261
Kodiak Sciences, Inc. (a) (b)	65,408	7,416,613
Madrigal Pharmaceuticals, Inc. (a) (b)	10,327	1,207,949
Mersana Therapeutics, Inc. (a) (b)	39,600	640,728
Mirati Therapeutics, Inc. (b)	33,640	5,762,532
Neurocrine Biosciences, Inc. (b)	30,752	2,990,632
Novavax, Inc. (a) (b)	54,200	9,827,002
Prothena Corp. plc (b)	39,577	994,174
PTC Therapeutics, Inc. (a) (b)	76,430	3,618,960
Replimune Group, Inc. (b)	25,310	772,208
Rocket Pharmaceuticals, Inc. (a) (b)	44,470	1,973,134
Sage Therapeutics, Inc. (a) (b)	34,092	2,551,786
Sarepta Therapeutics, Inc. (b)	14,883	1,109,230
Scholar Rock Holding Corp. (b)	37,283	1,888,757
Seagen, Inc. (b)	20,630	2,864,682
TG Therapeutics, Inc. (b)	53,358	2,571,856
Turning Point Therapeutics, Inc. (b)	48,958	4,630,937
Twist Bioscience Corp. (b)	29,332	3,633,061
Ultragenyx Pharmaceutical, Inc. (a) (b)	95,141	10,832,754
uniQure NV (b)	58,043	1,955,469
Xencor, Inc. (a) (b)	75,331	3,243,753
Zymeworks, Inc. (b)	38,279	1,208,851

		182,341,027

Building Products—1.9%
AAON, Inc. (a)	53,452	3,742,175
Builders FirstSource, Inc. (b)	128,292	5,948,900
CSW Industrials, Inc. (a)	14,700	1,984,500
Gibraltar Industries, Inc. (b)	70,924	6,490,255
Trex Co., Inc. (b)	50,300	4,604,462
UFP Industries, Inc.	94,750	7,185,840

		29,956,132

Capital Markets—1.0%
Cboe Global Markets, Inc.	25,259	2,492,811
FactSet Research Systems, Inc.	7,553	2,330,780
LPL Financial Holdings, Inc.	23,235	3,303,088
MarketAxess Holdings, Inc.	15,825	7,879,584

		16,006,263

Chemicals—2.4%
Chase Corp.	40,079	4,664,795
Element Solutions, Inc.	178,150	3,258,363
HB Fuller Co. (a)	32,487	2,043,757
Ingevity Corp. (a) (b)	64,184	4,847,818
Innospec, Inc.	55,692	5,719,011

BHFTII-256

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
NewMarket Corp.	4,479	$1,702,737
Quaker Chemical Corp. (a)	29,119	7,098,339
Scotts Miracle-Gro Co. (The)	26,763	6,556,132
Stepan Co.	23,761	3,020,261

		38,911,213

Commercial Services & Supplies—2.1%
Casella Waste Systems, Inc. - Class A (a) (b)	195,847	12,449,994
IAA, Inc. (b)	165,731	9,138,407
MSA Safety, Inc.	40,512	6,077,610
U.S. Ecology, Inc. (a) (b)	8,210	341,864
UniFirst Corp.	28,098	6,285,804

		34,293,679

Communications Equipment—0.5%
Lumentum Holdings, Inc. (b)	23,792	2,173,399
Ubiquiti, Inc.	19,202	5,727,957

		7,901,356

Construction & Engineering—0.8%
Comfort Systems USA, Inc.	70,073	5,239,358
EMCOR Group, Inc.	70,473	7,904,252

		13,143,610

Construction Materials—0.4%
Eagle Materials, Inc.	48,118	6,467,540

Consumer Finance—0.5%
Green Dot Corp. - Class A (b)	36,433	1,668,267
PROG Holdings, Inc.	45,067	1,950,951
SLM Corp.	221,933	3,988,136

		7,607,354

Containers & Packaging—0.3%
Berry Global Group, Inc. (b)	69,409	4,261,713

Distributors—0.6%
Pool Corp.	27,931	9,642,898

Diversified Consumer Services—1.1%
Bright Horizons Family Solutions, Inc. (b)	35,962	6,165,685
frontdoor, Inc. (b)	77,180	4,148,425
Service Corp. International (a)	14,917	761,513
Terminix Global Holdings, Inc. (b)	146,865	7,001,054

		18,076,677

Diversified Telecommunication Services—0.4%
Cogent Communications Holdings, Inc.	47,826	3,288,516
Iridium Communications, Inc. (b)	82,300	3,394,875

		6,683,391

Electrical Equipment—0.9%
Array Technologies, Inc. (b)	106,345	3,171,208
Atkore, Inc. (b)	84,767	6,094,747

Electrical Equipment—(Continued)
Shoals Technologies Group, Inc. - Class A (b)	156,937	5,458,269

		14,724,224

Electronic Equipment, Instruments & Components—3.0%
Cognex Corp.	73,977	6,139,351
ePlus, Inc. (b)	14,280	1,422,859
Fabrinet (b)	50,939	4,604,376
Littelfuse, Inc.	38,870	10,278,783
Novanta, Inc. (b)	86,472	11,404,792
OSI Systems, Inc. (a) (b)	49,887	4,794,141
Zebra Technologies Corp. - Class A (b)	19,992	9,699,719

		48,344,021

Energy Equipment & Services—0.2%
Cactus, Inc. - Class A (a)	88,213	2,701,082

Entertainment—1.0%
Cinemark Holdings, Inc. (a) (b)	149,996	3,061,418
Madison Square Garden Entertainment Corp. (b)	56,700	4,638,060
Zynga, Inc. - Class A (b)	802,848	8,197,078

		15,896,556

Equity Real Estate Investment Trusts—2.4%
Equity LifeStyle Properties, Inc.	70,182	4,466,383
First Industrial Realty Trust, Inc.	144,168	6,601,453
Innovative Industrial Properties, Inc. (a)	13,700	2,468,192
Park Hotels & Resorts, Inc. (a) (b)	294,700	6,359,626
PS Business Parks, Inc.	22,587	3,491,498
Ryman Hospitality Properties, Inc. (b)	72,400	5,611,724
Sunstone Hotel Investors, Inc. (b)	115,900	1,444,114
Terreno Realty Corp.	140,370	8,109,175
Universal Health Realty Income Trust	7,372	499,674

		39,051,839

Food & Staples Retailing—1.7%
Casey’s General Stores, Inc.	66,817	14,445,167
Performance Food Group Co. (b)	218,457	12,585,308

		27,030,475

Food Products—0.8%
Hain Celestial Group, Inc. (The) (b)	110,079	4,799,445
J & J Snack Foods Corp. (a)	38,038	5,973,107
John B Sanfilippo & Son, Inc.	29,609	2,675,765

		13,448,317

Health Care Equipment & Supplies—4.6%
AtriCure, Inc. (a) (b)	48,941	3,206,614
Cantel Medical Corp. (b)	61,207	4,886,767
Globus Medical, Inc. - Class A (b)	101,185	6,240,079
Haemonetics Corp. (b)	63,061	7,000,401
ICU Medical, Inc. (b)	40,450	8,310,048
iRhythm Technologies, Inc. (a) (b)	35,414	4,917,588
Lantheus Holdings, Inc. (b)	21,621	462,041
Merit Medical Systems, Inc. (a) (b)	97,044	5,810,995

BHFTII-257

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Nevro Corp. (a) (b)	38,052	$5,308,254
NuVasive, Inc. (a) (b)	70,210	4,602,967
Penumbra, Inc. (a) (b)	23,479	6,352,948
Quidel Corp. (a) (b)	14,234	1,820,956
Shockwave Medical, Inc. (a) (b)	29,377	3,826,648
Tandem Diabetes Care, Inc. (b)	89,384	7,888,138
West Pharmaceutical Services, Inc.	16,188	4,561,455

		75,195,899

Health Care Providers & Services—4.3%
Addus HomeCare Corp. (a) (b)	48,827	5,106,816
Amedisys, Inc. (b)	45,674	12,094,018
AMN Healthcare Services, Inc. (b)	100,310	7,392,847
Chemed Corp.	10,830	4,979,850
Corvel Corp. (b)	41,288	4,235,736
Ensign Group, Inc. (The)	142,775	13,398,006
ModivCare, Inc. (b)	22,167	3,283,376
Molina Healthcare, Inc. (b)	35,180	8,223,677
Pennant Group Inc. (The) (b)	100,472	4,601,618
Surgery Partners, Inc. (b)	50,337	2,227,916
U.S. Physical Therapy, Inc.	41,690	4,339,929

		69,883,789

Health Care Technology—1.2%
Certara, Inc. (a) (b)	55,796	1,523,231
Inspire Medical Systems, Inc. (a) (b)	26,100	5,402,439
Omnicell, Inc. (b)	81,859	10,631,028
Phreesia, Inc. (b)	22,100	1,151,410

		18,708,108

Hotels, Restaurants & Leisure—6.4%
Bloomin’ Brands, Inc. (a) (b)	183,578	4,965,785
Boyd Gaming Corp. (b)	146,307	8,626,261
Brinker International, Inc. (b)	61,000	4,334,660
Choice Hotels International, Inc. (a)	70,499	7,563,838
Churchill Downs, Inc. (a)	67,859	15,432,494
Dine Brands Global, Inc. (a) (b)	26,064	2,346,542
Domino’s Pizza, Inc.	2,637	969,862
Hilton Grand Vacations, Inc. (b)	110,744	4,151,792
Papa John’s International, Inc.	64,131	5,684,572
Penn National Gaming, Inc. (a) (b)	48,475	5,082,119
Planet Fitness, Inc. - Class A (b)	93,900	7,258,470
SeaWorld Entertainment, Inc. (b)	55,235	2,743,522
Six Flags Entertainment Corp. (a) (b)	118,320	5,498,330
Texas Roadhouse, Inc. (b)	111,670	10,713,620
Travel + Leisure Co.	78,105	4,776,902
Vail Resorts, Inc. (a) (b)	20,920	6,101,527
Wendy’s Co. (The)	364,833	7,391,517

		103,641,813

Household Durables—2.8%
Cavco Industries, Inc. (b)	14,569	3,286,912
Helen of Troy, Ltd. (b)	54,069	11,390,175
Installed Building Products, Inc.	18,200	2,018,016
LGI Homes, Inc. (a) (b)	46,474	6,939,033

Household Durables—(Continued)
Tempur Sealy International, Inc.	257,477	9,413,359
TopBuild Corp. (b)	60,832	12,740,046

		45,787,541

Independent Power and Renewable Electricity Producers—0.5%
Clearway Energy, Inc. - Class C	143,283	4,031,983
Ormat Technologies, Inc. (a)	57,275	4,497,806

		8,529,789

Insurance—1.6%
eHealth, Inc. (b)	24,581	1,787,776
Kemper Corp.	115,755	9,227,989
Palomar Holdings, Inc. (b)	31,224	2,093,257
Primerica, Inc.	87,075	12,871,426

		25,980,448

Internet & Direct Marketing Retail—0.3%
RealReal, Inc. (The) (b)	11,500	260,245
Stamps.com, Inc. (b)	25,089	5,005,506

		5,265,751

IT Services—2.2%
Broadridge Financial Solutions, Inc.	14,836	2,271,392
Euronet Worldwide, Inc. (b)	91,269	12,622,503
ExlService Holdings, Inc. (b)	60,287	5,435,476
Gartner, Inc. (b)	5,082	927,719
MAXIMUS, Inc.	58,854	5,240,360
Repay Holdings Corp. (b)	88,300	2,073,284
WEX, Inc. (b)	35,288	7,382,955

		35,953,689

Leisure Products—0.6%
Brunswick Corp.	94,525	9,014,849

Life Sciences Tools & Services—3.5%
Adaptive Biotechnologies Corp. (b)	20,100	809,226
Bruker Corp. (a)	34,991	2,249,221
Charles River Laboratories International, Inc. (b)	26,108	7,566,882
Medpace Holdings, Inc. (b)	88,366	14,496,442
NeoGenomics, Inc. (a) (b)	180,685	8,714,438
PRA Health Sciences, Inc. (b)	46,129	7,072,960
Quanterix Corp. (b)	26,259	1,535,364
Repligen Corp. (b)	73,145	14,220,119

		56,664,652

Machinery—3.6%
Albany International Corp. - Class A	75,126	6,270,767
Douglas Dynamics, Inc.	90,769	4,188,989
Graco, Inc.	76,665	5,490,747
Hydrofarm Holdings Group, Inc. (b)	10,747	648,259
John Bean Technologies Corp.	60,106	8,014,534
Kadant, Inc.	27,084	5,010,811
Lincoln Electric Holdings, Inc. (a)	30,026	3,691,397
Lydall, Inc. (b)	62,734	2,116,645

BHFTII-258

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
RBC Bearings, Inc. (b)	27,859	$5,481,815
SPX Corp. (b)	72,759	4,239,667
Toro Co. (The)	64,732	6,676,459
Woodward, Inc.	51,442	6,205,449

		58,035,539

Media—1.1%
Cable One, Inc. (a)	6,134	11,215,160
Nexstar Media Group, Inc. - Class A	24,240	3,404,023
TechTarget, Inc. (a) (b)	48,000	3,333,600

		17,952,783

Metals & Mining—0.4%
Alcoa Corp. (b)	203,604	6,615,094

Oil, Gas & Consumable Fuels—2.4%
APA Corp.	296,900	5,314,510
Marathon Oil Corp.	337,300	3,602,364
Matador Resources Co. (a)	80,201	1,880,714
PDC Energy, Inc. (b)	152,650	5,251,160
Renewable Energy Group, Inc. (a) (b)	69,855	4,613,224
Targa Resources Corp.	101,100	3,209,925
Texas Pacific Land Corp. (a)	9,907	15,746,483

		39,618,380

Pharmaceuticals—1.6%
Arvinas, Inc. (b)	36,244	2,395,729
Axsome Therapeutics, Inc. (a) (b)	26,431	1,496,523
Catalent, Inc. (b)	78,739	8,292,004
Horizon Therapeutics plc (b)	68,952	6,346,342
Nektar Therapeutics (a) (b)	49,725	994,500
Pacira BioSciences, Inc. (a) (b)	36,680	2,570,901
Reata Pharmaceuticals, Inc. - Class A (a) (b)	18,356	1,830,093
Supernus Pharmaceuticals, Inc. (a) (b)	69,099	1,809,012

		25,735,104

Professional Services—2.9%
ASGN, Inc. (b)	85,118	8,123,662
Booz Allen Hamilton Holding Corp.	110,037	8,861,280
CACI International, Inc. - Class A (b)	41,432	10,219,617
Exponent, Inc.	118,731	11,570,336
Insperity, Inc.	61,411	5,142,557
Science Applications International Corp. (a)	29,317	2,450,608
Upwork, Inc. (b)	18,000	805,860

		47,173,920

Road & Rail—1.1%
Landstar System, Inc.	37,023	6,111,016
Saia, Inc. (a) (b)	50,705	11,691,559

		17,802,575

Semiconductors & Semiconductor Equipment—5.9%
Advanced Energy Industries, Inc.	70,439	7,689,826
Cirrus Logic, Inc. (b)	77,248	6,549,858

Semiconductors & Semiconductor Equipment—(Continued)
CMC Materials, Inc.	46,325	8,189,797
Diodes, Inc. (b)	58,140	4,641,898
Entegris, Inc.	123,872	13,848,889
FormFactor, Inc. (b)	163,530	7,376,838
Inphi Corp. (b)	36,573	6,524,989
Lattice Semiconductor Corp. (a) (b)	141,082	6,351,512
MaxLinear, Inc. (b)	99,752	3,399,548
MKS Instruments, Inc.	56,606	10,495,884
Monolithic Power Systems, Inc.	21,039	7,431,185
Onto Innovation, Inc. (a) (b)	39,475	2,593,902
Power Integrations, Inc.	108,820	8,866,654
SiTime Corp. (b)	13,800	1,360,680

		95,321,460

Software—8.8%
ACI Worldwide, Inc. (b)	191,893	7,301,529
Alarm.com Holdings, Inc. (a) (b)	29,000	2,505,020
Aspen Technology, Inc. (b)	51,158	7,383,634
Blackbaud, Inc. (a) (b)	72,318	5,140,363
Blackline, Inc. (b)	26,600	2,883,440
CommVault Systems, Inc. (b)	71,198	4,592,271
Descartes Systems Group, Inc. (The) (b)	90,579	5,517,167
Digital Turbine, Inc. (b)	93,089	7,480,632
Envestnet, Inc. (b)	102,992	7,439,112
Fair Isaac Corp. (b)	22,902	11,131,517
Five9, Inc. (b)	76,421	11,946,895
Fortinet, Inc. (b)	14,199	2,618,580
j2 Global, Inc. (a) (b)	31,612	3,789,014
Manhattan Associates, Inc. (b)	83,862	9,843,722
Nuance Communications, Inc. (a) (b)	111,727	4,875,766
Paylocity Holding Corp. (b)	21,947	3,946,729
Pegasystems, Inc.	33,491	3,829,361
Proofpoint, Inc. (b)	39,496	4,968,202
PTC, Inc. (b)	21,716	2,989,207
Qualys, Inc. (a) (b)	67,633	7,086,586
Sapiens International Corp. NV (a)	132,232	4,203,655
SPS Commerce, Inc. (b)	75,779	7,525,612
SS&C Technologies Holdings, Inc.	70,433	4,921,154
Tyler Technologies, Inc. (b)	15,118	6,418,045
Workiva, Inc. (a) (b)	22,500	1,985,850

		142,323,063

Specialty Retail—2.4%
Abercrombie & Fitch Co. - Class A (b)	70,000	2,401,700
Asbury Automotive Group, Inc. (a) (b)	38,753	7,614,964
Burlington Stores, Inc. (b)	19,288	5,763,254
Floor & Decor Holdings, Inc. - Class A (b)	39,400	3,761,912
Murphy USA, Inc.	14,467	2,091,350
RH (a) (b)	27,931	16,663,635

		38,296,815

Technology Hardware, Storage & Peripherals—0.2%
NCR Corp. (a) (b)	76,613	2,907,463

BHFTII-259

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—1.1%
Crocs, Inc. (b)	78,655	$6,327,795
Deckers Outdoor Corp. (b)	34,874	11,523,067
Steven Madden, Ltd.	10,611	395,366

		18,246,228

Trading Companies & Distributors—1.0%
McGrath RentCorp	48,904	3,944,108
SiteOne Landscape Supply, Inc. (a) (b)	44,200	7,546,708
Watsco, Inc. (a)	18,198	4,745,128

		16,235,944

Water Utilities—0.3%
Middlesex Water Co. (a)	56,517	4,465,973

Total Common Stocks (Cost $1,078,072,875)		1,613,340,395

Short-Term Investment—0.4%

Mutual Funds—0.4%
T. Rowe Price Government Reserve Fund (c)	6,456,575	6,456,575

Total Short-Term Investments (Cost $6,456,575)		6,456,575

Securities Lending Reinvestments (d)—12.6%

Certificates of Deposit—3.5%
Bank of Montreal (Chicago) 0.175%, 3M LIBOR - 0.010%, 06/09/21 (e)	2,000,000	2,000,044
Bank of Nova Scotia 0.243%, 3M LIBOR + 0.050%, 11/08/21 (e)	4,000,000	3,998,892
China Construction Bank Corp. 0.100%, 04/01/21	1,000,000	999,998
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (e)	5,000,000	5,001,250
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	4,000,000	3,999,960
Mitsubishi UFJ Trust International Ltd. Zero Coupon, 05/05/21	2,998,443	2,999,580
MUFG Bank, Ltd. Zero Coupon, 04/22/21	3,998,001	3,999,600
National Westminster Bank plc Zero Coupon, 06/02/21	1,999,050	1,999,460
Norinchukin Bank
0.190%, 04/15/21	2,000,000	2,000,074
0.210%, 04/07/21	2,000,000	2,000,046
Rabobank International London 0.292%, 3M LIBOR + 0.080%, 07/30/21 (e)	2,000,000	2,000,760
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (e)	3,000,000	3,000,540
Sumitomo Mitsui Banking Corp. 0.220%, 3M LIBOR + 0.030%, 09/10/21 (e)	3,000,000	3,000,144

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 09/20/21	4,993,679	4,994,950
Svenska Handelsbanken AB 0.202%, 3M LIBOR + 0.020%, 09/17/21 (e)	4,000,000	4,000,128
Toronto-Dominion Bank
0.304%, 3M LIBOR + 0.070%, 10/08/21 (e)	5,000,000	4,999,559
0.368%, 3M LIBOR + 0.130%, 07/02/21 (e)	5,000,000	5,001,820

		55,996,805

Commercial Paper—1.2%
Bedford Row Funding Corp. 0.304%, 3M LIBOR + 0.080%, 10/21/21 (e)	5,000,000	5,001,595
Sheffield Receivable 0.220%, 04/06/21	2,998,350	2,999,904
Societe Generale
0.280%, 06/07/21	4,992,728	4,998,515
UBS AG 0.200%, 09/15/21	6,992,844	6,992,174

		19,992,188

Repurchase Agreements—6.6%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $7,000,299; collateralized by various Common Stock with an aggregate market value of $7,777,920.	7,000,000	7,000,000
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $2,000,681; collateralized by various Common Stock with an aggregate market value of $2,222,698.	2,000,000	2,000,000
BMO Capital Markets Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/01/21 with a maturity value of $2,000,014; collateralized by various Common Stock with an aggregate market value of $2,200,039.	2,000,000	2,000,000
BofA Securities, Inc. RRepurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $5,001,701; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $5,240,693.	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $13,005,308; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $13,895,574.	13,000,000	13,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $7,002,859; collateralized by various Common Stock with an aggregate market value of $7,700,000.	7,000,000	7,000,000

BHFTII-260

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $3,400,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $3,468,001.	3,400,000	$3,400,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $900,004; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $918,003.	900,000	900,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $3,000,017; collateralized by various Common Stock with an aggregate market value of $3,333,389.	3,000,000	3,000,000
Natixis New York Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $16,729,475; collateralized by U.S. Treasury Obligations with rates ranging from 0.069% - 2.750%, maturity dates ranging from 08/31/21 - 01/15/31, and an aggregate market value of $17,064,068.	16,729,475	16,729,475
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $8,200,043; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $9,069,532.	8,200,000	8,200,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with amaturity value of $3,600,020; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 -11/15/50, and various Common Stock with an aggregate market value of $3,981,746.	3,600,000	3,600,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $2,200,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $2,433,289.	2,200,000	2,200,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $3,100,151; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $3,440,080.	3,100,000	3,100,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $10,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $10,200,001.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $19,500,103; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $21,643,379.	19,500,000	19,500,000

		106,629,475

Time Deposits—0.9%
ABN AMRO Bank NV 0.070%, 04/01/21	5,000,000	5,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	5,000,000	5,000,000
Nordea Bank New York 0.020%, 04/01/21	5,000,000	5,000,000

		15,000,000

Mutual Funds—0.4%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (f)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (f)	1,000,000	1,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (f)	5,000,000	5,000,000

		7,000,000

Total Securities Lending Reinvestments (Cost $204,612,723)		204,618,468

Total Investments—112.7% (Cost $1,289,142,173)		1,824,415,438
Other assets and liabilities (net)—(12.7)%		(205,517,176)

Net Assets—100.0%		$1,618,898,262

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $208,676,406 and the collateral received consisted of cash in the amount of $204,602,571 and non-cash collateral with a value of $3,852,405. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the

BHFTII-261

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,613,340,395	$—	$—	$1,613,340,395
Total Short-Term Investment*	6,456,575	—	—	6,456,575
Securities Lending Reinvestments
Certificates of Deposit	—	55,996,805	—	55,996,805
Commercial Paper	—	19,992,188	—	19,992,188
Repurchase Agreements	—	106,629,475	—	106,629,475
Time Deposits	—	15,000,000	—	15,000,000
Mutual Funds	7,000,000	—	—	7,000,000
Total Securities Lending Reinvestments	7,000,000	197,618,468	—	204,618,468
Total Investments	$1,626,796,970	$197,618,468	$—	$1,824,415,438

Collateral for Securities Loaned (Liability)	$—	$(204,602,571)	$—	$(204,602,571)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-262

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—97.8% of Net Assets

Security Description	Shares	Value

Chemicals—7.9%
Corteva, Inc.	301,733	$14,066,792
Dow, Inc.	54,933	3,512,416
DuPont de Nemours, Inc.	52,533	4,059,750
FMC Corp. (a)	221,700	24,522,237
Nutrien, Ltd.	621,023	33,466,930
Yara International ASA	192,100	9,992,471

		89,620,596

Electrical Equipment—3.5%
Soltec Power Holdings S.A. (a) (b)	187,489	2,312,080
Sunrun, Inc. (a) (b)	613,700	37,116,576

		39,428,656

Electronic Equipment, Instruments & Components—1.5%
IPG Photonics Corp. (a) (b)	81,000	17,086,140

Energy Equipment & Services—2.4%
Liberty Oilfield Services, Inc. - Class A (a)	1,356,100	15,310,369
Solaris Oilfield Infrastructure, Inc. - Class A (a)	949,200	11,646,684

		26,957,053

Food Products—6.7%
Bunge, Ltd.	294,300	23,329,161
Darling Ingredients, Inc. (a) (b)	183,000	13,465,140
Sanderson Farms, Inc. (a)	72,600	11,309,628
Tyson Foods, Inc. - Class A	375,200	27,877,360

		75,981,289

Independent Power and Renewable Electricity Producers—1.5%
Ormat Technologies, Inc. (a)	212,900	16,719,037

Machinery—1.8%
Chart Industries, Inc. (a) (b)	141,420	20,131,137

Marine—1.0%
Kirby Corp. (a) (b)	189,531	11,424,929

Metals & Mining—34.0%
Agnico Eagle Mines, Ltd. (U.S. Listed Shares)	426,033	24,628,968
Anglo American plc	1,032,200	40,442,829
B2Gold Corp. (a)	1,915,000	8,253,650
Barrick Gold Corp.	1,150,735	22,784,553
Ecograf, Ltd. (b)	2,259,649	1,017,295
Endeavour Mining Corp. (a)	525,300	10,587,928
Euro Manganese, Inc. (b)	3,447,407	1,819,245
First Quantum Minerals, Ltd.	2,432,700	46,362,031
Freeport-McMoRan, Inc. (a)	1,523,300	50,162,269
Galaxy Resources, Ltd. (b)	699,300	1,353,667
Kinross Gold Corp.	2,618,600	17,466,062
Kirkland Lake Gold, Ltd. (a)	598,964	20,244,983
Lundin Mining Corp. (a)	2,657,000	27,337,479
MP Materials Corp. (a) (b)	253,385	9,109,191
Newmont Corp.	509,217	30,690,509
Piedmont Lithium, Ltd. (ADR) (b)	127,100	8,832,179
Rio Tinto plc (ADR) (a)	375,200	29,134,280

Metals & Mining—(Continued)
Sibanye Stillwater, Ltd. (ADR) (a)	1,960,900	35,021,674

		385,248,792

Mortgage Real Estate Investment Trusts—4.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	827,043	46,397,112

Oil, Gas & Consumable Fuels—21.5%
Cabot Oil & Gas Corp. (a)	745,700	14,004,246
Chevron Corp.	212,900	22,309,791
Cimarex Energy Co.	431,300	25,614,907
ConocoPhillips (a)	404,622	21,432,827
Devon Energy Corp.	932,682	20,379,102
Diamondback Energy, Inc.	387,406	28,470,467
EQT Corp. (a) (b)	796,000	14,789,680
Equinor ASA (ADR) (a)	503,100	9,790,326
Neste Oyj	179,100	9,499,624
Pioneer Natural Resources Co. (a)	285,387	45,325,164
Valero Energy Corp.	441,100	31,582,760

		243,198,894

Paper & Forest Products—1.8%
Louisiana-Pacific Corp.	375,200	20,808,592

Road & Rail—1.6%
Kansas City Southern	38,300	10,108,136
Union Pacific Corp. (a)	38,300	8,441,703

		18,549,839

Semiconductors & Semiconductor Equipment—3.4%
SolarEdge Technologies, Inc. (a) (b)	135,400	38,919,376

Special Purpose Acquisition Companies—5.1%
Alussa Energy Acquisition Corp. † (b) (c)	665,000	6,339,552
Alussa Energy Acquisition Corp. - Class A (a) (b)	403,100	4,031,000
Climate Change Crisis Real Impact Acquisition Corp. † (b) (c)	635,000	7,982,809
Star Peak Corp. II (b)	502,500	5,258,663
Star Peak Energy Transition Corp. † (b) (c)	761,000	18,490,461
Star Peak Energy Transition Corp. - Class A (a) (b)	608,399	16,171,245

		58,273,730

Total Common Stocks (Cost $775,148,377)		1,108,745,172

Warrants—0.5%

Special Purpose Acquisition Companies—0.5%
Alussa Energy Acquisition Corp. (b)	251,000	572,280
Star Peak Energy Transition Corp. (b)	349,633	4,947,307

Total Warrants (Cost $1,063,623)		5,519,587

BHFTII-263

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Short-Term Investment—3.2%

Security Description	Shares/ Principal Amount*	Value

Mutual Funds—3.2%
AIM STIT-STIC Prime Portfolio	36,650,744	$36,650,744

Total Short-Term Investments (Cost $36,650,744)		36,650,744

Securities Lending Reinvestments (d)—22.3%

Certificates of Deposit—4.1%
Bank of Montreal (Chicago) 0.175%, 3M LIBOR -0.010%, 06/09/21 (e)	2,000,000	2,000,044
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (e)	4,000,000	4,001,000
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	6,000,000	5,999,940
Mizuho Bank, Ltd. 0.200%, 09/14/21	5,000,000	4,999,770
MUFG Bank, Ltd. Zero Coupon, 04/22/21	2,998,501	2,999,700
National Westminster Bank plc Zero Coupon, 06/02/21	1,999,050	1,999,460
Nordea Bank New York 0.282%, 3M LIBOR + 0.100%, 05/21/21 (e)	2,000,000	2,000,420
Norinchukin Bank 0.210%, 04/07/21	2,000,000	2,000,046
Rabobank International London 0.292%, 3M LIBOR + 0.080%, 07/30/21 (e)	2,000,000	2,000,760
Societe Generale 0.230%, 04/05/21	5,000,000	5,000,095
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	4,992,470	4,999,150
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 09/20/21	4,993,679	4,994,950
Svenska Handelsbanken AB 0.202%, 3M LIBOR + 0.020%, 09/17/21 (e)	3,000,000	3,000,096

		45,995,431

Commercial Paper—1.6%
Antalis S.A. 0.230%, 04/05/21	3,997,674	3,999,900
Bedford Row Funding Corp. 0.304%, 3M LIBOR + 0.080%, 10/21/21 (e)	4,000,000	4,001,276
Sheffield Receivable 0.220%, 04/06/21	4,997,250	4,999,840
UBS AG 0.200%, 09/15/21	4,994,889	4,994,410

		17,995,426

Repurchase Agreements—13.0%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $7,000,299; collateralized by various Common Stock with an aggregate market value of $7,777,920.	7,000,000	7,000,000

Repurchase Agreements—(Continued)
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $1,500,510; collateralized by various Common Stock with an aggregate market value of $1,667,023.	1,500,000	1,500,000
BofA Securities, Inc. Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $5,001,701; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $5,240,693.	5,000,000	5,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $25,000,014; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $25,500,000.	25,000,000	25,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $5,002,042; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $10,004,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $10,688,902.	10,000,000	10,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $4,100,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $4,182,001.	4,100,000	4,100,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $1,100,005; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $1,122,003.	1,100,000	1,100,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $2,000,011; collateralized by various Common Stock with an aggregate market value of $2,222,259.	2,000,000	2,000,000
Natixis New York Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $30,762,424; collateralized by U.S. Treasury Obligations with rates ranging from 0.069% - 2.750%, maturity dates ranging from 08/31/21 - 01/15/31, and an aggregate market value of $31,377,679.	30,762,424	30,762,424

BHFTII-264

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $12,900,068; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $14,267,922.	12,900,000	$12,900,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $5,300,029; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $5,862,014.	5,300,000	5,300,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $1,200,055; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,327,249.	1,200,000	1,200,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $2,400,117; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $2,663,288.	2,400,000	2,400,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $3,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $4,800,022; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $5,327,601.	4,800,000	4,800,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $26,804,141; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $29,750,212.	26,804,000	26,804,000

		147,866,424

Time Deposits—2.8%
ABN AMRO Bank NV 0.070%, 04/01/21	10,000,000	10,000,000
DZ Bank AG 0.020%, 04/01/21	5,000,000	5,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	10,000,000	10,000,000

Time Deposits—(Continued)
Svenska NY 0.020%, 04/01/21	7,000,000	7,000,000

		32,000,000

Mutual Funds—0.8%
Wells Fargo Government Money Market Fund, Select Class 0.030% (f)	9,000,000	9,000,000

Total Securities Lending Reinvestments (Cost $252,852,934)		252,857,281

Total Investments—123.8% (Cost $1,065,715,678)		1,403,772,784
Other assets and liabilities (net)—(23.8)%		(270,041,816)

Net Assets—100.0%		$1,133,730,968

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2021, the market value of restricted securities was $32,812,822, which is 2.9% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $276,447,601 and the collateral received consisted of cash in the amount of $252,839,937 and non-cash collateral with a value of $27,078,860. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 2.9% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

BHFTII-265

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Alussa Energy Acquisition Corp.	01/29/21	665,000	$6,650,000	$6,339,552
Climate Change Crisis Real Impact Acquisition Corp.	01/22/21	635,000	6,350,000	7,982,809
Star Peak Energy Transition Corp.	12/04/20	761,000	7,610,000	18,490,461

				$32,812,822

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$79,628,125	$9,992,471	$—	$89,620,596
Electrical Equipment	37,116,576	2,312,080	—	39,428,656
Electronic Equipment, Instruments & Components	17,086,140	—	—	17,086,140
Energy Equipment & Services	26,957,053	—	—	26,957,053
Food Products	75,981,289	—	—	75,981,289
Independent Power and Renewable Electricity Producers	16,719,037	—	—	16,719,037
Machinery	20,131,137	—	—	20,131,137
Marine	11,424,929	—	—	11,424,929
Metals & Mining	340,615,756	44,633,036	—	385,248,792
Mortgage Real Estate Investment Trusts	46,397,112	—	—	46,397,112
Oil, Gas & Consumable Fuels	233,699,270	9,499,624	—	243,198,894
Paper & Forest Products	20,808,592	—	—	20,808,592
Road & Rail	18,549,839	—	—	18,549,839
Semiconductors & Semiconductor Equipment	38,919,376	—	—	38,919,376
Special Purpose Acquisition Companies	25,460,908	32,812,822	—	58,273,730
Total Common Stocks	1,009,495,139	99,250,033	—	1,108,745,172
Total Warrants*	5,519,587	—	—	5,519,587
Total Short-Term Investment*	36,650,744	—	—	36,650,744
Securities Lending Reinvestments
Certificates of Deposit	—	45,995,431	—	45,995,431
Commercial Paper	—	17,995,426	—	17,995,426
Repurchase Agreements	—	147,866,424	—	147,866,424
Time Deposits	—	32,000,000	—	32,000,000
Mutual Funds	9,000,000	—	—	9,000,000
Total Securities Lending Reinvestments	9,000,000	243,857,281	—	252,857,281
Total Investments	$1,060,665,470	$343,107,314	$—	$1,403,772,784

Collateral for Securities Loaned (Liability)	$—	$(252,839,937)	$—	$(252,839,937)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-266

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—50.5% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—1.2%
Boeing Co. (The)
2.196%, 02/04/26	3,730,000	$3,718,433
3.250%, 02/01/35	1,740,000	1,686,265
5.930%, 05/01/60	7,880,000	10,111,027
L3Harris Technologies, Inc. 4.854%, 04/27/35	350,000	424,316
TransDigm, Inc.
4.625%, 01/15/29 (144A) (a)	6,850,000	6,754,443
6.250%, 03/15/26 (144A) (a)	7,290,000	7,728,858
7.500%, 03/15/27 (a)	2,520,000	2,683,800
8.000%, 12/15/25 (144A) (a)	3,300,000	3,593,700

		36,700,842

Agriculture—0.1%
Altria Group, Inc.
4.800%, 02/14/29	645,000	741,110
5.950%, 02/14/49 (a)	829,000	1,032,181

		1,773,291

Airlines—1.4%
Air Canada 7.750%, 04/15/21 (144A) (a)	1,399,000	1,399,979
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	549,565	544,118
American Airlines, Inc. /AAdvantage Loyalty IP, Ltd
5.500%, 04/20/26 (144A) (a)	3,570,000	3,715,263
5.750%, 04/20/29 (144A)	3,200,000	3,403,680
Delta Air Lines, Inc. 3.400%, 04/19/21	1,291,000	1,290,987
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750%, 10/20/28 (144A)	990,000	1,076,522
7.000%, 05/01/25 (144A)	12,520,000	14,422,508
Hawaiian Brand Intellectual Property, Ltd / HawaiianMiles Loyalty, Ltd 5.750%, 01/20/26 (144A) (a)	4,020,000	4,271,652
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 8.000%, 09/20/25 (144A)	7,760,000	8,768,800
United Airlines Pass-Through Trust
3.700%, 06/01/24	2,150,000	2,179,566
4.875%, 01/15/26	750,000	778,125

		41,851,200

Auto Manufacturers—1.2%
Ford Motor Co.
8.500%, 04/21/23 (a)	5,632,000	6,279,680
9.000%, 04/22/25 (a)	2,490,000	3,015,676
Ford Motor Credit Co. LLC
4.000%, 11/13/30	4,850,000	4,811,152
5.125%, 06/16/25 (a)	3,590,000	3,877,200
General Motors Co.
6.125%, 10/01/25	2,370,000	2,786,903
6.600%, 04/01/36	5,134,000	6,663,597
PM General Purchaser LLC 9.500%, 10/01/28 (144A)	8,640,000	9,223,200

		36,657,408

Banks—4.9%
Banco Mercantil del Norte S.A.
6.875%, 5Y H15 + 5.035%, 07/06/22 (144A) (b)	800,000	817,000
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (a) (b)	800,000	875,600
Barclays Bank plc 7.625%, 11/21/22	3,817,000	4,188,876
Barclays plc
2.000%, 5Y EUR Swap + 1.900%, 02/07/28 (EUR) (b)	7,010,000	8,431,212
5.088%, 3M LIBOR + 3.054%, 06/20/30 (b)	200,000	226,518
7.750%, 5Y USD Swap + 4.842%, 09/15/23 (a) (b)	3,650,000	3,982,880
8.000%, 5Y H15 + 5.672%, 06/15/24 (b)	6,660,000	7,392,600
BBVA Bancomer S.A. 5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (b)	8,480,000	8,723,885
Citigroup, Inc. 4.450%, 09/29/27	2,364,000	2,667,978
Credit Agricole S.A.
6.500%, 5Y EUR Swap + 5.120%, 06/23/21 (EUR) (b)	2,735,000	3,248,639
7.875%, 5Y USD Swap + 4.898%, 01/23/24 (144A) (a) (b)	1,750,000	1,962,187
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (a) (b)	7,050,000	8,495,250
Credit Suisse Group AG
7.250%, 5Y H15 + 4.332%, 09/12/25 (144A) (b)	650,000	705,120
7.500%, 5Y USD Swap + 4.600%, 07/17/23 (144A) (b)	3,390,000	3,584,450
Goldman Sachs Group, Inc. (The) 6.750%, 10/01/37	2,000,000	2,827,242
HSBC Holdings plc
4.600%, 5Y H15 + 3.649%, 12/17/30 (a) (b)	890,000	879,988
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (b)	390,000	426,953
6.500%, 5Y USD ICE Swap + 3.606%, 03/23/28 (b)	670,000	751,238
Intesa Sanpaolo S.p.A.
3.125%, 07/14/22 (144A)	1,970,000	2,025,254
3.375%, 01/12/23 (144A)	1,900,000	1,979,854
5.710%, 01/15/26 (144A) (a)	16,830,000	18,862,892
JPMorgan Chase & Co. 3.109%, SOFR + 2.440%, 04/22/51 (b)	6,500,000	6,365,851
Lloyds Banking Group plc
4.582%, 12/10/25 (a)	1,811,000	2,022,041
4.650%, 03/24/26	3,120,000	3,493,584
4.947%, -1 x 5Y EUR Swap + 5.290%, 06/27/25 (EUR) (b)	5,450,000	6,942,457
7.500%, 5Y USD Swap + 4.760%, 06/27/24 (a) (b)	3,580,000	3,991,700
Natwest Group plc
4.500%, 5Y UKG + 3.992%, 03/31/28 (GBP) (b)	6,600,000	9,076,008
5.125%, 05/28/24	2,070,000	2,299,356
6.000%, 12/19/23 (a)	875,000	987,694
8.625%, 5Y USD Swap + 7.598%, 08/15/21 (b)	2,890,000	2,958,637
Santander UK Group Holdings plc 7.375%, 5Y GBP Swap + 5.543%, 06/24/22 (GBP) (b)	2,620,000	3,778,873
UBS AG 7.625%, 08/17/22	2,850,000	3,106,480

BHFTII-267

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group AG 7.000%, 5Y USD Swap + 4.344%, 01/31/24 (144A) (a) (b)	3,600,000	$3,954,204
UniCredit S.p.A.
5.459%, 5Y H15 + 4.750%, 06/30/35 (144A) (b)	4,960,000	5,257,284
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (b)	5,400,000	6,361,524
Wells Fargo & Co. 5.013%, 3M LIBOR + 4.240%, 04/04/51 (b)	3,360,000	4,309,001

		147,960,310

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc.
5.550%, 01/23/49	1,870,000	2,413,067
5.800%, 01/23/59	1,110,000	1,505,392
Constellation Brands, Inc. 4.750%, 12/01/25 (a)	140,000	160,765
Triton Water Holdings, Inc. 6.250%, 04/01/29 (144A)	4,540,000	4,630,800

		8,710,024

Biotechnology—0.2%
Cidron Aida Finco Sarl 6.250%, 04/01/28 (GBP)	4,110,000	5,722,703

Building Materials—0.4%
Cornerstone Building Brands, Inc. 6.125%, 01/15/29 (144A) (a)	2,330,000	2,481,450
SRM Escrow Issuer LLC 6.000%, 11/01/28 (144A) (a)	6,430,000	6,738,640
Summit Materials LLC / Summit Materials Finance Corp. 5.250%, 01/15/29 (144A) (a)	2,380,000	2,484,125

		11,704,215

Chemicals—0.1%
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	1,690,000	1,742,812
Olin Corp. 5.000%, 02/01/30 (a)	1,540,000	1,613,127

		3,355,939

Commercial Services—2.8%
Adtalem Global Education, Inc. 5.500%, 03/01/28 (144A)	7,660,000	7,562,795
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 07/15/26 (144A) (a)	7,000,000	7,423,360
Carriage Services, Inc. 6.625%, 06/01/26 (144A)	5,227,000	5,488,350
CoreCivic, Inc. 5.000%, 10/15/22 (a)	5,400,000	5,443,038
Gartner, Inc. 3.750%, 10/01/30 (144A) (a)	5,930,000	5,880,959
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc. 5.000%, 02/01/26 (144A) (a)	6,680,000	6,796,900

Commercial Services—(Continued)
Metropolitan Museum of Art (The) 3.400%, 07/01/45	2,025,000	1,977,657
MPH Acquisition Holdings LLC 5.750%, 11/01/28 (144A) (a)	4,850,000	4,728,750
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27 (144A) (a)	1,580,000	1,532,600
5.750%, 04/15/26 (144A)	960,000	1,038,768
6.250%, 01/15/28 (144A) (a)	2,720,000	2,831,493
Rent-A-Center, Inc. 6.375%, 02/15/29 (144A) (a)	3,490,000	3,699,400
RR Donnelley and Sons Co. 8.250%, 07/01/27	4,940,000	5,829,200
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625%, 11/01/26 (144A) (a)	4,610,000	4,782,875
United Rentals North America, Inc.
4.875%, 01/15/28 (a)	3,090,000	3,254,913
5.250%, 01/15/30 (a)	9,630,000	10,451,439
WW International, Inc. 8.625%, 12/01/25 (144A) (a)	5,945,000	6,185,475

		84,907,972

Computers—0.2%
NCR Corp. 5.125%, 04/15/29 (144A)	7,380,000	7,435,387

Distribution/Wholesale—0.9%
American News Co. LLC 8.500%, 10.000% PIK, 09/01/26 (144A) (a) (c)	19,635,302	21,991,538
H&E Equipment Services, Inc. 3.875%, 12/15/28 (144A) (a)	5,820,000	5,659,950

		27,651,488

Diversified Financial Services—1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.500%, 09/15/23 (a)	3,200,000	3,441,951
Aviation Capital Group LLC
2.875%, 01/20/22 (144A) (a)	3,100,000	3,144,931
5.500%, 12/15/24 (144A)	3,560,000	3,980,578
Avolon Holdings Funding, Ltd. 4.250%, 04/15/26 (144A) (a)	2,950,000	3,089,879
Carlyle Holdings II Finance LLC 5.625%, 03/30/43 (144A)	3,370,000	4,139,853
Finance of America Funding LLC 7.875%, 11/15/25 (144A)	2,720,000	2,813,568
Global Aircraft Leasing Co., Ltd. 6.500%, 7.250% PIK, 09/15/24 (144A) (a) (c)	13,250,865	12,707,580
KKR Group Finance Co. II LLC 5.500%, 02/01/43 (144A)	130,000	166,142
LD Holdings Group LLC 6.125%, 04/01/28 (144A) (a)	3,760,000	3,806,624
LHC3 plc 4.125%, 4.875% PIK, 08/15/24 (EUR) (c)	250,000	297,573
MasterCard, Inc. 1.900%, 03/15/31 (a)	1,890,000	1,857,740

BHFTII-268

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Mastercard, Inc. 3.850%, 03/26/50	1,180,000	$1,337,117
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	3,800,000	3,968,643
5.250%, 08/15/22 (144A)	344,000	361,138

		45,113,317

Electric—1.3%
AES Corp. (The) 2.450%, 01/15/31 (144A)	3,070,000	2,935,171
FirstEnergy Corp.
4.400%, 07/15/27	1,640,000	1,763,000
7.375%, 11/15/31	3,550,000	4,747,096
NRG Energy, Inc. 3.625%, 02/15/31 (144A) (a)	4,300,000	4,192,500
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A) (a)	1,778,669	1,894,282
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	535,298	472,400
Perusahaan Listrik Negara PT 5.500%, 11/22/21	6,750,000	6,944,063
Southern California Edison Co. 3.900%, 03/15/43	1,217,000	1,246,032
Talen Energy Supply LLC 10.500%, 01/15/26 (144A) (a)	5,110,000	4,573,450
TransAlta Corp. 6.500%, 03/15/40 (a)	9,409,000	10,573,364

		39,341,358

Electronics—0.2%
Sensata Technologies B.V. 4.000%, 04/15/29 (144A)	2,880,000	2,931,926
Sensata Technologies, Inc. 4.375%, 02/15/30 (144A) (a)	2,090,000	2,189,275

		5,121,201

Energy-Alternate Sources—0.0%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	997,145	1,137,746

Engineering & Construction—0.1%
TopBuild Corp. 3.625%, 03/15/29 (144A)	4,290,000	4,236,375

Entertainment—1.2%
Allen Media LLC / Allen Media Co-Issuer, Inc. 10.500%, 02/15/28 (144A) (a)	6,590,000	6,952,450
Boyne USA, Inc. 7.250%, 05/01/25 (144A)	3,470,000	3,607,065
Caesars Entertainment, Inc. 6.250%, 07/01/25 (144A) (a)	4,470,000	4,765,087
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500%, 02/15/23 (144A)	4,724,000	4,889,340
International Game Technology plc 5.250%, 01/15/29 (144A) (a)	3,090,000	3,222,870

Entertainment—(Continued)
Mohegan Gaming & Entertainment 7.875%, 10/15/24 (144A) (a)	6,077,000	6,342,869
Scientific Games International, Inc. 7.000%, 05/15/28 (144A) (a)	540,000	577,049
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.750%, 04/15/25 (144A) (a)	6,768,000	7,337,087

		37,693,817

Environmental Control—0.6%
GFL Environmental, Inc.
3.750%, 08/01/25 (144A) (a)	7,410,000	7,521,150
5.125%, 12/15/26 (144A)	3,290,000	3,466,837
8.500%, 05/01/27 (144A) (a)	6,627,000	7,297,984

		18,285,971

Food—0.5%
Co-operative Group Holdings, Ltd. 7.500%, 07/08/26 (GBP) (d)	2,410,000	4,017,325
Kraft Heinz Foods Co.
4.875%, 10/01/49 (a)	2,190,000	2,456,332
5.500%, 06/01/50 (a)	3,370,000	4,125,560
Simmons Foods, Inc. 4.625%, 03/01/29 (144A)	4,580,000	4,620,166

		15,219,383

Forest Products & Paper—0.2%
Mercer International, Inc. 5.125%, 02/01/29 (144A) (a)	1,570,000	1,626,520
Suzano Austria GmbH 5.750%, 07/14/26	4,200,000	4,937,520

		6,564,040

Healthcare-Services—2.2%
Akumin, Inc. 7.000%, 11/01/25 (144A) (a)	5,690,000	6,052,738
Centene Corp.
3.375%, 02/15/30	1,280,000	1,291,994
5.375%, 06/01/26 (144A) (a)	7,030,000	7,351,271
5.375%, 08/15/26 (144A)	1,920,000	2,025,408
CHS/Community Health Systems, Inc.
6.875%, 04/15/29 (144A) (a)	8,620,000	9,024,019
8.125%, 06/30/24 (144A) (a)	1,531,000	1,606,096
Fresenius Medical Care U.S. Finance II, Inc. 4.750%, 10/15/24 (144A) (a)	700,000	777,759
HCA, Inc.
5.500%, 06/15/47	7,680,000	9,552,340
5.625%, 09/01/28 (a)	7,610,000	8,751,500
Legacy LifePoint Health LLC 4.375%, 02/15/27 (144A) (a)	3,780,000	3,704,400
Radiology Partners, Inc. 9.250%, 02/01/28 (144A) (a)	5,630,000	6,129,662
Syneos Health, Inc. 3.625%, 01/15/29 (144A) (a)	4,430,000	4,308,175

BHFTII-269

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Tenet Healthcare Corp. 4.625%, 06/15/28 (144A) (a)	1,880,000	$1,926,962
U.S. Renal Care, Inc. 10.625%, 07/15/27 (144A)	3,931,000	4,324,100

		66,826,424

Home Builders—0.3%
Empire Communities Corp. 7.000%, 12/15/25 (144A)	5,070,000	5,342,513
MDC Holdings, Inc. 6.000%, 01/15/43 (a)	3,145,000	3,969,383

		9,311,896

Housewares—0.2%
Newell Brands, Inc.
4.700%, 04/01/26 (a)	2,200,000	2,427,458
4.875%, 06/01/25 (a)	2,610,000	2,880,788

		5,308,246

Insurance—0.8%
American International Group, Inc. 6.250%, 03/15/87	453,000	490,019
AXA S.A. 8.600%, 12/15/30	1,320,000	2,017,501
Liberty Mutual Insurance Co. 7.697%, 10/15/97 † (144A)	2,600,000	3,756,125
Massachusetts Mutual Life Insurance Co.
3.375%, 04/15/50 (144A) (a)	800,000	789,219
4.900%, 04/01/77 (144A)	6,285,000	7,460,415
NMI Holdings, Inc. 7.375%, 06/01/25 (144A) (a)	5,040,000	5,815,001
Prudential Financial, Inc.
5.625%, 3M LIBOR + 3.920%, 06/15/43 (b)	550,000	589,403
5.875%, 3M LIBOR + 4.175%, 09/15/42 (a) (b)	1,200,000	1,267,177
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 (144A)	1,771,000	2,165,694
6.850%, 12/16/39 (144A)	216,000	311,724

		24,662,278

Internet—0.8%
Match Group Holdings II LLC 4.625%, 06/01/28 (144A) (a)	2,720,000	2,779,187
Netflix, Inc. 6.375%, 05/15/29 (a)	9,110,000	11,296,400
Tencent Holdings, Ltd. 3.595%, 01/19/28 (144A)	8,110,000	8,685,299

		22,760,886

Investment Companies—0.3%
Compass Group Diversified Holdings LLC 5.250%, 04/15/29 (144A)	3,260,000	3,417,882

Investment Companies—(Continued)
The Vanguard Group, Inc. 3.050%, 08/28/50 (e) (f)	7,460,000	6,206,991

		9,624,873

Iron/Steel—0.3%
ArcelorMittal 3.600%, 07/16/24 (a)	180,000	189,622
Vale Overseas, Ltd.
6.250%, 08/10/26 (a)	3,990,000	4,746,105
6.875%, 11/10/39 (a)	2,180,000	2,911,172

		7,846,899

Leisure Time—1.7%
Carnival Corp. 9.875%, 08/01/27 (144A) (a)	4,260,000	5,015,681
NCL Corp., Ltd.
10.250%, 02/01/26 (144A)	5,330,000	6,253,689
12.250%, 05/15/24 (144A)	8,270,000	10,018,113
Royal Caribbean Cruises, Ltd.
5.500%, 04/01/28 (144A)	1,620,000	1,628,100
11.500%, 06/01/25 (144A)	750,000	874,688
Saga plc 3.375%, 05/12/24 (GBP)	5,800,000	7,531,599
Silversea Cruise Finance, Ltd. 7.250%, 02/01/25 (144A)	7,825,000	8,098,875
Viking Cruises, Ltd.
5.875%, 09/15/27 (144A)	4,462,000	4,361,605
7.000%, 02/15/29 (144A)	2,370,000	2,440,389
VOC Escrow, Ltd. 5.000%, 02/15/28 (144A)	6,560,000	6,480,427

		52,703,166

Lodging—1.0%
Las Vegas Sands Corp.
2.900%, 06/25/25	50,000	51,187
3.200%, 08/08/24	560,000	583,870
Melco Resorts Finance, Ltd. 5.375%, 12/04/29 (144A) (a)	8,230,000	8,742,647
Sands China, Ltd. 5.125%, 08/08/25	4,610,000	5,156,239
Wynn Macau, Ltd.
5.125%, 12/15/29 (144A) (a)	5,550,000	5,688,750
5.625%, 08/26/28 (144A) (a)	10,080,000	10,536,624

		30,759,317

Machinery-Diversified—0.3%
Granite US Holdings Corp. 11.000%, 10/01/27 (144A) (a)	7,730,000	8,715,575

Media—1.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, 05/01/32 (144A)	4,940,000	5,001,750
5.000%, 02/01/28 (144A) (a)	5,990,000	6,335,323

BHFTII-270

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.200%, 03/15/28 (a)	4,010,000	$4,420,169
5.375%, 04/01/38	2,050,000	2,416,231
Clear Channel Worldwide Holdings, Inc. 9.250%, 02/15/24 (a)	2,957,000	3,076,167
CSC Holdings LLC 6.500%, 02/01/29 (144A) (a)	12,520,000	13,834,600
DISH DBS Corp. 7.750%, 07/01/26 (a)	5,710,000	6,302,327
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A) (a)	3,610,000	3,637,075
5.250%, 08/15/27 (144A)	2,190,000	2,252,656
Liberty Interactive LLC 8.500%, 07/15/29	3,090,000	3,522,600
Time Warner Cable LLC 5.875%, 11/15/40 (a)	1,942,000	2,411,660
Univision Communications, Inc. 9.500%, 05/01/25 (144A) (a)	5,160,000	5,650,200

		58,860,758

Metal Fabricate/Hardware—0.1%
Park-Ohio Industries, Inc. 6.625%, 04/15/27	1,840,000	1,858,400

Mining—2.2%
Alcoa Nederland Holding B.V.
6.125%, 05/15/28 (144A) (a)	2,212,000	2,409,310
6.750%, 09/30/24 (144A)	2,200,000	2,273,700
Anglo American Capital plc 4.000%, 09/11/27 (144A) (a)	2,740,000	3,019,837
Barrick Gold Corp. 5.250%, 04/01/42	2,520,000	3,119,621
Barrick North America Finance LLC 5.750%, 05/01/43	6,029,000	7,941,156
First Quantum Minerals, Ltd.
6.500%, 03/01/24 (144A)	8,050,000	8,170,750
6.875%, 10/15/27 (144A) (a)	6,700,000	7,185,750
7.250%, 04/01/23 (144A) (a)	3,109,000	3,163,407
Freeport-McMoRan, Inc. 5.450%, 03/15/43	12,000,000	14,436,000
Glencore Finance Canada, Ltd. 5.550%, 10/25/42 (144A)	1,000,000	1,216,809
Hudbay Minerals, Inc.
4.500%, 04/01/26 (144A)	2,660,000	2,764,565
6.125%, 04/01/29 (144A) (a)	3,684,000	3,932,670
Midwest Vanadium Pty, Ltd. 13.250%, 02/15/18 (144A) † (e) (f) (g)	932,290	0
Northwest Acquisitions ULC / Dominion Finco, Inc. 7.125%, 11/01/22 (144A) † (g)	8,475,000	848
Teck Resources, Ltd.
5.400%, 02/01/43 (a)	4,575,000	5,152,931
6.000%, 08/15/40	1,774,000	2,130,039

		66,917,393

Miscellaneous Manufacturing—0.7%
General Electric Co.
4.250%, 05/01/40	520,000	570,758
4.350%, 05/01/50	680,000	754,762
6.875%, 01/10/39	14,178,000	19,939,355

		21,264,875

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp. 3.250%, 02/15/29 (a)	1,610,000	1,589,875

Oil & Gas—4.5%
Berry Petroleum Co. LLC 7.000%, 02/15/26 (144A) (a)	13,300,000	12,867,750
Chevron USA, Inc. 6.000%, 03/01/41 (a)	8,200,000	11,372,037
Devon Energy Corp. 5.600%, 07/15/41	110,000	126,905
Endeavor Energy Resources L.P. / EER Finance, Inc.
5.500%, 01/30/26 (144A) (a)	1,925,000	1,997,765
5.750%, 01/30/28 (144A) (a)	3,770,000	3,982,326
6.625%, 07/15/25 (144A) (a)	3,860,000	4,125,336
EQT Corp.
7.625%, 02/01/25 (a)	2,930,000	3,372,093
8.500%, 02/01/30	1,720,000	2,193,516
Exxon Mobil Corp. 4.327%, 03/19/50	2,250,000	2,582,534
Gazprom OAO Via Gaz Capital S.A. 4.950%, 03/23/27 (144A)	7,980,000	8,734,365
KazMunayGas National Co. JSC
5.375%, 04/24/30 (144A)	300,000	354,973
6.375%, 10/24/48 (144A)	1,060,000	1,353,472
MEG Energy Corp.
5.875%, 02/01/29 (144A) (a)	2,830,000	2,837,075
6.500%, 01/15/25 (144A) (a)	2,340,000	2,417,103
7.125%, 02/01/27 (144A) (a)	5,290,000	5,541,275
Northern Oil and Gas, Inc. 8.125%, 03/01/28 (144A) (a)	2,270,000	2,256,948
Occidental Petroleum Corp.
4.400%, 04/15/46 (a)	1,030,000	882,133
7.150%, 05/15/28	13,435,000	14,644,150
7.200%, 03/15/29	1,670,000	1,828,650
Parsley Energy LLC / Parsley Finance Corp. 5.625%, 10/15/27 (144A)	3,920,000	4,248,300
PBF Holding Co. LLC / PBF Finance Corp. 9.250%, 05/15/25 (144A) (a)	1,620,000	1,653,939
Petrobras Global Finance B.V.
5.750%, 02/01/29 (a)	7,360,000	8,029,834
6.850%, 06/05/15 (a)	6,170,000	6,336,590
Range Resources Corp.
5.000%, 08/15/22	1,350,000	1,373,895
5.000%, 03/15/23 (a)	1,517,000	1,541,651
5.875%, 07/01/22	1,945,000	1,954,725
8.250%, 01/15/29 (144A) (a)	2,630,000	2,814,100
9.250%, 02/01/26 (a)	14,995,000	16,292,367

BHFTII-271

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Shell International Finance B.V. 4.000%, 05/10/46	360,000	$401,506
WPX Energy, Inc.
5.250%, 10/15/27	899,000	957,902
8.250%, 08/01/23	5,720,000	6,563,700

		135,638,915

Packaging & Containers—0.8%
ARD Finance S.A. 6.500%, 7.250% PIK, 06/30/27 (144A) (c)	4,470,000	4,693,500
Ardagh Metal Packaging 4.000%, 09/01/29 (144A)	6,220,000	6,209,861
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (144A) (a)	340,000	348,408
6.000%, 02/15/25 (144A) (a)	4,000,000	4,122,000
Ball Corp. 2.875%, 08/15/30 (a)	5,470,000	5,268,978
Cascades, Inc./Cascades USA, Inc. 5.375%, 01/15/28 (144A)	3,110,000	3,265,500
WestRock RKT LLC 4.000%, 03/01/23	140,000	147,429

		24,055,676

Pharmaceuticals—2.6%
AbbVie, Inc.
4.050%, 11/21/39	5,080,000	5,687,600
4.550%, 03/15/35	1,300,000	1,509,665
AdaptHealth LLC
4.625%, 08/01/29 (144A) (a)	3,650,000	3,631,750
6.125%, 08/01/28 (144A)	2,980,000	3,158,800
Bausch Health Americas, Inc.
8.500%, 01/31/27 (144A)	10,010,000	11,104,844
9.250%, 04/01/26 (144A) (a)	3,955,000	4,382,140
Bausch Health Cos., Inc. 9.000%, 12/15/25 (144A) (a)	770,000	836,582
Becton Dickinson & Co. 3.700%, 06/06/27 (a)	1,794,000	1,978,816
Cheplapharm Arzneimittel GmbH 5.500%, 01/15/28 (144A) (a)	3,990,000	4,144,692
Cigna Corp. 4.800%, 08/15/38 (a)	5,970,000	7,135,329
CVS Health Corp.
4.780%, 03/25/38	7,610,000	8,981,212
5.125%, 07/20/45 (a)	1,440,000	1,762,922
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 9.500%, 07/31/27 (144A) (a)	8,390,000	9,113,637
Endo Luxembourg Finance Co. I S.a.r.l. 6.125%, 04/01/29 (144A) (a)	8,220,000	8,291,925
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36 (a)	2,660,000	2,866,682
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/01/26 (a)	4,080,000	3,901,500

		78,488,096

Pipelines—3.6%
Blue Racer Midstream LLC / Blue Racer Finance Corp. 7.625%, 12/15/25 (144A) (a)	6,130,000	6,606,424
Cheniere Energy Partners L.P. 4.500%, 10/01/29 (a)	4,070,000	4,220,671
CNX Midstream Partners L.P. / CNX Midstream Finance Corp. 6.500%, 03/15/26 (144A) (a)	2,525,000	2,569,187
DCP Midstream Operating L.P.
5.625%, 07/15/27	480,000	521,122
6.750%, 09/15/37 (144A) (a)	3,480,000	3,884,550
El Paso Natural Gas Co. LLC
7.500%, 11/15/26	4,250,000	5,400,945
8.375%, 06/15/32	190,000	268,184
Energy Transfer Operating L.P.
5.500%, 06/01/27 (a)	1,376,000	1,586,840
5.875%, 01/15/24	1,638,000	1,823,380
6.250%, 04/15/49	1,090,000	1,279,450
7.600%, 02/01/24	630,000	723,492
Energy Transfer Partners L.P. / Regency Energy Finance Corp. 5.875%, 03/01/22	150,000	155,066
Enterprise Products Operating LLC 5.375%, 3M LIBOR + 2.570%, 02/15/78 (b)	13,090,000	13,120,654
EQM Midstream Partners L.P.
6.000%, 07/01/25 (144A) (a)	1,880,000	2,023,350
6.500%, 07/01/27 (144A) (a)	1,660,000	1,804,835
Kinder Morgan, Inc.
4.300%, 06/01/25 (a)	740,000	826,370
7.800%, 08/01/31	67,000	92,819
NGPL PipeCo LLC 7.768%, 12/15/37 (144A) (a)	11,919,000	15,809,148
Northwest Pipeline LLC 4.000%, 04/01/27	13,710,000	15,359,245
Southern Natural Gas Co. LLC 8.000%, 03/01/32	25,000	34,173
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 6.000%, 12/31/30 (144A)	3,230,000	3,192,855
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.000%, 01/15/32 (144A)	860,000	808,847
4.875%, 02/01/31 (144A)	6,120,000	6,201,090
5.375%, 02/01/27 (a)	2,770,000	2,872,670
6.500%, 07/15/27 (a)	10,000	10,867
Western Midstream Operating L.P.
3.950%, 06/01/25	9,253,000	9,502,924
5.300%, 03/01/48	6,900,000	6,924,426
5.450%, 04/01/44 (a)	1,900,000	1,948,450

		109,572,034

Real Estate—0.5%
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	6,600,000	6,897,825
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750%, 01/15/29 (144A) (a)	3,950,000	3,895,688

BHFTII-272

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—(Continued)
Realogy Group LLC / Realogy Co-Issuer Corp.
7.625%, 06/15/25 (144A) (a)	2,680,000	$2,926,024

		13,719,537

Real Estate Investment Trusts—1.2%
CyrusOne L.P. / CyrusOne Finance Corp. 1.450%, 01/22/27 (EUR)	3,190,000	3,767,152
Diversified Healthcare Trust
4.375%, 03/01/31 (a)	1,550,000	1,512,924
4.750%, 02/15/28 (a)	1,590,000	1,568,138
9.750%, 06/15/25	4,200,000	4,754,400
GEO Group, Inc. (The)
5.125%, 04/01/23	740,000	651,940
5.875%, 10/15/24	7,240,000	5,773,900
MPT Operating Partnership L.P. / MPT Finance Corp.
3.692%, 06/05/28 (GBP)	4,656,000	6,687,319
5.000%, 10/15/27 (a)	4,500,000	4,734,022
Service Properties Trust
4.350%, 10/01/24	570,000	566,658
5.500%, 12/15/27 (a)	5,565,000	5,886,284

		35,902,737

Retail—1.5%
Bed Bath & Beyond, Inc. 5.165%, 08/01/44 (a)	7,100,000	6,468,313
L Brands, Inc.
5.250%, 02/01/28 (a)	6,702,000	7,187,895
6.625%, 10/01/30 (144A) (a)	4,850,000	5,537,730
Michaels Stores, Inc. 8.000%, 07/15/27 (144A) (a)	4,090,000	4,519,450
NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.125%, 04/01/26 (144A) (a)	1,630,000	1,662,600
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28 (144A)	1,000,000	1,022,710
7.750%, 02/15/29 (144A) (a)	850,000	920,082
QVC, Inc. 5.450%, 08/15/34	4,120,000	4,120,000
Superior Plus L.P. / Superior General Partner, Inc. 4.500%, 03/15/29 (144A)	2,320,000	2,343,664
Tendam Brands S.A.U.
5.000%, 09/15/24 (144A) (EUR)	1,350,000	1,489,651
5.250%, 3M EURIBOR + 5.250%, 09/15/24 (144A) (EUR) (b)	3,750,000	4,139,265
Wendy’s International LLC 7.000%, 12/15/25	5,178,000	5,747,580

		45,158,940

Semiconductors—0.2%
Amkor Technology, Inc. 6.625%, 09/15/27 (144A)	860,000	930,950
Broadcom, Inc. 4.150%, 11/15/30	2,630,000	2,838,717
NVIDIA Corp. 3.500%, 04/01/50	3,100,000	3,274,237

		7,043,904

Software—0.8%
Black Knight InfoServ LLC 3.625%, 09/01/28 (144A) (a)	3,980,000	3,910,788
Blast Motion, Inc. 7.000%, 01/15/24 (144A) † (e) (f)	4,960,000	4,953,382
CDK Global, Inc. 5.250%, 05/15/29 (144A)	4,000,000	4,291,280
Open Text Corp. 3.875%, 02/15/28 (144A) (a)	1,540,000	1,550,287
Open Text Holdings, Inc. 4.125%, 02/15/30 (144A) (a)	3,758,000	3,809,447
Rackspace Technology Global, Inc. 3.500%, 02/15/28 (144A) (a)	4,980,000	4,786,527
ZoomInfo Technologies LLC 3.875%, 02/01/29 (144A) (a)	1,990,000	1,951,653

		25,253,364

Telecommunications—2.2%
Altice France Holding S.A. 10.500%, 05/15/27 (144A) (a)	5,100,000	5,736,072
British Telecommunications plc 9.625%, 12/15/30	3,875,000	5,969,794
CommScope Technologies LLC 6.000%, 06/15/25 (144A)	1,906,000	1,944,215
CommScope, Inc. 8.250%, 03/01/27 (144A) (a)	6,260,000	6,698,200
Frontier Communications Corp.
5.875%, 10/15/27 (144A) (a)	3,260,000	3,455,600
6.750%, 05/01/29 (144A) (a)	3,280,000	3,459,416
Millicom International Cellular S.A.
6.250%, 03/25/29 (144A)	4,095,000	4,553,558
6.625%, 10/15/26 (144A)	3,861,000	4,112,737
Sprint Capital Corp.
6.875%, 11/15/28 (a)	3,075,000	3,877,483
8.750%, 03/15/32	4,840,000	7,157,150
Switch, Ltd. 3.750%, 09/15/28 (144A) (a)	3,500,000	3,446,520
T-Mobile USA, Inc. 3.500%, 04/15/31 (a)	6,360,000	6,407,700
Verizon Communications, Inc.
3.400%, 03/22/41 (a)	4,000,000	4,060,742
3.550%, 03/22/51	1,300,000	1,298,176
3.700%, 03/22/61	2,940,000	2,905,065
5.250%, 03/16/37	660,000	832,045

		65,914,473

Transportation—0.4%
Union Pacific Corp.
2.973%, 09/16/62 (144A)	535,000	476,339
3.839%, 03/20/60	470,000	499,514
XPO CNW, Inc. 6.700%, 05/01/34 (a)	8,301,000	9,811,367

		10,787,220

Total Corporate Bonds & Notes (Cost $1,432,859,891)		1,527,689,744

BHFTII-273

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (h)—22.1%

Security Description	Principal Amount*	Value

Advertising—0.3%
Terrier Media Buyer, Inc. Term Loan, 3.609%, 1M LIBOR + 3.500%, 12/17/26	7,988,805	$7,928,266

Aerospace/Defense—0.3%
WP CPP Holdings LLC Term Loan, 4.750%, 3M LIBOR + 3.750%, 04/30/25	7,831,108	7,639,246

Airlines—0.7%
Air Canada Term Loan, 1.860%, 1M LIBOR + 1.750%, 10/06/23	1,638,737	1,601,866
JetBlue Airways Corp. Term Loan, 6.250%, 3M LIBOR + 5.250%, 06/17/24	8,043,750	8,251,544
Mileage Plus Holdings LLC Term Loan B, 6.250%, 3M LIBOR + 5.250%, 06/21/27	6,710,000	7,142,889
SkyMiles IP, Ltd. Term Loan B, 4.750%, 3M LIBOR + 3.750%, 10/20/27	5,050,000	5,311,024

		22,307,323

Auto Parts & Equipment—0.5%
American Axle & Manufacturing, Inc. Term Loan B, 3.000%, 1M LIBOR + 2.250%, 04/06/24	2,997,052	2,982,067
Autokiniton U.S. Holdings, Inc. Term Loan B, 03/29/28 (i)	5,800,000	5,800,000
Clarios Global L.P. USD Term Loan B, 3.359%, 1M LIBOR + 3.250%, 04/30/26	6,248,233	6,223,502

		15,005,569

Beverages—0.4%
Triton Water Holdings, Inc. Term Loan, 03/31/28 (i)	10,910,000	10,885,649

Building Materials—0.5%
ACProducts, Inc. Term Loan B, 7.500%, 3M LIBOR + 6.500%, 08/18/25	4,212,000	4,312,035
APi Group DE, Inc. Term Loan B, 2.609%, 1M LIBOR + 2.500%, 10/01/26	7,317,375	7,304,796
CP Atlas Buyer, Inc. Term Loan B, 4.250%, 3M LIBOR + 3.750%, 11/23/27	3,810,000	3,790,653

		15,407,484

Chemicals—0.1%
INEOS Enterprises Holdings U.S. Finco LLC USD Term Loan B, 3.250%, 3M LIBOR + 2.750%, 01/29/26	3,330,000	3,322,507

Commercial Services—1.6%
Adtalem Global Education Inc. Term Loan B, 02/11/28 (i)	6,990,358	6,936,498

Commercial Services—(Continued)
Allied Universal Holdco LLC Term Loan B, 4.359%, 1M LIBOR + 4.250%, 07/10/26	7,978,971	7,967,497
Amentum Government Services Holdings LLC Term Loan B, 3.609%, 1M LIBOR + 3.500%, 01/29/27	4,674,675	4,639,615
Corecivic, Inc. Term Loan, 5.500%, 1M LIBOR + 4.500%, 12/18/24	3,045,188	2,946,219
Garda World Security Corp. Term Loan B, 4.370%, 1M LIBOR + 4.250%, 10/30/26	4,780,876	4,788,846
Mister Car Wash Holdings, Inc. Term Loan B, 3.358%, 1M LIBOR + 3.250%, 05/14/26	2,351,689	2,332,288
MPH Acquisition Holdings LLC Term Loan B, 3.750%, 3M LIBOR + 2.750%, 06/07/23	5,923,884	5,899,311
Parexel International Corp. Term Loan B, 2.859%, 1M LIBOR + 2.750%, 09/27/24	2,985,592	2,954,183
Prime Security Services Borrower LLC Term Loan, 3.500%, 1M LIBOR + 2.750%, 09/23/26	4,828,251	4,811,009
Trans Union LLC Term Loan B5, 1.859%, 1M LIBOR + 1.750%, 11/16/26	794,296	789,773
TruGreen L.P. 2nd Lien Term Loan, 9.250%, 3M LIBOR + 8.500%, 11/02/28	1,820,000	1,883,700
Verscend Holding Corp. Term Loan B, 4.607%, 1M LIBOR + 4.500%, 08/27/25	1,910,597	1,918,104

		47,867,043

Computers—0.8%
McAfee LLC Term Loan B, 3.859%, 1M LIBOR + 3.750%, 09/30/24	1,486,282	1,488,760
PAE Holding Corp. Term Loan B, 5.250%, 3M LIBOR + 4.500%, 10/19/27	3,790,000	3,801,844
Peraton Holding Corp.
Delayed Draw Term Loan B, 02/01/28 (i)	5,713,514	5,715,896
Term Loan B, 4.500%, 3M LIBOR + 3.750%, 02/01/28	3,246,486	3,247,840
Redstone Buyer LLC Term Loan, 6.000%, 3M LIBOR + 5.000%, 09/01/27	4,903,447	4,936,138
Science Applications International Corp. Incremental Term Loan B, 1.984%, 1M LIBOR + 1.875%, 03/12/27	1,355,467	1,357,669
Surf Holdings LLC Term Loan, 3.676%, 3M LIBOR + 3.500%, 03/05/27	3,930,306	3,898,616

		24,446,763

Construction & Engineering—0.1%
Tutor Perini Corp. Term Loan B, 5.500%, 3M LIBOR + 4.750%, 08/13/27	3,780,525	3,828,961

BHFTII-274

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Containers & Packaging—0.3%
First Brands Corp.
2nd Lien Term Loan, 03/22/28 (i)	3,820,000	$3,800,900
Term Loan, 03/30/27 (i)	4,820,000	4,794,396

		8,595,296

Diversified Financial Services—1.4%
Citadel Securities L.P. Term Loan B, 2.609%, 1M LIBOR + 2.500%, 02/29/28	9,057,128	8,973,631
Deerfield Dakota Holding LLC
2nd Lien Term Loan, 9.000%, 1M LIBOR + 8.000%, 04/07/28	2,060,000	2,101,200
Term Loan B, 4.750%, 1M LIBOR + 3.750%, 04/09/27	2,119,350	2,124,648
Edelman Financial Center LLC 1st Lien Term Loan B, 03/19/28 (i)	6,500,000	6,477,250
Focus Financial Partners LLC Term Loan, 2.109%, 1M LIBOR + 2.000%, 07/03/24	1,488,520	1,473,104
Hudson River Trading LLC Term Loan, 3.140%, 3M LIBOR + 3.000%, 03/17/28	13,800,000	13,696,500
Jane Street Group LLC Term Loan, 2.859%, 1M LIBOR + 2.750%, 01/26/28	7,144,794	7,084,063

		41,930,396

Entertainment—0.9%
Allen Media LLC Term Loan B, 5.703%, 3M LIBOR + 5.500%, 02/10/27	8,920,503	8,920,503
Aristocrat Leisure, Ltd. Term Loan B, 4.750%, 3M LIBOR + 3.750%, 10/19/24	3,538,316	3,556,323
Cinemark USA, Inc. Term Loan B, 1.860%, 1M LIBOR + 1.750%, 03/31/25	1,478,538	1,419,397
Lions Gate Capital Holdings LLC Term Loan B, 2.359%, 1M LIBOR + 2.250%, 03/24/25	701,958	693,402
Scientific Games International, Inc. Term Loan B5, 2.859%, 1M LIBOR + 2.750%, 08/14/24	6,363,598	6,249,053
UFC Holdings LLC Term Loan B, 3.750%, 6M LIBOR + 3.000%, 04/29/26	7,456,249	7,439,935

		28,278,613

Food—0.5%
Froneri International, Ltd.
Term Loan, 2.359%, 1M LIBOR + 2.250%, 01/29/27	4,009,700	3,959,266
Term Loan, 2.625%, 6M EURIBOR + 2.625%, 01/29/27 (EUR)	2,780,000	3,226,895
U.S. Foods, Inc. Term Loan B, 1.859%, 1M LIBOR + 1.750%, 06/27/23	7,709,508	7,619,068

		14,805,229

Food Service—0.2%
8th Avenue Food & Provisions, Inc. 2nd Lien Term Loan, 7.861%, 1M LIBOR + 7.750%, 10/01/26	1,452,297	1,445,036
TKC Holdings, Inc. 1st Lien Term Loan, 4.750%, 3M LIBOR + 3.750%, 02/01/23	5,357,073	5,243,235

		6,688,271

Healthcare-Products—0.0%
Maravai Intermediate Holdings LLC Term Loan B, 5.250%, 1M LIBOR + 4.250%, 10/19/27	1,270,692	1,276,251

Healthcare-Services—2.1%
EyeCare Partners, LLC
2nd Lien Term Loan, 8.359%, 1M LIBOR + 8.250%, 02/18/28	4,700,000	4,515,915
Term Loan, 3.859%, 1M LIBOR + 3.750%, 02/18/27	6,464,150	6,405,857
Global Medical Response, Inc. Term Loan B, 5.750%, 3M LIBOR + 4.750%, 10/02/25	3,610,000	3,603,794
Phoenix Guarantor, Inc. Term Loan B, 3.361%, 1M LIBOR + 3.250%, 03/05/26	6,276,530	6,236,649
Precision Medicine Group LLC
Delayed Draw Term Loan, 11/20/27 (j)	795,000	791,853
Term Loan, 3.750%, 3M LIBOR + 3.000%, 11/18/27	6,095,000	6,070,876
Radiology Partners, Inc. 1st Lien Term Loan B, 4.790%, 1M LIBOR + 4.250%, 07/09/25	5,930,000	5,893,679
RadNet, Inc. Term Loan, 4.520%, 6M LIBOR + 3.750%, 06/30/23	7,613,342	7,628,409
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 3.859%, 1M LIBOR + 3.750%, 11/16/25	5,914,074	5,908,527
Surgery Center Holdings, Inc. Term Loan B, 4.250%, 1M LIBOR + 3.250%, 09/03/24	4,564,524	4,530,291
U.S. Renal Care, Inc. Term Loan B, 5.125%, 1M LIBOR + 5.000%, 06/26/26	6,450,252	6,424,051
WP CityMD Bidco LLC 2021 Term Loan B, 4.500%, 3M LIBOR + 3.750%, 08/13/26	4,190,100	4,189,773

		62,199,674

Household Products/Wares—0.1%
Reynolds Consumer Products LLC Term Loan, 1.859%, 1M LIBOR + 1.750%, 02/04/27	1,611,336	1,605,696

Insurance—1.2%
Acrisure, LLC Term Loan B, 3.703%, 3M LIBOR + 3.500%, 02/15/27	2,960,100	2,930,203

BHFTII-275

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Amerilife Holding LLC Term Loan, 4.109%, 3M LIBOR + 4.000%, 03/18/27	1,399,629	$1,403,128
Asurion LLC
Extended Term Loan, 3.359%, 1M LIBOR + 3.250%, 12/23/26	7,480,934	7,441,974
Term Loan B7, 3.109%, 1M LIBOR + 3.000%, 11/03/24	7,084,307	7,065,491
Term Loan B9, 3.359%, 1M LIBOR + 3.250%, 07/31/27	4,790,000	4,760,560
Ryan Specialty Group LLC Term Loan, 3.750%, 1M LIBOR + 3.250%, 09/01/27	4,845,650	4,853,728
Sedgwick Claims Management Services, Inc.
Term Loan B, 3.359%, 1M LIBOR + 3.250%, 12/31/25	3,841,058	3,791,543
Term Loan B3, 5.250%, 1M LIBOR + 4.250%, 09/03/26	3,086,675	3,099,213

		35,345,840

Internet—0.2%
CNT Holdings I Corp. 2nd LienTerm Loan, 4.500%, 6M LIBOR + 3.750%, 11/08/27	6,820,000	6,811,475

Investment Companies—0.2%
Cardinal Parent, Inc. Term Loan B, 5.250%, 6M LIBOR + 4.500%, 11/12/27	5,694,000	5,726,029

Leisure Time—0.7%
Alterra Mountain Co.
Term Loan B, 5.500%, 1M LIBOR + 4.500%, 08/01/26	4,811,400	4,832,450
Term Loan B1, 2.859%, 1M LIBOR + 2.750%, 07/31/24	3,969,444	3,926,277
ClubCorp Holdings, Inc. Term Loan B, 2.953%, 3M LIBOR + 2.750%, 09/18/24	8,099,018	7,633,324
Equinox Holdings, Inc. Term Loan B2, 10.000%, 3M LIBOR + 9.000%, 03/08/24	2,203,350	2,225,383
Royal Caribbean Cruises, Ltd. 2019 Term Loan A, 04/05/22 (i)	3,340,000	3,177,175

		21,794,609

Lodging—0.8%
Boyd Gaming Corp. Term Loan B3, 2.331%, 1W LIBOR + 2.250%, 09/15/23	6,672,490	6,667,185
Caesars Resort Collection LLC
1st Lien Term Loan B, 2.859%, 1M LIBOR + 2.750%, 12/23/24	8,645,440	8,521,162
Term Loan B1, 4.609%, 1M LIBOR + 4.500%, 07/21/25	5,129,512	5,145,860

Lodging—(Continued)
Hilton Worldwide Finance LLC Term Loan B2, 1.859%, 1M LIBOR + 1.750%, 06/22/26	3,440,000	3,412,910

		23,747,117

Machinery-Diversified—0.0%
Douglas Dynamics Holdings, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 06/08/26	885,909	883,694

Media—0.9%
Entercom Media Corp. Term Loan, 2.609%, 1M LIBOR + 2.500%, 11/18/24	2,682,538	2,630,982
iHeartCommunications, Inc.
Incremental Term Loan, 4.750%, 1M LIBOR + 4.000%, 05/01/26	2,917,950	2,885,123
Term Loan, 3.109%, 1M LIBOR + 3.000%, 05/01/26	1,041,832	1,031,321
Nexstar Broadcasting, Inc. Term Loan B4, 2.615%, 1M LIBOR + 2.750%, 09/18/26	6,871,784	6,830,065
Nielsen Finance LLC Term Loan B5, 4.750%, 1M LIBOR + 3.750%, 06/04/25	696,457	700,462
Univision Communications, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 03/15/26	7,009,708	7,013,655
Virgin Media Bristol LLC Term Loan Q, 01/31/29 (i)	5,400,000	5,398,072

		26,489,680

Packaging & Containers—0.2%
Graham Packaging Co., Inc. Term Loan, 3.750%, 1M LIBOR + 3.000%, 08/04/27	5,309,763	5,285,428
Reynolds Group Holdings, Inc. Term Loan, 2.859%, 1M LIBOR + 2.750%, 02/05/23	1,784,034	1,781,107

		7,066,535

Pharmaceuticals—1.0%
Change Healthcare Holdings LLC Term Loan B, 3.500%, 3M LIBOR + 2.500%, 03/01/24	4,491,319	4,490,758
Endo Luxembourg Finance Co. I S.a.r.l.
Term Loan, 03/10/28 (i)	3,317,949	3,293,065
Term Loan B, 5.000%, 3M LIBOR + 4.250%, 04/29/24	1,495,664	1,497,160
Gainwell Acquisition Corp. Term Loan B, 4.750%, 3M LIBOR + 4.000%, 10/01/27	6,882,750	6,865,543
Grifols Worldwide Operations USA, Inc. Term Loan B, 2.081%, 1W LIBOR + 2.000%, 11/15/27	3,081,000	3,050,541

BHFTII-276

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
HC Group Holdings II, Inc. Term Loan B, 3.859%, 1M LIBOR + 3.750%, 08/06/26	12,615,861	$12,582,366

		31,779,433

Real Estate—0.0%
Realogy Group LLC Term Loan B, 3.000%, 1M LIBOR + 2.250%, 02/08/25	806,382	798,318

Real Estate Investment Trusts—0.7%
Apollo Commercial Real Estate Finance, Inc
2021 Incremental Term Loan B1, 4.000%, 3M LIBOR + 3.500%, 03/06/28	10,400,000	10,322,000
Term Loan B, 2.861%, 1M LIBOR + 2.750%, 05/15/26	3,085,397	3,031,403
Claros Mortgage Trust, Inc. Term Loan B, 6.000%, 1M LIBOR + 5.000%, 08/09/26	3,590,909	3,599,886
VICI Properties 1 LLC Term Loan B, 1.861%, 1M LIBOR + 1.750%, 12/20/24	3,960,000	3,919,576

		20,872,865

Retail—2.5%
Academy, Ltd. Term Loan, 5.750%, 1M LIBOR + 5.000%, 10/28/27	8,170,000	8,184,298
CWGS Group LLC Term Loan, 3.500%, 3M LIBOR + 2.750%, 11/08/23	6,111,705	6,100,246
Empire Today, LLC Term Loan B, 03/24/28 (i)	6,830,000	6,827,869
Gannett Holdings LLC 2021 Term Loan B, 7.750%, 3M LIBOR + 7.000%, 01/29/26	8,568,557	8,664,953
Great Outdoors Group LLC Term Loan B, 5.000%, 6M LIBOR + 4.250%, 03/06/28	9,955,050	9,971,645
Harbor Freight Tools USA, Inc. Term Loan B, 3.750%, 1M LIBOR + 3.250%, 10/19/27	5,349,480	5,352,492
IRB Holding Corp. Term Loan B, 3.750%, 6M LIBOR + 2.750%, 02/05/25	1,009,592	1,002,922
Les Schwab Tire Centers Term Loan B, 4.250%, 6M LIBOR + 3.500%, 11/02/27	3,250,000	3,260,832
Michaels Stores, Inc. Term Loan B, 4.250%, 1M LIBOR + 3.500%, 10/01/27	9,068,319	9,068,319
Petco Animal Supplies, Inc. 2021 Term Loan B, 4.000%, 3M LIBOR + 3.250%, 03/03/28	9,850,000	9,820,095

Retail—(Continued)
PetSmart, Inc. Term Loan B, 4.500%, 3M LIBOR + 3.750%, 02/12/28	6,180,000	6,177,423
Whatabrands LLC Term Loan B, 2.856%, 1M LIBOR + 2.750%, 07/31/26	1,359,231	1,353,390

		75,784,484

Software—2.2%
AppLovin Corp. Term Loan B, 3.609%, 1M LIBOR + 3.500%, 08/15/25	4,782,155	4,783,437
Athenahealth, Inc. Term Loan B1, 4.453%, 3M LIBOR + 4.250%, 02/11/26	5,996,875	6,019,363
Castle U.S. Holding Corp. Term Loan B, 3.953%, 3M LIBOR + 3.750%, 01/29/27	3,123,750	3,086,934
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 7.109%, 1M LIBOR + 7.000%, 02/16/29	8,990,000	9,057,425
Term Loan B, 4.109%, 1M LIBOR + 4.000%, 10/16/26	8,563,500	8,556,007
MA FinanceCo. LLC Term Loan B3, 2.859%, 1M LIBOR + 2.750%, 06/21/24	439,546	434,601
Particle Investments S.a.r.l. Term Loan, 5.750%, 3M LIBOR + 5.250%, 02/18/27	3,379,321	3,396,218
Planview Parent, Inc.
Delayed Draw Term Loan, 4.750%, 3M LIBOR + 4.000%, 12/17/27	551,061	552,094
Term Loan, 4.750%, 3M LIBOR + 4.000%, 12/17/27	2,358,939	2,363,362
Rackspace Hosting, Inc. Term Loan, 3.500%, 3M LIBOR + 2.750%, 02/15/28	10,080,000	10,013,220
Seattle Spinco, Inc. Term Loan B3, 2.859%, 1M LIBOR + 2.750%, 06/21/24	2,968,361	2,934,966
Symplr Software, Inc. Term Loan, 5.250%, 6M LIBOR + 4.500%, 12/22/27	4,460,000	4,480,070
Ultimate Software Group, Inc. (The) Term Loan B, 3.859%, 1M LIBOR + 3.750%, 05/04/26	3,133,494	3,133,278
Virgin Pulse, Inc. Term Loan, 03/30/28 (i)	9,100,000	9,054,500

		67,865,475

Telecommunications—0.4%
Delta TopCo, Inc. Term Loan B, 4.500%, 3M LIBOR + 3.750%, 12/01/27	5,740,000	5,740,000
Global Tel*Link Corp.
1st Lien Term Loan, 4.359%, 1M LIBOR + 4.250%, 11/29/25	5,317,164	5,021,950

BHFTII-277

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Global Tel*Link Corp.
2nd Lien Term Loan, 8.359%, 1M LIBOR + 8.250%, 11/29/26	540,000	$418,050

		11,180,000

Transportation—0.3%
Genesee & Wyoming, Inc. Term Loan, 2.203%, 3M LIBOR + 2.000%, 12/30/26	3,575,691	3,568,740
GlobalTranz Enterprises, Inc. Term Loan, 5.203%, 3M LIBOR + 5.000%, 05/15/26	4,881,010	4,661,364

		8,230,104

Total Floating Rate Loans (Cost $662,624,802)		668,393,895

Asset-Backed Securities—7.9%

Asset-Backed - Automobile—0.3%
Hertz Vehicle Financing II L.P.
4.440%, 09/25/21 (144A)	3,210,000	3,158,990
5.860%, 02/25/24 (144A)	4,837,000	4,773,271

		7,932,261

Asset-Backed - Home Equity—0.2%
Bear Stearns Asset-Backed Securities Trust 0.849%, 1M LIBOR + 0.740%, 01/25/34 (b)	8,770	8,356
Structured Asset Securities Corp. Mortgage Loan Trust 0.329%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	2,570,704	93,951
WaMu Asset-Backed Certificates Trust 0.279%, 1M LIBOR + 0.170%, 07/25/47 (b)	8,007,793	6,710,316

		6,812,623

Asset-Backed - Manufactured Housing—0.1%
Origen Manufactured Housing Contract Trust
2.090%, 10/15/37 (b)	651,832	630,116
2.758%, 04/15/37 (b)	696,282	667,937
UCFC Manufactured Housing Contract 7.095%, 04/15/29 (b)	2,201,049	2,162,518

		3,460,571

Asset-Backed - Other—6.5%
522 Funding CLO I, Ltd. 7.581%, 3M LIBOR + 7.340%, 01/15/33 (144A) (b)	850,000	846,252
AIMCO CLO 3.904%, 3M LIBOR + 3.680%, 07/20/29 (144A) (b)	6,750,000	6,739,875
American Money Management Corp. CLO, Ltd. 6.033%, 3M LIBOR + 5.810%, 04/17/29 (144A) (b)	6,300,000	6,131,954
Apidos CLO 6.974%, 3M LIBOR + 6.750%, 04/20/31 (144A) (b)	5,740,000	5,659,606
Applebee’s Funding LLC / IHOP Funding LLC 4.194%, 06/07/49 (144A)	2,985,000	3,065,296
Avery Point CLO, Ltd. 3.145%, 3M LIBOR + 2.950%, 08/05/27 (144A) (b)	1,540,000	1,519,595

Asset-Backed - Other—(Continued)
Barings CLO, Ltd. 5.904%, 3M LIBOR + 5.680%, 01/20/32 (144A) (b)	5,740,000	5,420,081
BCC Funding Corp. XVI LLC 3.940%, 07/20/27 (144A)	5,570,000	5,626,849
Bear Stearns Asset-Backed Securities Trust 6.000%, 10/25/36	1,291,546	868,019
Benefit Street Partners CLO IV, Ltd. 3.824%, 3M LIBOR + 3.600%, 01/20/32 (144A) (b)	3,120,000	3,117,963
BlueMountain CLO, Ltd.
1.232%, 3M LIBOR + 1.050%, 11/20/28 (144A) (b)	2,835,036	2,838,168
5.932%, 3M LIBOR + 5.750%, 11/20/28 (144A) (b)	3,350,000	3,211,823
Canyon Capital CLO, Ltd. Zero Coupon, 04/15/34 (144A) (b)	1,470,000	1,440,446
Carlyle Global Market Strategies, Ltd. 1.244%, 3M LIBOR + 1.050%, 05/15/31 (144A) (b)	9,007,081	9,014,368
Carlyle U.S. CLO, Ltd. 3.924%, 3M LIBOR + 3.700%, 07/20/31 (144A) (b)	8,500,000	8,348,266
Catskill Park CLO, Ltd. 6.224%, 3M LIBOR + 6.000%, 04/20/29 (144A) (b)	7,600,000	7,581,000
Cook Park CLO, Ltd. 5.623%, 3M LIBOR + 5.400%, 04/17/30 (144A) (b)	750,000	707,848
Countrywide Asset-Backed Certificates Trust 1.984%, 1M LIBOR + 1.875%, 06/25/34 (b)	25,107	25,008
Countrywide Revolving Home Equity Loan Resecuritization Trust 0.406%, 1M LIBOR + 0.300%, 12/15/33 (144A) (b)	80,900	75,783
Countrywide Revolving Home Equity Loan Trust 0.246%, 1M LIBOR + 0.140%, 07/15/36 (b)	143,932	136,785
Cumberland Park CLO, Ltd.
2.924%, 3M LIBOR + 2.700%, 07/20/28 (144A) (b)	1,250,000	1,240,643
5.874%, 3M LIBOR + 5.650%, 07/20/28 (144A) (b)	2,400,000	2,380,680
CVP CLO, Ltd. 2.874%, 3M LIBOR + 2.650%, 01/20/31 (144A) (b)	4,500,000	4,321,026
Dividend Solar Loans LLC 3.670%, 08/22/39 (144A)	4,707,901	4,969,636
Dryden 75 CLO, Ltd. Zero Coupon, 04/15/34 (144A) (b)	7,200,000	7,199,287
Dryden Senior Loan Fund Zero Coupon, 04/20/34 (144A) (b)	3,110,000	3,042,510
FNA VI LLC 1.350%, 01/10/32 (144A)	1,527,364	1,525,017
Greenwood Park CLO, Ltd. 5.191%, 3M LIBOR + 4.950%, 04/15/31 (144A) (b)	7,380,000	6,936,897
Greywolf CLO IV, Ltd. 3.832%, 3M LIBOR + 3.650%, 04/17/34 (144A) (b)	4,090,000	4,083,853
HalseyPoint CLO, Ltd. 8.424%, 3M LIBOR + 8.200%, 01/20/33 (144A) (b)	2,770,000	2,490,956
Hildene Community Funding CDO, Ltd. 3.250%, 11/01/35 (144A)	2,220,000	2,195,025
KKR CLO, Ltd. 1.474%, 3M LIBOR + 1.250%, 01/20/29 (144A) (b)	980,000	980,150
LCM, Ltd. 5.724%, 3M LIBOR + 5.500%, 10/20/28 (144A) (b)	4,100,000	3,892,819
Long Beach Mortgage Loan Trust 0.631%, 1M LIBOR + 0.520%, 01/21/31 (b)	9,475	9,388

BHFTII-278

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Marathon CLO 14, Ltd. 3.524%, 3M LIBOR + 3.300%, 01/20/33 (144A) (b)	2,950,000	$2,955,576
Marble Point CLO, Ltd. 7.523%, 3M LIBOR + 7.300%, 10/19/32 (144A) (b)	2,000,000	1,959,706
Midocean Credit CLO VII 4.121%, 3M LIBOR + 3.880%, 07/15/29 (144A) (b)	4,000,000	3,968,160
Mill City Solar Loan, Ltd. 4.340%, 03/20/43 (144A)	5,932	6,439
Oaktree CLO, Ltd.
4.022%, 3M LIBOR + 3.800%, 04/22/30 (144A) (b)	5,300,000	5,202,819
5.424%, 3M LIBOR + 5.200%, 10/20/27 (144A) (b)	5,000,000	4,773,555
Ocean Trails CLO
2.153%, 3M LIBOR + 1.870%, 10/15/29 (144A) (b)	2,480,000	2,486,483
2.553%, 3M LIBOR + 2.270%, 10/15/29 (144A) (b)	2,810,000	2,823,263
3.687%, 3M LIBOR + 3.600%, 07/15/28 (144A) (b)	2,660,000	2,659,715
Saranac CLO III, Ltd. 3.437%, 3M LIBOR + 3.250%, 06/22/30 (144A) (b)	4,652,501	4,397,860
SBA Small Business Investment Cos. 2.845%, 03/10/27	2,590,522	2,715,919
Sound Point CLO, Ltd.
1.315%, 3M LIBOR + 1.100%, 07/26/31 (144A) (b)	3,000,000	3,000,078
1.641%, 3M LIBOR + 1.400%, 04/15/32 (144A) (b)	6,680,000	6,681,182
Symphony CLO, Ltd.
1.183%, 3M LIBOR + 0.960%, 04/16/31 (144A) (b)	2,250,000	2,248,459
5.423%, 3M LIBOR + 5.200%, 04/16/31 (144A) (b)	1,890,000	1,762,502
TCI-Symphony CLO, Ltd.
3.225%, 3M LIBOR + 3.000%, 10/13/29 (144A) (b)	1,450,000	1,444,213
5.725%, 3M LIBOR + 5.500%, 10/13/29 (144A) (b)	4,300,000	4,154,449
Towd Point Mortgage Trust 3.496%, 06/25/57 (144A) (b)	2,900,000	2,924,596
Treman Park CLO, Ltd. 2.874%, 3M LIBOR + 2.650%, 10/20/28 (144A) (b)	750,000	747,617
Venture CLO, Ltd.
1.254%, 3M LIBOR + 1.030%, 04/20/31 (144A) (b)	6,380,000	6,385,110
5.981%, 3M LIBOR + 5.740%, 04/15/27 (144A) (b)	4,000,000	3,454,016
Voya CLO, Ltd.
6.261%, 3M LIBOR + 6.020%, 06/07/30 (144A) (b)	3,100,000	2,981,484
7.050%, 3M LIBOR + 6.950%, 04/20/34 (144A) (b)	2,360,000	2,354,100
WhiteHorse, Ltd. 3.891%, 3M LIBOR + 3.650%, 10/15/31 (144A) (b)	6,180,000	5,935,630
Zais CLO 16, Ltd. 5.770%, 3M LIBOR + 5.480%, 10/20/31 (144A) (b)	1,480,000	1,459,848

		197,125,651

Asset-Backed - Student Loan—0.8%
Education Funding LLC 0.565%, 3M LIBOR + 0.350%, 04/25/33 (144A) (b)	4,623,486	3,821,958
National Collegiate Student Loan Trust 0.399%, 1M LIBOR + 0.290%, 01/25/33 (b)	4,662,356	4,446,672
Navient Private Education Refi Loan Trust 2.500%, 09/16/69 (144A)	4,470,000	4,440,282
SMB Private Education Loan Trust
1.590%, 01/15/53 (144A)	4,550,000	4,471,836
3.860%, 01/15/53 (144A)	6,240,000	6,135,391

Asset-Backed - Student Loan—(Continued)
SoFi Professional Loan Program LLC Zero Coupon, 08/25/36 (144A)	500	312,132

		23,628,271

Total Asset-Backed Securities (Cost $242,404,162)		238,959,377

Mortgage-Backed Securities—7.9%

Collateralized Mortgage Obligations—5.5%
Banc of America Funding Corp. 0.260%, 02/27/37 (144A) (b)	16,497,068	13,286,572
Banc of America Funding Trust
0.361%, 1M LIBOR + 0.165%, 09/29/36 (144A) (b)	41,291,294	38,189,282
0.396%, 03/27/36 (144A) (b)	5,988,087	5,755,182
8.631%, 01/27/30 (144A) (b)	18,958,619	7,876,946
Banc of America Mortgage Trust 2.993%, 09/25/35 (b)	43,221	42,425
BCAP LLC Trust 3.466%, 05/26/47 (144A) (b)	4,790,468	4,786,554
Bear Stearns Asset-Backed Securities Trust 33.583%, -4.333 x 1M LIBOR + 36.250%, 07/25/36 (b)	280,509	379,352
Connecticut Avenue Securities Trust
3.509%, 1M LIBOR + 3.400%, 10/25/39 (144A) (b)	11,030,000	10,720,970
4.459%, 1M LIBOR + 4.350%, 04/25/31 (144A) (b)	5,000,000	5,073,948
Countrywide Alternative Loan Trust
1.069%, 1M LIBOR + 0.960%, 07/25/35 (b)	283,676	282,825
5.750%, 01/25/37	1,736,427	1,307,655
6.000%, 01/25/37	1,638,382	1,416,950
16.701%, -2.2 x 1M LIBOR + 16.940%, 06/25/35 (b)	1,063,902	1,152,419
22.474%, -3 x 1M LIBOR + 22.800%, 02/25/36 (b)	1,129,859	1,196,323
28.166%, -4 x 1M LIBOR + 28.600%, 07/25/36 (b)	1,861,875	2,667,748
38.348%, -6 x 1M LIBOR + 39.000%, 08/25/37 (b)	846,690	1,509,357
Countrywide Alternative Loan Trust Resecuritization 6.000%, 08/25/37 (b)	2,257,046	1,436,627
Countrywide Home Loan Reperforming Loan REMIC Trust 5.991%, 03/25/35 (144A) † (b) (k)	3,535,240	508,231
Credit Suisse Mortgage Trust
3.937%, 09/27/60 (144A)	5,360,000	5,332,348
29.928%, -5.5 x 1M LIBOR + 30.525%, 02/25/36 (b)	818,356	1,170,447
Flagstar Mortgage Trust 3.500%, 04/25/48 (144A) (b)	1,188,466	1,196,292
GreenPoint Mortgage Funding Trust 0.549%, 1M LIBOR + 0.440%, 06/25/45 (b)	868,507	811,377
GSMPS Mortgage Loan Trust 0.509%, 1M LIBOR + 0.400%, 04/25/36 (144A) (b)	1,014,437	909,225
HarborView Mortgage Loan Trust 1.109%, 1M LIBOR + 1.000%, 10/25/37 (b)	842,465	892,857
IndyMac INDX Mortgage Loan Trust 0.829%, 1M LIBOR + 0.720%, 01/25/35 (b)	659,258	565,622
JPMorgan Mortgage Trust
2.500%, 03/25/43 (144A) (b)	4,168	4,215
6.500%, 01/25/36	71,205	54,481
Legacy Mortgage Asset Trust
3.250%, 06/25/60 (144A)	2,819,672	2,870,619

BHFTII-279

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Legacy Mortgage Asset Trust
3.844%, 10/25/66 (144A) (d)	2,770,000	$2,769,058
Lehman XS Trust 0.509%, 1M LIBOR + 0.200%, 08/25/46 (b)	1,318,323	1,297,048
MASTR Seasoned Securitization Trust 3.520%, 10/25/32 (b)	90,136	92,693
Merrill Lynch Mortgage Investors Trust
2.831%, 08/25/33 (b)	286,609	278,546
3.530%, 05/25/34 (b)	30,244	30,182
Morgan Stanley Mortgage Loan Trust 0.429%, 1M LIBOR + 0.320%, 01/25/35 (b)	364,583	364,857
New Residential Mortgage Loan Trust
3.500%, 12/25/57 (144A) (b)	2,860,000	2,864,582
3.500%, 12/25/58 (144A) (b)	4,969,849	5,228,667
3.750%, 11/25/58 (144A) (b)	6,250,143	6,635,302
4.250%, 09/25/56 (144A) (b)	6,799,732	7,358,725
Nomura Resecuritization Trust 0.638%, 1M LIBOR + 0.260%, 02/26/46 (144A) (b)	3,214,806	3,186,985
NovaStar Mortgage Funding Trust 0.489%, 1M LIBOR + 0.380%, 09/25/46 (b)	441,611	430,163
Prime Mortgage Trust 5.500%, 05/25/35 (144A)	96,520	96,461
RBSGC Mortgage Loan Trust 0.559%, 1M LIBOR + 0.450%, 01/25/37 (b)	457,025	181,096
Residential Accredit Loans, Inc. Trust 1.562%, 11/25/37 (b)	2,493,244	2,370,573
Residential Asset Securitization Trust 5.750%, 02/25/36	1,203,710	1,225,923
Seasoned Credit Risk Transfer Trust 4.250%, 05/25/60 (144A) (b)	4,710,000	4,801,033
Sequoia Mortgage Trust
0.937%, 6M LIBOR + 0.680%, 06/20/33 (b)	56,276	55,338
3.714%, 07/25/45 (144A) (b)	7,630	7,828
Structured Adjustable Rate Mortgage Loan Trust
1.615%, 1M LIBOR + 1.500%, 09/25/37 (b)	2,689,013	2,714,642
2.427%, 01/25/35 (b)	198,828	198,756
3.213%, 09/25/35 (b)	416,377	339,029
Structured Asset Mortgage Investments Trust
0.529%, 1M LIBOR + 0.420%, 05/25/46 (b)	152,472	135,970
0.669%, 1M LIBOR + 0.560%, 02/25/36 (b)	2,650,225	2,536,147
WaMu Mortgage Pass-Through Certificates Trust
0.649%, 1M LIBOR + 0.540%, 12/25/45 (b)	254,504	258,496
1.069%, 1M LIBOR + 0.960%, 12/25/45 (b)	7,078,003	4,516,913
1.707%, COFI + 1.250%, 03/25/47 (b)	1,090,094	1,059,097
2.781%, 09/25/36 (b)	356,178	332,044
2.952%, 08/25/33 (b)	641,869	653,908
6.571%, -1 x 1M LIBOR + 6.680%, 04/25/37 (b) (k)	8,276,103	2,606,368

		166,023,279

Commercial Mortgage-Backed Securities—2.4%
BAMLL Re-REMIC Trust 5.829%, 08/10/45 (144A) (b)	10,513,419	4,673,215
BFLD Trust 4.306%, 1M LIBOR + 4.200%, 10/15/35 (144A) (b)	2,960,000	2,982,067

Commercial Mortgage-Backed Securities—(Continued)
Credit Suisse Commercial Mortgage Trust
5.373%, 12/15/39	424,075	78,454
6.331%, 06/15/38 (b)	3,037	3,006
7.456%, 1M LIBOR + 7.350%, 07/15/32 (144A) (b)	26,600,000	16,075,361
Credit Suisse Mortgage Capital Certificates 2.756%, 1M LIBOR + 2.650%, 05/15/36 (144A) (b)	10,620,000	10,619,985
Credit Suisse Mortgage Capital LLC 4.373%, 09/15/37 (144A)	6,620,000	5,470,774
Credit Suisse Mortgage Trust
3.160%, 12/15/41 (144A)	7,420,000	7,596,999
8.000%, 12/15/22	18,450,000	17,389,582
DBUBS Mortgage Trust 3.750%, 08/10/44 † (144A)	5,180,000	522,662
GMAC Commercial Mortgage Securities, Inc. 5.349%, 11/10/45 (b)	13,961	13,543
GS Mortgage Securities Trust
5.622%, 11/10/39	1,319,694	442,098
JPMorgan Chase Commercial Mortgage Securities Trust 6.336%, 02/15/51 (b)	95,597	88,118
ML-CFC Commercial Mortgage Trust
5.450%, 08/12/48 (144A) (b)	21,922	11,893
5.450%, 08/12/48 (b)	191,598	103,945
6.193%, 09/12/49 (b)	81,037	79,618
6.222%, 09/12/49 (b)	111,785	109,818
Morgan Stanley Capital Trust 5.399%, 12/15/43	243,316	161,547
Multifamily Trust 19.233%, 04/25/46 (144A) (b)	4,136,850	4,743,354
UBS-Barclays Commercial Mortgage Trust 5.000%, 05/10/63 (144A) (b)	3,289,989	114,052
Waterfall Commercial Mortgage Trust 4.104%, 09/14/22 (144A) (b)	720,230	733,563

		72,013,654

Total Mortgage-Backed Securities (Cost $237,770,969)		238,036,933

U.S. Treasury & Government Agencies—3.5%

Agency Sponsored Mortgage - Backed—3.5%
Connecticut Avenue Securities Trust (CMO) 2.209%, 1M LIBOR + 2.100%, 10/25/39 (144A) (b)	4,769,667	4,773,096
Fannie Mae 30 Yr. Pool
4.500%, 04/01/48	228,893	250,278
4.500%, 12/01/48	135,268	148,840
4.500%, 04/01/49	102,040	111,136
4.500%, 09/01/49	351,769	384,768
4.500%, 10/01/49	57,968	62,909
4.500%, 05/01/50	184,615	201,454
7.000%, 05/01/26	782	828
7.000%, 07/01/30	212	217
7.000%, 01/01/31	224	248
7.000%, 07/01/31	1,022	1,120
7.000%, 09/01/31	1,135	1,243
7.000%, 10/01/31	1,314	1,448

BHFTII-280

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.000%, 11/01/31	15,153	$16,434
7.000%, 01/01/32	4,825	4,964
7.500%, 01/01/30	264	312
7.500%, 02/01/30	256	257
7.500%, 06/01/30	44	45
7.500%, 08/01/30	66	67
7.500%, 09/01/30	339	384
7.500%, 10/01/30	15	16
7.500%, 11/01/30	8,168	8,693
7.500%, 02/01/31	825	831
8.000%, 08/01/27	134	136
8.000%, 07/01/30	330	398
8.000%, 09/01/30	330	346
Fannie Mae Connecticut Avenue Securities (CMO)
2.359%, 1M LIBOR + 2.250%, 07/25/30 (b)	5,578,921	5,582,414
3.659%, 1M LIBOR + 3.550%, 07/25/30 (b)	6,050,000	6,087,475
4.359%, 1M LIBOR + 4.250%, 01/25/31 (b)	3,230,000	3,282,580
Fannie Mae Pool 4.500%, 08/01/58	132,696	152,486
Fannie Mae REMICS (CMO)
0.459%, 1M LIBOR + 0.350%, 05/25/34 (b)	59,026	57,990
4.500%, 06/25/29	88,683	93,555
Freddie Mac 30 Yr. Gold Pool 7.000%, 03/01/39	62,293	73,042
Freddie Mac 30 Yr. Pool 4.500%, 05/01/50	804,669	875,789
Freddie Mac Multifamily Structured Pass-Through Certificates 1.331%, 08/25/42 (b) (k)	70,400,000	961,157
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
3.017%, SOFR + 3.000%, 12/25/50 (144A) (b)	8,290,000	8,160,961
3.359%, 1M LIBOR + 3.250%, 07/25/29 (b)	11,164,772	11,472,775
3.559%, 1M LIBOR + 3.450%, 10/25/29 (b)	17,780,000	18,425,012
3.809%, 1M LIBOR + 3.700%, 12/25/30 (144A) (b)	4,580,000	4,579,992
3.859%, 1M LIBOR + 3.750%, 08/25/50 (144A) (b)	5,930,000	5,982,942
4.559%, 1M LIBOR + 4.450%, 03/25/30 (b)	8,840,000	9,173,124
4.609%, 1M LIBOR + 4.500%, 02/25/24 (b)	2,051,320	2,047,475
5.209%, 1M LIBOR + 5.100%, 06/25/50 (144A) (b)	5,830,000	6,015,348
5.259%, 1M LIBOR + 5.150%, 10/25/29 (b)	8,310,000	8,913,796
11.109%, 1M LIBOR + 11.000%, 10/25/48 (144A) (b)	6,500,000	7,562,270
Ginnie Mae I 30 Yr. Pool
5.500%, 01/15/34	26,391	30,595
5.500%, 04/15/34	7,758	8,984
5.500%, 07/15/34	43,529	50,448
5.500%, 10/15/34	39,107	44,050
5.750%, 10/15/38	25,087	28,193
6.000%, 02/15/33	815	978
6.000%, 03/15/33	2,646	3,087
6.000%, 06/15/33	2,063	2,438
6.000%, 07/15/33	3,455	3,978
6.000%, 09/15/33	1,267	1,424
6.000%, 10/15/33	2,136	2,495
6.000%, 08/15/34	5,816	6,529
6.500%, 03/15/29	589	658
6.500%, 02/15/32	431	507

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
6.500%, 03/15/32	466	549
6.500%, 11/15/32	3,072	3,483
7.000%, 03/15/31	82	84
Ginnie Mae II 30 Yr. Pool
5.500%, 03/20/34	4,244	4,958
6.000%, 05/20/32	5,831	6,680
6.000%, 11/20/33	6,780	7,982
Government National Mortgage Association
0.129%, 03/16/47 (b) (k)	4,913,234	21,790
0.140%, 04/16/52 (b) (k)	6,208,343	12,025
0.699%, 07/16/58 (b) (k)	2,877,503	136,824
Government National Mortgage Association (CMO)
3.000%, 04/20/41	145,649	148,723
3.000%, 10/20/49	495,130	508,723

Total U.S. Treasury & Government Agencies (Cost $109,926,560)		106,506,836

Foreign Government—3.4%

Regional Government—0.5%
Provincia de Buenos Aires
6.500%, 02/15/23 (144A) (g)	18,280,000	6,718,083
7.875%, 06/15/27 (144A) (g)	1,800,000	661,518
9.125%, 03/16/24 (144A) (g)	4,040,000	1,535,200
9.950%, 06/09/21 (144A) (g)	3,530,000	1,332,575
9.950%, 06/09/21 (g)	3,370,000	1,272,175
10.875%, 01/26/21 (g)	2,846,667	1,152,900
Provincia de Cordoba 3.000%, 06/01/27 (144A) (d)	5,515,415	3,226,517

		15,898,968

Sovereign—2.9%
Bahamas Government International Bond 5.750%, 01/16/24 (144A)	1,500,000	1,501,875
Brazilian Government International Bond 6.000%, 04/07/26 (a)	2,970,000	3,408,788
Indonesia Government International Bonds
5.125%, 01/15/45	3,000,000	3,550,327
5.250%, 01/17/42	6,140,000	7,336,769
Indonesia Treasury Bonds
7.000%, 05/15/22 (IDR)	9,560,000,000	681,179
7.000%, 05/15/27 (IDR)	223,092,000,000	15,952,960
8.375%, 09/15/26 (IDR)	66,608,000,000	5,066,564
Ivory Coast Government International Bond 4.875%, 01/30/32 (144A) (EUR)	1,630,000	1,862,108
Kuwait International Government Bond 3.500%, 03/20/27 (144A)	7,230,000	7,978,594
Mexico Government International Bond 4.125%, 01/21/26 (a)	4,280,000	4,754,524
Panama Government International Bond 4.500%, 04/01/56	2,700,000	2,952,369
Peruvian Government International Bond 2.783%, 01/23/31 (a)	4,030,000	4,030,846

BHFTII-281

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Qatar Government International Bonds
4.817%, 03/14/49 (144A)	3,800,000	$4,650,592
5.103%, 04/23/48 (144A)	2,200,000	2,780,360
Russian Federal Bond - OFZ 7.050%, 01/19/28 (RUB)	1,499,505,000	20,076,034

		86,583,889

Total Foreign Government (Cost $123,238,920)		102,482,857

Convertible Bonds—1.9%

Airlines—0.1%
JetBlue Airways Corp. 0.500%, 04/01/26 (144A)	2,900,000	3,186,520

Commercial Services—0.0%
Alarm.com Holdings, Inc. Zero Coupon, 01/15/26 (144A)	1,180,000	1,094,450

Entertainment—0.1%
DraftKings, Inc. Zero Coupon, 03/15/28 (144A)	3,370,000	3,334,615

Internet—0.1%
Twitter, Inc. Zero Coupon, 03/15/26 (144A)	2,000,000	1,890,000

Media—0.6%
DISH Network Corp. 3.375%, 08/15/26	11,750,000	11,295,275
Liberty Interactive LLC 4.000%, 11/15/29	3,000,000	2,295,000
Liberty Latin America, Ltd. 2.000%, 07/15/24	3,206,000	3,156,439

		16,746,714

Pipelines—0.3%
Cheniere Energy, Inc. 4.250%, 03/15/45	11,843,000	9,675,471

Real Estate Investment Trusts—0.7%
Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/22	15,888,000	15,908,655
Blackstone Mortgage Trust, Inc. 4.375%, 05/05/22	3,906,000	3,991,541
GEO Corrections Holdings, Inc. 6.500%, 02/23/26 (144A)	940,000	981,576

		20,881,772

Total Convertible Bonds (Cost $55,478,022)		56,809,542

Convertible Preferred Stocks—1.1%
Security Description	Shares/ Principal Amount*	Value

Banks—0.2%
Wells Fargo & Co., Series L 7.500%, 12/31/49	4,965	7,037,441

Pipelines—0.9%
MPLX L.P. 8.462% (b) (e) (f)	329,615	10,795,634
Targa Resources Corp. 9.500%	14,730	15,445,125

		26,240,759

Total Convertible Preferred Stocks (Cost $31,777,279)		33,278,200

Preferred Stock—0.1%

Capital Markets—0.1%
B. Riley Financial, Inc. (Cost $1,920,000)	76,800	1,923,840

Common Stocks—0.0%

Auto Components—0.0%
Lear Corp. (l)	399	72,319

Media—0.0%
Cengage Learning, Inc. (l)	10,995	153,930

Oil, Gas & Consumable Fuels—0.0%
Ascent CNR Corp. - Class A (l)	1,399,556	27,991
Berry Corp. (l)	170,615	940,089

		968,080

Total Common Stocks (Cost $2,222,896)		1,194,329

Municipals—0.0%

Massachusetts State Development Finance Agency, Board Institute, Revenue Bond 5.375%, 04/01/41	400,000	400,000
Virginia Housing Development Authority 6.000%, 06/25/34	400,835	413,408

Total Municipals (Cost $792,713)		813,408

Escrow Shares—0.0%

Energy Equipment & Services—0.0%
Hercules Offshore, Inc. (e) (f) (l)	10,611	6,272

Forest Products & Paper—0.0%
Sino-Forest Corp. (e) (f) (l)	1,246,000	0

BHFTII-282

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Escrow Shares—(Continued)

Security Description	Shares/ Principal Amount*	Value

Forest Products & Paper—(Continued)
Sino-Forest Corp. (e) (f) (l)	500,000	$0

		0

Total Escrow Shares (Cost $450,138)		6,272

Short-Term Investment—2.2%

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $68,169,333; collateralized by U.S. Treasury Note at 1.625%, maturing 02/15/26, with a market value of $69,532,785.	68,169,333	68,169,333

Total Short-Term Investments (Cost $68,169,333)		68,169,333

Securities Lending Reinvestments (m)—12.5%

Certificates of Deposit—3.4%
Bank of Montreal (Chicago)
0.175%, 3M LIBOR - 0.010%, 06/09/21 (b)	2,000,000	2,000,044
0.255%, 3M LIBOR + 0.060%, 08/10/21 (b)	3,000,000	3,000,912
Bank of Nova Scotia 0.243%, 3M LIBOR + 0.050%, 11/08/21 (b)	4,000,000	3,998,892
China Construction Bank Corp. 0.100%, 04/01/21	3,000,000	2,999,994
Credit Industriel et Commercial 0.250%, 06/11/21	7,000,000	7,001,400
Industrial & Commercial Bank of China, Ltd. 0.100%, 04/05/21	10,000,000	9,999,900
Mitsubishi UFJ Trust International, Ltd. Zero Coupon, 05/10/21	3,997,606	3,999,360
Mizuho Bank, Ltd. 0.200%, 09/14/21	10,000,000	9,999,540
MUFG Bank, Ltd.
Zero Coupon, 04/22/21	2,998,501	2,999,700
Zero Coupon, 09/02/21	4,994,894	4,994,400
National Westminster Bank plc Zero Coupon, 06/02/21	6,996,677	6,998,110
Nordea Bank New York 0.282%, 3M LIBOR + 0.100%, 05/21/21 (b)	2,000,000	2,000,420
Norinchukin Bank
0.190%, 04/15/21	2,000,000	2,000,074
0.210%, 04/07/21	2,000,000	2,000,046
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (b)	3,000,000	3,000,540
Skandinaviska Enskilda Banken AB 0.250%, 05/17/21	2,000,000	2,000,286
Standard Chartered Bank 0.247%, 3M LIBOR + 0.060%, 06/21/21 (b)	5,000,000	5,000,025

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp.
0.220%, 3M LIBOR + 0.030%, 09/10/21 (b)	3,000,000	3,000,144
0.270%, 05/04/21	8,000,000	8,000,984
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	4,992,470	4,999,150
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 09/20/21	4,993,679	4,994,950
Svenska Handelsbanken AB 0.202%, 3M LIBOR + 0.020%, 09/17/21 (b)	2,000,000	2,000,064
Toronto-Dominion Bank 0.304%, 3M LIBOR + 0.070%, 10/08/21 (b)	5,000,000	4,999,559

		101,988,494

Commercial Paper—0.6%
Bedford Row Funding Corp. 0.304%, 3M LIBOR + 0.080%, 10/21/21 (b)	1,000,000	1,000,319
Sheffield Receivable 0.220%, 04/06/21	3,997,800	3,999,872
Societe Generale 0.280%, 06/07/21	4,992,728	4,998,515
UBS AG 0.200%, 09/15/21	9,989,778	9,988,820

		19,987,526

Repurchase Agreements—7.6%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $15,000,642; collateralized by various Common Stock with an aggregate market value of $16,666,972.	15,000,000	15,000,000
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $2,000,681; collateralized by various Common Stock with an aggregate market value of $2,222,698.	2,000,000	2,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $20,000,011; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $20,400,000.	20,000,000	20,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $9,003,675; collateralized by various Common Stock with an aggregate market value of $9,900,001.	9,000,000	9,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $5,344,452.	5,000,000	5,000,000

BHFTII-283

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $8,900,015; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $9,078,003.	8,900,000	$8,900,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $2,500,012; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $2,550,008.	2,500,000	2,500,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $11,600,064; collateralized by various Common Stock with an aggregate market value of $12,889,103	11,600,000	11,600,000
Natixis New York Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $21,455,971; collateralized by U.S. Treasury Obligations with rates ranging from 0.069% - 2.750%, maturity dates ranging from 08/31/21 - 01/15/31, and an aggregate market value of $21,885,095.	21,455,971	21,455,971
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $42,000,222; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $46,453,699.	42,000,000	42,000,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $21,500,119; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $23,779,870.	21,500,000	21,500,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $400,018; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $442,416.	400,000	400,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $10,000,000; collateralized by U.S. Treasury Obligations at 1.500%, maturing 09/30/21, and an aggregate market value of $10,200,000.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $5,000,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $5,549,584.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $55,215,291; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $61,284,060.	55,215,000	55,215,000

		229,570,971

Time Deposits—0.5%
ABN AMRO Bank NV 0.070%, 04/01/21	2,000,000	2,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	10,000,000	10,000,000
Societe Generale 0.050%, 04/01/21	5,000,000	5,000,000

		17,000,000

Mutual Funds—0.4%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (n)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (n)	10,000,000	10,000,000

		11,000,000

Total Securities Lending Reinvestments (Cost $379,543,510)		379,546,991

Total Purchased Options—0.1% (o) (Cost $5,579,479)		2,855,001
Total Investments—113.2% (Cost $3,354,758,674)		3,426,666,558
Unfunded Loan Commitments—(0.0)% (Cost $(795,000))		(795,000)
Net Investments—113.2% (Cost $3,353,963,674)		3,425,871,558
Other assets and liabilities (net)—(13.2)%		(398,636,909)

Net Assets—100.0%		$3,027,234,649

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2021, the market value of restricted securities was $9,741,248, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.

BHFTII-284

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

(a)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $386,238,534 and the collateral received consisted of cash in the amount of $379,525,103 and non-cash collateral with a value of $21,701,960. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 0.7% of net assets.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	This loan will settle after March 31, 2021, at which time the interest rate will be determined.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	Interest only security.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(n)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(o)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $1,342,251,048, which is 44.3% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Blast Motion, Inc., 7.000%, 01/15/24	01/20/21	$4,960,000	$4,961,550	$4,953,382
Countrywide Home Loan Reperforming Loan REMIC Trust, 5.991%, 03/25/35	01/08/15	3,535,240	514,819	508,231
DBUBS Mortgage Trust, 3.750%, 08/10/44	05/19/14	5,180,000	3,004,400	522,662
Liberty Mutual Insurance Co., 7.697%, 10/15/97	06/08/11-05/30/12	2,600,000	2,522,495	3,756,125
Midwest Vanadium Pty, Ltd., 13.250%, 02/15/18	05/24/11	932,290	961,424	0
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/01/22	10/06/17-11/21/19	8,475,000	7,303,890	848

				$9,741,248

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	830,000	CBNA	04/19/21	USD	644,363	$(13,884)
AUD	9,610,000	CBNA	04/19/21	USD	7,482,609	(182,723)
AUD	13,435,034	CBNA	04/19/21	USD	10,486,192	(280,759)
AUD	6,150,000	JPMC	04/19/21	USD	4,739,190	(67,567)
AUD	4,150,000	MSCS	04/19/21	USD	3,207,373	(54,977)
BRL	4,834,380	BOA	04/19/21	USD	866,470	(8,313)
BRL	28,625,743	BOA	04/19/21	USD	5,130,613	(49,224)
BRL	49,170,000	CBNA	04/19/21	USD	8,380,738	347,487
BRL	12,270,000	GSBU	04/19/21	USD	2,089,008	89,054
BRL	15,170,000	GSBU	04/19/21	USD	2,606,484	86,360
BRL	24,240,000	GSBU	04/19/21	USD	4,195,042	107,829
CAD	5,000,000	CBNA	04/19/21	USD	3,960,107	18,749
CAD	5,250,000	CBNA	04/19/21	USD	4,177,136	664
CAD	10,530,000	CBNA	04/19/21	USD	8,287,430	92,042
CAD	57,578,226	CBNA	04/19/21	USD	45,449,736	369,365
CAD	9,426,960	GSBU	04/19/21	USD	7,491,537	10,168

BHFTII-285

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	5,190,000	JPMC	04/19/21	USD	4,097,713	32,340
CAD	6,790,664	JPMC	04/19/21	USD	5,438,564	(34,748)
CAD	7,053,742	CBNA	05/10/21	USD	5,589,336	23,941
EUR	7,583,000	GSBU	04/06/21	USD	9,198,937	(306,353)
EUR	1,400,000	CBNA	04/19/21	USD	1,686,255	(44,033)
EUR	2,400,000	CBNA	04/19/21	USD	2,922,696	(107,457)
EUR	4,010,000	CBNA	04/19/21	USD	4,825,735	(121,940)
EUR	1,259,425	GSBU	04/19/21	USD	1,548,797	(71,471)
EUR	6,510,000	GSBU	04/19/21	USD	7,638,788	(2,454)
JPY	861,440,000	CBNA	04/19/21	USD	8,216,806	(435,497)
JPY	1,151,016,535	CBNA	04/19/21	USD	11,167,328	(770,301)
JPY	452,700,777	JPMC	04/19/21	USD	4,196,803	(107,599)
JPY	471,140,000	JPMC	04/19/21	USD	4,389,230	(133,466)
JPY	1,037,270,000	JPMC	04/19/21	USD	9,804,064	(434,499)
JPY	1,721,310,000	JPMC	04/19/21	USD	16,246,015	(697,580)
MXN	36,000,000	CBNA	04/19/21	USD	1,720,537	38,252
MXN	142,945,500	CBNA	04/19/21	USD	6,996,101	(12,462)
MXN	556,172,420	CBNA	04/19/21	USD	27,563,991	(392,044)
MXN	38,000,000	GSBU	04/19/21	USD	1,842,362	14,138
MXN	105,150,000	GSBU	04/19/21	USD	5,104,852	32,278
MXN	28,005,939	MSCS	05/24/21	USD	1,338,716	24,318
NOK	70,842,260	BNP	04/19/21	USD	8,266,006	16,679
NOK	20,770,000	JPMC	04/19/21	USD	2,426,300	2,072
NOK	9,920,000	MSCS	04/19/21	USD	1,166,088	(6,268)
NOK	16,207,449	MSCS	04/19/21	USD	1,893,916	1,015
NOK	16,241,505	MSCS	04/19/21	USD	1,893,733	5,180
NOK	16,980,000	MSCS	04/19/21	USD	1,997,612	(12,356)
NOK	17,010,000	MSCS	04/19/21	USD	1,996,444	(7,681)
NOK	18,280,000	MSCS	04/19/21	USD	2,155,635	(18,387)
NOK	26,010,000	MSCS	04/19/21	USD	3,062,192	(21,173)
NOK	39,020,000	MSCS	04/19/21	USD	4,521,148	40,964
NOK	42,770,000	MSCS	04/19/21	USD	5,000,000	553
NOK	48,825,449	MSCS	04/19/21	USD	5,681,941	26,599
NOK	50,260,000	MSCS	04/19/21	USD	5,843,914	32,349
NOK	68,300,000	MSCS	04/19/21	USD	7,897,679	87,772
NZD	4,810,000	MSCS	04/19/21	USD	3,453,013	(93,759)
RUB	142,560,000	BNP	04/19/21	USD	1,921,980	(40,439)
RUB	142,690,000	BNP	04/19/21	USD	1,921,777	(38,520)
RUB	143,040,000	BNP	04/19/21	USD	1,921,961	(34,084)
RUB	284,553,937	BNP	04/19/21	USD	3,843,849	(88,238)
RUB	1,344,210,000	CBNA	04/19/21	USD	17,841,917	(100,711)
RUB	1,888,910,000	CBNA	04/19/21	USD	25,068,480	(138,194)
RUB	250,990,000	GSBU	04/19/21	USD	3,384,889	(72,263)
RUB	285,310,000	GSBU	04/19/21	USD	3,843,931	(78,341)
RUB	308,040,000	GSBU	04/19/21	USD	4,134,671	(69,085)
RUB	444,610,000	GSBU	04/19/21	USD	5,821,146	46,923
RUB	478,100,000	GSBU	04/19/21	USD	6,369,988	(59,909)
RUB	487,380,000	GSBU	04/19/21	USD	6,536,661	(104,103)
RUB	569,650,000	GSBU	04/19/21	USD	7,482,763	35,614
RUB	650,644,390	GSBU	04/19/21	USD	8,642,877	(55,516)
RUB	749,100,000	GSBU	04/19/21	USD	9,962,496	(75,695)
RUB	3,008,390,000	MSCS	04/19/21	USD	39,422,499	282,954

Contracts to Deliver
BRL	80,696,792	CBNA	04/19/21	USD	15,254,015	929,432
BRL	24,260,000	GSBU	04/19/21	USD	4,187,343	(119,078)
BRL	12,030,000	GSBU	04/19/21	USD	2,093,649	(41,811)

BHFTII-286

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	3,880,000	GSBU	04/19/21	USD	687,224	(1,519)
BRL	24,250,000	JPMC	04/19/21	USD	4,189,124	(115,522)
CAD	13,840,000	CBNA	04/19/21	USD	11,138,609	125,134
CAD	10,710,000	CBNA	04/19/21	USD	8,517,237	(5,474)
CAD	7,980,000	CBNA	04/19/21	USD	6,331,459	(18,796)
CAD	5,733,906	CBNA	04/19/21	USD	4,545,842	(17,036)
CAD	5,000,000	CBNA	04/19/21	USD	3,967,798	(11,059)
CAD	2,873,540	CBNA	04/19/21	USD	2,301,222	14,541
CAD	2,640,000	CBNA	04/19/21	USD	2,098,079	(2,758)
CAD	5,670,000	JPMC	04/19/21	USD	4,523,984	11,961
CAD	5,480,000	JPMC	04/19/21	USD	4,312,543	(48,284)
CAD	4,520,000	JPMC	04/19/21	USD	3,630,989	34,102
CAD	19,316,745	CBNA	05/10/21	USD	15,091,207	(280,808)
EUR	18,120,000	CBNA	04/06/21	USD	21,807,420	558,096
EUR	10,000,000	CBNA	04/19/21	USD	11,752,660	22,500
EUR	27,784,679	GSBU	04/19/21	USD	34,157,720	1,565,846
EUR	10,920,000	GSBU	04/19/21	USD	13,250,470	441,135
GBP	10,912,644	CBNA	04/19/21	USD	14,813,631	(231,172)
GBP	4,450,000	CBNA	04/19/21	USD	6,201,182	66,154
GBP	3,450,000	CBNA	04/19/21	USD	4,827,338	70,969
GBP	4,100,000	GSBU	04/19/21	USD	5,626,442	(26,055)
GBP	3,380,000	GSBU	04/19/21	USD	4,622,191	(37,673)
GBP	2,200,000	GSBU	04/19/21	USD	3,062,915	29,867
IDR	418,989,154,172	JPMC	04/19/21	USD	29,886,170	1,069,773
INR	2,000	JPMC	04/19/21	USD	27	—
JPY	644,640,000	CBNA	04/19/21	USD	6,240,972	417,998
JPY	426,250,000	JPMC	04/19/21	USD	4,060,220	209,943
JPY	414,030,000	JPMC	04/19/21	USD	3,941,941	202,046
JPY	551,210,000	MSCS	04/19/21	USD	5,230,489	251,460
JPY	113,540,000	MSCS	04/19/21	USD	1,076,192	50,595
MXN	40,000,000	CBNA	04/19/21	USD	1,933,105	(21,105)
MXN	31,000,000	CBNA	04/19/21	USD	1,491,999	(22,514)
MXN	65,000,000	GSBU	04/19/21	USD	3,153,350	(22,242)
MXN	57,000,000	GSBU	04/19/21	USD	2,753,711	(31,039)
MXN	38,000,000	GSBU	04/19/21	USD	1,765,397	(91,103)
MXN	37,500,000	GSBU	04/19/21	USD	1,830,090	(1,983)
MXN	171,536,640	GSBU	05/03/21	USD	8,384,000	16,150
NOK	54,900,000	MSCS	04/19/21	USD	6,517,565	98,805
NOK	38,590,000	MSCS	04/19/21	USD	4,549,657	37,818
NOK	35,360,000	MSCS	04/19/21	USD	4,174,330	40,134
NOK	34,390,000	MSCS	04/19/21	USD	4,070,371	49,586
NOK	20,920,000	MSCS	04/19/21	USD	2,471,306	25,396
NOK	17,830,000	MSCS	04/19/21	USD	2,120,659	36,023
NZD	7,880,000	MSCS	04/19/21	USD	5,659,022	155,711
RUB	154,450,000	CBNA	04/19/21	USD	2,088,604	50,136
RUB	1,303,135,014	GSBU	04/19/21	USD	17,324,269	125,181
RUB	826,310,000	GSBU	04/19/21	USD	11,162,998	257,161
RUB	756,730,000	GSBU	04/19/21	USD	10,318,459	330,955
RUB	685,230,000	GSBU	04/19/21	USD	9,009,669	(34,160)
RUB	449,310,000	GSBU	04/19/21	USD	6,106,384	176,283
RUB	444,010,000	GSBU	04/19/21	USD	6,033,483	173,333
RUB	369,060,000	GSBU	04/19/21	USD	4,999,729	128,787
RUB	331,890,000	GSBU	04/19/21	USD	4,486,243	105,879
RUB	201,651,200	GSBU	04/19/21	USD	2,730,718	69,277
RUB	235,104,252	JPMC	04/19/21	USD	3,180,007	77,044
RUB	242,957,988	GSBU	05/12/21	USD	3,268,200	70,827
RUB	184,708,370	JPMC	05/18/21	USD	2,473,000	44,050

BHFTII-287

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
SAR	119,470,000	JPMC	04/15/21	USD	31,834,048	(20,286)
ZAR	198,594	CBNA	04/19/21	USD	13,329	(101)

Net Unrealized Appreciation						$3,360,096

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Euro Dollar Futures	12/18/23	2,210	USD	545,842,375	$(1,074,041)
Australian 10 Year Treasury Bond Futures	06/15/21	199	AUD	27,484,758	(126,440)
U.S. Treasury Long Bond Futures	06/21/21	128	USD	19,788,000	(843,157)
U.S. Treasury Note 10 Year Futures	06/21/21	1,983	USD	259,649,063	(5,720,685)
U.S. Treasury Note 2 Year Futures	06/30/21	2,883	USD	636,354,678	(587,077)
U.S. Treasury Note 5 Year Futures	06/30/21	510	USD	62,933,203	(626,671)
U.S. Treasury Note Ultra 10 Year Futures	06/21/21	97	USD	13,937,688	(476,074)
U.S. Treasury Ultra Long Bond Futures	06/21/21	1,730	USD	313,508,438	(17,991,582)

Futures Contracts—Short

90 Day Eurodollar Futures	12/13/21	(305)	USD	(76,047,938)	23,847
Euro-Bund 10 Year Futures	06/08/21	(445)	EUR	(76,219,600)	(277,583)
Euro-Buxl 30 Year Bond Futures	06/08/21	(26)	EUR	(5,357,040)	87,142

Net Unrealized Depreciation					$(27,612,321)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Put/CAD Call	CAD	1.262	BBP	05/07/21	27,946,680	USD	27,946,680	$336,618	$304,535	$(32,083)
USD Put/MXN Call	MXN	19.910	BBP	04/29/21	20,960,000	USD	20,960,000	325,613	107,106	(218,507)
USD Put/MXN Call	MXN	20.600	BBP	05/20/21	17,090,000	USD	17,090,000	359,386	398,590	39,204
USD Put/RUB Call	RUB	72.460	BBP	05/11/21	8,380,000	USD	8,380,000	124,769	30,218	(94,551)

Totals								$1,146,386	$840,449	$(305,937)

Options on Exchange-Traded Future Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - S&P 500 Index E-Mini Futures	USD	3,600.000	04/16/21	207	USD	10,350	$585,210	$40,365	$(544,845)
Put - S&P 500 Index E-Mini Futures	USD	3,500.000	04/16/21	125	USD	6,250	306,500	15,312	(291,188)
Put - S&P 500 Index E-Mini Futures	USD	3,500.000	05/21/21	391	USD	19,550	1,772,784	332,350	(1,440,434)
Put - S&P 500 Index E-Mini Futures	USD	3,600.000	06/18/21	501	USD	25,050	1,209,714	1,052,100	(157,614)
Put - S&P 500 Index E-Mini Futures	USD	3,700.000	06/18/21	207	USD	10,350	558,885	574,425	15,540

Totals							$4,433,093	$2,014,552	$(2,418,541)

BHFTII-288

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNY Put	CNY	6.582	BBP	04/29/21	(29,000,000)	USD	(29,000,000)	$(170,230)	$(142,912)	$27,318
USD Call/RUB Put	RUB	78.260	BBP	05/16/21	(13,740,000)	USD	(13,740,000)	(143,583)	(164,798)	(21,215)
USD Put/CAD Call	CAD	1.234	BBP	05/07/21	(27,946,680)	USD	(27,946,680)	(124,782)	(61,399)	63,383
USD Put/JPY Call	JPY	108.350	BBP	04/02/21	(12,947,927)	USD	(12,947,927)	(35,024)	(26)	34,998
USD Put/MXN Call	MXN	20.000	BBP	05/20/21	(34,180,000)	USD	(34,180,000)	(337,015)	(340,740)	(3,725)

Totals								$(810,634)	$(709,875)	$100,759

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - S&P 500 Index E-Mini Futures	USD	3,300.000	04/16/21	(207)	USD	(10,350)	$(273,840)	$(12,420)	$261,420
Put - S&P 500 Index E-Mini Futures	USD	3,300.000	05/21/21	(280)	USD	(14,000)	(830,115)	(129,500)	700,615
Put - S&P 500 Index E-Mini Futures	USD	3,400.000	06/18/21	(207)	USD	(10,350)	(253,140)	(258,750)	(5,610)
Put - S&P 500 Index E-Mini Futures	USD	3,300.000	06/18/21	(501)	USD	(25,050)	(600,148)	(488,475)	111,673

Totals							$(1,957,243)	$(889,145)	$1,068,098

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	Monthly	7.440%	Monthly	07/20/29	MXN	1,162,650,000	$3,059,688	$500,483	$2,559,205
Pay	28-Day TIIE	Monthly	7.450%	Monthly	07/18/29	MXN	1,118,490,000	2,981,311	397,443	2,583,868
Pay	3M LIBOR	Quarterly	1.100%	Semi-Annually	12/18/25	USD	166,857,000	(1,554,281)	—	(1,554,281)
Receive	SOFR	Annually	0.560%	Annually	07/20/45	USD	62,940,000	17,217,472	160,682	17,056,790
Receive	3M LIBOR	Semi-Annually	1.600%	Quarterly	02/15/47	USD	7,509,000	966,971	43,841	923,130
Receive	SOFR	Annually	0.740%	Annually	08/19/45	USD	8,460,000	2,017,123	—	2,017,123

Totals								$24,688,284	$1,102,449	$23,585,835

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Depreciation
Pay	1-Day CDI	Maturity	6.870%	Maturity	01/04/27	JPMC	BRL	137,560,000	$(2,292,486)	$—	$(2,292,486)
Pay	1-Day CDI	Maturity	7.024%	Maturity	01/04/27	CGM	BRL	33,300,000	(75,149)	—	(75,149)
Pay	1-Day CDI	Maturity	7.024%	Maturity	01/04/27	CGM	BRL	39,600,000	(89,366)	17,275	(106,641)
Pay	1-Day CDI	Maturity	7.024%	Maturity	01/04/27	CGM	BRL	42,156,000	(95,134)	21,266	(116,400)
Pay	1-Day CDI	Maturity	7.044%	Maturity	01/04/27	JPMC	BRL	27,400,000	(57,430)	—	(57,430)

Totals									$(2,609,565)	$38,541	$(2,648,106)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premiums Received	Unrealized Depreciation
CDX.NA.HY.36.V1	(5.000%)	Quarterly	06/20/26	0.000%	USD	34,868,000	$(3,106,504)	$(2,960,207)	$(146,297)

BHFTII-289

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Depreciation
Daimler AG 1.400%, due 01/12/24	(1.000%)	Quarterly	12/20/24	MSCS	0.000%	EUR	11,300,000	$(321,970)	$(197,967)	$(124,003)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation
Volkswagen International Finance NV 0.500%, due 03/30/21	1.000%	Quarterly	12/20/24	MSCS	0.000%	EUR	11,300,000	$293,450	$103,764	$189,686

Securities in the amount of $1,560,847 have been received at the custodian bank as collateral for forward foreign currency exchange contracts, option contracts and OTC swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(GSBU)—	Goldman Sachs Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SAR)—	Saudi Arabian Riyal
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(COFI)—	11th District Cost of Fund Index
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(UKG)—	U.K. Gilts Rate

Other Abbreviations

(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-290

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$36,700,842	$—	$36,700,842
Agriculture	—	1,773,291	—	1,773,291
Airlines	—	41,851,200	—	41,851,200
Auto Manufacturers	—	36,657,408	—	36,657,408
Banks	—	147,960,310	—	147,960,310
Beverages	—	8,710,024	—	8,710,024
Biotechnology	—	5,722,703	—	5,722,703
Building Materials	—	11,704,215	—	11,704,215
Chemicals	—	3,355,939	—	3,355,939
Commercial Services	—	84,907,972	—	84,907,972
Computers	—	7,435,387	—	7,435,387
Distribution/Wholesale	—	27,651,488	—	27,651,488
Diversified Financial Services	—	45,113,317	—	45,113,317
Electric	—	39,341,358	—	39,341,358
Electronics	—	5,121,201	—	5,121,201
Energy-Alternate Sources	—	1,137,746	—	1,137,746
Engineering & Construction	—	4,236,375	—	4,236,375
Entertainment	—	37,693,817	—	37,693,817
Environmental Control	—	18,285,971	—	18,285,971
Food	—	15,219,383	—	15,219,383
Forest Products & Paper	—	6,564,040	—	6,564,040
Healthcare-Services	—	66,826,424	—	66,826,424
Home Builders	—	9,311,896	—	9,311,896
Housewares	—	5,308,246	—	5,308,246
Insurance	—	24,662,278	—	24,662,278
Internet	—	22,760,886	—	22,760,886
Investment Companies	—	3,417,882	6,206,991	9,624,873
Iron/Steel	—	7,846,899	—	7,846,899
Leisure Time	—	52,703,166	—	52,703,166
Lodging	—	30,759,317	—	30,759,317
Machinery-Diversified	—	8,715,575	—	8,715,575
Media	—	58,860,758	—	58,860,758
Metal Fabricate/Hardware	—	1,858,400	—	1,858,400
Mining	—	66,917,393	0	66,917,393
Miscellaneous Manufacturing	—	21,264,875	—	21,264,875
Office/Business Equipment	—	1,589,875	—	1,589,875
Oil & Gas	—	135,638,915	—	135,638,915
Packaging & Containers	—	24,055,676	—	24,055,676
Pharmaceuticals	—	78,488,096	—	78,488,096
Pipelines	—	109,572,034	—	109,572,034

BHFTII-291

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Real Estate	$—	$13,719,537	$—	$13,719,537
Real Estate Investment Trusts	—	35,902,737	—	35,902,737
Retail	—	45,158,940	—	45,158,940
Semiconductors	—	7,043,904	—	7,043,904
Software	—	20,299,982	4,953,382	25,253,364
Telecommunications	—	65,914,473	—	65,914,473
Transportation	—	10,787,220	—	10,787,220
Total Corporate Bonds & Notes	—	1,516,529,371	11,160,373	1,527,689,744
Total Floating Rate Loans (Less Unfunded Loan Commitments of $795,000)*	—	667,598,895	—	667,598,895
Total Asset-Backed Securities*	—	238,959,377	—	238,959,377
Total Mortgage-Backed Securities*	—	238,036,933	—	238,036,933
Total U.S. Treasury & Government Agencies*	—	106,506,836	—	106,506,836
Total Foreign Government*	—	102,482,857	—	102,482,857
Total Convertible Bonds*	—	56,809,542	—	56,809,542
Convertible Preferred Stocks
Banks	7,037,441	—	—	7,037,441
Pipelines	—	15,445,125	10,795,634	26,240,759
Total Convertible Preferred Stocks	7,037,441	15,445,125	10,795,634	33,278,200
Total Preferred Stock*	1,923,840	—	—	1,923,840
Common Stocks
Auto Components	72,319	—	—	72,319
Media	—	153,930	—	153,930
Oil, Gas & Consumable Fuels	940,089	27,991	—	968,080
Total Common Stocks	1,012,408	181,921	—	1,194,329
Total Municipals*	—	813,408	—	813,408
Escrow Shares
Energy Equipment & Services	—	—	6,272	6,272
Forest Products & Paper	—	0	—	0
Total Escrow Shares	—	0	6,272	6,272
Total Short-Term Investment*	—	68,169,333	—	68,169,333
Securities Lending Reinvestments
Certificates of Deposit	—	101,988,494	—	101,988,494
Commercial Paper	—	19,987,526	—	19,987,526
Repurchase Agreements	—	229,570,971	—	229,570,971
Time Deposits	—	17,000,000	—	17,000,000
Mutual Funds	11,000,000	—	—	11,000,000
Total Securities Lending Reinvestments	11,000,000	368,546,991	—	379,546,991
Purchased Options
Foreign Currency Options at Value	—	840,449	—	840,449
Options on Exchange-Traded Futures Contracts at Value	2,014,552	—	—	2,014,552
Total Purchased Options	$2,014,552	$840,449	$—	$2,855,001
Total Net Investments	$22,988,241	$3,380,921,038	$21,962,279	$3,425,871,558

Collateral for Securities Loaned (Liability)	$—	$(379,525,103)	$—	$(379,525,103)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$10,005,747	$—	$10,005,747
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(6,645,651)	—	(6,645,651)
Total Forward Contracts	$—	$3,360,096	$—	$3,360,096
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$110,989	$—	$—	$110,989
Futures Contracts (Unrealized Depreciation)	(27,723,310)	—	—	(27,723,310)
Total Futures Contracts	$(27,612,321)	$—	$—	$(27,612,321)

BHFTII-292

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Written Options
Foreign Currency Options at Value	$—	$(709,875)	$—	$(709,875)
Options on Exchange-Traded Futures Contracts at Value	(889,145)	—	—	(889,145)
Total Written Options	$(889,145)	$(709,875)	$—	$(1,599,020)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$25,140,116	$—	$25,140,116
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,700,578)	—	(1,700,578)
Total Centrally Cleared Swap Contracts	$—	$23,439,538	$—	$23,439,538
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$293,450	$—	$293,450
OTC Swap Contracts at Value (Liabilities)	—	(2,931,535)	—	(2,931,535)
Total OTC Swap Contracts	$—	$(2,638,085)	$—	$(2,638,085)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

BHFTII-293

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—89.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—42.5%
Fannie Mae 15 Yr. Pool 2.500%, 06/01/28	775,934	$811,993
Fannie Mae 20 Yr. Pool
2.500%, 10/01/40	7,631,092	7,917,640
3.000%, 02/01/36	1,219,794	1,282,329
3.000%, 04/01/36	965,127	1,016,943
3.000%, 12/01/36	1,538,046	1,624,450
3.000%, 12/01/37	768,560	804,345
3.500%, 03/01/37	190,698	204,590
3.500%, 12/01/37	244,988	264,870
3.500%, 01/01/38	989,658	1,068,445
3.500%, 08/01/39	291,095	311,802
4.500%, 11/01/31	344,726	380,072
4.500%, 12/01/31	470,665	518,259
Fannie Mae 30 Yr. Pool
2.000%, 08/01/50	191,343	191,181
2.000%, 09/01/50	96,365	96,283
2.000%, 01/01/51	9,507,885	9,502,193
2.000%, 02/01/51	15,245,456	15,244,880
2.000%, 03/01/51	8,595,890	8,593,232
2.000%, 04/01/51	2,000,000	1,998,965
2.500%, 11/01/50	195,009	202,247
2.500%, 12/01/50	297,124	305,183
2.500%, 01/01/51	3,772,878	3,881,681
2.500%, 02/01/51	2,489,712	2,568,756
2.500%, 03/01/51	998,985	1,029,712
2.500%, 04/01/51	1,000,000	1,030,535
3.000%, 09/01/42	1,744,325	1,861,263
3.000%, 08/01/46	589,745	622,711
3.000%, 09/01/46	1,905,127	2,009,349
3.000%, 10/01/46	842,369	888,196
3.000%, 11/01/46	11,937,658	12,595,297
3.000%, 08/01/47	61,344	64,873
3.000%, 11/01/48	5,600,000	5,897,592
3.000%, 12/01/48	1,114,839	1,173,997
3.000%, 07/01/49	554,583	581,733
3.000%, 09/01/49	3,912,689	4,105,614
3.000%, 11/01/49	746,555	781,385
3.000%, 12/01/49	7,884,968	8,242,784
3.000%, 01/01/50	1,808,789	1,888,616
3.000%, 02/01/50	4,188,103	4,417,354
3.000%, 03/01/50	10,387,322	10,999,557
3.000%, 07/01/50	11,157,478	11,791,526
3.000%, 08/01/50	768,415	810,209
3.000%, 09/01/50	13,095,458	13,715,389
3.000%, 11/01/50	1,046,763	1,103,664
3.500%, 12/01/42	259,153	281,612
3.500%, 03/01/43	1,603,433	1,741,407
3.500%, 02/01/45	245,626	266,017
3.500%, 11/01/46	760,276	818,789
3.500%, 12/01/46	2,096,884	2,252,623
3.500%, 07/01/47	20,932,568	22,224,755
3.500%, 10/01/47	7,819,054	8,289,351
3.500%, 12/01/47	1,059,492	1,139,153
3.500%, 03/01/48	406,290	434,655
3.500%, 07/01/48	2,566,483	2,722,540

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 08/01/48	1,753,329	1,875,859
3.500%, 11/01/48	2,079,913	2,211,485
3.500%, 02/01/49	241,797	259,625
3.500%, 06/01/49	10,804,176	11,436,931
3.500%, 07/01/49	5,667,282	6,054,502
3.500%, 10/01/49	2,103,816	2,260,910
3.500%, 12/01/49	790,657	844,534
3.500%, 02/01/50	4,725,924	5,034,086
3.500%, 04/01/50	9,008,583	9,590,663
4.000%, 02/01/40	418,656	456,100
4.000%, 06/01/42	3,875,944	4,316,867
4.000%, 07/01/42	1,543,149	1,707,826
4.000%, 05/01/43	9,228,156	10,249,033
4.000%, 10/01/43	4,459,670	4,943,451
4.000%, 09/01/44	784,667	858,475
4.000%, 04/01/47	1,200,973	1,306,873
4.000%, 05/01/47	1,597,849	1,726,636
4.000%, 06/01/47	974,777	1,053,096
4.000%, 07/01/47	669,785	723,604
4.000%, 08/01/47	15,414,370	16,676,242
4.000%, 05/01/48	6,710,510	7,272,729
4.000%, 09/01/48	175,818	192,093
4.000%, 10/01/48	1,972,391	2,120,122
4.000%, 03/01/49	1,500,768	1,604,818
4.000%, 05/01/49	98,062	106,478
4.000%, 06/01/49	230,659	247,704
4.000%, 12/01/49	996,246	1,068,515
4.000%, 07/01/50	3,292,626	3,578,350
4.500%, 10/01/41	2,811,334	3,165,539
4.500%, 10/01/44	705,220	791,499
4.500%, 01/01/45	75,637	85,860
4.500%, 05/01/46	666,961	742,900
4.500%, 01/01/47	338,457	373,718
4.500%, 06/01/47	2,945,606	3,235,496
4.500%, 07/01/47	1,324,106	1,447,841
4.500%, 08/01/47	718,535	786,105
4.500%, 11/01/47	1,328,410	1,449,813
4.500%, 04/01/48	343,339	375,417
4.500%, 05/01/48	6,150,465	6,747,515
4.500%, 06/01/48	745,927	831,832
4.500%, 07/01/48	964,690	1,070,992
4.500%, 08/01/48	1,523,787	1,691,728
4.500%, 09/01/48	482,782	526,039
4.500%, 10/01/48	1,456,525	1,606,565
4.500%, 11/01/48	789,274	874,136
4.500%, 12/01/48	2,954,215	3,258,279
4.500%, 01/01/49	450,852	494,393
4.500%, 02/01/49	346,176	382,008
4.500%, 04/01/49	153,060	166,704
4.500%, 05/01/49	1,744,791	1,923,920
4.500%, 07/01/49	1,130,222	1,236,587
4.500%, 08/01/49	752,162	822,966
4.500%, 09/01/49	5,174,206	5,691,123
4.500%, 10/01/49	1,717,228	1,883,050
4.500%, 11/01/49	1,411,254	1,544,807

BHFTII-294

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 01/01/50	840,216	$918,920
4.500%, 03/01/50	3,622,339	3,996,068
4.500%, 04/01/50	289,516	315,950
4.500%, 05/01/50	2,461,530	2,686,049
5.000%, 07/01/33	119,916	138,380
5.000%, 09/01/33	145,580	167,771
5.000%, 10/01/35	407,129	470,139
5.000%, 03/01/36	646,384	751,568
5.000%, 01/01/39	5,382	6,263
5.000%, 12/01/39	10,201	11,871
5.000%, 05/01/40	41,153	47,058
5.000%, 07/01/40	21,424	24,432
5.000%, 11/01/40	452,756	526,700
5.000%, 01/01/41	31,415	35,139
5.000%, 02/01/41	26,433	29,279
5.000%, 04/01/41	56,035	64,711
5.000%, 05/01/41	1,130,569	1,314,156
5.000%, 06/01/41	88,402	102,844
5.000%, 07/01/41	948,714	1,100,925
5.000%, 08/01/48	237,253	262,787
5.000%, 10/01/48	570,295	631,926
5.000%, 11/01/48	3,001,006	3,325,576
5.000%, 12/01/48	1,695,746	1,875,430
5.000%, 08/01/49	2,779,231	3,070,347
5.000%, 09/01/49	4,833,646	5,339,436
5.000%, 12/01/49	8,487,626	9,378,640
5.000%, 03/01/50	435,559	482,549
6.000%, 04/01/33	49,041	58,593
6.000%, 02/01/34	8,221	9,484
6.000%, 11/01/35	81,299	95,032
6.000%, 08/01/37	187,212	223,309
6.500%, 03/01/26	425	477
6.500%, 04/01/29	41,591	46,683
7.000%, 02/01/29	409	410
7.000%, 01/01/30	1,678	1,724
7.000%, 10/01/37	2,791	2,863
7.000%, 11/01/37	13,200	14,236
7.000%, 12/01/37	18,222	21,617
7.000%, 02/01/38	9,457	10,480
7.000%, 11/01/38	66,617	77,544
7.000%, 02/01/39	542,090	640,467
7.500%, 04/01/32	10,799	10,980
8.000%, 05/01/28	1,174	1,309
8.000%, 07/01/32	729	800
Fannie Mae Interest Strip (CMO)
3.500%, 11/25/41 (a)	1,126,840	107,216
4.000%, 04/25/42 (a)	1,602,191	221,829
4.500%, 11/25/39 (a)	853,333	159,804
Fannie Mae Pool
1.950%, 04/01/32	200,000	199,234
3.500%, 08/01/42	5,263,443	5,707,899
3.500%, 09/01/42	363,348	395,285
3.500%, 10/01/42	2,551,793	2,767,277
4.000%, 10/01/42	1,437,611	1,581,497
4.000%, 11/01/42	999,508	1,095,677

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
4.000%, 07/01/43	35,016	38,592
4.000%, 08/01/43	783,468	862,196
4.500%, 08/01/58	1,393,310	1,601,107
4.500%, 01/01/59	2,716,827	3,098,134
6.500%, 12/01/27	2,426	2,433
6.500%, 05/01/32	7,781	8,761
Fannie Mae REMIC Trust Whole Loan (CMO) 3.992%, 01/25/43 (b)	164,735	172,706
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/42 (c)	255,695	241,124
5.500%, 07/25/41	4,746,005	5,317,260
5.500%, 04/25/42	1,081,531	1,242,472
6.000%, 05/25/42	629,678	730,640
6.041%, -1 x 1M LIBOR + 6.150%, 03/25/42 (a) (b)	4,159,297	716,312
6.041%, -1 x 1M LIBOR + 6.150%, 12/25/42 (a) (b)	448,165	96,367
6.441%, -1 x 1M LIBOR + 6.550%, 10/25/41 (a) (b)	2,718,256	538,091
6.500%, 06/25/39	51,783	56,806
6.500%, 07/25/42	1,247,084	1,490,197
6.541%, -1 x 1M LIBOR + 6.650%, 02/25/41 (a) (b)	139,870	7,893
6.541%, -1 x 1M LIBOR + 6.650%, 03/25/42 (a) (b)	1,005,732	168,460
Fannie Mae-ACES
2.037%, 09/25/26	1,236,773	1,264,122
2.232%, 02/25/27	1,232,877	1,292,786
3.061%, 05/25/27 (b)	200,000	217,981
Freddie Mac 15 Yr. Pool
3.000%, 09/01/32	365,085	385,734
3.500%, 04/01/33	3,027,219	3,272,015
Freddie Mac 20 Yr. Gold Pool
3.000%, 02/01/38	855,036	890,677
3.000%, 04/01/38	723,977	754,164
Freddie Mac 20 Yr. Pool 3.000%, 11/01/39	450,683	469,306
Freddie Mac 30 Yr. Gold Pool
2.000%, 03/01/51	1,897,065	1,898,102
2.000%, 04/01/51	700,000	699,165
3.000%, 04/01/47	769,393	809,212
3.500%, 06/01/46	491,225	529,442
4.000%, 07/01/43	2,538,541	2,814,997
4.000%, 08/01/43	2,050,452	2,273,771
4.000%, 06/01/47	594,686	642,837
4.000%, 12/01/47	329,224	354,982
4.000%, 02/01/49	2,569,267	2,776,038
4.500%, 06/01/38	813,769	905,578
4.500%, 02/01/47	326,630	360,720
4.500%, 03/01/47	24,602	26,810
4.500%, 04/01/47	561,769	613,893
4.500%, 05/01/47	400,069	439,091
4.500%, 06/01/47	1,471,574	1,629,238
4.500%, 07/01/47	21,472	23,527
4.500%, 04/01/48	723,567	799,288
4.500%, 04/01/49	496,280	549,105
5.000%, 08/01/33	12,423	14,413
5.000%, 01/01/40	12,295	14,209
5.000%, 04/01/41	13,964	16,251
5.000%, 04/01/44	19,677	22,228

BHFTII-295

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.000%, 07/01/48	41,440	$46,068
6.500%, 09/01/39	153,852	176,198
8.000%, 09/01/30	2,241	2,605
Freddie Mac 30 Yr. Pool
2.000%, 11/01/50	1,081,953	1,082,933
2.000%, 02/01/51	3,188,367	3,188,018
2.000%, 03/01/51	3,599,391	3,597,686
2.000%, 04/01/51	400,000	399,769
2.500%, 09/01/50	191,427	196,664
2.500%, 11/01/50	99,306	102,094
2.500%, 12/01/50	1,577,240	1,632,674
2.500%, 01/01/51	1,586,463	1,633,967
2.500%, 02/01/51	598,962	617,041
2.500%, 03/01/51	300,000	309,692
3.000%, 10/01/46	430,713	455,210
3.000%, 09/01/48	1,835,613	1,947,192
3.000%, 07/01/49	965,223	1,014,565
3.000%, 09/01/49	5,512,057	5,839,776
3.000%, 10/01/49	1,340,385	$1,409,736
3.000%, 11/01/49	986,361	1,028,016
3.000%, 01/01/50	221,890	234,476
3.000%, 02/01/50	4,462,107	4,688,771
3.000%, 03/01/50	4,211,743	4,445,153
3.000%, 07/01/50	2,402,799	2,546,855
3.000%, 09/01/50	94,457	100,129
3.000%, 10/01/50	7,004,216	7,457,848
3.500%, 06/01/47	347,426	371,739
3.500%, 07/01/47	7,832,365	8,312,292
3.500%, 03/01/48	363,960	389,606
3.500%, 06/01/48	2,430,612	2,576,440
3.500%, 12/01/48	3,033,295	3,203,838
3.500%, 02/01/50	357,203	382,102
3.500%, 03/01/50	232,846	249,124
4.000%, 01/01/47	75,181	81,600
4.000%, 03/01/48	643,473	702,830
4.000%, 04/01/49	1,716,849	1,870,455
4.000%, 02/01/50	462,086	496,159
4.000%, 03/01/50	60,487	65,394
4.500%, 05/01/47	4,305,600	4,727,981
4.500%, 04/01/48	834,788	912,340
4.500%, 06/01/48	328,484	358,859
4.500%, 08/01/48	126,993	139,374
4.500%, 03/01/49	424,706	470,008
4.500%, 07/01/49	737,546	809,329
4.500%, 03/01/50	71,088	77,640
5.000%, 01/01/36	18,066	21,020
5.000%, 06/01/41	2,038,727	2,306,358
5.000%, 08/01/48	113,527	126,056
5.000%, 10/01/48	373,142	413,171
5.000%, 11/01/48	287,856	318,215
5.000%, 03/01/50	1,886,373	2,087,732
6.000%, 10/01/36	441,983	527,891
Freddie Mac ARM Non-Gold Pool 2.170%, 5Y H15 + 1.284%, 03/01/47 (b)	534,369	555,332

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Gold Pool
3.500%, 02/01/44	278,375	303,934
4.000%, 04/01/43	988,339	1,089,653
4.000%, 08/01/43	504,885	552,928
Freddie Mac Multifamily Structured Pass-Through Certificates
0.287%, 01/25/27 (a) (b)	43,630	668
0.362%, 12/25/28 (a) (b)	62,918,175	1,686,962
0.482%, 01/25/34 (a) (b)	51,843,706	2,522,383
0.507%, 01/25/29 (a) (b)	85,801,723	3,222,430
0.760%, 09/25/27 (a) (b)	16,986,531	741,934
0.854%, 11/25/30 (a) (b)	26,304,507	1,805,013
0.883%, 11/25/30 (a) (b)	34,277,237	2,477,404
1.029%, 10/25/30 (a) (b)	2,914	240
3.291%, 03/25/27	4,670,000	5,064,512
Freddie Mac Pool 3.500%, 10/01/42	655,977	715,904
Freddie Mac REMICS (CMO)
4.500%, 04/15/32	187,297	209,220
6.000%, 05/15/36	299,064	352,576
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
2.317%, SOFR + 2.300%, 08/25/33 (144A) (b)	1,970,000	1,972,470
2.609%, 1M LIBOR + 2.500%, 03/25/30 (b)	1,950,000	1,987,017
5.659%, 1M LIBOR + 5.550%, 07/25/28 (b)	1,825,778	1,917,737
Ginnie Mae I 30 Yr. Pool
2.000%, TBA (d)	10,400,000	10,500,750
3.000%, 09/15/42	503,773	530,976
3.000%, 10/15/42	2,612,171	2,749,335
3.000%, 11/15/42	983,502	1,035,508
3.500%, 06/15/48	3,393,103	3,641,682
3.500%, 05/15/50	769,198	821,923
4.000%, 03/15/50	80,125	85,965
5.500%, 06/15/36	256,098	299,451
6.000%, 03/15/33	477,301	557,461
6.500%, 06/15/31	1,323	1,477
6.500%, 08/15/34	107,662	122,227
7.500%, 09/15/29	1,233	1,385
8.500%, 06/15/25	8,571	9,328
Ginnie Mae II 30 Yr. Pool
2.000%, 12/20/50	3,660,915	3,700,595
2.000%, 03/20/51	1,600,000	1,617,039
2.000%, 04/20/51	2,800,000	2,828,550
2.500%, 12/20/50	891,438	926,396
2.500%, TBA (d)	16,000,000	16,508,750
3.000%, TBA (d)	500,000	521,133
3.000%, 11/20/46	340,921	359,495
3.000%, 09/20/47	112,037	118,456
3.000%, 11/20/47	146,196	154,387
3.000%, 12/20/47	1,517,490	1,597,530
3.000%, 12/20/49	1,376,642	1,434,585
3.000%, 01/20/50	881,060	918,898
3.000%, 07/20/50	23,999,082	25,015,192
3.500%, 06/20/44	1,225,501	1,327,214
3.500%, 03/20/45	99,372	106,468
3.500%, 09/20/46	34,347	36,730
3.500%, 05/20/47	5,599,420	5,973,949
3.500%, 02/20/48	1,472,262	1,571,602

BHFTII-296

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.500%, 09/20/48	173,458	$184,269
3.500%, 02/20/49	34,146	36,213
3.500%, 10/20/49	686,723	709,077
3.500%, 01/20/50	2,400,457	2,549,003
3.500%, 02/20/50	405,007	430,072
3.500%, 07/20/50	456,577	481,949
3.500%, 10/20/50	1,332,642	1,406,545
4.000%, 09/20/45	479,992	515,956
4.000%, 11/20/45	5,309,226	5,803,692
4.000%, 06/20/47	1,983,282	2,149,127
4.000%, 07/20/47	352,420	382,074
4.000%, 11/20/47	988,338	1,068,482
4.000%, 12/20/47	382,483	412,934
4.000%, 02/20/48	378,261	406,260
4.000%, 03/20/48	416,555	449,188
4.000%, 04/20/48	383,677	410,711
4.000%, 11/20/49	174,958	190,913
4.000%, 01/20/50	270,387	296,924
4.000%, 02/20/50	263,733	288,416
4.000%, 03/20/50	190,793	210,367
4.000%, 04/20/50	1,197,295	1,308,644
4.500%, 01/20/40	326,060	364,982
4.500%, 05/20/40	412,417	461,652
4.500%, 09/20/40	9,015	10,110
4.500%, 01/20/41	74,856	85,039
4.500%, 07/20/41	485,902	544,874
4.500%, 08/20/47	638,466	699,267
4.500%, 04/20/48	1,117,945	1,217,649
4.500%, 05/20/48	1,662,974	1,798,156
4.500%, 06/20/48	981,691	1,065,162
4.500%, 07/20/48	163,236	178,673
4.500%, 08/20/48	4,230,400	4,627,141
4.500%, 09/20/48	1,306,080	1,421,728
4.500%, 10/20/48	1,146,202	1,242,281
4.500%, 01/20/49	3,096,032	3,355,403
4.500%, 03/20/49	843,150	912,413
4.500%, 04/20/49	542,504	587,049
4.500%, 02/20/50	863,088	934,628
4.500%, 03/20/50	553,849	599,091
5.000%, 07/20/40	325,950	374,575
5.000%, 10/20/48	1,859,996	2,037,589
5.000%, 11/20/48	201,795	221,039
5.000%, 01/20/49	4,353,262	4,768,287
5.000%, 03/20/49	242,017	265,235
5.000%, 12/20/49	368,727	403,374
5.000%, 01/20/50	231,875	253,702
5.000%, 04/20/50	205,589	224,936
6.000%, 11/20/34	896	1,056
6.000%, 06/20/35	1,313	1,545
6.000%, 07/20/36	71,283	83,930
6.000%, 09/20/36	3,474	4,087
6.000%, 07/20/38	182,719	215,059
6.000%, 09/20/38	466,240	534,751
6.000%, 06/20/39	2,191	2,580
6.000%, 05/20/40	41,983	49,394

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
6.000%, 06/20/40	122,203	143,773
6.000%, 08/20/40	61,808	72,716
6.000%, 09/20/40	139,615	164,263
6.000%, 10/20/40	89,907	105,772
6.000%, 11/20/40	148,172	174,355
6.000%, 01/20/41	94,285	110,906
6.000%, 03/20/41	594,405	700,078
6.000%, 07/20/41	109,799	129,334
6.000%, 12/20/41	67,798	79,769
6.500%, 10/20/37	170,180	201,833
Government National Mortgage Association
Zero Coupon, 09/16/46 (a) (b)	14,888,619	18,298
0.088%, 03/16/49 (a) (b)	4,744,086	14,932
0.116%, 04/16/54 (a) (b)	33,376,649	512,298
0.129%, 02/16/48 (a) (b)	2,339,617	34,753
0.174%, 02/16/53 (a) (b)	8,291,199	67,505
0.410%, 10/16/54 (a) (b)	15,011,355	92,350
0.597%, 03/16/60 (a) (b)	4,968,866	245,957
0.645%, 10/16/58 (a) (b)	18,154,401	918,457
0.662%, 09/16/55 (a) (b)	11,350,396	419,755
0.731%, 12/16/59 (a) (b)	41,805,880	2,260,557
1.163%, 02/16/46 (a) (b)	7,163,475	251,642
3.150%, 06/16/60	2,697,717	2,785,957
Government National Mortgage Association (CMO)
0.500%, 1M LIBOR + 0.380%, 12/20/60 (b)	11,814,924	11,835,752
0.511%, 1M LIBOR + 0.400%, 08/20/70 (b)	91,159	91,452
0.520%, 1M LIBOR + 0.400%, 12/20/60 (b)	3,000,849	3,007,123
0.550%, 1M LIBOR + 0.430%, 10/20/64 (b)	4,883,589	4,900,466
0.561%, 1M LIBOR + 0.450%, 07/20/70 (b)	7,466,268	7,540,592
0.600%, 1M LIBOR + 0.480%, 03/20/61 (b)	2,329,798	2,338,758
0.611%, 1M LIBOR + 0.500%, 07/20/70 (b)	592,502	599,502
0.620%, 1M LIBOR + 0.500%, 12/20/60 (b)	24,742,764	24,856,383
0.683%, 12M LIBOR + 0.250%, 10/20/68 (b)	2,352,263	2,341,864
1.261%, 1M LIBOR + 1.150%, 05/20/70 (b)	1,692,338	1,779,132
1.361%, 1M LIBOR + 1.250%, 04/20/70 (b)	175,034	180,678
3.000%, 07/20/49	1,258,187	1,306,241
3.000%, 10/20/49	320,378	329,174
5.994%, -1 x 1M LIBOR + 6.100%, 08/16/42 (a) (b)	589,387	131,989
6.539%, -1 x 1M LIBOR + 6.650%, 01/20/40 (a) (b)	228,299	17,785
Uniform Mortgage-Backed Securities 15 Yr. Pool 1.500%, TBA (d)	26,300,000	26,418,737
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (d)	31,900,000	31,840,188
2.500%, TBA (d)	42,900,000	44,022,774

		831,917,455

Federal Agencies—40.1%
Fannie Mae Principal Strip Zero Coupon, 05/15/30	30,000,000	25,115,872
Federal Agricultural Mortgage Corp. 0.260%, 10/02/23	10,000,000	9,996,780
Federal Farm Credit Banks Funding Corp.
0.125%, 11/23/22	10,000,000	9,999,739
0.125%, 02/03/23	22,000,000	21,989,306

BHFTII-297

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal Farm Credit Banks Funding Corp.
0.200%, 01/04/24	10,000,000	$9,949,817
0.220%, 09/08/23	20,000,000	19,976,217
0.230%, 01/19/24	15,000,000	14,929,226
0.375%, 01/15/25	10,000,000	9,872,466
0.460%, 11/03/25	10,000,000	9,828,270
0.780%, 06/16/25	10,000,000	10,009,229
2.700%, 10/26/27	10,000,000	10,905,996
2.750%, 04/25/22	20,000,000	20,559,471
Federal Home Loan Bank
0.125%, 10/21/22	5,000,000	4,996,939
0.375%, 09/04/25	15,000,000	14,723,827
0.500%, 04/14/25	14,000,000	13,889,874
1.875%, 11/29/21	40,000,000	40,477,230
2.125%, 06/09/23	17,700,000	18,445,356
2.500%, 02/13/24	10,000,000	10,633,676
2.750%, 12/13/24	10,000,000	10,805,148
3.250%, 11/16/28	40,000,000	45,022,227
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	7,443,000	6,327,456
Zero Coupon, 12/17/29	5,562,000	4,726,044
Zero Coupon, 12/15/36	24,765,000	16,905,870
0.125%, 10/16/23	30,000,000	29,886,831
0.250%, 06/26/23	13,000,000	13,013,138
0.250%, 08/24/23	20,000,000	20,004,557
0.250%, 09/08/23	10,000,000	9,998,069
0.250%, 11/06/23	20,000,000	19,984,969
0.250%, 12/04/23	20,000,000	19,970,150
0.375%, 04/20/23	6,000,000	6,022,794
0.375%, 05/05/23	10,000,000	10,042,986
2.750%, 06/19/23	20,000,000	21,122,613
Federal National Mortgage Association
0.250%, 05/22/23	8,000,000	8,010,065
0.625%, 04/22/25	5,000,000	4,986,740
0.750%, 10/08/27	20,000,000	19,258,380
0.875%, 08/05/30	25,000,000	23,115,408
2.625%, 09/06/24 (e)	22,000,000	23,643,519
Freddie Mac Strips
Zero Coupon, 07/15/28	5,400,000	4,814,482
Zero Coupon, 07/15/32	9,000,000	7,098,065
Resolution Funding Corp. Interest Strip
Zero Coupon, 07/15/21	9,030,000	9,028,149
Zero Coupon, 07/15/26	4,230,000	3,966,460
Zero Coupon, 07/15/27	8,012,000	7,324,619
Zero Coupon, 01/15/29	6,988,000	6,083,135
Zero Coupon, 07/15/29	14,000,000	12,000,556
Zero Coupon, 10/15/29	14,996,000	12,726,273
Resolution Funding Corp. Principal Strip
Zero Coupon, 01/15/30	25,000,000	21,079,252
Zero Coupon, 04/15/30	30,000,000	25,130,909
United States Department of Housing and Urban Development
2.668%, 08/01/24	8,000,000	8,519,754
2.738%, 08/01/25	6,000,000	6,450,523
United States International Development Finance Corp.
Zero Coupon, 07/01/22	4,206,631	4,557,925
Zero Coupon, 07/17/25	19,989,000	21,669,494

Federal Agencies—(Continued)
United States International Development Finance Corp.
1.110%, 05/15/29	14,000,000	14,234,086
3.330%, 05/15/33	6,258,595	6,893,366
3.490%, 12/20/29	9,386,526	10,598,798
3.540%, 06/15/30	10,882,555	12,310,248

		783,632,349

U.S. Treasury—7.3%
U.S. Treasury Bond 1.875%, 02/15/51 (e)	10,000,000	8,875,000
U.S. Treasury Inflation Indexed Bonds
1.375%, 02/15/44 (f)	4,040,028	5,276,340
2.125%, 02/15/40 (f)	10,406,688	14,919,911
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/30 (f)	25,109,279	27,167,390
U.S. Treasury Notes
0.500%, 10/31/27	5,560,000	5,266,145
1.500%, 03/31/23	25,000,000	25,664,063
1.875%, 07/31/26	54,000,000	56,404,688

		143,573,537

Total U.S. Treasury & Government Agencies (Cost $1,747,991,070)		1,759,123,341

Foreign Government—8.5%

Sovereign—8.5%
Abu Dhabi Government International Bond 3.125%, 09/30/49 (144A)	10,000,000	9,523,800
Colombia Government International Bond 5.625%, 02/26/44	4,840,000	5,492,964
Indonesia Government International Bonds
3.750%, 04/25/22 (144A)	410,000	422,747
3.750%, 04/25/22	1,900,000	1,959,071
4.750%, 02/11/29	6,280,000	7,210,043
4.875%, 05/05/21	2,957,000	2,965,102
5.875%, 01/15/24 (144A)	1,060,000	1,199,082
Israel Government AID Bonds
5.500%, 09/18/23	2,000,000	2,252,617
5.500%, 12/04/23	33,000,000	37,469,097
5.500%, 04/26/24	21,550,000	24,788,682
Mexico Government International Bond 4.500%, 04/22/29	12,280,000	13,615,327
Panama Government International Bonds
3.750%, 03/16/25	5,650,000	6,157,935
4.500%, 05/15/47	3,200,000	3,541,024
4.500%, 04/01/56	1,450,000	1,585,531
Peruvian Government International Bonds
5.625%, 11/18/50	1,900,000	2,513,510
6.550%, 03/14/37	2,770,000	3,739,500
Poland Government International Bond 4.000%, 01/22/24	7,870,000	8,617,650
Qatar Government International Bond 5.103%, 04/23/48 (144A)	7,300,000	9,225,740

BHFTII-298

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Ukraine Government AID Bond 1.471%, 09/29/21	20,000,000	$20,101,957
Uruguay Government International Bond 5.100%, 06/18/50	3,200,000	3,964,352

Total Foreign Government (Cost $162,354,290)		166,345,731

Corporate Bonds & Notes—4.5%

Chemicals—0.1%
Equate Petrochemical B.V. 4.250%, 11/03/26 (144A)	1,540,000	1,673,441

Diversified Financial Services—1.2%
Postal Square L.P. 6.500%, 06/15/22	1,869,840	1,941,019
Private Export Funding Corp. 3.250%, 06/15/25	20,000,000	21,765,891

		23,706,910

Electric—0.5%
Enel Chile S.A. 4.875%, 06/12/28	4,000,000	4,632,000
Perusahaan Listrik Negara PT 5.450%, 05/21/28 (144A)	4,000,000	4,625,000

		9,257,000

Oil & Gas—0.4%
Ecopetrol S.A. 5.375%, 06/26/26	4,260,000	4,777,079
Petroleos Mexicanos 6.375%, 01/23/45	3,610,000	2,996,300

		7,773,379

Sovereign—2.3%
National Credit Union Administration Guaranteed Notes Trust 3.450%, 06/12/21	45,000,000	45,268,092

Total Corporate Bonds & Notes (Cost $77,066,437)		87,678,822

Mortgage-Backed Securities—2.1%

Collateralized Mortgage Obligations—2.1%
Alternative Loan Trust 0.311%, 1M LIBOR + 0.200%, 07/20/46 (b)	1,434,437	1,137,337
Banc of America Funding Trust 0.280%, 1M LIBOR + 0.150%, 02/27/37 (144A) (b)	3,247,763	3,121,196
Banc of America Mortgage Trust
3.133%, 07/25/35 (b)	20,690	20,697
BCAP LLC Trust 0.280%, 1M LIBOR + 0.150%, 11/27/36 (144A) (b)	4,159,527	4,139,806
Citigroup Mortgage Loan Trust 2.530%, 1Y H15 + 2.400%, 10/25/35 (b)	37,793	38,234

Collateralized Mortgage Obligations—(Continued)
Connecticut Avenue Securities Trust 0.909%, 1M LIBOR + 0.800%, 01/25/40 (144A) (b)	259,663	259,663
Countrywide Home Loan Reperforming Loan REMIC Trust 0.529%, 1M LIBOR + 0.420%, 07/25/36 (144A) (b)	301,400	278,290
Credit Suisse Mortgage Trust
0.830%, 03/25/56 (144A) (b)	1,145,892	1,143,202
1.169%, 03/25/56 (144A) (b)	986,464	984,151
1.856%, 1M LIBOR + 1.750%, 07/25/47 (144A) (b)	2,350,000	2,349,965
GMAC Mortgage Corp. Loan Trust 3.628%, 11/19/35 (b)	133,406	132,511
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	3,373,082	3,566,490
JPMorgan Mortgage Trust
2.344%, 06/25/34 (b)	54,722	54,585
3.500%, 10/25/48 (144A) (b)	1,302,436	1,327,226
MASTR Adjustable Rate Mortgages Trust
0.309%, 1M LIBOR + 0.200%, 05/25/47 (b)	3,060,611	3,599,710
2.056%, 02/25/34 (b)	112,575	108,047
MASTR Reperforming Loan Trust
3.638%, 05/25/35 (144A) (b)	2,300,324	1,601,823
7.000%, 08/25/34 (144A)	247,595	209,829
Morgan Stanley Mortgage Loan Trust
0.249%, 1M LIBOR + 0.140%, 06/25/36 (b)	481,347	153,729
3.014%, 07/25/35 (b)	83,917	81,675
MRA Issuance Trust 1.861%, 10/08/21	2,930,000	2,930,000
New Residential Mortgage Loan Trust
2.750%, 07/25/59 (144A) (b)	1,282,790	1,337,048
3.250%, 09/25/56 (144A) (b)	1,967,544	2,072,207
4.000%, 02/25/57 (144A) (b)	1,693,552	1,816,103
4.000%, 05/25/57 (144A) (b)	2,789,982	2,968,322
4.250%, 12/25/57 (144A) (b)	2,868,668	3,043,202
NovaStar Mortgage Funding Trust 0.489%, 1M LIBOR + 0.380%, 09/25/46 (b)	867,993	845,493
SACO I Trust 8.910%, 06/25/21 (144A) (b)	61,599	61,115
Structured Asset Mortgage Investments II Trust 0.469%, 1M LIBOR + 0.360%, 07/25/46 (b)	127,639	112,708
Structured Asset Securities Corp.
0.459%, 1M LIBOR + 0.350%, 04/25/35 (144A) (b)	1,607,743	1,434,832
3.660%, 06/25/35 (144A) (b)	84,982	80,455

Total Mortgage-Backed Securities (Cost $39,852,325)		41,009,651

Asset-Backed Securities—0.4%

Asset-Backed - Automobile—0.0%
Hertz Vehicle Financing II L.P. 3.290%, 02/25/24 (144A)	741,151	743,187

Asset-Backed - Home Equity—0.2%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 0.934%, 1M LIBOR + 0.825%, 05/25/34 (b)	4,136,000	4,117,651

BHFTII-299

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Morgan Stanley Mortgage Loan Trust
0.199%, 1M LIBOR + 0.090%, 12/25/36 (b)	135,045	$73,148
0.409%, 1M LIBOR + 0.300%, 03/25/36 (b)	110,030	109,009
Structured Asset Securities Corp. Mortgage Loan Trust 0.329%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	4,609,539	168,464

		4,468,272

Asset-Backed - Other—0.2%
Countrywide Revolving Home Equity Loan Trust 0.246%, 1M LIBOR + 0.140%, 07/15/36 (b)	285,382	271,212
Securitized Asset Backed Receivables LLC Trust 0.724%, 1M LIBOR + 0.615%, 01/25/35 (b)	1,040,553	1,020,390
Towd Point Mortgage Trust 2.250%, 04/25/56 (144A) (b)	1,851,228	1,864,923

		3,156,525

Total Asset-Backed Securities (Cost $10,248,858)		8,367,984

Short-Term Investment—2.3%

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $44,298,038; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/26, with a market value of $45,184,059.	44,298,038	44,298,038

Total Short-Term Investments (Cost $44,298,038)		44,298,038

Securities Lending Reinvestments(g)—0.5%

Repurchase Agreements—0.1%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $49,857; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $50,854.	49,857	49,857
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $14,018; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $14,298.	14,018	14,018
Natixis New York Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $461,380; collateralized by U.S. Treasury Obligations with rates ranging from 0.069% - 2.750%, maturity dates ranging from 08/31/21 - 01/15/31, and an aggregate market value of $470,608.	461,380	461,380

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $800,037; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $884,832.	800,000	800,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $1,200,058; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $1,331,644.	1,200,000	1,200,000
Societe Generale Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $600,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $665,950.	600,000	600,000

		3,125,255

Mutual Funds—0.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (h)	1,500,000	1,500,000
Fidelity Government Portfolio, Institutional Class 0.010% (h)	1,500,000	1,500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (h)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (h)	1,500,000	1,500,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.040% (h)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (h)	1,000,000	1,000,000

		7,500,000

Total Securities Lending Reinvestments (Cost $10,625,255)		10,625,255

Total Investments—108.2% (Cost $2,092,436,273)		2,117,448,822
Other assets and liabilities (net)—(8.2)%		(161,272,676)

Net Assets—100.0%		$1,956,176,146

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Interest only security.

BHFTII-300

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Principal only security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $10,377,625 and the collateral received consisted of cash in the amount of $10,625,255. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	Principal amount of security is adjusted for inflation.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $63,213,779, which is 3.2% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Euro Dollar Futures	12/18/23	700	USD	172,891,250	$(197,287)

Futures Contracts—Short
U.S. Treasury Long Bond Futures	06/21/21	(462)	USD	(71,422,313)	2,765,810
U.S. Treasury Note 10 Year Futures	06/21/21	(391)	USD	(51,196,563)	1,422,205
U.S. Treasury Note 5 Year Futures	06/30/21	(52)	USD	(6,416,719)	70,598
U.S. Treasury Ultra Long Bond Futures	06/21/21	(56)	USD	(10,148,250)	579,573

Net Unrealized Appreciation					$4,640,899

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-301

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,759,123,341	$—	$1,759,123,341
Total Foreign Government*	—	166,345,731	—	166,345,731
Total Corporate Bonds & Notes*	—	87,678,822	—	87,678,822
Total Mortgage-Backed Securities*	—	41,009,651	—	41,009,651
Total Asset-Backed Securities*	—	8,367,984	—	8,367,984
Total Short-Term Investment*	—	44,298,038	—	44,298,038
Securities Lending Reinvestments
Repurchase Agreements	—	3,125,255	—	3,125,255
Mutual Funds	7,500,000	—	—	7,500,000
Total Securities Lending Reinvestments	7,500,000	3,125,255	—	10,625,255
Total Investments	$7,500,000	$2,109,948,822	$—	$2,117,448,822

Collateral for Securities Loaned (Liability)	$—	$(10,625,255)	$—	$(10,625,255)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,838,186	$—	$—	$4,838,186
Futures Contracts (Unrealized Depreciation)	(197,287)	—	—	(197,287)
Total Futures Contracts	$4,640,899	$—	$—	$4,640,899

*	See Schedule of Investments for additional detailed categorizations.

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Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust II (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

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Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s Custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

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